UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy MetLife Advisers, LLC One Financial Center Boston, Massachusetts 02111	Brian McCabe, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 to September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Met Investors Series Trust
Schedule of Investments

September 30, 2016

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio	MIST-1
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio	MIST-28
American Funds Balanced Allocation Portfolio	MIST-38
American Funds Growth Allocation Portfolio	MIST-39
American Funds Growth Portfolio	MIST-40
American Funds Moderate Allocation Portfolio	MIST-41
AQR Global Risk Balanced Portfolio	MIST-42
BlackRock Global Tactical Strategies Portfolio	MIST-48
BlackRock High Yield Portfolio	MIST-53
Clarion Global Real Estate Portfolio	MIST-77
ClearBridge Aggressive Growth Portfolio	MIST-79
Goldman Sachs Mid Cap Value Portfolio	MIST-83
Harris Oakmark International Portfolio	MIST-87
Invesco Balanced-Risk Allocation Portfolio	MIST-91
Invesco Comstock Portfolio	MIST-95
Invesco Mid Cap Value Portfolio	MIST-100
Invesco Small Cap Growth Portfolio	MIST-104
JPMorgan Core Bond Portfolio	MIST-109
JPMorgan Global Active Allocation Portfolio	MIST-133
JPMorgan Small Cap Value Portfolio	MIST-167
Loomis Sayles Global Markets Portfolio	MIST-175
Met/Aberdeen Emerging Markets Equity Portfolio	MIST-189
Met/Artisan International Portfolio	MIST-193
Met/Eaton Vance Floating Rate Portfolio	MIST-197
Met/Franklin Low Duration Total Return Portfolio	MIST-210
Met/Templeton International Bond Portfolio	MIST-227
Met/Wellington Large Cap Research Portfolio	MIST-236
MetLife Asset Allocation 100 Portfolio	MIST-242
MetLife Balanced Plus Portfolio	MIST-244
MetLife Multi-Index Targeted Risk Portfolio	MIST-249
MetLife Small Cap Value Portfolio	MIST-251
MFS Research International Portfolio	MIST-257
Morgan Stanley Mid Cap Growth Portfolio	MIST-261
Oppenheimer Global Equity Portfolio	MIST-267
PanAgora Global Diversified Risk Portfolio	MIST-271
PIMCO Inflation Protected Bond Portfolio	MIST-280
PIMCO Total Return Portfolio	MIST-297
Pyramis Government Income Portfolio	MIST-322
Pyramis Managed Risk Portfolio	MIST-329
Schroders Global Multi-Asset Portfolio	MIST-332
SSGA Growth and Income ETF Portfolio	MIST-352
SSGA Growth ETF Portfolio	MIST-355
T. Rowe Price Large Cap Value Portfolio	MIST-358
T. Rowe Price Mid Cap Growth Portfolio	MIST-362
TCW Core Fixed Income Portfolio	MIST-368
Notes to Schedule of Investments	MIST-376

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—51.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Airbus Group SE	58,874	$3,561,215
BAE Systems plc	319,509	2,167,744
Boeing Co. (The)	41,125	5,417,808
Cobham plc	171,972	374,190
General Dynamics Corp.	19,330	2,999,243
L-3 Communications Holdings, Inc.	5,185	781,535
Leonardo-Finmeccanica S.p.A. (a)	40,811	462,938
Lockheed Martin Corp.	17,345	4,157,943
Meggitt plc	77,337	452,144
Northrop Grumman Corp.	12,025	2,572,749
Raytheon Co.	19,815	2,697,416
Rockwell Collins, Inc.	8,635	728,276
Rolls-Royce Holdings plc (a)	185,149	1,728,079
Safran S.A.	31,495	2,264,591
Singapore Technologies Engineering, Ltd.	156,900	373,703
Textron, Inc.	17,880	710,730
Thales S.A.	10,626	978,767
TransDigm Group, Inc. (a)	3,602	1,041,410
United Technologies Corp.	51,425	5,224,780
Zodiac Aerospace	20,440	497,685

		39,192,946

Air Freight & Logistics—0.3%
Bollore S.A.	86,580	301,018
C.H. Robinson Worldwide, Inc.	9,460	666,552
Deutsche Post AG	97,695	3,053,144
Expeditors International of Washington, Inc.	12,005	618,498
FedEx Corp.	16,910	2,953,839
Royal Mail plc	90,625	574,090
United Parcel Service, Inc. - Class B	45,600	4,986,816
Yamato Holdings Co., Ltd.	35,193	819,115

		13,973,072

Airlines—0.2%
Alaska Air Group, Inc.	8,203	540,250
American Airlines Group, Inc.	39,821	1,457,847
ANA Holdings, Inc.	116,656	317,101
Cathay Pacific Airways, Ltd.	118,200	165,105
Delta Air Lines, Inc.	51,351	2,021,175
Deutsche Lufthansa AG	23,172	257,844
easyJet plc	15,851	207,198
International Consolidated Airlines Group S.A. - Class DI	80,729	418,716
Japan Airlines Co., Ltd.	12,107	356,418
Qantas Airways, Ltd.	51,918	124,541
Ryanair Holdings plc (ADR)	2,174	163,115
Singapore Airlines, Ltd.	54,200	419,220
Southwest Airlines Co.	42,085	1,636,686
United Continental Holdings, Inc. (a)	22,191	1,164,362

		9,249,578

Auto Components—0.4%
Aisin Seiki Co., Ltd.	19,307	884,076
BorgWarner, Inc.	14,440	507,999
Bridgestone Corp.	65,494	2,415,582

Auto Components—(Continued)
Cie Generale des Etablissements Michelin	18,329	2,026,814
Continental AG	11,077	2,328,888
Delphi Automotive plc	18,321	1,306,654
Denso Corp.	48,957	1,954,468
GKN plc	172,600	717,375
Goodyear Tire & Rubber Co. (The)	17,590	568,157
Johnson Controls International plc	62,484	2,907,380
Koito Manufacturing Co., Ltd.	11,781	573,542
NGK Spark Plug Co., Ltd.	18,000	317,123
NHK Spring Co., Ltd.	20,100	194,648
NOK Corp.	9,547	209,147
Nokian Renkaat Oyj	11,558	421,297
Stanley Electric Co., Ltd.	15,144	407,341
Sumitomo Electric Industries, Ltd.	75,961	1,074,285
Sumitomo Rubber Industries, Ltd.	17,201	260,134
Toyoda Gosei Co., Ltd.	6,545	152,323
Toyota Industries Corp.	16,424	762,076
Valeo S.A.	24,005	1,399,871
Yokohama Rubber Co., Ltd. (The)	11,000	175,841

		21,565,021

Automobiles—1.0%
Bayerische Motoren Werke AG	33,340	2,801,833
Daimler AG	96,955	6,829,916
Ferrari NV	12,366	642,360
Fiat Chrysler Automobiles NV	90,856	576,846
Ford Motor Co.	257,495	3,107,965
Fuji Heavy Industries, Ltd.	62,012	2,328,819
General Motors Co.	92,813	2,948,669
Harley-Davidson, Inc.	12,075	635,024
Honda Motor Co., Ltd.	164,196	4,727,213
Isuzu Motors, Ltd.	59,200	696,178
Mazda Motor Corp.	57,500	883,442
Mitsubishi Motors Corp.	68,400	318,693
Nissan Motor Co., Ltd.	248,849	2,436,876
Peugeot S.A. (a)	48,854	745,800
Renault S.A.	19,356	1,590,323
Suzuki Motor Corp.	34,594	1,158,097
Toyota Motor Corp.	268,900	15,594,516
Volkswagen AG	3,274	475,009
Yamaha Motor Co., Ltd.	28,166	570,145

		49,067,724

Banks—4.0%
ABN AMRO Group NV	23,686	490,113
Aozora Bank, Ltd.	118,635	408,641
Australia & New Zealand Banking Group, Ltd.	293,783	6,238,056
Banco Bilbao Vizcaya Argentaria S.A.	652,537	3,945,151
Banco de Sabadell S.A. (b)	530,683	679,602
Banco Espirito Santo S.A. (a) (c) (d)	169,954	0
Banco Popular Espanol S.A.	338,081	417,468
Banco Santander S.A.	1,453,476	6,427,249
Bank Hapoalim B.M.	107,342	608,634
Bank Leumi Le-Israel B.M. (a)	145,687	553,655
Bank of America Corp.	682,208	10,676,555
Bank of East Asia, Ltd. (The)	121,400	495,511

MIST-1

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Bank of Ireland (a)	2,769,988	$577,108
Bank of Kyoto, Ltd. (The)	29,632	217,277
Bank of Queensland, Ltd.	38,364	334,356
Bankia S.A.	459,616	376,906
Bankinter S.A.	67,257	478,402
Barclays plc	1,702,580	3,712,287
BB&T Corp.	53,545	2,019,717
Bendigo & Adelaide Bank, Ltd.	46,486	383,980
BNP Paribas S.A.	106,679	5,484,976
BOC Hong Kong Holdings, Ltd.	372,500	1,264,882
CaixaBank S.A.	267,808	676,594
Chiba Bank, Ltd. (The)	69,833	396,850
Chugoku Bank, Ltd. (The)	16,798	204,986
Citigroup, Inc.	194,771	9,199,034
Citizens Financial Group, Inc.	34,854	861,242
Comerica, Inc.	11,455	542,051
Commerzbank AG	107,189	691,060
Commonwealth Bank of Australia	172,706	9,605,153
Concordia Financial Group, Ltd.	117,602	514,068
Credit Agricole S.A.	106,306	1,048,877
Danske Bank A/S	69,338	2,030,548
DBS Group Holdings, Ltd.	177,100	2,010,457
DNB ASA	98,407	1,292,850
Erste Group Bank AG (a)	30,295	897,250
Fifth Third Bancorp	51,735	1,058,498
Fukuoka Financial Group, Inc.	77,326	321,193
Hachijuni Bank, Ltd. (The)	40,338	210,351
Hang Seng Bank, Ltd.	77,000	1,382,839
Hiroshima Bank, Ltd. (The)	50,340	208,895
HSBC Holdings plc	1,995,016	14,978,673
Huntington Bancshares, Inc.	52,455	517,206
ING Groep NV	390,414	4,812,659
Intesa Sanpaolo S.p.A.	1,277,579	2,836,250
Intesa Sanpaolo S.p.A. - Risparmio Shares	93,031	194,874
Iyo Bank, Ltd. (The)	24,000	145,218
Japan Post Bank Co., Ltd.	40,816	484,763
Joyo Bank, Ltd. (The)	61,592	255,831
JPMorgan Chase & Co.	242,500	16,148,075
KBC Groep NV (a)	25,260	1,470,434
KeyCorp	55,120	670,810
Kyushu Financial Group, Inc.	34,671	236,620
Lloyds Banking Group plc	6,468,259	4,580,883
M&T Bank Corp.	10,495	1,218,470
Mediobanca S.p.A.	56,484	367,846
Mitsubishi UFJ Financial Group, Inc.	1,283,980	6,474,632
Mizrahi Tefahot Bank, Ltd.	13,882	176,491
Mizuho Financial Group, Inc.	2,394,860	4,001,317
National Australia Bank, Ltd.	266,361	5,705,411
Natixis S.A.	93,624	436,361
Nordea Bank AB	305,856	3,033,713
Oversea-Chinese Banking Corp., Ltd.	311,200	1,986,764
People’s United Financial, Inc. (b)	20,495	324,231
PNC Financial Services Group, Inc. (The)	33,135	2,985,132
Raiffeisen Bank International AG (a)	11,692	178,034
Regions Financial Corp.	85,015	839,098
Resona Holdings, Inc.	222,226	934,576
Royal Bank of Scotland Group plc (a)	354,577	823,395

Banks—(Continued)
Seven Bank, Ltd.	59,963	191,940
Shinsei Bank, Ltd.	179,300	271,077
Shizuoka Bank, Ltd. (The)	52,824	422,971
Skandinaviska Enskilda Banken AB - Class A	152,956	1,535,815
Societe Generale S.A.	77,260	2,666,288
Standard Chartered plc (a)	330,498	2,691,479
Sumitomo Mitsui Financial Group, Inc.	135,250	4,558,322
Sumitomo Mitsui Trust Holdings, Inc.	33,409	1,084,223
SunTrust Banks, Inc.	33,300	1,458,540
Suruga Bank, Ltd.	18,000	431,638
Svenska Handelsbanken AB - A Shares	152,548	2,094,918
Swedbank AB - A Shares	91,190	2,141,452
U.S. Bancorp	107,835	4,625,043
UniCredit S.p.A.	528,762	1,232,362
Unione di Banche Italiane S.p.A.	89,964	207,414
United Overseas Bank, Ltd.	130,400	1,811,285
Wells Fargo & Co. (e)	305,210	13,514,699
Westpac Banking Corp.	335,895	7,636,076
Yamaguchi Financial Group, Inc.	20,000	213,119
Zions Bancorporation	13,460	417,529

		204,967,279

Beverages—1.2%
Anheuser-Busch InBev S.A.	80,971	10,629,364
Asahi Group Holdings, Ltd.	38,963	1,418,092
Brown-Forman Corp. - Class B	13,254	628,770
Carlsberg A/S - Class B	10,772	1,029,131
Coca-Cola Amatil, Ltd.	57,135	449,032
Coca-Cola Co. (The) (e)	257,410	10,893,591
Coca-Cola European Partners plc	21,856	869,280
Coca-Cola HBC AG (a)	18,269	423,974
Constellation Brands, Inc. - Class A	11,675	1,943,771
Diageo plc	253,461	7,267,505
Dr Pepper Snapple Group, Inc.	12,340	1,126,765
Heineken Holding NV	10,151	813,801
Heineken NV	23,201	2,040,598
Kirin Holdings Co., Ltd.	83,148	1,376,618
Molson Coors Brewing Co. - Class B	12,105	1,329,129
Monster Beverage Corp. (a)	9,980	1,465,164
PepsiCo, Inc.	95,525	10,390,254
Pernod-Ricard S.A.	21,382	2,529,850
Remy Cointreau S.A.	2,245	191,590
SABMiller plc	97,028	5,654,094
Suntory Beverage & Food, Ltd.	14,002	607,506
Treasury Wine Estates, Ltd.	74,326	628,932

		63,706,811

Biotechnology—1.0%
AbbVie, Inc.	106,392	6,710,143
Actelion, Ltd. (a)	10,343	1,790,655
Alexion Pharmaceuticals, Inc. (a)	14,900	1,825,846
Amgen, Inc.	49,683	8,287,621
Biogen, Inc. (a)	14,530	4,548,326
Celgene Corp. (a)	51,640	5,397,929
CSL, Ltd.	46,069	3,783,425
Genmab A/S (a)	5,724	980,897

MIST-2

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Gilead Sciences, Inc.	90,343	$7,147,938
Grifols S.A.	30,036	647,151
Regeneron Pharmaceuticals, Inc. (a)	5,241	2,106,987
Shire plc	90,482	5,848,288
Vertex Pharmaceuticals, Inc. (a)	16,267	1,418,645

		50,493,851

Building Products—0.2%
Allegion plc	6,301	434,202
Asahi Glass Co., Ltd.	101,533	657,377
Assa Abloy AB - Class B	100,926	2,049,275
Cie de St-Gobain	49,840	2,151,757
Daikin Industries, Ltd.	23,691	2,207,201
Fortune Brands Home & Security, Inc.	10,227	594,189
Geberit AG	3,807	1,666,134
LIXIL Group Corp.	26,829	575,515
Masco Corp.	21,975	753,962
TOTO, Ltd.	14,500	546,451

		11,636,063

Capital Markets—1.1%
3i Group plc	97,943	824,417
Aberdeen Asset Management plc	92,038	388,492
Affiliated Managers Group, Inc. (a)	3,605	521,643
Ameriprise Financial, Inc.	11,115	1,108,944
ASX, Ltd.	19,494	720,548
Bank of New York Mellon Corp. (The)	70,985	2,830,882
BlackRock, Inc.	8,410	3,048,289
Charles Schwab Corp. (The)	79,345	2,504,922
CME Group, Inc.	22,385	2,339,680
Credit Suisse Group AG (a)	187,243	2,449,674
Daiwa Securities Group, Inc.	167,135	941,185
Deutsche Bank AG (a)	138,885	1,806,936
Deutsche Boerse AG	19,255	1,502,923
E*Trade Financial Corp. (a)	18,615	542,069
Franklin Resources, Inc.	24,641	876,480
Goldman Sachs Group, Inc. (The)	25,950	4,184,956
Hargreaves Lansdown plc	26,304	434,016
Hong Kong Exchanges and Clearing, Ltd.	116,500	3,073,205
ICAP plc	55,252	333,797
Intercontinental Exchange, Inc.	7,936	2,137,641
Invesco, Ltd.	27,420	857,423
Investec plc	61,597	376,655
Japan Exchange Group, Inc.	52,524	821,877
Julius Baer Group, Ltd. (a)	22,537	914,710
Legg Mason, Inc.	7,030	235,364
London Stock Exchange Group plc	31,587	1,146,361
Macquarie Group, Ltd.	30,842	1,942,847
Moody’s Corp.	11,225	1,215,443
Morgan Stanley	100,860	3,233,572
Nasdaq, Inc.	7,570	511,278
Nomura Holdings, Inc.	365,626	1,636,283
Northern Trust Corp.	14,190	964,778
Partners Group Holding AG	1,748	880,550
Platinum Asset Management, Ltd.	22,368	86,500
S&P Global, Inc.	17,515	2,216,698

Capital Markets—(Continued)
SBI Holdings, Inc.	21,481	256,214
Schroders plc	13,664	477,477
Singapore Exchange, Ltd.	80,600	439,915
State Street Corp.	26,390	1,837,536
T. Rowe Price Group, Inc.	16,390	1,089,935
UBS Group AG	368,305	5,001,090

		58,713,205

Chemicals—1.4%
Air Liquide S.A.	39,015	4,180,517
Air Products & Chemicals, Inc.	12,845	1,931,117
Air Water, Inc.	14,767	278,672
Akzo Nobel NV	24,934	1,687,320
Albemarle Corp.	7,488	640,149
Arkema S.A.	6,840	632,701
Asahi Kasei Corp.	126,475	1,007,757
BASF SE	92,486	7,909,182
CF Industries Holdings, Inc.	15,300	372,555
Chr Hansen Holding A/S	9,958	591,936
Covestro AG	7,171	424,020
Croda International plc	13,216	597,396
Daicel Corp.	28,442	360,571
Dow Chemical Co. (The)	73,740	3,821,944
E.I. du Pont de Nemours & Co.	57,555	3,854,458
Eastman Chemical Co.	9,780	661,910
Ecolab, Inc.	17,645	2,147,749
EMS-Chemie Holding AG	827	443,770
Evonik Industries AG	16,424	555,108
FMC Corp.	8,740	422,492
Givaudan S.A.	930	1,891,401
Hitachi Chemical Co., Ltd.	10,488	240,387
Incitec Pivot, Ltd.	168,322	365,032
International Flavors & Fragrances, Inc.	5,285	755,596
Israel Chemicals, Ltd.	50,889	198,028
Johnson Matthey plc	19,488	832,997
JSR Corp.	19,320	303,620
K&S AG (b)	19,333	367,324
Kaneka Corp.	27,974	221,554
Kansai Paint Co., Ltd.	22,548	493,922
Koninklijke DSM NV	18,269	1,233,869
Kuraray Co., Ltd.	35,505	527,002
LANXESS AG	9,223	572,785
Linde AG	18,703	3,178,483
LyondellBasell Industries NV - Class A	22,871	1,844,775
Mitsubishi Chemical Holdings Corp.	136,132	855,841
Mitsubishi Gas Chemical Co., Inc.	18,080	258,539
Mitsui Chemicals, Inc.	92,044	438,676
Monsanto Co.	29,080	2,971,976
Mosaic Co. (The)	23,280	569,429
Nippon Paint Holdings Co., Ltd.	17,000	570,346
Nitto Denko Corp.	16,670	1,081,920
Novozymes A/S - B Shares	23,279	1,023,776
OCI NV (a)	9,460	139,472
Orica, Ltd.	37,255	434,632
PPG Industries, Inc.	17,590	1,818,102
Praxair, Inc.	18,825	2,274,625

MIST-3

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Sherwin-Williams Co. (The)	5,260	$1,455,232
Shin-Etsu Chemical Co., Ltd.	39,189	2,736,039
Sika AG	217	1,054,666
Solvay S.A.	7,463	862,492
Sumitomo Chemical Co., Ltd.	157,637	700,946
Symrise AG	12,418	910,158
Syngenta AG	9,360	4,092,844
Taiyo Nippon Sanso Corp.	12,268	127,907
Teijin, Ltd.	18,733	363,349
Toray Industries, Inc.	147,548	1,435,551
Umicore S.A.	9,586	601,201
Yara International ASA	18,005	599,500

		72,925,318

Commercial Services & Supplies—0.2%
Aggreko plc	25,923	320,412
Babcock International Group plc	25,499	342,104
Brambles, Ltd.	159,697	1,468,441
Cintas Corp.	5,830	656,458
Dai Nippon Printing Co., Ltd.	52,963	519,022
Edenred	20,922	489,209
G4S plc	154,796	457,055
ISS A/S	16,827	700,079
Park24 Co., Ltd.	10,280	334,031
Pitney Bowes, Inc.	12,610	228,998
Republic Services, Inc.	15,685	791,308
Secom Co., Ltd.	21,229	1,584,252
Securitas AB - B Shares	31,530	528,202
Societe BIC S.A.	2,904	429,469
Sohgo Security Services Co., Ltd.	7,200	386,691
Stericycle, Inc. (a)	5,615	449,986
Toppan Printing Co., Ltd.	51,929	468,543
Waste Management, Inc.	27,335	1,742,880

		11,897,140

Communications Equipment—0.4%
Cisco Systems, Inc. (e)	332,400	10,543,728
F5 Networks, Inc. (a)	4,585	571,475
Harris Corp.	8,190	750,286
Juniper Networks, Inc.	23,220	558,673
Motorola Solutions, Inc.	10,500	800,940
Nokia Oyj	587,575	3,405,643
Telefonaktiebolaget LM Ericsson - B Shares	309,071	2,230,570

		18,861,315

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	19,512	589,703
Boskalis Westminster	8,913	317,198
Bouygues S.A.	20,856	691,026
CIMIC Group, Ltd.	10,026	221,694
Eiffage S.A.	5,926	460,396
Ferrovial S.A.	48,751	1,037,112
Fluor Corp.	9,095	466,755
HOCHTIEF AG	2,112	297,790

Construction & Engineering—(Continued)
Jacobs Engineering Group, Inc. (a)	8,050	416,346
JGC Corp.	21,182	368,120
Kajima Corp.	90,151	630,114
Obayashi Corp.	64,450	638,846
Quanta Services, Inc. (a)	9,885	276,681
Shimizu Corp.	55,178	492,325
Skanska AB - B Shares	34,242	798,958
Taisei Corp.	105,221	787,735
Vinci S.A.	50,861	3,889,118

		12,379,917

Construction Materials—0.2%
Boral, Ltd.	74,876	388,112
CRH plc	83,531	2,792,984
Fletcher Building, Ltd.	69,731	545,669
HeidelbergCement AG	14,192	1,340,544
Imerys S.A.	3,643	263,098
James Hardie Industries plc	44,869	703,800
LafargeHolcim, Ltd. (a)	45,835	2,474,151
Martin Marietta Materials, Inc.	4,312	772,322
Taiheiyo Cement Corp.	121,000	348,903
Vulcan Materials Co.	8,850	1,006,510

		10,636,093

Consumer Finance—0.2%
Acom Co., Ltd. (a)	40,180	189,262
AEON Financial Service Co., Ltd.	10,505	183,030
American Express Co.	54,080	3,463,283
Capital One Financial Corp.	34,865	2,504,353
Credit Saison Co., Ltd.	14,915	247,393
Discover Financial Services	27,285	1,542,967
Navient Corp.	22,635	327,529
Provident Financial plc	14,864	582,930
Synchrony Financial	55,087	1,542,436

		10,583,183

Containers & Packaging—0.1%
Amcor, Ltd.	116,618	1,356,011
Avery Dennison Corp.	5,900	458,961
Ball Corp.	9,370	767,872
International Paper Co.	27,135	1,301,937
Owens-Illinois, Inc. (a)	10,570	194,382
Sealed Air Corp.	12,895	590,849
Toyo Seikan Group Holdings, Ltd.	16,496	290,637
WestRock Co.	16,695	809,374

		5,770,023

Distributors—0.0%
Genuine Parts Co.	9,915	995,962
Jardine Cycle & Carriage, Ltd.	10,200	322,545
LKQ Corp. (a)	20,132	713,881

		2,032,388

MIST-4

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	6,754	$172,390
H&R Block, Inc.	15,555	360,098

		532,488

Diversified Financial Services—0.5%
AMP, Ltd.	297,828	1,208,224
Berkshire Hathaway, Inc. - Class B (a) (e)	123,824	17,888,853
Challenger, Ltd.	56,928	444,256
Eurazeo S.A.	4,100	237,840
Exor S.p.A.	11,177	452,999
First Pacific Co., Ltd.	212,900	152,422
Groupe Bruxelles Lambert S.A.	8,124	720,231
Industrivarden AB - C Shares	16,648	307,782
Investor AB - B Shares	45,865	1,675,998
Kinnevik AB - Class B	23,704	604,155
Leucadia National Corp.	21,975	418,404
Mitsubishi UFJ Lease & Finance Co., Ltd.	45,100	206,934
ORIX Corp.	133,320	1,967,194
Pargesa Holding S.A.	3,539	242,235
Wendel S.A.	2,917	340,624

		26,868,151

Diversified Telecommunication Services—1.3%
AT&T, Inc. (e)	406,380	16,503,081
Bezeq The Israeli Telecommunication Corp., Ltd.	206,923	390,033
BT Group plc	849,684	4,284,173
CenturyLink, Inc.	35,850	983,366
Deutsche Telekom AG	324,706	5,443,162
Elisa Oyj	14,332	528,535
Frontier Communications Corp.	77,165	321,006
HKT Trust & HKT, Ltd.	264,300	373,658
Iliad S.A.	2,661	558,389
Inmarsat plc	45,419	415,607
Koninklijke KPN NV	343,993	1,141,884
Level 3 Communications, Inc. (a)	19,014	881,869
Nippon Telegraph & Telephone Corp.	69,700	3,183,226
Orange S.A.	200,046	3,130,371
PCCW, Ltd.	421,700	259,206
Proximus	15,338	457,605
SFR Group S.A.	11,107	326,353
Singapore Telecommunications, Ltd.	761,400	2,228,664
Singapore Telecommunications, Ltd.	41,000	120,222
Spark New Zealand, Ltd.	182,537	480,001
Swisscom AG	2,609	1,238,591
TDC A/S (a)	81,010	477,646
Telecom Italia S.p.A. (a)	1,019,527	843,612
Telecom Italia S.p.A. - Risparmio Shares (a)	601,370	408,160
Telefonica Deutschland Holding AG	74,190	298,231
Telefonica S.A.	450,878	4,562,550
Telenor ASA	75,594	1,299,855
Telia Co. AB	261,609	1,171,012
Telstra Corp., Ltd.	430,870	1,711,264
TPG Telecom, Ltd.	33,859	224,682
Verizon Communications, Inc. (e)	269,120	13,988,858
Vocus Communications, Ltd.	50,197	241,089

		68,475,961

Electric Utilities—0.9%
Alliant Energy Corp.	15,144	580,167
American Electric Power Co., Inc.	32,450	2,083,614
AusNet Services	176,468	222,009
Cheung Kong Infrastructure Holdings, Ltd.	66,400	575,171
Chubu Electric Power Co., Inc.	64,837	944,005
Chugoku Electric Power Co., Inc. (The)	28,034	352,361
CLP Holdings, Ltd.	164,982	1,712,867
Contact Energy, Ltd.	70,864	260,520
Duke Energy Corp.	45,515	3,643,021
Edison International	21,545	1,556,626
EDP - Energias de Portugal S.A.	233,189	782,977
Electricite de France S.A.	24,903	302,967
Endesa S.A.	31,983	685,508
Enel S.p.A.	767,797	3,424,381
Entergy Corp.	11,825	907,332
Eversource Energy	20,965	1,135,884
Exelon Corp.	60,724	2,021,502
FirstEnergy Corp.	27,925	923,759
Fortum Oyj	44,727	722,473
HK Electric Investments & HK Electric Investments, Ltd.	264,400	260,636
Hokuriku Electric Power Co.	16,911	206,101
Iberdrola S.A.	545,953	3,708,857
Kansai Electric Power Co., Inc. (The) (a)	70,833	643,402
Kyushu Electric Power Co., Inc.	42,897	398,997
Mercury NZ, Ltd.	67,776	150,072
NextEra Energy, Inc.	30,445	3,724,032
PG&E Corp.	32,545	1,990,778
Pinnacle West Capital Corp.	7,350	558,526
Power Assets Holdings, Ltd.	139,400	1,365,417
PPL Corp.	44,515	1,538,884
Red Electrica Corp. S.A.	43,587	939,552
Shikoku Electric Power Co., Inc. (a)	16,852	166,466
Southern Co. (The)	60,295	3,093,133
SSE plc	101,461	2,059,597
Terna Rete Elettrica Nazionale S.p.A.	151,796	782,683
Tohoku Electric Power Co., Inc.	45,538	593,893
Tokyo Electric Power Co. Holdings, Inc. (a)	145,585	629,638
Xcel Energy, Inc.	33,510	1,378,601

		47,026,409

Electrical Equipment—0.5%
ABB, Ltd. (a)	198,120	4,448,488
Acuity Brands, Inc.	2,897	766,546
AMETEK, Inc.	15,467	739,013
Eaton Corp. plc	30,338	1,993,510
Emerson Electric Co.	42,495	2,316,403
Fuji Electric Co., Ltd.	55,942	256,306
Legrand S.A.	26,885	1,585,156
Mabuchi Motor Co., Ltd.	5,000	277,024
Mitsubishi Electric Corp.	194,739	2,493,146
Nidec Corp.	24,100	2,217,227
OSRAM Licht AG	8,975	526,880
Prysmian S.p.A.	19,664	515,266
Rockwell Automation, Inc.	8,645	1,057,629
Schneider Electric SE	56,319	3,927,009

MIST-5

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Vestas Wind Systems A/S	22,355	$1,846,955

		24,966,558

Electronic Equipment, Instruments & Components—0.4%
Alps Electric Co., Ltd.	19,005	456,972
Amphenol Corp. - Class A	20,270	1,315,928
Corning, Inc.	73,440	1,736,856
FLIR Systems, Inc.	9,005	282,937
Hamamatsu Photonics KK	14,400	442,401
Hexagon AB - B Shares	26,032	1,135,942
Hirose Electric Co., Ltd.	3,300	433,746
Hitachi High-Technologies Corp.	6,911	275,471
Hitachi, Ltd.	486,158	2,273,823
Ingenico Group S.A.	5,528	482,942
Keyence Corp.	4,688	3,412,007
Kyocera Corp.	32,400	1,554,381
Murata Manufacturing Co., Ltd.	19,346	2,523,377
Nippon Electric Glass Co., Ltd.	41,602	215,407
Omron Corp.	19,366	695,868
Shimadzu Corp.	24,283	369,449
TDK Corp.	12,425	831,121
TE Connectivity, Ltd.	24,400	1,570,872
Yaskawa Electric Corp.	25,000	373,585
Yokogawa Electric Corp.	22,943	305,295

		20,688,380

Energy Equipment & Services—0.3%
Baker Hughes, Inc.	28,925	1,459,845
FMC Technologies, Inc. (a)	14,930	442,973
Halliburton Co.	56,650	2,542,452
Helmerich & Payne, Inc. (b)	7,105	478,166
National Oilwell Varco, Inc.	24,805	911,336
Petrofac, Ltd.	25,882	299,071
Saipem S.p.A. (a)	607,572	257,186
Schlumberger, Ltd. (e)	91,837	7,222,062
Technip S.A.	11,074	680,093
Tenaris S.A.	47,549	675,581
Transocean, Ltd. (a) (b)	22,580	240,703

		15,209,468

Equity Real Estate Investment Trusts—3.6%
Acadia Realty Trust	8,605	311,845
Activia Properties, Inc.	59	314,493
Advance Residence Investment Corp.	131	371,502
Aedifica S.A. (a)	1,327	115,155
AEON REIT Investment Corp.	111	144,517
Affine S.A.	700	11,850
Agree Realty Corp.	2,450	121,128
Alexander’s, Inc.	228	95,669
Alexandria Real Estate Equities, Inc.	8,368	910,187
Allied Properties Real Estate Investment Trust	8,320	238,955
Alstria Office REIT-AG (a)	14,200	194,955
American Assets Trust, Inc.	4,200	182,196
American Campus Communities, Inc.	13,977	711,010
American Homes 4 Rent - Class A	23,953	518,343

Equity Real Estate Investment Trusts—(Continued)
American Tower Corp.	28,045	3,178,340
ANF Immobilier	750	17,651
Apartment Investment & Management Co. - Class A	27,115	1,244,850
Apple Hospitality REIT, Inc.	17,850	330,404
Artis Real Estate Investment Trust	15,900	150,401
Ascendas Real Estate Investment Trust	469,300	870,621
Ashford Hospitality Trust, Inc.	9,800	57,722
Assura plc	175,350	132,449
AvalonBay Communities, Inc.	23,834	4,238,639
Axiare Patrimonio SOCIMI S.A.	6,250	82,748
Befimmo S.A.	1,850	111,745
Beni Stabili S.p.A. SIIQ (a)	114,507	68,317
Big Yellow Group plc	15,300	154,682
Boardwalk Real Estate Investment Trust	4,300	169,614
Boston Properties, Inc.	26,625	3,628,721
Brandywine Realty Trust	18,776	293,281
British Land Co. plc (The)	208,463	1,712,648
Brixmor Property Group, Inc.	32,664	907,733
BWP Trust	52,448	129,067
Camden Property Trust	9,400	787,156
Canadian Apartment Properties REIT	14,550	339,587
Canadian Real Estate Investment Trust	7,750	277,995
Capital & Regional plc	57,150	44,861
CapitaLand Commercial Trust, Ltd.	422,900	495,247
CapitaLand Mall Trust	533,700	852,306
Care Capital Properties, Inc.	8,949	255,047
CBL & Associates Properties, Inc.	18,200	220,948
CDL Hospitality Trusts	68,550	70,532
Cedar Realty Trust, Inc.	9,700	69,840
Champion REIT	253,550	154,241
Charter Hall Retail REIT	36,700	119,049
Chatham Lodging Trust	3,900	75,075
Chesapeake Lodging Trust	6,357	145,575
Cofinimmo S.A.	2,195	272,959
Colony Starwood Homes	5,200	149,240
Columbia Property Trust, Inc.	13,250	296,668
Cominar Real Estate Investment Trust	18,081	210,310
Corporate Office Properties Trust	10,150	287,753
Cousins Properties, Inc.	22,244	232,227
Crombie Real Estate Investment Trust	9,350	101,984
Cromwell Property Group	156,750	112,960
Crown Castle International Corp.	22,010	2,073,562
CubeSmart	19,021	518,512
Daiwa House Residential Investment Corp. (REIT)	280	822,702
Daiwa Office Investment Corp.	30	184,298
DCT Industrial Trust, Inc.	9,652	468,605
DDR Corp.	33,350	581,290
Derwent London plc	10,700	361,414
Dexus Property Group	201,738	1,418,569
DiamondRock Hospitality Co.	21,550	196,105
Digital Realty Trust, Inc.	26,811	2,603,884
Douglas Emmett, Inc.	15,064	551,794
Dream Global Real Estate Investment Trust	13,250	90,996
Dream Office Real Estate Investment Trust	11,600	149,603
Duke Realty Corp.	37,627	1,028,346

MIST-6

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
DuPont Fabros Technology, Inc.	8,125	$335,156
EastGroup Properties, Inc.	3,533	259,887
Education Realty Trust, Inc.	7,866	339,339
Empire State Realty Trust, Inc. - Class A	13,079	274,005
Empiric Student Property plc	53,800	80,967
EPR Properties	6,797	535,196
Equinix, Inc.	4,617	1,663,274
Equity Commonwealth (a)	13,559	409,753
Equity Lifestyle Properties, Inc.	8,369	645,919
Equity One, Inc.	10,026	306,896
Equity Residential	62,780	4,038,637
Essex Property Trust, Inc.	11,400	2,538,780
Eurocommercial Properties NV	4,700	212,114
Extra Space Storage, Inc.	20,903	1,659,907
Federal Realty Investment Trust	12,184	1,875,483
FelCor Lodging Trust, Inc.	14,900	95,807
First Industrial Realty Trust, Inc.	12,550	354,161
First Potomac Realty Trust	6,200	56,730
Fonciere Des Regions	7,344	684,410
Forest City Realty Trust, Inc. - Class A	25,200	582,876
Fortune Real Estate Investment Trust	141,250	177,674
Four Corners Property Trust, Inc.	6,350	135,446
Franklin Street Properties Corp.	10,600	133,560
Frontier Real Estate Investment Corp.	48	239,345
Fukuoka REIT Corp.	68	127,393
Gaming and Leisure Properties, Inc.	21,996	735,766
Gecina S.A.	8,442	1,327,379
General Growth Properties, Inc.	92,511	2,553,304
Getty Realty Corp.	2,715	64,970
GLP J-Reit	237	314,675
Goodman Group	370,072	2,067,199
Government Properties Income Trust	7,585	171,573
GPT Group (The)	373,790	1,450,647
Gramercy Property Trust	45,019	433,983
Granite Real Estate Investment Trust	5,050	154,277
Great Portland Estates plc	36,900	303,320
Green REIT plc	72,400	118,352
H&R Real Estate Investment Trust	30,194	516,217
Hamborner REIT AG (c)	8,200	86,791
Hammerson plc	163,922	1,249,670
Hansteen Holdings plc	79,900	120,443
HCP, Inc.	80,675	3,061,616
Healthcare Realty Trust, Inc.	12,410	422,685
Healthcare Trust of America, Inc. - Class A	14,825	483,592
Hersha Hospitality Trust	3,862	69,593
Hibernia REIT plc	73,150	112,465
Highwoods Properties, Inc.	10,600	552,472
Hispania Activos Inmobiliarios SOCIMI S.A.	9,550	127,985
Hospitality Properties Trust	17,450	518,614
Host Hotels & Resorts, Inc.	129,935	2,023,088
Hudson Pacific Properties, Inc.	11,581	380,667
Hulic Reit, Inc.	90	160,543
Icade	7,546	588,544
Immobiliare Grande Distribuzione SIIQ S.p.A. (b)	39,296	29,613
Industrial & Infrastructure Fund Investment Corp.	35	177,724
Intervest Offices & Warehouses NV	1,600	44,035

Equity Real Estate Investment Trusts—(Continued)
Intu Properties plc	194,544	747,397
Investa Office Fund	60,662	212,460
Investors Real Estate Trust	12,958	77,100
Invincible Investment Corp.	265	148,279
Irish Residential Properties REIT plc	37,650	49,850
Iron Mountain, Inc.	15,849	594,813
Japan Excellent, Inc.	123	177,362
Japan Hotel REIT Investment Corp.	407	323,295
Japan Logistics Fund, Inc.	90	203,593
Japan Prime Realty Investment Corp.	171	771,779
Japan Real Estate Investment Corp.	265	1,583,201
Japan Rental Housing Investments, Inc.	163	136,687
Japan Retail Fund Investment Corp.	531	1,311,657
Kenedix Office Investment Corp.	39	240,176
Kenedix Retail REIT Corp.	45	106,903
Keppel REIT	202,450	165,791
Killam Apartment Real Estate Investment Trust	7,050	64,968
Kilroy Realty Corp.	9,934	688,923
Kimco Realty Corp.	72,338	2,094,185
Kite Realty Group Trust	8,812	244,269
Kiwi Property Group, Ltd.	138,150	150,961
Klepierre	44,202	2,025,895
Land Securities Group plc	164,116	2,255,436
Lar Espana Real Estate Socimi S.A.	8,200	58,919
LaSalle Hotel Properties	12,100	288,827
Lexington Realty Trust	25,300	260,590
Liberty Property Trust	15,850	639,547
Life Storage, Inc.	4,981	443,010
Link REIT	467,600	3,450,202
LondonMetric Property plc	62,700	129,908
LTC Properties, Inc.	4,200	218,358
Macerich Co. (The)	23,777	1,922,846
Mack-Cali Realty Corp.	9,557	260,142
Mapletree Commercial Trust	200,994	235,915
Mapletree Industrial Trust	135,400	177,240
Mapletree Logistics Trust	156,750	123,229
Medical Properties Trust, Inc.	26,100	385,497
Mercialys S.A. (b)	4,400	105,824
Merlin Properties Socimi S.A.	34,684	410,467
Mid-America Apartment Communities, Inc.	8,076	759,063
Milestone Apartments Real Estate Investment Trust	7,500	110,332
Mirvac Group	770,209	1,323,254
Monmouth Real Estate Investment Corp.	6,950	99,177
Monogram Residential Trust, Inc.	18,100	192,584
Mori Hills REIT Investment Corp.	156	233,567
Mori Trust Sogo REIT, Inc.	107	187,820
National Health Investors, Inc.	3,900	306,072
National Retail Properties, Inc.	15,783	802,566
New Senior Investment Group, Inc.	8,450	97,513
New York REIT, Inc.	17,800	162,870
Nippon Accommodations Fund, Inc.	48	225,052
Nippon Building Fund, Inc.	289	1,828,944
Nippon Prologis REIT, Inc.	324	819,562
Nomura Real Estate Master Fund, Inc.	831	1,388,364
Northview Apartment Real Estate Investment Trust	4,950	82,553

MIST-7

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
NSI NV	14,743	$61,050
Omega Healthcare Investors, Inc.	18,470	654,761
Orix JREIT, Inc.	261	460,329
Paramount Group, Inc.	16,024	262,633
Parkway Properties, Inc.	8,550	145,436
Pebblebrook Hotel Trust	7,700	204,820
Pennsylvania Real Estate Investment Trust	7,100	163,513
Physicians Realty Trust	14,419	310,585
Piedmont Office Realty Trust, Inc. - Class A	15,600	339,612
Post Properties, Inc.	5,750	380,248
Premier Investment Corp.	135	179,077
Primary Health Properties plc	61,476	89,316
ProLogis, Inc.	90,970	4,870,534
PS Business Parks, Inc.	2,200	249,854
Public Storage	25,346	5,655,706
Pure Industrial Real Estate Trust	23,200	97,437
QTS Realty Trust, Inc. - Class A	4,850	256,323
Ramco-Gershenson Properties Trust	8,378	157,004
Realty Income Corp.	44,142	2,954,424
Redefine International plc	129,100	71,936
Regency Centers Corp.	11,250	871,762
Regional REIT, Ltd. (144A)	24,100	32,780
Retail Opportunity Investments Corp.	11,635	255,505
Retail Properties of America, Inc. - Class A	25,400	426,720
Rexford Industrial Realty, Inc.	6,900	157,941
RioCan Real Estate Investment Trust	34,038	706,212
RLJ Lodging Trust	13,500	283,905
Ryman Hospitality Properties, Inc.	5,236	252,166
Sabra Health Care REIT, Inc.	6,950	175,001
Safestore Holdings plc	22,200	110,782
Saul Centers, Inc.	1,457	97,036
Scentre Group	1,085,073	3,912,087
Segro plc	164,797	970,865
Sekisui House Reit, Inc.	100	153,639
Sekisui House SI Residential Investment Corp.	107	122,219
Select Income REIT	7,255	195,160
Senior Housing Properties Trust	25,450	577,969
Seritage Growth Properties - Class A (b)	2,800	141,904
Shaftesbury plc	29,850	375,732
Shopping Centres Australasia Property Group	78,750	135,966
Silver Bay Realty Trust Corp.	3,600	63,108
Simon Property Group, Inc.	54,175	11,214,767
SL Green Realty Corp.	17,340	1,874,454
Smart Real Estate Investment Trust	11,900	320,641
Spirit Realty Capital, Inc.	49,412	658,662
STAG Industrial, Inc.	7,635	187,134
Stockland	497,762	1,816,807
STORE Capital Corp.	16,262	479,241
Summit Hotel Properties, Inc.	8,900	117,124
Sun Communities, Inc.	6,546	513,730
Sunstone Hotel Investors, Inc.	23,256	297,444
Suntec Real Estate Investment Trust	499,800	631,960
Tanger Factory Outlet Centers, Inc.	10,300	401,288
Target Healthcare REIT, Ltd.	27,050	38,801
Taubman Centers, Inc.	6,500	483,665
Terreno Realty Corp.	4,850	133,424
Tier REIT, Inc.	5,050	77,972

Equity Real Estate Investment Trusts—(Continued)
Tokyu REIT, Inc.	95	127,547
Tritax Big Box REIT plc	90,100	162,118
Tritax Big Box REIT plc (a)	8,191	733
UDR, Inc.	46,340	1,667,777
Unibail-Rodamco SE (Paris Exchange)	20,547	5,539,550
United Urban Investment Corp.	579	1,054,432
Universal Health Realty Income Trust	1,450	91,379
Urban Edge Properties	9,550	268,737
Urstadt Biddle Properties, Inc. - Class A	3,150	69,993
Vastned Retail NV	2,007	81,057
Ventas, Inc.	59,790	4,222,968
VEREIT, Inc.	103,650	1,074,850
Vicinity Centres	691,725	1,682,824
Vornado Realty Trust	29,880	3,024,155
Warehouses De Pauw SCA	1,571	155,901
Washington Prime Group, Inc.	19,750	244,505
Washington Real Estate Investment Trust	7,894	245,661
Weingarten Realty Investors	12,358	481,715
Welltower, Inc.	61,545	4,601,720
Wereldhave Belgium NV	250	31,075
Wereldhave NV	4,300	217,600
Westfield Corp.	406,374	3,030,108
Weyerhaeuser Co.	49,292	1,574,386
Workspace Group plc	12,600	113,994
WP Carey, Inc.	9,601	619,553
Xenia Hotels & Resorts, Inc.	11,550	175,329

		186,021,827

Food & Staples Retailing—1.0%
Aeon Co., Ltd.	65,829	971,201
Carrefour S.A.	55,770	1,444,049
Casino Guichard Perrachon S.A.	5,745	279,033
Colruyt S.A. (b)	6,806	377,383
Costco Wholesale Corp.	29,095	4,437,278
CVS Health Corp.	72,615	6,462,009
Distribuidora Internacional de Alimentacion S.A.	62,100	384,447
FamilyMart UNY Holdings Co., Ltd.	8,314	551,558
ICA Gruppen AB	8,172	269,734
J Sainsbury plc	165,142	525,804
Jeronimo Martins SGPS S.A.	25,418	440,720
Koninklijke Ahold Delhaize NV	129,020	2,938,981
Kroger Co. (The)	64,360	1,910,205
Lawson, Inc.	6,576	518,149
Metro AG	17,950	534,114
Seven & i Holdings Co., Ltd.	75,931	3,588,486
Sundrug Co., Ltd.	3,800	317,720
Sysco Corp.	34,645	1,697,951
Tesco plc (a)	823,090	1,950,481
Tsuruha Holdings, Inc.	3,700	428,159
Wal-Mart Stores, Inc. (e)	103,674	7,476,969
Walgreens Boots Alliance, Inc.	56,995	4,594,937
Wesfarmers, Ltd.	113,396	3,836,401
Whole Foods Market, Inc.	21,400	606,690
WM Morrison Supermarkets plc	223,383	630,537
Woolworths, Ltd.	128,764	2,300,313

		49,473,309

MIST-8

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—1.2%
Ajinomoto Co., Inc.	56,281	$1,253,692
Archer-Daniels-Midland Co.	39,255	1,655,383
Aryzta AG (a)	8,826	391,651
Associated British Foods plc	35,873	1,208,916
Barry Callebaut AG (a)	224	297,631
Calbee, Inc.	8,149	308,160
Campbell Soup Co.	11,890	650,383
Chocoladefabriken Lindt & Spruengli AG	11	750,752
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	102	589,532
ConAgra Foods, Inc.	28,640	1,349,230
Danone S.A.	59,441	4,408,880
General Mills, Inc.	39,160	2,501,541
Golden Agri-Resources, Ltd.	710,600	186,148
Hershey Co. (The)	9,465	904,854
Hormel Foods Corp.	17,810	675,533
J.M. Smucker Co. (The)	7,885	1,068,733
Kellogg Co.	16,655	1,290,263
Kerry Group plc - Class A	15,948	1,328,746
Kikkoman Corp.	15,100	482,237
Kraft Heinz Co. (The)	39,323	3,519,802
Marine Harvest ASA (a)	38,523	689,523
McCormick & Co., Inc.	7,670	766,386
Mead Johnson Nutrition Co.	12,330	974,193
MEIJI Holdings Co., Ltd.	11,600	1,147,563
Mondelez International, Inc. - Class A	103,560	4,546,284
Nestle S.A.	321,055	25,297,088
NH Foods, Ltd.	17,715	427,341
Nisshin Seifun Group, Inc.	19,900	302,796
Nissin Foods Holdings Co., Ltd.	5,934	359,888
Orkla ASA	82,080	848,010
Tate & Lyle plc	46,533	452,144
Toyo Suisan Kaisha, Ltd.	9,477	401,538
Tyson Foods, Inc. - Class A	19,350	1,444,865
WH Group, Ltd.	584,500	472,810
Wilmar International, Ltd.	193,339	457,848
Yakult Honsha Co., Ltd.	8,892	400,501
Yamazaki Baking Co., Ltd.	13,748	336,560

		64,147,405

Gas Utilities—0.1%
APA Group	112,204	733,477
Enagas S.A.	22,838	686,311
Gas Natural SDG S.A.	35,268	724,817
Hong Kong & China Gas Co., Ltd.	768,026	1,453,548
Osaka Gas Co., Ltd.	188,489	790,562
Snam S.p.A.	246,746	1,367,030
Toho Gas Co., Ltd.	38,048	356,156
Tokyo Gas Co., Ltd.	204,460	909,713

		7,021,614

Health Care Equipment & Supplies—0.9%
Abbott Laboratories	97,300	4,114,817
Baxter International, Inc.	36,100	1,718,360
Becton Dickinson & Co.	13,977	2,512,086
Boston Scientific Corp. (a)	89,080	2,120,104

Health Care Equipment & Supplies—(Continued)
C.R. Bard, Inc.	4,885	1,095,608
Cochlear, Ltd.	5,761	624,513
Coloplast A/S - Class B	11,963	927,692
Cooper Cos., Inc. (The)	3,276	587,256
CYBERDYNE, Inc. (a) (b)	10,401	162,895
Danaher Corp.	39,460	3,093,269
DENTSPLY SIRONA, Inc.	15,907	945,353
Edwards Lifesciences Corp. (a)	14,160	1,707,130
Essilor International S.A.	20,709	2,670,713
Getinge AB - B Shares	20,224	391,847
Hologic, Inc. (a)	16,263	631,492
Hoya Corp.	40,750	1,636,487
Intuitive Surgical, Inc. (a)	2,520	1,826,572
Medtronic plc	92,879	8,024,745
Olympus Corp.	29,306	1,022,367
Smith & Nephew plc	90,112	1,453,676
Sonova Holding AG	5,368	759,753
St. Jude Medical, Inc.	18,685	1,490,316
Stryker Corp.	20,670	2,406,195
Sysmex Corp.	15,800	1,170,567
Terumo Corp.	34,400	1,318,688
Varian Medical Systems, Inc. (a)	6,325	629,527
William Demant Holding A/S (a)	11,977	244,485
Zimmer Biomet Holdings, Inc.	11,835	1,538,787

		46,825,300

Health Care Providers & Services—0.8%
Aetna, Inc.	23,144	2,671,975
Alfresa Holdings Corp.	18,900	399,787
AmerisourceBergen Corp.	12,685	1,024,694
Anthem, Inc.	17,280	2,165,357
Cardinal Health, Inc.	21,730	1,688,421
Centene Corp. (a)	11,209	750,555
Chartwell Retirement Residences	18,500	222,798
Cigna Corp.	16,925	2,205,666
DaVita, Inc. (a)	10,930	722,145
Express Scripts Holding Co. (a)	41,814	2,949,141
Fresenius Medical Care AG & Co. KGaA	22,053	1,924,975
Fresenius SE & Co. KGaA	41,232	3,288,882
HCA Holdings, Inc. (a)	20,169	1,525,382
Healthscope, Ltd.	173,103	410,108
Henry Schein, Inc. (a)	5,403	880,581
Humana, Inc.	9,800	1,733,522
Laboratory Corp. of America Holdings (a)	6,725	924,553
McKesson Corp.	15,155	2,527,096
Mediclinic International plc	37,142	446,560
Medipal Holdings Corp.	17,187	297,294
Miraca Holdings, Inc.	5,843	291,344
Patterson Cos., Inc.	5,480	251,751
Quest Diagnostics, Inc.	9,405	795,945
Ramsay Health Care, Ltd.	14,244	865,251
Ryman Healthcare, Ltd.	37,412	262,485
Sonic Healthcare, Ltd.	39,707	670,716
Suzuken Co., Ltd.	7,800	257,438
UnitedHealth Group, Inc.	62,800	8,792,000
Universal Health Services, Inc. - Class B	6,000	739,320

		41,685,742

MIST-9

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.0%
Cerner Corp. (a)	19,960	$1,232,530
M3, Inc.	19,554	665,928

		1,898,458

Hotels, Restaurants & Leisure—0.7%
Accor S.A.	17,191	681,889
Aristocrat Leisure, Ltd.	54,531	661,510
Carnival Corp.	29,720	1,450,930
Carnival plc	19,177	936,061
Chipotle Mexican Grill, Inc. (a)	2,015	853,353
Compass Group plc	165,434	3,208,174
Crown Resorts, Ltd.	36,334	365,547
Darden Restaurants, Inc.	7,575	464,499
Domino’s Pizza Enterprises, Ltd.	6,210	335,297
Flight Centre Travel Group, Ltd.	5,595	156,705
Galaxy Entertainment Group, Ltd.	236,071	898,268
Genting Singapore plc	608,000	337,462
InterContinental Hotels Group plc	18,895	779,317
Marriott International, Inc. - Class A	21,507	1,448,066
McDonald’s Corp.	59,540	6,868,535
McDonald’s Holdings Co. Japan, Ltd.	6,677	196,761
Melco Crown Entertainment, Ltd. (ADR)	18,983	305,816
Merlin Entertainments plc	70,796	403,899
MGM China Holdings, Ltd.	94,700	166,154
Oriental Land Co., Ltd.	22,000	1,338,433
Paddy Power Betfair plc	8,013	906,441
Pandox AB	5,636	98,630
Royal Caribbean Cruises, Ltd.	11,214	840,489
Sands China, Ltd.	243,735	1,067,662
Shangri-La Asia, Ltd.	125,200	137,754
SJM Holdings, Ltd.	199,356	147,450
Sodexo S.A.	9,494	1,129,990
Starbucks Corp.	97,660	5,287,312
Tabcorp Holdings, Ltd.	82,951	317,470
Tatts Group, Ltd.	146,110	408,912
TUI AG	50,223	714,109
Whitbread plc	18,393	933,335
William Hill plc	87,073	343,319
Wyndham Worldwide Corp.	7,365	495,886
Wynn Macau, Ltd.	155,478	259,782
Wynn Resorts, Ltd. (b)	5,350	521,197
Yum! Brands, Inc.	27,040	2,455,502

		37,921,916

Household Durables—0.4%
Barratt Developments plc	100,925	648,030
Berkeley Group Holdings plc	13,226	442,981
Casio Computer Co., Ltd.	23,000	322,602
D.R. Horton, Inc.	21,650	653,830
Electrolux AB - Series B	24,226	607,085
Garmin, Ltd.	7,770	373,815
Harman International Industries, Inc.	4,730	399,448
Husqvarna AB - B Shares	41,541	362,207
Iida Group Holdings Co., Ltd.	14,955	300,620
Leggett & Platt, Inc.	8,880	404,750
Lennar Corp. - Class A	11,895	503,634

Household Durables—(Continued)
Mohawk Industries, Inc. (a)	4,260	853,448
Newell Brands, Inc.	30,095	1,584,803
Nikon Corp.	34,255	511,573
Panasonic Corp.	222,228	2,223,558
Persimmon plc	30,982	730,240
PulteGroup, Inc.	20,980	420,439
Rinnai Corp.	3,475	322,741
Sekisui Chemical Co., Ltd.	40,915	588,056
Sekisui House, Ltd.	60,549	1,030,723
Sharp Corp. (a)	150,393	201,835
Sony Corp.	127,175	4,155,358
Taylor Wimpey plc	328,742	658,064
Techtronic Industries Co., Ltd.	138,500	543,150
Whirlpool Corp.	5,130	831,881

		19,674,871

Household Products—0.7%
Church & Dwight Co., Inc.	17,202	824,320
Clorox Co. (The)	8,515	1,065,908
Colgate-Palmolive Co.	58,950	4,370,553
Henkel AG & Co. KGaA	10,464	1,217,832
Kimberly-Clark Corp.	23,835	3,006,547
Procter & Gamble Co. (The) (e)	175,225	15,726,444
Reckitt Benckiser Group plc	63,912	6,022,918
Svenska Cellulosa AB SCA - Class B	61,112	1,814,160
Unicharm Corp.	40,600	1,051,685

		35,100,367

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	43,585	560,067
Electric Power Development Co., Ltd.	14,756	354,424
Meridian Energy, Ltd.	127,850	241,853
NRG Energy, Inc.	20,705	232,103

		1,388,447

Industrial Conglomerates—1.0%
3M Co.	40,045	7,057,130
CK Hutchison Holdings, Ltd.	271,446	3,463,325
DCC plc	8,938	814,870
General Electric Co. (e)	602,372	17,842,259
Honeywell International, Inc.	50,860	5,929,767
Jardine Matheson Holdings, Ltd.	25,300	1,536,880
Keihan Holdings Co., Ltd.	51,000	356,493
Keppel Corp., Ltd.	146,000	584,160
Koninklijke Philips NV	93,760	2,775,896
NWS Holdings, Ltd.	153,500	257,134
Roper Technologies, Inc.	6,690	1,220,724
Seibu Holdings, Inc.	17,359	286,400
Sembcorp Industries, Ltd.	98,600	188,838
Siemens AG	77,032	9,017,593
Smiths Group plc	39,787	754,983
Toshiba Corp. (a)	404,779	1,352,445

		53,438,897

MIST-10

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—1.9%
Admiral Group plc	21,295	$565,555
Aegon NV	183,765	704,141
Aflac, Inc.	27,685	1,989,721
Ageas	19,627	715,788
AIA Group, Ltd.	1,213,273	8,129,064
Allianz SE	46,018	6,830,578
Allstate Corp. (The)	24,965	1,727,079
American International Group, Inc.	68,371	4,057,135
Aon plc	17,880	2,011,321
Arthur J. Gallagher & Co.	11,642	592,229
Assicurazioni Generali S.p.A.	117,804	1,437,617
Assurant, Inc.	4,305	397,136
Aviva plc	408,624	2,338,224
AXA S.A.	195,605	4,161,738
Baloise Holding AG	5,035	608,968
Chubb, Ltd.	30,467	3,828,179
Cincinnati Financial Corp.	9,710	732,328
CNP Assurances	17,125	287,695
Dai-ichi Life Insurance Co., Ltd. (The)	108,571	1,490,169
Direct Line Insurance Group plc	138,455	654,664
Gjensidige Forsikring ASA	20,238	378,209
Hannover Rueck SE	6,072	650,433
Hartford Financial Services Group, Inc. (The)	26,140	1,119,315
Insurance Australia Group, Ltd.	244,827	1,027,961
Japan Post Holdings Co., Ltd.	45,312	569,353
Legal & General Group plc	599,041	1,701,485
Lincoln National Corp.	15,840	744,163
Loews Corp.	17,640	725,886
Mapfre S.A.	107,532	300,782
Marsh & McLennan Cos., Inc.	34,450	2,316,762
Medibank Private, Ltd.	277,313	527,513
MetLife, Inc. (f)	72,375	3,215,621
MS&AD Insurance Group Holdings, Inc.	51,039	1,423,820
Muenchener Rueckversicherungs-Gesellschaft AG	16,218	3,024,652
NN Group NV	31,908	979,341
Old Mutual plc	496,295	1,304,312
Poste Italiane S.p.A.	52,122	357,553
Principal Financial Group, Inc.	17,875	920,741
Progressive Corp. (The)	38,605	1,216,058
Prudential Financial, Inc.	29,430	2,402,959
Prudential plc	259,072	4,598,132
QBE Insurance Group, Ltd.	138,079	985,113
RSA Insurance Group plc	102,597	726,076
Sampo Oyj - A Shares	45,015	2,002,348
SCOR SE	16,447	511,223
Sompo Japan Nipponkoa Holdings, Inc.	35,766	1,058,315
Sony Financial Holdings, Inc.	17,521	241,240
St. James’s Place plc	53,023	652,861
Standard Life plc	198,902	886,597
Suncorp Group, Ltd.	129,553	1,204,234
Swiss Life Holding AG (a)	3,231	834,990
Swiss Re AG	33,596	3,031,075
T&D Holdings, Inc.	58,302	657,327
Tokio Marine Holdings, Inc.	68,679	2,631,873
Torchmark Corp.	7,455	476,300
Travelers Cos., Inc. (The)	19,480	2,231,434

Insurance—(Continued)
Tryg A/S	11,801	237,484
UnipolSai S.p.A.	112,924	183,742
Unum Group	15,695	554,190
Willis Towers Watson plc	9,167	1,217,103
XL Group, Ltd.	19,265	647,882
Zurich Insurance Group AG (a)	15,153	3,899,382

		97,635,169

Internet & Direct Marketing Retail—0.6%
Amazon.com, Inc. (a)	26,450	22,146,849
Expedia, Inc.	7,785	908,665
Netflix, Inc. (a)	28,281	2,787,093
Priceline Group, Inc. (The) (a)	3,295	4,848,559
Rakuten, Inc.	93,676	1,218,548
Start Today Co., Ltd.	18,015	308,544
TripAdvisor, Inc. (a)	7,505	474,166
Zalando SE (a)	8,756	365,338

		33,057,762

Internet Software & Services—1.1%
Akamai Technologies, Inc. (a)	11,610	615,214
Alphabet, Inc. - Class A (a) (e)	19,340	15,550,520
Alphabet, Inc. - Class C (a) (e)	19,666	15,286,185
Auto Trader Group plc	99,871	524,911
eBay, Inc. (a)	71,575	2,354,818
Facebook, Inc. - Class A (a)	151,646	19,451,632
Kakaku.com, Inc.	14,371	259,488
Mixi, Inc.	4,770	171,953
United Internet AG	12,391	548,219
VeriSign, Inc. (a) (b)	6,335	495,650
Yahoo Japan Corp.	143,372	570,846
Yahoo!, Inc. (a)	57,495	2,478,034

		58,307,470

IT Services—1.1%
Accenture plc - Class A	41,495	5,069,444
Alliance Data Systems Corp. (a)	3,950	847,393
Amadeus IT Group S.A.	44,187	2,207,580
Atos SE	8,875	956,296
Automatic Data Processing, Inc.	30,195	2,663,199
Cap Gemini S.A.	16,471	1,613,064
Cognizant Technology Solutions Corp. - Class A (a)	40,250	1,920,327
Computershare, Ltd.	46,512	368,199
CSRA, Inc.	8,955	240,890
Fidelity National Information Services, Inc.	18,185	1,400,791
Fiserv, Inc. (a)	14,760	1,468,177
Fujitsu, Ltd.	187,016	1,009,603
Global Payments, Inc.	10,137	778,116
International Business Machines Corp. (e)	58,396	9,276,205
MasterCard, Inc. - Class A	64,800	6,594,696
Nomura Research Institute, Ltd.	12,500	431,340
NTT Data Corp.	12,711	635,303
Obic Co., Ltd.	6,520	346,873
Otsuka Corp.	5,300	251,565

MIST-11

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Paychex, Inc.	21,215	$1,227,712
PayPal Holdings, Inc. (a)	73,475	3,010,271
Teradata Corp. (a)	8,700	269,700
Total System Services, Inc.	11,095	523,129
Visa, Inc. - Class A	126,760	10,483,052
Western Union Co. (The)	33,120	689,558
Worldpay Group plc	140,972	541,219
Xerox Corp.	62,860	636,772

		55,460,474

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	20,110	615,028
Hasbro, Inc.	7,445	590,612
Mattel, Inc.	22,445	679,634
Sankyo Co., Ltd.	4,504	153,779
Sega Sammy Holdings, Inc.	18,748	266,995
Shimano, Inc.	7,541	1,117,872
Yamaha Corp.	16,900	545,148

		3,969,068

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.	21,635	1,018,792
Illumina, Inc. (a)	9,719	1,765,554
Lonza Group AG (a)	5,329	1,016,884
Mettler-Toledo International, Inc. (a)	1,789	751,076
PerkinElmer, Inc.	7,190	403,431
QIAGEN NV (a)	22,289	613,652
Thermo Fisher Scientific, Inc.	26,230	4,172,144
Waters Corp. (a)	5,390	854,261

		10,595,794

Machinery—1.0%
Alfa Laval AB	29,612	463,877
Alstom S.A. (a)	15,488	409,646
Amada Holdings Co., Ltd.	33,986	353,030
Andritz AG	7,359	400,564
Atlas Copco AB - A Shares	67,618	2,034,444
Atlas Copco AB - B Shares	39,293	1,072,836
Caterpillar, Inc.	38,485	3,416,313
CNH Industrial NV	102,925	736,728
Cummins, Inc.	10,695	1,370,564
Deere & Co. (b)	19,815	1,691,210
Dover Corp.	10,200	751,128
FANUC Corp.	19,710	3,335,856
Flowserve Corp.	8,580	413,899
Fortive Corp.	19,730	1,004,257
GEA Group AG	18,414	1,021,398
Hino Motors, Ltd.	26,133	279,780
Hitachi Construction Machinery Co., Ltd.	10,858	216,398
Hoshizaki Corp.	5,100	465,824
IHI Corp.	147,748	429,091
Illinois Tool Works, Inc.	21,600	2,588,544
IMI plc	27,477	382,002
Ingersoll-Rand plc	16,965	1,152,602
JTEKT Corp.	22,417	336,937

Machinery—(Continued)
Kawasaki Heavy Industries, Ltd.	142,697	441,969
Komatsu, Ltd.	92,987	2,130,710
Kone Oyj - Class B	33,944	1,722,286
Kubota Corp.	106,359	1,607,772
Kurita Water Industries, Ltd.	10,224	243,106
Makita Corp.	11,290	802,899
MAN SE	3,565	375,798
Metso Oyj	11,424	333,251
Minebea Co., Ltd.	34,000	321,960
Mitsubishi Heavy Industries, Ltd.	322,000	1,346,327
Nabtesco Corp.	11,740	332,362
NGK Insulators, Ltd.	26,922	557,470
NSK, Ltd.	44,169	453,261
PACCAR, Inc.	23,195	1,363,402
Parker-Hannifin Corp.	8,935	1,121,611
Pentair plc	11,973	769,146
Sandvik AB	107,363	1,179,914
Schindler Holding AG	2,065	390,839
Schindler Holding AG (Participation Certificate)	4,455	834,619
Sembcorp Marine, Ltd.	83,700	80,927
SKF AB - B Shares	40,087	691,545
SMC Corp.	5,813	1,676,878
Snap-on, Inc.	3,810	578,968
Stanley Black & Decker, Inc.	10,040	1,234,719
Sumitomo Heavy Industries, Ltd.	55,676	274,337
THK Co., Ltd.	12,152	239,377
Volvo AB - B Shares	155,250	1,770,570
Wartsila Oyj Abp	14,896	670,463
Weir Group plc (The)	21,587	474,585
Xylem, Inc.	11,740	615,763
Yangzijiang Shipbuilding Holdings, Ltd.	191,390	105,946
Zardoya Otis S.A.	18,949	182,211

		49,251,919

Marine—0.1%
AP Moeller - Maersk A/S - Class A	385	542,576
AP Moeller - Maersk A/S - Class B	644	947,259
Kuehne & Nagel International AG	5,438	788,424
Mitsui OSK Lines, Ltd.	114,913	267,419
Nippon Yusen KK	161,984	303,303

		2,848,981

Media—1.0%
Altice NV - Class A (a)	37,211	667,561
Altice NV - Class B (a)	10,898	196,243
Axel Springer SE	4,395	225,056
CBS Corp. - Class B	27,850	1,524,509
Charter Communications, Inc. - Class A (a)	14,457	3,902,956
Comcast Corp. - Class A	160,702	10,660,971
Dentsu, Inc.	21,787	1,102,675
Discovery Communications, Inc. - Class A (a)	9,850	265,162
Discovery Communications, Inc. - Class C (a)	15,650	411,751
Eutelsat Communications S.A.	17,666	365,745
Hakuhodo DY Holdings, Inc.	21,520	251,290
Interpublic Group of Cos., Inc. (The)	26,525	592,834
ITV plc	365,392	888,015

MIST-12

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
JCDecaux S.A.	7,557	$243,963
Lagardere SCA	11,972	304,816
News Corp. - Class A	25,021	349,794
News Corp. - Class B	7,056	100,336
Omnicom Group, Inc.	15,785	1,341,725
Pearson plc	82,734	808,168
ProSiebenSat.1 Media SE	22,032	943,538
Publicis Groupe S.A.	19,086	1,443,357
REA Group, Ltd.	5,372	232,904
RTL Group S.A.	263	21,825
RTL Group S.A. (Brussels Exchange)	3,657	304,409
Schibsted ASA - B Shares	9,063	243,200
Schibsted ASA - Class A	7,700	226,571
Scripps Networks Interactive, Inc. - Class A	6,250	396,813
SES S.A.	36,682	899,748
Singapore Press Holdings, Ltd.	161,000	452,084
Sky plc	103,857	1,203,451
TEGNA, Inc.	14,440	315,658
Telenet Group Holding NV (a)	5,365	279,823
Time Warner, Inc.	52,155	4,152,060
Toho Co., Ltd.	11,394	378,156
Twenty-First Century Fox, Inc. - Class A	73,958	1,791,263
Twenty-First Century Fox, Inc. - Class B	28,425	703,234
Viacom, Inc. - Class B	22,870	871,347
Vivendi S.A.	117,141	2,360,503
Walt Disney Co. (The)	99,179	9,209,762
WPP plc	130,009	3,059,985

		53,693,261

Metals & Mining—0.7%
Alcoa, Inc.	86,850	880,659
Alumina, Ltd.	246,487	276,084
Anglo American plc (a)	141,197	1,772,393
Antofagasta plc	39,342	266,569
ArcelorMittal (a)	185,220	1,131,092
BHP Billiton plc	212,674	3,196,463
BHP Billiton, Ltd.	323,400	5,594,838
Boliden AB	27,541	646,724
Fortescue Metals Group, Ltd. (b)	156,771	597,290
Freeport-McMoRan, Inc.	82,700	898,122
Fresnillo plc	22,280	524,231
Glencore plc (a)	1,232,052	3,377,661
Hitachi Metals, Ltd.	21,341	260,820
JFE Holdings, Inc.	52,561	766,373
Kobe Steel, Ltd. (a)	31,167	282,091
Maruichi Steel Tube, Ltd.	5,700	196,906
Mitsubishi Materials Corp.	11,180	305,571
Newcrest Mining, Ltd.	77,184	1,282,257
Newmont Mining Corp.	34,935	1,372,596
Nippon Steel & Sumitomo Metal Corp.	81,300	1,669,409
Norsk Hydro ASA	135,419	584,219
Nucor Corp.	20,940	1,035,483
Randgold Resources, Ltd.	9,433	948,460
Rio Tinto plc	124,568	4,145,000
Rio Tinto, Ltd.	42,714	1,694,234
South32, Ltd.	536,074	993,293

Metals & Mining—(Continued)
Sumitomo Metal Mining Co., Ltd.	49,516	684,556
ThyssenKrupp AG	37,042	883,194
Voestalpine AG	11,492	397,310

		36,663,898

Multi-Utilities—0.5%
AGL Energy, Ltd.	67,940	992,392
Ameren Corp.	15,960	784,913
CenterPoint Energy, Inc.	28,400	659,732
Centrica plc	546,323	1,615,921
CMS Energy Corp.	18,255	766,893
Consolidated Edison, Inc.	19,345	1,456,678
Dominion Resources, Inc.	39,390	2,925,495
DTE Energy Co.	11,830	1,108,116
DUET Group	244,994	471,706
E.ON SE	201,490	1,426,501
Engie S.A. (b)	147,132	2,279,220
National Grid plc	377,280	5,332,142
NiSource, Inc.	21,050	507,516
Public Service Enterprise Group, Inc.	33,370	1,397,202
RWE AG (a)	49,278	849,067
SCANA Corp.	9,440	683,173
Sempra Energy	15,620	1,674,308
Suez	32,891	542,459
Veolia Environnement S.A.	45,382	1,043,871
WEC Energy Group, Inc.	20,829	1,247,241

		27,764,546

Multiline Retail—0.2%
Dollar General Corp.	19,180	1,342,408
Dollar Tree, Inc. (a)	15,513	1,224,441
Don Quijote Holdings Co., Ltd.	12,000	439,812
Harvey Norman Holdings, Ltd.	55,438	221,269
Isetan Mitsukoshi Holdings, Ltd.	33,797	332,630
J Front Retailing Co., Ltd.	23,900	313,156
Kohl’s Corp.	12,525	547,969
Macy’s, Inc.	20,410	756,190
Marks & Spencer Group plc	163,465	703,001
Marui Group Co., Ltd.	21,000	277,303
Next plc	14,281	885,492
Nordstrom, Inc. (b)	8,440	437,867
Ryohin Keikaku Co., Ltd.	2,412	485,884
Takashimaya Co., Ltd.	30,372	249,218
Target Corp.	39,790	2,732,777

		10,949,417

Oil, Gas & Consumable Fuels—2.6%
Anadarko Petroleum Corp.	33,535	2,124,778
Apache Corp.	24,995	1,596,431
BP plc	1,877,611	10,935,479
Cabot Oil & Gas Corp.	30,190	778,902
Caltex Australia, Ltd.	26,262	693,251
Chesapeake Energy Corp. (a)	34,135	214,027
Chevron Corp. (e)	124,400	12,803,248
Cimarex Energy Co.	6,315	848,547

MIST-13

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Concho Resources, Inc. (a)	8,505	$1,168,162
ConocoPhillips	81,620	3,548,021
Devon Energy Corp.	33,620	1,482,978
Eni S.p.A.	256,160	3,691,448
EOG Resources, Inc.	36,290	3,509,606
EQT Corp.	11,210	814,070
Exxon Mobil Corp. (e)	274,389	23,948,672
Galp Energia SGPS S.A.	46,592	636,975
Hess Corp.	17,470	936,741
Idemitsu Kosan Co., Ltd.	8,900	183,364
Inpex Corp.	95,711	867,749
JX Holdings, Inc.	213,024	859,928
Kinder Morgan, Inc.	120,830	2,794,798
Koninklijke Vopak NV	7,113	373,347
Lundin Petroleum AB (a)	18,901	345,457
Marathon Oil Corp.	55,680	880,301
Marathon Petroleum Corp.	34,910	1,416,997
Murphy Oil Corp.	10,585	321,784
Neste Oyj	12,910	550,197
Newfield Exploration Co. (a)	13,000	564,980
Noble Energy, Inc.	28,300	1,011,442
Occidental Petroleum Corp.	50,445	3,678,449
Oil Search, Ltd.	137,994	755,081
OMV AG	14,868	427,943
ONEOK, Inc.	13,860	712,265
Origin Energy, Ltd.	176,540	736,481
Phillips 66	31,040	2,500,272
Pioneer Natural Resources Co.	10,765	1,998,522
Range Resources Corp.	11,105	430,319
Repsol S.A.	111,677	1,515,623
Royal Dutch Shell plc - A Shares	430,506	10,684,297
Royal Dutch Shell plc - B Shares	377,151	9,785,596
Santos, Ltd.	160,819	452,254
Showa Shell Sekiyu KK	18,900	175,377
Southwestern Energy Co. (a)	25,705	355,757
Spectra Energy Corp.	44,320	1,894,680
Statoil ASA	112,378	1,885,295
Tesoro Corp.	7,825	622,557
TonenGeneral Sekiyu KK	29,150	295,220
Total S.A.	224,646	10,647,575
Valero Energy Corp.	31,015	1,643,795
Williams Cos., Inc. (The)	39,465	1,212,760
Woodside Petroleum, Ltd.	76,347	1,678,493

		133,990,291

Paper & Forest Products—0.1%
Mondi plc	36,979	777,406
OJI Holdings Corp.	81,372	321,984
Stora Enso Oyj - R Shares	54,961	488,019
UPM-Kymmene Oyj	53,744	1,134,931

		2,722,340

Personal Products—0.5%
Beiersdorf AG	10,150	957,364
Estee Lauder Cos., Inc. (The) - Class A	14,620	1,294,747
Kao Corp.	50,824	2,862,710

Personal Products—(Continued)
Kose Corp.	3,134	321,193
L’Oreal S.A.	25,511	4,816,349
Pola Orbis Holdings, Inc.	2,349	210,437
Shiseido Co., Ltd.	38,309	1,013,072
Unilever NV	164,031	7,566,809
Unilever plc	129,238	6,126,786

		25,169,467

Pharmaceuticals—3.4%
Allergan plc (a)	26,117	6,015,006
Astellas Pharma, Inc.	212,500	3,318,595
AstraZeneca plc	127,336	8,248,842
Bayer AG	83,270	8,363,960
Bristol-Myers Squibb Co.	110,235	5,943,871
Chugai Pharmaceutical Co., Ltd.	22,574	815,117
Daiichi Sankyo Co., Ltd.	60,699	1,454,136
Eisai Co., Ltd.	25,380	1,586,270
Eli Lilly & Co.	64,330	5,163,126
Endo International plc (a)	13,446	270,937
Galenica AG	395	418,831
GlaxoSmithKline plc	490,534	10,453,489
Hikma Pharmaceuticals plc	14,501	379,526
Hisamitsu Pharmaceutical Co., Inc.	6,225	335,992
Johnson & Johnson (e)	182,320	21,537,462
Kyowa Hakko Kirin Co., Ltd.	26,167	412,027
Mallinckrodt plc (a)	7,370	514,279
Merck & Co., Inc. (e)	183,335	11,441,937
Merck KGaA	13,014	1,402,423
Mitsubishi Tanabe Pharma Corp.	22,801	487,347
Mylan NV (a)	27,185	1,036,292
Novartis AG	224,856	17,682,963
Novo Nordisk A/S - Class B	192,522	8,021,520
Ono Pharmaceutical Co., Ltd.	41,500	1,152,231
Orion Oyj - Class B	10,342	407,650
Otsuka Holdings Co., Ltd.	39,320	1,793,516
Perrigo Co. plc	9,653	891,261
Pfizer, Inc.	399,506	13,531,268
Roche Holding AG	70,745	17,526,090
Sanofi	116,620	8,885,538
Santen Pharmaceutical Co., Ltd.	37,500	553,020
Shionogi & Co., Ltd.	30,098	1,538,432
Sumitomo Dainippon Pharma Co., Ltd.	16,000	309,321
Taisho Pharmaceutical Holdings Co., Ltd.	3,653	374,230
Takeda Pharmaceutical Co., Ltd.	71,650	3,429,586
Taro Pharmaceutical Industries, Ltd. (a) (b)	1,536	169,743
Teva Pharmaceutical Industries, Ltd.	91,927	4,269,445
UCB S.A.	12,731	984,363
Zoetis, Inc.	30,140	1,567,581

		172,687,223

Professional Services—0.3%
Adecco Group AG	16,691	939,934
Bureau Veritas S.A.	26,704	572,810
Capita plc	67,114	582,943
Dun & Bradstreet Corp. (The)	2,395	327,205
Equifax, Inc.	7,815	1,051,743

MIST-14

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Experian plc	96,652	$1,936,500
Intertek Group plc	16,251	735,767
Nielsen Holdings plc	23,833	1,276,734
Randstad Holding NV	11,979	545,665
Recruit Holdings Co., Ltd.	28,463	1,157,898
RELX NV	100,175	1,798,853
RELX plc	110,193	2,091,087
Robert Half International, Inc.	8,620	326,353
Seek, Ltd.	33,054	394,811
SGS S.A.	552	1,235,778
Verisk Analytics, Inc. (a)	10,201	829,137
Wolters Kluwer NV	30,400	1,300,937

		17,104,155

Real Estate Management & Development—1.1%
ADLER Real Estate AG (a) (b)	2,600	41,431
ADO Properties S.A. (144A)	2,748	109,916
Aeon Mall Co., Ltd.	23,897	377,340
Allreal Holding AG (a)	1,050	159,387
Azrieli Group, Ltd.	9,049	397,120
BUWOG AG (a)	9,650	261,106
CA Immobilien Anlagen AG (a)	7,582	144,538
Capital & Counties Properties plc	78,950	294,713
CapitaLand, Ltd.	529,250	1,250,129
Castellum AB	28,377	424,869
CBRE Group, Inc. - Class A (a)	19,115	534,838
Cheung Kong Property Holdings, Ltd.	573,646	4,230,716
City Developments, Ltd.	104,700	700,819
Citycon Oyj	42,050	107,034
Conwert Immobilien Invest SE (a)	7,400	139,281
D Carnegie & Co. AB (a)	4,850	62,157
Daejan Holdings plc	550	39,829
Daito Trust Construction Co., Ltd.	7,144	1,141,709
Daiwa House Industry Co., Ltd.	56,810	1,555,975
Deutsche Euroshop AG	4,950	229,943
Deutsche Wohnen AG	70,153	2,550,115
DIC Asset AG	4,600	46,438
Dios Fastigheter AB	5,032	37,956
Entra ASA (144A)	6,718	75,321
Fabege AB	14,200	258,758
Fastighets AB Balder - B Shares (a)	9,900	262,928
First Capital Realty, Inc.	10,400	174,238
Fonciere de Paris SIIC	250	38,145
Global Logistic Properties, Ltd.	265,768	366,302
Grainger plc	44,100	131,675
Grand City Properties S.A.	10,900	213,248
Hang Lung Properties, Ltd.	442,100	1,003,539
Helical plc	10,650	37,277
Hemfosa Fastigheter AB	10,174	110,232
Henderson Land Development Co., Ltd.	229,854	1,373,826
Hongkong Land Holdings, Ltd.	244,650	1,744,494
Hufvudstaden AB - A Shares	11,900	206,012
Hulic Co., Ltd.	67,930	693,281
Hysan Development Co., Ltd.	129,000	605,979
Inmobiliaria Colonial S.A.	25,300	184,018
Kennedy Wilson Europe Real Estate plc	12,650	164,830

Real Estate Management & Development—(Continued)
Kerry Properties, Ltd.	128,900	424,605
Klovern AB - B Shares	59,900	74,465
Kungsleden AB	16,970	124,061
LEG Immobilien AG (a)	6,750	646,104
Lend Lease Group (REIT)	55,704	600,682
Mitsubishi Estate Co., Ltd.	252,594	4,735,452
Mitsui Fudosan Co., Ltd.	190,968	4,066,226
Mobimo Holding AG (a)	650	165,423
New World Development Co., Ltd.	1,130,925	1,480,896
Nomura Real Estate Holdings, Inc.	25,309	427,034
Norwegian Property ASA	26,500	35,982
NTT Urban Development Corp.	23,259	224,531
PSP Swiss Property AG (b)	4,259	405,932
Sino Land Co., Ltd.	640,300	1,142,240
Sponda Oyj	26,298	135,295
Sumitomo Realty & Development Co., Ltd.	82,095	2,126,893
Sun Hung Kai Properties, Ltd.	296,678	4,521,476
Swire Pacific, Ltd. - Class A	54,400	588,800
Swire Properties, Ltd.	242,350	713,169
Swiss Prime Site AG (a)	14,033	1,230,686
TAG Immobilien AG	15,200	221,059
Technopolis Oyj	15,300	56,028
TLG Immobilien AG	5,892	133,019
Tokyo Tatemono Co., Ltd.	41,800	502,086
Tokyu Fudosan Holdings Corp.	51,146	277,936
UNITE Group plc (The)	23,800	195,733
UOL Group, Ltd.	99,000	409,167
Vonovia SE	96,972	3,671,928
Wallenstam AB - B Shares	21,000	177,116
WCM Beteiligungs & Grundbesitz-AG (a)	9,350	31,176
Wharf Holdings, Ltd. (The)	266,550	1,953,072
Wheelock & Co., Ltd.	81,800	485,923
Wihlborgs Fastigheter AB	7,100	150,950

		54,616,607

Road & Rail—0.5%
Aurizon Holdings, Ltd.	206,622	744,196
Central Japan Railway Co.	14,521	2,484,347
ComfortDelGro Corp., Ltd.	216,700	448,864
CSX Corp.	63,570	1,938,885
DSV A/S	19,205	959,046
East Japan Railway Co.	33,626	3,031,637
Hankyu Hanshin Holdings, Inc.	25,000	859,536
J.B. Hunt Transport Services, Inc.	5,896	478,401
Kansas City Southern	7,190	670,971
Keikyu Corp.	46,373	483,392
Keio Corp.	57,672	503,660
Keisei Electric Railway Co., Ltd.	13,906	347,031
Kintetsu Group Holdings Co., Ltd.	181,710	761,704
MTR Corp., Ltd.	147,700	817,535
Nagoya Railroad Co., Ltd.	92,000	499,961
Nippon Express Co., Ltd.	83,307	389,276
Norfolk Southern Corp.	19,740	1,915,964
Odakyu Electric Railway Co., Ltd.	29,760	662,086
Ryder System, Inc.	3,500	230,825
Tobu Railway Co., Ltd.	97,045	493,872

MIST-15

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Tokyu Corp.	106,569	$812,404
Union Pacific Corp.	55,890	5,450,952
West Japan Railway Co.	16,582	1,026,499

		26,011,044

Semiconductors & Semiconductor Equipment—1.0%
Analog Devices, Inc.	20,440	1,317,358
Applied Materials, Inc.	74,660	2,250,999
ASM Pacific Technology, Ltd.	24,400	201,624
ASML Holding NV	37,090	4,067,257
Broadcom, Ltd.	24,495	4,225,877
First Solar, Inc. (a) (b)	4,970	196,265
Infineon Technologies AG	113,944	2,033,127
Intel Corp. (e)	312,070	11,780,643
KLA-Tencor Corp.	9,070	632,270
Lam Research Corp.	10,447	989,435
Linear Technology Corp.	15,780	935,596
Microchip Technology, Inc.	14,030	871,824
Micron Technology, Inc. (a)	68,470	1,217,397
NVIDIA Corp. (b)	33,670	2,307,068
NXP Semiconductors NV (a)	29,615	3,021,026
Qorvo, Inc. (a)	8,523	475,072
QUALCOMM, Inc.	98,705	6,761,293
Rohm Co., Ltd.	8,978	473,253
Skyworks Solutions, Inc.	12,671	964,770
STMicroelectronics NV	63,590	519,038
Texas Instruments, Inc.	66,430	4,662,057
Tokyo Electron, Ltd.	15,825	1,396,493
Xilinx, Inc.	16,880	917,259

		52,217,001

Software—1.4%
Activision Blizzard, Inc.	45,854	2,031,332
Adobe Systems, Inc. (a)	32,920	3,573,137
Autodesk, Inc. (a)	14,815	1,071,569
CA, Inc.	19,545	646,549
Check Point Software Technologies, Ltd. (a)	12,997	1,008,697
Citrix Systems, Inc. (a)	10,170	866,687
Dassault Systemes S.A.	12,938	1,122,453
Electronic Arts, Inc. (a)	20,380	1,740,452
Gemalto NV	8,077	517,904
GungHo Online Entertainment, Inc.	40,732	99,825
Intuit, Inc.	16,995	1,869,620
Konami Holdings Corp.	9,403	364,097
Microsoft Corp. (e)	522,555	30,099,168
Mobileye NV (a)	17,660	751,786
Nexon Co., Ltd.	17,326	270,728
Nice, Ltd.	6,054	404,834
Nintendo Co., Ltd.	11,487	3,039,532
Oracle Corp. (e)	208,110	8,174,561
Oracle Corp. Japan	3,933	222,020
Red Hat, Inc. (a)	12,035	972,789
Sage Group plc (The)	108,687	1,040,992
Salesforce.com, Inc. (a)	41,660	2,971,608
SAP SE	98,963	9,004,442
Symantec Corp.	40,200	1,009,020

Software—(Continued)
Trend Micro, Inc.	11,324	394,490

		73,268,292

Specialty Retail—0.9%
ABC-Mart, Inc.	3,400	231,076
Advance Auto Parts, Inc.	4,820	718,758
AutoNation, Inc. (a)	4,805	234,052
AutoZone, Inc. (a)	2,035	1,563,572
Bed Bath & Beyond, Inc.	10,775	464,510
Best Buy Co., Inc.	18,545	708,048
CarMax, Inc. (a)	12,850	685,548
Dixons Carphone plc	97,645	467,044
Dufry AG (a)	4,612	576,862
Fast Retailing Co., Ltd.	5,379	1,732,042
Foot Locker, Inc.	9,044	612,460
Gap, Inc. (The) (b)	14,940	332,266
Hennes & Mauritz AB - B Shares	95,603	2,695,205
Hikari Tsushin, Inc.	2,200	203,939
Home Depot, Inc. (The)	83,770	10,779,524
Industria de Diseno Textil S.A.	109,841	4,071,864
Kingfisher plc	228,850	1,117,296
L Brands, Inc.	16,840	1,191,767
Lowe’s Cos., Inc.	60,420	4,362,928
Nitori Holdings Co., Ltd.	8,100	969,137
O’Reilly Automotive, Inc. (a)	6,465	1,810,911
Ross Stores, Inc.	26,680	1,715,524
Shimamura Co., Ltd.	2,300	278,888
Signet Jewelers, Ltd. (b)	5,225	389,419
Staples, Inc.	42,585	364,102
Tiffany & Co. (b)	7,320	531,652
TJX Cos., Inc. (The)	44,250	3,309,015
Tractor Supply Co.	8,835	595,037
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,279	1,018,316
Urban Outfitters, Inc. (a)	5,650	195,038
USS Co., Ltd.	22,080	373,241
Yamada Denki Co., Ltd.	63,250	313,708

		44,612,749

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc. (e)	362,210	40,947,841
Brother Industries, Ltd.	23,746	418,257
Canon, Inc.	107,433	3,113,823
FUJIFILM Holdings Corp.	44,053	1,630,378
Hewlett Packard Enterprise Co.	113,410	2,580,078
HP, Inc.	114,010	1,770,575
Konica Minolta, Inc.	45,253	383,898
NEC Corp.	262,087	677,104
NetApp, Inc.	19,070	683,087
Ricoh Co., Ltd.	67,478	609,806
Seagate Technology plc	19,560	754,038
Seiko Epson Corp.	28,200	543,537
Western Digital Corp.	18,524	1,083,098

		55,195,520

MIST-16

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—0.6%
adidas AG	18,961	$3,290,823
Asics Corp.	15,878	319,248
Burberry Group plc	44,813	801,987
Christian Dior SE	5,490	983,736
Cie Financiere Richemont S.A.	52,563	3,200,440
Coach, Inc.	18,250	667,220
Hanesbrands, Inc.	25,822	652,006
Hermes International	2,658	1,081,422
Hugo Boss AG	6,756	373,620
Kering	7,630	1,537,520
Li & Fung, Ltd.	592,300	305,222
Luxottica Group S.p.A.	17,049	814,618
LVMH Moet Hennessy Louis Vuitton SE	28,085	4,787,867
Michael Kors Holdings, Ltd. (a)	11,797	551,982
NIKE, Inc. - Class B	89,180	4,695,327
Pandora A/S	11,198	1,357,810
PVH Corp.	5,408	597,584
Ralph Lauren Corp.	3,795	383,826
Swatch Group AG (The)	5,046	280,252
Swatch Group AG (The) - Bearer Shares (b)	3,106	877,666
Under Armour, Inc. - Class A (a) (b)	11,972	463,077
Under Armour, Inc. - Class C (a)	12,056	408,216
VF Corp.	22,400	1,255,520
Yue Yuen Industrial Holdings, Ltd.	74,600	309,313

		29,996,302

Tobacco—0.8%
Altria Group, Inc.	129,325	8,177,220
British American Tobacco plc	187,719	12,005,075
Imperial Brands plc	96,537	4,976,058
Japan Tobacco, Inc.	110,764	4,525,269
Philip Morris International, Inc. (e)	102,405	9,955,814
Reynolds American, Inc.	54,664	2,577,408
Swedish Match AB	19,006	697,114

		42,913,958

Trading Companies & Distributors—0.4%
AerCap Holdings NV (a)	16,739	644,284
Ashtead Group plc	50,684	834,971
Brenntag AG	15,558	848,985
Bunzl plc	33,758	998,855
Fastenal Co.	19,050	795,909
ITOCHU Corp.	150,010	1,879,169
Marubeni Corp.	165,709	849,524
Mitsubishi Corp.	152,085	3,457,038
Mitsui & Co., Ltd.	171,805	2,376,401
Noble Group, Ltd. (a)	882,000	99,783
Rexel S.A.	30,431	465,766
Sumitomo Corp.	119,613	1,335,643
Toyota Tsusho Corp.	21,426	496,981
Travis Perkins plc	25,172	503,041
United Rentals, Inc. (a)	6,000	470,940
Wolseley plc	25,466	1,435,452
WW Grainger, Inc. (b)	3,820	858,889

		18,351,631

Transportation Infrastructure—0.2%
Abertis Infraestructuras S.A.	64,822	1,009,254
Aena S.A.	6,797	1,002,529
Aeroports de Paris	3,010	298,500
Atlantia S.p.A.	41,576	1,055,622
Auckland International Airport, Ltd.	95,036	508,777
Fraport AG Frankfurt Airport Services Worldwide	4,236	231,453
Groupe Eurotunnel SE	47,085	509,029
Hutchison Port Holdings Trust - Class U	521,402	233,889
Japan Airport Terminal Co., Ltd.	4,700	178,677
Kamigumi Co., Ltd.	22,677	197,588
Mitsubishi Logistics Corp.	11,300	162,948
Sydney Airport	110,002	591,069
Transurban Group	204,967	1,787,401

		7,766,736

Water Utilities—0.1%
American Water Works Co., Inc.	11,776	881,316
Severn Trent plc	23,708	769,764
United Utilities Group plc	68,662	893,491

		2,544,571

Wireless Telecommunication Services—0.5%
KDDI Corp.	184,709	5,683,969
Millicom International Cellular S.A.	6,695	347,071
NTT DoCoMo, Inc.	139,512	3,537,231
SoftBank Group Corp.	96,732	6,266,481
StarHub, Ltd.	61,000	154,281
Tele2 AB - B Shares	32,094	276,830
Vodafone Group plc	2,674,488	7,668,761

		23,934,624

Total Common Stocks (Cost $2,107,856,955)		2,639,316,765

U.S. Treasury & Government Agencies—26.0%

Federal Agencies—1.1%
Federal Home Loan Bank 4.750%, 12/16/16	1,785,000	1,801,099
Federal Home Loan Mortgage Corp. 2.375%, 01/13/22	8,925,000	9,398,364
6.250%, 07/15/32	2,480,000	3,745,611
Federal National Mortgage Association 0.875%, 02/08/18	20,645,000	20,672,623
1.250%, 01/30/17	14,970,000	15,008,862
5.375%, 06/12/17	756,000	781,035
6.625%, 11/15/30	1,650,000	2,509,020
7.250%, 05/15/30	1,941,000	3,075,578

		56,992,192

MIST-17

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—24.9%
U.S. Treasury Bonds 2.250%, 08/15/46	1,746,000	$1,714,354
2.500%, 02/15/45	5,830,000	6,024,944
2.750%, 08/15/42	8,785,000	9,572,909
2.875%, 05/15/43	5,779,000	6,434,558
2.875%, 08/15/45	44,390,000	49,442,825
3.000%, 05/15/45	1,395,000	1,590,518
3.125%, 11/15/41	15,840,000	18,437,507
3.125%, 02/15/42	5,645,000	6,574,438
3.125%, 02/15/43	8,925,000	10,398,669
3.625%, 08/15/43	25,457,000	32,408,950
3.750%, 08/15/41	8,025,000	10,310,560
3.875%, 08/15/40	7,502,000	9,786,299
4.250%, 05/15/39	1,235,000	1,693,349
4.375%, 05/15/40	6,650,000	9,292,078
4.375%, 05/15/41	7,495,000	10,527,544
4.750%, 02/15/41	1,780,000	2,626,127
6.000%, 02/15/26	33,774,000	46,819,208
6.250%, 08/15/23	4,620,000	6,091,904
6.250%, 05/15/30	1,815,000	2,801,765
6.875%, 08/15/25	2,640,000	3,816,862
8.875%, 02/15/19	2,158,000	2,569,200
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/21 (g)	6,490,501	6,626,016
0.125%, 01/15/22 (g)	13,698,365	13,981,017
0.125%, 07/15/22 (g)	11,679,163	11,957,711
0.125%, 01/15/23 (g)	9,633,809	9,785,753
1.125%, 01/15/21 (g)	13,015,875	13,852,197
U.S. Treasury Notes 0.625%, 11/30/17	10,041,000	10,033,158
0.750%, 12/31/17	25,654,000	25,665,031
0.750%, 03/31/18	30,165,000	30,173,235
0.875%, 01/31/18 (h)	63,035,000	63,167,941
1.125%, 09/30/21	7,998,000	7,987,379
1.250%, 11/30/18	16,530,000	16,682,390
1.250%, 01/31/19	6,545,000	6,608,663
1.250%, 04/30/19	8,909,000	9,000,522
1.250%, 03/31/21	24,650,000	24,779,018
1.375%, 06/30/18	21,010,000	21,229,954
1.375%, 03/31/20	9,890,000	10,019,421
1.375%, 08/31/20	17,945,000	18,165,113
1.375%, 10/31/20	43,521,000	44,029,325
1.375%, 05/31/21	6,338,000	6,406,577
1.500%, 08/31/18	81,582,000	82,684,662
1.500%, 01/31/19	5,070,000	5,147,835
1.500%, 05/31/19	36,808,000	37,424,828
1.500%, 11/30/19	29,340,000	29,854,594
1.500%, 05/31/20	9,830,000	9,998,565
1.500%, 08/15/26	5,649,000	5,594,052
1.625%, 06/30/20	13,695,000	13,993,510
1.625%, 07/31/20	7,875,000	8,046,344
1.625%, 11/15/22	57,759,000	58,726,925
1.625%, 02/15/26	11,320,000	11,339,459
1.750%, 05/15/23	47,565,000	48,633,358
2.000%, 11/15/21	33,035,000	34,322,836

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.000%, 02/15/22	9,370,000	$9,739,309
2.000%, 02/15/23	9,615,000	9,988,331
2.000%, 02/15/25	10,410,000	10,780,044
2.000%, 08/15/25	17,740,000	18,358,133
2.125%, 08/15/21	19,150,000	19,998,288
2.125%, 05/15/25	36,853,000	38,528,669
2.250%, 11/15/24	6,890,000	7,274,600
2.625%, 08/15/20	21,945,000	23,242,849
2.625%, 11/15/20	28,794,000	30,567,768
2.750%, 02/15/19 (i)	33,793,000	35,324,228
2.750%, 11/15/23	9,125,000	9,943,038
3.500%, 05/15/20	9,995,000	10,871,512
3.625%, 02/15/20	29,095,000	31,640,813
3.625%, 02/15/21	73,431,000	81,235,908

		1,282,345,447

Total U.S. Treasury & Government Agencies (Cost $1,296,264,065)		1,339,337,639

Mutual Funds—5.2%

Investment Company Securities—5.2%
F&C Commercial Property Trust, Ltd.	56,650	90,389
F&C UK Real Estate Investment, Ltd.	25,600	31,640
iShares Core MSCI Emerging Markets ETF (b)	1,713,842	78,168,334
MedicX Fund, Ltd.	40,933	47,126
Picton Property Income, Ltd.	58,000	54,136
Schroder Real Estate Investment Trust, Ltd.	55,650	41,295
Standard Life Investment Property Income Trust, Ltd.	40,840	43,363
UK Commercial Property Trust, Ltd.	71,150	72,785
Vanguard Global ex-U.S. Real Estate ETF (b)	679,197	38,150,495
Vanguard Mid-Cap ETF	182,287	23,595,229
Vanguard REIT ETF (b)	770,855	66,863,963
Vanguard Small-Cap ETF (b)	519,887	63,519,794

Total Mutual Funds (Cost $256,619,010)		270,678,549

Foreign Government—4.7%

Sovereign—4.7%
Australia Government Bonds 2.750%, 04/21/24 (AUD)	3,100,000	2,525,757
3.750%, 04/21/37 (AUD)	530,000	484,465
5.250%, 03/15/19 (AUD)	510,000	425,145
5.750%, 05/15/21 (AUD)	2,345,000	2,124,878
6.000%, 02/15/17 (AUD)	230,000	178,799
Austria Government Bonds 3.150%, 06/20/44 (144A) (EUR)	275,000	499,087
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,414,970
4.150%, 03/15/37 (144A) (EUR)	380,000	726,521

MIST-18

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Belgium Government Bonds 2.600%, 06/22/24 (144A) (EUR)	905,000	$1,236,520
3.750%, 09/28/20 (144A) (EUR)	335,000	441,694
4.250%, 09/28/21 (144A) (EUR)	900,000	1,252,473
4.250%, 03/28/41 (144A) (EUR)	760,000	1,502,442
5.000%, 03/28/35 (144A) (EUR)	355,000	705,378
5.500%, 09/28/17 (144A) (EUR)	900,000	1,072,484
5.500%, 03/28/28 (EUR)	815,000	1,466,807
Bundesobligation 0.250%, 04/13/18 (EUR)	390,000	444,383
Bundesrepublik Deutschland 0.500%, 02/15/26 (EUR)	215,000	257,507
1.500%, 05/15/23 (EUR)	885,000	1,128,066
1.500%, 05/15/24 (EUR)	1,965,000	2,533,694
2.000%, 01/04/22 (EUR)	1,505,000	1,922,438
2.000%, 08/15/23 (EUR)	1,170,000	1,542,378
2.500%, 01/04/21 (EUR)	2,715,000	3,466,909
2.500%, 07/04/44 (EUR)	745,000	1,294,498
3.250%, 07/04/42 (EUR)	135,000	258,393
4.250%, 07/04/39 (EUR)	920,000	1,928,983
5.500%, 01/04/31 (EUR)	1,505,000	3,008,308
Canadian Government Bonds 2.750%, 06/01/22 (CAD)	1,870,000	1,590,558
3.500%, 06/01/20 (CAD)	420,000	354,558
3.500%, 12/01/45 (CAD)	225,000	243,702
4.000%, 06/01/41 (CAD)	975,000	1,094,368
5.750%, 06/01/29 (CAD)	385,000	447,175
5.750%, 06/01/33 (CAD)	245,000	303,429
Denmark Government Bonds 1.500%, 11/15/23 (DKK)	5,745,000	970,196
4.000%, 11/15/19 (DKK)	3,690,000	636,029
4.500%, 11/15/39 (DKK)	1,645,000	466,468
Finland Government Bond 3.500%, 04/15/21 (144A) (EUR)	1,500,000	1,995,564
France Government Bond OAT 1.000%, 11/25/25 (EUR)	2,180,000	2,663,626
1.750%, 05/25/23 (EUR)	545,000	696,016
2.250%, 10/25/22 (EUR)	1,270,000	1,654,507
2.250%, 05/25/24 (EUR)	3,550,000	4,736,338
3.250%, 05/25/45 (EUR)	885,000	1,557,219
3.750%, 04/25/21 (EUR)	4,445,000	5,967,898
4.500%, 04/25/41 (EUR)	1,585,000	3,220,777
5.500%, 04/25/29 (EUR)	1,565,000	2,892,155
5.750%, 10/25/32 (EUR)	535,000	1,088,336
French Treasury Note BTAN 1.750%, 02/25/17 (EUR)	855,000	969,507
Ireland Government Bonds 2.000%, 02/18/45 (EUR)	190,000	256,777
4.500%, 04/18/20 (EUR)	415,000	547,958
5.400%, 03/13/25 (EUR)	840,000	1,350,919
Italy Buoni Poliennali Del Tesoro 2.000%, 12/01/25 (EUR)	1,190,000	1,440,012
3.250%, 09/01/46 (144A) (EUR)	280,000	386,547
3.750%, 03/01/21 (EUR)	5,105,000	6,632,913
3.750%, 09/01/24 (EUR)	2,270,000	3,100,783
5.000%, 08/01/39 (EUR)	1,800,000	3,118,684

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro 5.250%, 08/01/17 (EUR)	7,530,000	8,844,289
5.250%, 11/01/29 (EUR)	3,510,000	5,732,435
5.500%, 11/01/22 (EUR)	1,215,000	1,769,568
Japan Government Five Year Bonds 0.100%, 12/20/19 (JPY)	139,400,000	1,391,237
0.300%, 09/20/18 (JPY)	1,331,600,000	13,285,929
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	25,750,000	356,927
Japan Government Ten Year Bonds 0.500%, 12/20/24 (JPY)	555,750,000	5,788,065
0.800%, 09/20/22 (JPY)	78,700,000	824,516
0.800%, 12/20/22 (JPY)	85,450,000	897,467
0.800%, 09/20/23 (JPY)	252,300,000	2,669,372
1.700%, 03/20/17 (JPY)	260,350,000	2,591,176
Japan Government Thirty Year Bonds 1.800%, 09/20/43 (JPY)	498,100,000	6,614,432
1.900%, 09/20/42 (JPY)	306,100,000	4,114,397
2.300%, 03/20/40 (JPY)	408,300,000	5,734,601
Japan Government Twenty Year Bonds 1.400%, 12/20/22 (JPY)	764,200,000	8,310,152
1.500%, 03/20/33 (JPY)	160,450,000	1,918,549
1.700%, 12/20/31 (JPY)	561,250,000	6,839,994
1.700%, 09/20/32 (JPY)	182,400,000	2,233,319
1.700%, 09/20/33 (JPY)	418,500,000	5,145,893
2.100%, 06/20/29 (JPY)	555,050,000	6,915,122
2.100%, 12/20/29 (JPY)	121,550,000	1,522,536
2.500%, 12/21/20 (JPY)	808,300,000	8,902,180
Mexican Bonos 6.500%, 06/10/21 (MXN)	21,375,000	1,135,740
7.250%, 12/15/16 (MXN)	12,170,000	630,798
7.750%, 11/13/42 (MXN)	3,375,000	200,990
10.000%, 11/20/36 (MXN)	8,160,000	586,589
Netherlands Government Bonds 2.250%, 07/15/22 (144A) (EUR)	1,380,000	1,798,061
3.750%, 01/15/42 (144A) (EUR)	645,000	1,304,174
5.500%, 01/15/28 (EUR)	1,250,000	2,277,029
Norway Government Bond 3.000%, 03/14/24 (144A) (NOK)	3,240,000	460,999
Poland Government Bonds 5.500%, 10/25/19 (PLN)	3,610,000	1,043,283
5.750%, 04/25/29 (PLN)	1,105,000	365,434
Singapore Government Bonds 2.125%, 06/01/26 (SGD)	815,000	615,861
2.250%, 06/01/21 (SGD)	865,000	661,173
South Africa Government Bonds 6.500%, 02/28/41 (ZAR)	6,815,000	362,823
8.250%, 09/15/17 (ZAR)	12,430,000	912,451
10.500%, 12/21/26 (ZAR)	10,465,000	855,274
Spain Government Bonds 1.950%, 04/30/26 (144A) (EUR)	1,140,000	1,406,147
2.750%, 10/31/24 (144A) (EUR)	2,425,000	3,172,725
3.800%, 01/31/17 (144A) (EUR)	2,725,000	3,101,932
4.000%, 04/30/20 (144A) (EUR)	2,190,000	2,815,984
4.200%, 01/31/37 (144A) (EUR)	650,000	1,052,471
4.400%, 10/31/23 (144A) (EUR)	445,000	638,199

MIST-19

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal/ Notional Amount*	Value

Sovereign—(Continued)
Spain Government Bonds 4.700%, 07/30/41 (144A) (EUR)	610,000	$1,076,863
5.850%, 01/31/22 (144A) (EUR)	1,680,000	2,460,606
6.000%, 01/31/29 (EUR)	995,000	1,741,986
Sweden Government Bonds 1.500%, 11/13/23 (SEK)	3,330,000	436,338
5.000%, 12/01/20 (SEK)	8,685,000	1,249,175
Switzerland Government Bond 4.000%, 02/11/23 (CHF)	415,000	559,727
United Kingdom Gilt 1.750%, 01/22/17 (GBP)	1,495,000	1,947,141
2.000%, 09/07/25 (GBP)	1,295,000	1,872,869
2.250%, 09/07/23 (GBP)	1,170,000	1,705,268
2.750%, 09/07/24 (GBP)	1,425,000	2,163,425
3.250%, 01/22/44 (GBP)	3,105,000	5,591,057
3.750%, 09/07/20 (GBP)	1,395,000	2,064,105
4.250%, 09/07/39 (GBP)	945,000	1,890,573
4.250%, 12/07/46 (GBP)	1,380,000	2,981,740
4.500%, 12/07/42 (GBP)	275,000	589,625
8.000%, 06/07/21 (GBP)	1,170,000	2,063,059

Total Foreign Government (Cost $246,485,440)		243,419,846

Preferred Stocks—0.1%

Auto Components—0.0%
Schaeffler AG	16,561	261,988

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	5,505	405,805
Porsche Automobil Holding SE	15,419	787,156
Volkswagen AG	18,688	2,455,100

		3,648,061

Chemicals—0.0%
FUCHS Petrolub SE	7,044	321,557

Household Products—0.0%
Henkel AG & Co. KGaA	17,940	2,438,503

Total Preferred Stocks (Cost $6,852,171)		6,670,109

Purchased Options—0.0%

Call Options—0.0%
iShares MSCI EAFE Index, Strike Price $62.00, Expires 11/18/16 (Counterparty - Goldman Sachs International)	3,296,800	544,638
S&P 500 Index, Strike Price $2,275, Expires 11/18/16 (Counterparty - Citibank N.A.)	238,000	262,550

Total Purchased Options (Cost $3,494,826)		807,188

Short-Term Investments—11.7%
Security Description	Principal Amount*	Value

Repurchase Agreement—10.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $552,963,467 on 10/03/16, collateralized by $544,130,000 U.S. Treasury Notes with rates ranging from 1.500% - 2.125%, maturity dates ranging from 01/31/22 - 06/30/22, with a value of $564,021,463.	552,962,084	552,962,084

U.S. Treasury—1.0%
U.S. Treasury Bills 0.305%, 11/25/16 (j)	50,000,000	49,976,625

Total Short-Term Investments (Cost $602,938,709)		602,938,709

Securities Lending Reinvestments (k)—1.5%

Certificates of Deposit—0.0%
Bank of Montreal 0.500%, 10/24/16	250,000	250,000
DZ Bank AG 0.950%, 01/03/17	250,000	250,000
KBC Bank NV 1.000%, 01/04/17	250,000	250,000
National Bank of Canada 0.480%, 10/28/16	200,000	199,998

		949,998

Commercial Paper—0.0%
Credit Suisse AG 0.971%, 10/19/16	200,000	199,998

Repurchase Agreements—1.3%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $11,500,894 on 10/03/16, collateralized by $10,867,673 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $11,730,003.	11,500,000	11,500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $11,500,799 on 10/03/16, collateralized by $11,289,818 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $11,730,010.	11,500,000	11,500,000

MIST-20

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $7,000,292 on 10/03/16, collateralized by $6,805,346 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $7,140,001.	7,000,000	$7,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $6,000,225 on 10/03/16, collateralized by $4,732,800 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $6,120,084.	6,000,000	6,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $11,400,896 on 10/03/16, collateralized by $10,883,341 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $11,632,863.	11,400,000	11,400,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $201,971 on 10/03/16, collateralized by $166,858 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $206,002.	201,963	201,963
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $8,000,467 on 10/03/16, collateralized by $12,796,488 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $8,160,476.	8,000,000	8,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $2,000,144 on 10/04/16, collateralized by $1,923,548 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $2,040,000.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $4,000,173 on 10/03/16, collateralized by $5,647,501 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $4,080,000.	4,000,000	4,000,000

Repurchase Agreements—(Continued)
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $3,200,123 on 10/03/16, collateralized by $2,995,776 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $3,264,066.	3,200,000	3,200,000

		64,801,963

Time Deposits—0.2%
ANZ London 0.420%, 10/03/16	300,000	300,000
Canadian Imperial Bank 0.260%, 10/03/16	2,500,000	2,500,000
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	1,000,000	1,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	2,300,000	2,300,000
Royal Bank of Canada 0.280%, 10/03/16	2,300,000	2,300,000

		8,400,000

Total Securities Lending Reinvestments (Cost $74,351,995)		74,351,959

Total Investments—100.4% (Cost $4,594,863,171) (l)		5,177,520,764
Other assets and liabilities (net)—(0.4)%		(19,649,615)

Net Assets—100.0%		$5,157,871,149

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $72,413,576 and the collateral received consisted of cash in the amount of $73,852,058. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of September 30, 2016, these securities represent 0.0% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $115,264,778.
(f)	Affiliated Issuer.
(g)	Principal amount of security is adjusted for inflation.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2016, the market value of securities pledged was $63,132,867.
(i)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2016, the market value of securities pledged was $2,038,986.

MIST-21

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

(j)	The rate shown represents current yield to maturity.
(k)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(l)	As of September 30, 2016, the aggregate cost of investments was $4,594,863,171. The aggregate unrealized appreciation and depreciation of investments were $755,332,176 and $(172,674,583), respectively, resulting in net unrealized appreciation of $582,657,593.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $31,739,858, which is 0.6% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(ZAR)—	South African Rand

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	2,221,386	Citibank N.A.	12/15/16	$1,698,932	$(1,529)
CAD	27,147,490	Citibank N.A.	12/15/16	21,024,894	(321,532)
CHF	22,310,331	Credit Suisse International	12/15/16	23,415,979	(352,153)
EUR	660,103	Citibank N.A.	10/06/16	737,353	4,241
EUR	814,633	State Street Bank and Trust	10/06/16	899,878	15,323
EUR	1,171,102	State Street Bank and Trust	10/06/16	1,318,041	(2,363)
EUR	1,281,050	State Street Bank and Trust	10/06/16	1,434,987	4,212
EUR	23,475,353	Citibank N.A.	12/15/16	26,228,472	229,395
EUR	13,851,018	Royal Bank of Scotland plc	12/15/16	15,569,513	41,259
EUR	9,639,580	UBS AG	12/15/16	10,912,749	(48,473)
JPY	72,673,308	Citibank N.A.	10/21/16	720,709	(3,548)
JPY	85,489,758	Goldman Sachs International	10/21/16	850,365	(6,727)
JPY	74,340,351	JPMorgan Chase Bank N.A.	10/21/16	729,302	4,310
JPY	157,181,919	State Street Bank and Trust	10/21/16	1,572,432	(21,315)
JPY	5,158,382,000	BNP Paribas S.A.	12/15/16	51,465,758	(439,140)
JPY	2,540,531,243	HSBC Bank USA	12/15/16	25,262,981	(132,094)
JPY	2,077,863,000	UBS AG	12/15/16	20,712,350	(158,169)
NOK	81,627,000	Goldman Sachs International	12/15/16	10,081,948	130,312
NZD	12,891,507	Credit Suisse International	12/15/16	9,492,107	(131,368)
NZD	18,013,968	Credit Suisse International	12/15/16	12,969,372	110,871
NZD	21,170,124	Goldman Sachs International	12/15/16	15,414,560	(42,579)
NZD	18,048,363	Royal Bank of Scotland plc	12/15/16	13,378,024	(272,806)

Contracts to Deliver
AUD	7,189,066	BNP Paribas S.A.	10/28/16	$5,541,404	$41,991
AUD	8,266,682	Credit Suisse International	12/15/16	6,320,796	4,069
AUD	2,221,386	Credit Suisse International	12/15/16	1,698,496	1,093
CAD	5,210,242	UBS AG	11/10/16	4,058,106	85,609
CAD	27,147,490	BNP Paribas S.A.	12/15/16	20,540,670	(162,692)
CHF	528,590	Standard Chartered Bank	11/22/16	541,324	(4,314)
CHF	60,156,000	JPMorgan Chase Bank N.A.	12/15/16	62,243,268	55,597
CHF	50,995,408	JPMorgan Chase Bank N.A.	12/15/16	52,817,675	99,980
CHF	22,310,331	JPMorgan Chase Bank N.A.	12/15/16	22,861,991	(201,835)
DKK	13,142,928	BNP Paribas S.A.	12/07/16	1,993,085	4,182
EUR	763,467	BNP Paribas S.A.	10/06/16	860,106	2,387

MIST-22

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	102,219,933	Citibank N.A.	10/06/16	$113,476,596	$(1,362,613)
EUR	659,479	JPMorgan Chase Bank N.A.	10/06/16	732,228	(8,665)
EUR	829,079	Nomura Global Financial Products Inc.	10/06/16	931,620	189
EUR	629,066	State Street Bank and Trust	10/06/16	703,471	(3,254)
EUR	185,233	State Street Bank and Trust	10/06/16	204,234	(3,866)
EUR	1,249,443	Credit Suisse International	12/15/16	1,399,684	(8,500)
EUR	10,004,727	JPMorgan Chase Bank N.A.	12/15/16	11,267,524	(8,291)
GBP	17,931,867	HSBC Bank USA	11/16/16	23,297,709	36,185
GBP	5,647,656	Barclays Bank plc	12/15/16	7,334,306	3,615
GBP	17,892,710	JPMorgan Chase Bank N.A.	12/15/16	23,326,368	101,526
GBP	11,793,766	UBS AG	12/15/16	15,334,731	26,354
JPY	68,004,473	Goldman Sachs International	10/21/16	670,887	(201)
JPY	8,988,518,141	State Street Bank and Trust	10/21/16	88,967,394	266,072
JPY	51,662,926	State Street Bank and Trust	10/21/16	500,723	(9,101)
JPY	49,795,650	State Street Bank and Trust	10/21/16	488,805	(2,593)
JPY	325,796,338	Citibank N.A.	12/15/16	3,212,906	(9,866)
JPY	1,842,687,109	Credit Suisse International	12/15/16	17,915,770	(312,056)
JPY	517,856,389	Societe Generale	12/15/16	5,179,486	56,860
JPY	1,967,087,378	State Street Bank and Trust	12/15/16	19,283,843	(174,548)
MXN	48,104,410	Goldman Sachs International	11/22/16	2,438,382	(28,806)
NOK	3,292,107	State Street Bank and Trust	12/07/16	403,303	(8,558)
PLN	5,102,893	Standard Chartered Bank	10/07/16	1,282,613	(51,756)
SEK	12,879,191	Goldman Sachs International	12/07/16	1,533,566	27,566
SEK	178,780,000	Citibank N.A.	12/15/16	20,896,827	(18,285)
SEK	146,785,521	Citibank N.A.	12/15/16	17,579,544	407,403
SGD	1,693,259	State Street Bank and Trust	12/14/16	1,243,603	1,546
ZAR	27,832,521	JPMorgan Chase Bank N.A.	11/18/16	2,029,295	18,427

Net Unrealized Depreciation					$(2,533,022)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/16	2,215	AUD	299,536,842	$3,026,309
Canada Government Bond 10 Year Futures	12/19/16	378	CAD	55,377,782	120,414
Euro Stoxx 50 Index Futures	12/16/16	567	EUR	17,024,700	(54,730)
FTSE 100 Index Futures	12/16/16	817	GBP	54,439,091	2,056,580
MSCI EAFE Mini Index Futures	12/16/16	46	USD	3,928,408	(2,998)
S&P 500 E-Mini Index Futures	12/16/16	110	USD	11,726,730	155,470
S&P TSX 60 Index Futures	12/15/16	296	CAD	50,457,697	129,687
U.S. Treasury Note 10 Year Futures	12/20/16	901	USD	117,525,647	617,978
U.S. Treasury Note 5 Year Futures	12/30/16	595	USD	72,130,709	171,088
U.S. Treasury Ultra Long Bond Futures	12/20/16	347	USD	63,924,284	(119,659)
United Kingdom Long Gilt Bond Futures	12/28/16	218	GBP	28,627,963	(302,603)

Futures Contracts—Short
Euro-Bund Futures	12/08/16	(464)	EUR	(76,539,953)	(387,384)
Hang Seng Index Futures	10/28/16	(102)	HKD	(119,146,710)	32,284
Japanese Government 10 Year Bond Futures	12/13/16	(99)	JPY	(15,016,774,660)	(639,863)
Nikkei 225 Index Futures	12/08/16	(399)	JPY	(6,594,342,720)	303,661
SPI 200 Index Futures	12/15/16	(326)	AUD	(42,802,887)	(1,023,665)
TOPIX Index Futures	12/08/16	(342)	JPY	(4,555,391,760)	303,060

Net Unrealized Appreciation					$4,385,629

MIST-23

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.000%	10/20/16	Goldman Sachs International	Russell 2000 Total Return Index	USD	97,200,448	$4,056,924	$—	$4,056,924
Pay	3M LIBOR	0.571%	02/21/17	Citibank N.A.	S&P 400 Midcap Total Return Index	USD	148,445,240	(1,232,297)	—	(1,232,297)
Pay	3M LIBOR	0.147%	03/20/17	Goldman Sachs International	Russell 2000 Total Return Index	USD	57,612,441	1,210,676	—	1,210,676

Totals								$4,035,303	$—	$4,035,303

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	1.467%	09/28/26	USD	1,291,290,000	$1,022,572

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Unrealized Depreciation
CDX.NA.HY.26.V1	(5.000%)	06/20/21	3.765%	USD	281,000	$(5,301)
CDX.NA.HY.26.V1	(5.000%)	06/20/21	3.765%	USD	2,908,000	(54,857)

Net Unrealized Depreciation						$(60,158)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.26.V1	5.000%	06/20/21	3.765%	USD	103,370,000	$1,267,741
CDX.NA.HY.26.V1	5.000%	06/20/21	3.765%	USD	2,908,000	59,800
CDX.NA.HY.26.V1	5.000%	06/20/21	3.765%	USD	281,000	4,676

Net Unrealized Appreciation						$1,332,217

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-24

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$26,331,890	$12,861,056	$—	$39,192,946
Air Freight & Logistics	9,225,705	4,747,367	—	13,973,072
Airlines	6,983,435	2,266,143	—	9,249,578
Auto Components	5,290,190	16,274,831	—	21,565,021
Automobiles	6,691,658	42,376,066	—	49,067,724
Banks	67,331,761	137,635,518	0	204,967,279
Beverages	27,777,444	35,929,367	—	63,706,811
Biotechnology	37,443,435	13,050,416	—	50,493,851
Building Products	1,782,353	9,853,710	—	11,636,063
Capital Markets	32,257,533	26,455,672	—	58,713,205
Chemicals	25,542,109	47,383,209	—	72,925,318
Commercial Services & Supplies	3,869,630	8,027,510	—	11,897,140
Communications Equipment	13,225,102	5,636,213	—	18,861,315
Construction & Engineering	1,159,782	11,220,135	—	12,379,917
Construction Materials	1,778,832	8,857,261	—	10,636,093
Consumer Finance	9,380,568	1,202,615	—	10,583,183

MIST-25

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Containers & Packaging	$4,123,375	$1,646,648	$—	$5,770,023
Distributors	1,709,843	322,545	—	2,032,388
Diversified Consumer Services	360,098	172,390	—	532,488
Diversified Financial Services	18,307,257	8,560,894	—	26,868,151
Diversified Telecommunication Services	32,678,180	35,797,781	—	68,475,961
Electric Utilities	25,135,859	21,890,550	—	47,026,409
Electrical Equipment	6,873,101	18,093,457	—	24,966,558
Electronic Equipment, Instruments & Components	4,906,593	15,781,787	—	20,688,380
Energy Equipment & Services	13,297,537	1,911,931	—	15,209,468
Equity Real Estate Investment Trusts	124,210,460	61,811,367	—	186,021,827
Food & Staples Retailing	27,186,039	22,287,270	—	49,473,309
Food Products	21,347,450	42,799,955	—	64,147,405
Gas Utilities	—	7,021,614	—	7,021,614
Health Care Equipment & Supplies	34,441,617	12,383,683	—	46,825,300
Health Care Providers & Services	32,570,902	9,114,840	—	41,685,742
Health Care Technology	1,232,530	665,928	—	1,898,458
Hotels, Restaurants & Leisure	20,991,585	16,930,331	—	37,921,916
Household Durables	6,026,048	13,648,823	—	19,674,871
Household Products	24,993,772	10,106,595	—	35,100,367
Independent Power and Renewable Electricity Producers	792,170	596,277	—	1,388,447
Industrial Conglomerates	32,049,880	21,389,017	—	53,438,897
Insurance	33,123,542	64,511,627	—	97,635,169
Internet & Direct Marketing Retail	31,165,332	1,892,430	—	33,057,762
Internet Software & Services	56,232,053	2,075,417	—	58,307,470
IT Services	47,099,432	8,361,042	—	55,460,474
Leisure Products	1,270,246	2,698,822	—	3,969,068
Life Sciences Tools & Services	8,965,258	1,630,536	—	10,595,794
Machinery	18,072,126	31,179,793	—	49,251,919
Marine	—	2,848,981	—	2,848,981
Media	36,590,175	17,103,086	—	53,693,261
Metals & Mining	4,186,860	32,477,038	—	36,663,898
Multi-Utilities	13,211,267	14,553,279	—	27,764,546
Multiline Retail	7,041,652	3,907,765	—	10,949,417
Oil, Gas & Consumable Fuels	75,813,861	58,176,430	—	133,990,291
Paper & Forest Products	—	2,722,340	—	2,722,340
Personal Products	1,294,747	23,874,720	—	25,169,467
Pharmaceuticals	68,082,763	104,604,460	—	172,687,223
Professional Services	3,811,172	13,292,983	—	17,104,155
Real Estate Management & Development	709,076	53,907,531	—	54,616,607
Road & Rail	10,685,998	15,325,046	—	26,011,044
Semiconductors & Semiconductor Equipment	43,526,209	8,690,792	—	52,217,001
Software	56,786,975	16,481,317	—	73,268,292
Specialty Retail	31,582,447	13,030,302	—	44,612,749
Technology Hardware, Storage & Peripherals	47,818,717	7,376,803	—	55,195,520
Textiles, Apparel & Luxury Goods	9,674,758	20,321,544	—	29,996,302
Tobacco	20,710,442	22,203,516	—	42,913,958
Trading Companies & Distributors	2,770,022	15,581,609	—	18,351,631
Transportation Infrastructure	—	7,766,736	—	7,766,736
Water Utilities	881,316	1,663,255	—	2,544,571
Wireless Telecommunication Services	—	23,934,624	—	23,934,624
Total Common Stocks	1,340,412,169	1,298,904,596	0	2,639,316,765
Total U.S. Treasury & Government Agencies*	—	1,339,337,639	—	1,339,337,639
Mutual Funds
Investment Company Securities	270,297,815	380,734	—	270,678,549
Total Foreign Government*	—	243,419,846	—	243,419,846
Total Preferred Stocks*	—	6,670,109	—	6,670,109
Total Purchased Options*	807,188	—	—	807,188

MIST-26

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Repurchase Agreement	$—	$552,962,084	$—	$552,962,084
U.S. Treasury	—	49,976,625	—	49,976,625
Total Short-Term Investments	—	602,938,709	—	602,938,709
Securities Lending Reinvestments
Certificates of Deposit	—	949,998	—	949,998
Commercial Paper	—	199,998	—	199,998
Repurchase Agreements	—	64,801,963	—	64,801,963
Time Deposits	—	8,400,000	—	8,400,000
Total Securities Lending Reinvestments	—	74,351,959	—	74,351,959
Total Investments	$1,611,517,172	$3,566,003,592	$0	$5,177,520,764

Collateral for Securities Loaned (Liability)	$—	$(73,852,058)	$—	$(73,852,058)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,780,574	$—	$1,780,574
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,313,596)	—	(4,313,596)
Total Forward Contracts	$—	$(2,533,022)	$—	$(2,533,022)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,916,531	$—	$—	$6,916,531
Futures Contracts (Unrealized Depreciation)	(2,530,902)	—	—	(2,530,902)
Total Futures Contracts	$4,385,629	$—	$—	$4,385,629
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,354,789	$—	$2,354,789
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(60,158)	—	(60,158)
Total Centrally Cleared Swap Contracts	$—	$2,294,631	$—	$2,294,631
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$5,267,600	$—	$5,267,600
OTC Swap Contracts at Value (Liabilities)	—	(1,232,297)	—	(1,232,297)
Total OTC Swap Contracts	$—	$4,035,303	$—	$4,035,303

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $1,239,938 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $276,940 were due to the discontinuation of a systematic fair valuation model factor.

As of September 30, 2016, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2015 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at September 30, 2016 have not been presented.

MIST-27

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—58.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.1%
General Dynamics Corp.	1,189	$184,485
Spirit AeroSystems Holdings, Inc. - Class A (a)	485	21,602

		206,087

Air Freight & Logistics—0.7%
Atlas Air Worldwide Holdings, Inc. (a)	901	38,581
bpost S.A.	2,354	63,689
Deutsche Post AG	18,275	571,127
FedEx Corp.	2,748	480,021
Park-Ohio Holdings Corp.	396	14,434

		1,167,852

Airlines—1.0%
Air New Zealand, Ltd.	13,037	17,693
Alaska Air Group, Inc.	4,907	323,175
ANA Holdings, Inc.	115,000	312,600
International Consolidated Airlines Group S.A.	41,977	217,349
JetBlue Airways Corp. (a)	16,534	285,046
SkyWest, Inc.	14,567	384,714

		1,540,577

Auto Components—0.5%
Bridgestone Corp.	300	11,065
Cie Automotive S.A.	6,789	133,615
Exedy Corp.	600	15,267
FCC Co., Ltd.	5,700	122,471
Keihin Corp.	1,800	28,569
Kongsberg Automotive ASA (a)	29,173	23,900
Lear Corp.	3,180	385,480
Modine Manufacturing Co. (a)	1,070	12,690
NOK Corp.	1,400	30,670
Standard Motor Products, Inc.	513	24,501
Takata Corp. (a)	1,500	5,304
Toyoda Gosei Co., Ltd.	800	18,618
Toyota Boshoku Corp.	1,600	35,910
Unipres Corp.	1,000	17,656

		865,716

Automobiles—2.0%
Daimler AG	8,777	618,289
Ford Motor Co.	47,363	571,671
Fuji Heavy Industries, Ltd.	500	18,777
General Motors Co.	19,255	611,731
Nissan Motor Co., Ltd.	48,200	472,003
Peugeot S.A. (a)	1,006	15,358
Toyota Motor Corp.	16,000	927,900

		3,235,729

Banks—5.2%
Banc of California, Inc.	5,966	104,166
BancFirst Corp.	293	21,245
Banco Santander S.A.	35,060	155,035
Bank of Queensland, Ltd.	3,127	27,253
BB&T Corp.	757	28,554
Berkshire Hills Bancorp, Inc.	4,973	137,802

Banks—(Continued)
BNC Bancorp	846	20,575
Brookline Bancorp, Inc.	13,395	163,285
Cardinal Financial Corp.	4,358	113,700
Cathay General Bancorp	4,731	145,620
Customers Bancorp, Inc. (a)	7,192	180,951
Dah Sing Financial Holdings, Ltd.	2,000	13,174
DBS Group Holdings, Ltd.	21,400	242,935
DNB ASA	27,450	360,632
First Merchants Corp.	1,222	32,688
Great Southern Bancorp, Inc.	1,483	60,358
Heartland Bank, Ltd.	13,369	14,706
HSBC Holdings plc	40,559	304,519
Huntington Bancshares, Inc.	1,222	12,049
Iberiabank Corp.	360	24,163
Independent Bank Corp./Rockland Trust	4,962	268,395
Intesa Sanpaolo S.p.A.	158,558	352,002
Mitsubishi UFJ Financial Group, Inc.	115,700	583,432
Mizuho Financial Group, Inc.	292,700	489,041
Oversea-Chinese Banking Corp., Ltd.	38,900	248,346
Pinnacle Financial Partners, Inc.	323	17,468
PNC Financial Services Group, Inc. (The)	1,133	102,072
Renasant Corp.	7,619	256,227
Royal Bank of Canada	9,177	568,408
Royal Bank of Canada	5,504	341,028
Simmons First National Corp. - Class A	651	32,485
Southside Bancshares, Inc.	1,041	33,499
Sparebank 1 Nord Norge	2,534	13,122
Sumitomo Mitsui Financial Group, Inc.	15,700	529,136
Sydbank A/S	2,655	80,931
Toronto-Dominion Bank (The)	12,567	557,873
Toronto-Dominion Bank (The)	7,470	331,668
UniCredit S.p.A.	1,976	4,605
United Overseas Bank, Ltd.	17,100	237,523
Wells Fargo & Co.	24,334	1,077,510

		8,288,181

Beverages—0.5%
Dr Pepper Snapple Group, Inc.	4,489	409,891
Heineken Holding NV	5,280	423,295

		833,186

Biotechnology—1.0%
AMAG Pharmaceuticals, Inc. (a) (b)	1,877	46,005
Amgen, Inc.	3,431	572,325
Gilead Sciences, Inc.	9,545	755,200
PDL BioPharma, Inc.	72,853	244,058
Poxel S.A. (a)	2,481	19,428
Shire plc	167	10,794

		1,647,810

Building Products—0.1%
Insteel Industries, Inc.	1,352	48,996
Patrick Industries, Inc. (a)	591	36,595

		85,591

MIST-28

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—1.4%
3i Group plc	51,213	$431,076
Arlington Asset Investment Corp. - Class A (b)	1,498	22,155
Bank of New York Mellon Corp. (The)	8,526	340,017
CME Group, Inc.	1,068	111,627
Cowen Group, Inc. - Class A (a)	28,403	103,103
International FCStone, Inc. (a)	3,890	151,126
Investec plc	3,160	19,323
Morgan Stanley	16,000	512,960
Piper Jaffray Cos. (a)	1,746	84,332
Thomson Reuters Corp.	11,497	475,409

		2,251,128

Chemicals—1.0%
A. Schulman, Inc.	747	21,753
Borregaard ASA	12,825	115,409
Denka Co., Ltd.	60,000	259,609
Kuraray Co., Ltd.	24,100	357,717
LyondellBasell Industries NV - Class A	6,166	497,349
Yara International ASA	8,807	293,241

		1,545,078

Commercial Services & Supplies—0.7%
Dai Nippon Printing Co., Ltd.	24,000	235,193
Deluxe Corp.	456	30,470
Downer EDI, Ltd.	3,926	16,365
Ennis, Inc.	3,559	59,969
Johnson Service Group plc	25,374	35,843
Multi-Color Corp.	303	19,998
Pitney Bowes, Inc.	14,706	267,061
Toppan Printing Co., Ltd.	36,000	324,819
Transcontinental, Inc. - Class A (b)	1,015	13,632
VSE Corp.	750	25,493

		1,028,843

Communications Equipment—0.8%
Brocade Communications Systems, Inc.	24,513	226,255
Cisco Systems, Inc.	34,480	1,093,706

		1,319,961

Construction & Engineering—0.6%
ACS Actividades de Construccion y Servicios S.A.	3,259	98,495
Boskalis Westminster	7,299	259,759
Galliford Try plc	7,341	126,138
Peab AB	19,681	169,624
PER Aarsleff Holding A/S	1,130	27,210
Tutor Perini Corp. (a)	1,032	22,157
Veidekke ASA	2,311	35,570
Vinci S.A.	3,596	274,970

		1,013,923

Consumer Finance—0.3%
Capital One Financial Corp.	4,084	293,354
Nelnet, Inc. - Class A	4,379	176,780
OneMain Holdings, Inc. (a)	366	11,328

		481,462

Containers & Packaging—0.3%
Ball Corp.	1,744	142,921
Smurfit Kappa Group plc	12,921	288,844

		431,765

Diversified Consumer Services—0.0%
EnerCare, Inc.	1,110	15,965

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (a)	473	68,334
Groupe Bruxelles Lambert S.A.	3,089	273,855
Voya Financial, Inc.	10,578	304,858

		647,047

Diversified Telecommunication Services—3.3%
AT&T, Inc.	33,663	1,367,054
BCE, Inc.	6,669	307,996
BT Group plc	88,960	448,543
CenturyLink, Inc.	16,714	458,465
Consolidated Communications Holdings, Inc.	6,883	173,727
Frontier Communications Corp. (b)	5,430	22,589
IDT Corp. - Class B	1,360	23,446
Iridium Communications, Inc. (a) (b)	1,969	15,969
Nippon Telegraph & Telephone Corp.	14,100	643,952
Orange S.A.	29,834	466,850
PCCW, Ltd.	53,000	32,578
Telefonica S.A.	5,907	59,774
Verizon Communications, Inc.	23,814	1,237,852

		5,258,795

Electric Utilities—2.3%
American Electric Power Co., Inc.	6,049	388,406
Duke Energy Corp.	8,299	664,252
Entergy Corp.	4,913	376,974
Exelon Corp.	15,496	515,862
Iberdrola S.A.	73,599	499,985
NextEra Energy, Inc.	5,561	680,222
Portland General Electric Co.	815	34,711
Southern Co. (The)	11,340	581,742

		3,742,154

Electrical Equipment—0.0%
Fujikura, Ltd.	3,000	16,328

Electronic Equipment, Instruments & Components—1.1%
Arrow Electronics, Inc. (a)	5,663	362,262
Austria Technologie & Systemtechnik AG (b)	1,734	21,272
CDW Corp.	5,640	257,917
Citizen Holdings Co., Ltd.	14,200	74,284
Corning, Inc.	1,427	33,749
E2V Technologies plc	4,528	14,071
ePlus, Inc. (a)	1,268	119,712
Flextronics International, Ltd. (a)	1,071	14,587
Hitachi, Ltd.	88,000	411,587
Jabil Circuit, Inc.	737	16,081
Sanmina Corp. (a)	569	16,199

MIST-29

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
SYNNEX Corp.	3,043	$347,237
Taiyo Yuden Co., Ltd.	1,700	16,791

		1,705,749

Energy Equipment & Services—0.1%
Helix Energy Solutions Group, Inc. (a)	3,261	26,512
Ocean Rig UDW, Inc. (a)	38,467	32,312
Seadrill, Ltd. (a) (b)	14,000	34,094

		92,918

Equity Real Estate Investment Trusts—0.2%
Fortune Real Estate Investment Trust	124,000	155,976
Omega Healthcare Investors, Inc.	5,869	208,056

		364,032

Food & Staples Retailing—1.1%
CVS Health Corp.	8,560	761,755
George Weston, Ltd.	157	13,097
Ingles Markets, Inc. - Class A	5,869	232,060
Koninklijke Ahold Delhaize NV	16,758	381,735
Kroger Co. (The)	12,768	378,954
Qol Co., Ltd.	2,100	30,291
Rallye S.A.	1,522	24,962

		1,822,854

Food Products—1.5%
Archer-Daniels-Midland Co.	12,404	523,077
Aryzta AG (a)	255	11,077
Bunge, Ltd.	3,926	232,537
Cal-Maine Foods, Inc. (b)	5,868	226,153
John B Sanfilippo & Son, Inc.	3,114	159,842
Leroy Seafood Group ASA	1,777	89,960
Omega Protein Corp. (a)	8,396	196,214
Pilgrim’s Pride Corp.	606	12,799
Sanderson Farms, Inc. (b)	3,246	312,687
Select Harvests, Ltd.	8,344	36,414
Tassal Group, Ltd.	6,685	20,690
Tyson Foods, Inc. - Class A	7,736	577,647

		2,399,097

Gas Utilities—0.5%
Atmos Energy Corp.	5,336	397,372
UGI Corp.	10,205	461,674

		859,046

Health Care Equipment & Supplies—0.1%
Hogy Medical Co., Ltd.	300	21,004
Inogen, Inc. (a)	903	54,090

		75,094

Health Care Providers & Services—2.6%
Aetna, Inc.	4,909	566,744
Amsurg Corp. (a)	2,311	154,953
Anthem, Inc.	3,955	495,601

Health Care Providers & Services—(Continued)
Cardinal Health, Inc.	6,181	480,264
Centene Corp. (a)	218	14,597
Cigna Corp.	3,768	491,046
HCA Holdings, Inc. (a)	5,737	433,889
Kindred Healthcare, Inc.	691	7,062
LifePoint Health, Inc. (a) (b)	272	16,111
Providence Service Corp. (The) (a)	618	30,053
Quest Diagnostics, Inc.	5,096	431,274
Triple-S Management Corp. - Class B (a)	6,361	139,497
UnitedHealth Group, Inc.	6,855	959,700

		4,220,791

Health Care Technology—0.0%
AGFA-Gevaert NV (a)	9,150	28,775

Hotels, Restaurants & Leisure—0.5%
Carnival plc	6,137	299,557
Greene King plc	11,774	118,283
Isle of Capri Casinos, Inc. (a)	4,083	90,969
Marriott Vacations Worldwide Corp.	254	18,623
Royal Caribbean Cruises, Ltd.	244	18,288
Star Entertainment Group, Ltd. (The)	69,412	321,013

		866,733

Household Durables—0.9%
Barratt Developments plc	38,663	248,251
Bassett Furniture Industries, Inc.	2,458	57,149
Bellway plc	4,904	150,850
Berkeley Group Holdings plc	5,565	186,390
Hooker Furniture Corp.	1,113	27,257
Libbey, Inc.	761	13,584
Persimmon plc	11,732	276,521
Pioneer Corp. (a)	26,200	56,988
Tamron Co., Ltd.	1,500	24,302
Taylor Wimpey plc	116,417	233,039
ZAGG, Inc. (a)	16,171	130,985

		1,405,316

Household Products—0.1%
Central Garden and Pet Co. - Class A (a)	6,980	173,104

Independent Power and Renewable Electricity Producers—0.1%
ERG S.p.A.	7,798	89,452

Industrial Conglomerates—0.7%
3M Co.	2,705	476,702
CK Hutchison Holdings, Ltd.	41,500	529,490
General Electric Co.	5,087	150,677

		1,156,869

Insurance—4.7%
Ageas	7,793	284,207
Allstate Corp. (The)	7,397	511,724
American Financial Group, Inc.	4,882	366,150
American International Group, Inc.	6,925	410,929

MIST-30

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
AMERISAFE, Inc.	2,561	$150,536
Aviva plc	2,268	12,978
Axis Capital Holdings, Ltd.	4,694	255,025
Chubb, Ltd.	4,650	584,272
Direct Line Insurance Group plc	57,115	270,060
Employers Holdings, Inc.	5,201	155,146
Endurance Specialty Holdings, Ltd.	4,456	291,645
Everest Re Group, Ltd.	1,939	368,352
Federated National Holding Co.	1,567	29,287
Hartford Financial Services Group, Inc. (The)	10,117	433,210
Heritage Insurance Holdings, Inc.	5,029	72,468
Muenchener Rueckversicherungs-Gesellschaft AG (b)	2,290	427,084
Navigators Group, Inc. (The)	299	28,979
Reinsurance Group of America, Inc.	3,504	378,222
SCOR SE	9,819	305,205
Selective Insurance Group, Inc.	746	29,735
Sompo Japan Nipponkoa Holdings, Inc.	11,000	325,490
Swiss Re AG	5,227	471,587
Travelers Cos., Inc. (The)	4,760	545,258
Universal Insurance Holdings, Inc.	11,384	286,877
Zurich Insurance Group AG (a)	2,020	519,815

		7,514,241

Internet & Direct Marketing Retail—0.0%
Amazon.com, Inc. (a)	53	44,377

Internet Software & Services—0.7%
Alphabet, Inc. - Class A (a)	687	552,389
DHI Group, Inc. (a)	3,408	26,889
Facebook, Inc. - Class A (a)	2,735	350,819
j2 Global, Inc.	3,671	244,525

		1,174,622

IT Services—1.6%
Atea ASA (a)	2,196	22,300
Bechtle AG	1,935	223,910
Cap Gemini S.A.	4,476	438,351
Cardtronics plc - Class A (a)	3,092	137,903
CGI Group, Inc. - Class A (a)	315	15,004
Convergys Corp.	11,875	361,238
Euronet Worldwide, Inc. (a)	1,656	135,510
Itochu Techno-Solutions Corp.	800	20,572
Net 1 UEPS Technologies, Inc. (a)	8,400	71,904
NeuStar, Inc. - Class A (a) (b)	6,481	172,330
NS Solutions Corp.	6,300	110,375
NTT Data Corp.	2,500	124,951
Science Applications International Corp.	570	39,541
Sykes Enterprises, Inc. (a)	6,653	187,149
Western Union Co. (The)	20,438	425,519

		2,486,557

Machinery—1.2%
American Railcar Industries, Inc. (b)	2,294	95,132
CKD Corp.	13,700	165,588

Machinery—(Continued)
Duerr AG	2,053	172,355
FreightCar America, Inc.	859	12,353
Glory, Ltd.	500	16,555
Greenbrier Cos., Inc. (The) (b)	3,731	131,704
Illinois Tool Works, Inc.	287	34,394
Kadant, Inc.	486	25,326
Krones AG	2,526	245,764
Lydall, Inc. (a)	424	21,679
Mitsui Engineering & Shipbuilding Co., Ltd.	9,000	12,678
PACCAR, Inc.	9,115	535,780
Standex International Corp.	244	22,660
Trinity Industries, Inc.	13,024	314,920
Valmet Oyj	991	14,905
Wacker Neuson SE	759	11,059

		1,832,852

Marine—0.1%
DFDS A/S	1,156	58,669
Kawasaki Kisen Kaisha, Ltd. (b)	5,000	12,869
Matson, Inc.	3,506	139,819
Orient Overseas International, Ltd.	3,500	12,415

		223,772

Media—1.7%
AMC Entertainment Holdings, Inc. - Class A	811	25,214
APN News & Media, Ltd. (a)	2,682	7,032
Comcast Corp. - Class A	16,520	1,095,937
Eros International plc (a) (b)	5,705	87,401
Gray Television, Inc. (a)	16,853	174,597
Lagardere SCA	1,331	33,888
Nippon Television Holdings, Inc.	2,000	33,851
NZME, Ltd. (a)	2,682	1,395
TEGNA, Inc.	11,996	262,232
TV Tokyo Holdings Corp.	600	13,171
Walt Disney Co. (The)	10,402	965,930

		2,700,648

Metals & Mining—1.0%
Aichi Steel Corp.	700	35,446
Alcoa, Inc.	37,367	378,901
APERAM S.A.	625	28,200
Bekaert S.A.	556	25,354
Boliden AB	19,283	452,807
Compass Minerals International, Inc.	163	12,013
Evolution Mining, Ltd.	21,302	39,742
JFE Holdings, Inc.	800	11,665
Kaiser Aluminum Corp.	2,868	248,053
Norsk Hydro ASA	42,214	182,118
Northern Star Resources, Ltd.	20,356	70,900
Sumitomo Metal Mining Co., Ltd.	2,000	27,650

		1,512,849

Mortgage Real Estate Investment Trusts—1.1%
AG Mortgage Investment Trust, Inc.	4,512	71,064
Anworth Mortgage Asset Corp.	19,720	97,022

MIST-31

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—(Continued)
Apollo Commercial Real Estate Finance, Inc.	14,567	$238,462
Ares Commercial Real Estate Corp.	5,893	74,252
Chimera Investment Corp.	20,478	326,624
Colony Capital, Inc. - Class A	9,276	169,102
Ladder Capital Corp.	1,129	14,948
Mortgage Investment Corp.	15,161	260,618
New Residential Investment Corp.	21,420	295,810
New York Mortgage Trust, Inc. (b)	27,016	162,636
Western Asset Mortgage Capital Corp.	5,903	61,509

		1,772,047

Multi-Utilities—0.6%
Dominion Resources, Inc.	1,380	102,493
National Grid plc	42,715	603,696
SCANA Corp.	4,109	297,368

		1,003,557

Multiline Retail—0.8%
Canadian Tire Corp., Ltd. - Class A	3,450	345,487
Kohl’s Corp.	5,719	250,206
Macy’s, Inc.	3,045	112,817
Target Corp.	8,116	557,407

		1,265,917

Oil, Gas & Consumable Fuels—2.1%
Alon USA Energy, Inc.	8,235	66,374
Avance Gas Holding, Ltd. (144A)	5,918	14,250
BW LPG, Ltd. (144A)	18,789	53,772
Caltex Australia, Ltd.	9,205	242,989
DHT Holdings, Inc.	1,804	7,559
Euronav NV	3,621	27,653
Exxon Mobil Corp.	5,442	474,978
Green Plains, Inc.	9,080	237,896
HollyFrontier Corp.	7,561	185,244
Marathon Petroleum Corp.	9,412	382,033
Navigator Holdings, Ltd. (a)	4,425	31,816
PBF Energy, Inc. - Class A	1,127	25,515
Phillips 66	6,983	562,481
REX American Resources Corp. (a)	540	45,770
Royal Dutch Shell plc - A Shares	3,540	88,566
Ship Finance International, Ltd. (b)	10,833	159,570
Tanker Investments, Ltd. (a)	3,348	19,598
Teekay Tankers, Ltd. - Class A	2,550	6,452
Tesoro Corp.	3,538	281,483
Valero Energy Corp.	7,355	389,815

		3,303,814

Paper & Forest Products—0.4%
Canfor Pulp Products, Inc.	988	7,727
Holmen AB - B Shares	7,840	279,117
UPM-Kymmene Oyj	18,930	399,751
Western Forest Products, Inc.	6,956	11,452

		698,047

Personal Products—0.0%
Revlon, Inc. - Class A (a)	745	27,401
USANA Health Sciences, Inc. (a)	127	17,571

		44,972

Pharmaceuticals—2.5%
Allergan plc (a)	2,076	478,123
Eli Lilly & Co.	9,154	734,700
Johnson & Johnson	13,763	1,625,823
Mallinckrodt plc (a)	2,214	154,493
Merck & Co., Inc.	421	26,275
Merck KGaA	197	21,229
Mylan NV (a)	5,987	228,224
Otsuka Holdings Co., Ltd.	4,100	187,015
Teva Pharmaceutical Industries, Ltd.	9,572	444,561
Towa Pharmaceutical Co., Ltd.	1,700	68,998

		3,969,441

Professional Services—0.2%
Barrett Business Services, Inc.	2,884	143,075
CBIZ, Inc. (a)	7,003	78,364
ICF International, Inc. (a)	331	14,670
Korn/Ferry International	431	9,051
TrueBlue, Inc. (a)	577	13,075

		258,235

Real Estate Management & Development—0.0%
WCM Beteiligungs & Grundbesitz-AG (a)	15,971	53,253

Road & Rail—0.7%
AMERCO	883	286,295
ArcBest Corp.	690	13,124
East Japan Railway Co.	5,200	468,819
National Express Group plc	4,771	21,291
Senko Co., Ltd.	3,000	20,894
Sixt SE	315	17,744
West Japan Railway Co.	5,700	352,855

		1,181,022

Semiconductors & Semiconductor Equipment—2.4%
Applied Materials, Inc.	11,709	353,026
BE Semiconductor Industries NV	2,266	77,383
Dialog Semiconductor plc (a)	2,181	84,097
First Solar, Inc. (a) (b)	2,617	103,345
Infineon Technologies AG	28,066	500,788
Intel Corp.	29,300	1,106,075
Lam Research Corp.	518	49,060
Micron Technology, Inc. (a)	18,240	324,307
NVIDIA Corp.	13,892	951,880
Photronics, Inc. (a)	19,305	199,035
Tower Semiconductor, Ltd. (a) (b)	9,628	146,153

		3,895,149

Software—0.7%
Ebix, Inc. (b)	2,248	127,799
Microsoft Corp.	11,544	664,935

MIST-32

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
UBISOFT Entertainment S.A. (a)	5,655	$213,445
VirnetX Holding Corp. (a) (b)	9,283	28,406
Zedge, Inc. - Class B (a)	453	1,549

		1,036,134

Specialty Retail—0.5%
Best Buy Co., Inc.	333	12,714
Bilia AB - A Shares	5,768	142,099
Foot Locker, Inc.	5,486	371,512
GameStop Corp. - Class A	8,398	231,701
Lookers plc	6,749	10,016
Penske Automotive Group, Inc.	648	31,220

		799,262

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	20,921	2,365,119
Brother Industries, Ltd.	1,100	19,375
FUJIFILM Holdings Corp.	10,200	377,497
HP, Inc.	16,668	258,854

		3,020,845

Textiles, Apparel & Luxury Goods—0.0%
Iconix Brand Group, Inc. (a) (b)	4,358	35,387

Thrifts & Mortgage Finance—0.1%
Provident Financial Services, Inc.	5,534	117,487
Territorial Bancorp, Inc.	823	23,587

		141,074

Tobacco—0.9%
Imperial Brands plc	11,332	584,115
Japan Tobacco, Inc.	5,900	241,045
Reynolds American, Inc.	11,691	551,230

		1,376,390

Trading Companies & Distributors—0.6%
AerCap Holdings NV (a)	3,307	127,286
Air Lease Corp.	9,966	284,828
Aircastle, Ltd.	8,827	175,304
GATX Corp.	4,581	204,084
H&E Equipment Services, Inc.	755	12,654
Rush Enterprises, Inc. - Class A (a)	5,775	141,372

		945,528

Transportation Infrastructure—0.1%
Flughafen Zuerich AG	730	142,502

Wireless Telecommunication Services—0.4%
Vodafone Group plc	224,528	643,806

Total Common Stocks (Cost $93,389,913)		93,959,308

U.S. Treasury & Government Agencies—21.7%
Security Description	Shares/ Principal Amount*	Value

Federal Agencies—0.9%
Federal Home Loan Mortgage Corp. 1.000%, 06/29/17	741,000	743,087
Federal National Mortgage Association 1.375%, 11/15/16	660,000	660,755

		1,403,842

U.S. Treasury—20.8%
U.S. Treasury Bonds 3.000%, 11/15/44	494,000	563,256
3.125%, 02/15/43 (c)	989,000	1,152,301
4.375%, 05/15/41 (d)	1,016,000	1,427,083
4.500%, 05/15/38 (d)	1,112,000	1,578,562
5.375%, 02/15/31	444,000	647,772
6.875%, 08/15/25	356,000	514,698
7.625%, 11/15/22	1,335,000	1,831,975
7.875%, 02/15/21	1,236,000	1,592,654
U.S. Treasury Notes 0.625%, 11/30/17	989,000	988,228
0.750%, 02/28/18	1,607,000	1,607,501
0.875%, 07/31/19	1,483,000	1,483,347
1.000%, 03/31/17	1,483,000	1,486,711
1.000%, 06/30/19	1,483,000	1,488,677
1.125%, 03/31/20	989,000	993,752
1.500%, 02/28/19	1,483,000	1,506,172
1.875%, 10/31/17	1,483,000	1,501,711
2.000%, 05/31/21	1,236,000	1,283,026
2.000%, 11/15/21	1,359,000	1,411,979
2.000%, 02/15/23 (c)	1,730,000	1,797,172
2.125%, 08/31/20	1,187,000	1,234,990
2.250%, 07/31/18 (d)	1,325,000	1,360,506
2.375%, 08/15/24	790,000	841,721
2.750%, 05/31/17	1,236,000	1,253,575
3.000%, 02/28/17	1,236,000	1,249,315
3.125%, 05/15/19	1,483,000	1,570,184
4.625%, 11/15/16	889,000	893,602

		33,260,470

Total U.S. Treasury & Government Agencies (Cost $33,790,290)		34,664,312

Mutual Funds—4.7%

Investment Company Securities—4.7%
iShares iBoxx $ High Yield Corporate Bond ETF (b)	50,000	4,363,000
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	14,000	1,640,940
Vanguard Emerging Markets Government Bond ETF (b)	19,500	1,591,200

Total Mutual Funds (Cost $7,138,077)		7,595,140

MIST-33

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Preferred Stock—0.3%

Security Description	Shares/ Principal Amount*	Value

Automobiles—0.3%
Volkswagen AG (Cost $653,205)	3,287	$431,823

Short-Term Investment—13.2%

Repurchase Agreement—13.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $21,203,955 on 10/03/16, collateralized by $21,310,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $21,629,650.	21,203,902	21,203,902

Total Short-Term Investments (Cost $21,203,902)		21,203,902

Securities Lending Reinvestments (e)—3.0%

Certificates of Deposit—0.5%
Abbey National Treasury Services 0.440%, 10/03/16	100,000	100,000
Bank of Nova Scotia 0.750%, 10/19/16	150,000	150,016
KBC Bank NV Zero Coupon, 12/27/16	100,000	99,861
National Bank of Canada 0.420%, 10/06/16	200,000	200,000
Norinchukin Bank 0.480%, 10/24/16	100,000	100,000
Standard Chartered Bank New York 0.910%, 12/16/16	200,000	200,015

		849,892

Commercial Paper—0.5%
Albion Capital Corp. 0.720%, 10/25/16	150,000	149,952
BNP Paribas 0.510%, 10/21/16	100,000	99,975
Charta LLC 0.880%, 12/22/16	100,000	99,809
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	100,000	99,946
Kells Funding LLC 1.040%, 01/19/17	200,000	199,406
LMA S.A. & LMA Americas 0.580%, 10/14/16	50,000	49,993
Ridgefield Funding Co. LLC 0.650%, 10/26/16	100,000	99,949

		799,030

Repurchase Agreements—1.9%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $800,062 on 10/03/16, collateralized by $756,012 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $816,000.	800,000	800,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $800,056 on 10/03/16, collateralized by $785,379 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $816,001.	800,000	800,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $438,849 on 10/03/16, collateralized by $362,556 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $447,609.	438,832	438,832
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $400,029 on 10/04/16, collateralized by $384,710 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $408,000.	400,000	400,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $600,023 on 10/03/16, collateralized by $561,708 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $612,012.	600,000	600,000

		3,038,832

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	4,414	4,414
Den Norske Bank, Oslo 0.400%, 10/03/16	100,000	100,000
Royal Bank of Canada 0.280%, 10/03/16	100,000	100,000

		204,414

Total Securities Lending Reinvestments (Cost $4,892,014)		4,892,168

Total Investments—101.6% (Cost $161,067,401) (f)		162,746,653
Other assets and liabilities (net)—(1.6)%		(2,591,301)

Net Assets—100.0%		$160,155,352

MIST-34

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $4,783,411 and the collateral received consisted of cash in the amount of $4,892,009. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $1,983,363.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2016, the market value of securities pledged was $3,556,008.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(f)	As of September 30, 2016, the aggregate cost of investments was $161,067,401. The aggregate unrealized appreciation and depreciation of investments were $8,666,799 and $(6,987,547), respectively, resulting in net unrealized appreciation of $1,679,252.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	12/16/16	30	GBP	2,012,928	$57,447
MSCI EAFE Mini Index Futures	12/16/16	30	USD	2,533,149	26,901
MSCI Emerging Markets Mini Index Futures	12/16/16	130	USD	6,028,162	(96,912)
Russell 2000 Mini Index Futures	12/16/16	25	USD	3,025,583	95,168
S&P 500 E-Mini Index Futures	12/16/16	64	USD	6,771,355	141,925
U.S. Treasury Long Bond Futures	12/20/16	49	USD	8,368,892	(129,236)
U.S. Treasury Note 10 Year Futures	12/20/16	40	USD	5,250,395	(5,395)
U.S. Treasury Note 5 Year Futures	12/30/16	55	USD	6,682,608	752

Futures Contracts—Short
Euro Stoxx 50 Index Futures	12/16/16	(100)	EUR	(3,006,855)	14,441
TOPIX Index Futures	12/08/16	(22)	JPY	(296,133,090)	50,028
U.S. Treasury Note 2 Year Futures	12/30/16	(52)	USD	(11,359,461)	(915)

Net Unrealized Appreciation					$154,204

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.437%	07/29/26	USD	6,000,000	$(8,390)
Pay	3M LIBOR	1.610%	05/18/26	USD	45,000,000	720,765

Net Unrealized Appreciation						$712,375

(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-35

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$206,087	$—	$—	$206,087
Air Freight & Logistics	533,036	634,816	—	1,167,852
Airlines	992,935	547,642	—	1,540,577
Auto Components	422,671	443,045	—	865,716
Automobiles	1,183,402	2,052,327	—	3,235,729
Banks	4,631,789	3,656,392	—	8,288,181
Beverages	409,891	423,295	—	833,186
Biotechnology	1,617,588	30,222	—	1,647,810
Building Products	85,591	—	—	85,591
Capital Markets	1,800,729	450,399	—	2,251,128
Chemicals	519,102	1,025,976	—	1,545,078
Commercial Services & Supplies	416,623	612,220	—	1,028,843
Communications Equipment	1,319,961	—	—	1,319,961
Construction & Engineering	22,157	991,766	—	1,013,923
Consumer Finance	481,462	—	—	481,462
Containers & Packaging	142,921	288,844	—	431,765
Diversified Consumer Services	15,965	—	—	15,965
Diversified Financial Services	373,192	273,855	—	647,047
Diversified Telecommunication Services	3,607,098	1,651,697	—	5,258,795
Electric Utilities	3,242,169	499,985	—	3,742,154
Electrical Equipment	—	16,328	—	16,328
Electronic Equipment, Instruments & Components	1,167,744	538,005	—	1,705,749
Energy Equipment & Services	58,824	34,094	—	92,918
Equity Real Estate Investment Trusts	208,056	155,976	—	364,032
Food & Staples Retailing	1,385,866	436,988	—	1,822,854
Food Products	2,252,033	147,064	—	2,399,097
Gas Utilities	859,046	—	—	859,046
Health Care Equipment & Supplies	54,090	21,004	—	75,094
Health Care Providers & Services	4,220,791	—	—	4,220,791
Health Care Technology	—	28,775	—	28,775
Hotels, Restaurants & Leisure	127,880	738,853	—	866,733
Household Durables	228,975	1,176,341	—	1,405,316
Household Products	173,104	—	—	173,104
Independent Power and Renewable Electricity Producers	—	89,452	—	89,452
Industrial Conglomerates	627,379	529,490	—	1,156,869
Insurance	4,897,815	2,616,426	—	7,514,241
Internet & Direct Marketing Retail	44,377	—	—	44,377

MIST-36

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet Software & Services	$1,174,622	$—	$—	$1,174,622
IT Services	1,546,098	940,459	—	2,486,557
Machinery	1,193,948	638,904	—	1,832,852
Marine	139,819	83,953	—	223,772
Media	2,611,311	89,337	—	2,700,648
Metals & Mining	638,967	873,882	—	1,512,849
Mortgage Real Estate Investment Trusts	1,772,047	—	—	1,772,047
Multi-Utilities	399,861	603,696	—	1,003,557
Multiline Retail	1,265,917	—	—	1,265,917
Oil, Gas & Consumable Fuels	2,856,986	446,828	—	3,303,814
Paper & Forest Products	19,179	678,868	—	698,047
Personal Products	44,972	—	—	44,972
Pharmaceuticals	3,247,638	721,803	—	3,969,441
Professional Services	258,235	—	—	258,235
Real Estate Management & Development	—	53,253	—	53,253
Road & Rail	299,419	881,603	—	1,181,022
Semiconductors & Semiconductor Equipment	3,232,881	662,268	—	3,895,149
Software	822,689	213,445	—	1,036,134
Specialty Retail	647,147	152,115	—	799,262
Technology Hardware, Storage & Peripherals	2,623,973	396,872	—	3,020,845
Textiles, Apparel & Luxury Goods	35,387	—	—	35,387
Thrifts & Mortgage Finance	141,074	—	—	141,074
Tobacco	551,230	825,160	—	1,376,390
Trading Companies & Distributors	945,528	—	—	945,528
Transportation Infrastructure	—	142,502	—	142,502
Wireless Telecommunication Services	—	643,806	—	643,806
Total Common Stocks	64,799,277	29,160,031	—	93,959,308
Total U.S. Treasury & Government Agencies*	—	34,664,312	—	34,664,312
Total Mutual Funds*	7,595,140	—	—	7,595,140
Total Preferred Stock*	—	431,823	—	431,823
Total Short-Term Investment*	—	21,203,902	—	21,203,902
Securities Lending Reinvestments
Certificates of Deposit	—	849,892	—	849,892
Commercial Paper	—	799,030	—	799,030
Repurchase Agreements	—	3,038,832	—	3,038,832
Time Deposits	—	204,414	—	204,414
Total Securities Lending Reinvestments	—	4,892,168	—	4,892,168
Total Investments	$72,394,417	$90,352,236	$—	$162,746,653

Collateral for Securities Loaned (Liability)	$—	$(4,892,009)	$—	$(4,892,009)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$386,662	$—	$—	$386,662
Futures Contracts (Unrealized Depreciation)	(232,458)	—	—	(232,458)
Total Futures Contracts	$154,204	$—	$—	$154,204
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$720,765	$—	$720,765
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(8,390)	—	(8,390)
Total Centrally Cleared Swap Contracts	$—	$712,375	$—	$712,375

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-37

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	13,715,982	$378,149,619
American Funds American Mutual Fund (Class R-6)	10,178,247	375,577,306
American Funds Blue Chip Income and Growth Fund (Class 1)	28,668,415	377,563,025
American Funds Bond Fund (Class 1) (a)	53,428,269	601,602,307
American Funds Fundamental Investors Fund (Class R-6)	7,012,573	378,398,459
American Funds Global Bond Fund (Class 1) (a) (b)	11,628,017	140,117,599
American Funds Global Small Capitalization Fund (Class 1) (b)	6,750,768	141,226,058
American Funds Growth Fund (Class 1)	6,406,467	426,030,032
American Funds Growth-Income Fund (Class 1)	9,740,821	425,868,697
American Funds High-Income Bond Fund (Class 1) (a)	18,026,309	187,473,619
American Funds International Fund (Class 1)	15,804,769	280,534,658
American Funds International Growth and Income Fund (Class 1) (a)	23,871,902	366,911,139

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	4,548,536	93,699,841
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	40,084,579	501,057,238

Total Mutual Funds (Cost $4,360,883,473)		4,674,209,597

Total Investments—100.1% (Cost $4,360,883,473) (c)		4,674,209,597
Other assets and liabilities (net)—(0.1)%		(2,478,687)

Net Assets—100.0%		$4,671,730,910

(a)	Affiliated Issuer.
(b)	Non-income producing security.
(c)	As of September 30, 2016, the aggregate cost of investments was $4,360,883,473. The aggregate unrealized appreciation and depreciation of investments were $342,205,604 and $(28,879,480), respectively, resulting in net unrealized appreciation of $313,326,124.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,674,209,597	$—	$—	$4,674,209,597
Total Investments	$4,674,209,597	$—	$—	$4,674,209,597

MIST-38

Met Investors Series Trust

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	12,585,064	$346,970,202
American Funds American Mutual Fund (Class R-6)	7,787,466	287,357,485
American Funds Blue Chip Income and Growth Fund (Class 1)	21,929,468	288,811,091
American Funds Bond Fund (Class 1)	9,945,132	111,982,189
American Funds Fundamental Investors Fund (Class R-6)	5,902,618	318,505,282
American Funds Global Bond Fund (Class 1) (a)	4,732,396	57,025,375
American Funds Global Small Capitalization Fund (Class 1) (a)	6,899,769	144,343,173
American Funds Growth Fund (Class 1)	4,793,814	318,788,619
American Funds Growth-Income Fund (Class 1)	6,629,137	289,825,883
American Funds High-Income Bond Fund (Class 1)	8,290,460	86,220,782
American Funds International Fund (Class 1)	12,930,271	229,512,310
American Funds International Growth and Income Fund (Class 1) (b)	18,176,480	279,372,501

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	4,187,899	86,270,713
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	2,201,417	27,517,716

Total Mutual Funds (Cost $2,611,230,420)		2,872,503,321

Total Investments—100.1% (Cost $2,611,230,420) (c)		2,872,503,321
Other assets and liabilities (net)—(0.1)%		(1,597,921)

Net Assets—100.0%		$2,870,905,400

(a)	Non-income producing security.
(b)	Affiliated Issuer.
(c)	As of September 30, 2016, the aggregate cost of investments was $2,611,230,420. The aggregate unrealized appreciation and depreciation of investments were $286,396,104 and $(25,123,203), respectively, resulting in net unrealized appreciation of $261,272,901.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,872,503,321	$—	$—	$2,872,503,321
Total Investments	$2,872,503,321	$—	$—	$2,872,503,321

MIST-39

Met Investors Series Trust

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (Cost $987,326,411)	16,591,021	$1,103,302,869

Total Investments—100.1% (Cost $987,326,411) (a)		1,103,302,869
Other assets and liabilities (net)—(0.1)%		(662,238)

Net Assets—100.0%		$1,102,640,631

(a)	As of September 30, 2016, the aggregate cost of investments was $987,326,411. The aggregate and net unrealized appreciation of investments was $115,976,458.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,103,302,869	$—	$—	$1,103,302,869
Total Investments	$1,103,302,869	$—	$—	$1,103,302,869

MIST-40

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	5,403,855	$148,984,271
American Funds American Mutual Fund (Class R-6)	7,224,926	266,599,786
American Funds Blue Chip Income and Growth Fund (Class 1)	18,092,408	238,277,008
American Funds Bond Fund (Class 1) (a)	49,512,933	557,515,627
American Funds Fundamental Investors Fund (Class R-6)	2,761,466	149,008,724
American Funds Global Bond Fund (Class 1)	7,347,317	88,535,171
American Funds Global Small Capitalization Fund (Class 1) (b)	1,420,264	29,711,927
American Funds Growth Fund (Class 1)	2,238,589	148,866,139
American Funds Growth-Income Fund (Class 1)	5,454,361	238,464,673
American Funds High-Income Bond Fund (Class 1) (a)	14,232,721	148,020,296
American Funds International Fund (Class 1)	8,301,304	147,348,149
American Funds International Growth and Income Fund (Class 1) (a)	11,518,834	177,044,486

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	1,434,207	29,544,657
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	46,484,812	581,060,153

Total Mutual Funds (Cost $2,781,407,447)		2,948,981,067

Total Investments—100.1% (Cost $2,781,407,447) (c)		2,948,981,067
Other assets and liabilities (net)—(0.1)%		(1,642,315)

Net Assets—100.0%		$2,947,338,752

(a)	Affiliated Issuer.
(b)	Non-income producing security.
(c)	As of September 30, 2016, the aggregate cost of investments was $2,781,407,447. The aggregate unrealized appreciation and depreciation of investments were $185,438,927 and $(17,865,307), respectively, resulting in net unrealized appreciation of $167,573,620.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,948,981,067	$—	$—	$2,948,981,067
Total Investments	$2,948,981,067	$—	$—	$2,948,981,067

MIST-41

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—24.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—24.6%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/19 (a)	276,381,846	$281,086,971
0.125%, 04/15/20 (a)	302,114,427	308,008,075
0.125%, 07/15/24 (a)	103,685,142	105,198,841
0.250%, 01/15/25 (a)	136,458,201	138,987,044
0.375%, 07/15/25 (a)	145,932,554	150,710,386

Total U.S. Treasury & Government Agencies (Cost $949,537,468)		983,991,317

Foreign Government—18.0%

Sovereign—18.0%
Deutsche Bundesrepublik Inflation Linked Bonds 0.100%, 04/15/23 (EUR) (a)	36,302,526	44,692,690
0.100%, 04/15/26 (EUR) (a)	81,235,848	102,772,229
1.750%, 04/15/20 (EUR) (a)	65,766,228	82,053,398
France Government Bond OAT 0.100%, 07/25/21 (EUR) (a)	20,050,272	24,050,236
0.100%, 03/01/25 (EUR) (a)	47,087,600	57,978,163
0.250%, 07/25/24 (EUR) (a)	50,125,192	62,608,980
1.100%, 07/25/22 (EUR) (a)	23,837,660	30,626,825
2.250%, 07/25/20 (EUR) (a)	59,724,140	76,836,189
United Kingdom Gilt Inflation Linked 0.125%, 03/22/24 (GBP) (a)	84,965,082	130,649,688
0.125%, 03/22/26 (GBP) (a)	66,092,112	104,945,929

Total Foreign Government (Cost $705,210,760)		717,214,327

Short-Term Investments—53.1%

Mutual Funds—37.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.205% (b)	376,640,814	376,640,814
Dreyfus Treasury Cash Management Fund, Institutional Class, 0.234% (b)	354,534,311	354,534,311
State Street Institutional Liquid Reserve Fund, Class I, 0.399% (b) (c)	66,863,377	66,863,377
State Street Institutional Treasury Plus Money Market Fund, Class I, 0.198% (b) (c)	301,446,522	301,446,522
UBS Select Treasury Preferred Fund, Institutional Class, 0.233% (b)	392,699,221	392,699,221

		1,492,184,245

U.S. Treasury—15.7%
U.S. Treasury Bills 0.340%, 01/05/17 (d)	5,282,000	5,278,239
0.382%, 10/06/16 (d)	2,998,000	2,997,973
0.394%, 02/02/17 (d)	210,884,000	210,649,075
0.395%, 11/03/16 (d)	1,698,000	1,697,710
0.400%, 10/27/16 (d)	1,917,000	1,916,753
0.400%, 12/15/16 (d)	1,935,000	1,934,274
0.420%, 03/30/17 (d)	2,999,000	2,992,534
0.430%, 12/08/16 (d) (e)	1,236,000	1,235,587
0.430%, 01/19/17 (d) (e)	3,913,000	3,909,905
0.445%, 02/16/17 (d)	1,226,000	1,224,425
0.450%, 02/23/17 (d)	13,102,000	13,083,723
0.476%, 12/01/16 (d) (e)	61,774,000	61,755,653
0.478%, 11/25/16 (d) (e)	17,875,000	17,870,639
0.480%, 03/02/17 (d)	299,417,000	298,961,886
0.500%, 03/23/17 (d)	706,000	704,587

		626,212,963

Total Short-Term Investments (Cost $2,118,142,583)		2,118,397,208

Total Investments—95.7% (Cost $3,772,890,811) (f)		3,819,602,852
Other assets and liabilities (net)—4.3%		171,300,615

Net Assets—100.0%		$3,990,903,467

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of September 30, 2016.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2016, the market value of securities pledged was $96,673,377.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $14,119,552.
(f)	As of September 30, 2016, the aggregate cost of investments was $3,772,890,811. The aggregate unrealized appreciation and depreciation of investments were $53,556,397 and $(6,844,356), respectively, resulting in net unrealized appreciation of $46,712,041.
(EUR)—	Euro
(GBP)—	British Pound

MIST-42

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	36,179	Citibank N.A.	12/21/16	$27,641	$(49)
CAD	43,324	Citibank N.A.	12/21/16	33,152	(110)
CAD	69,576	Citibank N.A.	12/21/16	53,927	(864)
CAD	71,532	Citibank N.A.	12/21/16	55,471	(917)
CAD	72,230	Citibank N.A.	12/21/16	55,474	(387)
CAD	130,341	Citibank N.A.	12/21/16	99,479	(73)
CAD	142,818	Citibank N.A.	12/21/16	110,944	(2,023)
CHF	67,595	Citibank N.A.	12/21/16	69,476	434
CHF	135,112	Citibank N.A.	12/21/16	137,982	1,757
CHF	150,067	Citibank N.A.	12/21/16	154,086	1,120
CHF	206,173	Citibank N.A.	12/21/16	212,639	593
CHF	402,206	Citibank N.A.	12/21/16	415,214	764
CHF	423,114	Citibank N.A.	12/21/16	439,143	(1,541)
CHF	576,733	Citibank N.A.	12/21/16	598,169	(1,688)
EUR	1,905,000	Citibank N.A.	12/21/16	2,135,448	12,265
GBP	4,660,000	Citibank N.A.	12/21/16	6,152,859	(103,043)
GBP	4,990,000	Citibank N.A.	12/21/16	6,534,879	(56,642)
HKD	387,000	Citibank N.A.	12/21/16	49,939	(6)
HKD	671,000	Citibank N.A.	12/21/16	86,590	(13)
HKD	671,000	Citibank N.A.	12/21/16	86,620	(43)
HKD	1,799,000	Citibank N.A.	12/21/16	232,209	(89)
HKD	5,638,000	Citibank N.A.	12/21/16	727,668	(212)
HKD	8,423,000	Citibank N.A.	12/21/16	1,087,286	(488)
HKD	11,536,000	Citibank N.A.	12/21/16	1,488,889	(429)
HKD	12,367,000	Citibank N.A.	12/21/16	1,596,150	(468)

Contracts to Deliver
CHF	6,000	Citibank N.A.	12/21/16	6,165	(41)
EUR	124,180,980	Citibank N.A.	12/21/16	140,310,488	307,776
EUR	95,682,947	Citibank N.A.	12/21/16	108,235,666	361,882
EUR	78,554,195	Citibank N.A.	12/21/16	88,056,566	(506,114)
EUR	51,060,227	Citibank N.A.	12/21/16	57,245,448	(320,294)
EUR	39,867,895	Citibank N.A.	12/21/16	45,105,171	157,761
EUR	38,748,706	Citibank N.A.	12/21/16	43,379,401	(306,226)
GBP	181,515,536	Citibank N.A.	12/21/16	238,478,306	2,826,888
GBP	5,890,000	Citibank N.A.	12/21/16	7,921,943	275,287
JPY	97,562,000	Citibank N.A.	12/21/16	955,700	(9,735)
JPY	5,928,936	Citibank N.A.	12/21/16	58,573	(97)
JPY	4,930,243	Citibank N.A.	12/21/16	48,655	(133)
JPY	4,765,706	Citibank N.A.	12/21/16	46,295	(865)
JPY	3,216,166	Citibank N.A.	12/21/16	31,157	(669)
JPY	3,192,362	Citibank N.A.	12/21/16	31,105	(485)
JPY	3,162,931	Citibank N.A.	12/21/16	31,112	(187)
JPY	3,156,940	Citibank N.A.	12/21/16	31,125	(114)
JPY	3,015,894	Citibank N.A.	12/21/16	29,570	(274)
JPY	1,601,190	Citibank N.A.	12/21/16	16,023	178
JPY	1,578,340	Citibank N.A.	12/21/16	15,589	(30)
JPY	1,561,292	Citibank N.A.	12/21/16	15,245	(205)

Net Unrealized Appreciation					$2,632,151

MIST-43

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures	10/21/16	19	USD	765,516	$25,411
Aluminum Futures	10/26/16	17	USD	682,366	25,684
Aluminum Futures	10/28/16	19	USD	770,330	21,191
Aluminum Futures	11/02/16	13	USD	533,953	7,903
Aluminum Futures	11/18/16	289	USD	12,276,815	(218,290)
Aluminum Futures	11/22/16	281	USD	11,675,064	55,914
Aluminum Futures	11/25/16	15	USD	615,598	10,862
Aluminum Futures	11/30/16	17	USD	695,207	15,257
Aluminum Futures	12/19/16	1,222	USD	49,826,014	1,329,961
Amsterdam Index Futures	10/21/16	84	EUR	7,479,551	130,004
Australian 10 Year Treasury Bond Futures	12/15/16	1,078	AUD	146,142,327	1,194,857
CAC 40 Index Futures	10/21/16	499	EUR	21,895,094	312,259
Canada Government Bond 10 Year Futures	12/19/16	1,221	CAD	178,962,365	325,436
Coffee “C” Futures	12/19/16	120	USD	6,454,223	365,528
Copper Futures	11/18/16	107	USD	12,909,812	90,688
Copper Futures	11/22/16	106	USD	12,567,991	312,785
Copper Futures	12/28/16	1,436	USD	77,763,198	1,593,752
Corn Futures	12/14/16	1,636	USD	27,244,258	301,893
Cotton No. 2 Futures	12/07/16	318	USD	10,411,988	412,732
DAX Index Futures	12/16/16	78	EUR	20,270,180	257,466
Euro Stoxx 50 Index Futures	12/16/16	2,048	EUR	60,677,352	718,684
Euro-Bund Futures	12/08/16	5,568	EUR	916,473,812	6,901,620
FTSE 100 Index Futures	12/16/16	1,083	GBP	72,144,145	2,751,181
FTSE JSE Top 40 Index Futures	12/15/16	580	ZAR	270,818,977	(323,729)
FTSE MIB Index Futures	12/16/16	53	EUR	4,417,849	(93,512)
H-Shares Index Futures	10/28/16	243	HKD	118,108,357	(189,309)
Hang Seng Index Futures	10/28/16	35	HKD	41,085,443	(37,091)
IBEX 35 Index Futures	10/21/16	79	EUR	6,954,785	(36,319)
Japanese Government 10 Year Bond Futures	12/13/16	286	JPY	43,385,478,422	1,812,155
KOSPI 200 Index Futures	12/08/16	269	KRW	35,167,213,552	(398,886)
Lead Futures	10/21/16	3	USD	138,921	19,852
Lead Futures	10/26/16	3	USD	137,689	21,128
Lead Futures	10/28/16	3	USD	134,709	24,125
Lead Futures	11/02/16	3	USD	137,278	21,601
Lead Futures	11/18/16	62	USD	2,939,727	346,583
Lead Futures	11/22/16	62	USD	2,902,914	384,016
Lean Hogs Futures	12/14/16	586	USD	12,474,140	(2,166,400)
Live Cattle Futures	12/30/16	279	USD	11,727,623	(553,673)
MSCI Taiwan Index Futures	10/28/16	347	USD	12,019,617	(162,627)
Nickel Futures	10/21/16	1	USD	63,806	(584)
Nickel Futures	10/26/16	3	USD	185,801	3,919
Nickel Futures	10/28/16	3	USD	189,477	264
Nickel Futures	11/02/16	2	USD	130,077	(3,549)
Nickel Futures	11/18/16	177	USD	10,988,893	218,542
Nickel Futures	11/22/16	179	USD	10,960,954	375,578
Nickel Futures	11/25/16	3	USD	177,894	12,135
Nickel Futures	11/30/16	6	USD	352,741	27,419
Nickel Futures	12/19/16	448	USD	26,495,809	1,921,727
Russell 2000 Mini Index Futures	12/16/16	612	USD	75,325,486	1,070,474
S&P 500 E-Mini Index Futures	12/16/16	7,551	USD	809,938,309	5,720,711
S&P Midcap 400 E-Mini Index Futures	12/16/16	570	USD	87,930,797	396,403
S&P TSX 60 Index Futures	12/15/16	259	CAD	43,756,174	414,029
SGX CNX Nifty Index Futures	10/27/16	1,246	USD	21,891,560	(333,268)
SPI 200 Index Futures	12/15/16	362	AUD	47,154,721	1,423,611
Silver Futures	12/28/16	113	USD	10,807,930	47,980
Soybean Futures	11/14/16	539	USD	27,983,521	(2,273,221)

MIST-44

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Soybean Meal Futures	12/14/16	58	USD	1,904,421	$(166,741)
Soybean Oil Futures	12/14/16	37	USD	759,533	(17,165)
Sugar No. 11 Futures	02/28/17	2,162	USD	50,301,274	5,391,846
TOPIX Index Futures	12/08/16	940	JPY	12,558,102,081	(1,202,131)
U.S. Treasury Note 10 Year Futures	12/20/16	10,870	USD	1,426,640,966	(1,312,216)
United Kingdom Long Gilt Bond Futures	12/28/16	905	GBP	118,699,352	(1,066,864)
Wheat Futures	12/14/16	1,247	USD	27,223,558	(2,158,857)
Zinc Futures	10/21/16	5	USD	282,683	13,642
Zinc Futures	10/26/16	4	USD	222,761	14,239
Zinc Futures	10/28/16	5	USD	275,774	20,566
Zinc Futures	11/02/16	4	USD	227,652	9,601
Zinc Futures	11/18/16	234	USD	13,456,983	432,380
Zinc Futures	11/22/16	231	USD	13,173,518	539,450
Zinc Futures	11/25/16	5	USD	285,401	11,443
Zinc Futures	11/30/16	4	USD	230,477	7,088
Zinc Futures	12/19/16	637	USD	36,710,114	1,179,442

Futures Contracts—Short
Aluminum Futures	10/21/16	(19)	USD	(764,703)	(26,224)
Aluminum Futures	10/26/16	(17)	USD	(682,296)	(25,754)
Aluminum Futures	10/28/16	(19)	USD	(762,794)	(28,727)
Aluminum Futures	11/02/16	(13)	USD	(532,858)	(8,998)
Aluminum Futures	11/18/16	(289)	USD	(12,294,379)	235,854
Aluminum Futures	11/22/16	(281)	USD	(11,645,708)	(85,269)
Aluminum Futures	11/25/16	(15)	USD	(616,838)	(9,622)
Aluminum Futures	11/30/16	(17)	USD	(696,533)	(13,931)
Copper Futures	11/18/16	(107)	USD	(12,897,734)	(102,766)
Copper Futures	11/22/16	(106)	USD	(12,594,425)	(286,351)
Lead Futures	10/21/16	(3)	USD	(139,718)	(19,056)
Lead Futures	10/26/16	(3)	USD	(137,561)	(21,256)
Lead Futures	10/28/16	(3)	USD	(134,597)	(24,237)
Lead Futures	11/02/16	(3)	USD	(137,018)	(21,861)
Lead Futures	11/18/16	(62)	USD	(2,944,655)	(341,655)
Lead Futures	11/22/16	(62)	USD	(2,883,892)	(403,038)
Nickel Futures	10/21/16	(1)	USD	(63,970)	747
Nickel Futures	10/26/16	(3)	USD	(184,403)	(5,317)
Nickel Futures	10/28/16	(3)	USD	(189,308)	(433)
Nickel Futures	11/02/16	(2)	USD	(129,955)	3,427
Nickel Futures	11/18/16	(177)	USD	(10,949,317)	(258,117)
Nickel Futures	11/22/16	(179)	USD	(10,991,951)	(344,580)
Nickel Futures	11/25/16	(3)	USD	(178,103)	(11,926)
Nickel Futures	11/30/16	(6)	USD	(353,685)	(26,475)
Zinc Futures	10/21/16	(5)	USD	(282,633)	(13,692)
Zinc Futures	10/26/16	(4)	USD	(221,906)	(15,094)
Zinc Futures	10/28/16	(5)	USD	(274,113)	(22,227)
Zinc Futures	11/02/16	(4)	USD	(227,890)	(9,363)
Zinc Futures	11/18/16	(234)	USD	(13,436,760)	(452,603)
Zinc Futures	11/22/16	(231)	USD	(13,166,319)	(546,650)
Zinc Futures	11/25/16	(5)	USD	(283,863)	(12,981)
Zinc Futures	11/30/16	(4)	USD	(229,890)	(7,675)

Net Unrealized Appreciation					$23,422,735

MIST-45

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
10/13/16	Bank of America N.A.	Bovespa Index Futures	BRL	62,758,678	$(300,687)	$—	$(300,687)
10/28/16	Citibank N.A.	Brent Crude Futures	USD	58,386,420	3,949,560	—	3,949,560
10/28/16	Merrill Lynch International	Brent Crude Futures	USD	42,020,250	2,899,800	—	2,899,800
12/19/16	Bank of America N.A.	Canada Government Bond 10 Year Futures	CAD	40,464,608	65,027	—	65,027
11/11/16	Citibank N.A.	Coffee “C” Futures	USD	18,281,535	1,041,090	—	1,041,090
11/25/16	Citibank N.A.	Corn No. 2 Futures	USD	18,994,252	(220,439)	—	(220,439)
11/25/16	Merrill Lynch International	Corn No. 2 Futures	USD	22,595,550	17,213	—	17,213
11/11/16	Citibank N.A.	Cotton No. 2 Futures	USD	5,333,115	(56,915)	—	(56,915)
10/19/16	Citibank N.A.	Crude Oil Futures	USD	62,770,500	182,700	—	182,700
10/19/16	Merrill Lynch International	Crude Oil Futures	USD	36,639,720	987,480	—	987,480
12/08/16	Bank of America N.A.	Euro-Bund Futures	EUR	178,650,298	1,646,383	—	1,646,383
11/30/16	Citibank N.A.	Gold 100 oz. Futures	USD	5,027,411	(22,431)	—	(22,431)
11/30/16	Merrill Lynch International	Gold 100 oz. Futures	USD	132,494,880	(2,497,110)	—	(2,497,110)
10/28/16	Bank of America N.A.	Hang Seng China Enterprises Index Futures	HKD	331,631,435	(426,929)	—	(426,929)
10/28/16	Goldman Sachs & Co.	Hang Seng China Enterprises Index Futures	HKD	35,406,525	(47,255)	—	(47,255)
10/28/16	Bank of America N.A.	Hang Seng Index Futures	HKD	52,788,848	(43,138)	—	(43,138)
10/28/16	Goldman Sachs & Co.	Hang Seng Index Futures	HKD	10,554,301	(8,180)	—	(8,180)
12/13/16	Bank of America N.A.	Japanese Government 10 Year Bond Futures	JPY	15,016,795,200	639,660	—	639,660
11/25/16	Citibank N.A.	KC Hard Red Winter Wheat Futures	USD	10,871,631	(650,331)	—	(650,331)
12/14/16	Merrill Lynch International	Lean Hogs Futures	USD	5,161,160	(816,430)	—	(816,430)
12/02/16	Merrill Lynch International	Live Cattle Futures	USD	15,227,824	(729,724)	—	(729,724)
12/28/16	Bank of America N.A.	Long Gilt Futures	GBP	89,585,542	(978,647)	—	(978,647)
10/28/16	Bank of America N.A.	MSCI Taiwan Stock Index Futures	USD	16,465,999	(98,569)	—	(98,569)
10/28/16	Goldman Sachs & Co.	MSCI Taiwan Stock Index Futures	USD	2,455,417	(29,347)	—	(29,347)
10/28/16	Citibank N.A.	NY Harbor ULSD Futures	USD	30,565,185	769,986	—	769,986
10/28/16	Merrill Lynch International	NY Harbor ULSD Futures	USD	20,395,683	989,764	—	989,764
10/27/16	Citibank N.A.	Natural Gas Futures	USD	57,182,760	(196,100)	—	(196,100)
10/27/16	Merrill Lynch International	Natural Gas Futures	USD	49,170,580	(756,620)	—	(756,620)
10/28/16	Citibank N.A.	RBOB Gasoline Futures	USD	25,963,610	1,320,278	—	1,320,278
10/28/16	Merrill Lynch International	RBOB Gasoline Futures	USD	16,742,116	1,139,893	—	1,139,893
11/30/16	Citibank N.A.	Silver Futures	USD	28,177,500	643,500	—	643,500
10/21/16	Citibank N.A.	Soybean Futures	USD	11,561,556	(1,926,156)	—	(1,926,156)
10/21/16	Merrill Lynch International	Soybean Futures	USD	29,302,300	(2,828,800)	—	(2,828,800)
11/25/16	Citibank N.A.	Soybean Meal Futures	USD	15,584,586	(1,353,586)	—	(1,353,586)
11/25/16	Merrill Lynch International	Soybean Meal Futures	USD	16,827,330	(1,637,610)	—	(1,637,610)
11/25/16	Citibank N.A.	Soybean Oil Futures	USD	18,565,866	(227,370)	—	(227,370)
11/25/16	Merrill Lynch International	Soybean Oil Futures	USD	8,849,400	(221,880)	—	(221,880)
02/15/17	Citibank N.A.	Sugar No. 11 Futures	USD	1,052,120	107,080	—	107,080
12/16/16	Bank of America N.A.	Swiss Market Index Futures	CHF	44,608,985	(59,326)	—	(59,326)
12/20/16	Bank of America N.A.	U.S. Treasury Note 10 Year Futures	USD	862,798,123	(1,044,623)	—	(1,044,623)
11/25/16	Citibank N.A.	Wheat Futures	USD	2,235,607	(185,407)	—	(185,407)
11/25/16	Merrill Lynch International	Wheat Futures	USD	1,340,700	(54,300)	—	(54,300)

Totals					$(1,018,496)	$—	$(1,018,496)

MIST-46

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(USD)—	United States Dollar
(ZAR)—	South African Rand

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$983,991,317	$—	$983,991,317
Total Foreign Government*	—	717,214,327	—	717,214,327
Short-Term Investments
Mutual Funds	1,492,184,245	—	—	1,492,184,245
U.S. Treasury	—	626,212,963	—	626,212,963
Total Short-Term Investments	1,492,184,245	626,212,963	—	2,118,397,208
Total Investments	$1,492,184,245	$2,327,418,607	$—	$3,819,602,852

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,946,705	$—	$3,946,705
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,314,554)	—	(1,314,554)
Total Forward Contracts	$—	$2,632,151	$—	$2,632,151
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$39,283,045	$—	$—	$39,283,045
Futures Contracts (Unrealized Depreciation)	(15,860,310)	—	—	(15,860,310)
Total Futures Contracts	$23,422,735	$—	$—	$23,422,735
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$16,399,414	$—	$16,399,414
OTC Swap Contracts at Value (Liabilities)	—	(17,417,910)	—	(17,417,910)
Total OTC Swap Contracts	$—	$(1,018,496)	$—	$(1,018,496)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-47

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—52.1% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—52.1%
Consumer Discretionary Select Sector SPDR Fund (a)	1,722,245	$137,848,490
Consumer Staples Select Sector SPDR Fund (a)	2,535,939	134,937,314
Energy Select Sector SPDR Fund (a)	1,385,355	97,819,917
Financial Select Sector SPDR Fund (a)	9,339,060	180,243,858
Health Care Select Sector SPDR Fund (a)	2,109,513	152,116,982
Industrial Select Sector SPDR Fund (a)	2,443,819	142,670,153
iShares 1-3 Year Credit Bond ETF (b)	4,618,949	488,500,046
iShares Core U.S. Aggregate Bond ETF (b)	3,049,604	342,836,482
iShares iBoxx $ Investment Grade Corporate Bond ETF (a) (b)	3,858,200	475,253,076
iShares Intermediate Credit Bond ETF (a) (b)	1,173,627	130,683,366
iShares MSCI EAFE Fund (a) (b)	5,598,492	331,038,832
iShares MSCI Japan Fund (a) (b)	2,978,237	37,347,092
iShares U.S. Real Estate ETF (a) (b)	1,833,604	147,861,827
Materials Select Sector SPDR Fund (a)	1,102,186	52,629,382
Powershares QQQ Trust - Series 1 (a)	2,330,863	276,720,055
Real Estate Select Sector SPDR Fund (a)	1,299,493	42,584,380
SPDR S&P 500 ETF Trust (a)	234,454	50,712,400
Technology Select Sector SPDR Fund (a)	3,193,938	152,606,358
Utilities Select Sector SPDR Fund (a)	1,071,224	52,479,264
Vanguard Short-Term Corporate Bond ETF	1,458,405	117,474,523
Vanguard Total Bond Market ETF	4,769,518	401,307,245

Total Mutual Funds (Cost $3,701,472,749)		3,945,671,042

Short-Term Investments—44.3%

Mutual Fund—1.6%
SSGA USD Liquidity Fund, S2 Shares, 0.594% (c)	119,696,368	119,696,368

Repurchase Agreement—42.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $3,236,935,422 on 10/03/16, collateralized by $3,183,795,000 U.S. Treasury Notes with rates ranging from 1.250% - 3.125%, maturity dates ranging from 01/31/21 - 11/30/22, with a value of $3,301,678,219.	3,236,927,329	3,236,927,329

Total Short-Term Investments (Cost $3,356,623,697)		3,356,623,697

Securities Lending Reinvestments(d)—7.8%

Certificates of Deposit—2.2%
Bank of Montreal 0.500%, 10/24/16	24,350,000	24,350,000

Certificates of Deposit—(Continued)
Chiba Bank, Ltd., New York 0.890%, 12/02/16	24,000,000	24,004,200
DZ Bank AG 0.950%, 01/03/17	24,600,000	24,600,000
KBC Bank NV 1.000%, 01/04/17	24,600,000	24,600,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	15,000,000	15,000,015
National Bank of Canada 0.480%, 10/28/16	24,000,000	23,999,856
Sumitomo Mitsui Trust Bank 0.420%, 10/04/16	14,000,000	14,000,000
Swedbank 0.350%, 10/03/16	15,000,000	14,999,971

		165,554,042

Commercial Paper—0.8%
Credit Suisse AG 0.971%, 10/19/16	16,750,000	16,749,816
Kells Funding LLC 1.050%, 01/30/17	24,000,468	23,917,167
Manhattan Asset Funding 0.740%, 11/28/16	2,100,000	2,097,919
Victory Receivables Corp. 1.050%, 01/04/17	21,500,000	21,445,454

		64,210,356

Repurchase Agreements—3.9%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $66,305,157 on 10/03/16, collateralized by $62,654,495 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $67,626,019.	66,300,000	66,300,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $47,203,278 on 10/03/16, collateralized by $46,337,341 Corporate and Foreign Bonds with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $48,144,042.	47,200,000	47,200,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $998,875 on 10/03/16, collateralized by $971,058 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $1,018,810.	998,833	998,833

MIST-48

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments(d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $58,104,467 on 10/03/16, collateralized by $55,466,850 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $59,286,786.	58,100,000	$58,100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $76,387 on 10/03/16, collateralized by $63,107 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $77,912.	76,384	76,384
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $10,000,583 on 10/03/16, collateralized by $15,995,610 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $10,200,595.	10,000,000	10,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $47,203,396 on 10/04/16, collateralized by $45,395,726 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $48,144,000.	47,200,000	47,200,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $17,000,737 on 10/03/16, collateralized by $24,001,881 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $17,340,000.	17,000,000	17,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $47,001,802 on 10/03/16, collateralized by $44,000,465 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $47,940,966	47,000,000	47,000,000

		293,875,217

Time Deposits—0.9%
ANZ London 0.420%, 10/03/16	15,000,000	$15,000,000
Canadian Imperial Bank 0.260%, 10/03/16	25,000,000	25,000,000
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	15,500,000	15,500,000
Den Norske Bank, Oslo 0.400%, 10/03/16	9,395,330	9,395,330
Royal Bank of Canada 0.280%, 10/03/16	7,400,000	7,400,000

		72,295,330

Total Securities Lending Reinvestments (Cost $595,929,737)		595,934,945

Total Investments—104.2% (Cost $7,654,026,183) (e)		7,898,229,684
Other assets and liabilities (net)—(4.2)%		(318,944,146)

Net Assets—100.0%		$7,579,285,538

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $539,085,404 and the collateral received consisted of cash in the amount of $546,728,823. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2016.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(e)	As of September 30, 2016, the aggregate cost of investments was $7,654,026,183. The aggregate unrealized appreciation and depreciation of investments were $247,859,824 and $(3,656,323), respectively, resulting in net unrealized appreciation of $244,203,501.
(ETF)—	Exchange-Traded Fund

MIST-49

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Depreciation
SEK	362,000,000	Royal Bank of Scotland plc	12/08/16	$43,871,013	$(1,538,848)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Amsterdam Index Futures	10/21/16	520	EUR	46,489,186	$594,493
Australian 3 Year Treasury Bond Futures	12/15/16	12,903	AUD	1,459,829,033	1,693,615
Australian Currency Futures	12/19/16	22	USD	1,635,631	47,149
British Pound Currency Futures	12/19/16	6,205	USD	512,156,279	(8,116,373)
CAC 40 Index Futures	10/21/16	2,519	EUR	111,816,271	129,740
DAX Index Futures	12/16/16	399	EUR	104,541,238	360,539
Euro Currency Futures	12/19/16	5,326	USD	748,896,918	1,869,357
Euro Stoxx 50 Index Futures	12/16/16	3,209	EUR	96,256,541	(201,171)
FTSE 100 Index Futures	12/16/16	3,165	GBP	210,662,051	8,266,613
FTSE MIB Index Futures	12/16/16	370	EUR	30,664,464	(453,849)
Hang Seng Index Futures	10/28/16	382	HKD	446,194,114	(118,072)
IBEX 35 Index Futures	10/21/16	486	EUR	42,753,507	(187,904)
MSCI Singapore Index Futures	10/28/16	909	SGD	28,312,311	245,526
Nikkei 225 Index Futures	12/08/16	2,012	JPY	33,762,311,676	(6,556,991)
OMX Stockholm 30 Index Futures	10/21/16	2,876	SEK	408,325,138	627,997
Russell 2000 Mini Index Futures	12/16/16	3,891	USD	475,544,224	10,169,306
S&P 500 E-Mini Index Futures	12/16/16	1,705	USD	180,920,150	3,253,950
SPI 200 Index Futures	12/15/16	1,170	AUD	151,986,194	4,922,582
Swiss Franc Currency Futures	12/19/16	1,094	USD	140,594,152	942,098
U.S. Treasury Long Bond Futures	12/20/16	1,689	USD	287,862,494	(3,846,588)
U.S. Treasury Note 10 Year Futures	12/20/16	867	USD	113,685,698	(323)
U.S. Treasury Note 2 Year Futures	12/30/16	1,912	USD	417,585,515	126,735

Futures Contracts—Short
Japanese Yen Currency Futures	12/19/16	(640)	USD	(79,370,912)	246,912
U.S. Treasury Note 5 Year Futures	12/30/16	(4,608)	USD	(559,148,507)	(795,493)
U.S. Treasury Ultra Long Bond Futures	12/20/16	(4,427)	USD	(826,077,810)	12,063,185

Net Unrealized Appreciation					$25,283,033

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
1.000%	01/19/17	UBS AG	MSCI Switzerland Net Return Index	CHF	102,141,256	$991,520	$—	$991,520
1.000%	01/19/17	UBS AG	MSCI Switzerland Net Return Index	CHF	40,634,054	394,449	—	394,449
0.100%	03/01/17	JPMorgan Chase Bank N.A.	S&P GSCI Commodity Index	USD	302,139,016	17,528,526	—	17,528,526

Totals						$18,914,495	$—	$18,914,495

MIST-50

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.309%	07/07/26	USD	77,000,000	$(1,226,557)
Pay	3M LIBOR	1.417%	08/16/26	USD	54,000,000	(351,702)
Pay	3M LIBOR	1.705%	05/31/26	USD	340,000,000	7,222,579
Pay	3M LIBOR	1.710%	06/02/26	USD	283,000,000	6,118,672
Pay	3M LIBOR	1.722%	05/25/26	USD	281,000,000	7,192,105
Pay	3M LIBOR	1.725%	05/23/26	USD	338,000,000	7,805,113
Pay	3M LIBOR	1.730%	05/24/26	USD	324,000,000	7,630,077
Pay	3M LIBOR	1.745%	05/27/26	USD	188,000,000	4,687,195
Pay	3M LIBOR	1.750%	05/20/26	USD	305,000,000	7,757,495
Pay	3M LIBOR	1.754%	04/25/26	USD	53,413,722	1,384,380

Net Unrealized Appreciation						$48,219,357

Cash in the amount of $5,900,000 has been deposited in a segragated acount held by the counterparty as collateral for centrally cleared swap contracts.

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,945,671,042	$—	$—	$3,945,671,042
Short-Term Investments
Mutual Fund	119,696,368	—	—	119,696,368
Repurchase Agreement	—	3,236,927,329	—	3,236,927,329
Total Short-Term Investments	119,696,368	3,236,927,329	—	3,356,623,697

MIST-51

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$165,554,042	$—	$165,554,042
Commercial Paper	—	64,210,356	—	64,210,356
Repurchase Agreements	—	293,875,217	—	293,875,217
Time Deposits	—	72,295,330	—	72,295,330
Total Securities Lending Reinvestments	—	595,934,945	—	595,934,945
Total Investments	$4,065,367,410	$3,832,862,274	$—	$7,898,229,684

Collateral for Securities Loaned (Liability)	$—	$(546,728,823)	$—	$(546,728,823)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(1,538,848)	$—	$(1,538,848)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$45,559,797	$—	$—	$45,559,797
Futures Contracts (Unrealized Depreciation)	(20,276,764)	—	—	(20,276,764)
Total Futures Contracts	$25,283,033	$—	$—	$25,283,033
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$49,797,616	$—	$49,797,616
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,578,259)	—	(1,578,259)
Total Centrally Cleared Swap Contracts	$—	$48,219,357	$—	$48,219,357
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$18,914,495	$—	$18,914,495

MIST-52

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—78.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.5%
Acosta, Inc. 7.750%, 10/01/22 (144A)	1,133,000	$931,892
Clear Channel International B.V. 8.750%, 12/15/20 (144A)	1,119,000	1,197,330
MDC Partners, Inc. 6.500%, 05/01/24 (144A)	1,231,000	1,138,675
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.625%, 02/15/24	243,000	252,720

		3,520,617

Aerospace/Defense—1.2%
Accudyne Industries Borrower / Accudyne Industries LLC 7.750%, 12/15/20 (144A)	1,800,000	1,426,500
KLX, Inc. 5.875%, 12/01/22 (144A)	1,004,000	1,039,140
Meccanica Holdings USA, Inc. 6.250%, 07/15/19 (144A)	278,000	303,020
National Air Cargo Group, Inc. 11.875%, 05/02/18 (a) (b)	411,308	411,308
11.875%, 05/08/18 (a) (b)	425,944	425,944
TransDigm, Inc. 6.000%, 07/15/22	2,159,000	2,277,745
6.375%, 06/15/26 (144A)	1,089,000	1,124,393
6.500%, 07/15/24	1,639,000	1,725,047

		8,733,097

Agriculture—0.0%
Tereos Finance Groupe I S.A. 4.125%, 06/16/23 (EUR)	200,000	229,636

Airlines—0.9%
American Airlines Pass-Through Trust 6.000%, 01/15/17 (144A)	3,210,494	3,242,599
Continental Airlines Pass-Through Certificates 6.125%, 04/29/18	900,000	940,500
Norwegian Air Shuttle ASA Pass-Through Trust 7.500%, 11/10/23 (144A)	525,000	522,375
Virgin Australia Trust 7.125%, 10/23/18 (144A)	1,085,262	1,098,828
8.500%, 10/23/16 (144A)	296,990	297,974

		6,102,276

Apparel—0.0%
BiSoho SAS 5.875%, 05/01/23 (EUR)	150,000	178,537
Hanesbrands, Inc. 4.875%, 05/15/26 (144A)	103,000	105,317

		283,854

Auto Manufacturers—0.2%
CNH Industrial Finance Europe S.A. 2.875%, 05/17/23 (EUR)	450,000	516,756

Auto Manufacturers—(Continued)
Fiat Chrysler Finance Europe 4.750%, 03/22/21 (EUR)	200,000	245,281
4.750%, 07/15/22 (EUR)	100,000	122,719
6.625%, 03/15/18 (EUR)	189,000	228,342
Jaguar Land Rover Automotive plc 3.875%, 03/01/23 (GBP)	103,000	137,992

		1,251,090

Auto Parts & Equipment—0.8%
Adient Global Holdings, Ltd. 3.500%, 08/15/24 (EUR)	100,000	112,195
4.875%, 08/15/26 (144A)	564,000	564,705
Allison Transmission, Inc. 5.000%, 10/01/24 (144A)	440,000	451,000
Faurecia 3.625%, 06/15/23 (EUR)	200,000	229,950
FTE Verwaltungs GmbH 9.000%, 07/15/20 (EUR)	100,000	117,952
IHO Verwaltungs GmbH 2.750%, 09/15/21 (EUR) (c)	200,000	224,548
3.250%, 09/15/23 (EUR) (c)	200,000	223,717
3.750%, 09/15/26 (EUR) (c)	150,000	167,495
4.125%, 09/15/21 (144A) (c) (d)	455,000	459,550
4.500%, 09/15/23 (144A) (c)	486,000	490,554
4.750%, 09/15/26 (144A) (c)	430,000	432,150
LKQ Italia Bondco S.p.A. 3.875%, 04/01/24 (EUR)	200,000	239,273
Samvardhana Motherson Automotive Systems Group B.V. 4.125%, 07/15/21 (EUR)	131,000	149,307
Schaeffler Holding Finance B.V. 5.750%, 11/15/21 (EUR) (c)	114,000	139,741
6.750%, 11/15/22 (144A) (c) (d)	1,219,805	1,393,627
6.875%, 08/15/18 (EUR) (c)	273,750	312,898

		5,708,662

Banks—2.5%
Allied Irish Banks plc 4.125%, 11/26/25 (EUR) (e)	125,000	134,837
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (f)	400,000	97,956
4.750%, 01/15/18 (EUR) (f)	1,000,000	244,890
Bank of America Corp. 5.125%, 06/17/19 (d) (e)	690,000	677,925
6.100%, 03/17/25 (e)	429,000	447,232
6.250%, 09/05/24 (e)	1,160,000	1,207,966
6.500%, 10/23/24 (e)	1,582,000	1,713,504
Bankia S.A. 4.000%, 05/22/24 (EUR) (e)	400,000	445,587
Citigroup, Inc. 5.950%, 08/15/20 (e)	425,000	432,722
5.950%, 05/15/25 (e)	2,930,000	2,988,893
6.125%, 11/15/20 (e)	375,000	390,000
Commerzbank AG 7.750%, 03/16/21 (EUR)	100,000	131,357

MIST-53

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Deutsche Bank AG 4.500%, 05/19/26 (EUR)	200,000	$213,693
Goldman Sachs Group, Inc. (The) 5.300%, 11/10/26 (e)	380,000	389,500
HSH Nordbank AG 0.501%, 02/14/17 (EUR) (e)	235,000	254,748
0.541%, 02/14/17 (EUR) (e)	185,000	200,546
Ibercaja Banco S.A. 5.000%, 07/28/25 (EUR) (e)	300,000	312,316
Intesa Sanpaolo S.p.A.
2.855%, 04/23/25 (EUR)	200,000	218,766
3.928%, 09/15/26 (EUR)	200,000	226,470
JPMorgan Chase & Co. 5.000%, 07/01/19 (e)	350,000	345,100
5.300%, 05/01/20 (e)	2,335,000	2,367,106
Morgan Stanley 5.550%, 07/15/20 (e)	345,000	352,331
Royal Bank of Scotland Group plc 8.625%, 08/15/21 (d) (e)	238,000	232,943
UniCredit S.p.A. 4.375%, 01/03/27 (EUR) (e)	100,000	111,329
5.750%, 10/28/25 (EUR) (e)	300,000	351,589
6.950%, 10/31/22 (EUR)	200,000	253,264
Wells Fargo & Co. 5.875%, 06/15/25 (e)	1,805,000	1,958,425
5.900%, 06/15/24 (e)	660,000	683,925

		17,384,920

Biotechnology—0.0%
Concordia International Corp. 7.000%, 04/15/23 (144A) (d)	182,000	116,935

Building Materials—1.1%
BMBG Bond Finance SCA 3.000%, 06/15/21 (EUR)	100,000	114,668
Builders FirstSource, Inc. 5.625%, 09/01/24 (144A)	369,000	378,225
Cemex Finance LLC 4.625%, 06/15/24 (EUR)	200,000	229,938
CPG Merger Sub LLC 8.000%, 10/01/21 (144A)	2,117,000	2,159,340
Dry Mix Solutions Investissements SAS 3.948%, 06/15/21 (EUR) (e)	200,000	224,670
HeidelbergCement AG 2.250%, 03/30/23 (EUR)	150,000	177,244
Kerneos Corporate SAS 5.750%, 03/01/21 (EUR)	131,000	152,677
Louisiana-Pacific Corp. 4.875%, 09/15/24 (144A)	226,000	226,000
Norbord, Inc. 6.250%, 04/15/23 (144A)	540,000	573,750
Pfleiderer GmbH 7.875%, 08/01/19 (EUR)	100,000	116,370
Ply Gem Industries, Inc. 6.500%, 02/01/22	1,670,000	1,720,100

Building Materials—(Continued)
Standard Industries, Inc. 5.125%, 02/15/21 (144A)	357,000	374,850
Titan Global Finance plc 3.500%, 06/17/21 (EUR)	100,000	115,228
USG Corp. 5.500%, 03/01/25 (144A) (d)	548,000	587,730
5.875%, 11/01/21 (144A)	612,000	640,305

		7,791,095

Chemicals—1.4%
Axalta Coating Systems Dutch Holding B.V. 3.750%, 01/15/25 (EUR)	100,000	110,605
Axalta Coating Systems LLC 4.875%, 08/15/24 (144A)	609,000	623,844
Chemours Co. (The)
6.625%, 05/15/23 (d)	752,000	733,200
7.000%, 05/15/25	505,000	496,163
Huntsman International LLC 5.125%, 11/15/22	46,000	47,840
Ineos Finance plc 4.000%, 05/01/23 (EUR)	232,000	260,982
Inovyn Finance plc 6.250%, 05/15/21 (EUR)	150,000	174,257
Momentive Performance Materials, Inc. 3.880%, 10/24/21	1,678,000	1,399,033
Monitchem HoldCo 3 S.A. 5.250%, 06/15/21 (EUR)	160,000	180,196
NOVA Chemicals Corp. 5.250%, 08/01/23 (144A) (d)	170,000	173,825
Platform Specialty Products Corp. 6.500%, 02/01/22 (144A) (d)	2,698,000	2,623,805
10.375%, 05/01/21 (144A)	148,000	159,470
PQ Corp. 6.750%, 11/15/22 (144A)	816,000	864,960
PSPC Escrow Corp. 6.000%, 02/01/23 (EUR)	138,000	144,998
Solvay Finance S.A. 5.118%, 06/02/21 (EUR) (e)	100,000	119,000
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.375%, 05/01/22 (EUR)	130,000	153,337
Unifrax I LLC / Unifrax Holding Co. 7.500%, 02/15/19 (144A)	535,000	500,225
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	450,000	462,375
WR Grace & Co. 5.125%, 10/01/21 (144A)	412,000	437,750

		9,665,865

Coal—0.8%
CONSOL Energy, Inc. 5.875%, 04/15/22 (d)	5,807,000	5,342,440
8.000%, 04/01/23	44,000	42,680

MIST-54

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Coal—(Continued)
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp. 7.375%, 02/01/20 (144A)	489,000	$457,215

		5,842,335

Commercial Services—2.8%
AA Bond Co., Ltd. 5.500%, 07/31/22 (GBP)	275,000	351,986
ADT Corp. (The) 3.500%, 07/15/22	1,165,000	1,121,312
4.875%, 07/15/32 (144A)	406,000	356,265
APX Group, Inc. 6.375%, 12/01/19	395,000	402,406
7.875%, 12/01/22 (144A)	321,000	336,247
8.750%, 12/01/20	289,000	283,220
Ashtead Capital, Inc. 5.625%, 10/01/24 (144A)	270,000	284,175
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, 06/01/22 (144A) (d)	2,075,000	2,081,484
5.250%, 03/15/25 (144A) (d)	1,066,000	1,023,360
5.500%, 04/01/23	25,000	25,219
6.375%, 04/01/24 (144A)	420,000	428,400
Avis Budget Finance plc 4.125%, 11/15/24 (EUR)	150,000	164,290
Brand Energy & Infrastructure Services, Inc. 8.500%, 12/01/21 (144A)	1,146,000	1,146,000
Ceridian HCM Holding, Inc. 11.000%, 03/15/21 (144A)	612,000	647,190
Cognita Financing plc 7.750%, 08/15/21 (GBP)	125,000	169,310
EC Finance plc 5.125%, 07/15/21 (EUR)	245,000	284,853
Herc Rentals, Inc. 7.500%, 06/01/22 (144A)	244,000	252,540
7.750%, 06/01/24 (144A)	51,000	52,403
Hertz Corp. (The) 5.500%, 10/15/24 (144A)	1,174,000	1,169,597
5.875%, 10/15/20 (d)	210,000	216,563
6.750%, 04/15/19	582,000	595,162
7.375%, 01/15/21	310,000	322,013
Hertz Holdings Netherlands B.V. 4.125%, 10/15/21 (EUR)	100,000	114,862
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 08/01/23 (144A)	1,873,000	1,947,920
Loxam SAS 3.500%, 05/03/23 (EUR)	224,000	256,663
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.250%, 05/15/23 (144A)	2,451,000	2,671,590
Service Corp. International 4.500%, 11/15/20	420,000	429,450
United Rentals North America, Inc. 4.625%, 07/15/23	217,000	222,425

Commercial Services—(Continued)
United Rentals North America, Inc. 5.500%, 07/15/25	266,000	271,320
5.750%, 11/15/24	671,000	696,162
5.875%, 09/15/26	338,000	348,140
6.125%, 06/15/23 (d)	227,000	238,066
Verisure Holding AB 6.000%, 11/01/22 (EUR)	225,000	272,342
WEX, Inc. 4.750%, 02/01/23 (144A)	795,000	784,069

		19,967,004

Computers—0.8%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 4.420%, 06/15/21 (144A)	340,000	355,341
6.020%, 06/15/26 (144A) (d)	1,105,000	1,211,415
7.125%, 06/15/24 (144A) (d)	1,183,000	1,301,120
8.350%, 07/15/46 (144A)	355,000	425,059
Riverbed Technology, Inc. 8.875%, 03/01/23 (144A)	1,025,000	1,095,469
Western Digital Corp. 7.375%, 04/01/23 (144A)	499,000	548,900
10.500%, 04/01/24 (144A)	274,000	317,840

		5,255,144

Cosmetics/Personal Care—0.0%
Avon International Operations, Inc. 7.875%, 08/15/22 (144A)	273,000	281,873

Distribution/Wholesale—0.7%
American Tire Distributors, Inc. 10.250%, 03/01/22 (144A)	636,000	578,760
Beacon Roofing Supply, Inc. 6.375%, 10/01/23	351,000	379,080
HD Supply, Inc. 5.250%, 12/15/21 (144A)	916,000	968,670
5.750%, 04/15/24 (144A)	1,472,000	1,545,600
7.500%, 07/15/20	1,318,000	1,368,875
Rexel S.A. 3.500%, 06/15/23 (EUR)	306,000	351,479

		5,192,464

Diversified Financial Services—2.9%
Aircastle, Ltd. 5.000%, 04/01/23	361,000	378,148
5.500%, 02/15/22 (d)	529,000	569,998
7.625%, 04/15/20	48,000	54,660
Alliance Data Systems Corp. 5.375%, 08/01/22 (144A)	350,000	341,250
Ally Financial, Inc. 5.125%, 09/30/24	246,000	260,760
8.000%, 11/01/31	5,852,000	7,212,590
BCD Acquisition, Inc. 9.625%, 09/15/23 (144A)	200,000	209,000

MIST-55

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
CIT Group, Inc. 5.000%, 08/01/23	550,000	$582,313
6.000%, 04/01/36	1,550,000	1,511,250
DFC Finance Corp. 12.000%, 06/16/20 (144A) (c)	1,003,386	581,964
Double Eagle Acquisition Sub, Inc. 7.500%, 10/01/24 (144A)	639,000	650,182
E*Trade Financial Corp. 4.625%, 09/15/23	514,000	534,208
FBM Finance, Inc. 8.250%, 08/15/21 (144A)	300,000	313,500
Garfunkelux Holdco 3 S.A. 8.500%, 11/01/22 (GBP)	150,000	198,019
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 4.875%, 03/15/19	658,000	661,290
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. 7.250%, 08/01/22 (144A)	117,000	101,790
Jefferies Finance LLC / JFIN Co-Issuer Corp. 6.875%, 04/15/22 (144A)	1,447,000	1,345,710
7.375%, 04/01/20 (144A)	305,000	297,375
Jerrold Finco plc 6.250%, 09/15/21 (GBP)	100,000	129,291
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (f) (g)	4,500,000	449,901
4.750%, 01/16/14 (EUR) (f) (g)	2,140,000	212,511
5.375%, 10/17/12 (EUR) (f) (g)	350,000	34,756
Mercury Bondco plc 8.250%, 05/30/21 (EUR) (c)	199,000	230,454
Navient Corp. 5.500%, 01/25/23	343,000	314,703
5.625%, 08/01/33	500,000	397,500
5.875%, 10/25/24	323,000	293,930
6.125%, 03/25/24	297,000	276,581
6.625%, 07/26/21	396,000	398,970
7.250%, 09/25/23	576,000	576,000
OneMain Financial Holdings LLC 6.750%, 12/15/19 (144A)	253,000	265,966
7.250%, 12/15/21 (144A)	132,000	138,765
Pershing Square Holdings, Ltd. 5.500%, 07/15/22 (144A) (h)	1,000,000	997,500

		20,520,835

Electric—1.3%
AES Corp. 4.875%, 05/15/23	483,000	490,245
5.500%, 03/15/24	78,000	81,168
Calpine Corp. 5.375%, 01/15/23	209,000	208,216
5.875%, 01/15/24 (144A)	890,000	940,062
6.000%, 01/15/22 (144A)	120,000	125,700
ContourGlobal Power Holdings S.A. 5.125%, 06/15/21 (EUR)	100,000	116,817

Electric—(Continued)
Dynegy, Inc. 6.750%, 11/01/19	1,625,000	1,665,625
7.375%, 11/01/22	669,000	660,638
7.625%, 11/01/24 (d)	90,000	88,380
Enel S.p.A. 5.000%, 01/15/75 (EUR) (e)	250,000	298,691
7.750%, 09/10/75 (GBP) (e)	100,000	143,986
FPL Energy National Wind Portfolio LLC 6.125%, 03/25/19 (144A)	3,178	3,178
NRG Energy, Inc. 6.250%, 05/01/24	85,000	86,275
6.625%, 03/15/23 (d)	100,000	101,000
6.625%, 01/15/27 (144A)	1,804,000	1,767,920
7.250%, 05/15/26 (144A)	528,000	537,240
7.875%, 05/15/21	828,000	865,260
NRG Yield Operating LLC 5.375%, 08/15/24	305,000	313,388
Viridian Group FundCo II, Ltd. 7.500%, 03/01/20 (EUR)	280,000	332,221

		8,826,010

Electrical Components & Equipment—0.2%
Anixter, Inc. 5.625%, 05/01/19	135,000	143,438
Belden, Inc. 5.500%, 04/15/23 (EUR)	231,000	272,079
Cortes NP Acquisition Corp. 9.250%, 10/15/24 (144A)	755,000	755,000
Senvion Holding GmbH 6.625%, 11/15/20 (EUR)	100,000	116,828

		1,287,345

Electronics—0.2%
Allegion U.S. Holding Co., Inc. 5.750%, 10/01/21	257,000	268,244
Trionista Holdco GmbH 5.000%, 04/30/20 (EUR)	416,000	479,071
Trionista TopCo GmbH 6.875%, 04/30/21 (EUR)	211,000	248,878

		996,193

Engineering & Construction—0.4%
AECOM 5.875%, 10/15/24	432,000	461,160
Engility Corp. 8.875%, 09/01/24 (144A)	382,000	386,775
Novafives SAS 4.500%, 06/30/21 (EUR)	160,000	156,999
Officine Maccaferri S.p.A. 5.750%, 06/01/21 (EUR)	183,000	168,469
SBA Communications Corp. 4.875%, 09/01/24 (144A)	703,000	708,273
5.625%, 10/01/19	536,000	551,078
Swissport Investments S.A. 6.750%, 12/15/21 (EUR)	100,000	115,705

MIST-56

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
Weekley Homes LLC / Weekley Finance Corp. 6.000%, 02/01/23	505,000	$449,450

		2,997,909

Entertainment—0.6%
Codere Finance 2 Luxembourg S.A. 9.000%, 06/30/21 (144A) (c)	62,032	63,505
9.000%, 06/30/21 (c)	30,982	31,718
CPUK Finance, Ltd. 7.000%, 08/28/20 (GBP)	150,000	205,164
Gala Electric Casinos, Ltd. 11.500%, 06/01/19 (GBP)	154,636	206,946
GLP Capital L.P. / GLP Financing II, Inc. 4.375%, 11/01/18	320,000	333,600
International Game Technology plc 4.750%, 02/15/23 (EUR)	150,000	181,182
6.250%, 02/15/22 (144A)	200,000	212,000
National CineMedia LLC 5.750%, 08/15/26 (144A)	222,000	230,325
PortAventura Entertainment Barcelona B.V. 7.250%, 12/01/20 (EUR)	100,000	116,538
Regal Entertainment Group 5.750%, 02/01/25	271,000	273,033
Schumann S.p.A. 7.000%, 07/31/23 (EUR)	100,000	111,181
Scientific Games International, Inc. 7.000%, 01/01/22 (144A)	772,000	816,390
10.000%, 12/01/22	987,000	910,507
Vue International Bidco PLC 7.875%, 07/15/20 (GBP)	182,000	244,863
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/49 (144A) (a)	294,455	0

		3,936,952

Environmental Control—0.1%
Advanced Disposal Services, Inc. 8.250%, 10/01/20 (d)	388,000	407,400
Befesa Zinc SAU Via Zinc Capital S.A. 8.875%, 05/15/18 (EUR)	189,000	216,347
Bilbao Luxembourg S.A. 11.063%, 12/01/18 (EUR) (c)	273,132	306,132

		929,879

Food—1.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 5.750%, 03/15/25 (144A)	673,000	671,317
6.625%, 06/15/24 (144A)	396,000	411,840
Casino Guichard Perrachon S.A. 3.248%, 03/07/24 (EUR)	300,000	364,624
3.311%, 01/25/23 (EUR)	400,000	497,476
5.976%, 05/26/21 (EUR)	100,000	132,600
Darling Global Finance B.V. 4.750%, 05/30/22 (EUR)	200,000	229,163

Food—(Continued)
FAGE International S.A. / FAGE USA Dairy Industry, Inc. 5.625%, 08/15/26 (144A)	400,000	412,000
JBS USA LUX S.A. / JBS USA Finance, Inc. 5.750%, 06/15/25 (144A)	1,040,000	1,021,800
5.875%, 07/15/24 (144A)	201,000	199,995
7.250%, 06/01/21 (144A)	100,000	103,375
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 5.875%, 01/15/24 (144A)	163,000	174,003
Post Holdings, Inc. 5.000%, 08/15/26 (144A)	981,000	976,095
7.750%, 03/15/24 (144A)	239,000	267,680
8.000%, 07/15/25 (144A) (d)	635,000	726,678
Smithfield Foods, Inc. 5.875%, 08/01/21 (144A)	352,000	367,840
6.625%, 08/15/22	331,000	350,033
Tesco plc 5.000%, 03/24/23 (GBP)	100,000	141,873
6.000%, 12/14/29 (GBP)	100,000	149,765
TreeHouse Foods, Inc. 6.000%, 02/15/24 (144A)	362,000	389,602
WhiteWave Foods Co. (The) 5.375%, 10/01/22	465,000	528,356

		8,116,115

Food Service—0.1%
Aramark Services, Inc. 4.750%, 06/01/26 (144A)	436,000	438,180
5.125%, 01/15/24 (144A)	354,000	368,160

		806,340

Forest Products & Paper—0.1%
Lecta S.A. 6.500%, 08/01/23 (EUR)	100,000	110,841
Norske Skog A/S 11.750%, 12/15/19 (EUR)	100,000	94,932
Sappi Papier Holding GmbH 4.000%, 04/01/23 (EUR)	100,000	115,368
Smurfit Kappa Acquisitions 2.750%, 02/01/25 (EUR)	136,000	159,650

		480,791

Healthcare-Products—0.9%
Alere, Inc. 6.375%, 07/01/23 (144A)	1,018,000	1,038,360
6.500%, 06/15/20	269,000	269,000
Crimson Merger Sub, Inc. 6.625%, 05/15/22 (144A)	2,478,000	2,186,835
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A)	2,139,000	1,983,922
IDH Finance plc 6.250%, 08/15/22 (GBP)	150,000	189,679

MIST-57

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 4.875%, 04/15/20 (144A)	155,000	$158,100
5.500%, 04/15/25 (144A)	220,000	209,000
Sterigenics-Nordion Holdings LLC 6.500%, 05/15/23 (144A)	241,000	250,640
Teleflex, Inc. 4.875%, 06/01/26	246,000	254,610

		6,540,146

Healthcare-Services—4.1%
Acadia Healthcare Co., Inc. 5.125%, 07/01/22	191,000	189,090
5.625%, 02/15/23	297,000	301,455
6.500%, 03/01/24	159,000	166,553
Amsurg Corp. 5.625%, 07/15/22	1,239,000	1,266,877
Centene Corp. 4.750%, 05/15/22	991,000	1,023,208
5.625%, 02/15/21	923,000	978,380
6.125%, 02/15/24	90,000	97,650
CHS/Community Health Systems, Inc. 6.875%, 02/01/22	1,059,000	910,740
DaVita, Inc. 5.000%, 05/01/25	403,000	404,511
5.125%, 07/15/24	658,000	671,160
Envision Healthcare Corp. 5.125%, 07/01/22 (144A)	365,000	363,175
HCA, Inc. 4.500%, 02/15/27	2,196,000	2,209,725
4.750%, 05/01/23	73,000	76,103
5.000%, 03/15/24	1,970,000	2,078,350
5.250%, 04/15/25	805,000	858,331
5.250%, 06/15/26	490,000	520,625
5.375%, 02/01/25	1,643,000	1,696,397
5.875%, 03/15/22	1,750,000	1,929,375
5.875%, 05/01/23	862,000	918,030
5.875%, 02/15/26	613,000	653,611
6.500%, 02/15/20	580,000	642,350
7.500%, 02/15/22	1,167,000	1,339,132
HealthSouth Corp. 5.750%, 11/01/24	356,000	368,681
5.750%, 09/15/25	50,000	52,125
MEDNAX, Inc. 5.250%, 12/01/23 (144A)	529,000	556,111
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A)	790,000	849,250
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/23 (144A)	812,000	838,390
Surgery Center Holdings, Inc. 8.875%, 04/15/21 (144A)	187,000	199,623
Surgical Care Affiliates, Inc. 6.000%, 04/01/23 (144A)	336,000	352,800
Synlab Bondco plc 6.250%, 07/01/22 (EUR)	155,000	184,218

Healthcare-Services—(Continued)
Synlab Unsecured Bondco plc 8.250%, 07/01/23 (EUR)	100,000	119,637
Tenet Healthcare Corp. 4.375%, 10/01/21	135,000	134,325
4.500%, 04/01/21	260,000	261,625
4.750%, 06/01/20	435,000	441,525
6.000%, 10/01/20	1,546,000	1,634,895
6.750%, 06/15/23 (d)	3,394,000	3,156,420
Voyage Care Bondco plc 6.500%, 08/01/18 (GBP)	504,000	643,722

		29,088,175

Holding Companies-Diversified—0.1%
Carlson Travel Holdings, Inc. 7.500%, 08/15/19 (144A) (c)	249,000	246,510
ProGroup AG 5.125%, 05/01/22 (EUR)	131,000	156,724

		403,234

Home Builders—0.8%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 07/01/22 (144A)	793,000	800,930
CalAtlantic Group, Inc. 5.250%, 06/01/26	25,000	25,015
5.875%, 11/15/24	75,000	80,250
6.625%, 05/01/20	110,000	123,062
Lennar Corp. 4.750%, 04/01/21	252,000	268,380
4.750%, 11/15/22	498,000	514,185
4.875%, 12/15/23	344,000	352,600
PulteGroup, Inc. 5.500%, 03/01/26	585,000	614,250
6.000%, 02/15/35	668,000	674,680
6.375%, 05/15/33	704,000	733,334
TRI Pointe Group, Inc. 4.875%, 07/01/21	490,000	502,250
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/19	355,000	365,206
5.875%, 06/15/24	295,000	306,800
Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.750%, 12/15/21 (144A)	540,000	523,125

		5,884,067

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.500%, 06/15/26 (144A)	191,000	196,730

Household Products/Wares—0.1%
Prestige Brands, Inc. 6.375%, 03/01/24 (144A)	395,000	419,688
Spectrum Brands, Inc. 5.750%, 07/15/25	169,000	182,520

		602,208

MIST-58

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.7%
Credit Agricole Assurances S.A. 4.500%, 10/14/25 (EUR) (e)	100,000	$110,802
HUB International, Ltd. 7.875%, 10/01/21 (144A)	1,603,000	1,635,060
9.250%, 02/15/21 (144A)	468,000	486,954
MGIC Investment Corp. 5.750%, 08/15/23	411,000	427,440
Radian Group, Inc. 5.250%, 06/15/20	409,000	432,517
7.000%, 03/15/21	78,000	87,458
Wayne Merger Sub LLC 8.250%, 08/01/23 (144A)	1,430,000	1,453,237

		4,633,468

Internet—0.8%
Netflix, Inc. 5.375%, 02/01/21	430,000	467,625
5.500%, 02/15/22	24,000	25,830
5.750%, 03/01/24	59,000	63,425
5.875%, 02/15/25	292,000	315,360
United Group B.V. 7.875%, 11/15/20 (EUR)	125,000	146,035
Zayo Group LLC / Zayo Capital, Inc. 6.000%, 04/01/23	2,059,000	2,161,950
6.375%, 05/15/25	2,264,000	2,399,840

		5,580,065

Iron/Steel—0.7%
ArcelorMittal 7.250%, 02/25/22	55,000	62,425
7.750%, 03/01/41	715,000	745,387
8.000%, 10/15/39	158,000	170,640
Outokumpu Oyj 7.250%, 06/16/21 (EUR)	100,000	119,609
Signode Industrial Group Lux S.A. / Signode Industrial Group U.S., Inc. 6.375%, 05/01/22 (144A)	267,000	270,338
Steel Dynamics, Inc. 5.125%, 10/01/21	1,155,000	1,199,756
5.250%, 04/15/23	619,000	642,213
5.500%, 10/01/24	140,000	146,650
6.375%, 08/15/22	260,000	273,650
United States Steel Corp. 8.375%, 07/01/21 (144A)	824,000	901,250

		4,531,918

Leisure Time—0.2%
Sabre GLBL, Inc. 5.250%, 11/15/23 (144A)	375,000	381,563
5.375%, 04/15/23 (144A)	706,000	725,415

		1,106,978

Lodging—1.3%
Boyd Gaming Corp. 6.875%, 05/15/23	643,000	696,048
Caesars Entertainment Resort Properties LLC 8.000%, 10/01/20	2,016,000	2,084,040
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24 (144A)	216,000	220,320
MGM Resorts International 4.625%, 09/01/26	580,000	565,500
5.250%, 03/31/20	627,000	667,755
6.000%, 03/15/23	130,000	141,050
6.625%, 12/15/21	913,000	1,027,125
6.750%, 10/01/20	767,000	859,040
NH Hotel Group S.A. 3.750%, 10/01/23 (EUR)	100,000	113,239
Station Casinos LLC 7.500%, 03/01/21	2,528,000	2,673,663

		9,047,780

Machinery-Construction & Mining—0.1%
BlueLine Rental Finance Corp. 7.000%, 02/01/19 (144A)	651,000	567,998

Machinery-Diversified—0.2%
Gardner Denver, Inc. 6.875%, 08/15/21 (144A) (d)	350,000	328,125
SPX FLOW, Inc. 5.625%, 08/15/24 (144A)	425,000	431,375
5.875%, 08/15/26 (144A)	365,000	369,106

		1,128,606

Media—9.5%
Altice Financing S.A. 5.250%, 02/15/23 (EUR)	226,000	263,143
7.500%, 05/15/26 (144A)	609,000	634,121
Altice Luxembourg S.A. 7.250%, 05/15/22 (EUR)	339,000	401,379
7.625%, 02/15/25 (144A) (d)	363,000	372,075
7.750%, 05/15/22 (144A)	1,405,000	1,499,838
Altice U.S. Finance I Corp. 5.375%, 07/15/23 (144A)	2,146,000	2,218,427
5.500%, 05/15/26 (144A)	892,000	916,530
AMC Networks, Inc. 5.000%, 04/01/24	361,000	363,256
Cablevision Systems Corp. 7.750%, 04/15/18	505,000	534,038
8.000%, 04/15/20	320,000	335,200
CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 09/30/22	365,000	381,425
5.500%, 05/01/26 (144A)	1,074,000	1,119,645
5.750%, 02/15/26 (144A)	580,000	614,800
5.875%, 04/01/24 (144A)	786,000	838,583
5.875%, 05/01/27 (144A)	2,543,000	2,708,295
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/21 (144A)	2,327,000	2,323,138

MIST-59

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.375%, 09/15/20 (144A)	256,000	$263,680
7.750%, 07/15/25 (144A) (d)	2,400,000	2,592,000
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22 (d)	4,414,000	4,566,715
7.625%, 03/15/20	3,655,000	3,623,019
CSC Holdings LLC 5.250%, 06/01/24 (d)	2,345,000	2,227,750
6.625%, 10/15/25 (144A)	467,000	506,695
10.125%, 01/15/23 (144A)	1,086,000	1,251,615
10.875%, 10/15/25 (144A)	2,668,000	3,121,560
DISH DBS Corp. 5.000%, 03/15/23	1,290,000	1,254,525
5.875%, 07/15/22	107,000	109,967
5.875%, 11/15/24	434,000	428,575
6.750%, 06/01/21	327,000	353,160
7.750%, 07/01/26 (144A)	1,621,000	1,722,312
iHeartCommunications, Inc. 9.000%, 12/15/19	414,000	327,578
9.000%, 03/01/21	127,000	94,615
9.000%, 09/15/22 (d)	1,445,000	1,051,238
10.625%, 03/15/23	890,000	663,050
LGE HoldCo VI B.V. 7.125%, 05/15/24 (EUR)	150,000	187,627
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/24 (144A)	233,000	251,640
Midcontinent Communications & Midcontinent Finance Corp. 6.250%, 08/01/21 (144A)	605,000	633,738
NBCUniversal Enterprise, Inc. 5.250%, 03/19/21 (144A)	255,000	272,213
Nexstar Escrow Corp. 5.625%, 08/01/24 (144A)	602,000	603,505
Radio One, Inc. 7.375%, 04/15/22 (144A)	220,000	221,100
RCN Telecom Services LLC / RCN Capital Corp. 8.500%, 08/15/20 (144A)	555,000	591,769
SFR Group S.A. 5.375%, 05/15/22 (EUR)	245,000	284,165
5.625%, 05/15/24 (EUR)	281,000	325,762
6.000%, 05/15/22 (144A)	2,018,000	2,058,360
7.375%, 05/01/26 (144A)	4,991,000	5,101,750
Sirius XM Radio, Inc. 4.625%, 05/15/23 (144A)	215,000	215,000
5.375%, 04/15/25 (144A)	345,000	356,213
Sterling Entertainment Enterprises LLC 9.750%, 12/15/19 (a) (b)	2,750,000	2,722,500
TEGNA, Inc. 4.875%, 09/15/21 (144A)	190,000	197,600
5.500%, 09/15/24 (144A)	508,000	524,510
Telenet Finance Luxembourg SCA 6.750%, 08/15/24 (EUR)	543,000	672,502
Townsquare Media, Inc. 6.500%, 04/01/23 (144A)	185,000	187,775

Media—(Continued)
Tribune Media Co. 5.875%, 07/15/22	449,000	454,332
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 3.500%, 01/15/27 (EUR)	200,000	221,300
4.000%, 01/15/25 (EUR)	284,000	327,805
5.625%, 04/15/23 (EUR)	83,200	98,930
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	3,289,000	3,309,556
8.500%, 05/15/21 (144A)	177,000	183,195
Virgin Media Finance plc 5.750%, 01/15/25 (144A)	1,095,000	1,108,688
Virgin Media Receivables Financing Notes I DAC 5.500%, 09/15/24 (GBP)	100,000	129,453
Virgin Media Secured Finance plc 4.875%, 01/15/27 (GBP)	100,000	129,809
5.250%, 01/15/26 (144A)	650,000	659,750
5.500%, 08/15/26 (144A)	418,000	426,360
6.000%, 04/15/21 (GBP)	755,100	1,014,201
WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.125%, 09/01/20 (144A)	2,413,000	2,503,487
Ziggo Bond Finance B.V. 5.875%, 01/15/25 (144A)	1,005,000	1,005,000

		66,661,542

Metal Fabricate/Hardware—0.8%
Novelis Corp. 5.875%, 09/30/26 (144A)	2,091,000	2,140,661
6.250%, 08/15/24 (144A)	2,359,000	2,503,489
Wise Metals Group LLC / Wise Alloys Finance Corp. 8.750%, 12/15/18 (144A)	1,063,000	1,084,260

		5,728,410

Mining—4.1%
Alcoa Nederland Holding B.V. 6.750%, 09/30/24 (144A) (d)	263,000	273,191
7.000%, 09/30/26 (144A)	247,000	255,336
Alcoa, Inc. 5.125%, 10/01/24 (d)	2,072,000	2,204,090
5.900%, 02/01/27	58,000	62,060
5.950%, 02/01/37	70,000	70,385
6.750%, 01/15/28	128,000	139,840
Anglo American Capital plc 1.500%, 04/01/20 (EUR)	200,000	220,133
2.750%, 06/07/19 (EUR)	100,000	115,925
2.875%, 11/20/20 (EUR)	100,000	113,869
3.250%, 04/03/23 (EUR)	100,000	111,496
3.500%, 03/28/22 (EUR)	100,000	114,940
3.625%, 05/14/20 (144A)	421,000	421,000
4.125%, 09/27/22 (144A)	605,000	598,950
4.450%, 09/27/20 (144A)	127,000	129,223

MIST-60

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Constellium NV 5.750%, 05/15/24 (144A)	1,770,000	$1,637,250
7.875%, 04/01/21 (144A)	259,000	276,483
8.000%, 01/15/23 (144A)	2,355,000	2,372,662
First Quantum Minerals, Ltd. 7.000%, 02/15/21 (144A)	259,000	231,805
7.250%, 05/15/22 (144A)	631,000	558,435
Freeport-McMoRan, Inc. 2.300%, 11/14/17	679,000	675,605
2.375%, 03/15/18	4,579,000	4,510,315
3.100%, 03/15/20 (d)	390,000	373,425
3.550%, 03/01/22 (d)	1,751,000	1,593,410
3.875%, 03/15/23	3,881,000	3,482,887
4.000%, 11/14/21	871,000	824,184
5.400%, 11/14/34 (d)	344,000	285,520
5.450%, 03/15/43	1,400,000	1,123,500
Glencore Finance Europe S.A. 3.375%, 09/30/20 (EUR)	100,000	121,530
Joseph T Ryerson & Son, Inc. 11.000%, 05/15/22 (144A)	440,000	484,000
Kaiser Aluminum Corp. 5.875%, 05/15/24	286,000	298,870
Teck Resources, Ltd. 3.000%, 03/01/19	544,000	535,840
3.750%, 02/01/23 (d)	1,018,000	932,742
5.200%, 03/01/42	832,000	711,360
6.000%, 08/15/40	1,079,000	995,377
6.125%, 10/01/35	151,000	141,940
6.250%, 07/15/41	1,032,000	988,140
8.500%, 06/01/24 (144A) (d)	1,015,000	1,162,175

		29,147,893

Miscellaneous Manufacturing—0.6%
Bombardier, Inc. 5.500%, 09/15/18 (144A)	452,000	458,780
6.000%, 10/15/22 (144A)	275,000	248,875
6.125%, 01/15/23 (144A)	764,000	678,050
7.500%, 03/15/25 (144A)	1,572,000	1,448,205
Gates Global LLC / Gates Global Co. 5.750%, 07/15/22 (EUR)	165,000	172,378
6.000%, 07/15/22 (144A)	1,043,000	990,850

		3,997,138

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp. 5.500%, 12/01/24	344,000	367,220
6.000%, 08/15/22	430,000	457,950

		825,170

Oil & Gas—6.7%
Antero Resources Corp. 5.625%, 06/01/23	100,000	101,875
California Resources Corp. 8.000%, 12/15/22 (144A)	1,345,000	894,425

Oil & Gas—(Continued)
Callon Petroleum Co. 6.125%, 10/01/24 (144A)	198,000	204,930
Carrizo Oil & Gas, Inc. 6.250%, 04/15/23	1,197,000	1,185,030
7.500%, 09/15/20	247,000	255,645
Cenovus Energy, Inc. 5.200%, 09/15/43	55,000	49,388
5.700%, 10/15/19	116,000	124,517
Chesapeake Energy Corp. 3.930%, 04/15/19 (e)	1,351,000	1,263,185
6.500%, 08/15/17	105,000	106,575
6.625%, 08/15/20	424,000	399,090
6.875%, 11/15/20	400,000	374,000
8.000%, 12/15/22 (144A)	130,000	131,788
Concho Resources, Inc. 6.500%, 01/15/22	118,000	122,425
Continental Resources, Inc. 3.800%, 06/01/24	1,457,000	1,333,155
4.500%, 04/15/23	688,000	660,480
4.900%, 06/01/44	249,000	209,160
5.000%, 09/15/22	356,000	355,110
CrownRock L.P. / CrownRock Finance, Inc. 7.125%, 04/15/21 (144A)	871,000	910,195
7.750%, 02/15/23 (144A)	391,000	419,348
DEA Finance S.A. 7.500%, 10/15/22 (EUR)	100,000	112,335
Denbury Resources, Inc. 5.500%, 05/01/22	150,000	107,625
9.000%, 05/15/21 (144A)	1,523,000	1,595,342
Diamondback Energy, Inc. 7.625%, 10/01/21	753,000	798,180
Encana Corp. 3.900%, 11/15/21	376,000	376,744
5.150%, 11/15/41	498,000	446,392
6.500%, 02/01/38	512,000	530,596
Ensco plc 4.500%, 10/01/24	284,000	204,480
Extraction Oil & Gas Holdings LLC / Extraction Finance Corp. 7.875%, 07/15/21 (144A) (d)	811,000	843,440
Gulfport Energy Corp. 6.625%, 05/01/23	272,000	278,800
7.750%, 11/01/20	671,000	697,001
Halcon Resources Corp. 8.625%, 02/01/20 (144A)	370,000	371,850
Hilcorp Energy I L.P. / Hilcorp Finance Co. 5.000%, 12/01/24 (144A)	308,000	294,910
7.625%, 04/15/21 (144A)	115,000	118,163
Matador Resources Co. 6.875%, 04/15/23	1,020,000	1,055,700
MEG Energy Corp. 6.375%, 01/30/23 (144A)	853,000	674,936
6.500%, 03/15/21 (144A)	1,701,000	1,388,441
7.000%, 03/31/24 (144A)	2,939,000	2,321,810

MIST-61

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Memorial Production Partners L.P. / Memorial Production Finance Corp. 6.875%, 08/01/22	571,000	$275,508
Murphy Oil Corp. 6.875%, 08/15/24	657,000	679,142
Noble Holding International, Ltd. 4.625%, 03/01/21	75,000	60,000
7.200%, 04/01/25	90,000	71,100
Noble Holding U.S. Corp. / Noble Drilling Services 6 LLC / Noble Drilling Holding LLC 7.500%, 03/15/19	345,000	348,450
Oasis Petroleum, Inc. 6.500%, 11/01/21	1,056,000	1,008,480
6.875%, 03/15/22 (h)	1,029,000	985,267
6.875%, 01/15/23	440,000	420,200
Parsley Energy LLC / Parsley Finance Corp. 6.250%, 06/01/24 (144A)	460,000	474,950
7.500%, 02/15/22 (144A)	1,534,000	1,629,875
PDC Energy, Inc. 7.750%, 10/15/22	958,000	1,022,665
QEP Resources, Inc. 5.250%, 05/01/23	795,000	783,075
5.375%, 10/01/22	1,158,000	1,149,315
6.875%, 03/01/21 (d)	144,000	150,120
Range Resources Corp. 5.000%, 08/15/22 (144A)	217,000	215,915
5.000%, 03/15/23 (144A)	715,000	698,913
5.750%, 06/01/21 (144A)	39,000	39,488
5.875%, 07/01/22 (144A)	1,393,000	1,406,930
Repsol International Finance B.V. 4.500%, 03/25/75 (EUR) (e)	100,000	105,071
RSP Permian, Inc. 6.625%, 10/01/22	764,000	800,290
Sanchez Energy Corp. 6.125%, 01/15/23	2,667,000	2,140,267
7.750%, 06/15/21	512,000	450,560
Seven Generations Energy, Ltd. 6.750%, 05/01/23 (144A)	449,000	465,838
6.875%, 06/30/23 (144A)	2,025,000	2,106,000
8.250%, 05/15/20 (144A) (d)	404,000	429,755
SM Energy Co. 5.000%, 01/15/24	365,000	343,100
5.625%, 06/01/25	345,000	324,300
6.125%, 11/15/22 (d)	47,000	47,000
6.500%, 01/01/23	90,000	90,900
6.750%, 09/15/26	351,000	354,510
Southwestern Energy Co. 4.100%, 03/15/22	650,000	589,875
5.800%, 01/23/20	823,000	820,942
6.700%, 01/23/25	220,000	220,000
7.500%, 02/01/18	93,000	97,418
TOTAL S.A. 3.875%, 05/18/22 (EUR) (e)	250,000	297,968
Transocean, Inc. 3.750%, 10/15/17	506,000	508,530
5.050%, 10/15/22	613,000	480,439

Oil & Gas—(Continued)
Transocean, Inc. 6.000%, 03/15/18	1,381,000	1,387,905
7.375%, 04/15/18 (d)	85,000	86,275
8.125%, 12/15/21	178,000	169,990
Tullow Oil plc 6.000%, 11/01/20 (144A)	200,000	180,500
Whiting Petroleum Corp. 5.750%, 03/15/21 (d)	4,000	3,740
WPX Energy, Inc. 5.250%, 01/15/17	120,000	120,900
5.250%, 09/15/24	565,000	532,513
6.000%, 01/15/22 (d)	769,000	767,558
7.500%, 08/01/20	180,000	190,350
8.250%, 08/01/23	455,000	489,125

		47,338,078

Oil & Gas Services—0.1%
Weatherford International LLC 6.800%, 06/15/37	67,000	48,240
Weatherford International, Ltd. 4.500%, 04/15/22 (d)	241,000	203,645
5.950%, 04/15/42	185,000	126,725
6.500%, 08/01/36	190,000	134,900
7.000%, 03/15/38	212,000	155,820
7.750%, 06/15/21 (d)	236,000	233,640

		902,970

Packaging & Containers—2.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.067%, 05/15/21 (144A) (e)	211,000	214,165
4.125%, 05/15/23 (EUR)	125,000	143,929
4.250%, 01/15/22 (EUR)	400,000	458,407
4.625%, 05/15/23 (144A)	511,000	513,555
6.000%, 06/30/21 (144A)	825,000	847,687
6.250%, 01/31/19 (144A)	2,079,000	2,123,179
6.750%, 01/31/21 (144A)	990,000	1,022,175
6.750%, 05/15/24 (EUR)	250,000	293,826
7.250%, 05/15/24 (144A)	1,822,000	1,940,430
Ball Corp. 4.375%, 12/15/23 (EUR)	109,000	136,526
5.000%, 03/15/22	379,000	408,373
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II 5.625%, 12/15/16 (144A)	236,000	235,434
Crown European Holdings S.A. 3.375%, 05/15/25 (EUR)	228,000	261,733
4.000%, 07/15/22 (EUR)	180,000	220,401
JH-Holding Finance S.A. 8.250%, 12/01/22 (EUR) (c)	125,000	151,301
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 4.127%, 07/15/21 (144A) (e)	423,000	429,345
5.125%, 07/15/23 (144A)	119,000	122,868
5.750%, 10/15/20	1,709,000	1,762,406

MIST-62

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.875%, 02/15/21	145,000	$150,438
7.000%, 07/15/24 (144A)	2,143,000	2,298,367
8.250%, 02/15/21	1,891,000	1,971,367
9.875%, 08/15/19	555,000	571,650
Sealed Air Corp. 4.500%, 09/15/23 (EUR)	203,000	251,207
6.875%, 07/15/33 (144A)	401,000	430,073
SGD Group SAS 5.625%, 05/15/19 (EUR)	100,000	115,305
Verallia Packaging SASU 5.125%, 08/01/22 (EUR)	275,000	323,981

		17,398,128

Pharmaceuticals—1.9%
DPx Holdings B.V. 7.500%, 02/01/22 (144A)	1,255,000	1,327,162
Endo Finance LLC / Endo Finco, Inc. 7.250%, 01/15/22 (144A)	255,000	244,800
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/23 (144A) (d)	640,000	582,400
6.500%, 02/01/25 (144A)	1,074,000	949,148
Grifols Worldwide Operations, Ltd. 5.250%, 04/01/22	629,000	651,015
NBTY, Inc. 7.625%, 05/15/21 (144A) (d)	1,526,000	1,560,060
Valeant Pharmaceuticals International, Inc. 4.500%, 05/15/23 (EUR)	175,000	155,303
5.375%, 03/15/20 (144A)	410,000	379,250
5.500%, 03/01/23 (144A)	27,000	23,085
5.625%, 12/01/21 (144A)	972,000	867,510
5.875%, 05/15/23 (144A)	383,000	330,338
6.375%, 10/15/20 (144A)	2,903,000	2,721,562
6.750%, 08/15/18 (144A)	6,000	6,030
6.750%, 08/15/21 (144A)	503,000	472,820
7.000%, 10/01/20 (144A)	1,320,000	1,280,400
7.250%, 07/15/22 (144A)	330,000	306,075
7.500%, 07/15/21 (144A)	1,588,000	1,537,343

		13,394,301

Pipelines—4.9%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.375%, 09/15/24 (144A)	140,000	141,750
Cheniere Corpus Christi Holdings LLC 7.000%, 06/30/24 (144A)	1,660,000	1,792,800
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.000%, 12/15/20 (d)	85,000	85,638
6.250%, 04/01/23	85,000	86,063
DCP Midstream LLC 5.850%, 05/21/43 (144A) (e)	105,000	87,150
6.450%, 11/03/36 (144A)	363,000	353,017
6.750%, 09/15/37 (144A)	581,000	573,737

Pipelines—(Continued)
Energy Transfer Equity L.P. 5.500%, 06/01/27	1,170,000	1,164,150
5.875%, 01/15/24	1,569,000	1,627,837
7.500%, 10/15/20	652,000	715,570
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.625%, 06/15/24	215,000	210,700
5.750%, 02/15/21	241,000	241,000
6.000%, 05/15/23	243,000	241,178
6.750%, 08/01/22	612,000	630,593
Kinder Morgan, Inc. 6.700%, 02/15/27	62,930	63,266
NGPL PipeCo LLC 7.119%, 12/15/17 (144A)	6,207,000	6,486,315
7.768%, 12/15/37 (144A)	383,000	415,555
9.625%, 06/01/19 (144A)	445,000	467,806
ONEOK, Inc. 4.250%, 02/01/22	180,000	176,400
7.500%, 09/01/23	545,000	610,400
Rockies Express Pipeline LLC 5.625%, 04/15/20 (144A)	130,000	137,150
6.000%, 01/15/19 (144A)	298,000	312,900
6.850%, 07/15/18 (144A)	92,000	96,830
6.875%, 04/15/40 (144A)	1,942,000	2,000,260
Sabine Pass Liquefaction LLC 5.000%, 03/15/27 (144A)	342,000	350,550
5.625%, 02/01/21	611,000	645,369
5.625%, 04/15/23	2,051,000	2,189,442
5.625%, 03/01/25 (d)	412,000	442,900
5.750%, 05/15/24	4,176,000	4,494,420
5.875%, 06/30/26 (144A)	450,000	489,094
6.250%, 03/15/22	248,000	270,940
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 5.500%, 09/15/24 (144A)	1,029,000	1,036,717
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.125%, 02/01/25 (144A)	197,000	197,246
5.250%, 05/01/23	38,000	38,475
5.375%, 02/01/27 (144A)	118,000	118,738
6.375%, 08/01/22	640,000	662,400
6.750%, 03/15/24	190,000	203,300
6.875%, 02/01/21	190,000	196,175
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.125%, 10/15/21	103,000	107,635
6.250%, 10/15/22	1,159,000	1,237,232
6.375%, 05/01/24	272,000	291,720
Transcanada Trust 5.875%, 08/15/76 (e)	495,000	523,710
Williams Cos., Inc. (The) 3.700%, 01/15/23	143,000	138,710
4.550%, 06/24/24	816,000	831,953
5.750%, 06/24/44	1,423,000	1,465,690

		34,650,481

MIST-63

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—0.8%
Annington Finance No. 5 plc 13.000%, 01/15/23 (GBP) (c)	415,088	$626,789
Crescent Resources LLC / Crescent Ventures, Inc. 10.250%, 08/15/17 (144A)	325,000	326,625
Realogy Group LLC / Realogy Co-Issuer Corp. 4.500%, 04/15/19 (144A)	174,000	181,177
4.875%, 06/01/23 (144A) (d)	2,845,000	2,891,231
5.250%, 12/01/21 (144A)	1,242,000	1,306,813
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (a) (f) (g)	70,000	0

		5,332,635

Real Estate Investment Trusts—1.4%
Communications Sales & Leasing, Inc. / CSL Capital LLC 6.000%, 04/15/23 (144A)	176,000	182,600
8.250%, 10/15/23	1,835,000	1,925,814
Corrections Corp. of America 4.125%, 04/01/20 (d)	275,000	258,500
5.000%, 10/15/22 (d)	90,000	81,450
Equinix, Inc. 5.375%, 04/01/23	320,000	335,600
5.875%, 01/15/26	453,000	486,975
ESH Hospitality, Inc. 5.250%, 05/01/25 (144A)	300,000	299,625
GEO Group, Inc. (The) 5.125%, 04/01/23	355,000	301,750
5.875%, 10/15/24	590,000	507,400
6.000%, 04/15/26	176,000	149,600
iStar, Inc. 4.000%, 11/01/17	340,000	340,850
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.500%, 09/01/26 (144A)	871,000	871,000
5.625%, 05/01/24 (144A)	3,688,000	4,000,374
VEREIT Operating Partnership L.P. 4.125%, 06/01/21	200,000	206,500

		9,948,038

Retail—2.4%
Asbury Automotive Group, Inc. 6.000%, 12/15/24	1,486,000	1,530,580
Dollar Tree, Inc. 5.750%, 03/01/23	2,341,000	2,519,501
Great Western Petroleum LLC / Great Western Finance, Inc. 9.000%, 09/30/21 (144A)	544,000	545,360
Groupe Fnac S.A. 3.250%, 09/30/23 (EUR)	100,000	112,714
J.C. Penney Corp., Inc. 6.375%, 10/15/36	191,000	164,260
7.400%, 04/01/37	179,000	165,575
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.000%, 06/01/24 (144A)	98,000	102,410

Retail—(Continued)
L Brands, Inc. 6.875%, 11/01/35	1,034,000	1,127,060
Neiman Marcus Group, Ltd. LLC 8.000%, 10/15/21 (144A) (d)	1,662,000	1,387,770
Penske Automotive Group, Inc. 5.500%, 05/15/26	488,000	486,780
5.750%, 10/01/22	881,000	914,037
Punch Taverns Finance B, Ltd. 5.943%, 09/30/22 (GBP)	263,000	326,682
Punch Taverns Finance plc 6.028%, 10/15/27 (144A) (GBP) (e)	449,000	494,692
Rite Aid Corp. 6.125%, 04/01/23 (144A)	2,745,000	2,962,322
6.750%, 06/15/21	886,000	935,837
7.700%, 02/15/27	850,000	1,088,000
9.250%, 03/15/20	750,000	791,250
Sonic Automotive, Inc. 5.000%, 05/15/23	227,000	223,595
THOM Europe SAS 7.375%, 07/15/19 (EUR)	100,000	117,963
Unique Pub Finance Co. plc (The) 5.659%, 06/30/27 (GBP)	300,398	406,080
6.464%, 03/30/32 (GBP)	300,000	330,590
6.542%, 03/30/21 (GBP)	65,640	91,456
Yum! Brands, Inc. 3.750%, 11/01/21	182,000	184,730
3.875%, 11/01/23	70,000	68,950

		17,078,194

Semiconductors—0.8%
Advanced Micro Devices, Inc. 7.000%, 07/01/24	149,000	146,393
7.500%, 08/15/22	187,000	191,909
Micron Technology, Inc. 5.250%, 08/01/23 (144A)	773,000	763,337
5.625%, 01/15/26 (144A)	187,000	179,052
Microsemi Corp. 9.125%, 04/15/23 (144A)	94,000	107,160
NXP B.V. / NXP Funding LLC 3.875%, 09/01/22 (144A)	378,000	395,955
4.125%, 06/15/20 (144A)	867,000	920,104
4.125%, 06/01/21 (144A)	1,149,000	1,230,866
4.625%, 06/15/22 (144A)	220,000	237,600
4.625%, 06/01/23 (144A)	201,000	219,844
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	696,000	711,660
Sensata Technologies UK Financing Co. plc 6.250%, 02/15/26 (144A)	425,000	460,062

		5,563,942

Software—3.0%
BMC Software Finance, Inc. 8.125%, 07/15/21 (144A)	801,000	726,908
First Data Corp. 5.750%, 01/15/24 (144A)	4,696,000	4,825,140
7.000%, 12/01/23 (144A)	5,397,000	5,707,327

MIST-64

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Infor Software Parent LLC / Infor Software Parent, Inc. 7.125%, 05/01/21 (144A) (c)	752,000	$729,440
Infor U.S., Inc. 6.500%, 05/15/22	2,917,000	2,953,462
Informatica LLC 7.125%, 07/15/23 (144A)	787,000	735,845
JDA Escrow LLC / JDA Bond Finance, Inc. 7.375%, 10/15/24 (144A)	266,000	273,315
Nuance Communications, Inc. 5.375%, 08/15/20 (144A)	260,000	266,500
6.000%, 07/01/24 (144A)	495,000	516,038
PTC, Inc. 6.000%, 05/15/24	272,000	290,360
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A) (d)	1,790,000	1,995,850
Sophia L.P. / Sophia Finance, Inc. 9.000%, 09/30/23 (144A)	574,000	602,700
SS&C Technologies Holdings, Inc. 5.875%, 07/15/23	1,575,000	1,657,688
Veritas U.S., Inc. / Veritas Bermuda, Ltd. 7.500%, 02/01/23 (EUR)	100,000	107,729

		21,388,302

Storage/Warehousing—0.2%
Mobile Mini, Inc. 5.875%, 07/01/24	1,525,000	1,589,813

Telecommunications—7.4%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	2,913,000	3,222,506
Cellnex Telecom S.A. 2.375%, 01/16/24 (EUR)	100,000	115,131
CenturyLink, Inc. 6.450%, 06/15/21	1,254,000	1,343,347
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	1,372,000	1,406,300
Columbus Cable Barbados, Ltd. 7.375%, 03/30/21 (144A)	1,042,000	1,105,145
CommScope Technologies Finance LLC 6.000%, 06/15/25 (144A)	682,000	727,183
CommScope, Inc. 5.500%, 06/15/24 (144A)	637,000	668,850
Consolidated Communications, Inc. 6.500%, 10/01/22	540,000	523,800
Digicel Group, Ltd. 7.125%, 04/01/22 (144A)	770,000	588,819
Digicel, Ltd. 6.000%, 04/15/21 (144A)	2,937,000	2,594,546
eircom Finance DAC 4.500%, 05/31/22 (EUR)	100,000	113,994
Frontier Communications Corp. 6.250%, 09/15/21	690,000	663,263
6.875%, 01/15/25 (d)	2,535,000	2,243,475
7.125%, 01/15/23	575,000	536,188

Telecommunications—(Continued)
Frontier Communications Corp. 7.625%, 04/15/24	687,000	642,345
10.500%, 09/15/22	330,000	349,800
11.000%, 09/15/25	475,000	495,781
Hughes Satellite Systems Corp. 5.250%, 08/01/26 (144A)	552,000	545,100
6.625%, 08/01/26 (144A)	408,000	393,720
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23	1,153,000	798,452
7.250%, 10/15/20	1,141,000	884,275
Level 3 Financing, Inc. 5.125%, 05/01/23	636,000	655,080
5.250%, 03/15/26 (144A)	388,000	400,610
5.375%, 01/15/24	456,000	475,095
5.375%, 05/01/25	202,000	210,585
5.625%, 02/01/23	338,000	351,098
Matterhorn Telecom S.A. 3.875%, 05/01/22 (EUR)	175,000	195,603
Nokia Oyj 6.625%, 05/15/39	1,117,000	1,211,945
OTE plc 3.500%, 07/09/20 (EUR)	100,000	113,413
Play Finance 2 S.A. 5.250%, 02/01/19 (EUR)	550,000	632,516
SoftBank Group Corp. 4.750%, 07/30/25 (EUR)	232,000	286,040
Sprint Capital Corp. 6.875%, 11/15/28 (d)	4,546,000	4,267,557
6.900%, 05/01/19	580,000	598,125
8.750%, 03/15/32	294,000	299,880
Sprint Communications, Inc. 7.000%, 08/15/20	555,000	557,775
9.000%, 11/15/18 (144A)	4,895,000	5,402,856
Sprint Corp. 7.125%, 06/15/24	1,784,000	1,739,400
7.250%, 09/15/21	666,000	668,498
7.625%, 02/15/25 (d)	56,000	55,440
7.875%, 09/15/23	2,707,000	2,723,919
T-Mobile USA, Inc. 6.000%, 03/01/23	880,000	940,113
6.375%, 03/01/25	760,000	826,500
6.500%, 01/15/24	620,000	670,728
6.500%, 01/15/26	1,254,000	1,387,237
6.633%, 04/28/21	256,000	269,440
6.731%, 04/28/22	614,000	644,700
6.836%, 04/28/23	155,000	167,013
Telecom Italia Capital S.A. 6.000%, 09/30/34	1,817,000	1,799,284
6.375%, 11/15/33	358,000	364,265
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	190,000	284,724
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A)	200,000	204,474
6.375%, 06/24/19 (GBP)	700,000	1,006,455

MIST-65

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telefonica Europe B.V. 3.750%, 03/15/22 (EUR) (e)	100,000	$111,763
4.200%, 12/04/19 (EUR) (e)	300,000	346,272
5.000%, 03/31/20 (EUR) (e)	400,000	467,628
Wind Acquisition Finance S.A.
4.000%, 07/15/20 (EUR)	407,000	462,347
4.750%, 07/15/20 (144A)	200,000	201,500
6.500%, 04/30/20 (144A)	200,000	209,500
7.375%, 04/23/21 (144A)	1,135,000	1,186,075

		52,357,473

Textiles—0.0%
Springs Industries, Inc. 6.250%, 06/01/21	133,000	137,655

Transportation—0.8%
Air Medical Merger Sub Corp. 6.375%, 05/15/23 (144A)	517,000	500,198
Florida East Coast Holdings Corp. 6.750%, 05/01/19 (144A)	1,014,000	1,039,350
Jack Cooper Enterprises, Inc. 10.500%, 03/15/19 (144A) (c)	2,133,881	554,809
Onorato Armatori S.p.A. 7.750%, 02/15/23 (EUR)	100,000	108,403
Silk Bidco A/S 7.500%, 02/01/22 (EUR)	145,000	170,012
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	617,000	623,170
WFS Global Holding SAS 9.500%, 07/15/22 (EUR)	100,000	110,896
XPO Logistics, Inc. 5.750%, 06/15/21 (EUR)	100,000	114,329
6.125%, 09/01/23 (144A)	1,276,000	1,307,900
6.500%, 06/15/22 (144A)	1,055,000	1,099,837

		5,628,904

Total Corporate Bonds & Notes (Cost $545,542,071)		554,605,676

Floating Rate Loans (i)—8.0%

Advertising—0.1%
inVentiv Health, Inc. Term Loan B, 09/28/23 (j)	808,000	811,365

Aerospace/Defense—0.1%
Silver II U.S. Holdings LLC Term Loan, 4.000%, 12/13/19	1,107,688	1,038,457

Air Freight & Logistics—0.1%
Ceva Logistics Canada ULC Term Loan, 6.500%, 03/19/21	103,227	83,066
Ceva Logistics U.S. Holdings, Inc. Term Loan, 6.500%, 03/19/21	826,963	665,447

		748,513

Airlines—0.1%
Northwest Airlines, Inc. Term Loan, 2.465%, 09/10/18	545,667	532,937
Term Loan, 3.085%, 03/10/17	148,666	147,645

		680,582

Beverages—0.1%
Chobani LLC 1st Lien Term Loan, 09/30/23 (j)	774,000	775,935

Chemicals—0.5%
Ascend Performance Materials Operations LLC Term Loan B, 6.500%, 08/12/22	2,907,602	2,916,689
Chemours Co. (The) Term Loan B, 3.750%, 05/12/22	60,841	60,354
MacDermid, Inc. Term Loan B3, 5.500%, 06/07/20	411,840	413,973

		3,391,016

Commercial Services—0.4%
Jaguar Holding Co. II Term Loan B, 4.250%, 08/18/22	1,554,116	1,560,915
Laureate Education, Inc. Term Loan, 8.657%, 03/17/21	667,650	665,008
WEX, Inc. Term Loan B, 4.250%, 07/01/23	361,095	365,609

		2,591,532

Electric—0.3%
Energy Future Intermediate Holding Co. LLC Term Loan, 4.250%, 12/19/16	569,000	571,371
Texas Competitive Electric Holdings Co. LLC Term Loan B, 5.000%, 10/31/17	1,346,058	1,356,154
Term Loan C, 5.000%, 10/31/17	296,192	298,413

		2,225,938

Engineering & Construction—0.1%
Engility Corp. Term Loan B1, 4.774%, 08/12/20	216,000	218,340
Term Loan B2, 5.750%, 08/12/23	406,588	410,908

		629,248

Entertainment—0.3%
Amaya Holdings B.V. 1st Lien Term Loan, 5.000%, 08/01/21	1,688,664	1,689,193
2nd Lien Term Loan, 8.000%, 08/01/22	93,087	93,290
Scientific Games International, Inc. Term Loan B1, 6.000%, 10/18/20	342,679	344,148

		2,126,631

Health Care Equipment & Supplies—0.1%
Air Medical Group Holdings, Inc. Term Loan B, 4.250%, 04/28/22	612,250	608,730

MIST-66

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.2%
Alere, Inc. Term Loan B, 4.250%, 06/18/22	706,990	$702,965
DJO Finance LLC Term Loan, 4.250%, 06/08/20	495,327	486,504
Immucor, Inc. Term Loan B2, 5.000%, 08/17/18	615,206	600,306

		1,789,775

Healthcare-Services—0.1%
MPH Acquisition Holdings LLC Term Loan B, 5.000%, 06/07/23	792,207	803,100

Insurance—0.2%
Alliant Holdings I, Inc. Incremental Term Loan B2, 5.253%, 08/12/22	627,428	631,741
AssuredPartners, Inc. 1st Lien Term Loan, 5.750%, 10/21/22	320,159	322,426
Camelot UK Holdco, Ltd. Term Loan B, 09/07/23 (j)	746,000	747,283

		1,701,450

Internet—0.1%
RP Crown Parent LLC Term Loan B, 09/22/23 (j)	417,000	415,958
Tibco Software, Inc. Term Loan B, 6.500%, 12/04/20	522,578	516,753

		932,711

Lodging—0.8%
Caesars Entertainment Resort Properties LLC Term Loan B, 7.000%, 10/11/20	5,412,552	5,395,637

Machinery—0.1%
Gates Global, Inc. Term Loan B, 4.250%, 07/06/21	967,577	954,705

Media—1.1%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 4.250%, 07/23/21	612,500	606,758
2nd Lien Term Loan, 7.500%, 07/25/22	297,820	284,170
iHeartCommunications, Inc. Term Loan D, 7.274%, 01/30/19	2,362,158	1,819,353
Ligado Networks LLC 2nd Lien Term Loan, 12/07/20 (f)	1,084,130	703,329
Term Loan, 06/15/20 (f)	4,535,591	4,135,892

		7,549,502

Mining—0.2%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 3.750%, 06/30/19	1,207,198	1,207,387

Office/Business Equipment—0.1%
Brand Energy & Infrastructure Services, Inc. Term Loan B, 4.750%, 11/26/20	460,267	455,664

Oil & Gas—0.7%
California Resources Corp. Term Loan A, 3.524%, 10/01/19	650,332	625,538
Chesapeake Energy Corp. Term Loan, 8.500%, 08/23/21	3,091,854	3,247,993
CITGO Holding, Inc. Term Loan B, 9.500%, 05/12/18	920,526	932,464
MEG Energy Corp. Term Loan, 3.750%, 03/31/20	217,716	202,803

		5,008,798

Oil & Gas Services—0.1%
Weatherford International, Ltd. Term Loan, 1.955%, 07/13/20	903,048	866,926

Packaging & Containers—0.3%
BWAY Holding Co., Inc. Term Loan B, 5.500%, 08/14/20	417,898	420,466
Vertiv Co. Term Loan B, 09/29/23 (j)	1,841,000	1,804,180

		2,224,646

Pharmaceuticals—0.4%
DPx Holdings B.V. Incremental Term Loan, 4.250%, 03/11/21	725,738	725,888
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.000%, 02/13/19	60,000	60,031
Term Loan B, 5.250%, 12/11/19	223,037	223,623
Term Loan B, 5.250%, 08/05/20	749,985	751,131
Term Loan B F1, 5.500%, 04/01/22	328,124	329,518
Tranche A, 4.280%, 10/20/18	192,965	193,013
Vizient, Inc. 1st Lien Term Loan, 6.250%, 02/13/23	258,303	261,532

		2,544,736

Retail—0.1%
J. Crew Group, Inc. Term Loan B, 4.000%, 03/05/21	303,448	240,916
Leslie’s Poolmart, Inc. 2016 Term Loan, 5.250%, 08/16/23	378,000	381,071

		621,987

Semiconductors—0.2%
Avago Technologies Cayman, Ltd. Term Loan B3, 3.524%, 02/01/23	747,262	757,070
CEVA Intercompany B.V. Term Loan, 6.500%, 03/19/21	599,120	482,105

		1,239,175

Software—0.6%
BMC Software Finance, Inc. Term Loan, 5.000%, 09/10/20	1,501,265	1,450,806
Informatica Corp. Term Loan, 4.500%, 08/05/22	306,241	298,257

MIST-67

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Kronos, Inc. 2nd Lien Term Loan, 9.750%, 04/30/20	1,581,424	$1,616,215
Solera LLC Term Loan B, 5.750%, 03/03/23	668,640	676,267

		4,041,545

Telecommunications—0.4%
Hawaiian Telcom Communications, Inc. Term Loan B, 5.250%, 06/06/19	257,748	259,520
Intelsat Jackson Holdings S.A. Term Loan B2, 3.750%, 06/30/19	2,448,680	2,337,615
Telenet International Finance S.a.r.l. Term Loan AD, 4.357%, 06/30/24	491,000	496,064

		3,093,199

Transportation—0.1%
CEVA Group PLC Term Loan, 6.500%, 03/19/21	582,670	468,868

Total Floating Rate Loans (Cost $56,265,588)		56,527,758

Common Stocks—4.5%

Banks—0.3%
Bank of America Corp.	31,484	492,725
Citigroup, Inc.	10,296	486,280
JPMorgan Chase & Co.	7,174	477,717
Wells Fargo & Co.	9,883	437,619

		1,894,341

Capital Markets—1.9%
American Capital, Ltd. (k)	707,716	11,967,478
Goldman Sachs Group, Inc. (The)	2,786	449,298
Morgan Stanley	15,938	510,972
Uranium Participation Corp. (k)	28,400	84,857

		13,012,605

Chemicals—0.0%
Advanced Emissions Solutions, Inc. (k)	11,202	84,239

Consumer Finance—1.3%
Ally Financial, Inc. (Private Placement) (k)	481,235	9,369,645

Diversified Telecommunication Services—0.2%
Broadview Networks Holdings, Inc. (k)	52,943	68,825
Level 3 Communications, Inc. (k)	28,670	1,329,715

		1,398,540

Hotels, Restaurants & Leisure—0.3%
Amaya, Inc. (144A) (d)(k)	143,483	2,324,032

Household Durables—0.1%
Stanley-Martin Communities LLC (a) (b) (k)	450	562,500

Oil, Gas & Consumable Fuels—0.2%
Denbury Resources, Inc. (144A) (a) (k)	104,080	324,973
Gener8 Maritime, Inc. (k)	266,132	1,362,596

		1,687,569

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (k)	22,900	1,069,888

Total Common Stocks (Cost $33,702,693)		31,403,359

Asset-Backed Securities—3.2%

Asset-Backed - Other—3.2%
ALM VII, Ltd. 4.165%, 04/24/24 (144A) (e)	450,000	445,107
ALM VIII, Ltd. 3.896%, 01/20/26 (144A) (e)	550,000	528,498
ALM XIV, Ltd. 4.193%, 07/28/26 (144A) (e)	250,000	242,608
AMMC CLO 18, Ltd. 5.665%, 05/26/28 (144A) (e)	500,000	501,791
Anchorage Capital CLO 8, Ltd. 4.921%, 07/28/28 (144A) (e)	1,000,000	983,272
Apidos CLO 4.352%, 07/22/26 (144A) (e)	550,000	538,073
Ares XXXIX CLO, Ltd. 7.942%, 07/18/28 (144A) (e)	1,000,000	979,950
Ares XXXVII CLO, Ltd. 7.480%, 10/15/26 (144A) (e)	500,000	489,686
Atlas Senior Loan Fund, Ltd. 3.259%, 08/15/24 (144A) (e)	500,000	491,106
3.679%, 07/16/26 (144A) (e)	250,000	250,031
4.659%, 08/15/24 (144A) (e)	500,000	497,368
Ballyrock CLO, Ltd. 3.516%, 10/15/28 (144A) (e)	1,000,000	999,970
Benefit Street Partners CLO, Ltd. 4.196%, 07/20/26 (144A) (e)	500,000	477,660
BlueMountain CLO, Ltd. 6.119%, 04/13/27 (144A) (e)	250,000	224,078
Carlyle Global Market Strategies CLO, Ltd. 3.330%, 07/15/25 (144A) (e)	500,000	500,210
7.788%, 10/20/29 (144A) (e)	750,000	726,403
Cedar Funding III CLO, Ltd. 4.361%, 05/20/26 (144A) (e)	270,000	258,239
CIFC Funding, Ltd. 2.222%, 01/22/27 (144A) (e)	500,000	499,997
3.502%, 07/22/26 (144A) (e)	1,000,000	1,000,140
HPS Loan Management, Ltd. 7.084%, 07/19/27 (144A) (e)	800,000	759,626
LCM L.P. 3.925%, 08/25/24 (144A) (e)	500,000	500,377
4.488%, 01/19/23 (144A) (e)	500,000	499,994
5.821%, 04/15/22 (144A) (e)	1,000,000	973,629

MIST-68

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
Madison Park Funding XIV, Ltd. 4.296%, 07/20/26 (144A) (e)	250,000	$246,910
Madison Park Funding, Ltd. 3.095%, 04/22/22 (144A) (e)	250,000	250,007
4.145%, 04/22/22 (144A) (e)	250,000	250,016
Neuberger Berman CLO XIII, Ltd. 3.565%, 01/23/24 (144A) (e)	1,000,000	1,000,182
Neuberger Berman Clo XX, Ltd. 7.123%, 01/15/28 (144A) (e)	500,000	480,005
OCP CLO, Ltd. 2.296%, 10/20/26 (144A) (e)	500,000	500,016
Octagon Investment Partners 26, Ltd. 5.630%, 04/15/27 (144A) (e)	500,000	505,691
Octagon Investment Partners 27, Ltd. 7.762%, 07/15/27 (144A) (e)	1,000,000	991,965
Octagon Investment Partners XII, Ltd. 5.779%, 05/05/23 (144A) (e)	400,000	392,853
Octagon Investment Partners, Ltd. 2.306%, 10/25/25 (144A) (e)	1,500,000	1,500,000
OneMain Financial Issuance Trust 4.320%, 07/18/25 (144A)	200,000	199,234
Race Point CLO, Ltd. 2.190%, 04/15/27 (144A) (e)	500,000	500,158
Sound Point Clo XII, Ltd. 4.728%, 10/20/28 (144A) (e)	500,000	496,559
Symphony CLO, Ltd. 5.502%, 04/15/28 (144A) (e)	250,000	252,775
Venture CLO, Ltd. 2.780%, 07/15/26 (144A) (e)	500,000	500,114
Westcott Park Clo, Ltd. 5.046%, 07/20/28 (144A) (e)	500,000	501,732
7.896%, 07/20/28 (144A) (e)	500,000	489,966

Total Asset-Backed Securities (Cost $22,070,684)		22,425,996

Mutual Funds—2.6%

Investment Company Securities—2.6%
Financial Select Sector SPDR Fund (d)	165,748	3,198,936
iShares iBoxx $ High Yield Corporate Bond ETF (l)	40,460	3,530,540
SPDR Barclays High Yield Bond ETF (d)	285,862	10,496,853
SPDR S&P Oil & Gas Exploration & Production ETF (d)	23,761	913,848

Total Mutual Funds (Cost $17,776,326)		18,140,177

Convertible Preferred Stock—1.0%

Hotels, Restaurants & Leisure—1.0%
Amaya, Inc. Zero Coupon, 12/31/49 (CAD) (Cost $6,986,453)	7,581,000	6,739,951

Convertible Bonds—0.7%
Security Description	Shares/ Principal Amount*	Value

Diversified Financial Services—0.0%
E*Trade Financial Corp. Zero Coupon, 08/31/19	11,000	31,018

Engineering & Construction—0.0%
OHL Investments S.A. 4.000%, 04/25/18 (EUR)	100,000	104,471

Media—0.1%
DISH Network Corp. 3.375%, 08/15/26 (144A)	696,000	762,120

Oil & Gas—0.6%
Chesapeake Energy Corp. 5.500%, 09/15/26 (144A)	672,000	672,000
Whiting Petroleum Corp. 1.250%, 06/05/20	1,793,840	1,722,086
5.750%, 03/15/21	946,800	970,470
6.250%, 04/01/23	537,840	545,908

		3,910,464

Retail—0.0%
Enterprise Funding, Ltd. 3.500%, 09/10/20 (GBP)	300,000	302,016

Total Convertible Bonds (Cost $4,702,274)		5,110,089

Preferred Stocks—0.5%

Banks—0.5%
GMAC Capital Trust, 6.602% (e)	143,228	3,639,424

Diversified Financial Services—0.0%
Marsico Parent Superholdco LLC (144A) (a) (k)	25	0

Total Preferred Stocks (Cost $3,805,108)		3,639,424

Escrow Shares—0.0%

Auto Parts & Equipment—0.0%
Lear Corp. (a) (g)	1,395,000	0
Lear Corp. (a) (g)	1,530,000	0

		0

Chemicals—0.0%
Momentive Performance Materials, Inc. (a)	1,398,000	0

		0

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (g)	489,000	36,920
Lehman Brothers Holdings, Inc. (g)	1,740,000	131,370

		168,290

Total Escrow Shares (Cost $0)		168,290

MIST-69

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Purchased Option—0.0%

Security Description	Shares/ Principal Amount*/ Contracts	Value

Options on Exchange-Traded Futures Contracts—0.0%
Put - U.S. Treasury Bond Futures @ 164.00, Expires 10/21/16 (Cost $63,276)	50	$17,187

Warrant — 0.0%

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/12/19 (b) (k) (Cost $16)	1,601	2,514

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $6,615,642 on 10/03/16, collateralized by $6,650,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $6,749,750.	6,615,625	6,615,625

Total Short-Term Investments (Cost $6,615,625)		6,615,625

Securities Lending Reinvestments (m)—5.9%

Certificates of Deposit—0.4%
Bank of Montreal 0.500%, 10/24/16	500,000	500,000
DZ Bank AG 0.950%, 01/03/17	500,000	500,000
KBC Bank NV 1.000%, 01/04/17	500,000	500,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	500,000	500,000
National Bank of Canada 0.480%, 10/28/16	200,000	199,999
Swedbank 0.350%, 10/03/16	500,000	499,999

		2,699,998

Commercial Paper—0.1%
Credit Suisse AG 0.971%, 10/19/16	200,000	199,998
Victory Receivables Corp. 1.050%, 01/04/17	250,000	249,366

		449,364

Repurchase Agreements—5.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $3,900,303 on 10/03/16, collateralized by $3,685,559 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $3,978,001.	3,900,000	3,900,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $3,900,271 on 10/03/16, collateralized by $3,828,721 Corporate and Foreign Bonds with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $3,978,003.	3,900,000	3,900,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $3,000,125 on 10/03/16, collateralized by $2,916,577 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $3,060,000.	3,000,000	3,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $5,500,206 on 10/03/16, collateralized by $4,338,400 U.S. Treasury Bond at 3.625%, due 08/15/43, with a value of $5,610,077.	5,500,000	5,500,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $3,800,298 on 10/03/16, collateralized by $3,627,780 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $3,877,621.	3,800,000	3,800,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $624,525 on 10/03/16, collateralized by $515,953 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $636,990.	624,500	624,500
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $4,000,233 on 10/03/16, collateralized by $6,398,244 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $4,080,238.	4,000,000	4,000,000

MIST-70

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $500,036 on 10/04/16, collateralized by $480,887 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $510,000.	500,000	$500,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $5,000,217 on 10/03/16, collateralized by $7,059,377 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $5,100,000.	5,000,000	5,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $5,000,192 on 10/03/16, collateralized by $4,680,901 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $5,100,103.	5,000,000	5,000,000

		35,224,500

Time Deposits—0.4%
ANZ London 0.420%, 10/03/16	200,000	200,000
Canadian Imperial Bank 0.260%, 10/03/16	1,000,000	1,000,000
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	400,000	400,000
Den Norske Bank, Oslo 0.400%, 10/03/16	700,000	700,000
Royal Bank of Canada 0.280%, 10/03/16	700,000	700,000

		3,000,000

Total Securities Lending Reinvestments (Cost $41,373,855)		41,373,862

Total Investments—106.1% (Cost $738,903,969) (n)		746,769,908
Other assets and liabilities (net)—(6.1)%		(42,893,822)

Net Assets—100.0%		$703,876,086

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.6% of net assets.
(b)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $4,124,766, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $38,361,278 and the collateral received consisted of cash in the amount of $40,373,873. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Illiquid security. As of September 30, 2016, these securities represent 0.1% of net assets.
(h)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2016, the value of securities pledged amounted to $1,955,000.
(i)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(j)	This loan will settle after September 30, 2016, at which time the interest rate will be determined.
(k)	Non-income producing security.
(l)	Affiliated Issuer.
(m)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(n)	As of September 30, 2016, the aggregate cost of investments was $738,903,969. The aggregate unrealized appreciation and depreciation of investments were $29,149,739 and $(21,283,800), respectively, resulting in net unrealized appreciation of $7,865,939.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $287,787,971, which is 40.9% of net assets.
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound

MIST-71

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
HMH Publishing Co., Ltd. 06/12/19	06/22/14	1,601	$16	$2,514
National Air Cargo Group, Inc., 11.875%, 05/08/18	08/11/15	425,944	425,990	425,944
National Air Cargo Group, Inc., 11.875%, 05/02/18	08/11/15	411,308	411,352	411,308
Stanley-Martin Communities LLC	10/22/07	450	245,671	562,500
Sterling Entertainment Enterprises LLC, 9.750%, 12/15/19	12/28/12	2,750,000	2,750,000	2,722,500

				$4,124,766

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date(a)	Principal Amount		Net Closing Amount
Credit Suisse Securities (USA) LLC	0.750%	12/18/15	OPEN	USD	902,500	$902,500
Deutsche Bank AG	(3.000%)	07/14/16	OPEN	USD	982,500	982,500

Total						$1,885,000

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	100,000	Australia & New Zealand Banking Group, Ltd.	10/05/16	$112,207	$133
EUR	400,000	Credit Suisse International	10/05/16	449,935	(575)
EUR	146,837	Royal Bank of Scotland plc	10/05/16	165,000	(43)
GBP	210,000	Westpac Banking Corp.	10/05/16	277,246	(5,048)

Contracts to Deliver
CAD	10,648,000	Westpac Banking Corp.	10/05/16	8,116,986	684
CAD	10,648,000	JPMorgan Chase Bank N.A.	11/03/16	8,112,527	(5,554)
EUR	122,000	Australia & New Zealand Banking Group, Ltd.	10/05/16	136,943	(112)
EUR	250,000	Barclays Bank plc	10/05/16	279,878	(972)
EUR	99,000	Barclays Bank plc	10/05/16	111,296	79
EUR	90,000	Barclays Bank plc	10/05/16	100,481	(625)
EUR	200,000	Citibank N.A.	10/05/16	224,568	(112)
EUR	92,000	Citibank N.A.	10/05/16	103,334	(19)
EUR	22,999,000	Royal Bank of Scotland plc	10/05/16	25,656,213	(180,882)
EUR	310,000	Royal Bank of Scotland plc	10/05/16	346,771	(1,483)
EUR	22,985,000	Royal Bank of Scotland plc	11/03/16	25,800,663	(55,551)
GBP	457,124	BNP Paribas S.A.	10/05/16	592,857	341
GBP	18,000	Citibank N.A.	10/05/16	23,353	22
GBP	5,637,000	Royal Bank of Scotland plc	10/05/16	7,392,367	85,796
GBP	6,102,000	Nomura International plc	11/03/16	7,918,687	4,733

Net Unrealized Depreciation					$(159,188)

MIST-72

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
Euro-Bobl Futures	12/08/16	(3)	EUR	(395,877)	$(441)
Russell 2000 Mini Index Futures	12/16/16	(46)	USD	(5,565,871)	(176,309)
S&P 500 E-Mini Index Futures	12/16/16	(193)	USD	(20,499,905)	(347,955)

Net Unrealized Depreciation					$(524,705)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Unrealized Depreciation
ITRAXX.XO.26.V1	(5.000%)	12/20/21	3.298%	EUR	480,000	$(1,530)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.27.V1	5.000%	12/20/21	4.013%	USD	9,991,000	$93,902

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
CCO Holdings LLC / CCO Holdings Capital Corp. 7.250%, due 10/30/17	8.000%	09/20/17	Deutsche Bank AG	0.285%	USD	1,500,000	$112,937	$—	$112,937

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(ITRAXX.XO)—	Markit iTraxx Crossover Index

MIST-73

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$3,520,617	$—	$3,520,617
Aerospace/Defense	—	7,895,845	837,252	8,733,097
Agriculture	—	229,636	—	229,636
Airlines	—	6,102,276	—	6,102,276
Apparel	—	283,854	—	283,854
Auto Manufacturers	—	1,251,090	—	1,251,090
Auto Parts & Equipment	—	5,708,662	—	5,708,662
Banks	—	17,384,920	—	17,384,920
Biotechnology	—	116,935	—	116,935
Building Materials	—	7,791,095	—	7,791,095
Chemicals	—	9,665,865	—	9,665,865
Coal	—	5,842,335	—	5,842,335
Commercial Services	—	19,967,004	—	19,967,004
Computers	—	5,255,144	—	5,255,144
Cosmetics/Personal Care	—	281,873	—	281,873
Distribution/Wholesale	—	5,192,464	—	5,192,464
Diversified Financial Services	—	20,520,835	—	20,520,835
Electric	—	8,826,010	—	8,826,010
Electrical Components & Equipment	—	1,287,345	—	1,287,345
Electronics	—	996,193	—	996,193
Engineering & Construction	—	2,997,909	—	2,997,909
Entertainment	—	3,936,952	0	3,936,952
Environmental Control	—	929,879	—	929,879
Food	—	8,116,115	—	8,116,115
Food Service	—	806,340	—	806,340
Forest Products & Paper	—	480,791	—	480,791
Healthcare-Products	—	6,540,146	—	6,540,146
Healthcare-Services	—	29,088,175	—	29,088,175
Holding Companies-Diversified	—	403,234	—	403,234
Home Builders	—	5,884,067	—	5,884,067
Home Furnishings	—	196,730	—	196,730
Household Products/Wares	—	602,208	—	602,208
Insurance	—	4,633,468	—	4,633,468
Internet	—	5,580,065	—	5,580,065
Iron/Steel	—	4,531,918	—	4,531,918
Leisure Time	—	1,106,978	—	1,106,978
Lodging	—	9,047,780	—	9,047,780

MIST-74

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery-Construction & Mining	$—	$567,998	$—	$567,998
Machinery-Diversified	—	1,128,606	—	1,128,606
Media	—	63,939,042	2,722,500	66,661,542
Metal Fabricate/Hardware	—	5,728,410	—	5,728,410
Mining	—	29,147,893	—	29,147,893
Miscellaneous Manufacturing	—	3,997,138	—	3,997,138
Office/Business Equipment	—	825,170	—	825,170
Oil & Gas	—	47,338,078	—	47,338,078
Oil & Gas Services	—	902,970	—	902,970
Packaging & Containers	—	17,398,128	—	17,398,128
Pharmaceuticals	—	13,394,301	—	13,394,301
Pipelines	—	34,650,481	—	34,650,481
Real Estate	—	5,332,635	0	5,332,635
Real Estate Investment Trusts	—	9,948,038	—	9,948,038
Retail	—	17,078,194	—	17,078,194
Semiconductors	—	5,563,942	—	5,563,942
Software	—	21,388,302	—	21,388,302
Storage/Warehousing	—	1,589,813	—	1,589,813
Telecommunications	—	52,357,473	—	52,357,473
Textiles	—	137,655	—	137,655
Transportation	—	5,628,904	—	5,628,904
Total Corporate Bonds & Notes	—	551,045,924	3,559,752	554,605,676
Total Floating Rate Loans*	—	56,527,758	—	56,527,758
Common Stocks
Banks	1,894,341	—	—	1,894,341
Capital Markets	13,012,605	—	—	13,012,605
Chemicals	84,239	—	—	84,239
Consumer Finance	—	9,369,645	—	9,369,645
Diversified Telecommunication Services	1,398,540	—	—	1,398,540
Hotels, Restaurants & Leisure	2,324,032	—	—	2,324,032
Household Durables	—	—	562,500	562,500
Oil, Gas & Consumable Fuels	1,362,596	324,973	—	1,687,569
Wireless Telecommunication Services	1,069,888	—	—	1,069,888
Total Common Stocks	21,146,241	9,694,618	562,500	31,403,359
Total Asset-Backed Securities*	—	22,425,996	—	22,425,996
Total Mutual Funds*	18,140,177	—	—	18,140,177
Total Convertible Preferred Stock*	—	6,739,951	—	6,739,951
Total Convertible Bonds*	—	5,110,089	—	5,110,089
Preferred Stocks
Banks	3,639,424	—	—	3,639,424
Diversified Financial Services	—	—	0	0
Total Preferred Stocks	3,639,424	—	0	3,639,424
Escrow Shares
Auto Parts & Equipment	—	—	0	0
Chemicals	—	—	0	0
Diversified Financial Services	—	168,290	—	168,290
Total Escrow Shares	—	168,290	0	168,290
Total Purchased Option*	17,187	—	—	17,187
Total Warrant*	—	2,514	—	2,514
Total Short-Term Investment*	—	6,615,625	—	6,615,625
Securities Lending Reinvestments
Certificates of Deposit	—	2,699,998	—	2,699,998
Commercial Paper	—	449,364	—	449,364
Repurchase Agreements	—	35,224,500	—	35,224,500

MIST-75

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Time Deposits	$—	$3,000,000	$—	$3,000,000
Total Securities Lending Reinvestments	—	41,373,862	—	41,373,862
Total Investments	$42,943,029	$699,704,627	$4,122,252	$746,769,908
Collateral for Securities Loaned (Liability)	$—	$(40,373,873)	$—	$(40,373,873)
Total Reverse Repurchase Agreements (Liability)	$—	$(1,885,000)	$—	$(1,885,000)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$91,788	$—	$91,788
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(250,976)	—	(250,976)
Total Forward Contracts	$—	$(159,188)	$—	$(159,188)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(524,705)	$—	$—	$(524,705)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$93,902	$—	$93,902
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,530)	—	(1,530)
Total Centrally Cleared Swap Contracts	$—	$92,372	$—	$92,372
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$112,937	$—	$112,937

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $11,485,168 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Sales		Balance as of September 30, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2016
Corporate Bonds & Notes
Aerospace & Defense	$1,193,508	$(24)	$(90)	$(356,142	) (a)	$837,252	$(90)
Entertainment	0	—	0	—		0	0
Media	2,722,500	—	—	—		2,722,500	—
Real Estate	0	—	0	—		0	0
Common Stocks
Household Durables	624,600	—	(25,589)	(36,511)		562,500	(25,589)
Metals & Mining	2	(1,415,501)	1,415,499	0		—	—
Preferred Stocks
Diversified Financial Services	0	—	0	—		0	0
Escrow Shares
Auto Parts & Equipment	25,594	—	(25,594)	—		0	(25,594)
Chemicals	0	—	0	—		0	0
Media	0	—	—	0		—	—

Total	$4,566,204	$(1,415,525)	$1,364,226	$(392,653)		$4,122,252	$(51,273)

(a)	Sales include principal reductions.

MIST-76

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Australia—6.3%
Goodman Group (REIT)	2,724,896	$15,221,100
GPT Group (The) (REIT)	3,902,369	15,144,761
Mirvac Group (REIT)	11,973,598	20,571,182
Scentre Group (REIT)	7,353,847	26,513,319
Vicinity Centres (REIT)	2,740,109	6,666,120
Westfield Corp. (REIT)	1,412,116	10,529,376

		94,645,858

France—7.4%
Gecina S.A. (REIT)	156,958	24,679,308
ICADE (REIT)	73,731	5,750,587
Klepierre (REIT)	897,682	41,143,149
Unibail-Rodamco SE (REIT)	143,719	38,747,196

		110,320,240

Germany—2.7%
Deutsche Wohnen AG	125,582	4,565,002
LEG Immobilien AG (a)	342,887	32,820,832
Vonovia SE	78,754	2,982,088

		40,367,922

Hong Kong—6.9%
Cheung Kong Property Holdings, Ltd.	2,367,000	17,456,942
Henderson Land Development Co., Ltd.	515,900	3,083,509
Link REIT (The) (REIT)	3,264,100	24,084,268
Sun Hung Kai Properties, Ltd.	3,275,300	49,916,708
Wharf Holdings, Ltd. (The)	1,216,000	8,909,907

		103,451,334

Japan—12.2%
Daito Trust Construction Co., Ltd.	102,500	16,380,907
GLP J-REIT (REIT)	5,475	7,269,396
Invincible Investment Corp. (REIT)	5,976	3,343,821
Japan Real Estate Investment Corp. (REIT)	216	1,290,458
Japan Retail Fund Investment Corp. (REIT)	9,268	22,893,473
Kenedix Office Investment Corp. (REIT)	2,422	14,915,530
Mitsubishi Estate Co., Ltd.	1,051,756	19,717,573
Mitsui Fudosan Co., Ltd.	1,481,574	31,546,721
Mori Hills REIT Investment Corp. (REIT)	6,952	10,408,693
Nippon Building Fund, Inc. (REIT)	230	1,455,561
Nippon Prologis REIT, Inc. (REIT)	9,483	23,987,355
Orix JREIT, Inc. (REIT)	8,543	15,067,405
Sumitomo Realty & Development Co., Ltd.	573,000	14,845,117

		183,122,010

Netherlands—1.0%
Eurocommercial Properties NV (REIT)	196,474	8,866,980
NSI NV (REIT)	1,313,326	5,438,372

		14,305,352

Singapore—0.7%
Ascendas Real Estate Investment Trust (REIT)	3,862,400	7,165,323
Mapletree Commercial Trust (REIT)	3,140,442	3,686,059

		10,851,382

Spain—0.3%
Hispania Activos Inmobiliarios SOCIMI S.A. (REIT)	278,750	3,735,684

Sweden—0.5%
Hufvudstaden AB - A Shares	474,953	8,222,337

United Kingdom—4.0%
Derwent London plc (REIT)	84,606	2,857,734
Great Portland Estates plc (REIT)	703,840	5,785,605
Hammerson plc (REIT)	1,236,811	9,428,912
Land Securities Group plc (REIT)	2,469,560	33,939,005
Safestore Holdings plc (REIT)	911,484	4,548,465
Segro plc (REIT)	590,387	3,478,134

		60,037,855

United States—55.4%
Alexandria Real Estate Equities, Inc. (REIT)	132,200	14,379,394
American Homes 4 Rent Trust (REIT) - Class A	266,200	5,760,568
AvalonBay Communities, Inc. (REIT)	193,580	34,426,267
Brixmor Property Group, Inc. (REIT)	330,700	9,190,153
CubeSmart (REIT)	328,660	8,959,272
DCT Industrial Trust, Inc. (REIT)	325,227	15,789,771
DDR Corp. (REIT)	1,225,033	21,352,325
Digital Realty Trust, Inc. (REIT)	310,639	30,169,260
Duke Realty Corp. (REIT)	496,400	13,566,612
Equity Residential (REIT)	612,050	39,373,176
Gaming and Leisure Properties, Inc. (REIT)	582,000	19,467,900
General Growth Properties, Inc. (REIT)	1,562,944	43,137,254
HCP, Inc. (REIT)	423,400	16,068,030
Healthcare Realty Trust, Inc. (REIT)	394,075	13,422,195
Healthcare Trust of America, Inc. (REIT) - Class A	407,669	13,298,163
Highwoods Properties, Inc. (REIT)	206,778	10,777,269
Host Hotels & Resorts, Inc. (REIT)	1,053,977	16,410,422
Kilroy Realty Corp. (REIT)	279,900	19,411,065
Kimco Realty Corp. (REIT)	1,327,700	38,436,915
MGM Growth Properties LLC (REIT) - Class A	280,792	7,320,247
Paramount Group, Inc. (REIT)	540,900	8,865,351
Pebblebrook Hotel Trust (REIT)	357,888	9,519,821
ProLogis, Inc. (REIT)	818,192	43,806,000
Public Storage (REIT)	146,660	32,725,712
QTS Realty Trust, Inc. (REIT) - Class A	144,100	7,615,685
Regency Centers Corp. (REIT)	276,400	21,418,236
Simon Property Group, Inc. (REIT)	359,879	74,498,552
SL Green Realty Corp. (REIT)	310,560	33,571,536
Spirit Realty Capital, Inc. (REIT)	2,045,912	27,272,007
Sun Communities, Inc. (REIT)	282,300	22,154,904
Sunstone Hotel Investors, Inc. (REIT)	744,007	9,515,850
UDR, Inc. (REIT)	604,375	21,751,456
VEREIT, Inc. (REIT)	3,084,681	31,988,142
Vornado Realty Trust (REIT)	381,152	38,576,394
Welltower, Inc. (REIT)	742,057	55,483,602

		829,479,506

Total Common Stocks (Cost $1,315,810,352)		1,458,539,480

MIST-77

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investment—1.8%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $26,657,121 on 10/03/16, collateralized by $26,855,000 U.S. Treasury Note at 1.250% due 03/31/21 with a value of $27,190,688.	26,657,054	$26,657,054

Total Short-Term Investments (Cost $26,657,054)		26,657,054

Total Investments—99.2% (Cost $1,342,467,406) (b)		1,485,196,534
Other assets and liabilities (net)—0.8%		11,482,588

Net Assets—100.0%		$1,496,679,122

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	As of September 30, 2016, the aggregate cost of investments was $1,342,467,406. The aggregate unrealized appreciation and depreciation of investments were $175,977,683 and $(33,248,555), respectively, resulting in net unrealized appreciation of $142,729,128.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2016 (Unaudited)	% of Net Assets
Retail REIT’s	26.8
Diversified REIT’s	12.3
Office REIT’s	10.9
Diversified Real Estate Activities	9.6
Industrial REIT’s	8.7
Residential REIT’s	8.5
Specialized REIT’s	6.9
Health Care REITs	6.6
Real Estate Operating Companies	3.2
Hotel & Resort REITs	2.9

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$94,645,858	$—	$94,645,858
France	—	110,320,240	—	110,320,240
Germany	—	40,367,922	—	40,367,922
Hong Kong	—	103,451,334	—	103,451,334
Japan	—	183,122,010	—	183,122,010
Netherlands	—	14,305,352	—	14,305,352
Singapore	—	10,851,382	—	10,851,382
Spain	—	3,735,684	—	3,735,684
Sweden	—	8,222,337	—	8,222,337
United Kingdom	—	60,037,855	—	60,037,855
United States	829,479,506	—	—	829,479,506
Total Common Stocks	829,479,506	629,059,974	—	1,458,539,480
Total Short-Term Investment*	—	26,657,054	—	26,657,054
Total Investments	$829,479,506	$655,717,028	$—	$1,485,196,534

*	See Schedule of Investments for additional detailed categorizations.

MIST-78

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Engility Holdings, Inc. (a)	57,266	$1,803,879
L-3 Communications Holdings, Inc.	582,900	87,860,517

		89,664,396

Auto Components—2.0%
Johnson Controls International plc	1,406,834	65,459,986

Biotechnology—20.8%
Aduro Biotech, Inc. (a) (b)	31,570	392,415
Agios Pharmaceuticals, Inc. (a) (b)	120,800	6,380,656
Amgen, Inc.	1,710,100	285,261,781
Biogen, Inc. (a)	867,860	271,666,216
ImmunoGen, Inc. (a) (b)	499,700	1,339,196
Ionis Pharmaceuticals, Inc. (a) (b)	498,335	18,258,995
ProQR Therapeutics NV (a)	88,300	588,961
Spark Therapeutics, Inc. (a) (b)	33,520	2,013,211
Vertex Pharmaceuticals, Inc. (a)	932,672	81,338,325

		667,239,756

Communications Equipment—0.1%
ARRIS International plc (a)	122,915	3,482,182

Construction & Engineering—0.8%
Fluor Corp.	519,410	26,656,121

Diversified Telecommunication Services—0.2%
AT&T, Inc.	157,745	6,406,024

Electronic Equipment, Instruments & Components—3.1%
Dolby Laboratories, Inc. - Class A	295,300	16,031,837
Fitbit, Inc. - Class A (a) (b)	54,350	806,554
TE Connectivity, Ltd.	1,269,625	81,738,457

		98,576,848

Energy Equipment & Services—4.2%
Core Laboratories NV (b)	514,070	57,745,483
Frank’s International NV (b)	30,500	396,500
National Oilwell Varco, Inc.	916,878	33,686,098
Weatherford International plc (a)	7,614,500	42,793,490

		134,621,571

Health Care Equipment & Supplies—2.4%
Medtronic plc	861,379	74,423,145
Wright Medical Group NV (a)	58,679	1,439,396

		75,862,541

Health Care Providers & Services—10.2%
UnitedHealth Group, Inc.	2,345,450	328,363,000

Internet & Direct Marketing Retail—1.8%
Liberty Interactive Corp. - Class A (a)	1,867,200	37,362,672
Liberty TripAdvisor Holdings, Inc. - Class A (a)	154,420	3,374,077
Liberty Ventures - Series A (a)	419,879	16,740,576

		57,477,325

Internet Software & Services—2.6%
Facebook, Inc. - Class A (a)	535,500	68,688,585
Twitter, Inc. (a)	600,000	13,830,000

		82,518,585

Machinery—0.7%
Pentair plc	339,804	21,829,009

Media—17.9%
AMC Networks, Inc. - Class A (a)	825,825	42,827,284
CBS Corp. - Class B	323,200	17,691,968
Comcast Corp. - Class A	4,609,600	305,800,864
Liberty Braves Group - Class A (a)	47,058	821,162
Liberty Braves Group - Class C (a)	94,117	1,635,753
Liberty Broadband Corp. - Class A (a)	117,647	8,254,114
Liberty Broadband Corp. - Class C (a)	305,883	21,864,517
Liberty Global plc - Class A (a)	299,400	10,233,492
Liberty Global plc - Class C (a)	299,400	9,892,176
Liberty Global plc LiLAC - Class A (a)	52,325	1,443,647
Liberty Global plc LiLAC - Class C (a)	52,325	1,467,716
Liberty Media Group - Class A (a)	117,647	3,370,587
Liberty Media Group - Class C (a)	235,294	6,621,173
Liberty SiriusXM Group - Class A (a)	470,588	15,990,580
Liberty SiriusXM Group - Class C (a)	941,176	31,444,690
Madison Square Garden Co. (The) - Class A (a)	286,049	48,459,561
MSG Networks, Inc. - Class A (a)	858,150	15,970,172
Starz - Class A (a)	513,888	16,028,167
Viacom, Inc. - Class B	344,700	13,133,070

		572,950,693

Metals & Mining—0.9%
Freeport-McMoRan, Inc.	1,270,800	13,800,888
Nucor Corp.	274,700	13,583,915

		27,384,803

Oil, Gas & Consumable Fuels—5.9%
Anadarko Petroleum Corp.	2,869,860	181,834,330
Newfield Exploration Co. (a)	205,400	8,926,684

		190,761,014

Pharmaceuticals—6.9%
Allergan plc (a)	786,777	181,202,611
Mallinckrodt plc (a)	143,915	10,042,389
Teva Pharmaceutical Industries, Ltd. (ADR)	298,100	13,715,581
Valeant Pharmaceuticals International, Inc. (a)	653,070	16,032,868

		220,993,449

Semiconductors & Semiconductor Equipment—7.0%
Broadcom, Ltd.	891,161	153,743,096
Cree, Inc. (a) (b)	887,200	22,818,784
Intel Corp.	1,288,348	48,635,137

		225,197,017

Software—3.9%
Autodesk, Inc. (a)	944,300	68,301,219

MIST-79

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Citrix Systems, Inc. (a)	616,100	$52,504,042
Nuance Communications, Inc. (a)	400,000	5,800,000

		126,605,261

Technology Hardware, Storage & Peripherals—3.7%
Seagate Technology plc	2,448,500	94,389,675
Western Digital Corp.	444,489	25,989,272

		120,378,947

Trading Companies & Distributors—0.2%
NOW, Inc. (a)	229,219	4,912,163

Total Common Stocks (Cost $2,190,898,009)		3,147,340,691

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Wright Medical Group NV, Expires 03/01/19 (a) (Cost $573,350)	229,340	298,142

Short-Term Investment—2.0%

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $63,910,164 on 10/03/16, collateralized by $64,225,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $65,188,375.	63,910,005	63,910,005

Total Short-Term Investments (Cost $63,910,005)		63,910,005

Securities Lending Reinvestments (c)—1.3%

Certificates of Deposit—0.0%
Bank of Montreal 0.500%, 10/24/16	250,000	250,000
DZ Bank AG 0.950%, 01/03/17	250,000	250,000
KBC Bank NV 1.000%, 01/04/17	250,000	250,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	100,000	100,000
National Bank of Canada 0.480%, 10/28/16	200,000	199,999
Swedbank 0.350%, 10/03/16	100,000	100,000

		1,149,999

Security Description	Principal Amount*	Value

Commercial Paper—0.1%
Credit Suisse AG 0.971%, 10/19/16	200,000	199,998
Victory Receivables Corp. 1.050%, 01/04/17	1,200,000	1,196,955

		1,396,953

Repurchase Agreements—1.1%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $4,500,350 on 10/03/16, collateralized by $4,252,568 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 11/15/17 - 08/20/66, with a value of $4,590,001.	4,500,000	4,500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $4,500,313 on 10/03/16, collateralized by $4,417,755 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $4,590,004.	4,500,000	4,500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $2,000,083 on 10/03/16, collateralized by $1,944,385 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $2,040,000.	2,000,000	2,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $6,000,225 on 10/03/16, collateralized by $4,732,800 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $6,120,084.	6,000,000	6,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $409,917 on 10/03/16, collateralized by $338,654 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $418,099.	409,901	409,901
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $7,000,408 on 10/03/16, collateralized by $11,196,927 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $7,140,417.	7,000,000	7,000,000

MIST-80

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $2,100,151 on 10/04/16, collateralized by $2,019,725 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $2,142,000.	2,100,000	$2,100,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $3,500,152 on 10/03/16, collateralized by $4,941,564 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $3,570,000.	3,500,000	3,500,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $6,000,230 on 10/03/16, collateralized by $5,617,081 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $6,120,123.	6,000,000	6,000,000

		36,009,901

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	200,000	200,000
Canadian Imperial Bank 0.260%, 10/03/16	2,000,000	2,000,000
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	200,000	200,000

Time Deposits—(Continued)
Den Norske Bank, Oslo 0.400%, 10/03/16	900,000	900,000
Royal Bank of Canada 0.280%, 10/03/16	900,000	900,000

		4,200,000

Total Securities Lending Reinvestments (Cost $42,756,679)		42,756,853

Total Investments—101.4% (Cost $2,298,138,043) (d)		3,254,305,691
Other assets and liabilities (net)—(1.4)%		(45,612,927)

Net Assets—100.0%		$3,208,692,764

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $42,119,923 and the collateral received consisted of cash in the amount of $42,256,531. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $2,298,138,043. The aggregate unrealized appreciation and depreciation of investments were $1,182,596,492 and $(226,428,844), respectively, resulting in net unrealized appreciation of $956,167,648.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-81

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,147,340,691	$—	$—	$3,147,340,691
Total Rights*	298,142	—	—	298,142
Total Short-Term Investment*	—	63,910,005	—	63,910,005
Securities Lending Reinvestments
Certificates of Deposit	—	1,149,999	—	1,149,999
Commercial Paper	—	1,396,953	—	1,396,953
Repurchase Agreements	—	36,009,901	—	36,009,901
Time Deposits	—	4,200,000	—	4,200,000
Total Securities Lending Reinvestments	—	42,756,853	—	42,756,853
Total Investments	$3,147,638,833	$106,666,858	$—	$3,254,305,691

Collateral for Securities Loaned (Liability)	$—	$(42,256,531)	$—	$(42,256,531)

*	See Schedule of Investments for additional detailed categorizations.

MIST-82

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
L-3 Communications Holdings, Inc.	26,459	$3,988,165
Orbital ATK, Inc.	42,451	3,236,040
Textron, Inc.	130,176	5,174,496

		12,398,701

Airlines—1.1%
JetBlue Airways Corp. (a)	334,085	5,759,625

Auto Components—0.5%
Delphi Automotive plc	38,844	2,770,354

Banks—5.4%
Citizens Financial Group, Inc.	345,618	8,540,221
Comerica, Inc.	65,874	3,117,158
Huntington Bancshares, Inc.	1,069,117	10,541,493
Signature Bank (a)	54,554	6,461,921

		28,660,793

Beverages—1.7%
Molson Coors Brewing Co. - Class B	79,426	8,720,975

Biotechnology—1.1%
BioMarin Pharmaceutical, Inc. (a)	27,571	2,550,869
Vertex Pharmaceuticals, Inc. (a)	38,465	3,354,533

		5,905,402

Capital Markets—1.1%
Raymond James Financial, Inc.	99,384	5,785,143

Chemicals—1.9%
Celanese Corp. - Series A	85,433	5,686,420
FMC Corp.	91,449	4,420,645

		10,107,065

Commercial Services & Supplies—1.2%
Waste Connections, Inc.	82,823	6,186,878

Communications Equipment—2.0%
Brocade Communications Systems, Inc.	487,749	4,501,924
F5 Networks, Inc. (a)	21,691	2,703,566
Viavi Solutions, Inc. (a)	432,531	3,196,404

		10,401,894

Construction Materials—1.3%
Martin Marietta Materials, Inc.	38,973	6,980,454

Consumer Finance—3.1%
SLM Corp. (a)	815,514	6,091,890
Synchrony Financial	360,002	10,080,056

		16,171,946

Containers & Packaging—1.1%
Bemis Co., Inc.	116,135	5,924,046

Diversified Financial Services—0.0%
Voya Financial, Inc.	6,483	$186,840

Diversified Telecommunication Services—1.4%
Level 3 Communications, Inc. (a)	156,174	7,243,350

Electric Utilities—5.2%
FirstEnergy Corp.	216,542	7,163,209
PG&E Corp.	92,721	5,671,744
Pinnacle West Capital Corp.	67,785	5,150,982
Xcel Energy, Inc.	223,423	9,191,622

		27,177,557

Electrical Equipment—1.8%
AMETEK, Inc.	136,942	6,543,089
Hubbell, Inc.	25,948	2,795,637

		9,338,726

Electronic Equipment, Instruments & Components—1.0%
Corning, Inc.	143,107	3,384,480
VeriFone Systems, Inc. (a)	111,385	1,753,200

		5,137,680

Energy Equipment & Services—1.2%
Baker Hughes, Inc.	59,968	3,026,585
FMC Technologies, Inc. (a)	119,958	3,559,154

		6,585,739

Equity Real Estate Investment Trusts—11.5%
Brixmor Property Group, Inc.	405,606	11,271,791
DDR Corp.	489,787	8,536,987
Federal Realty Investment Trust	33,854	5,211,146
Mid-America Apartment Communities, Inc.	51,984	4,885,976
Post Properties, Inc.	39,881	2,637,331
RLJ Lodging Trust	275,396	5,791,578
Taubman Centers, Inc.	69,011	5,135,108
Ventas, Inc.	87,375	6,171,296
Vornado Realty Trust	110,117	11,144,942

		60,786,155

Food & Staples Retailing—0.6%
Whole Foods Market, Inc.	109,500	3,104,325

Food Products—1.3%
ConAgra Foods, Inc.	149,369	7,036,774

Gas Utilities—0.9%
Atmos Energy Corp.	65,355	4,866,987

Health Care Equipment & Supplies—1.1%
Zimmer Biomet Holdings, Inc.	45,593	5,928,002

Health Care Providers & Services—2.9%
Centene Corp. (a)	131,466	8,802,963

MIST-83

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Laboratory Corp. of America Holdings (a)	48,415	$6,656,094

		15,459,057

Hotels, Restaurants & Leisure—0.3%
MGM Resorts International (a)	66,430	1,729,173

Insurance—6.7%
Arthur J. Gallagher & Co.	107,303	5,458,504
Endurance Specialty Holdings, Ltd.	89,848	5,880,551
Hartford Financial Services Group, Inc. (The)	189,754	8,125,266
Lincoln National Corp.	103,298	4,852,940
W.R. Berkley Corp.	102,559	5,923,808
XL Group, Ltd.	151,408	5,091,851

		35,332,920

Internet & Direct Marketing Retail—1.3%
Expedia, Inc.	57,643	6,728,091

Internet Software & Services—1.1%
IAC/InterActiveCorp	93,040	5,812,209

IT Services—1.0%
Fidelity National Information Services, Inc.	67,000	5,161,010

Leisure Products—0.4%
Mattel, Inc.	62,752	1,900,131

Machinery—4.2%
Ingersoll-Rand plc	59,019	4,009,751
Pentair plc	127,332	8,179,807
Stanley Black & Decker, Inc.	67,507	8,302,011
Wabtec Corp.	23,295	1,902,037

		22,393,606

Media—2.2%
Discovery Communications, Inc. - Class A (a)	108,497	2,920,739
DISH Network Corp. - Class A (a)	100,097	5,483,314
Viacom, Inc. - Class B	77,030	2,934,843

		11,338,896

Metals & Mining—1.0%
Freeport-McMoRan, Inc. (b)	487,456	5,293,772

Mortgage Real Estate Investment Trusts—1.9%
MFA Financial, Inc. (b)	634,372	4,745,103
Starwood Property Trust, Inc.	146,148	3,291,253
Two Harbors Investment Corp.	228,176	1,946,341

		9,982,697

Multi-Utilities—3.0%
SCANA Corp.	84,341	6,103,758

Multi-Utilities—(Continued)
Sempra Energy	92,155	9,878,095

		15,981,853

Oil, Gas & Consumable Fuels—9.4%
Anadarko Petroleum Corp.	58,834	3,727,722
Antero Resources Corp. (a)	209,738	5,652,439
Cabot Oil & Gas Corp.	134,915	3,480,807
Cimarex Energy Co.	48,833	6,561,690
Devon Energy Corp.	148,533	6,551,791
Encana Corp.	607,725	6,362,881
Newfield Exploration Co. (a)	136,877	5,948,674
Pioneer Natural Resources Co.	39,600	7,351,740
Rice Energy, Inc. (a)	144,855	3,782,164

		49,419,908

Pharmaceuticals—1.4%
Perrigo Co. plc	81,853	7,557,487

Road & Rail—0.6%
Old Dominion Freight Line, Inc. (a)	44,860	3,077,845

Semiconductors & Semiconductor Equipment—2.3%
Marvell Technology Group, Ltd.	382,542	5,076,332
Maxim Integrated Products, Inc.	119,279	4,762,811
Skyworks Solutions, Inc.	32,845	2,500,818

		12,339,961

Software—2.1%
Check Point Software Technologies, Ltd. (a)	70,722	5,488,734
Symantec Corp.	215,577	5,410,983

		10,899,717

Specialty Retail—2.8%
AutoZone, Inc. (a)	6,355	4,882,800
Sally Beauty Holdings, Inc. (a)	197,713	5,077,270
Tractor Supply Co.	37,942	2,555,394
Williams-Sonoma, Inc.	46,564	2,378,489

		14,893,953

Textiles, Apparel & Luxury Goods—0.9%
Kate Spade & Co. (a)	113,832	1,949,942
VF Corp.	46,353	2,598,086

		4,548,028

Water Utilities—1.1%
American Water Works Co., Inc.	75,034	5,615,545

Total Common Stocks (Cost $471,448,729)		508,631,270

MIST-84

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investment—2.7%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $14,241,458 on 10/03/16, collateralized by $14,350,000 U.S. Treasury Note at 1.250% due 03/31/21 with a value of $14,529,375.	14,241,423	$14,241,423

Total Short-Term Investments (Cost $14,241,423)		14,241,423

Securities Lending Reinvestments (c)—1.6%

Repurchase Agreements—1.5%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $900,070 on 10/03/16, collateralized by $850,514 U.S. Treasury and Foreign Obligation rates ranging from 0.750% - 4.500%, maturity dates ranging from 11/15/17 - 02/15/39, with a value of $918,000.	900,000	900,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $900,063 on 10/03/16, collateralized by $883,551 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $918,001.	900,000	900,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $1,000,038 on 10/03/16, collateralized by $788,800 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $1,020,014.	1,000,000	1,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $800,063 on 10/03/16, collateralized by $763,743 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $,816,341.	800,000	800,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $496,307 on 10/03/16, collateralized by $410,025 U.S. Treasury Bonds with rates ranging from 3.000% - 3.650%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $506,213.	496,287	496,287

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $1,000,058 on 10/03/16, collateralized by $1,599,561 U.S. Government Agency and Treasury Obligations 0.625% - 6.500% due 05/31/17 - 07/01/46, with a value of $1,020,060	1,000,000	1,000,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $1,500,065 on 10/03/16, collateralized by $2,117,813 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $1,530,000.	1,500,000	1,500,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,500,058 on 10/03/16, collateralized by $1,404,270 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,530,031.	1,500,000	1,500,000

		8,096,287

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	8,287	8,287
Den Norske Bank, Oslo 0.400%, 10/03/16	100,000	100,000
Royal Bank of Canada 0.280%, 10/03/16	100,000	100,000

		208,287

Total Securities Lending Reinvestments (Cost $8,304,574)		8,304,574

Total Investments—100.8% (Cost $493,994,726) (d)		531,177,267
Other assets and liabilities (net)—(0.8)%		(4,098,303)

Net Assets—100.0%		$527,078,964

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $8,096,061 and the collateral received consisted of cash in the amount of $8,304,574. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $493,994,726. The aggregate unrealized appreciation and depreciation of investments were $44,797,420 and $(7,614,879), respectively, resulting in net unrealized appreciation of $37,182,541.

MIST-85

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$508,631,270	$—	$—	$508,631,270
Total Short-Term Investment*	—	14,241,423	—	14,241,423
Securities Lending Reinvestments
Repurchase Agreements	—	8,096,287	—	8,096,287
Time Deposits	—	208,287	—	208,287
Total Securities Lending Reinvestments	—	8,304,574	—	8,304,574
Total Investments	$508,631,270	$22,545,997	$—	$531,177,267

Collateral for Securities Loaned (Liability)	$—	$(8,304,574)	$—	$(8,304,574)

*	See Schedule of Investments for additional detailed categorizations.

MIST-86

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Australia—3.0%
AMP, Ltd.	10,286,182	$41,728,807
Orica, Ltd.	4,520,059	52,732,882

		94,461,689

China—1.7%
Baidu, Inc. (ADR) (a)	293,235	53,389,297

France—13.0%
BNP Paribas S.A.	2,148,676	110,475,683
Bureau Veritas S.A.	2,097,700	44,996,413
Danone S.A.	409,112	30,344,807
Kering	281,500	56,725,009
LVMH Moet Hennessy Louis Vuitton SE	279,500	47,648,520
Pernod-Ricard S.A.	252,200	29,839,499
Safran S.A.	465,500	33,470,941
Valeo S.A.	860,100	50,157,433

		403,658,305

Germany—7.8%
Allianz SE	688,900	102,255,313
Continental AG	172,400	36,246,298
Daimler AG	1,477,000	104,046,057

		242,547,668

Hong Kong—1.7%
Melco Crown Entertainment, Ltd. (ADR) (b)	3,214,330	51,782,856

Indonesia—1.7%
Bank Mandiri Persero Tbk PT	61,892,400	53,346,102

Ireland—2.8%
Experian plc	1,349,800	27,044,324
Willis Towers Watson plc	446,874	59,331,461

		86,375,785

Israel—0.1%
Check Point Software Technologies, Ltd. (a)	51,400	3,989,154

Italy—6.3%
Exor S.p.A.	1,173,000	47,541,206
Intesa Sanpaolo S.p.A.	44,268,100	98,276,033
Prada S.p.A. (b)	15,255,102	49,019,376

		194,836,615

Japan—13.4%
Daiwa Securities Group, Inc.	13,288,000	74,828,551
Honda Motor Co., Ltd.	3,462,000	99,671,185
Komatsu, Ltd.	1,214,400	27,826,835
Nomura Holdings, Inc.	18,396,800	82,331,070
Olympus Corp.	230,900	8,055,161
Omron Corp.	1,326,500	47,664,374
Toyota Motor Corp.	1,301,000	75,449,851

		415,827,027

Mexico—1.9%
Grupo Televisa S.A.B. (ADR)	2,291,308	58,863,703

Netherlands—5.7%
Akzo Nobel NV	279,961	18,945,372
ASML Holding NV	224,850	24,656,853
CNH Industrial NV	12,109,800	86,680,863
Koninklijke Philips NV	1,574,572	46,617,403

		176,900,491

South Korea—1.5%
Samsung Electronics Co., Ltd.	32,800	47,804,255

Sweden—4.0%
Atlas Copco AB - B Shares	653,994	17,856,323
Hennes & Mauritz AB - B Shares	2,000,200	56,388,919
SKF AB - B Shares	2,836,190	48,927,422

		123,172,664

Switzerland—18.2%
Cie Financiere Richemont S.A.	1,144,747	69,701,015
Credit Suisse Group AG (a)	12,006,529	157,079,757
Glencore plc (a)	57,548,573	157,768,957
Kuehne & Nagel International AG	233,900	33,911,824
LafargeHolcim, Ltd. (a)	1,447,105	78,114,020
Nestle S.A.	38,100	3,002,037
Swatch Group AG (The) - Bearer Shares (b)	230,220	65,053,530

		564,631,140

Taiwan—0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,910,000	11,201,684

United Kingdom—13.7%
Ashtead Group plc	4,250,000	70,014,750
Diageo plc	1,599,900	45,874,046
G4S plc	11,082,300	32,721,913
Lloyds Banking Group plc	143,794,200	101,836,426
Meggitt plc	4,695,218	27,450,146
Royal Bank of Scotland Group plc (a)	18,255,201	42,392,028
Schroders plc	1,488,784	52,024,348
Schroders plc (non-voting shares)	10,427	273,526
Smiths Group plc	1,725,607	32,744,475
Wolseley plc	280,300	15,799,775
WPP plc	133,000	3,130,384

		424,261,817

Total Common Stocks (Cost $3,228,178,087)		3,007,050,252

MIST-87

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investment—2.7%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $84,793,449 on 10/03/16, collateralized by $85,215,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $86,493,225.	84,793,237	$84,793,237

Total Short-Term Investments (Cost $84,793,237)		84,793,237

Securities Lending Reinvestments (c)—2.6%

Repurchase Agreements—2.4%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $7,100,552 on 10/03/16, collateralized by $6,709,607 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $7,242,002.	7,100,000	7,100,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $10,000,694 on 10/03/16, collateralized by $9,817,233 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $10,200,009.	10,000,000	10,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $14,000,583 on 10/03/16, collateralized by $13,610,693 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $14,280,001.	14,000,000	14,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $12,000,450 on 10/03/16, collateralized by $9,465,600 U. S. Treasury Bond at 3.625% due 08/15/43 with a value of $12,240,168.	12,000,000	12,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $1,933,892 on 10/03/16, collateralized by $1,597,690 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $1,972,492.	1,933,815	1,933,815

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $4,000,288 on 10/04/16, collateralized by $3,847,095 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $4,080,000.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $12,000,520 on 10/03/16, collateralized by $16,942,504 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $12,240,000.	12,000,000	12,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $12,000,460 on 10/03/16, collateralized by $11,234,161 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $12,240,247.	12,000,000	12,000,000

		73,033,815

Time Deposits—0.2%
ANZ London 0.420%, 10/03/16	900,000	900,000
Canadian Imperial Bank 0.260%, 10/03/16	3,000,000	3,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	1,800,000	1,800,000
Royal Bank of Canada 0.280%, 10/03/16	1,800,000	1,800,000

		7,500,000

Total Securities Lending Reinvestments (Cost $80,533,815)		80,533,815

Total Investments—102.2% (Cost $3,393,505,139) (d)		3,172,377,304
Other assets and liabilities (net)—(2.2)%		(67,924,857)

Net Assets—100.0%		$3,104,452,447

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $75,669,718 and the collateral received consisted of cash in the amount of $80,533,815. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.

MIST-88

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $3,393,505,139. The aggregate unrealized appreciation and depreciation of investments were $197,755,091 and $(418,882,926), respectively, resulting in net unrealized depreciation of $(221,127,835).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2016 (Unaudited)	% of Net Assets
Banks	13.1
Capital Markets	11.8
Textiles, Apparel & Luxury Goods	9.3
Automobiles	9.0
Machinery	5.8
Insurance	5.2
Metals & Mining	5.1
Diversified Financial Services	2.9
Auto Components	2.8
Trading Companies & Distributors	2.8

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Depreciation
AUD	12,470,000	State Street Bank and Trust	12/21/16	$9,174,927	$(352,355)
CHF	98,840,000	State Street Bank and Trust	03/15/17	102,553,461	(222,754)

Net Unrealized Depreciation					$(575,109)

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc

MIST-89

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$94,461,689	$—	$94,461,689
China	53,389,297	—	—	53,389,297
France	—	403,658,305	—	403,658,305
Germany	—	242,547,668	—	242,547,668
Hong Kong	51,782,856	—	—	51,782,856
Indonesia	—	53,346,102	—	53,346,102
Ireland	59,331,461	27,044,324	—	86,375,785
Israel	3,989,154	—	—	3,989,154
Italy	—	194,836,615	—	194,836,615
Japan	—	415,827,027	—	415,827,027
Mexico	58,863,703	—	—	58,863,703
Netherlands	—	176,900,491	—	176,900,491
South Korea	—	47,804,255	—	47,804,255
Sweden	—	123,172,664	—	123,172,664
Switzerland	—	564,631,140	—	564,631,140
Taiwan	—	11,201,684	—	11,201,684
United Kingdom	—	424,261,817	—	424,261,817
Total Common Stocks	227,356,471	2,779,693,781	—	3,007,050,252
Total Short-Term Investment*	—	84,793,237	—	84,793,237
Securities Lending Reinvestments
Repurchase Agreements	—	73,033,815	—	73,033,815
Time Deposits	—	7,500,000	—	7,500,000
Total Securities Lending Reinvestments	—	80,533,815	—	80,533,815
Total Investments	$227,356,471	$2,945,020,833	$—	$3,172,377,304

Collateral for Securities Loaned (Liability)	$—	$(80,533,815)	$—	$(80,533,815)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(575,109)	$—	$(575,109)

*	See Schedule of Investments for additional detailed categorizations.

MIST-90

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Municipals—8.5% of Net Assets

Security Description	Principal Amount*	Value
Columbus Regional Airport Authority, Revenue Bonds 0.810%, 04/01/35 (a)	21,000,000	$21,000,000
County of Emery, Utah, Revenue Bonds 0.750%, 11/01/24 (a)	13,300,000	13,300,000
County of Will, Illinois, Revenue Bonds 0.780%, 04/01/26 (a)	10,000,000	10,000,000
Gainesville & Hall County Development Authority, Revenue Bonds 0.850%, 03/01/21 (a)	5,700,000	5,700,000
Mississippi Business Finance Corp., Revenue Bonds 0.780%, 11/01/35 (a)	21,555,000	21,555,000
New York State Housing Finance Agency, Revenue Bonds 0.900%, 11/01/49 (a)	30,000,000	30,000,000
School District of Philadelphia (The), General Obligation, Ltd. 0.880%, 09/01/30 (a)	25,200,000	25,200,000

Total Municipals (Cost $126,755,000)		126,755,000

U.S. Treasury & Government Agencies—2.8%

U.S. Treasury—2.8%
U.S. Treasury Floating Rate Notes 0.424%, 07/31/18 (a)	8,310,000	8,308,886
0.440%, 04/30/18 (a)	22,092,000	22,110,403
0.522%, 01/31/18 (a)	11,050,000	11,076,896

Total U.S. Treasury & Government Agencies (Cost $41,452,000)		41,496,185

Commodity-Linked Securities—2.4%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 08/22/17 (144A) (a)	9,270,000	8,093,637
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 08/14/17 (144A)	17,930,000	16,602,402
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 08/15/17 (144A) (a)	12,150,000	11,408,612

Total Commodity-Linked Securities (Cost $39,350,000)		36,104,651

Short-Term Investments—84.5%
Security Description	Principal Amount*	Value

Certificate of Deposit—3.5%
Macquarie Bank, Ltd. 0.950%, 12/05/16 (b)	18,000,000	17,969,125
Mizuho Bank, Ltd. (NY) 0.620%, 10/28/16 (b)	34,000,000	34,000,000

		51,969,125

Commercial Paper—52.7%
American Honda Finance Corp. 0.423%, 10/06/16 (b)	22,000,000	21,998,472
0.435%, 10/07/16 (b)	22,500,000	22,498,125
Apple, Inc. 0.000%, 11/15/16 (b)	25,000,000	24,985,625
0.428%, 10/25/16 (144A) (b)	20,000,000	19,994,133
BMW U.S. Capital LLC 0.429%, 10/26/16 (144A) (b)	25,000,000	24,992,361
CAFCO LLC 0.893%, 12/22/16 (144A) (b)	30,000,000	29,939,183
Canadian Imperial Bank of Commerce 1.240%, 03/03/17 (b)	18,500,000	18,500,000
Cancara Asset Securitisation LLC 0.473%, 10/03/16 (b)	20,000,000	19,999,222
CDP Financial, Inc. 0.584%, 10/25/16 (144A) (b)	19,000,000	18,992,400
Coca-Cola, Inc. (The) 0.546%, 10/18/16 (144A) (b)	20,000,000	19,994,617
Collateralized Commercial Paper II Co. LLC 1.001%, 12/06/16 (144A) (b)	40,000,000	39,926,667
Exxon Mobil Corp. 0.491%, 11/01/16 (b)	29,000,000	28,987,514
KFW 0.493%, 10/12/16 (b)	18,000,000	17,997,085
Liberty Funding LLC 0.651%, 10/12/16 (b)	16,550,000	16,546,460
Manhattan Asset Funding Co. LLC 0.982%, 12/12/16 (144A) (b)	25,000,000	24,951,000
Microsoft Corp. 0.497%, 11/16/16 (144A) (b)	20,000,000	19,987,222
0.561%, 12/15/16 (b)	25,000,000	24,970,833
Nationwide Building Society 0.950%, 12/02/16 (b)	15,700,000	15,674,313
Nestle Capital Corp. 0.444%, 11/07/16 (b)	30,000,000	29,986,125
NRW Bank 0.456%, 10/06/16 (b)	15,000,000	14,998,875
Old Line Funding LLC 0.852%, 12/13/16 (144A) (b)	24,500,000	24,457,771
PACCAR Financial Corp. 0.384%, 10/13/16 (b)	38,500,000	38,494,738
PepsiCo, Inc. 0.445%, 11/08/16 (144A) (b)	35,000,000	34,983,375
Proctor & Gamble Co. (The) 0.499%, 12/01/16 (144A) (b)	29,000,000	28,975,431
Regency Market No. 1 LLC 0.593%, 10/14/16 (144A) (b)	20,000,000	19,995,450

MIST-91

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—(Continued)
Ridgefield Funding Co. LLC 1.054%, 12/19/16 (144A) (b)	30,000,000	$29,930,875
Toronto-Dominion Holdings USA, Inc. 0.617%, 11/21/16 (b)	25,000,000	24,978,042
Total Capital Canada, Ltd. 0.452%, 10/19/16 (b)	9,500,000	9,497,768
0.599%, 10/21/16 (b)	20,300,000	20,293,008
Toyota Motor Credit Corp. 0.563%, 10/17/16 (b)	10,000,000	9,997,378
Unilever Capital Corp. 0.289%, 10/04/16 (144A) (b)	25,000,000	24,999,208
0.477%, 10/17/16 (b)	18,500,000	18,495,889
Victory Receivables Corp. 0.792%, 11/09/16 (144A) (b)	24,000,000	23,979,200
Wal-Mart Stores, Inc. 0.399%, 10/24/16 (144A) (b)	16,550,000	16,545,665

		781,544,030

Mutual Funds—22.2%
Premier Portfolio, Institutional Class 0.016% (c) (d)	50,322,759	50,322,759
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 0.630% (c) (d)	232,155,404	232,155,404
STIT-Liquid Assets Portfolio, Institutional Class 0.052% (c) (d)	46,712,256	46,712,256

		329,190,419

U.S. Treasury—6.1%
U.S. Treasury Bills 0.272%, 10/06/16 (b) (e)	24,600,000	24,598,899
0.325%, 12/08/16 (b) (e)	19,180,000	19,168,208
0.338%, 01/05/17 (b) (e)	17,330,000	17,314,472
0.342%, 12/15/16 (b)	3,130,000	3,127,773
0.403%, 01/26/17 (b) (e)	20,740,000	20,713,004

U.S. Treasury—(Continued)
U.S. Treasury Bills 0.575%, 08/17/17 (b)	5,370,000	5,342,983

		90,265,339

Total Short-Term Investments (Cost $1,252,968,913)		1,252,968,913

Total Investments—98.2% (Cost $1,460,525,913) (f)		1,457,324,749
Other assets and liabilities (net)—1.8%		26,314,612

Net Assets—100.0%		$1,483,639,361

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2016.
(d)	Affiliated Issuer.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $57,321,005.
(f)	As of September 30, 2016, the aggregate cost of investments was $1,460,525,913. The aggregate unrealized appreciation and depreciation of investments were $45,299 and $(3,246,463), respectively, resulting in net unrealized depreciation of $(3,201,164).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $438,749,209, which is 29.6% of net assets.
(EMTN)—	Euro Medium-Term Note
(LIBOR)—	London InterBank Offered Rate

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/16	3,255	AUD	443,886,422	$1,608,361
Brent Crude Oil Futures	02/28/17	465	USD	22,132,904	2,112,196
Canada Government Bond 10 Year Futures	12/19/16	2,790	CAD	408,877,640	784,451
Euro Stoxx 50 Index Futures	12/16/16	3,290	EUR	98,574,800	(81,106)
FTSE 100 Index Futures	12/16/16	1,300	GBP	86,730,161	3,133,233
Gasoline RBOB Futures	10/31/16	516	USD	29,235,327	2,472,976
Hang Seng Index Futures	10/28/16	591	HKD	694,703,065	(748,274)
New York Harbor ULSD Futures	02/28/17	120	USD	7,335,722	606,310
Russell 2000 Mini Index Futures	12/16/16	685	USD	84,837,765	670,785
S&P 500 E-Mini Index Futures	12/16/16	912	USD	98,524,434	(10,194)
Silver Futures	12/28/16	479	USD	45,337,227	680,303
TOPIX Index Futures	12/08/16	840	JPY	11,215,842,597	(1,012,205)
U.S. Treasury Long Bond Futures	12/20/16	798	USD	135,906,440	(1,717,753)

MIST-92

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
United Kingdom Long Gilt Bond Futures	12/28/16	1,018	GBP	133,581,013	$(1,278,668)
WTI Light Sweet Crude Oil Futures	02/17/17	309	USD	14,262,582	1,314,108

Net Unrealized Appreciation					$8,534,523

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
0.330%	10/21/16	Barclays Bank plc	Barclays Commodity Strategy 1452 Excess Return Index	USD	18,392,858	$354,963	$—	$354,963
0.450%	07/07/17	Barclays Bank plc	Barclays Commodity Strategy 1719 Excess Return Index	USD	31,833,473	561,874	—	561,874
0.550%	07/07/17	Canadian Imperial Bank of Commerce	CIBC Custom 5 Agriculture Commodity Index	USD	9,154,209	115,661	—	115,661
0.300%	04/10/17	Canadian Imperial Bank of Commerce	CIBC Dynamic Roll LME Copper I Index	USD	28,164,142	1,329,318	—	1,329,318
0.120%	01/12/17	Cargill, Inc.	Cargill Gold Index 1	USD	19,838,613	—	—	—
0.400%	10/07/17	Goldman Sachs & Co.	Goldman Sachs Alpha Basket B823 Excess Return Strategy	USD	35,526,226	25,006	—	25,006
0.000%	10/31/16	Goldman Sachs & Co.	Hang Seng Index	HKD	239,928,627	(275,389)	—	(275,389)
0.250%	04/25/17	JPMorgan Chase Bank N.A.	JPMorgan Contag Gas Oil Class	USD	9,403,162	382,018	—	382,018
0.250%	08/17/17	Bank of America N.A.	MLCX Natural Gas Annual Excess Return Index	USD	6,606,340	—	—	—
0.140%	06/27/17	Bank of America N.A.	Merrill Lynch Gold Excess Return Index	USD	25,297,714	—	—	—
0.470%	10/07/17	Cargill, Inc.	Monthly Rebalance Commodity Excess Return Index	USD	39,012,443	—	—	—
0.380%	10/14/16	Morgan Stanley Capital Services, LLC	S&P GSCI Aluminum Dynamic Roll Index	USD	34,370,423	2,178,788	—	2,178,788
0.090%	10/14/16	JPMorgan Chase Bank N.A.	S&P GSCI Gold Official Close Index	USD	21,101,166	(433,102)	—	(433,102)

Totals						$4,239,137	$—	$4,239,137

Cash in the amount of $490 and securities in the amount of $240,613 have been deposited in a segragated account held by the counterparty as collateral for OTC swap contracts.

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

MIST-93

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Index Information:

Barclays Commodity Strategy 1452 Excess Return Index—a commodity index that provide exposure to future contracts on Copper.

Barclays Commodity Strategy 1719 Excess Return Index—a commodity index that provides exposure to Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybeans, Soybean Meal, Soybean Oil, Sugar and Wheat.

CIBC Custom 5 Agriculture Index—a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybeans, Soybean Meal, Soybean Oil, Sugar and Wheat.

Cargill 11 Commodity Index—a commodity index that provides exposure to future contracts on Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Goldman Sachs Alpha Basket B823 Excess Return Strategy— a commodity index that provides exposure to Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybeans, Soybean Meal, Soybean Oil, Sugar and Wheat.

Monthly Rebalance Commodity Excess Return Index—a commodity index composed of futures contracts on Coffee ‘C’, Corn, Cotton No.2, Soybean Meal, Soybeal Oil, Soybeans, Sugar No.11 and Wheat.

RBC Enhanced Agricultural Basket 04 Excess Return Index—a commodity index composed of futures contracts on Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybeans, Soybean Meal, Soybean Oil, Sugar and Wheat.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Municipals	$—	$126,755,000	$—	$126,755,000
Total U.S. Treasury & Government Agencies*	—	41,496,185	—	41,496,185
Total Commodity-Linked Securities	—	36,104,651	—	36,104,651
Short-Term Investments
Certificate of Deposit	—	51,969,125	—	51,969,125
Commercial Paper	—	781,544,030	—	781,544,030
Mutual Funds	329,190,419	—	—	329,190,419
U.S. Treasury	—	90,265,339	—	90,265,339
Total Short-Term Investments	329,190,419	923,778,494	—	1,252,968,913
Total Investments	$329,190,419	$1,128,134,330	$—	$1,457,324,749

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$13,382,723	$—	$—	$13,382,723
Futures Contracts (Unrealized Depreciation)	(4,848,200)	—	—	(4,848,200)
Total Futures Contracts	$8,534,523	$—	$—	$8,534,523
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,947,628	$—	$4,947,628
OTC Swap Contracts at Value (Liabilities)	—	(708,491)	—	(708,491)
Total OTC Swap Contracts	$—	$4,239,137	$—	$4,239,137

*	See Consolidated Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-94

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—95.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Textron, Inc.	786,235	$31,252,841

Auto Components—1.6%
Johnson Controls International plc	844,510	39,295,050

Automobiles—1.9%
General Motors Co.	1,425,619	45,291,916

Banks—18.4%
Bank of America Corp.	4,869,194	76,202,886
Citigroup, Inc.	2,492,004	117,697,349
Citizens Financial Group, Inc.	839,814	20,751,804
Fifth Third Bancorp	1,757,962	35,967,902
JPMorgan Chase & Co.	1,414,222	94,173,043
PNC Financial Services Group, Inc. (The)	508,343	45,796,621
U.S. Bancorp	240,824	10,328,941
Wells Fargo & Co.	932,356	41,284,724

		442,203,270

Beverages—0.4%
Coca-Cola Co. (The)	251,915	10,661,043

Biotechnology—2.6%
AbbVie, Inc.	271,412	17,117,955
Biogen, Inc. (a)	86,357	27,032,332
Gilead Sciences, Inc.	237,611	18,799,782

		62,950,069

Capital Markets—5.5%
Bank of New York Mellon Corp. (The)	659,688	26,308,357
Goldman Sachs Group, Inc. (The)	149,513	24,111,962
Morgan Stanley	1,244,922	39,912,199
State Street Corp.	617,425	42,991,303

		133,323,821

Chemicals—0.5%
CF Industries Holdings, Inc.	502,125	12,226,744

Communications Equipment—2.6%
Cisco Systems, Inc.	1,969,205	62,463,183

Consumer Finance—1.4%
Ally Financial, Inc.	1,727,527	33,634,951

Containers & Packaging—0.8%
International Paper Co.	420,423	20,171,896

Diversified Telecommunication Services—0.8%
Frontier Communications Corp. (b)	4,899,058	20,380,081

Electric Utilities—0.8%
FirstEnergy Corp.	280,531	9,279,966
PG&E Corp.	151,532	9,269,212

		18,549,178

Electrical Equipment—1.1%
Emerson Electric Co.	502,229	27,376,503

Energy Equipment & Services—2.3%
Halliburton Co.	591,933	26,565,953
Weatherford International plc (a) (b)	4,902,593	27,552,573

		54,118,526

Food & Staples Retailing—2.1%
CVS Health Corp.	273,443	24,333,693
Wal-Mart Stores, Inc.	360,043	25,966,301

		50,299,994

Food Products—0.3%
Mondelez International, Inc. - Class A	161,656	7,096,698

Health Care Equipment & Supplies—0.9%
Medtronic plc	245,896	21,245,414

Health Care Providers & Services—1.0%
Anthem, Inc.	187,974	23,555,022

Hotels, Restaurants & Leisure—2.7%
Carnival Corp.	1,310,031	63,955,713

Industrial Conglomerates—1.3%
General Electric Co.	1,014,549	30,050,941

Insurance—3.8%
Aflac, Inc.	322,906	23,207,254
Allstate Corp. (The)	497,039	34,385,158
American International Group, Inc.	571,993	33,942,065

		91,534,477

Internet Software & Services—1.9%
eBay, Inc. (a)	1,110,807	36,545,550
Yahoo!, Inc. (a)	191,518	8,254,426

		44,799,976

IT Services—0.8%
PayPal Holdings, Inc. (a)	443,076	18,152,824

Machinery—2.7%
Caterpillar, Inc.	534,004	47,403,535
Ingersoll-Rand plc	243,975	16,575,662

		63,979,197

Media—5.8%
CBS Corp. - Class B	220,866	12,090,205
Charter Communications, Inc. - Class A (a)	64,086	17,301,297
Comcast Corp. - Class A	693,372	45,998,299
Time Warner, Inc.	153,423	12,214,005
Twenty-First Century Fox, Inc. - Class B	1,019,273	25,216,814
Viacom, Inc. - Class B	678,911	25,866,509

		138,687,129

MIST-95

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—1.0%
Alcoa, Inc.	2,331,480	$23,641,207

Multiline Retail—1.1%
Target Corp.	371,931	25,544,221

Oil, Gas & Consumable Fuels—14.0%
BP plc (ADR)	1,242,933	43,701,524
Canadian Natural Resources, Ltd.	676,653	21,631,028
Chevron Corp.	398,957	41,060,655
Devon Energy Corp.	958,567	42,282,390
Hess Corp.	495,676	26,578,147
Marathon Oil Corp.	897,121	14,183,483
Occidental Petroleum Corp.	317,594	23,158,955
QEP Resources, Inc.	1,141,522	22,293,925
Royal Dutch Shell plc - Class A (ADR)	945,876	47,360,011
Suncor Energy, Inc.	1,947,921	54,113,245

		336,363,363

Personal Products—0.6%
Unilever NV (b)	312,076	14,386,704

Pharmaceuticals—6.0%
Merck & Co., Inc.	602,391	37,595,222
Novartis AG	291,384	22,914,810
Pfizer, Inc.	1,472,893	49,886,886
Sanofi (ADR)	900,674	34,396,740

		144,793,658

Semiconductors & Semiconductor Equipment—1.6%
Intel Corp.	955,306	36,062,801
QUALCOMM, Inc.	45,630	3,125,655

		39,188,456

Software—2.5%
Citrix Systems, Inc. (a)	83,946	7,153,878
Microsoft Corp.	682,552	39,314,995
Symantec Corp.	567,547	14,245,430

		60,714,303

Specialty Retail—0.4%
Advance Auto Parts, Inc.	69,736	10,399,032

Technology Hardware, Storage & Peripherals—2.5%
HP, Inc.	1,009,543	15,678,203
NetApp, Inc.	1,258,063	45,063,816

		60,742,019

Wireless Telecommunication Services—0.5%
Vodafone Group plc	3,928,777	11,265,278

Total Common Stocks (Cost $2,024,745,784)		2,294,294,698

Short-Term Investment—4.6%
Security Description	Principal Amount*	Value

Repurchase Agreement—4.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $109,961,543 on 10/03/16, collateralized by $104,905,000 U.S. Treasury Notes with rates ranging from 1.250% - 3.625%, maturity dates ranging from 02/15/21 -03/31/21, with a value of $112,162,813.	109,961,268	109,961,268

Total Short-Term Investments (Cost $109,961,268)		109,961,268

Securities Lending Reinvestments (c)—0.2%

Certificates of Deposit—0.1%
Abbey National Treasury Services 0.440%, 10/03/16	100,000	100,000
Bank of Nova Scotia 0.750%, 10/19/16	200,000	200,022
KBC Bank NV Zero Coupon, 12/27/16	100,000	99,861
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	150,000	150,000
National Bank of Canada 0.420%, 10/06/16	250,000	250,000
Norinchukin Bank 0.480%, 10/24/16	100,000	100,000
Standard Chartered Bank New York 0.910%, 12/16/16	400,000	400,031
Swedbank 0.350%, 10/03/16	150,000	149,999

		1,449,913

Commercial Paper—0.0%
Albion Capital Corp. 0.720%, 10/25/16	350,000	349,889
Charta LLC 0.880%, 12/22/16	250,000	249,522
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	100,000	99,946
Kells Funding, LLC 1.040%, 01/19/17	400,000	398,812

		1,098,169

Repurchase Agreements—0.1%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $500,039 on 10/03/16, collateralized by $472,508 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $510,000.	500,000	500,000

MIST-96

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $500,035 on 10/03/16, collateralized by $490,862 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $510,000.	500,000	$500,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $400,031 on 10/03/16, collateralized by $381,872 U.S. Treasury Obligations with rates ranging from 0.000% -6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $408,171.	400,000	400,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $557,721 on 10/03/16, collateralized by $460,763 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $568,853.	557,699	557,699
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $600,035 on 10/03/16, collateralized by $959,737 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $612,036.	600,000	600,000

		2,557,699

Time Deposits—0.0%
ANZ London 0.420%, 10/03/16	23,434	23,434
Den Norske Bank, Oslo 0.400%, 10/03/16	36,530	36,530
Royal Bank of Canada 0.280%, 10/03/16	37,660	37,660

		97,624

Total Securities Lending Reinvestments (Cost $5,203,167)		5,203,405

Total Investments—100.3% (Cost $2,139,910,219) (d)		2,409,459,371
Other assets and liabilities (net)—(0.3)%		(6,891,809)

Net Assets—100.0%		$2,402,567,562

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $4,988,038 and the collateral received consisted of cash in the amount of $5,203,133. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $2,139,910,219. The aggregate unrealized appreciation and depreciation of investments were $391,564,060 and $(122,014,908), respectively, resulting in net unrealized appreciation of $269,549,152.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	19,853,071	Barclays Bank plc	10/21/16	$15,012,682	$(121,950)
CAD	19,853,207	Canadian Imperial Bank of Commerce	10/21/16	15,025,511	(109,225)
CAD	19,853,071	Goldman Sachs International	10/21/16	15,025,737	(108,895)
CAD	19,853,072	Royal Bank of Canada	10/21/16	15,009,278	(125,355)
CHF	4,866,817	Canadian Imperial Bank of Commerce	10/21/16	4,981,389	(33,174)
CHF	4,866,915	Deutsche Bank AG	10/21/16	4,983,887	(30,777)
CHF	4,866,816	Goldman Sachs International	10/21/16	4,981,021	(33,541)
CHF	4,866,817	Royal Bank of Canada	10/21/16	4,983,276	(31,287)
EUR	17,848,770	Barclays Bank plc	10/21/16	19,964,474	(101,721)
EUR	17,848,770	Canadian Imperial Bank of Commerce	10/21/16	19,962,778	(103,416)
EUR	17,848,469	Goldman Sachs International	10/21/16	19,962,977	(102,879)
EUR	17,848,769	Royal Bank of Canada	10/21/16	19,966,204	(99,989)
GBP	8,620,307	Barclays Bank plc	10/21/16	11,193,209	15,953
GBP	8,620,455	Canadian Imperial Bank of Commerce	10/21/16	11,187,971	10,523
GBP	8,620,454	Deutsche Bank AG	10/21/16	11,192,453	15,005

MIST-97

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
GBP	8,620,454	Goldman Sachs International	10/21/16	$11,185,617	$8,169

Net Unrealized Depreciation					$(952,559)

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$31,252,841	$—	$—	$31,252,841
Auto Components	39,295,050	—	—	39,295,050
Automobiles	45,291,916	—	—	45,291,916
Banks	442,203,270	—	—	442,203,270
Beverages	10,661,043	—	—	10,661,043
Biotechnology	62,950,069	—	—	62,950,069
Capital Markets	133,323,821	—	—	133,323,821
Chemicals	12,226,744	—	—	12,226,744
Communications Equipment	62,463,183	—	—	62,463,183
Consumer Finance	33,634,951	—	—	33,634,951
Containers & Packaging	20,171,896	—	—	20,171,896
Diversified Telecommunication Services	20,380,081	—	—	20,380,081
Electric Utilities	18,549,178	—	—	18,549,178
Electrical Equipment	27,376,503	—	—	27,376,503
Energy Equipment & Services	54,118,526	—	—	54,118,526
Food & Staples Retailing	50,299,994	—	—	50,299,994
Food Products	7,096,698	—	—	7,096,698
Health Care Equipment & Supplies	21,245,414	—	—	21,245,414
Health Care Providers & Services	23,555,022	—	—	23,555,022
Hotels, Restaurants & Leisure	63,955,713	—	—	63,955,713
Industrial Conglomerates	30,050,941	—	—	30,050,941
Insurance	91,534,477	—	—	91,534,477
Internet Software & Services	44,799,976	—	—	44,799,976

MIST-98

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$18,152,824	$—	$—	$18,152,824
Machinery	63,979,197	—	—	63,979,197
Media	138,687,129	—	—	138,687,129
Metals & Mining	23,641,207	—	—	23,641,207
Multiline Retail	25,544,221	—	—	25,544,221
Oil, Gas & Consumable Fuels	336,363,363	—	—	336,363,363
Personal Products	14,386,704	—	—	14,386,704
Pharmaceuticals	121,878,848	22,914,810	—	144,793,658
Semiconductors & Semiconductor Equipment	39,188,456	—	—	39,188,456
Software	60,714,303	—	—	60,714,303
Specialty Retail	10,399,032	—	—	10,399,032
Technology Hardware, Storage & Peripherals	60,742,019	—	—	60,742,019
Wireless Telecommunication Services	—	11,265,278	—	11,265,278
Total Common Stocks	2,260,114,610	34,180,088	—	2,294,294,698
Total Short-Term Investment*	—	109,961,268	—	109,961,268
Securities Lending Reinvestments
Certificates of Deposit	—	1,449,913	—	1,449,913
Commercial Paper	—	1,098,169	—	1,098,169
Repurchase Agreements	—	2,557,699	—	2,557,699
Time Deposits	—	97,624	—	97,624
Total Securities Lending Reinvestments	—	5,203,405	—	5,203,405
Total Investments	$2,260,114,610	$149,344,761	$—	$2,409,459,371

Collateral for Securities Loaned (Liability)	$—	$(5,203,133)	$—	$(5,203,133)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$49,650	$—	$49,650
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,002,209)	—	(1,002,209)
Total Forward Contracts	$—	$(952,559)	$—	$(952,559)

*	See Schedule of Investments for additional detailed categorizations.

MIST-99

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
Textron, Inc.	843,188	$33,516,723

Auto Components—3.5%
Johnson Controls International plc	821,320	38,216,020

Banks—9.2%
BB&T Corp.	843,593	31,820,328
Comerica, Inc.	493,795	23,366,379
Wintrust Financial Corp.	608,959	33,839,852
Zions Bancorporation	389,616	12,085,888

		101,112,447

Building Products—2.0%
Owens Corning	416,315	22,227,058

Capital Markets—2.1%
Stifel Financial Corp. (a)	596,002	22,916,277

Chemicals—4.6%
Eastman Chemical Co.	434,880	29,432,678
WR Grace & Co.	287,457	21,214,327

		50,647,005

Commercial Services & Supplies—1.9%
Clean Harbors, Inc. (a)	439,026	21,064,467

Communications Equipment—3.1%
Ciena Corp. (a)	1,536,357	33,492,583

Construction & Engineering—2.4%
Fluor Corp.	522,876	26,833,996

Construction Materials—2.0%
Eagle Materials, Inc.	277,354	21,439,464

Diversified Telecommunication Services—1.7%
Level 3 Communications, Inc. (a)	399,974	18,550,794

Electric Utilities—3.3%
Edison International	352,539	25,470,943
FirstEnergy Corp.	325,323	10,761,685

		36,232,628

Electrical Equipment—0.6%
Babcock & Wilcox Enterprises, Inc. (a)	430,504	7,103,316

Electronic Equipment, Instruments & Components—4.6%
Keysight Technologies, Inc. (a)	887,819	28,134,984
Zebra Technologies Corp. - Class A (a)	313,871	21,848,560

		49,983,544

Energy Equipment & Services—3.8%
Amec Foster Wheeler plc	1,372,440	10,220,659
Amec Foster Wheeler plc (ADR)	422,320	3,137,838

Energy Equipment & Services—(Continued)
Baker Hughes, Inc.	563,520	28,440,854

		41,799,351

Equity Real Estate Investment Trusts—5.5%
Forest City Realty Trust, Inc. - Class A	1,709,247	39,534,883
Kimco Realty Corp.	719,445	20,827,933

		60,362,816

Food Products—2.9%
ConAgra Foods, Inc.	682,981	32,175,235

Health Care Providers & Services—9.3%
AmerisourceBergen Corp.	258,861	20,910,792
Brookdale Senior Living, Inc. (a)	1,329,427	23,198,501
HealthSouth Corp.	682,184	27,676,205
Universal Health Services, Inc. - Class B	244,683	30,149,839

		101,935,337

Hotels, Restaurants & Leisure—3.1%
Royal Caribbean Cruises, Ltd.	455,015	34,103,374

Insurance—8.6%
Arthur J. Gallagher & Co.	509,208	25,903,411
FNF Group	868,524	32,057,221
Willis Towers Watson plc	271,495	36,046,391

		94,007,023

IT Services—2.5%
Teradata Corp. (a)	894,132	27,718,092

Machinery—2.0%
Ingersoll-Rand plc	324,335	22,035,320

Media—2.4%
TEGNA, Inc.	1,195,635	26,136,581

Oil, Gas & Consumable Fuels—3.6%
Devon Energy Corp.	900,232	39,709,233

Road & Rail—1.9%
Swift Transportation Co. (a) (b)	951,254	20,423,423

Software—2.3%
Citrix Systems, Inc. (a)	291,898	24,875,548

Specialty Retail—3.3%
Advance Auto Parts, Inc.	171,229	25,533,669
Ascena Retail Group, Inc. (a) (b)	1,876,392	10,489,031

		36,022,700

Technology Hardware, Storage & Peripherals—1.6%
Diebold, Inc.	717,856	17,795,650

Total Common Stocks (Cost $1,013,969,563)		1,062,436,005

MIST-100

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investment—2.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $25,457,489 on 10/03/16, collateralized by $23,345,000 U.S. Treasury Note at 3.625% due 02/15/21 with a value of $25,971,313.	25,457,426	$25,457,426

Total Short-Term Investments (Cost $25,457,426)		25,457,426

Securities Lending Reinvestments (c)—0.5%

Certificate of Deposit—0.0%
Standard Chartered Bank New York 0.910%, 12/16/16	25,000	25,002

Repurchase Agreements—0.5%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $400,031 on 10/03/16, collateralized by $378,006 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $408,000.	400,000	400,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $400,028 on 10/03/16, collateralized by $392,689 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $408,000.	400,000	400,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $750,028 on 10/03/16, collateralized by $591,000 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $765,011.	750,000	750,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $950,082 on 10/03/16, collateralized by $906,945 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $969,405.	950,000	950,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $407,374 on 10/03/16, collateralized by $336,553 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 -11/15/44, with a value of $415,505.	407,358	407,358

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $750,044 on 10/03/16, collateralized by $1,199,671 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $765,045.	750,000	750,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $1,000,043 on 10/03/16, collateralized by $1,411,875 U.S. Government Agency Obligations with rates ranging from 2.500% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $1,020,000.	1,000,000	1,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $700,027 on 10/03/16, collateralized by $655,326 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $714,014.	700,000	700,000

		5,357,358

Time Deposits—0.0%
ANZ London 0.420%, 10/03/16	34,842	34,842
Den Norske Bank, Oslo 0.400%, 10/03/16	97,775	97,775
Royal Bank of Canada 0.280%, 10/03/16	100,000	100,000

		232,617

Total Securities Lending Reinvestments (Cost $5,614,975)		5,614,977

Total Investments— 99.7% (Cost $1,045,041,964) (d)		1,093,508,408
Other assets and liabilities (net)—0.3%		2,865,777

Net Assets—100.0%		$1,096,374,185

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $5,479,514 and the collateral received consisted of cash in the amount of $5,614,975. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.

MIST-101

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(d)	As of September 30, 2016, the aggregate cost of investments was $1,045,041,964. The aggregate unrealized appreciation and depreciation of investments were $123,303,567 and $(74,837,123), respectively, resulting in net unrealized appreciation of $48,466,444.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$33,516,723	$—	$—	$33,516,723
Auto Components	38,216,020	—	—	38,216,020
Banks	101,112,447	—	—	101,112,447
Building Products	22,227,058	—	—	22,227,058
Capital Markets	22,916,277	—	—	22,916,277
Chemicals	50,647,005	—	—	50,647,005
Commercial Services & Supplies	21,064,467	—	—	21,064,467
Communications Equipment	33,492,583	—	—	33,492,583
Construction & Engineering	26,833,996	—	—	26,833,996
Construction Materials	21,439,464	—	—	21,439,464
Diversified Telecommunication Services	18,550,794	—	—	18,550,794
Electric Utilities	36,232,628	—	—	36,232,628
Electrical Equipment	7,103,316	—	—	7,103,316
Electronic Equipment, Instruments & Components	49,983,544	—	—	49,983,544
Energy Equipment & Services	31,578,692	10,220,659	—	41,799,351
Equity Real Estate Investment Trusts	60,362,816	—	—	60,362,816
Food Products	32,175,235	—	—	32,175,235
Health Care Providers & Services	101,935,337	—	—	101,935,337
Hotels, Restaurants & Leisure	34,103,374	—	—	34,103,374
Insurance	94,007,023	—	—	94,007,023
IT Services	27,718,092	—	—	27,718,092
Machinery	22,035,320	—	—	22,035,320
Media	26,136,581	—	—	26,136,581
Oil, Gas & Consumable Fuels	39,709,233	—	—	39,709,233
Road & Rail	20,423,423	—	—	20,423,423
Software	24,875,548	—	—	24,875,548

MIST-102

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$36,022,700	$—	$—	$36,022,700
Technology Hardware, Storage & Peripherals	17,795,650	—	—	17,795,650
Total Common Stocks	1,052,215,346	10,220,659	—	1,062,436,005
Total Short-Term Investment*	—	25,457,426	—	25,457,426
Securities Lending Reinvestments
Certificate of Deposit	—	25,002	—	25,002
Repurchase Agreements	—	5,357,358	—	5,357,358
Time Deposits	—	232,617	—	232,617
Total Securities Lending Reinvestments	—	5,614,977	—	5,614,977
Total Investments	$1,052,215,346	$41,293,062	$—	$1,093,508,408

Collateral for Securities Loaned (Liability)	$—	$(5,614,975)	$—	$(5,614,975)

*	See Schedule of Investments for additional detailed categorizations.

MIST-103

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
TransDigm Group, Inc. (a)	40,784	$11,791,470

Air Freight & Logistics—0.7%
Forward Air Corp.	201,327	8,709,406

Auto Components—0.6%
Visteon Corp.	92,078	6,598,309

Banks—3.8%
BankUnited, Inc.	244,526	7,384,685
Cathay General Bancorp	313,821	9,659,410
Cullen/Frost Bankers, Inc. (b)	130,193	9,366,085
Home BancShares, Inc.	396,267	8,246,316
MB Financial, Inc.	255,415	9,715,987

		44,372,483

Beverages—0.5%
Boston Beer Co., Inc. (The) - Class A (a)	40,450	6,280,267

Biotechnology—4.8%
ACADIA Pharmaceuticals, Inc. (a)	170,035	5,408,813
Cepheid, Inc. (a)	186,186	9,810,140
Exelixis, Inc. (a)	1,051,624	13,450,271
Halozyme Therapeutics, Inc. (a) (b)	348,777	4,213,226
Momenta Pharmaceuticals, Inc. (a)	578,722	6,765,260
Neurocrine Biosciences, Inc. (a)	176,460	8,935,935
Repligen Corp. (a)	243,298	7,345,167

		55,928,812

Building Products—1.8%
A.O. Smith Corp.	114,186	11,280,435
Masonite International Corp. (a)	152,294	9,468,118

		20,748,553

Capital Markets—2.0%
Janus Capital Group, Inc.	525,011	7,355,404
MarketAxess Holdings, Inc.	63,269	10,476,714
WisdomTree Investments, Inc. (b)	533,377	5,488,449

		23,320,567

Chemicals—0.8%
PolyOne Corp.	287,028	9,704,417

Commercial Services & Supplies—1.3%
Pitney Bowes, Inc.	452,661	8,220,324
Steelcase, Inc. - Class A	549,569	7,633,513

		15,853,837

Construction Materials—1.1%
Martin Marietta Materials, Inc.	69,909	12,521,401

Containers & Packaging—1.0%
Berry Plastics Group, Inc. (a)	260,426	11,419,680

Distributors—1.0%
Pool Corp.	121,781	11,510,740

Diversified Telecommunication Services—1.4%
SBA Communications Corp. - Class A (a)	152,127	17,062,564

Electrical Equipment—1.7%
Acuity Brands, Inc.	76,091	20,133,679

Electronic Equipment, Instruments & Components—3.8%
Cognex Corp.	217,713	11,508,309
Littelfuse, Inc.	71,795	9,247,914
SYNNEX Corp.	123,976	14,146,901
Zebra Technologies Corp. - Class A (a)	133,170	9,269,964

		44,173,088

Energy Equipment & Services—1.2%
Patterson-UTI Energy, Inc.	628,871	14,067,844

Equity Real Estate Investment Trusts—2.0%
CubeSmart	295,926	8,066,943
Highwoods Properties, Inc.	112,125	5,843,955
Physicians Realty Trust	425,472	9,164,667

		23,075,565

Food Products—2.1%
B&G Foods, Inc.	231,233	11,372,039
Lancaster Colony Corp.	105,014	13,871,299

		25,243,338

Health Care Equipment & Supplies—6.6%
Align Technology, Inc. (a)	116,140	10,888,125
Cantel Medical Corp.	126,906	9,896,130
DexCom, Inc. (a)	130,861	11,471,275
Halyard Health, Inc. (a)	77,754	2,694,954
Hill-Rom Holdings, Inc.	200,401	12,420,854
ICU Medical, Inc. (a)	51,151	6,464,463
NuVasive, Inc. (a) (b)	183,619	12,240,042
NxStage Medical, Inc. (a)	480,542	12,008,745

		78,084,588

Health Care Providers & Services—4.4%
Chemed Corp.	60,442	8,526,553
HealthEquity, Inc. (a)	339,074	12,833,951
HealthSouth Corp.	249,083	10,105,297
Select Medical Holdings Corp. (a)	608,917	8,220,379
VCA, Inc. (a)	174,274	12,195,695

		51,881,875

Hotels, Restaurants & Leisure—6.8%
BJ’s Restaurants, Inc. (a)	185,932	6,609,882
Cheesecake Factory, Inc. (The)	171,583	8,589,445
Dunkin’ Brands Group, Inc.	191,238	9,959,675
Jack in the Box, Inc.	135,759	13,024,718
Panera Bread Co. - Class A (a)	39,650	7,720,648
Penn National Gaming, Inc. (a)	568,059	7,708,561

MIST-104

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Texas Roadhouse, Inc.	277,767	$10,841,246
Vail Resorts, Inc.	96,303	15,108,015

		79,562,190

Household Durables—0.6%
CalAtlantic Group, Inc.	208,454	6,970,702

Insurance—1.3%
American Equity Investment Life Holding Co.	374,030	6,631,552
RLI Corp.	126,847	8,671,261

		15,302,813

Internet Software & Services—2.4%
CoStar Group, Inc. (a)	81,488	17,644,597
Pandora Media, Inc. (a) (b)	433,599	6,213,474
Q2 Holdings, Inc. (a)	153,211	4,391,027

		28,249,098

IT Services—3.6%
Booz Allen Hamilton Holding Corp.	385,756	12,193,747
EPAM Systems, Inc. (a)	127,850	8,861,284
Euronet Worldwide, Inc. (a)	150,536	12,318,361
ExlService Holdings, Inc. (a)	178,848	8,913,784

		42,287,176

Leisure Products—0.8%
Brunswick Corp.	183,260	8,939,423

Life Sciences Tools & Services—3.6%
Bio-Techne Corp.	96,489	10,565,546
PAREXEL International Corp. (a)	137,787	9,569,307
PerkinElmer, Inc.	188,043	10,551,093
VWR Corp. (a)	413,887	11,737,835

		42,423,781

Machinery—3.0%
ITT, Inc.	250,507	8,978,171
John Bean Technologies Corp.	65,111	4,593,581
WABCO Holdings, Inc. (a)	104,047	11,812,456
Wabtec Corp.	126,716	10,346,361

		35,730,569

Marine—0.7%
Kirby Corp. (a)	139,480	8,670,077

Media—0.6%
IMAX Corp. (a)	263,814	7,642,692

Oil, Gas & Consumable Fuels—3.0%
Energen Corp.	211,918	12,231,907
Laredo Petroleum, Inc. (a) (b)	787,431	10,157,860
Parsley Energy, Inc. - Class A (a)	377,513	12,650,460

		35,040,227

Pharmaceuticals—2.7%
Catalent, Inc. (a)	330,888	8,550,146
Impax Laboratories, Inc. (a)	146,477	3,471,505
Nektar Therapeutics (a)	684,871	11,766,084
Prestige Brands Holdings, Inc. (a)	168,527	8,134,798

		31,922,533

Professional Services—0.6%
CEB, Inc.	134,650	7,334,385

Road & Rail—2.6%
Knight Transportation, Inc.	396,764	11,383,159
Old Dominion Freight Line, Inc. (a)	145,664	9,994,007
Swift Transportation Co. (a)	427,072	9,169,236

		30,546,402

Semiconductors & Semiconductor Equipment—5.9%
Cavium, Inc. (a) (b)	155,343	9,040,963
Cirrus Logic, Inc. (a)	110,251	5,859,841
Integrated Device Technology, Inc. (a)	179,819	4,153,819
MKS Instruments, Inc.	257,370	12,799,010
Monolithic Power Systems, Inc.	190,070	15,300,635
Power Integrations, Inc.	179,417	11,308,653
Silicon Laboratories, Inc. (a)	178,955	10,522,554

		68,985,475

Software—12.6%
Aspen Technology, Inc. (a)	243,692	11,402,349
CommVault Systems, Inc. (a)	223,023	11,849,212
Fair Isaac Corp.	113,256	14,110,565
Guidewire Software, Inc. (a)	195,839	11,746,423
Interactive Intelligence Group, Inc. (a)	162,616	9,779,726
Manhattan Associates, Inc. (a)	229,639	13,231,799
Mentor Graphics Corp.	430,322	11,377,714
MicroStrategy, Inc. - Class A (a)	62,903	10,532,478
Proofpoint, Inc. (a) (b)	166,206	12,440,519
Qualys, Inc. (a)	264,138	10,087,430
Take-Two Interactive Software, Inc. (a)	267,886	12,076,301
Ultimate Software Group, Inc. (The) (a)	65,243	13,335,017
Verint Systems, Inc. (a)	154,422	5,810,900

		147,780,433

Specialty Retail—1.1%
DSW, Inc. - Class A	239,718	4,909,425
Five Below, Inc. (a)	196,238	7,906,429

		12,815,854

Technology Hardware, Storage & Peripherals—0.4%
Cray, Inc. (a)	204,903	4,823,417

Textiles, Apparel & Luxury Goods—2.1%
Carter’s, Inc.	98,168	8,512,147
G-III Apparel Group, Ltd. (a)	243,999	7,112,571
Steven Madden, Ltd. (a)	268,493	9,279,118

		24,903,836

MIST-105

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—1.1%
Watsco, Inc.	92,889	$13,088,060

Total Common Stocks (Cost $883,799,178)		1,165,501,626

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $16,010,396 on 10/03/16, collateralized by $16,090,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $16,331,350.	16,010,356	16,010,356

Total Short-Term Investments (Cost $16,010,356)		16,010,356

Securities Lending Reinvestments (c)—3.1%

Certificates of Deposit—0.7%
Abbey National Treasury Services 0.440%, 10/03/16	800,000	800,000
Bank of Montreal 0.500%, 10/24/16	250,000	250,000
Bank of Nova Scotia 0.750%, 10/19/16	600,000	600,066
Bank of Tokyo-Mitsubishi Ltd. 0.450%, 10/04/16	200,000	200,000
Chiba Bank Ltd, New York 0.870%, 11/30/16	750,000	750,127
DZ Bank AG 0.950%, 01/03/17	250,000	250,000
KBC Bank NV Zero Coupon, 12/27/16	500,000	499,305
1.000%, 01/04/17	250,000	250,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	1,000,000	1,000,001
National Bank of Canada 0.420%, 10/06/16	600,000	599,999
0.480%, 10/28/16	500,000	499,997
Norinchukin Bank 0.480%, 10/24/16	500,000	500,000
Standard Chartered Bank New York 0.910%, 12/16/16	300,000	300,023
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	800,000	800,023
Swedbank 0.350%, 10/03/16	1,000,000	999,998

		8,299,539

Commercial Paper—0.5%
Albion Capital Corp. 0.720%, 10/25/16	500,000	499,841

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
BNP Paribas 0.510%, 10/21/16	800,000	$799,798
Charta, LLC 0.880%, 12/22/16	1,000,000	998,089
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	500,000	499,731
Credit Suisse AG 0.971%, 10/19/16	500,000	499,994
Kells Funding, LLC 1.040%, 01/19/17	300,000	299,109
LMA S.A. & LMA Americas 0.580%, 10/14/16	200,000	199,970
0.580%, 10/17/16	200,000	199,952
Manhattan Asset Funding 0.740%, 11/28/16	1,000,000	999,009
Ridgefield Funding Co. LLC 0.650%, 10/26/16	800,000	799,595

		5,795,088

Repurchase Agreements—1.7%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $2,000,156 on 10/03/16, collateralized by $1,890,030 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $2,040,001.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $3,000,208 on 10/03/16, collateralized by $2,945,170 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $3,060,003.	3,000,000	3,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $4,000,150 on 10/03/16, collateralized by $3,155,200 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $4,080,056.	4,000,000	4,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $4,000,314 on 10/03/16, collateralized by $3,818,716 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $4,081,706.	4,000,000	4,000,000

MIST-106

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $387,143 on 10/03/16, collateralized by $319,839 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $394,870.	387,127	$387,127
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $2,000,117 on 10/03/16, collateralized by $3,199,122 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $2,040,119.	2,000,000	2,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $1,800,130 on 10/04/16, collateralized by $1,731,193 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $1,836,000.	1,800,000	1,800,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $3,000,115 on 10/03/16, collateralized by $2,808,540 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $3,060,062.	3,000,000	3,000,000

		20,187,127

Time Deposits—0.2%
ANZ London 0.420%, 10/03/16	79,250	79,250
Canadian Imperial Bank 0.260%, 10/03/16	1,000,000	1,000,000
DBS Bank Limited, Singapore 0.380%, 10/04/16	400,000	400,000
Den Norske Bank, Oslo 0.400%, 10/03/16	300,000	300,000
Royal Bank of Canada 0.280%, 10/03/16	300,000	300,000

		2,079,250

Total Securities Lending Reinvestments (Cost $36,360,217)		36,361,004

Total Investments—103.5% (Cost $936,169,751) (d)		1,217,872,986
Other assets and liabilities (net)—(3.5)%		(41,369,400)

Net Assets—100.0%		$1,176,503,586

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $35,736,182 and the collateral received consisted of cash in the amount of $35,860,064. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $936,169,751. The aggregate unrealized appreciation and depreciation of investments were $335,796,844 and $(54,093,609), respectively, resulting in net unrealized appreciation of $281,703,235.

MIST-107

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,165,501,626	$—	$—	$1,165,501,626
Total Short-Term Investment*	—	16,010,356	—	16,010,356
Securities Lending Reinvestments
Certificates of Deposit	—	8,299,539	—	8,299,539
Commercial Paper	—	5,795,088	—	5,795,088
Repurchase Agreements	—	20,187,127	—	20,187,127
Time Deposits	—	2,079,250	—	2,079,250
Total Securities Lending Reinvestments	—	36,361,004	—	36,361,004
Total Investments	$1,165,501,626	$52,371,360	$—	$1,217,872,986

Collateral for Securities Loaned (Liability)	$—	$(35,860,064)	$—	$(35,860,064)

*	See Schedule of Investments for additional detailed categorizations.

MIST-108

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—62.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—33.5%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	678,047	$698,869
Fannie Mae 20 Yr. Pool 4.000%, 02/01/31	2,056,151	2,226,862
6.000%, 07/01/28	430,389	492,686
Fannie Mae 30 Yr. Pool 3.500%, 07/01/42	1,890,199	2,000,152
3.500%, 08/01/42	1,282,086	1,356,865
4.500%, 02/01/40	657,142	727,743
5.000%, 09/01/35	1,430,040	1,593,493
6.000%, 12/01/39	524,528	602,047
Fannie Mae ARM Pool 0.926%, 07/01/24 (a)	5,000,000	5,049,270
0.936%, 09/01/24 (a)	3,000,000	3,013,689
0.956%, 11/01/23 (a)	4,738,732	4,738,943
0.976%, 09/01/24 (a)	3,842,333	3,855,197
1.196%, 01/01/21 (a)	933,763	937,453
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	1,472,975	1,669,987
Fannie Mae Interest Strip (CMO) 4.500%, 11/25/20 (b)	383,293	16,248
Fannie Mae Pool 2.330%, 11/01/22	17,810,000	18,405,671
2.360%, 05/01/23	9,117,677	9,439,150
2.420%, 05/01/23	5,677,623	5,891,067
2.450%, 11/01/22	3,000,000	3,117,571
2.450%, 09/01/28	5,220,000	5,325,821
2.480%, 10/25/28 (c)	9,036,855	9,121,576
2.520%, 05/01/23	25,000,000	26,124,923
2.530%, 05/01/23	4,115,434	4,296,557
2.540%, 05/01/23	5,000,000	5,227,521
2.600%, 09/01/28	1,010,000	1,044,204
2.640%, 04/01/23	1,899,723	1,991,933
2.640%, 05/01/23	2,275,285	2,386,159
2.690%, 10/01/23	2,000,000	2,105,390
2.700%, 05/01/23	5,000,000	5,227,396
2.720%, 03/01/23	3,113,803	3,277,680
2.730%, 07/01/28	3,000,000	3,120,835
2.740%, 06/01/23	2,891,557	3,043,705
2.810%, 09/01/31	1,600,000	1,659,232
2.890%, 05/01/27	1,989,779	2,074,795
2.920%, 12/01/24	1,000,000	1,061,760
2.970%, 06/01/30	2,750,000	2,899,074
2.980%, 09/01/36	1,650,000	1,724,331
2.990%, 01/01/25	1,250,000	1,332,120
3.000%, 01/01/43	5,052,299	5,268,928
3.050%, 04/01/22	3,346,339	3,561,781
3.110%, 12/01/24	1,500,000	1,613,746
3.200%, 11/01/20	10,336,549	10,972,950
3.235%, 10/01/26	1,452,779	1,578,295
3.240%, 12/01/26	1,500,000	1,639,309
3.260%, 12/01/26	1,000,000	1,089,988
3.290%, 08/01/26	2,000,000	2,188,555
3.340%, 02/01/27	1,500,000	1,641,437
3.380%, 12/01/23	2,000,000	2,189,965
3.430%, 10/01/23	11,808,755	12,909,404

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool 3.440%, 11/01/21	3,933,496	4,244,109
3.450%, 01/01/24	1,000,000	1,097,323
3.490%, 09/01/23	3,945,373	4,326,077
3.500%, 08/01/26	513,980	531,905
3.500%, 02/01/33	5,369,507	5,717,900
3.500%, 05/01/33	5,606,261	5,968,938
3.500%, 12/01/42	6,684,843	7,122,458
3.500%, 03/01/43	8,034,953	8,576,526
3.500%, 05/01/43	26,700,419	28,496,486
3.500%, 06/01/43	6,526,465	6,966,043
3.500%, 07/01/43	3,866,269	4,126,844
3.500%, 08/01/43	8,757,930	9,348,513
3.550%, 02/01/30	1,500,000	1,666,313
3.560%, 03/01/24	7,246,284	8,007,947
3.563%, 01/01/21	11,834,065	12,742,408
3.630%, 10/01/29	1,464,603	1,628,367
3.670%, 07/01/23	2,500,000	2,774,954
3.730%, 07/01/22	5,753,917	6,272,495
3.739%, 06/01/18	1,724,538	1,773,880
3.760%, 10/01/23	1,462,497	1,628,257
3.760%, 11/01/23	1,100,000	1,228,032
3.770%, 12/01/20	2,270,357	2,456,577
3.804%, 05/01/22	9,085,427	9,904,039
3.970%, 07/01/21	4,653,079	5,108,133
4.000%, 10/01/32	1,801,249	1,961,116
4.000%, 12/01/40	625,803	677,855
4.000%, 07/01/42	3,486,528	3,796,062
4.260%, 12/01/19	2,696,651	2,914,309
4.330%, 04/01/20	3,791,579	4,134,608
4.770%, 06/01/19	3,390,751	3,642,980
5.895%, 10/01/17	2,189,706	2,274,267
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (d)	2,419,767	2,067,586
Zero Coupon, 10/25/43 (d)	1,214,225	1,042,461
Zero Coupon, 12/25/43 (d)	2,746,600	2,322,823
1.025%, 05/25/35 (a)	2,905,095	2,902,994
1.025%, 10/25/42 (a)	1,334,957	1,331,819
1.036%, 03/25/27 (a)	453,075	454,295
1.125%, 10/25/43 (a)	2,775,738	2,793,176
1.125%, 12/25/43 (a)	3,275,970	3,292,018
1.425%, 03/25/38 (a)	482,459	490,086
1.525%, 08/25/32 (a)	1,040,177	1,069,863
3.500%, 02/25/43	7,195,765	7,576,756
5.000%, 03/25/40	9,384,832	10,400,498
5.500%, 12/25/35	1,431,001	1,519,670
6.000%, 01/25/36	1,072,186	1,136,836
6.005%, 01/25/41 (a) (b)	6,197,265	1,471,852
6.500%, 07/18/28	216,278	242,811
Fannie Mae-ACES 2.207%, 01/25/22	10,000,000	10,275,399
2.280%, 12/27/22	9,391,000	9,639,476
2.488%, 05/25/26	1,600,000	1,645,860
2.614%, 10/25/21 (a)	2,000,000	2,091,325
2.723%, 10/25/24	2,000,000	2,096,336
3.103%, 07/25/24 (a)	1,394,000	1,497,019

MIST-109

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae-ACES 3.346%, 03/25/24 (a)	2,500,000	$2,716,117
3.501%, 01/25/24 (a)	2,500,000	2,744,184
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	1,694,259	1,807,525
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/42	5,895,959	6,324,460
4.000%, 05/01/43	861,194	933,082
4.000%, 06/01/43	592,507	640,173
4.000%, 08/01/43	7,331,205	7,945,410
5.000%, 08/01/39	1,283,938	1,449,901
Freddie Mac ARM Non-Gold Pool 3.820%, 07/01/40 (a)	2,775,784	2,885,367
Freddie Mac Gold Pool 3.500%, 12/01/32	6,086,957	6,512,492
3.500%, 01/01/33	7,880,074	8,428,124
3.500%, 02/01/33	11,644,857	12,455,906
3.500%, 03/01/33	7,744,312	8,285,084
3.500%, 04/01/33	10,642,479	11,386,742
3.500%, 05/01/33	4,420,175	4,728,582
3.500%, 06/01/43	4,050,301	4,319,796
4.000%, 09/01/32	1,917,554	2,101,416
4.000%, 11/01/32	4,485,903	4,926,508
4.000%, 12/01/32	2,132,463	2,343,734
4.000%, 01/01/33	937,829	1,030,734
4.000%, 02/01/33	926,658	1,018,387
4.000%, 01/01/46	3,275,888	3,580,339
5.000%, 02/01/34	491,246	537,946
Freddie Mac Multifamily Structured Pass-Through Certificates 2.522%, 01/25/23	2,085,000	2,165,805
2.615%, 01/25/23	7,275,000	7,576,718
3.389%, 03/25/24	5,714,000	6,288,196
3.490%, 01/25/24	4,000,000	4,429,189
Freddie Mac REMICS (CMO) 0.974%, 08/15/42 (a)	6,440,032	6,484,553
1.204%, 11/15/37 (a)	1,312,689	1,326,235
1.224%, 03/15/24 (a)	703,299	706,967
1.874%, 03/15/38 (a)	600,000	644,839
3.000%, 02/15/26	1,915,000	2,014,804
3.500%, 08/15/39	3,632,596	3,828,430
3.500%, 06/15/48	7,316,185	7,633,610
4.500%, 03/15/40	789,257	792,633
5.000%, 08/15/35	1,650,000	1,874,726
5.750%, 06/15/35	8,002,759	9,207,559
5.846%, 10/15/37 (a) (b)	5,268,736	1,070,851
5.876%, 11/15/36 (a) (b)	3,217,928	419,255
6.000%, 07/15/35	6,697,818	7,505,750
6.000%, 03/15/36	2,811,998	3,402,778
6.500%, 05/15/28	517,167	596,381
6.500%, 03/15/37	1,024,199	1,180,757
Freddie Mac Strips (CMO) Zero Coupon, 09/15/43 (d)	1,264,245	1,075,545
3.000%, 01/15/43	6,992,218	7,291,270
3.000%, 01/15/44	9,234,790	9,667,571

Agency Sponsored Mortgage - Backed—(Continued)
FREMF Mortgage Trust 3.835%, 07/25/49 (144A) (a)	1,635,000	1,636,854
Ginnie Mae II ARM Pool 2.500%, 04/20/41 (a)	718,539	741,963
Ginnie Mae II Pool 4.383%, 06/20/63	9,195,768	9,938,131
4.460%, 05/20/63	14,339,775	15,494,644
4.465%, 05/20/63	10,099,458	10,900,093
4.498%, 04/20/63	5,104,473	5,509,860
Government National Mortgage Association (CMO) 0.794%, 08/20/60 (a)	361,171	361,060
0.794%, 11/20/62 (a)	241,839	241,685
0.834%, 12/20/62 (a)	2,376,541	2,356,749
0.894%, 02/20/62 (a)	6,924,371	6,908,863
0.904%, 03/20/63 (a)	800,007	794,996
0.914%, 02/20/63 (a)	1,762,660	1,745,420
0.944%, 02/20/63 (a)	7,414,533	7,381,178
0.964%, 03/20/63 (a)	3,831,603	3,817,558
0.964%, 07/20/64 (a)	4,312,540	4,295,630
0.964%, 09/20/64 (a)	1,759,081	1,745,325
0.974%, 04/20/63 (a)	8,694,509	8,664,561
0.994%, 01/20/63 (a)	3,212,621	3,211,082
0.994%, 04/20/63 (a)	6,936,002	6,895,748
0.994%, 06/20/64 (a)	5,571,710	5,535,370
0.994%, 07/20/64 (a)	2,616,993	2,600,078
1.032%, 09/20/37 (a)	349,619	351,326
1.044%, 04/20/62 (a)	753,259	753,050
1.094%, 04/20/64 (a)	14,184,623	14,181,167
1.094%, 05/20/64 (a)	9,974,254	9,962,231
1.144%, 07/20/63 (a)	6,472,778	6,492,907
1.144%, 01/20/64 (a)	1,474,459	1,479,847
1.144%, 02/20/64 (a)	5,108,361	5,126,751
1.144%, 03/20/64 (a)	1,863,587	1,869,394
1.184%, 02/20/64 (a)	2,162,587	2,169,966
1.194%, 09/20/63 (a)	4,338,512	4,361,849
1.244%, 09/20/63 (a)	4,206,851	4,238,029
1.650%, 02/20/63	15,653,610	15,627,200
1.650%, 04/20/63	9,206,049	9,188,584
1.750%, 03/20/63	2,306,086	2,319,759
4.500%, 01/16/25	1,068,733	1,227,658
4.501%, 04/20/43 (a)	2,345,946	2,525,582
4.700%, 11/20/42 (a)	9,759,182	10,759,008
5.000%, 12/20/33	1,978,456	2,209,907
5.000%, 09/20/38	5,658,227	5,915,946
5.000%, 06/16/39	814,410	885,565
5.000%, 07/20/39	4,113,411	4,601,527
5.000%, 10/20/39	3,865,326	4,516,594
5.220%, 06/20/40 (a)	4,590,587	5,189,539
5.500%, 02/20/33	147,908	153,253
5.500%, 07/16/33 (b)	1,296,679	263,256

		825,442,187

MIST-110

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—2.1%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20	43,119,000	$41,162,993
Tennessee Valley Authority 1.750%, 10/15/18	850,000	864,337
5.250%, 09/15/39	600,000	829,405
5.880%, 04/01/36	1,000,000	1,450,830
6.235%, 07/15/45	4,250,000	4,913,671
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	637,788
Tennessee Valley Authority Principal Strip Zero Coupon, 11/01/25	1,000,000	813,314
Zero Coupon, 06/15/35	750,000	417,161

		51,089,499

U.S. Treasury—26.6%
U.S. Treasury Bonds 3.500%, 02/15/39	1,450,000	1,795,507
3.875%, 08/15/40	4,230,000	5,518,001
4.250%, 05/15/39	200,000	274,227
4.250%, 11/15/40	2,000,000	2,753,906
4.375%, 02/15/38	18,100,000	25,246,676
4.375%, 11/15/39	25,650,000	35,765,719
4.375%, 05/15/40	1,700,000	2,375,419
4.500%, 05/15/38	1,000,000	1,419,570
5.250%, 11/15/28	7,000,000	9,691,444
5.250%, 02/15/29	500,000	695,215
5.375%, 02/15/31	13,000,000	18,966,285
5.500%, 08/15/28	2,000,000	2,811,640
6.125%, 08/15/29	5,000,000	7,518,750
U.S. Treasury Coupon Strips Zero Coupon, 08/15/19	16,000,000	15,575,280
Zero Coupon, 11/15/19 (e)	1,500,000	1,454,288
Zero Coupon, 02/15/20	2,815,000	2,720,478
Zero Coupon, 05/15/20	2,475,000	2,383,036
Zero Coupon, 02/15/21	25,050,000	23,809,048
Zero Coupon, 05/15/21	16,285,000	15,416,570
Zero Coupon, 08/15/21	3,095,000	2,915,208
Zero Coupon, 11/15/21	14,940,000	14,006,698
Zero Coupon, 02/15/22	3,975,000	3,703,289
Zero Coupon, 05/15/22	14,560,000	13,508,055
Zero Coupon, 08/15/22	6,000,000	5,544,714
Zero Coupon, 11/15/22	6,250,000	5,738,225
Zero Coupon, 02/15/23	18,035,000	16,464,783
Zero Coupon, 05/15/23	57,400,000	52,042,686
Zero Coupon, 08/15/23	2,765,000	2,496,189
Zero Coupon, 11/15/23	2,300,000	2,065,356
Zero Coupon, 02/15/24	4,900,000	4,375,024
Zero Coupon, 08/15/24	2,500,000	2,211,140
Zero Coupon, 11/15/24	1,500,000	1,319,186
Zero Coupon, 02/15/25	2,000,000	1,746,354
Zero Coupon, 05/15/25	5,500,000	4,773,686
Zero Coupon, 08/15/25	1,000,000	862,764
Zero Coupon, 08/15/27	400,000	327,858
Zero Coupon, 11/15/27	570,000	464,319
Zero Coupon, 05/15/28	3,030,000	2,436,584

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips Zero Coupon, 08/15/28	1,750,000	1,399,941
Zero Coupon, 05/15/29	1,000,000	783,062
Zero Coupon, 08/15/29	800,000	622,901
Zero Coupon, 11/15/29	1,000,000	772,961
Zero Coupon, 02/15/30	8,300,000	6,383,870
Zero Coupon, 05/15/30	700,000	534,821
Zero Coupon, 08/15/30	3,925,000	2,972,249
Zero Coupon, 11/15/30	4,400,000	3,314,216
Zero Coupon, 02/15/31	2,800,000	2,101,232
Zero Coupon, 05/15/31	10,500,000	7,806,288
Zero Coupon, 08/15/31	2,800,000	2,070,981
Zero Coupon, 11/15/31	3,000,000	2,200,848
Zero Coupon, 02/15/32	9,900,000	7,214,536
Zero Coupon, 05/15/32	12,800,000	9,256,166
Zero Coupon, 08/15/32	6,900,000	4,950,991
Zero Coupon, 08/15/33	400,000	278,792
Zero Coupon, 11/15/33	13,000,000	8,991,463
Zero Coupon, 02/15/34	3,000,000	2,059,164
Zero Coupon, 05/15/34	11,000,000	7,486,270
Zero Coupon, 08/15/34	5,000,000	3,373,420
Zero Coupon, 05/15/35	4,000,000	2,647,868
U.S. Treasury Inflation Indexed Bonds 1.750%, 01/15/28 (f)	574,375	672,296
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/22 (f)	1,594,935	1,627,845
U.S. Treasury Notes 0.750%, 02/28/18	7,000,000	7,002,184
0.750%, 02/15/19	1,500,000	1,497,129
0.875%, 07/31/19	340,000	340,080
1.000%, 06/30/19	660,000	662,526
1.000%, 08/31/19	17,000,000	17,054,451
1.250%, 10/31/18	3,000,000	3,027,186
1.250%, 11/30/18	7,000,000	7,064,533
1.250%, 02/29/20	11,000,000	11,099,253
1.375%, 01/31/20	3,000,000	3,039,258
1.500%, 08/31/18	7,000,000	7,094,612
1.500%, 05/31/19	2,690,000	2,735,079
1.750%, 01/31/23	7,100,000	7,267,794
1.750%, 05/15/23	2,500,000	2,556,152
2.000%, 11/30/20	12,000,000	12,438,744
2.000%, 10/31/21	3,000,000	3,117,306
2.000%, 08/15/25	5,000,000	5,174,220
2.125%, 08/31/20	10,000,000	10,404,300
2.125%, 01/31/21	2,000,000	2,084,218
2.125%, 08/15/21	21,000,000	21,930,237
2.125%, 05/15/25	12,000,000	12,545,628
2.375%, 08/15/24	17,000,000	18,112,973
2.625%, 08/15/20	13,000,000	13,768,833
2.625%, 11/15/20	22,500,000	23,886,045
3.125%, 05/15/21	27,000,000	29,377,269
3.500%, 02/15/18	6,000,000	6,225,702
3.625%, 02/15/21	32,000,000	35,401,248

		657,622,318

Total U.S. Treasury & Government Agencies (Cost $1,477,244,364)		1,534,154,004

MIST-111

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—24.4%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.3%
Airbus Group Finance B.V. 2.700%, 04/17/23 (144A)	249,000	$256,763
BAE Systems Holdings, Inc. 4.750%, 10/07/44 (144A)	338,000	373,727
BAE Systems plc 4.750%, 10/11/21 (144A)	1,000,000	1,111,993
Harris Corp. 3.832%, 04/27/25	600,000	635,156
Lockheed Martin Corp. 3.100%, 01/15/23	193,000	203,526
4.500%, 05/15/36	450,000	512,076
6.150%, 09/01/36	236,000	317,576
Northrop Grumman Corp. 1.750%, 06/01/18	418,000	421,341
3.850%, 04/15/45	182,000	188,840
Northrop Grumman Systems Corp. 7.750%, 02/15/31	350,000	522,061
United Technologies Corp. 7.500%, 09/15/29	1,568,000	2,322,268

		6,865,327

Agriculture—0.1%
Bunge N.A. Finance L.P. 5.900%, 04/01/17	247,000	252,334
Bunge, Ltd. Finance Corp. 8.500%, 06/15/19	1,084,000	1,270,180
Cargill, Inc. 7.350%, 03/06/19 (144A)	1,055,000	1,201,017

		2,723,531

Airlines—0.2%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	341,737	361,386
American Airlines Pass-Through Trust 3.000%, 10/15/28	1,403,000	1,410,155
3.650%, 06/15/28	157,000	163,673
4.950%, 01/15/23	1,031,656	1,121,926
United Airlines Pass-Through Trust 3.450%, 07/07/28	464,000	483,720
4.300%, 08/15/25	481,751	525,109

		4,065,969

Auto Manufacturers—0.7%
American Honda Finance Corp. 1.600%, 02/16/18 (144A)	700,000	704,436
2.300%, 09/09/26 (e)	236,000	235,078
BMW U.S. Capital LLC 2.250%, 09/15/23 (144A)	540,000	537,893
Daimler Finance North America LLC 1.875%, 01/11/18 (144A)	328,000	329,923
2.000%, 08/03/18 (144A)	300,000	302,484
2.250%, 07/31/19 (144A) (e)	1,600,000	1,624,051
2.375%, 08/01/18 (144A)	378,000	383,685
2.875%, 03/10/21 (144A)	500,000	520,697

Auto Manufacturers—(Continued)
Ford Motor Co. 7.450%, 07/16/31	300,000	396,809
Ford Motor Credit Co. LLC 1.684%, 09/08/17	630,000	630,456
1.724%, 12/06/17	678,000	678,637
2.145%, 01/09/18	309,000	310,610
2.375%, 03/12/19	969,000	980,741
2.459%, 03/27/20	950,000	958,863
3.000%, 06/12/17	400,000	404,227
4.134%, 08/04/25	200,000	211,006
4.250%, 02/03/17	1,200,000	1,211,512
4.375%, 08/06/23	900,000	967,527
General Motors Co. 4.875%, 10/02/23	200,000	216,685
6.600%, 04/01/36	500,000	601,591
General Motors Financial Co., Inc. 3.200%, 07/13/20	682,000	698,333
3.200%, 07/06/21	300,000	303,684
3.700%, 05/09/23	683,000	694,651
4.000%, 01/15/25	200,000	201,889
Hyundai Capital America 2.400%, 10/30/18 (144A)	239,000	242,320
Nissan Motor Acceptance Corp. 1.800%, 03/15/18 (144A)	789,000	793,672
1.900%, 09/14/21 (144A)	98,000	97,735
2.650%, 09/26/18 (144A)	300,000	306,301
Toyota Motor Credit Corp. 1.375%, 01/10/18	700,000	701,331
1.450%, 01/12/18	206,000	206,772

		16,453,599

Auto Parts & Equipment—0.1%
Johnson Controls, Inc. 3.625%, 07/02/24	277,000	296,152
4.950%, 07/02/64	737,000	770,072
5.000%, 03/30/20	635,000	697,347

		1,763,571

Banks—5.9%
ABN AMRO Bank NV 2.500%, 10/30/18 (144A)	1,160,000	1,180,842
American Express Bank FSB 6.000%, 09/13/17	1,800,000	1,877,404
American Express Centurion Bank 5.950%, 06/12/17	250,000	257,913
ANZ New Zealand International, Ltd. 2.600%, 09/23/19 (144A)	1,300,000	1,328,649
2.850%, 08/06/20 (144A)	250,000	257,495
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	212,278
Bank of America Corp. 2.000%, 01/11/18	2,740,000	2,752,615
2.250%, 04/21/20	640,000	644,406
2.600%, 01/15/19	1,225,000	1,248,908
2.625%, 10/19/20	485,000	494,939

MIST-112

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp. 2.650%, 04/01/19	660,000	$674,428
3.300%, 01/11/23	1,921,000	1,988,558
4.000%, 01/22/25	654,000	677,796
4.125%, 01/22/24	1,780,000	1,930,403
4.250%, 10/22/26	520,000	551,688
5.625%, 07/01/20	1,000,000	1,122,559
5.875%, 01/05/21	2,500,000	2,867,140
6.000%, 09/01/17	360,000	374,340
6.400%, 08/28/17	1,276,000	1,331,289
6.500%, 07/15/18	997,000	1,079,693
Bank of Montreal 2.375%, 01/25/19	575,000	586,106
2.550%, 11/06/22	500,000	512,428
Bank of New York Mellon Corp. (The) 2.200%, 05/15/19	354,000	360,415
3.250%, 09/11/24	1,200,000	1,276,394
4.150%, 02/01/21	670,000	732,072
5.450%, 05/15/19	278,000	305,437
Bank of Nova Scotia (The) 1.450%, 04/25/18	300,000	300,581
1.850%, 04/14/20 (e)	700,000	707,343
1.875%, 09/20/21 (144A)	300,000	301,691
2.800%, 07/21/21	500,000	520,804
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.700%, 09/09/18 (144A)	1,000,000	1,018,667
4.100%, 09/09/23 (144A)	1,114,000	1,224,644
Banque Federative du Credit Mutuel S.A. 1.700%, 01/20/17 (144A)	1,600,000	1,601,730
Barclays plc 3.650%, 03/16/25	254,000	250,600
4.375%, 01/12/26	599,000	619,749
BB&T Corp. 2.150%, 03/22/17	485,000	486,873
2.450%, 01/15/20	833,000	852,437
2.625%, 06/29/20	400,000	413,031
6.850%, 04/30/19	525,000	594,458
BNZ International Funding, Ltd. 2.350%, 03/04/19 (144A)	842,000	855,386
BPCE S.A. 1.625%, 01/26/18	1,200,000	1,202,852
5.700%, 10/22/23 (144A)	400,000	435,348
Canadian Imperial Bank of Commerce 1.600%, 09/06/19	850,000	850,006
Capital One Financial Corp. 2.450%, 04/24/19	176,000	179,835
3.500%, 06/15/23	907,000	945,546
3.750%, 07/28/26	860,000	863,048
4.200%, 10/29/25	650,000	678,140
5.250%, 02/21/17	170,000	172,505
Capital One N.A. 1.500%, 03/22/18	500,000	498,916
2.400%, 09/05/19	300,000	304,745
Citigroup, Inc. 1.750%, 05/01/18	776,000	777,121
2.350%, 08/02/21	192,000	192,747

Banks—(Continued)
Citigroup, Inc. 2.400%, 02/18/20	450,000	455,626
2.500%, 09/26/18	441,000	447,998
3.400%, 05/01/26	825,000	852,373
3.875%, 03/26/25	1,300,000	1,341,609
4.125%, 07/25/28	487,000	495,098
4.300%, 11/20/26	1,500,000	1,573,183
4.400%, 06/10/25	196,000	207,523
4.750%, 05/18/46	800,000	838,941
5.500%, 09/13/25	692,000	789,182
Citizens Financial Group, Inc. 2.375%, 07/28/21	110,000	110,385
4.300%, 12/03/25	193,000	202,510
Comerica, Inc. 3.800%, 07/22/26	1,116,000	1,150,358
Commonwealth Bank of Australia 2.000%, 09/06/21 (144A) (e)	500,000	499,313
4.500%, 12/09/25 (144A) (e)	352,000	375,907
Cooperatieve Rabobank UA 3.875%, 02/08/22	700,000	766,064
4.375%, 08/04/25	250,000	263,819
4.625%, 12/01/23	872,000	941,677
Credit Suisse AG 1.750%, 01/29/18	279,000	279,044
2.300%, 05/28/19	250,000	253,115
3.000%, 10/29/21	1,379,000	1,418,679
3.625%, 09/09/24	250,000	260,914
5.300%, 08/13/19	300,000	328,595
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	250,000	248,385
4.550%, 04/17/26 (144A)	433,000	454,643
Danske Bank A/S 2.000%, 09/08/21 (144A)	366,000	365,758
Deutsche Bank AG 2.950%, 08/20/20	77,000	74,201
3.375%, 05/12/21	123,000	120,319
3.700%, 05/30/24	667,000	638,715
6.000%, 09/01/17	200,000	203,370
Discover Bank 3.200%, 08/09/21	1,650,000	1,702,288
4.200%, 08/08/23	493,000	530,573
Fifth Third Bancorp 8.250%, 03/01/38	500,000	740,930
Fifth Third Bank 2.375%, 04/25/19	650,000	663,178
Goldman Sachs Group, Inc. (The) 2.600%, 04/23/20	714,000	725,679
3.500%, 01/23/25	392,000	405,400
3.625%, 01/22/23	1,300,000	1,373,510
3.850%, 07/08/24	1,447,000	1,536,339
4.000%, 03/03/24	412,000	442,402
5.375%, 03/15/20	3,126,000	3,461,539
5.750%, 01/24/22 (e)	1,000,000	1,161,539
5.950%, 01/15/27	1,000,000	1,178,925
7.500%, 02/15/19	3,000,000	3,390,795

MIST-113

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Bank plc 1.500%, 05/15/18 (144A)	821,000	$819,562
4.125%, 08/12/20 (144A)	2,002,000	2,146,116
4.750%, 01/19/21 (144A)	1,600,000	1,766,469
HSBC Holdings plc 2.650%, 01/05/22	400,000	398,639
3.600%, 05/25/23 (e)	550,000	568,038
3.900%, 05/25/26	200,000	207,205
HSBC USA, Inc. 1.625%, 01/16/18	500,000	500,273
2.350%, 03/05/20	538,000	542,671
Huntington Bancshares, Inc. 2.300%, 01/14/22	813,000	810,001
Industrial & Commercial Bank of China, Ltd. 2.351%, 11/13/17	626,000	630,368
ING Bank NV 1.650%, 08/15/19 (144A)	300,000	299,737
3.750%, 03/07/17 (144A)	1,000,000	1,010,360
KeyCorp 5.100%, 03/24/21	896,000	1,011,482
Macquarie Bank, Ltd. 1.600%, 10/27/17 (144A)	1,220,000	1,221,857
2.600%, 06/24/19 (144A)	979,000	996,525
2.850%, 07/29/20 (144A)	250,000	257,300
4.000%, 07/29/25 (144A)	250,000	266,521
Manufacturers & Traders Trust Co. 6.625%, 12/04/17	970,000	1,024,311
Mitsubishi UFJ Financial Group, Inc. 2.527%, 09/13/23	250,000	250,992
Mizuho Bank, Ltd. 1.800%, 03/26/18 (144A)	484,000	485,104
3.600%, 09/25/24 (144A)	950,000	1,016,649
Morgan Stanley 1.875%, 01/05/18	517,000	519,111
3.700%, 10/23/24	500,000	527,578
5.000%, 11/24/25	1,269,000	1,415,823
5.500%, 01/26/20	1,430,000	1,585,604
5.500%, 07/28/21	807,000	920,405
5.625%, 09/23/19	3,030,000	3,355,601
5.750%, 01/25/21	2,500,000	2,849,837
5.950%, 12/28/17	1,757,000	1,850,023
National Australia Bank, Ltd. 2.400%, 12/09/19 (144A)	400,000	407,416
Nordea Bank AB 1.625%, 05/15/18 (144A)	1,400,000	1,403,850
4.875%, 01/27/20 (144A)	500,000	549,267
Northern Trust Corp. 3.375%, 08/23/21	300,000	322,017
PNC Financial Services Group, Inc. (The) 4.375%, 08/11/20	650,000	710,800
5.125%, 02/08/20	800,000	888,727
6.700%, 06/10/19	650,000	739,034
Regions Financial Corp. 3.200%, 02/08/21	268,000	278,602

Banks—(Continued)
Royal Bank of Canada 1.200%, 09/19/17 (e)	1,000,000	999,570
1.875%, 02/05/20	2,000,000	2,021,084
2.000%, 10/01/18	2,092,000	2,115,753
2.000%, 12/10/18	140,000	141,720
2.200%, 07/27/18	305,000	309,292
Santander Issuances S.A.U. 5.179%, 11/19/25 (e)	600,000	611,309
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	402,000	403,588
Stadshypotek AB 1.875%, 10/02/19 (144A)	1,500,000	1,514,887
Standard Chartered plc 5.200%, 01/26/24 (144A)	1,000,000	1,064,474
State Street Corp. 3.100%, 05/15/23	407,000	422,842
3.700%, 11/20/23	1,608,000	1,761,212
SunTrust Banks, Inc. 2.750%, 05/01/23	2,000,000	2,027,746
3.500%, 01/20/17	310,000	311,571
Toronto-Dominion Bank (The) 1.750%, 07/23/18	300,000	301,843
2.250%, 11/05/19	255,000	260,148
2.500%, 12/14/20	500,000	514,153
3.625%, 09/15/31 (a)(e)	433,000	434,194
U.S. Bancorp 2.375%, 07/22/26	1,570,000	1,550,584
U.S. Bank N.A. 2.125%, 10/28/19	350,000	356,243
UBS Group Funding Jersey, Ltd. 2.650%, 02/01/22 (144A)	762,000	760,582
4.125%, 09/24/25 (144A)	300,000	314,397
Wachovia Corp. 5.750%, 02/01/18	500,000	528,290
Wells Fargo & Co. 2.550%, 12/07/20	179,000	182,513
3.300%, 09/09/24	770,000	804,802
3.500%, 03/08/22	1,900,000	2,015,904
4.100%, 06/03/26	1,291,000	1,369,679
4.600%, 04/01/21	3,470,000	3,831,019
4.650%, 11/04/44	595,000	625,918
5.375%, 11/02/43	1,005,000	1,166,757
Wells Fargo Bank N.A. 6.000%, 11/15/17	2,491,000	2,618,517
Westpac Banking Corp. 1.375%, 05/30/18 (144A)	2,000,000	2,001,528

		144,641,393

Beverages—0.3%
Anheuser-Busch InBev Finance, Inc. 1.900%, 02/01/19	310,000	312,993
3.300%, 02/01/23	2,022,000	2,134,239
3.700%, 02/01/24	1,000,000	1,080,692
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	784,719

MIST-114

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Heineken NV 3.400%, 04/01/22 (144A)	1,339,000	$1,428,893
Molson Coors Brewing Co. 3.000%, 07/15/26	375,000	377,597
SABMiller Holdings, Inc. 3.750%, 01/15/22 (144A)	1,700,000	1,840,520

		7,959,653

Biotechnology—0.3%
Amgen, Inc. 2.125%, 05/01/20	100,000	101,521
3.625%, 05/22/24	873,000	935,440
4.563%, 06/15/48 (144A)	2,696,000	2,877,915
5.700%, 02/01/19	100,000	109,515
Biogen, Inc. 5.200%, 09/15/45	133,000	156,442
Celgene Corp. 3.250%, 08/15/22	490,000	514,286
3.625%, 05/15/24	591,000	622,039
3.950%, 10/15/20	500,000	538,240
5.000%, 08/15/45	165,000	185,776
Gilead Sciences, Inc. 2.500%, 09/01/23	298,000	301,159
3.650%, 03/01/26	115,000	123,777
3.700%, 04/01/24 (e)	600,000	645,915
4.000%, 09/01/36	201,000	204,963
4.400%, 12/01/21	630,000	703,776

		8,020,764

Chemicals—0.5%
Agrium, Inc. 3.375%, 03/15/25	87,000	89,634
4.125%, 03/15/35	620,000	609,498
5.250%, 01/15/45	712,000	791,835
Air Liquide Finance S.A. 2.250%, 09/27/23 (144A)	350,000	350,670
CF Industries, Inc. 7.125%, 05/01/20	1,000,000	1,151,317
Dow Chemical Co. (The) 3.000%, 11/15/22 (e)	106,000	110,126
4.125%, 11/15/21 (e)	106,000	115,986
7.375%, 11/01/29	1,000,000	1,365,123
8.850%, 09/15/21	640,000	812,323
E.I. du Pont de Nemours & Co. 4.150%, 02/15/43	107,000	111,067
Monsanto Co. 4.700%, 07/15/64	100,000	95,501
Mosaic Co. (The) 3.750%, 11/15/21	778,000	822,487
4.250%, 11/15/23	1,202,000	1,278,249
5.450%, 11/15/33	1,163,000	1,263,611
Potash Corp. of Saskatchewan, Inc. 3.000%, 04/01/25	440,000	441,451
3.250%, 12/01/17	100,000	101,920

Chemicals—(Continued)
Praxair, Inc. 1.250%, 11/07/18	900,000	900,563
2.650%, 02/05/25	261,000	268,792
Rohm & Haas Co. 6.000%, 09/15/17	68,000	70,857
7.850%, 07/15/29	418,000	589,514

		11,340,524

Commercial Services—0.2%
Ecolab, Inc. 2.250%, 01/12/20	297,000	302,557
3.250%, 01/14/23	700,000	729,116
Equifax, Inc. 2.300%, 06/01/21	211,000	213,202
ERAC USA Finance LLC 3.850%, 11/15/24 (144A)	925,000	995,232
4.500%, 08/16/21 (144A)	1,740,000	1,926,458
7.000%, 10/15/37 (144A)	500,000	681,921

		4,848,486

Computers—0.3%
Apple, Inc. 2.150%, 02/09/22	540,000	548,891
2.400%, 05/03/23	1,679,000	1,709,465
2.450%, 08/04/26 (e)	519,000	519,508
3.450%, 02/09/45	625,000	597,169
3.850%, 08/04/46	362,000	370,240
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 4.420%, 06/15/21 (144A)	459,000	479,710
5.450%, 06/15/23 (144A)	542,000	580,730
6.020%, 06/15/26 (144A) (e)	476,000	521,840
HP Enterprise Services LLC 7.450%, 10/15/29	700,000	856,370
International Business Machines Corp. 3.375%, 08/01/23	650,000	699,017
6.500%, 01/15/28	300,000	406,966

		7,289,906

Diversified Financial Services—1.4%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.950%, 02/01/22	298,000	305,450
AIG Global Funding 1.650%, 12/15/17 (144A)	314,000	315,288
Air Lease Corp. 2.125%, 01/15/20	798,000	796,339
3.000%, 09/15/23	484,000	478,497
3.875%, 04/01/21	300,000	317,250
American Express Credit Corp. 2.125%, 03/18/19	116,000	117,889
2.250%, 08/15/19	1,000,000	1,020,414
2.600%, 09/14/20	115,000	118,345

MIST-115

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Ameriprise Financial, Inc. 2.875%, 09/15/26	635,000	$636,497
4.000%, 10/15/23	1,380,000	1,512,389
Blackstone Holdings Finance Co. LLC 6.625%, 08/15/19 (144A)	1,200,000	1,360,130
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	616,370
8.800%, 07/15/19	300,000	351,824
CDP Financial, Inc. 4.400%, 11/25/19 (144A)	600,000	654,242
CME Group, Inc. 3.000%, 03/15/25	440,000	461,764
GE Capital International Funding Co. 2.342%, 11/15/20	6,696,000	6,877,388
3.373%, 11/15/25	744,000	805,021
4.418%, 11/15/35	1,777,000	1,994,443
Invesco Finance plc 4.000%, 01/30/24	500,000	548,254
Jefferies Group LLC 5.125%, 01/20/23	300,000	319,618
6.875%, 04/15/21	475,000	554,173
Legg Mason, Inc. 3.950%, 07/15/24	700,000	716,131
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	1,572,000	1,737,913
Murray Street Investment Trust I 4.647%, 03/09/17	1,600,000	1,616,176
Private Export Funding Corp. 2.800%, 05/15/22	1,000,000	1,062,737
3.550%, 01/15/24	7,383,000	8,193,683
Protective Life Global Funding 1.999%, 09/14/21 (144A)	750,000	748,731
Synchrony Financial 3.700%, 08/04/26	981,000	974,016
TD Ameritrade Holding Corp. 2.950%, 04/01/22	295,000	307,393

		35,518,365

Electric—1.7%
Alabama Power Co. 3.550%, 12/01/23	461,000	503,137
4.150%, 08/15/44	218,000	238,447
Arizona Public Service Co. 2.200%, 01/15/20	142,000	145,319
3.350%, 06/15/24	696,000	750,301
4.500%, 04/01/42	200,000	230,159
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,769,617
Berkshire Hathaway Energy Co. 1.100%, 05/15/17	460,000	460,104
2.400%, 02/01/20	364,000	372,849
3.750%, 11/15/23	1,736,000	1,895,137
4.500%, 02/01/45	333,000	372,049
CenterPoint Energy Houston Electric LLC 2.250%, 08/01/22	950,000	968,329

Electric—(Continued)
Cleveland Electric Illuminating Co. (The) 7.880%, 11/01/17	1,118,000	1,188,949
CMS Energy Corp. 8.750%, 06/15/19	885,000	1,046,856
Commonwealth Edison Co. 3.650%, 06/15/46	162,000	165,822
Consumers Energy Co. 4.350%, 08/31/64	191,000	215,285
5.650%, 04/15/20	200,000	226,965
Dominion Resources, Inc. 2.850%, 08/15/26 (e)	183,000	182,019
DTE Electric Co. 3.900%, 06/01/21	1,000,000	1,096,378
5.700%, 10/01/37	300,000	395,139
DTE Energy Co. 3.500%, 06/01/24	449,000	478,285
3.850%, 12/01/23	225,000	245,799
Duke Energy Carolinas LLC 4.300%, 06/15/20	619,000	680,634
6.000%, 01/15/38	600,000	810,072
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	362,617
Duke Energy Ohio, Inc. 3.800%, 09/01/23	815,000	895,604
Duke Energy Progress LLC 3.700%, 10/15/46	377,000	388,520
4.100%, 03/15/43	200,000	217,189
4.375%, 03/30/44	247,000	279,839
5.300%, 01/15/19	200,000	218,321
5.700%, 04/01/35	360,000	460,381
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	796,352
Entergy Corp. 2.950%, 09/01/26	194,000	194,316
Entergy Louisiana LLC 2.400%, 10/01/26	414,000	410,074
3.050%, 06/01/31	195,000	200,212
Entergy Mississippi, Inc. 2.850%, 06/01/28	170,000	173,798
Exelon Generation Co. LLC 2.950%, 01/15/20	300,000	309,206
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,617,180
Fortis, Inc. 3.055%, 10/04/26 (144A)	1,500,000	1,493,633
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	345,122
Kansas City Power & Light Co. 3.150%, 03/15/23	604,000	614,681
5.300%, 10/01/41	315,000	366,311
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	418,047
MidAmerican Energy Co. 3.700%, 09/15/23	1,100,000	1,205,293
Nevada Power Co. 6.650%, 04/01/36	360,000	502,315
7.125%, 03/15/19	200,000	227,898

MIST-116

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	$435,056
Niagara Mohawk Power Corp. 3.508%, 10/01/24 (144A)	305,000	327,474
Northern States Power Co. 6.250%, 06/01/36	200,000	278,788
6.500%, 03/01/28	628,000	824,222
Ohio Power Co. 5.375%, 10/01/21	305,000	349,023
6.600%, 02/15/33	258,000	334,477
Pacific Gas & Electric Co. 4.250%, 05/15/21	782,000	861,721
6.050%, 03/01/34	1,200,000	1,600,211
PacifiCorp 3.600%, 04/01/24 (e)	315,000	343,115
5.500%, 01/15/19	500,000	545,281
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	307,790
4.125%, 06/15/44	208,000	228,420
Progress Energy, Inc. 7.000%, 10/30/31	200,000	268,523
PSEG Power LLC 2.450%, 11/15/18	568,000	577,861
4.300%, 11/15/23 (e)	201,000	218,141
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	407,615
Public Service Co. of New Hampshire 3.500%, 11/01/23	272,000	290,959
Public Service Co. of Oklahoma 5.150%, 12/01/19	1,010,000	1,108,215
6.625%, 11/15/37	600,000	795,699
Public Service Electric & Gas Co. 3.800%, 01/01/43	700,000	756,120
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	595,937
South Carolina Electric & Gas Co. 4.500%, 06/01/64	173,000	182,400
Southern Co. (The) 2.150%, 09/01/19	855,000	865,521
Southern Power Co. 5.150%, 09/15/41	400,000	433,346
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	290,494
State Grid Overseas Investment, Ltd. 1.750%, 05/22/18 (144A)	499,000	500,071
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	498,320
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	219,022
Virginia Electric & Power Co. 2.750%, 03/15/23	400,000	415,357
2.950%, 01/15/22	489,000	512,609
3.450%, 02/15/24	102,000	110,434
4.450%, 02/15/44	126,000	144,204
6.000%, 05/15/37	685,000	912,675

		42,673,661

Electronics—0.2%
Arrow Electronics, Inc. 3.000%, 03/01/18	49,000	49,819
6.000%, 04/01/20	536,000	593,643
6.875%, 06/01/18	300,000	323,980
7.500%, 01/15/27	1,100,000	1,352,699
Koninklijke Philips NV 3.750%, 03/15/22	1,680,000	1,817,558

		4,137,699

Engineering & Construction—0.0%
Fluor Corp. 3.375%, 09/15/21	550,000	587,554

Environmental Control—0.1%
Republic Services, Inc. 5.500%, 09/15/19	650,000	720,513
Waste Management, Inc. 2.400%, 05/15/23	238,000	240,376
3.125%, 03/01/25	257,000	269,627
3.900%, 03/01/35	88,000	93,829

		1,324,345

Food—0.3%
Kraft Heinz Foods Co. 3.950%, 07/15/25	260,000	281,304
6.125%, 08/23/18	700,000	759,558
6.875%, 01/26/39	731,000	1,014,658
Kroger Co. (The) 4.000%, 02/01/24	229,000	252,132
7.500%, 04/01/31	1,140,000	1,613,427
8.000%, 09/15/29	610,000	882,059
Mondelez International, Inc. 4.000%, 02/01/24	1,800,000	1,974,253
Tyson Foods, Inc. 3.950%, 08/15/24	1,456,000	1,571,486

		8,348,877

Forest Products & Paper—0.0%
International Paper Co. 3.000%, 02/15/27	429,000	428,502
7.300%, 11/15/39	350,000	463,309

		891,811

Gas—0.5%
Atmos Energy Corp. 4.125%, 10/15/44	450,000	489,757
4.150%, 01/15/43	460,000	496,708
8.500%, 03/15/19	200,000	232,756
CenterPoint Energy Resources Corp. 4.500%, 01/15/21	429,000	463,269
CenterPoint Energy, Inc. 6.500%, 05/01/18	706,000	754,005
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	349,202

MIST-117

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
Korea Gas Corp. 1.875%, 07/18/21 (144A)	400,000	$401,928
Nisource Finance Corp. 4.800%, 02/15/44	162,000	183,046
6.125%, 03/01/22	1,875,000	2,237,261
Sempra Energy 2.875%, 10/01/22	1,625,000	1,679,909
3.550%, 06/15/24	709,000	748,973
4.050%, 12/01/23	1,054,000	1,154,954
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	172,000	172,967
3.500%, 09/15/21	1,000,000	1,055,332
3.950%, 10/01/46	212,000	214,290
4.400%, 06/01/43	375,000	403,854
6.000%, 10/01/34	1,000,000	1,227,731
Southwest Gas Corp. 3.800%, 09/29/46	332,000	334,789

		12,600,731

Healthcare-Products—0.2%
Becton Dickinson & Co. 2.675%, 12/15/19	145,000	149,743
3.734%, 12/15/24	184,000	199,550
Medtronic, Inc. 3.150%, 03/15/22	775,000	824,044
4.375%, 03/15/35	895,000	1,014,198
Stryker Corp. 4.100%, 04/01/43	600,000	618,853
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	286,000	283,833
3.150%, 01/15/23	515,000	531,212
3.600%, 08/15/21	551,000	586,031
4.150%, 02/01/24	515,000	559,581

		4,767,045

Healthcare-Services—0.3%
Aetna, Inc. 2.800%, 06/15/23	269,000	274,686
4.250%, 06/15/36	167,000	172,970
6.625%, 06/15/36	297,000	401,851
Anthem, Inc. 2.300%, 07/15/18	751,000	760,831
3.500%, 08/15/24	1,035,000	1,089,695
4.650%, 08/15/44	324,000	353,413
5.950%, 12/15/34	272,000	331,753
Laboratory Corp. of America Holdings 3.200%, 02/01/22	682,000	710,259
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	212,635
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	145,880
4.750%, 01/30/20	400,000	435,198
Roche Holdings, Inc. 3.350%, 09/30/24 (144A)	660,000	713,494

Healthcare-Services—(Continued)
Texas Health Resources 4.330%, 11/15/55	250,000	279,274
UnitedHealth Group, Inc. 2.875%, 03/15/23	250,000	260,780
4.625%, 07/15/35	320,000	371,607
5.800%, 03/15/36	375,000	492,297

		7,006,623

Holding Companies-Diversified—0.1%
Hutchison Whampoa International, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,235,887

Household Products/Wares—0.0%
Kimberly-Clark Corp. 2.400%, 06/01/23	600,000	616,393

Insurance—1.1%
Aflac, Inc. 6.900%, 12/17/39	360,000	508,143
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	1,000,000	1,336,619
Allstate Corp. (The) 3.150%, 06/15/23	407,000	431,425
American International Group, Inc. 3.875%, 01/15/35	259,000	253,966
4.125%, 02/15/24	868,000	935,286
Aon plc 3.500%, 06/14/24	935,000	974,126
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	831,000	933,638
Berkshire Hathaway, Inc. 3.000%, 02/11/23	1,000,000	1,052,636
3.400%, 01/31/22	627,000	679,036
Chubb INA Holdings, Inc. 2.700%, 03/13/23	400,000	413,171
2.875%, 11/03/22	260,000	273,132
3.150%, 03/15/25	131,000	138,434
3.350%, 05/15/24	435,000	462,833
CNA Financial Corp. 6.950%, 01/15/18	550,000	584,932
7.350%, 11/15/19	500,000	576,481
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 07/24/26 (144A) (a)	759,000	762,795
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	700,000	779,822
Liberty Mutual Insurance Co. 7.875%, 10/15/26 (144A)	500,000	635,152
8.500%, 05/15/25 (144A)	300,000	382,485
Lincoln National Corp. 4.200%, 03/15/22	350,000	378,761
6.250%, 02/15/20	800,000	900,340
Marsh & McLennan Cos., Inc. 2.350%, 03/06/20	453,000	461,023
3.500%, 03/10/25	621,000	655,944

MIST-118

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Massachusetts Mutual Life Insurance Co. 5.625%, 05/15/33 (144A)	720,000	$862,710
7.625%, 11/15/23 (144A)	550,000	670,875
MassMutual Global Funding II 5.250%, 07/31/18 (144A)	880,000	938,823
Nationwide Mutual Insurance Co. 8.250%, 12/01/31 (144A)	1,000,000	1,438,869
New York Life Global Funding 1.550%, 11/02/18 (144A)	317,000	318,626
Pacific Life Insurance Co. 9.250%, 06/15/39 (144A)	650,000	1,011,640
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	1,678,000	1,684,816
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	255,161
Progressive Corp. (The) 2.450%, 01/15/27	600,000	597,232
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	2,150,000	2,885,100
Reliance Standard Life Global Funding II 2.500%, 01/15/20 (144A)	240,000	243,230
3.050%, 01/20/21 (144A) (e)	149,000	153,377
Voya Financial, Inc. 3.650%, 06/15/26	150,000	149,326
XLIT, Ltd. 6.375%, 11/15/24	921,000	1,097,433

		26,817,398

Internet—0.2%
Amazon.com, Inc. 3.800%, 12/05/24	1,020,000	1,130,590
4.800%, 12/05/34	815,000	957,553
eBay, Inc. 2.600%, 07/15/22	1,990,000	2,006,043
4.000%, 07/15/42	700,000	641,261

		4,735,447

Iron/Steel—0.0%
Nucor Corp. 4.000%, 08/01/23	1,049,000	1,130,479

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 2.750%, 08/20/21	360,000	376,304
3.250%, 12/01/24	393,000	418,294
3.750%, 11/24/23	769,000	847,469
7.150%, 02/15/19	1,000,000	1,132,832

		2,774,899

Machinery-Diversified—0.0%
Deere & Co. 8.100%, 05/15/30	600,000	904,614
Roper Technologies, Inc. 3.000%, 12/15/20	125,000	129,939

		1,034,553

Media—1.1%
21st Century Fox America, Inc. 3.700%, 10/15/25 (e)	700,000	758,174
6.550%, 03/15/33	370,000	473,982
6.900%, 03/01/19	900,000	1,011,901
CBS Corp. 3.700%, 08/15/24	874,000	914,936
4.850%, 07/01/42	255,000	266,493
4.900%, 08/15/44	135,000	143,463
5.900%, 10/15/40	125,000	148,749
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22 (144A)	674,000	727,288
6.384%, 10/23/35 (144A)	275,000	323,889
6.834%, 10/23/55 (144A)	400,000	480,899
Comcast Corp. 4.200%, 08/15/34	556,000	614,775
4.250%, 01/15/33	1,880,000	2,088,071
6.500%, 11/15/35	308,000	427,191
COX Communications, Inc. 2.950%, 06/30/23 (144A)	690,000	680,387
3.250%, 12/15/22 (144A)	1,010,000	1,017,022
4.800%, 02/01/35 (144A)	1,100,000	1,090,022
Discovery Communications LLC 3.300%, 05/15/22	625,000	641,502
4.375%, 06/15/21	1,240,000	1,348,462
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	218,871
Historic TW, Inc. 6.625%, 05/15/29	300,000	393,293
9.150%, 02/01/23	450,000	609,749
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A)	1,000,000	1,014,432
NBCUniversal Media LLC 2.875%, 01/15/23	1,000,000	1,041,419
Sky plc 3.750%, 09/16/24 (144A)	431,000	455,692
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,132,914
Thomson Reuters Corp. 3.950%, 09/30/21	2,252,000	2,408,872
5.850%, 04/15/40	100,000	119,705
Time Warner Cable LLC 8.250%, 04/01/19	1,300,000	1,496,904
Time Warner, Inc. 3.550%, 06/01/24	1,050,000	1,115,495
4.000%, 01/15/22 (e)	1,570,000	1,714,314
7.625%, 04/15/31	826,000	1,171,082
Viacom, Inc. 3.250%, 03/15/23	222,000	220,609
4.250%, 09/01/23	380,000	403,805
4.850%, 12/15/34	420,000	428,218
6.875%, 04/30/36	348,000	409,312
Walt Disney Co. (The) 1.850%, 07/30/26	156,000	148,902
3.000%, 07/30/46	60,000	56,230

		27,717,024

MIST-119

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.4%
BHP Billiton Finance USA, Ltd. 2.050%, 09/30/18	437,000	$442,966
2.875%, 02/24/22	200,000	209,975
3.850%, 09/30/23 (e)	1,000,000	1,094,756
5.000%, 09/30/43	414,000	489,311
Freeport-McMoRan, Inc. 3.550%, 03/01/22 (e)	650,000	591,500
3.875%, 03/15/23	1,043,000	936,009
5.400%, 11/14/34 (e)	497,000	412,510
5.450%, 03/15/43	472,000	378,780
Placer Dome, Inc. 6.450%, 10/15/35	700,000	792,511
Rio Tinto Finance USA plc 3.500%, 03/22/22	1,743,000	1,880,739
Teck Resources, Ltd. 3.750%, 02/01/23	257,000	235,476
4.750%, 01/15/22	2,063,000	2,021,740

		9,486,273

Miscellaneous Manufacturing—0.3%
Eaton Corp. 6.950%, 03/20/19	282,000	318,178
General Electric Co. 3.100%, 01/09/23	287,000	304,900
3.375%, 03/11/24	393,000	426,050
4.375%, 09/16/20	1,060,000	1,174,452
5.500%, 01/08/20	616,000	696,023
6.000%, 08/07/19	673,000	760,447
6.750%, 03/15/32	516,000	725,163
Illinois Tool Works, Inc. 1.950%, 03/01/19	252,000	256,966
Ingersoll-Rand Global Holding Co., Ltd. 2.875%, 01/15/19	400,000	411,119
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	320,000	326,097
Parker-Hannifin Corp. 3.300%, 11/21/24	143,000	152,952
4.450%, 11/21/44	333,000	393,660
Siemens Financieringsmaatschappij NV 3.300%, 09/15/46 (144A)	350,000	340,729
5.750%, 10/17/16 (144A)	820,000	821,393
6.125%, 08/17/26 (144A)	800,000	1,040,385

		8,148,514

Multi-National—0.1%
African Development Bank 8.800%, 09/01/19	1,275,000	1,539,589

Office/Business Equipment—0.0%
Xerox Corp. 6.750%, 02/01/17	800,000	812,602

Oil & Gas—1.9%
Anadarko Finance Co. 7.500%, 05/01/31	805,000	996,586

Oil & Gas—(Continued)
Anadarko Holding Co. 7.150%, 05/15/28	949,000	1,099,905
Anadarko Petroleum Corp. 8.700%, 03/15/19	1,600,000	1,821,731
Apache Corp. 3.250%, 04/15/22	870,000	892,744
5.100%, 09/01/40	650,000	674,174
BP Capital Markets plc 1.375%, 11/06/17	500,000	500,047
1.375%, 05/10/18	518,000	517,907
3.017%, 01/16/27	105,000	106,655
3.245%, 05/06/22	1,475,000	1,553,500
3.535%, 11/04/24	300,000	318,701
3.814%, 02/10/24	650,000	701,801
Canadian Natural Resources, Ltd. 1.750%, 01/15/18	500,000	499,302
3.900%, 02/01/25	512,000	514,077
5.850%, 02/01/35	150,000	157,449
6.250%, 03/15/38	200,000	223,737
Cenovus Energy, Inc. 3.000%, 08/15/22	660,000	627,583
6.750%, 11/15/39	600,000	648,447
Chevron Corp. 2.100%, 05/16/21	500,000	508,268
2.355%, 12/05/22	690,000	702,494
3.191%, 06/24/23	425,000	452,690
CNOOC Finance 2013, Ltd. 3.000%, 05/09/23	848,000	857,973
CNOOC Finance 2015 Australia Pty, Ltd. 2.625%, 05/05/20	393,000	400,470
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	890,154
Devon Energy Corp. 4.000%, 07/15/21 (e)	300,000	313,018
Devon Financing Co. LLC 7.875%, 09/30/31	886,000	1,097,562
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43	779,000	540,576
Ecopetrol S.A. 4.125%, 01/16/25	433,000	420,421
5.875%, 09/18/23	282,000	304,208
EOG Resources, Inc. 4.100%, 02/01/21	880,000	948,168
5.100%, 01/15/36	314,000	356,591
Exxon Mobil Corp. 2.397%, 03/06/22	523,000	536,144
2.726%, 03/01/23	422,000	436,954
4.114%, 03/01/46	440,000	491,829
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	426,000	429,850
Marathon Oil Corp. 2.800%, 11/01/22	900,000	833,548
6.600%, 10/01/37	200,000	204,550
Marathon Petroleum Corp. 3.625%, 09/15/24	371,000	373,778

MIST-120

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Nabors Industries, Inc. 4.625%, 09/15/21 (e)	1,975,000	$1,861,173
5.000%, 09/15/20	300,000	295,627
Noble Energy, Inc. 4.150%, 12/15/21	500,000	531,654
5.050%, 11/15/44	360,000	355,424
5.625%, 05/01/21	218,000	227,096
Noble Holding International, Ltd. 5.250%, 03/16/18 (e)	48,000	47,280
6.050%, 03/01/41	77,000	45,430
Petro-Canada 5.950%, 05/15/35	210,000	250,880
9.250%, 10/15/21	243,000	312,653
Petroleos Mexicanos 4.250%, 01/15/25 (e)	326,000	314,557
4.500%, 01/23/26 (e)	1,169,000	1,133,696
4.625%, 09/21/23 (144A)	800,000	801,120
4.875%, 01/18/24	317,000	320,963
5.625%, 01/23/46	738,000	643,757
6.375%, 01/23/45	918,000	876,690
6.750%, 09/21/47 (144A)	716,000	716,000
Shell International Finance B.V. 2.875%, 05/10/26	1,509,000	1,531,554
3.400%, 08/12/23	420,000	448,236
3.750%, 09/12/46	806,000	795,707
4.000%, 05/10/46	1,585,000	1,621,461
4.300%, 09/22/19	800,000	863,879
6.375%, 12/15/38	600,000	816,072
Sinopec Group Overseas Development 2013, Ltd. 4.375%, 10/17/23 (144A)	1,246,000	1,383,826
Statoil ASA 1.150%, 05/15/18	389,000	388,145
2.650%, 01/15/24	393,000	402,258
3.250%, 11/10/24 (e)	399,000	424,606
6.700%, 01/15/18	180,000	192,163
7.250%, 09/23/27	1,040,000	1,448,442
Suncor Energy, Inc. 3.600%, 12/01/24	678,000	710,682
5.950%, 12/01/34	268,000	324,265
6.100%, 06/01/18	1,070,000	1,149,317
Tosco Corp. 7.800%, 01/01/27	700,000	923,969
Total Capital International S.A. 2.700%, 01/25/23	815,000	839,276
3.700%, 01/15/24	654,000	717,135
Transocean, Inc. 3.750%, 10/15/17	700,000	703,500

		47,372,085

Oil & Gas Services—0.2%
Halliburton Co. 4.850%, 11/15/35	270,000	289,397
6.750%, 02/01/27	650,000	800,251
7.450%, 09/15/39	200,000	271,916
8.750%, 02/15/21	350,000	437,744

Oil & Gas Services—(Continued)
Schlumberger Investment S.A. 2.400%, 08/01/22 (144A)	600,000	610,523
3.300%, 09/14/21 (144A)	650,000	688,756
3.650%, 12/01/23	614,000	664,365

		3,762,952

Pharmaceuticals—0.6%
AbbVie, Inc. 2.850%, 05/14/23	605,000	614,198
2.900%, 11/06/22	200,000	205,079
3.200%, 11/06/22	556,000	578,846
3.200%, 05/14/26	460,000	465,683
4.300%, 05/14/36	27,000	28,020
4.500%, 05/14/35	1,240,000	1,321,488
Actavis Funding SCS 3.450%, 03/15/22	1,038,000	1,089,732
4.550%, 03/15/35	652,000	692,553
Actavis, Inc. 3.250%, 10/01/22 (e)	172,000	178,282
Allergan, Inc. 3.375%, 09/15/20	474,000	496,035
Baxalta, Inc. 5.250%, 06/23/45 (e)	89,000	105,293
Bayer U.S. Finance LLC 2.375%, 10/08/19 (144A)	423,000	429,208
3.375%, 10/08/24 (144A)	472,000	487,341
Cardinal Health, Inc. 3.750%, 09/15/25	150,000	162,446
Express Scripts Holding Co. 3.000%, 07/15/23	900,000	914,123
3.500%, 06/15/24	300,000	312,734
4.800%, 07/15/46	156,000	162,048
Forest Laboratories LLC 5.000%, 12/15/21 (144A)	1,504,000	1,683,235
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	96,493
Medco Health Solutions, Inc. 4.125%, 09/15/20	800,000	862,435
Merck & Co., Inc. 2.350%, 02/10/22	343,000	352,916
2.800%, 05/18/23	625,000	654,766
3.700%, 02/10/45	60,000	63,509
Mylan NV 5.250%, 06/15/46 (144A)	223,000	234,865
Mylan, Inc. 3.125%, 01/15/23 (144A)	300,000	297,425
Novartis Capital Corp. 3.400%, 05/06/24	863,000	944,370
Pfizer, Inc. 3.000%, 06/15/23	1,100,000	1,171,651
Sanofi 1.250%, 04/10/18	157,000	157,313
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	445,000	447,155

MIST-121

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Netherlands III B.V. 2.800%, 07/21/23	137,000	$137,352
4.100%, 10/01/46 (e)	60,000	59,715
Zoetis, Inc. 1.875%, 02/01/18	93,000	93,293
4.700%, 02/01/43	26,000	27,362

		15,526,964

Pipelines—0.9%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	267,228
Boardwalk Pipelines L.P. 4.950%, 12/15/24	833,000	871,408
5.950%, 06/01/26	191,000	211,163
Buckeye Partners L.P. 2.650%, 11/15/18	400,000	404,000
4.875%, 02/01/21	600,000	646,402
5.850%, 11/15/43	75,000	76,989
Energy Transfer Partners L.P. 3.600%, 02/01/23	358,000	352,326
4.050%, 03/15/25	273,000	270,770
5.150%, 03/15/45	134,000	124,122
EnLink Midstream Partners L.P. 4.150%, 06/01/25	261,000	249,854
Enterprise Products Operating LLC 3.350%, 03/15/23	417,000	426,696
3.750%, 02/15/25	515,000	533,717
3.900%, 02/15/24	662,000	692,410
4.950%, 10/15/54	179,000	180,973
5.100%, 02/15/45	379,000	407,601
Gulf South Pipeline Co. L.P. 4.000%, 06/15/22	900,000	872,024
Magellan Midstream Partners L.P. 4.250%, 02/01/21	659,000	709,402
4.250%, 09/15/46	269,000	268,182
5.150%, 10/15/43	401,000	442,704
6.400%, 07/15/18	1,420,000	1,531,579
ONEOK Partners L.P. 3.200%, 09/15/18	145,000	147,745
3.375%, 10/01/22	44,000	44,396
4.900%, 03/15/25 (e)	1,000,000	1,075,727
5.000%, 09/15/23 (e)	96,000	104,139
6.650%, 10/01/36	950,000	1,052,604
Plains All American Pipeline L.P. / PAA Finance Corp. 2.600%, 12/15/19	176,000	177,358
2.850%, 01/31/23 (e)	975,000	924,054
3.600%, 11/01/24	900,000	872,059
4.900%, 02/15/45	814,000	745,864
Spectra Energy Capital LLC 3.300%, 03/15/23	308,000	305,225
5.650%, 03/01/20	2,200,000	2,376,513
6.750%, 07/15/18	218,000	231,589
8.000%, 10/01/19	1,000,000	1,154,084

Pipelines—(Continued)
Sunoco Logistics Partners Operations L.P. 3.900%, 07/15/26	117,000	119,306
4.250%, 04/01/24	233,000	242,027
4.400%, 04/01/21	270,000	289,639
4.950%, 01/15/43	394,000	378,549
5.300%, 04/01/44	200,000	201,850
5.350%, 05/15/45	633,000	646,718
TransCanada PipeLines, Ltd. 2.500%, 08/01/22	350,000	351,038
3.750%, 10/16/23	910,000	971,698
7.125%, 01/15/19	490,000	545,602
7.250%, 08/15/38	200,000	283,532
Western Gas Partners L.P. 4.650%, 07/01/26	280,000	289,771

		23,070,637

Real Estate—0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	635,277
ProLogis L.P. 3.750%, 11/01/25	89,000	95,752
4.250%, 08/15/23	114,000	126,040

		857,069

Real Estate Investment Trusts—0.7%
American Tower Corp. 2.250%, 01/15/22	500,000	498,980
3.375%, 10/15/26	287,000	290,908
3.500%, 01/31/23	790,000	824,023
AvalonBay Communities, Inc. 2.850%, 03/15/23	400,000	405,074
2.900%, 10/15/26	165,000	164,217
3.900%, 10/15/46	150,000	148,240
Boston Properties L.P. 2.750%, 10/01/26	300,000	295,515
3.800%, 02/01/24	500,000	534,512
3.850%, 02/01/23	800,000	855,050
Crown Castle International Corp. 2.250%, 09/01/21	385,000	384,688
4.875%, 04/15/22	450,000	501,975
Duke Realty L.P. 4.375%, 06/15/22	1,128,000	1,233,844
Equity Commonwealth 5.875%, 09/15/20	800,000	888,206
6.250%, 06/15/17	840,000	847,116
ERP Operating L.P. 2.375%, 07/01/19	538,000	548,994
4.625%, 12/15/21	150,000	168,402
4.750%, 07/15/20	578,000	634,176
HCP, Inc. 3.400%, 02/01/25	303,000	299,266
3.875%, 08/15/24	1,240,000	1,269,268
4.250%, 11/15/23	746,000	783,275

MIST-122

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Liberty Property L.P. 3.250%, 10/01/26	199,000	$200,521
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	370,000	384,383
Simon Property Group L.P. 2.750%, 02/01/23	200,000	204,994
4.375%, 03/01/21	1,185,000	1,304,845
UDR, Inc. 2.950%, 09/01/26	233,000	231,273
Ventas Realty L.P. 3.500%, 02/01/25	197,000	203,245
3.750%, 05/01/24	147,000	154,528
Ventas Realty L.P. / Ventas Capital Corp. 4.250%, 03/01/22	500,000	544,704
VEREIT Operating Partnership L.P. 4.600%, 02/06/24	960,000	993,600
Welltower, Inc. 4.000%, 06/01/25	300,000	318,113
4.500%, 01/15/24	1,024,000	1,118,157
5.250%, 01/15/22	600,000	679,987

		17,914,079

Retail—0.5%
Advance Auto Parts, Inc. 4.500%, 01/15/22	1,001,000	1,076,642
Bed Bath & Beyond, Inc. 4.915%, 08/01/34	1,479,000	1,496,745
CVS Health Corp. 2.125%, 06/01/21	509,000	514,166
5.300%, 12/05/43	303,000	375,707
CVS Pass-Through Trust 6.204%, 10/10/25 (144A)	726,054	809,252
Home Depot, Inc. (The) 2.125%, 09/15/26	193,000	189,621
2.625%, 06/01/22 (e)	700,000	726,893
3.500%, 09/15/56	134,000	130,949
3.750%, 02/15/24	586,000	649,138
4.250%, 04/01/46	207,000	239,042
4.400%, 03/15/45	143,000	166,511
Lowe’s Cos., Inc. 3.120%, 04/15/22	900,000	954,877
3.125%, 09/15/24	276,000	294,822
Macy’s Retail Holdings, Inc. 2.875%, 02/15/23	450,000	439,815
3.625%, 06/01/24	559,000	561,532
4.375%, 09/01/23	154,000	162,754
4.500%, 12/15/34	272,000	255,422
6.375%, 03/15/37	600,000	644,684
6.700%, 07/15/34	148,000	162,914
McDonald’s Corp. 4.700%, 12/09/35	84,000	95,135
6.300%, 10/15/37	152,000	200,984
Target Corp. 3.500%, 07/01/24	484,000	529,185

Retail—(Continued)
Wal-Mart Stores, Inc. 3.300%, 04/22/24	575,000	626,348
Walgreen Co. 4.400%, 09/15/42	200,000	207,806
Walgreens Boots Alliance, Inc. 3.100%, 06/01/23	897,000	925,208
4.500%, 11/18/34	349,000	370,888

		12,807,040

Savings & Loans—0.0%
Nationwide Building Society 2.450%, 07/27/21 (144A)	200,000	202,429
4.000%, 09/14/26 (144A)	449,000	446,952

		649,381

Semiconductors—0.1%
Intel Corp. 3.700%, 07/29/25	260,000	288,449
4.000%, 12/15/32	1,000,000	1,096,271

		1,384,720

Software—0.4%
Intuit, Inc. 5.750%, 03/15/17	967,000	986,668
Microsoft Corp. 2.400%, 08/08/26	400,000	400,338
3.500%, 02/12/35	296,000	303,036
3.625%, 12/15/23	711,000	780,648
3.950%, 08/08/56	180,000	182,362
4.000%, 02/12/55	310,000	317,216
Oracle Corp. 2.500%, 10/15/22	3,410,000	3,498,977
3.850%, 07/15/36	800,000	830,685
3.900%, 05/15/35	130,000	134,399
4.300%, 07/08/34	987,000	1,070,420
6.500%, 04/15/38	300,000	415,160

		8,919,909

Telecommunications—1.5%
America Movil S.A.B. de C.V. 3.125%, 07/16/22	600,000	614,306
5.000%, 03/30/20	1,000,000	1,098,947
AT&T, Inc. 3.000%, 06/30/22	1,171,000	1,203,914
3.600%, 02/17/23	3,790,000	3,995,016
3.800%, 03/15/22	2,632,000	2,819,106
3.875%, 08/15/21	170,000	183,505
3.950%, 01/15/25	213,000	226,101
4.450%, 04/01/24	227,000	249,508
4.550%, 03/09/49 (144A)	149,000	149,607
4.750%, 05/15/46	296,000	309,751
5.350%, 09/01/40	726,000	813,232
6.150%, 09/15/34	415,000	501,112
6.300%, 01/15/38	200,000	249,635

MIST-123

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
AT&T, Inc. 6.350%, 03/15/40	530,000	$666,366
6.375%, 03/01/41	300,000	375,902
Cisco Systems, Inc. 3.000%, 06/15/22 (e)	278,000	297,712
3.625%, 03/04/24	700,000	770,173
5.900%, 02/15/39	900,000	1,205,656
Crown Castle Towers LLC 6.113%, 01/15/20 (144A)	1,000,000	1,108,249
Deutsche Telekom International Finance B.V. 2.250%, 03/06/17 (144A)	400,000	401,510
8.750%, 06/15/30	500,000	777,198
Orange S.A. 9.000%, 03/01/31	400,000	638,199
Qwest Corp. 6.875%, 09/15/33	587,000	585,179
Rogers Communications, Inc. 4.100%, 10/01/23	736,000	816,272
8.750%, 05/01/32	940,000	1,378,883
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	210,000	214,956
5.134%, 04/27/20	551,000	607,392
Verizon Communications, Inc. 2.625%, 02/21/20	1,152,000	1,184,728
3.000%, 11/01/21	1,500,000	1,569,529
4.400%, 11/01/34	963,000	1,018,987
4.500%, 09/15/20	1,068,000	1,171,989
4.522%, 09/15/48	369,000	390,155
4.672%, 03/15/55	339,000	356,604
4.862%, 08/21/46	1,516,000	1,698,016
5.012%, 08/21/54	204,000	225,265
5.050%, 03/15/34	1,124,000	1,263,346
5.150%, 09/15/23	3,741,000	4,357,992
Vodafone Group plc 1.500%, 02/19/18	300,000	299,798
6.150%, 02/27/37	500,000	605,399

		36,399,195

Transportation—0.4%
Burlington Northern Santa Fe LLC 3.050%, 09/01/22	300,000	318,321
7.950%, 08/15/30	1,185,000	1,793,299
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	1,084,550
Canadian Pacific Railway Co. 4.500%, 01/15/22	300,000	330,322
6.500%, 05/15/18	680,000	733,507
7.125%, 10/15/31	872,000	1,205,672
CSX Corp. 6.000%, 10/01/36	300,000	386,646
7.900%, 05/01/17	1,000,000	1,038,557
FedEx Corp. 3.900%, 02/01/35	382,000	393,077
4.100%, 04/15/43	100,000	103,493

Transportation—(Continued)
Norfolk Southern Corp. 3.850%, 01/15/24	679,000	742,222
7.050%, 05/01/37	150,000	212,234
Ryder System, Inc. 2.450%, 09/03/19	555,000	566,258
3.500%, 06/01/17	485,000	492,275
Union Pacific Corp. 3.750%, 03/15/24	650,000	717,429

		10,117,862

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.500%, 06/15/19 (144A)	175,000	177,563
2.875%, 07/17/18 (144A)	80,000	81,548
3.375%, 02/01/22 (144A)	848,000	881,854
4.250%, 01/17/23 (144A)	948,000	999,961

		2,140,926

Water—0.1%
American Water Capital Corp. 3.400%, 03/01/25	319,000	344,023
3.850%, 03/01/24	1,130,000	1,245,985

		1,590,008

Total Corporate Bonds & Notes (Cost $594,110,227)		602,391,319

Asset-Backed Securities—7.2%

Asset-Backed - Automobile—1.8%
Ally Auto Receivables Trust 0.790%, 01/15/18	60,909	60,872
1.030%, 09/20/17	287,788	287,860
1.210%, 12/20/17	361,379	361,401
1.240%, 11/15/18	405,000	405,616
American Credit Acceptance Receivables Trust 1.430%, 08/12/19 (144A)	121,456	121,500
1.700%, 11/12/20 (144A)	887,987	889,788
2.260%, 03/10/20 (144A)	209,776	209,953
4.260%, 08/12/22 (144A)	867,000	872,557
AmeriCredit Automobile Receivables Trust 0.900%, 09/10/18	22,961	22,961
1.420%, 10/08/19	2,390,000	2,393,021
1.600%, 11/09/20	274,000	274,767
BMW Vehicle Owner Trust 0.670%, 11/27/17	36,936	36,902
Carfinance Capital Auto Trust 1.440%, 11/16/20 (144A)	1,097,483	1,096,144
1.460%, 12/17/18 (144A)	44,155	44,155
1.750%, 06/15/21 (144A)	526,239	527,262
2.720%, 04/15/20 (144A)	375,000	377,347
2.750%, 11/15/18 (144A)	160,001	160,668

MIST-124

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
CarMax Auto Owner Trust 0.800%, 07/16/18	134,235	$134,185
0.980%, 01/15/19	2,879,408	2,877,934
1.280%, 05/15/19	275,000	275,532
CPS Auto Receivables Trust 1.110%, 11/15/18 (144A)	862,130	861,943
1.210%, 08/15/18 (144A)	83,729	83,745
1.310%, 02/15/19 (144A)	933,463	932,950
1.310%, 06/15/20 (144A)	326,062	324,601
1.490%, 04/15/19 (144A)	488,962	489,415
1.530%, 07/15/19 (144A)	439,987	440,127
1.540%, 07/16/18 (144A)	167,934	168,007
1.640%, 04/16/18 (144A)	36,035	36,044
1.820%, 09/15/20 (144A)	511,306	512,121
3.270%, 06/15/22 (144A)	1,050,000	1,046,069
3.770%, 08/17/20 (144A)	558,000	560,060
4.000%, 02/16/21 (144A)	223,000	224,235
4.350%, 11/16/20 (144A)	450,000	455,809
Credit Acceptance Auto Loan Trust 1.550%, 10/15/21 (144A)	638,079	638,097
Drive Auto Receivables Trust 2.560%, 06/15/20 (144A)	795,000	802,244
4.120%, 07/15/22 (144A)	1,177,000	1,209,058
DT Auto Owner Trust 2.020%, 08/17/20 (144A)	618,000	617,726
3.770%, 10/17/22 (144A)	1,068,400	1,068,199
Exeter Automobile Receivables Trust 1.320%, 01/15/19 (144A)	328,894	328,471
2.210%, 07/15/20 (144A)	1,601,068	1,603,493
2.770%, 11/15/19 (144A)	556,000	560,217
3.260%, 12/16/19 (144A)	335,000	338,605
First Investors Auto Owner Trust 1.670%, 11/16/20 (144A)	273,574	273,963
Flagship Credit Auto Trust 1.210%, 04/15/19 (144A)	172,043	172,107
1.430%, 12/16/19 (144A)	537,120	536,412
1.630%, 06/15/20 (144A)	581,059	580,667
1.940%, 01/15/19 (144A)	137,949	138,096
2.550%, 02/18/20 (144A)	245,000	247,111
2.840%, 11/16/20 (144A)	892,000	900,390
3.950%, 12/15/20 (144A)	440,000	439,952
Ford Credit Auto Lease Trust 1.100%, 11/15/17	433,466	433,473
Ford Credit Auto Owner Trust 0.900%, 10/15/18	408,966	408,922
GLS Auto Receivables Trust 2.730%, 10/15/20 (144A)	1,650,124	1,661,210
4.390%, 01/15/21 (144A)	540,000	552,587
GM Financial Automobile Leasing Trust 1.100%, 12/20/17	435,719	435,826
1.530%, 09/20/18	599,000	600,396
1.730%, 06/20/19	503,000	505,767
Honda Auto Receivables Owner Trust 0.690%, 09/18/17	122,532	122,505
0.770%, 03/19/18	904,213	903,683
1.040%, 02/18/20	700,000	700,035

Asset-Backed - Automobile—(Continued)
Hyundai Auto Receivables Trust 0.750%, 09/17/18	211,936	211,854
0.900%, 12/17/18	2,649,830	2,645,913
Nissan Auto Receivables Owner Trust 1.110%, 05/15/19	325,901	326,210
OneMain Direct Auto Receivables Trust 2.040%, 01/15/21 (144A)	835,810	839,181
4.580%, 09/15/21 (144A)	533,000	536,962
Sierra Auto Receivables Securitization Trust 2.850%, 01/18/22 (144A)	623,877	629,405
Skopos Auto Receivables Trust 3.550%, 02/15/20 (144A)	268,392	268,538
Tidewater Auto Receivables Trust 1.850%, 12/15/18 (144A)	1,415,704	1,416,580
vestors Auto Owner Trust 1.530%, 11/16/20 (144A)	1,352,000	1,352,568
Volkswagen Auto Lease Trust 0.870%, 06/20/17	89,462	89,458
Westlake Automobile Receivables Trust 1.570%, 06/17/19 (144A)	1,557,000	1,558,332
4.100%, 06/15/21 (144A)	500,000	511,479
World Omni Auto Receivables Trust 0.830%, 08/15/18	171,968	171,919
1.320%, 01/15/20	476,000	477,033

		45,380,195

Asset-Backed - Credit Card—0.1%
Discover Card Execution Note Trust 1.040%, 04/15/19	1,080,000	1,079,999

Asset-Backed - Home Equity—0.0%
Asset-Backed Securities Corp. Home Equity Loan Trust 1.275%, 02/25/35 (a)	400,245	393,622

Asset-Backed - Other—5.2%
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	1,217,749	1,296,428
3.678%, 12/17/36 (144A)	96,947	104,591
4.201%, 12/17/36 (144A)	400,000	435,455
4.290%, 10/17/36 (144A)	300,000	328,199
4.596%, 12/17/36 (144A)	250,000	273,630
5.036%, 10/17/45 (144A)	1,900,000	2,099,448
5.639%, 04/17/52 (144A)	500,000	530,018
6.231%, 10/17/36 (144A)	650,000	716,051
6.418%, 12/17/36 (144A)	300,000	337,741
American Tower Trust I 1.551%, 03/15/43 (144A)	1,145,000	1,142,463
3.070%, 03/15/48 (144A)	1,920,000	1,999,901
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	974,052	974,472
BCC Funding XIII LLC 2.200%, 12/20/21 (144A)	1,701,000	1,701,270

MIST-125

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle Global Market Strategies Commodities Funding, Ltd. 2.528%, 10/15/21 (144A) (a) (c) (g)	1,307,983	$1,020,226
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) (a) (c) (g)	1,078,519	179,034
Consumer Credit Origination Loan Trust 2.820%, 03/15/21 (144A)	208,536	208,855
FirstKey Lending Trust 2.553%, 03/09/47 (144A)	2,067,524	2,080,023
3.417%, 03/09/47 (144A)	1,442,000	1,453,003
GLC II Trust 4.000%, 12/18/20 (144A)	597,115	591,144
GLC Trust 3.000%, 07/15/21 (144A)	795,593	782,864
GMAT Trust 3.967%, 11/25/43 (144A)	588,394	588,395
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	862,392	865,074
Green Tree Agency Advance Funding Trust I 2.380%, 10/15/48 (144A)	733,000	732,998
3.122%, 10/15/48 (144A)	1,067,000	1,066,997
HERO Funding Trust 3.080%, 09/20/42 (144A)	1,225,000	1,225,000
KGS-Alpha SBA COOF Trust Zero Coupon, 03/25/39 (144A) (a) (b)	6,983,804	325,183
3.034%, 04/25/40 (144A) (a) (b)	2,013,478	260,683
LendingClub Issuance Trust 3.750%, 06/15/22 (144A)	1,200,634	1,204,386
LV Tower 52 Issuer LLC 5.500%, 07/15/19 (144A) (g)	1,391,962	1,375,537
7.500%, 07/15/19 (144A) (g)	671,261	653,137
Marlette Funding Trust 3.060%, 01/17/23 (144A)	2,330,861	2,333,524
Nationstar HECM Loan Trust 2.013%, 08/25/26 (144A)	1,160,973	1,161,902
2.239%, 06/25/26 (144A)	760,449	761,400
2.883%, 11/25/25 (144A)	687,690	688,034
4.115%, 11/25/25 (144A)	786,000	791,895
NRPL Trust 3.875%, 11/01/54 (144A)	1,144,628	1,136,817
NRZ Advance Receivables Trust Advance Receivables Backed 2.751%, 06/15/49 (144A)	1,764,000	1,764,690
3.196%, 11/15/47 (144A)	4,000,000	4,022,275
Ocwen Master Advance Receivables Trust 2.521%, 08/17/48 (144A)	3,612,000	3,611,850
3.064%, 08/17/48 (144A)	1,374,073	1,371,926
3.211%, 11/15/47 (144A)	2,934,000	2,939,968
3.607%, 08/17/48 (144A)	980,777	979,245
4.196%, 11/15/47 (144A)	487,000	487,804
4.246%, 08/17/48 (144A)	1,776,686	1,773,910
4.687%, 11/15/47 (144A)	1,000,000	1,001,502
OnDeck Asset Securitization Trust II LLC 4.210%, 05/17/20 (144A)	632,000	636,418
7.630%, 05/17/20 (144A)	285,000	289,162

Asset-Backed - Other—(Continued)
OneMain Financial Issuance Trust 2.430%, 06/18/24 (144A)	1,643,038	1,644,435
2.470%, 09/18/24 (144A)	4,176,680	4,185,965
3.020%, 09/18/24 (144A)	1,864,000	1,861,373
3.190%, 03/18/26 (144A)	2,877,000	2,906,306
3.240%, 06/18/24 (144A)	321,000	323,268
3.660%, 02/20/29 (144A)	1,785,000	1,830,418
3.850%, 03/18/26 (144A)	450,000	457,401
5.670%, 03/20/28 (144A)	2,505,000	2,483,958
6.000%, 02/20/29 (144A)	1,000,000	1,037,857
Oportun Funding II LLC 3.690%, 07/08/21 (144A)	3,332,000	3,322,492
PFS Tax Lien Trust 1.440%, 05/15/29 (144A)	321,711	319,967
Progreso Receivables Funding III LLC 3.625%, 02/08/20 (144A)	2,648,000	2,648,827
5.500%, 02/08/20 (144A)	680,000	681,062
Purchasing Power Funding LLC 4.750%, 12/15/19 (144A)	2,000,000	2,001,875
RBSHD Trust 7.685%, 10/25/47 (144A) (g)	966,003	966,195
Selene Non-Performing Loans LLC 2.981%, 05/25/54 (144A)	248,215	247,046
SoFi Consumer Loan Program LLC 3.090%, 10/27/25 (144A)	1,570,000	1,573,094
SpringCastle America Funding LLC 2.700%, 05/25/23 (144A)	3,978,698	3,991,610
3.050%, 04/25/29 (144A)	3,841,000	3,841,000
4.610%, 10/25/27 (144A)	1,750,000	1,748,942
Springleaf Funding Trust 2.410%, 12/15/22 (144A)	2,595,778	2,599,096
3.160%, 11/15/24 (144A)	2,305,000	2,333,796
3.450%, 12/15/22 (144A)	496,000	496,466
3.620%, 11/15/24 (144A)	725,000	731,459
Sunset Mortgage Loan Co. LLC 3.721%, 11/16/44 (144A)	1,385,069	1,385,069
Trafigura Securitisation Finance plc 1.474%, 10/15/18 (144A) (a) (g)	3,188,000	3,160,870
U.S. Residential Opportunity Fund Trust 3.475%, 07/27/36 (144A)	1,352,657	1,355,299
Vericrest Opportunity Loan Trust 3.375%, 10/25/58 (144A)	1,516,525	1,513,508
Vericrest Opportunity Loan Trust XLV LLC 4.000%, 05/25/46 (144A)	549,956	554,668
Vericrest Opportunity Loan Trust XLVI LLC 3.844%, 06/25/46 (144A)	1,481,271	1,489,744
Vericrest Opportunity Loan Trust XLVII LLC 3.750%, 06/25/46 (144A)	1,415,613	1,420,598
Vericrest Opportunity Loan Trust L LLC 3.500%, 09/25/46 (144A)	2,927,000	2,927,000
Vericrest Opportunity Loan Trust X LLC 3.375%, 10/26/54 (144A)	396,453	395,908
Vericrest Opportunity Loan Trust XIX LLC 3.875%, 04/25/55 (144A)	659,400	661,175
Vericrest Opportunity Loan Trust XXII LLC 3.500%, 02/25/55 (144A)	959,754	960,473

MIST-126

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
4.250%, 02/25/55 (144A)	498,459	$481,680
Vericrest Opportunity Loan Trust XXIV LLC 3.500%, 02/25/55 (144A)	1,586,657	1,587,400
Vericrest Opportunity Loan Trust XXVI LLC 3.125%, 09/25/43 (144A)	2,146,421	2,140,281
4.250%, 09/25/43 (144A)	1,380,166	1,346,486
Vericrest Opportunity Loan Trust XXVII LLC 3.375%, 08/27/57 (144A)	2,410,119	2,408,452
Vericrest Opportunity Loan Trust XXX LLC 3.625%, 10/25/57 (144A)	1,508,883	1,510,759
Vericrest Opportunity Loan Trust XXXI LLC 3.375%, 02/25/55 (144A)	1,244,348	1,244,342
Vericrest Opportunity Loan Trust XXXIII LLC 3.500%, 03/25/55 (144A)	1,623,902	1,624,787
Vericrest Opportunity Loan Trust XXXV LLC 3.500%, 09/25/46 (144A)	2,105,000	2,104,858
Verizon Owner Trust 1.420%, 01/20/21 (144A)	250,000	250,575
VML LLC 3.875%, 04/27/54 (144A) (a)	485,238	483,940
Westgate Resorts LLC 2.250%, 08/20/25 (144A)	362,011	361,785

		127,908,093

Asset-Backed - Student Loan—0.1%
Academic Loan Funding Trust 1.325%, 12/27/22 (144A) (a)	552,380	552,707
1.325%, 12/26/44 (144A) (a)	1,226,798	1,208,806

		1,761,513

Total Asset-Backed Securities (Cost $177,303,852)		176,523,422

Mortgage-Backed Securities—4.7%

Collateralized Mortgage Obligations—2.3%
AJAX Mortgage Loan Trust 3.500%, 02/25/51 (144A) (a) (g)	241,003	239,410
3.750%, 03/25/52 (144A) (a) (g)	963,516	958,530
4.000%, 10/25/57 (144A)	1,097,730	1,095,132
4.500%, 03/25/53 (144A) (g)	1,041,715	1,075,357
Banc of America Funding Trust 2.926%, 05/20/34 (a)	1,337,776	1,349,999
Bear Stearns ALT-A Trust 1.165%, 07/25/34 (a)	2,274,808	2,236,468
Countrywide Alternative Loan Trust 1.205%, 08/25/34 (a)	574,763	570,074
Global Mortgage Securitization, Ltd. 0.845%, 11/25/32 (144A) (a)	798,907	747,484
HarborView Mortgage Loan Trust 2.834%, 05/19/34 (a)	1,515,965	1,500,180
Homeowner Assistance Program Reverse Mortgage Loan Trust 4.000%, 05/26/53 (144A) (g)	2,128,284	2,117,643

Collateralized Mortgage Obligations—(Continued)
Impac CMB Trust 1.265%, 11/25/34 (a)	3,689,195	3,560,485
JPMorgan Mortgage Trust 3.183%, 08/25/34 (a)	285,254	285,890
MASTR Asset Securitization Trust 5.500%, 12/25/33	826,188	838,691
Merrill Lynch Mortgage Investors Trust 0.985%, 04/25/29 (a)	761,530	728,499
1.025%, 05/25/29 (a)	1,617,227	1,573,313
1.145%, 10/25/28 (a)	836,318	796,661
1.165%, 10/25/28 (a)	1,481,806	1,447,076
1.638%, 01/25/29 (a)	1,018,436	955,206
Sequoia Mortgage Trust 1.132%, 12/20/34 (a)	1,978,901	1,933,252
1.172%, 01/20/34 (a)	1,031,332	979,673
1.192%, 07/20/33 (a)	1,192,489	1,106,444
1.212%, 10/20/34 (a)	2,068,658	1,957,295
1.292%, 04/20/33 (a)	1,143,938	1,074,024
Springleaf Mortgage Loan Trust 1.780%, 12/25/65 (144A) (a)	2,285,439	2,275,049
1.870%, 09/25/57 (144A) (a)	890,172	890,180
2.310%, 06/25/58 (144A) (a)	1,240,000	1,235,439
3.140%, 06/25/58 (144A) (a)	792,000	789,717
3.520%, 12/25/65 (144A) (a)	2,177,000	2,186,557
3.790%, 09/25/57 (144A) (a)	1,274,000	1,272,605
3.790%, 06/25/58 (144A) (a)	603,000	604,221
4.480%, 12/25/65 (144A) (a)	3,000,000	3,011,814
Structured Adjustable Rate Mortgage Loan Trust 2.949%, 06/25/34 (a)	816,236	811,159
Structured Asset Mortgage Investments Trust 1.431%, 05/19/33 (a)	1,770,271	1,735,441
Structured Asset Mortgage Investments Trust II 1.231%, 01/19/34 (a)	1,659,949	1,598,064
1.231%, 03/19/34 (a)	1,859,516	1,792,692
Structured Asset Securities Corp. Mortgage Loan Trust 1.125%, 10/25/27 (a)	414,492	403,941
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.950%, 11/25/33 (a)	1,171,641	1,150,556
Thornburg Mortgage Securities Trust 1.165%, 09/25/43 (a)	974,748	937,730
2.242%, 12/25/44 (a)	1,284,483	1,269,539
2.526%, 04/25/45 (a)	3,001,067	3,006,094
Wells Fargo Mortgage-Backed Securities Trust 3.055%, 03/25/35 (a)	1,976,563	2,016,686

		56,114,270

Commercial Mortgage-Backed Securities—2.4%
A10 Securitization LLC 2.400%, 11/15/25 (144A)	16,081	16,078
A10 Term Asset Financing LLC 1.720%, 04/15/33 (144A)	847,972	844,197
2.620%, 11/15/27 (144A)	882,975	880,991
3.020%, 04/15/33 (144A)	1,807,000	1,777,970
4.380%, 11/15/27 (144A)	425,000	418,687

MIST-127

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
ACRE Commercial Mortgage Trust 2.580%, 08/15/31 (144A) (a)	36,041	$35,839
3.030%, 08/15/31 (144A) (a)	597,500	593,520
3.930%, 08/15/31 (144A) (a)	350,000	341,029
BAMLL Commercial Mortgage Securities Trust 4.354%, 08/15/46 (144A) (a)	1,200,000	1,229,411
Banc of America Commercial Mortgage Trust 5.492%, 02/10/51	1,883,424	1,927,002
5.801%, 04/10/49 (a)	1,000,000	1,017,148
5.889%, 07/10/44 (a)	24,703	24,671
BB-UBS Trust 2.892%, 06/05/30 (144A)	240,000	242,430
3.430%, 11/05/36 (144A)	2,950,000	3,137,114
Bear Stearns Commercial Mortgage Securities Trust 1.217%, 06/11/50 (144A) (a)	1,500,000	1,476,390
CGBAM Commercial Mortgage Trust 1.324%, 02/15/31 (144A) (a)	1,080,184	1,073,089
Citigroup Commercial Mortgage Trust 2.110%, 01/12/30 (144A)	526,887	529,265
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.250%, 07/10/45 (144A) (a) (b)	120,000,000	1,669,248
1.327%, 08/13/27 (144A) (a)	990,000	984,408
1.377%, 02/13/32 (144A) (a)	2,605,000	2,599,085
2.122%, 02/13/32 (144A) (a)	1,000,000	998,054
Commercial Mortgage Trust 2.365%, 02/10/29 (144A)	2,789,132	2,794,960
3.086%, 04/12/35 (144A) (a)	1,871,000	1,953,290
4.353%, 08/10/30 (144A)	3,000,000	3,365,672
COOF Securitization Trust, Ltd. 3.342%, 06/25/40 (144A) (a) (b)	2,560,368	328,214
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	968,807
DBRR Trust 1.636%, 12/18/49 (144A) (a)	174,144	174,084
GS Mortgage Securities Corp. II 2.706%, 12/10/27 (144A)	267,879	273,685
GS Mortgage Securities Corp. Trust 2.318%, 01/10/30 (144A)	733,000	736,569
3.551%, 04/10/34 (144A)	3,500,000	3,781,068
GS Mortgage Securities Trust 5.558%, 08/10/44 (144A) (a)	500,000	505,482
Hilton Mortgage Trust 1.424%, 07/15/29 (144A) (a)	570,000	562,637
JPMorgan Chase Commercial Mortgage Securities Trust 5.716%, 02/15/51	2,625,477	2,694,631
KGS-Alpha SBA COOF Trust 0.561%, 05/25/39 (144A) (a) (b)	7,876,485	145,223
0.901%, 08/25/38 (144A) (a) (b)	8,440,668	228,162
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	837,658
LB-UBS Commercial Mortgage Trust 5.430%, 02/15/40	739,278	745,386

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust 3.669%, 02/15/47	3,000,000	3,196,710
Morgan Stanley Re-REMIC Trust 0.250%, 07/27/49 (144A)	1,500,000	1,343,459
2.000%, 07/27/49 (144A)	344,920	343,412
NorthStar 5.525%, 08/25/29 (144A) (a)	565,364	571,017
RAIT Trust 1.773%, 12/15/31 (144A) (a)	321,497	317,873
2.323%, 12/15/31 (144A) (a)	1,489,836	1,472,706
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	550,898
UBS-Barclays Commercial Mortgage Trust 3.244%, 04/10/46	2,228,000	2,361,008
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	1,465,017
3.808%, 12/13/29 (144A)	2,500,000	2,683,052
Wells Fargo Commercial Mortgage Trust 2.800%, 03/18/28 (144A) (a)	1,000,000	1,025,146
2.819%, 08/15/50	1,200,000	1,238,268
WF-RBS Commercial Mortgage Trust 4.317%, 03/15/45 (144A) (a)	300,000	281,109

		58,760,829

Total Mortgage-Backed Securities (Cost $113,912,826)		114,875,099

Foreign Government—1.0%

Electric—0.1%
Hydro-Quebec 8.050%, 07/07/24	1,100,000	1,513,917
9.400%, 02/01/21	845,000	1,095,088

		2,609,005

Provincial—0.0%
Province of Quebec Canada 7.125%, 02/09/24	200,000	263,799

Sovereign—0.9%
Colombia Government International Bonds 4.000%, 02/26/24 (e)	423,000	450,495
5.000%, 06/15/45	749,000	810,793
5.625%, 02/26/44	200,000	231,500
Israel Government AID Bonds Zero Coupon, 02/15/24	5,000,000	4,326,320
Zero Coupon, 11/01/24	1,960,000	1,664,022
Zero Coupon, 02/15/25	2,000,000	1,664,478
Zero Coupon, 08/15/25	2,500,000	2,050,852
Mexico Government International Bonds 3.500%, 01/21/21 (e)	2,948,000	3,133,724
3.600%, 01/30/25 (e)	537,000	556,466
4.000%, 10/02/23	1,374,000	1,468,119
4.125%, 01/21/26	389,000	418,370
4.350%, 01/15/47	228,000	224,010

MIST-128

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexico Government International Bonds 4.600%, 01/23/46	222,000	$225,053
5.550%, 01/21/45	737,000	853,999
5.750%, 10/12/10	500,000	528,750
Panama Government International Bond 4.000%, 09/22/24	323,000	353,281
Peruvian Government International Bond 5.625%, 11/18/50 (e)	73,000	96,543
Poland Government International Bond 4.000%, 01/22/24	930,000	1,027,650
South Africa Government International Bonds 5.375%, 07/24/44 (e)	1,077,000	1,170,160
5.875%, 09/16/25	384,000	434,880
Turkey Government International Bond 5.750%, 03/22/24	500,000	538,440

		22,227,905

Total Foreign Government (Cost $24,062,450)		25,100,709

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $21,919,024 on 10/03/16, collateralized by $20,100,000 U.S. Treasury Note at 3.625% due 02/15/21 with a value of $22,361,250.	21,918,969	21,918,969

Total Short-Term Investments (Cost $21,918,969)		21,918,969

Securities Lending Reinvestments (h)—0.8%

Certificates of Deposit—0.2%
Abbey National Treasury Services 0.440%, 10/03/16	500,000	500,000
ABN AMRO Bank NV Zero Coupon, 12/22/16	250,000	249,468
Bank of Montreal 0.500%, 10/24/16	250,000	250,000
Bank of Nova Scotia 0.750%, 10/19/16	200,000	200,022
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	200,000	200,000
Chiba Bank Ltd, New York 0.870%, 11/30/16	650,000	650,110
DZ Bank AG 0.950%, 01/03/17	250,000	250,000
KBC Bank NV Zero Coupon, 12/27/16	300,000	299,583
1.000%, 01/04/17	250,000	250,000

Certificates of Deposit—(Continued)
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	600,000	600,000
National Bank of Canada 0.420%, 10/06/16	500,000	499,999
0.480%, 10/28/16	200,000	199,999
Norinchukin Bank 0.480%, 10/24/16	300,000	300,000
Standard Chartered Bank New York 0.910%, 12/16/16	200,000	200,015
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	650,000	650,019
Swedbank 0.350%, 10/03/16	600,000	599,999

		5,899,214

Commercial Paper—0.1%
Albion Capital Corp. 0.720%, 10/25/16	400,000	$399,872
BNP Paribas 0.510%, 10/21/16	200,000	199,949
Charta LLC 0.880%, 12/22/16	750,000	748,567
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	300,000	299,839
Credit Suisse AG 0.971%, 10/19/16	200,000	199,998
Kells Funding LLC 1.040%, 01/19/17	100,000	99,703
LMA S.A. & LMA Americas 0.580%, 10/14/16	50,000	49,993
Manhattan Asset Funding 0.740%, 11/28/16	750,000	749,257
Ridgefield Funding Co. LLC 0.650%, 10/26/16	100,000	99,949

		2,847,127

Repurchase Agreements—0.5%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $2,200,171 on 10/03/16, collateralized by $2,079,033 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $2,244,001.	2,200,000	2,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $2,200,153 on 10/03/16, collateralized by $2,159,791 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $2,244,002.	2,200,000	2,200,000

MIST-129

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $500,019 on 10/03/16, collateralized by $394,400 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $510,007.	500,000	$500,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 at 0.650% to be repurchased at $800,072 on 10/03/16, collateralized by $763,743 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $816,341.	800,000	800,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $451,162 on 10/03/16, collateralized by $372,729 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $460,167.	451,144	451,144
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $2,000,117 on 10/03/16, collateralized by $3,199,122 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $2,040,119.	2,000,000	2,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $1,300,094 on 10/04/16, collateralized by $1,250,306 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $1,326,000.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $1,500,065 on 10/03/16, collateralized by $2,117,813 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $1,530,000.	1,500,000	1,500,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,000,038 on 10/03/16, collateralized by $936,180 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,020,021.	1,000,000	1,000,000

		11,951,144

Time Deposits—0.0%
ANZ London 0.420%, 10/03/16	53,622	53,622
DBS Bank Limited, Singapore 0.380%, 10/04/16	200,000	200,000
Den Norske Bank, Oslo 0.400%, 10/03/16	300,000	300,000
Royal Bank of Canada 0.280%, 10/03/16	300,000	300,000

		853,622

Total Securities Lending Reinvestments (Cost $21,550,513)		21,551,107

Total Investments—101.2% (Cost $2,430,103,201) (i)		2,496,514,629
Other assets and liabilities (net)—(1.2)%		(30,628,668)

Net Assets—100.0%		$2,465,885,961

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Interest only security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.4% of net assets.
(d)	Principal only security.
(e)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $20,405,324 and the collateral received consisted of cash in the amount of $21,050,253. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Principal amount of security is adjusted for inflation.
(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $11,745,939, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(i)	As of September 30, 2016, the aggregate cost of investments was $2,430,103,201. The aggregate unrealized appreciation and depreciation of investments were $90,398,574 and $(23,987,146), respectively, resulting in net unrealized appreciation of $66,411,428.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $321,622,116, which is 13.0% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

MIST-130

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
AJAX Mortgage Loan Trust, 4.500%, 03/25/53	03/20/13	$1,041,715	$1,037,496	$1,075,357
AJAX Mortgage Loan Trust, 3.750%, 03/25/52	01/28/13	963,516	960,428	958,530
AJAX Mortgage Loan Trust, 3.500%, 02/25/51	11/15/13	241,003	239,397	239,410
Carlyle Global Market Strategies Commodities Funding, Ltd., 2.528%, 10/15/21	05/22/14	1,307,983	1,307,983	1,020,226
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	1,078,519	1,078,519	179,034
Homeowner Assistance Program Reverse Mortgage Loan Trust, 4.000%, 05/26/53	05/03/13	2,128,284	2,098,051	2,117,643
LV Tower 52 Issuer LLC, 5.500%, 07/15/19	08/04/15	1,391,962	1,388,482	1,375,537
LV Tower 52 Issuer LLC, 7.500%, 07/15/19	08/04/15	671,261	669,583	653,137
RBSHD Trust, 7.685%, 10/25/47	09/27/13	966,003	966,003	966,195
Trafigura Securitisation Finance plc, 1.474%, 10/15/18	01/30/14	3,188,000	3,188,000	3,160,870

				$11,745,939

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage - Backed	$—	$816,320,611	$9,121,576	$825,442,187
Federal Agencies	—	51,089,499	—	51,089,499
U.S. Treasury	—	657,622,318	—	657,622,318
Total U.S. Treasury & Government Agencies	—	1,525,032,428	9,121,576	1,534,154,004
Total Corporate Bonds & Notes*	—	602,391,319	—	602,391,319
Asset-Backed Securities
Asset-Backed - Automobile	—	45,380,195	—	45,380,195
Asset-Backed - Credit Card	—	1,079,999	—	1,079,999
Asset-Backed - Home Equity	—	393,622	—	393,622
Asset-Backed - Other	—	126,708,833	1,199,260	127,908,093
Asset-Backed - Student Loan	—	1,761,513	—	1,761,513
Total Asset-Backed Securities	—	175,324,162	1,199,260	176,523,422
Total Mortgage-Backed Securities*	—	114,875,099	—	114,875,099
Total Foreign Government*	—	25,100,709	—	25,100,709
Total Short-Term Investment*	—	21,918,969	—	21,918,969
Securities Lending Reinvestments
Certificates of Deposit	—	5,899,214	—	5,899,214
Commercial Paper	—	2,847,127	—	2,847,127

MIST-131

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$11,951,144	$—	$11,951,144
Time Deposits	—	853,622	—	853,622
Total Securities Lending Reinvestments	—	21,551,107	—	21,551,107
Total Investments	$—	$2,486,193,793	$10,320,836	$2,496,514,629

Collateral for Securities Loaned (Liability)	$—	$(21,050,253)	$—	$(21,050,253)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Depreciation	Purchases	Sales		Transfers into Level 3	Balance as of September 30, 2016	Change in Unrealized Depreciation from Investments Still Held at September 30, 2016
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage-Backed	$—	$—	$9,121,576	$—		$—	$9,121,576	$—
Asset-Backed Securities
Asset-Backed - Other	312,770	(391,939)	—	(1,378,685	)(a)	2,657,114	1,199,260	(391,939)

	$312,770	$(391,939)	$9,121,576	$(1,378,685)		$2,657,114	$10,320,836	$(391,939)

(a)	Sales include principal reductions

Asset-Backed Securities in the amount of $2,657,114 transferred into level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-132

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—34.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Airbus Group SE	45,190	$2,733,487
BAE Systems plc	113,061	767,075
General Dynamics Corp.	6,487	1,006,523
L-3 Communications Holdings, Inc.	2,735	412,247
Northrop Grumman Corp.	2,905	621,525
Safran S.A.	63,099	4,537,020
Textron, Inc.	2,695	107,126
Thales S.A.	58,502	5,388,654
United Technologies Corp.	12,939	1,314,602

		16,888,259

Air Freight & Logistics—0.2%
United Parcel Service, Inc. - Class B	1,887	206,362
Yamato Holdings Co., Ltd.	153,100	3,563,393

		3,769,755

Airlines—0.2%
Delta Air Lines, Inc.	18,924	744,849
Japan Airlines Co., Ltd.	69,900	2,057,785
United Continental Holdings, Inc. (a)	13,313	698,533

		3,501,167

Auto Components—0.3%
Bridgestone Corp.	68,200	2,515,386
Continental AG	12,925	2,717,421
Delphi Automotive plc	8,002	570,703
Johnson Controls International plc	447	20,799

		5,824,309

Automobiles—0.8%
Astra International Tbk PT	2,015,500	1,280,605
Daimler AG	35,263	2,484,073
Ford Motor Co.	10,065	121,485
Geely Automobile Holdings, Ltd.	770,000	693,040
General Motors Co.	28,130	893,690
Hyundai Motor Co.	13,860	1,711,390
Mahindra & Mahindra, Ltd. (GDR)	97,070	2,057,884
Renault S.A.	28,070	2,306,281
Suzuki Motor Corp.	82,600	2,765,184
Toyota Motor Corp.	24,100	1,397,649

		15,711,281

Banks—2.5%
Australia & New Zealand Banking Group, Ltd.	170,183	3,613,589
Banco Santander Chile (ADR)	32,060	663,321
Bank Central Asia Tbk PT	653,000	787,962
Bank of America Corp.	162,579	2,544,361
Bank Rakyat Indonesia Persero Tbk PT	1,227,600	1,151,742
BNP Paribas S.A.	76,674	3,942,248
Capitec Bank Holdings, Ltd.	10,650	499,302
Citigroup, Inc.	59,910	2,829,549
Citizens Financial Group, Inc.	4,076	100,718
Credicorp, Ltd.	6,700	1,019,874
Grupo Financiero Banorte S.A.B. de C.V. - Class O	117,300	615,788

Banks—(Continued)
HDFC Bank, Ltd. (ADR)	94,280	6,777,789
HSBC Holdings plc	458,023	3,438,858
ING Groep NV	259,761	3,202,091
Itau Unibanco Holding S.A. (ADR)	146,364	1,601,222
KeyCorp	48,324	588,103
Mitsubishi UFJ Financial Group, Inc.	942,100	4,750,659
Mizuho Financial Group, Inc.	421,000	703,404
Nordea Bank AB	251,932	2,498,854
Public Bank Bhd	107,000	513,287
Regions Financial Corp.	43,958	433,865
Sberbank of Russia PJSC (ADR)	155,990	1,469,426
Siam Commercial Bank PCL (The)	275,600	1,177,166
Societe Generale S.A.	22,475	775,625
Sumitomo Mitsui Financial Group, Inc.	26,800	903,239
Sumitomo Mitsui Trust Holdings, Inc.	8,900	288,832
SVB Financial Group (a)	1,655	182,944
Turkiye Garanti Bankasi A/S	216,435	574,922
Wells Fargo & Co.	73,238	3,242,979
Zions Bancorporation	4,063	126,034

		51,017,753

Beverages—1.1%
Ambev S.A. (ADR)	252,650	1,538,638
Anheuser-Busch InBev S.A.	38,192	5,013,606
Boston Beer Co., Inc. (The) - Class A (a)	634	98,435
Britvic plc	341,571	2,669,644
Coca-Cola Co. (The)	30,961	1,310,269
Constellation Brands, Inc. - Class A	6,281	1,045,724
Dr Pepper Snapple Group, Inc.	2,038	186,090
Molson Coors Brewing Co. - Class B	13,792	1,514,362
PepsiCo, Inc.	28,302	3,078,408
SABMiller plc	71,712	4,178,860
Suntory Beverage & Food, Ltd.	38,500	1,670,401
Tsingtao Brewery Co., Ltd. - Class H	166,000	650,699

		22,955,136

Biotechnology—0.7%
Alexion Pharmaceuticals, Inc. (a)	5,723	701,296
Amgen, Inc.	1,254	209,180
Biogen, Inc. (a)	5,250	1,643,408
BioMarin Pharmaceutical, Inc. (a)	1,115	103,160
Celgene Corp. (a)	14,853	1,552,584
Genmab A/S (a)	17,684	3,030,431
Gilead Sciences, Inc.	24,312	1,923,565
Shire plc	56,511	3,652,578
Vertex Pharmaceuticals, Inc. (a)	6,260	545,935

		13,362,137

Building Products—0.2%
Allegion plc	6,959	479,545
Daikin Industries, Ltd.	41,900	3,903,665
Masco Corp.	11,923	409,078

		4,792,288

MIST-133

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—0.7%
3i Group plc	373,404	$3,143,058
Bank of New York Mellon Corp. (The)	12,609	502,847
BlackRock, Inc.	3,537	1,282,021
Charles Schwab Corp. (The)	42,142	1,330,423
Goldman Sachs Group, Inc. (The)	3,000	483,810
Henderson Group plc	243,308	731,643
Intercontinental Exchange, Inc.	3,081	829,898
Morgan Stanley	50,430	1,616,786
Schroders plc	27,652	966,277
State Street Corp.	11,928	830,546
TD Ameritrade Holding Corp.	4,683	165,029
UBS Group AG (a)	218,301	2,964,236

		14,846,574

Chemicals—0.3%
Chr Hansen Holding A/S	36,358	2,161,237
Dow Chemical Co. (The)	17,148	888,781
E.I. du Pont de Nemours & Co.	18,453	1,235,797
Eastman Chemical Co.	15,266	1,033,203
Monsanto Co.	2,918	298,220
Mosaic Co. (The)	29,387	718,806

		6,336,044

Commercial Services & Supplies—0.1%
Rentokil Initial plc	952,157	2,743,488

Communications Equipment—0.1%
Cisco Systems, Inc.	33,277	1,055,546

Construction & Engineering—0.2%
Fluor Corp.	7,355	377,458
Kajima Corp.	385,000	2,690,974

		3,068,432

Construction Materials—0.1%
Martin Marietta Materials, Inc.	1,329	238,037
Siam Cement PCL (The)	61,300	912,866

		1,150,903

Consumer Finance—0.1%
American Express Co.	6,376	408,319
Capital One Financial Corp.	12,368	888,394
Discover Financial Services	8,742	494,360

		1,791,073

Containers & Packaging—0.1%
Crown Holdings, Inc. (a)	11,914	680,170
Sealed Air Corp.	2,217	101,583
WestRock Co.	8,385	406,505

		1,188,258

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (a)	19,382	2,800,118
FirstRand, Ltd.	401,560	1,392,507

Diversified Financial Services—(Continued)
ORIX Corp.	205,400	3,030,766
Remgro, Ltd.	67,330	1,127,687
Voya Financial, Inc.	3,598	103,694

		8,454,772

Diversified Telecommunication Services—1.8%
AT&T, Inc.	63,884	2,594,329
BT Group plc	479,412	2,417,233
Deutsche Telekom AG	275,499	4,618,288
Nippon Telegraph & Telephone Corp.	215,300	9,832,834
Orange S.A.	276,150	4,321,266
PCCW, Ltd.	3,573,000	2,196,215
Singapore Telecommunications, Ltd.	1,560,600	4,567,970
Telecom Italia S.p.A. (a)	2,998,760	2,481,338
Telenor ASA	122,243	2,101,994
Verizon Communications, Inc.	17,686	919,318

		36,050,785

Electric Utilities—0.9%
Edison International	13,226	955,579
Endesa S.A.	59,269	1,270,342
Enel S.p.A.	1,989,595	8,873,610
Exelon Corp.	4,727	157,362
Iberdrola S.A.	627,448	4,262,482
NextEra Energy, Inc.	13,749	1,681,778
PG&E Corp.	7,700	471,009
Xcel Energy, Inc.	21,052	866,079

		18,538,241

Electrical Equipment—0.1%
Eaton Corp. plc	19,348	1,271,357
Emerson Electric Co.	2,310	125,918

		1,397,275

Electronic Equipment, Instruments & Components—0.3%
Delta Electronics, Inc.	237,867	1,274,640
Keyence Corp.	5,400	3,930,213
TE Connectivity, Ltd.	19,331	1,244,530

		6,449,383

Energy Equipment & Services—0.2%
Halliburton Co.	8,613	386,551
National Oilwell Varco, Inc.	2,721	99,970
Schlumberger, Ltd.	11,184	879,510
Technip S.A.	45,347	2,784,918

		4,150,949

Equity Real Estate Investment Trusts—0.8%
American Tower Corp.	1,952	221,220
Apartment Investment & Management Co. - Class A	4,577	210,130
AvalonBay Communities, Inc.	4,572	813,084
Equinix, Inc.	1,503	541,456
Essex Property Trust, Inc.	461	102,665

MIST-134

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Extra Space Storage, Inc.	1,303	$103,471
First Real Estate Investment Trust	890,000	885,865
Goodman Group	489,272	2,733,043
HCP, Inc.	11,337	430,239
Kimco Realty Corp.	16,996	492,034
Klepierre	68,255	3,128,308
LaSalle Hotel Properties	9,372	223,710
Liberty Property Trust	5,653	228,099
Lippo Malls Indonesia Retail Trust	3,206,600	883,234
Macerich Co. (The)	617	49,897
Mapletree Logistics Trust	1,338,800	1,052,500
Prologis, Inc.	6,981	373,763
Public Storage	953	212,652
Regency Centers Corp.	2,411	186,828
Simon Property Group, Inc.	3,874	801,957
SL Green Realty Corp.	2,886	311,977
STORE Capital Corp.	5,399	159,108
Westfield Corp.	150,086	1,119,109

		15,264,349

Food & Staples Retailing—0.6%
Bid Corp., Ltd.	75,189	1,422,954
Costco Wholesale Corp.	8,242	1,256,987
Distribuidora Internacional de Alimentacion S.A.	181,620	1,124,369
Koninklijke Ahold Delhaize NV (a)	92,710	2,111,866
Kroger Co. (The)	27,423	813,915
Magnit PJSC (GDR)	31,180	1,299,894
President Chain Store Corp.	154,000	1,228,753
Shoprite Holdings, Ltd.	62,850	877,777
Sun Art Retail Group, Ltd.	807,000	558,144
Wal-Mart de Mexico S.A.B. de C.V.	319,340	699,131
Wal-Mart Stores, Inc.	337	24,304
Walgreens Boots Alliance, Inc.	15,761	1,270,652

		12,688,746

Food Products—0.7%
Archer-Daniels-Midland Co.	3,861	162,818
Associated British Foods plc	55,598	1,873,646
Hershey Co. (The)	4,027	384,981
J.M. Smucker Co. (The)	657	89,050
Marine Harvest ASA (a)	299,406	5,359,066
Mondelez International, Inc. - Class A	42,202	1,852,668
Nestle S.A.	28,003	2,206,458
NH Foods, Ltd.	68,000	1,640,373
Tiger Brands, Ltd.	20,350	564,724
Tingyi Cayman Islands Holding Corp.	328,000	382,444

		14,516,228

Gas Utilities—0.4%
Enagas S.A.	52,451	1,576,219
Snam S.p.A.	1,314,342	7,281,762

		8,857,981

Health Care Equipment & Supplies—0.3%
Abbott Laboratories	37,293	1,577,121
Becton Dickinson & Co.	1,189	213,699

Health Care Equipment & Supplies—(Continued)
Boston Scientific Corp. (a)	56,898	1,354,173
Danaher Corp.	4,557	357,223
Hoya Corp.	57,600	2,313,170
Stryker Corp.	1,974	229,793

		6,045,179

Health Care Providers & Services—0.5%
Aetna, Inc.	10,507	1,213,033
Anthem, Inc.	1,220	152,878
Cigna Corp.	2,840	370,109
Fresenius SE & Co. KGaA	31,406	2,505,109
HCA Holdings, Inc. (a)	1,459	110,344
Humana, Inc.	4,299	760,450
Korian S.A.	15,072	485,161
Laboratory Corp. of America Holdings (a)	1,058	145,454
McKesson Corp.	2,809	468,401
Quest Diagnostics, Inc.	1,962	166,044
Spire Healthcare Group plc (144A)	248,514	1,271,051
UnitedHealth Group, Inc.	17,704	2,478,560

		10,126,594

Hotels, Restaurants & Leisure—0.4%
InterContinental Hotels Group plc	40,270	1,660,920
Oriental Land Co., Ltd.	34,100	2,074,571
Royal Caribbean Cruises, Ltd.	10,232	766,888
Sands China, Ltd.	259,600	1,137,158
Starbucks Corp.	23,555	1,275,268
Yum! Brands, Inc.	8,003	726,752

		7,641,557

Household Durables—0.2%
D.R. Horton, Inc.	11,253	339,841
Electrolux AB - Series B	72,567	1,818,472
Harman International Industries, Inc.	3,372	284,765
Mohawk Industries, Inc. (a)	1,131	226,585
Newell Brands, Inc.	2,465	129,807
PulteGroup, Inc.	16,916	338,997
Taylor Wimpey plc	867,405	1,736,340
Toll Brothers, Inc. (a)	7,214	215,410

		5,090,217

Household Products—0.4%
Kimberly-Clark Corp.	13,740	1,733,164
Procter & Gamble Co. (The) (b)	26,982	2,421,635
Reckitt Benckiser Group plc	41,152	3,878,068
Unilever Indonesia Tbk PT	152,200	519,647

		8,552,514

Industrial Conglomerates—0.7%
3M Co.	587	103,447
Bidvest Group, Ltd. (The)	70,469	830,881
CK Hutchison Holdings, Ltd.	152,152	1,941,277
General Electric Co.	86,790	2,570,720
Honeywell International, Inc.	18,687	2,178,717
Jardine Matheson Holdings, Ltd.	28,300	1,719,119

MIST-135

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—(Continued)
KOC Holding A/S	106,110	$455,841
Siemens AG	36,320	4,251,727

		14,051,729

Insurance—1.5%
AIA Group, Ltd.	521,600	3,494,778
Allianz SE	8,389	1,245,202
American International Group, Inc.	21,687	1,286,907
Arthur J. Gallagher & Co.	10,988	558,959
AXA S.A.	255,644	5,439,142
Chubb, Ltd.	13,029	1,637,094
Everest Re Group, Ltd.	2,247	426,863
Hartford Financial Services Group, Inc. (The)	4,453	190,677
Legal & General Group plc	464,277	1,318,708
Muenchener Rueckversicherungs-Gesellschaft AG	5,484	1,022,764
Prudential Financial, Inc.	11,944	975,228
Prudential plc	328,256	5,826,043
Sanlam, Ltd.	131,470	612,830
Sompo Japan Nipponkoa Holdings, Inc.	86,600	2,562,491
Swiss Re AG	13,248	1,195,252
Tokio Marine Holdings, Inc.	78,200	2,996,730
XL Group, Ltd.	14,908	501,356

		31,291,024

Internet & Direct Marketing Retail—0.2%
Amazon.com, Inc. (a)	4,657	3,899,353

Internet Software & Services—0.9%
Alibaba Group Holding, Ltd. (ADR) (a)	19,214	2,032,649
Alphabet, Inc. - Class A (a)	4,080	3,280,565
Alphabet, Inc. - Class C (a)	4,115	3,198,549
Baidu, Inc. (ADR) (a)	9,260	1,685,968
Facebook, Inc. - Class A (a)	32,349	4,149,406
Tencent Holdings, Ltd.	135,500	3,754,458

		18,101,595

IT Services—1.1%
Accenture plc - Class A	23,789	2,906,302
Atos SE	16,596	1,788,247
Automatic Data Processing, Inc.	1,259	111,044
Cap Gemini S.A.	81,282	7,960,239
Cielo S.A.	110,256	1,102,170
Cognizant Technology Solutions Corp. - Class A (a)	13,151	627,434
Fidelity National Information Services, Inc.	13,653	1,051,691
Infosys, Ltd. (ADR)	163,680	2,582,870
MasterCard, Inc. - Class A	2,023	205,881
PayPal Holdings, Inc. (a)	5,244	214,847
Tata Consultancy Services, Ltd.	38,000	1,392,061
Vantiv, Inc. - Class A (a)	2,862	161,045
Visa, Inc. - Class A	24,955	2,063,778
WEX, Inc. (a)	3,184	344,158

		22,511,767

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	3,514	$165,474
Illumina, Inc. (a)	3,444	625,637
Thermo Fisher Scientific, Inc.	4,905	780,190

		1,571,301

Machinery—0.3%
Cummins, Inc.	5,124	656,641
Deere & Co. (b)	1,930	164,726
DMG Mori Co., Ltd.	138,600	1,444,982
Fortive Corp.	1,648	83,883
Ingersoll-Rand plc	4,426	300,702
PACCAR, Inc.	19,982	1,174,542
Parker-Hannifin Corp.	1,873	235,118
Pentair plc	1,941	124,690
Snap-on, Inc.	3,986	605,713
Stanley Black & Decker, Inc.	8,458	1,040,165
WEG S.A.	133,692	725,981

		6,557,143

Media—1.0%
Charter Communications, Inc. - Class A (a)	5,510	1,487,535
Comcast Corp. - Class A	37,918	2,515,480
Dentsu, Inc.	54,600	2,763,393
DISH Network Corp. - Class A (a)	9,140	500,689
Informa plc	383,851	3,546,173
Naspers, Ltd. - N Shares	5,040	873,469
RTL Group S.A. (Brussels Exchange)	13,089	1,089,531
Sirius XM Holdings, Inc. (a)	49,911	208,129
Time Warner, Inc.	29,255	2,328,990
Twenty-First Century Fox, Inc. - Class A	73,598	1,782,544
WPP plc	176,097	4,144,746

		21,240,679

Metals & Mining—0.5%
Newmont Mining Corp.	5,365	210,791
Nippon Steel & Sumitomo Metal Corp.	156,800	3,219,720
Norsk Hydro ASA	778,451	3,358,364
Rio Tinto plc	79,928	2,659,604
United States Steel Corp. (b)	1,857	35,023
Vale S.A. (ADR)	96,410	454,091

		9,937,593

Multi-Utilities—0.3%
CMS Energy Corp.	16,483	692,451
Public Service Enterprise Group, Inc.	19,345	809,975
RWE AG (a)	183,197	3,156,511
Sempra Energy	7,392	792,348
WEC Energy Group, Inc.	3,367	201,616

		5,652,901

Multiline Retail—0.2%
Dollar General Corp.	9,984	698,780
Izumi Co., Ltd.	36,500	1,569,606
Lojas Renner S.A.	117,700	885,605

		3,153,991

MIST-136

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—1.4%
Cabot Oil & Gas Corp.	15,480	$399,384
Chevron Corp.	17,982	1,850,707
CNOOC, Ltd.	702,000	884,521
Concho Resources, Inc. (a)	2,745	377,026
ConocoPhillips	15,761	685,131
Diamondback Energy, Inc. (a)	4,935	476,425
Eni S.p.A.	30,888	445,118
EOG Resources, Inc.	12,235	1,183,247
EQT Corp.	9,021	655,105
Exxon Mobil Corp.	45,880	4,004,406
Kinder Morgan, Inc.	14,489	335,131
Lukoil PJSC (ADR)	30,110	1,467,260
Marathon Petroleum Corp.	9,083	368,679
Occidental Petroleum Corp.	17,087	1,245,984
Oil Search, Ltd.	351,020	1,920,724
Pioneer Natural Resources Co.	7,482	1,389,033
Royal Dutch Shell plc - A Shares	238,573	5,968,773
Total S.A.	71,688	3,397,805
Ultrapar Participacoes S.A.	62,950	1,375,468
Valero Energy Corp.	10,258	543,674

		28,973,601

Paper & Forest Products—0.1%
UPM-Kymmene Oyj	88,664	1,872,348

Personal Products—0.2%
Unilever NV	69,234	3,193,790

Pharmaceuticals—3.0%
Allergan plc (a)	7,343	1,691,166
Aspen Pharmacare Holdings, Ltd.	36,000	814,169
Astellas Pharma, Inc.	341,700	5,336,300
AstraZeneca plc	72,285	4,682,631
Bayer AG	20,077	2,016,611
Bristol-Myers Squibb Co.	39,607	2,135,609
Eli Lilly & Co.	24,607	1,974,958
GlaxoSmithKline plc	485,852	10,353,714
Johnson & Johnson	18,186	2,148,312
Merck & Co., Inc.	15,198	948,507
Merck KGaA	42,331	4,561,700
Mylan NV (a)	4,215	160,676
Novartis AG	37,045	2,913,266
Novo Nordisk A/S - Class B	108,600	4,524,871
Pfizer, Inc.	105,504	3,573,421
Roche Holding AG	39,897	9,883,927
Sanofi	41,446	3,157,863

		60,877,701

Professional Services—0.2%
RELX plc	55,229	1,048,058
Wolters Kluwer NV	81,933	3,506,240

		4,554,298

Real Estate Management & Development—0.6%
Daiwa House Industry Co., Ltd.	70,300	1,925,454
Deutsche Wohnen AG	87,467	3,179,492

Real Estate Management & Development—(Continued)
Mitsui Fudosan Co., Ltd.	125,000	$2,661,588
Savills plc	18,083	168,015
TAG Immobilien AG	144,233	2,097,628
Vonovia SE	52,745	1,997,235

		12,029,412

Road & Rail—0.5%
Canadian Pacific Railway, Ltd.	5,792	884,438
Central Japan Railway Co.	3,800	650,128
East Japan Railway Co.	25,300	2,280,986
Union Pacific Corp.	23,422	2,284,348
West Japan Railway Co.	55,800	3,454,267

		9,554,167

Semiconductors & Semiconductor Equipment—0.9%
Analog Devices, Inc.	14,962	964,301
ASML Holding NV	35,612	3,905,181
Broadcom, Ltd.	14,556	2,511,201
Infineon Technologies AG	159,009	2,837,231
KLA-Tencor Corp.	2,253	157,057
Lam Research Corp.	16,899	1,600,504
NXP Semiconductors NV (a)	7,786	794,250
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	162,360	4,966,592
Texas Instruments, Inc.	21,591	1,515,256

		19,251,573

Software—0.6%
Adobe Systems, Inc. (a)	20,221	2,194,787
Microsoft Corp.	113,303	6,526,253
Oracle Corp.	7,544	296,328
SAP SE	39,462	3,590,567
Workday, Inc. - Class A (a) (b)	1,337	122,590

		12,730,525

Specialty Retail—0.6%
AutoNation, Inc. (a)	699	34,048
Best Buy Co., Inc.	11,923	455,220
Dixons Carphone plc	557,288	2,665,552
Home Depot, Inc. (The)	18,811	2,420,600
Kingfisher plc	300,230	1,465,789
Lowe’s Cos., Inc.	25,096	1,812,182
Mr. Price Group, Ltd.	26,480	293,214
O’Reilly Automotive, Inc. (a)	3,215	900,554
Ross Stores, Inc.	4,570	293,851
Signet Jewelers, Ltd. (b)	542	40,395
Tiffany & Co. (b)	1,269	92,167
TJX Cos., Inc. (The)	20,110	1,503,826

		11,977,398

Technology Hardware, Storage & Peripherals—0.6%
Apple, Inc.	62,539	7,070,034
Hewlett Packard Enterprise Co.	4,979	113,272
HP, Inc.	57,952	899,995
Samsung Electronics Co., Ltd. (GDR)	4,610	3,330,725

		11,414,026

MIST-137

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.2%
adidas AG	14,193	$2,463,301
NIKE, Inc. - Class B	3,679	193,699
PVH Corp.	908	100,334
Ralph Lauren Corp.	1,184	119,750
VF Corp.	5,412	303,343

		3,180,427

Thrifts & Mortgage Finance—0.1%
Housing Development Finance Corp., Ltd.	103,380	2,173,032

Tobacco—1.3%
British American Tobacco plc	197,276	12,616,268
Imperial Brands plc	109,942	5,667,027
Japan Tobacco, Inc.	118,900	4,857,666
Philip Morris International, Inc.	11,812	1,148,362
Reynolds American, Inc.	25,659	1,209,822

		25,499,145

Trading Companies & Distributors—0.1%
Wolseley plc	50,529	2,848,187

Transportation Infrastructure—0.0%
CCR S.A.	140,060	729,553

Water Utilities—0.1%
Pennon Group plc	92,566	1,069,230

Wireless Telecommunication Services—0.6%
KDDI Corp.	181,700	5,591,375
Mobile TeleSystems PJSC (a)	42,700	154,766
Mobile TeleSystems PJSC (ADR)	29,850	227,755
MTN Group, Ltd.	104,690	897,914
NTT DoCoMo, Inc.	134,200	3,402,549
T-Mobile U.S., Inc. (a)	7,287	340,449
Vodafone Group plc	680,491	1,951,223

		12,566,031

Total Common Stocks (Cost $660,570,815)		696,290,693

Corporate Bonds & Notes—25.8%

Aerospace/Defense—0.4%
Airbus Group Finance B.V.
2.700%, 04/17/23 (144A)	279,000	287,698
BAE Systems Finance, Inc.
7.500%, 07/01/27 (144A)	300,000	408,604
Boeing Co. (The)
7.250%, 06/15/25	11,000	15,018
8.625%, 11/15/31	200,000	320,970
General Dynamics Corp.
1.875%, 08/15/23	195,000	193,420
Harris Corp.
2.700%, 04/27/20	70,000	71,308

Aerospace/Defense—(Continued)
Harris Corp.
3.832%, 04/27/25	80,000	84,688
5.054%, 04/27/45	285,000	326,401
Lockheed Martin Corp.
2.500%, 11/23/20	215,000	221,940
3.100%, 01/15/23	96,000	101,236
3.550%, 01/15/26	370,000	399,818
3.800%, 03/01/45	240,000	244,623
4.070%, 12/15/42	267,000	286,018
4.700%, 05/15/46	180,000	213,862
4.850%, 09/15/41	283,000	333,886
6.150%, 09/01/36	154,000	207,232
Northrop Grumman Corp.
3.250%, 08/01/23	400,000	427,423
3.850%, 04/15/45	320,000	332,027
Northrop Grumman Systems Corp.
7.750%, 02/15/31	200,000	298,321
Raytheon Co.
3.150%, 12/15/24	91,000	97,869
United Technologies Corp.
4.150%, 05/15/45	445,000	492,567
4.500%, 06/01/42	150,000	173,733
5.375%, 12/15/17	173,000	181,623
5.400%, 05/01/35	525,000	652,995
5.700%, 04/15/40	250,000	329,826
6.700%, 08/01/28	233,000	315,291
8.875%, 11/15/19	41,000	49,988

		7,068,385

Agriculture—0.4%
Altria Group, Inc.
2.850%, 08/09/22	777,000	811,298
3.875%, 09/16/46	555,000	575,785
4.000%, 01/31/24	360,000	401,970
4.250%, 08/09/42	30,000	32,458
Archer-Daniels-Midland Co.
2.500%, 08/11/26	350,000	350,883
4.016%, 04/16/43	150,000	163,118
BAT International Finance plc
2.750%, 06/15/20 (144A)	255,000	264,053
3.250%, 06/07/22 (144A)	104,000	110,141
Bunge N.A. Finance L.P.
5.900%, 04/01/17	90,000	91,943
Bunge, Ltd. Finance Corp.
3.200%, 06/15/17	131,000	132,692
3.250%, 08/15/26	185,000	186,146
3.500%, 11/24/20	26,000	27,194
8.500%, 06/15/19	250,000	292,938
Cargill, Inc.
4.760%, 11/23/45 (144A)	399,000	469,670
7.350%, 03/06/19 (144A)	260,000	295,985
Imperial Brands Finance plc
3.750%, 07/21/22 (144A)	375,000	397,920
Philip Morris International, Inc.
3.250%, 11/10/24	695,000	740,908

MIST-138

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
Philip Morris International, Inc.
4.125%, 03/04/43	140,000	$150,574
4.250%, 11/10/44	570,000	631,320
Reynolds American, Inc.
4.000%, 06/12/22	221,000	240,085
4.450%, 06/12/25	840,000	937,210

		7,304,291

Airlines—0.1%
Air Canada Pass-Through Trust
3.600%, 03/15/27 (144A)	580,947	602,036
American Airlines Pass-Through Trust
3.200%, 06/15/28	500,000	512,550
3.650%, 06/15/28	22,000	22,935
4.950%, 01/15/23	458,691	498,827
Continental Airlines Pass-Through Trust
4.000%, 10/29/24	36,628	39,192
Delta Air Lines Pass-Through Trust
4.750%, 05/07/20	51,987	56,146
6.821%, 08/10/22	174,043	205,805
U.S. Airways Pass-Through Trust
3.950%, 11/15/25	217,886	230,959
United Airlines Pass-Through Trust
3.100%, 07/07/28	232,000	237,243
3.450%, 07/07/28	490,000	510,825

		2,916,518

Auto Manufacturers—0.8%
American Honda Finance Corp.
2.125%, 10/10/18	425,000	432,605
2.300%, 09/09/26 (b)	110,000	109,570
BMW U.S. Capital LLC
1.850%, 09/15/21 (144A)	600,000	598,289
Daimler Finance North America LLC
1.875%, 01/11/18 (144A)	205,000	206,202
2.250%, 09/03/19 (144A)	160,000	162,484
2.250%, 03/02/20 (144A)	430,000	436,446
2.375%, 08/01/18 (144A)	665,000	675,002
2.450%, 05/18/20 (144A)	630,000	643,299
3.300%, 05/19/25 (144A)	290,000	305,932
8.500%, 01/18/31	115,000	187,008
Ford Motor Co.
6.375%, 02/01/29	500,000	612,772
6.625%, 02/15/28	250,000	300,370
9.980%, 02/15/47	400,000	655,733
Ford Motor Credit Co. LLC
1.684%, 09/08/17	217,000	217,157
2.145%, 01/09/18	795,000	799,143
3.200%, 01/15/21	655,000	672,437
3.336%, 03/18/21	265,000	272,642
3.664%, 09/08/24	785,000	809,011
4.134%, 08/04/25	440,000	464,213
4.375%, 08/06/23	1,050,000	1,128,781
4.389%, 01/08/26	200,000	213,369
5.750%, 02/01/21	300,000	338,069

Auto Manufacturers—(Continued)
General Motors Co.
5.200%, 04/01/45	100,000	104,018
6.600%, 04/01/36	642,000	772,443
General Motors Financial Co., Inc.
3.100%, 01/15/19	949,000	967,342
3.200%, 07/06/21	715,000	723,781
3.700%, 05/09/23	1,432,000	1,456,427
4.000%, 01/15/25	300,000	302,834
4.250%, 05/15/23	320,000	332,360
4.300%, 07/13/25	380,000	391,500
Nissan Motor Acceptance Corp.
1.385%, 03/03/17 (144A) (c)	176,000	176,335
1.800%, 03/15/18 (144A)	146,000	146,864
1.950%, 09/12/17 (144A)	200,000	200,774
PACCAR Financial Corp.
1.600%, 03/15/17	150,000	150,515
Toyota Motor Credit Corp.
1.375%, 01/10/18	200,000	200,380
2.625%, 01/10/23	400,000	414,016
4.250%, 01/11/21	150,000	165,389

		16,745,512

Auto Parts & Equipment—0.0%
Johnson Controls, Inc.
2.600%, 12/01/16	75,000	75,188
3.625%, 07/02/24	98,000	104,776
4.950%, 07/02/64	50,000	52,244

		232,208

Banks—5.7%
ABN AMRO Bank NV
2.450%, 06/04/20 (144A)	280,000	285,755
2.500%, 10/30/18 (144A)	350,000	356,288
4.750%, 07/28/25 (144A) (b)	200,000	210,063
4.800%, 04/18/26 (144A)	200,000	212,125
American Express Bank FSB
0.818%, 06/12/17 (c)	500,000	499,729
American Express Centurion Bank
6.000%, 09/13/17	250,000	260,751
Australia & New Zealand Banking Group, Ltd.
4.400%, 05/19/26 (144A)	635,000	673,983
6.750%, 06/15/26 (144A) (c)	205,000	225,282
Bank of America Corp.
2.625%, 10/19/20	1,775,000	1,811,373
3.300%, 01/11/23	205,000	212,209
3.500%, 04/19/26 (b)	430,000	446,860
3.875%, 08/01/25	675,000	721,114
3.950%, 04/21/25	1,260,000	1,304,355
4.000%, 04/01/24	486,000	523,719
4.125%, 01/22/24	826,000	895,794
4.250%, 10/22/26	142,000	150,653
4.450%, 03/03/26 (b)	647,000	694,365
5.000%, 01/21/44	550,000	647,484
6.400%, 08/28/17	275,000	286,916
6.875%, 04/25/18	800,000	863,086

MIST-139

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
7.625%, 06/01/19	250,000	$286,902
Bank of America N.A.
1.750%, 06/05/18	1,090,000	1,096,302
5.300%, 03/15/17	1,400,000	1,424,473
Bank of Montreal
1.400%, 09/11/17	94,000	94,058
1.500%, 07/18/19	580,000	578,773
1.900%, 08/27/21	1,395,000	1,387,714
2.375%, 01/25/19	100,000	101,932
2.550%, 11/06/22	213,000	218,294
Bank of New York Mellon Corp. (The)
2.050%, 05/03/21	375,000	377,541
2.200%, 08/16/23	225,000	224,323
2.500%, 04/15/21	596,000	612,516
2.600%, 08/17/20	570,000	589,495
3.550%, 09/23/21	352,000	378,959
4.600%, 01/15/20	200,000	218,514
4.625%, 09/20/26 (c)	461,000	454,085
4.950%, 06/20/20 (c)	630,000	642,658
Bank of Nova Scotia (The)
1.650%, 06/14/19	940,000	941,662
1.875%, 09/20/21 (144A)	750,000	754,226
2.450%, 03/22/21 (b)	355,000	363,596
Barclays Bank plc
6.050%, 12/04/17 (144A)	460,000	481,004
Barclays plc
2.000%, 03/16/18	575,000	575,808
3.200%, 08/10/21	805,000	809,233
4.375%, 01/12/26	200,000	206,928
5.250%, 08/17/45	326,000	364,483
BB&T Corp.
2.150%, 03/22/17	350,000	351,352
2.450%, 01/15/20	139,000	142,243
3.950%, 03/22/22	175,000	189,013
BNP Paribas S.A.
2.700%, 08/20/18 (b)	262,000	266,907
BPCE S.A.
2.650%, 02/03/21	250,000	257,760
4.000%, 04/15/24	500,000	547,881
Branch Banking & Trust Co.
1.450%, 05/10/19	830,000	830,712
2.850%, 04/01/21	610,000	635,858
3.625%, 09/16/25	250,000	268,144
Canadian Imperial Bank of Commerce
1.550%, 01/23/18	400,000	400,948
Capital One Financial Corp.
3.750%, 07/28/26	315,000	316,116
4.200%, 10/29/25	100,000	104,329
Capital One N.A.
1.500%, 03/22/18	500,000	498,917
Citigroup, Inc.
2.150%, 07/30/18	181,000	182,605
2.500%, 09/26/18	825,000	838,092
2.500%, 07/29/19	215,000	219,375
2.700%, 03/30/21	335,000	342,271

Banks—(Continued)
Citigroup, Inc.
3.400%, 05/01/26	285,000	294,456
3.700%, 01/12/26	1,065,000	1,124,030
4.125%, 07/25/28	634,000	644,542
4.300%, 11/20/26	165,000	173,050
4.400%, 06/10/25	695,000	735,860
4.450%, 09/29/27	935,000	978,452
4.600%, 03/09/26	205,000	218,933
4.750%, 05/18/46	145,000	152,058
5.500%, 09/13/25	101,000	115,184
6.625%, 01/15/28	2,400,000	3,052,913
Comerica Bank
5.200%, 08/22/17	250,000	258,449
5.750%, 11/21/16	376,000	378,135
Comerica, Inc.
3.800%, 07/22/26	172,000	177,295
Cooperatieve Rabobank UA
2.250%, 01/14/20	465,000	473,048
3.375%, 05/21/25	305,000	323,474
3.750%, 07/21/26	340,000	340,557
3.875%, 02/08/22	350,000	383,032
4.375%, 08/04/25 (b)	477,000	503,367
4.625%, 12/01/23	500,000	539,952
Credit Agricole S.A.
2.375%, 07/01/21 (144A)	695,000	703,997
2.750%, 06/10/20 (144A)	330,000	339,747
Credit Suisse AG
1.750%, 01/29/18	975,000	975,155
3.625%, 09/09/24	1,780,000	1,857,709
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/21 (144A)	440,000	448,956
4.550%, 04/17/26 (144A)	250,000	262,496
4.875%, 05/15/45	250,000	264,065
Deutsche Bank AG
2.950%, 08/20/20	235,000	226,456
3.375%, 05/12/21	1,560,000	1,525,994
Discover Bank
3.100%, 06/04/20	895,000	920,723
3.200%, 08/09/21	295,000	304,349
4.250%, 03/13/26	250,000	267,137
Fifth Third Bancorp
8.250%, 03/01/38	50,000	74,093
Fifth Third Bank
3.850%, 03/15/26	590,000	628,789
Goldman Sachs Group, Inc. (The)
2.375%, 01/22/18	1,230,000	1,243,594
2.600%, 04/23/20	631,000	641,321
2.625%, 01/31/19	604,000	616,338
2.625%, 04/25/21	1,080,000	1,096,670
2.750%, 09/15/20	625,000	640,204
3.500%, 01/23/25	366,000	378,511
3.625%, 01/22/23	630,000	665,624
3.750%, 05/22/25	530,000	556,536
3.850%, 07/08/24	362,000	384,350
4.000%, 03/03/24	530,000	569,109
4.250%, 10/21/25	27,000	28,415

MIST-140

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The)
4.750%, 10/21/45	190,000	$213,228
5.150%, 05/22/45	865,000	943,295
5.250%, 07/27/21	800,000	903,169
5.375%, 03/15/20	510,000	564,742
5.950%, 01/18/18	490,000	516,968
6.125%, 02/15/33	1,000,000	1,260,086
HSBC Bank plc
1.500%, 05/15/18 (144A)	564,000	563,012
4.125%, 08/12/20 (144A) (b)	2,525,000	2,706,765
HSBC Bank USA N.A.
4.875%, 08/24/20	500,000	542,787
5.875%, 11/01/34	1,500,000	1,816,111
HSBC Holdings plc
3.900%, 05/25/26	206,000	213,421
4.300%, 03/08/26	200,000	214,332
6.875%, 06/01/21 (c)	642,000	667,680
HSBC USA, Inc.
1.625%, 01/16/18	300,000	300,164
2.750%, 08/07/20	610,000	624,493
Huntington Bancshares, Inc.
2.300%, 01/14/22	373,000	371,624
3.150%, 03/14/21	132,000	136,838
Huntington National Bank (The)
2.200%, 11/06/18	520,000	526,493
KeyBank N.A.
2.350%, 03/08/19	500,000	509,414
3.400%, 05/20/26	455,000	465,007
KeyCorp
5.100%, 03/24/21	200,000	225,777
Lloyds Bank plc
2.050%, 01/22/19	720,000	723,025
2.700%, 08/17/20	325,000	334,148
Lloyds Banking Group plc
4.650%, 03/24/26	285,000	293,261
Macquarie Bank, Ltd.
1.600%, 10/27/17 (144A)	507,000	507,772
2.600%, 06/24/19 (144A)	115,000	117,059
4.000%, 07/29/25 (144A)	400,000	426,433
Mizuho Bank, Ltd.
2.450%, 04/16/19 (144A)	200,000	203,248
2.700%, 10/20/20 (144A) (b)	580,000	593,379
Morgan Stanley
1.875%, 01/05/18	650,000	652,655
2.375%, 07/23/19	375,000	381,520
2.500%, 04/21/21	1,080,000	1,093,503
2.650%, 01/27/20	15,000	15,328
2.800%, 06/16/20	715,000	733,496
3.125%, 07/27/26	415,000	417,481
3.700%, 10/23/24	315,000	332,374
3.750%, 02/25/23	333,000	353,677
3.875%, 04/29/24	725,000	775,380
3.950%, 04/23/27	635,000	659,542
4.000%, 07/23/25	465,000	500,042
4.300%, 01/27/45	160,000	171,270
4.350%, 09/08/26	1,235,000	1,318,488

Banks—(Continued)
Morgan Stanley
5.500%, 01/26/20	100,000	110,881
5.625%, 09/23/19	1,100,000	1,218,205
6.250%, 08/09/26	875,000	1,097,043
MUFG Americas Holdings Corp.
3.000%, 02/10/25	145,000	147,849
MUFG Union Bank N.A.
2.250%, 05/06/19	415,000	420,222
2.625%, 09/26/18	400,000	407,429
National City Bank
5.800%, 06/07/17	500,000	514,073
National City Bank of Indiana
4.250%, 07/01/18	250,000	260,981
Northern Trust Corp.
3.375%, 08/23/21	500,000	536,695
PNC Bank N.A.
1.950%, 03/04/19	590,000	597,530
2.150%, 04/29/21	710,000	717,407
4.200%, 11/01/25	250,000	280,248
6.875%, 04/01/18	350,000	377,000
PNC Financial Services Group, Inc. (The)
4.850%, 06/01/23 (c)	320,000	319,168
Royal Bank of Canada
1.500%, 01/16/18	460,000	461,162
2.000%, 12/10/18	665,000	673,171
2.200%, 07/27/18	750,000	760,554
2.500%, 01/19/21	565,000	583,122
Santander UK Group Holdings plc
5.625%, 09/15/45 (144A)	260,000	264,070
Santander UK plc
2.500%, 03/14/19	1,123,000	1,139,744
Skandinaviska Enskilda Banken AB
1.750%, 03/19/18 (144A)	445,000	446,758
2.375%, 11/20/18 (144A)	400,000	406,048
2.450%, 05/27/20 (144A)	535,000	546,965
2.625%, 11/17/20 (144A)	320,000	329,101
Societe Generale S.A.
2.500%, 04/08/21 (144A)	470,000	482,390
Standard Chartered plc
5.200%, 01/26/24 (144A)	350,000	372,566
State Street Bank and Trust Co.
5.250%, 10/15/18	215,000	230,278
State Street Corp.
2.550%, 08/18/20	71,000	73,635
3.100%, 05/15/23	90,000	93,503
3.300%, 12/16/24	136,000	145,172
3.700%, 11/20/23	369,000	404,159
5.250%, 09/15/20 (c)	405,000	426,263
SunTrust Banks, Inc.
2.350%, 11/01/18	113,000	114,948
2.750%, 05/01/23	300,000	304,162
3.300%, 05/15/26	380,000	387,642
6.000%, 09/11/17	150,000	156,092
Svenska Handelsbanken AB
2.400%, 10/01/20	950,000	968,671

MIST-141

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Toronto-Dominion Bank (The)
1.800%, 07/13/21 (b)	460,000	$458,278
1.950%, 01/22/19	348,000	352,020
2.125%, 04/07/21	485,000	490,800
2.500%, 12/14/20 (b)	870,000	894,626
3.625%, 09/15/31 (b) (c)	325,000	325,896
U.S. Bancorp
2.200%, 11/15/16	175,000	175,062
2.375%, 07/22/26	160,000	158,021
3.100%, 04/27/26	245,000	253,083
U.S. Bank N.A.
1.450%, 01/29/18	750,000	752,083
UBS AG
1.800%, 03/26/18	940,000	941,871
2.375%, 08/14/19	1,150,000	1,173,071
UBS Group Funding Jersey, Ltd.
4.125%, 04/15/26 (144A)	715,000	751,811
Wachovia Corp.
6.605%, 10/01/25	222,000	272,541
Wells Fargo & Co.
2.100%, 07/26/21	1,530,000	1,524,758
2.500%, 03/04/21	750,000	760,936
2.550%, 12/07/20	320,000	326,280
3.000%, 04/22/26 (b)	750,000	757,052
3.450%, 02/13/23	900,000	928,069
4.100%, 06/03/26	161,000	170,812
4.300%, 07/22/27	77,000	82,986
4.480%, 01/16/24	55,000	60,179
4.650%, 11/04/44	2,015,000	2,119,705
4.900%, 11/17/45	424,000	466,829
5.375%, 11/02/43	180,000	208,971
5.625%, 12/11/17	700,000	734,511
Westpac Banking Corp.
1.600%, 08/19/19 (b)	427,000	427,019
2.000%, 08/19/21	335,000	334,460
2.600%, 11/23/20	815,000	837,646
4.875%, 11/19/19	400,000	438,477

		116,186,278

Beverages—0.9%
Anheuser-Busch Cos. LLC
5.750%, 04/01/36	60,000	77,407
5.950%, 01/15/33	100,000	126,116
6.750%, 12/15/27	65,000	85,646
6.800%, 08/20/32	420,000	562,630
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/19	795,000	802,675
2.650%, 02/01/21	630,000	650,094
3.300%, 02/01/23	373,000	393,705
3.650%, 02/01/26	2,730,000	2,932,020
4.700%, 02/01/36	2,395,000	2,753,706
4.900%, 02/01/46	737,000	876,869
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	1,030,000	1,150,603
6.375%, 01/15/40	300,000	405,640
8.000%, 11/15/39	50,000	79,815

Beverages—(Continued)
Bottling Group LLC
5.125%, 01/15/19	250,000	271,152
Brown-Forman Corp.
1.000%, 01/15/18	122,000	121,739
4.500%, 07/15/45	113,000	129,726
Coca-Cola Co. (The)
2.250%, 09/01/26	345,000	342,732
2.550%, 06/01/26	570,000	583,624
7.375%, 07/29/93	100,000	163,295
Coca-Cola Refreshments USA, Inc.
7.000%, 05/15/98	100,000	152,293
8.000%, 09/15/22	324,000	428,579
Diageo Capital plc
4.828%, 07/15/20	250,000	279,382
4.850%, 05/15/18	46,000	48,579
Diageo Investment Corp.
2.875%, 05/11/22	200,000	209,865
7.450%, 04/15/35	70,000	105,399
Dr Pepper Snapple Group, Inc.
2.000%, 01/15/20	92,000	92,274
2.550%, 09/15/26	163,000	162,214
Heineken NV
4.000%, 10/01/42 (144A)	575,000	590,466
Molson Coors Brewing Co.
2.100%, 07/15/21	210,000	211,933
3.000%, 07/15/26	285,000	286,974
4.200%, 07/15/46	65,000	67,726
PepsiCo, Inc.
3.100%, 07/17/22	741,000	792,794
4.450%, 04/14/46	339,000	401,383
4.500%, 01/15/20	276,000	303,204
5.500%, 01/15/40	150,000	197,963
Pernod Ricard S.A.
3.250%, 06/08/26 (144A)	500,000	507,891
SABMiller plc
6.500%, 07/15/18 (144A)	250,000	271,681
6.625%, 08/15/33 (144A)	150,000	199,807

		17,819,601

Biotechnology—0.5%
Amgen, Inc.
3.125%, 05/01/25	210,000	217,362
3.625%, 05/15/22	410,000	440,211
3.875%, 11/15/21 (b)	575,000	624,881
4.400%, 05/01/45	935,000	982,146
4.563%, 06/15/48 (144A)	901,000	961,796
4.663%, 06/15/51 (144A)	265,000	283,231
Biogen, Inc.
2.900%, 09/15/20	207,000	214,980
5.200%, 09/15/45	265,000	311,708
Celgene Corp.
2.300%, 08/15/18	315,000	319,265
3.250%, 08/15/22	174,000	182,624
3.875%, 08/15/25	600,000	641,525
4.000%, 08/15/23	800,000	861,909

MIST-142

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Celgene Corp.
4.625%, 05/15/44	206,000	$217,141
5.000%, 08/15/45	245,000	275,850
Gilead Sciences, Inc.
2.500%, 09/01/23	149,000	150,579
2.950%, 03/01/27	955,000	965,046
3.250%, 09/01/22	88,000	93,444
3.650%, 03/01/26	230,000	247,554
3.700%, 04/01/24	500,000	538,262
4.400%, 12/01/21	125,000	139,638
4.500%, 04/01/21	100,000	111,008
4.500%, 02/01/45	175,000	186,876
4.600%, 09/01/35	510,000	560,714
4.750%, 03/01/46	395,000	441,433
4.800%, 04/01/44	60,000	66,961

		10,036,144

Building Materials—0.0%
CRH America, Inc.
3.875%, 05/18/25 (144A)	334,000	359,159
Masco Corp.
3.500%, 04/01/21	170,000	175,950
4.375%, 04/01/26	205,000	215,762

		750,871

Chemicals—0.3%
Agrium, Inc.
3.375%, 03/15/25	390,000	401,808
Air Liquide Finance S.A.
1.750%, 09/27/21 (144A)	715,000	712,359
CF Industries, Inc.
4.950%, 06/01/43	65,000	60,856
5.375%, 03/15/44	225,000	222,148
Dow Chemical Co. (The)
3.000%, 11/15/22	82,000	85,192
4.125%, 11/15/21 (b)	27,000	29,544
8.550%, 05/15/19	45,000	52,778
E.I. du Pont de Nemours & Co.
6.500%, 01/15/28	40,000	51,400
LYB International Finance B.V.
4.875%, 03/15/44 (b)	435,000	469,924
Monsanto Co.
1.150%, 06/30/17	325,000	323,764
Mosaic Co. (The)
4.250%, 11/15/23	177,000	188,228
4.875%, 11/15/41	100,000	99,561
Mosaic Global Holdings, Inc.
7.300%, 01/15/28	23,000	28,057
7.375%, 08/01/18	800,000	866,579
Potash Corp. of Saskatchewan, Inc.
5.875%, 12/01/36	400,000	480,963
PPG Industries, Inc.
3.600%, 11/15/20	155,000	164,132

Chemicals—(Continued)
Praxair, Inc.
2.200%, 08/15/22	30,000	30,561
2.450%, 02/15/22	300,000	309,658
Union Carbide Corp.
7.500%, 06/01/25	701,000	877,751
7.750%, 10/01/96	100,000	130,056
7.875%, 04/01/23	30,000	37,369

		5,622,688

Commercial Services—0.1%
California Institute of Technology
4.700%, 11/01/2111	165,000	181,007
Ecolab, Inc.
1.450%, 12/08/17	70,000	70,133
3.250%, 01/14/23	290,000	302,062
ERAC USA Finance LLC
3.300%, 10/15/22 (144A)	100,000	104,757
6.700%, 06/01/34 (144A)	500,000	663,256
Total System Services, Inc.
4.800%, 04/01/26	45,000	49,830
University of Pennsylvania
4.674%, 09/01/2112	254,000	291,027

		1,662,072

Computers—0.4%
Apple, Inc.
1.009%, 05/03/18 (c)	305,000	305,713
1.550%, 08/04/21 (b)	459,000	458,205
2.150%, 02/09/22	695,000	706,443
2.250%, 02/23/21	205,000	210,289
2.400%, 05/03/23	385,000	391,986
2.450%, 08/04/26 (b)	290,000	290,284
2.700%, 05/13/22	230,000	240,343
2.850%, 05/06/21	322,000	339,335
3.250%, 02/23/26	588,000	624,990
3.450%, 02/09/45	715,000	683,161
3.850%, 05/04/43	358,000	365,872
4.375%, 05/13/45	320,000	353,088
4.500%, 02/23/36 (b)	700,000	799,320
4.650%, 02/23/46	350,000	403,874
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.420%, 06/15/21 (144A)	540,000	564,365
5.450%, 06/15/23 (144A)	777,000	832,522
6.020%, 06/15/26 (144A) (b)	195,000	213,779
8.350%, 07/15/46 (144A)	95,000	113,748
HP Enterprise Services LLC
7.450%, 10/15/29	138,000	168,827
International Business Machines Corp.
2.250%, 02/19/21	105,000	108,050
7.625%, 10/15/18	300,000	337,521

		8,511,715

MIST-143

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Cosmetics/Personal Care—0.0%
Procter & Gamble Co. (The)
5.500%, 02/01/34	117,000	$159,010
5.800%, 08/15/34	300,000	421,079
8.000%, 10/26/29	160,000	235,971

		816,060

Distribution/Wholesale—0.0%
WW Grainger, Inc.
3.750%, 05/15/46	103,000	106,429
4.600%, 06/15/45	157,000	183,747

		290,176

Diversified Financial Services—0.9%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
3.950%, 02/01/22	1,480,000	1,517,000
Air Lease Corp.
2.125%, 01/15/20	143,000	142,702
2.625%, 09/04/18	945,000	953,586
3.000%, 09/15/23	285,000	281,760
3.375%, 06/01/21 (b)	365,000	378,629
American Express Co.
1.550%, 05/22/18	158,000	158,294
3.625%, 12/05/24	475,000	494,309
7.000%, 03/19/18	250,000	269,666
American Express Credit Corp.
2.250%, 05/05/21	430,000	436,596
BlackRock, Inc.
3.375%, 06/01/22	55,000	59,102
3.500%, 03/18/24	45,000	49,205
6.250%, 09/15/17	250,000	262,074
Blackstone Holdings Finance Co. LLC
4.450%, 07/15/45 (144A)	66,000	66,904
5.875%, 03/15/21 (144A)	250,000	289,470
Capital One Bank USA N.A.
2.250%, 02/13/19	435,000	440,639
3.375%, 02/15/23	1,485,000	1,525,515
Charles Schwab Corp. (The)
4.450%, 07/22/20	400,000	441,187
China Overseas Finance Investment Cayman V, Ltd.
Zero Coupon, 01/05/23	1,800,000	1,856,250
CME Group, Inc.
3.000%, 09/15/22	300,000	318,612
GE Capital International Funding Co.
2.342%, 11/15/20	1,241,000	1,274,617
4.418%, 11/15/35	1,187,000	1,332,247
Intercontinental Exchange, Inc.
4.000%, 10/15/23	118,000	129,638
Invesco Finance plc
3.750%, 01/15/26	97,000	103,806
5.375%, 11/30/43	75,000	89,256
Jefferies Group LLC
5.125%, 04/13/18	75,000	78,301
6.875%, 04/15/21	375,000	437,505
Legg Mason, Inc.
4.750%, 03/15/26	39,000	42,139

Diversified Financial Services—(Continued)
Legg Mason, Inc.
5.625%, 01/15/44	80,000	83,035
National Rural Utilities Cooperative Finance Corp.
2.700%, 02/15/23	285,000	296,713
2.850%, 01/27/25	340,000	353,842
8.000%, 03/01/32	400,000	600,267
10.375%, 11/01/18	40,000	47,298
Protective Life Global Funding
1.722%, 04/15/19 (144A)	455,000	456,425
Synchrony Financial
2.700%, 02/03/20	125,000	126,567
4.250%, 08/15/24	155,000	162,737
Visa, Inc.
2.800%, 12/14/22	265,000	277,808
3.150%, 12/14/25	940,000	992,951
4.150%, 12/14/35	300,000	339,572
4.300%, 12/14/45	160,000	184,908

		17,351,132

Electric—2.2%
Alabama Power Co.
3.750%, 03/01/45	235,000	243,910
4.150%, 08/15/44	35,000	38,283
5.500%, 10/15/17	147,000	152,624
5.700%, 02/15/33	150,000	186,992
American Electric Power Co., Inc.
1.650%, 12/15/17	119,000	119,224
Appalachian Power Co.
5.800%, 10/01/35	150,000	181,509
Arizona Public Service Co.
8.750%, 03/01/19	165,000	192,780
Atlantic City Electric Co.
7.750%, 11/15/18	135,000	152,707
Baltimore Gas & Electric Co.
2.800%, 08/15/22	143,000	149,453
3.350%, 07/01/23	460,000	491,300
Berkshire Hathaway Energy Co.
3.500%, 02/01/25 (b)	1,200,000	1,287,589
4.500%, 02/01/45	195,000	217,867
CenterPoint Energy Houston Electric LLC
5.600%, 07/01/23	381,000	452,129
6.950%, 03/15/33	100,000	142,926
Cleveland Electric Illuminating Co. (The)
5.500%, 08/15/24	187,000	222,744
7.880%, 11/01/17	315,000	334,990
CMS Energy Corp.
3.875%, 03/01/24	138,000	150,581
Commonwealth Edison Co.
2.550%, 06/15/26	410,000	415,289
4.350%, 11/15/45	380,000	434,038
4.600%, 08/15/43	250,000	293,421
5.875%, 02/01/33	150,000	193,196
6.450%, 01/15/38	175,000	245,730
Consolidated Edison Co. of New York, Inc.
3.850%, 06/15/46	195,000	204,200

MIST-144

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	300,000	$316,603
4.500%, 12/01/45	305,000	350,650
5.700%, 12/01/36	300,000	383,086
5.850%, 04/01/18	180,000	192,177
Consolidated Edison, Inc.
2.000%, 05/15/21	580,000	585,697
Consumers Energy Co.
3.125%, 08/31/24	300,000	315,973
3.950%, 05/15/43	200,000	220,313
5.650%, 04/15/20	350,000	397,189
Dominion Resources, Inc.
2.000%, 08/15/21	100,000	99,761
2.850%, 08/15/26 (b)	218,000	216,832
3.625%, 12/01/24	260,000	275,337
3.900%, 10/01/25 (b)	375,000	403,459
4.104%, 04/01/21	325,000	348,076
4.450%, 03/15/21	411,000	451,844
4.700%, 12/01/44	260,000	287,522
5.250%, 08/01/33	400,000	452,674
DTE Electric Co.
3.375%, 03/01/25	250,000	270,858
5.450%, 02/15/35	30,000	37,489
5.700%, 10/01/37	250,000	329,283
DTE Energy Co.
3.850%, 12/01/23	137,000	149,664
Duke Energy Carolinas LLC
3.875%, 03/15/46	190,000	200,736
4.300%, 06/15/20	408,000	448,625
6.000%, 12/01/28	200,000	261,528
6.000%, 01/15/38	60,000	81,007
Duke Energy Corp.
1.226%, 04/03/17 (c)	108,000	108,113
2.650%, 09/01/26	130,000	127,565
3.050%, 08/15/22	415,000	433,816
3.750%, 04/15/24	660,000	712,723
6.250%, 06/15/18 (b)	375,000	404,315
Duke Energy Indiana LLC
3.750%, 05/15/46	370,000	383,338
Duke Energy Progress LLC
4.150%, 12/01/44	305,000	333,798
6.125%, 09/15/33	500,000	669,048
Edison International
2.950%, 03/15/23	425,000	439,025
EDP Finance B.V.
5.250%, 01/14/21 (144A)	425,000	459,545
Electricite de France S.A.
2.150%, 01/22/19 (144A)	240,000	243,410
4.875%, 01/22/44 (144A)	165,000	178,052
Entergy Arkansas, Inc.
3.050%, 06/01/23	311,000	323,746
Entergy Corp.
2.950%, 09/01/26	580,000	580,944
4.000%, 07/15/22	270,000	292,889
Entergy Louisiana LLC
2.400%, 10/01/26	450,000	445,733

Electric—(Continued)
Entergy Mississippi, Inc.
2.850%, 06/01/28	245,000	250,473
Exelon Corp.
2.450%, 04/15/21	60,000	61,198
3.400%, 04/15/26	495,000	515,207
4.450%, 04/15/46	170,000	182,619
Exelon Generation Co. LLC
2.950%, 01/15/20	500,000	515,342
Florida Power & Light Co.
3.125%, 12/01/25	695,000	743,382
4.950%, 06/01/35	300,000	364,510
5.625%, 04/01/34	110,000	142,312
Georgia Power Co.
5.400%, 06/01/40	120,000	146,913
Indiana Michigan Power Co.
3.200%, 03/15/23	250,000	261,456
4.550%, 03/15/46	320,000	360,158
ITC Holdings Corp.
3.250%, 06/30/26	190,000	192,883
3.650%, 06/15/24	285,000	299,711
5.300%, 07/01/43	175,000	207,430
Jersey Central Power & Light Co.
4.300%, 01/15/26 (144A)	505,000	537,770
6.150%, 06/01/37	100,000	120,230
Kansas City Power & Light Co.
3.150%, 03/15/23	100,000	101,768
6.375%, 03/01/18	150,000	160,167
7.150%, 04/01/19	250,000	284,078
Kentucky Utilities Co.
3.300%, 10/01/25	340,000	365,722
4.375%, 10/01/45	135,000	154,479
Louisville Gas & Electric Co.
4.375%, 10/01/45	65,000	74,501
5.125%, 11/15/40	125,000	154,612
Massachusetts Electric Co.
4.004%, 08/15/46 (144A)	275,000	285,977
Metropolitan Edison Co.
3.500%, 03/15/23 (144A)	220,000	226,127
4.000%, 04/15/25 (144A)	230,000	240,020
MidAmerican Energy Co.
3.700%, 09/15/23	300,000	328,716
Mississippi Power Co.
4.250%, 03/15/42	101,000	94,445
Nevada Power Co.
6.500%, 08/01/18	425,000	464,072
6.650%, 04/01/36	150,000	209,298
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/19	159,000	162,109
Niagara Mohawk Power Corp.
4.278%, 10/01/34 (144A)	264,000	288,515
Northern States Power Co.
2.150%, 08/15/22	500,000	507,480
Oglethorpe Power Corp.
4.250%, 04/01/46	335,000	353,707
4.550%, 06/01/44	60,000	66,177

MIST-145

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Oklahoma Gas & Electric Co.
4.550%, 03/15/44	170,000	$194,283
Oncor Electric Delivery Co. LLC
2.150%, 06/01/19	240,000	242,881
2.950%, 04/01/25	30,000	31,173
Pacific Gas & Electric Co.
2.450%, 08/15/22	91,000	93,431
2.950%, 03/01/26	105,000	109,363
3.250%, 06/15/23	300,000	319,196
3.400%, 08/15/24	595,000	638,186
3.500%, 06/15/25	305,000	330,593
4.250%, 03/15/46	205,000	230,413
4.300%, 03/15/45	195,000	218,718
4.750%, 02/15/44	140,000	167,076
5.800%, 03/01/37	255,000	335,427
6.050%, 03/01/34	250,000	333,377
PacifiCorp
2.950%, 02/01/22	570,000	600,922
2.950%, 06/01/23	350,000	367,602
5.500%, 01/15/19	65,000	70,887
5.900%, 08/15/34	15,000	19,034
6.100%, 08/01/36	116,000	156,216
6.250%, 10/15/37	260,000	360,425
7.700%, 11/15/31	40,000	61,455
Peco Energy Co.
2.375%, 09/15/22	250,000	253,691
5.350%, 03/01/18	530,000	560,853
PPL Capital Funding, Inc.
3.100%, 05/15/26	330,000	335,445
6.700%, 03/30/67 (c)	305,000	269,162
PPL Electric Utilities Corp.
2.500%, 09/01/22	86,000	88,233
4.750%, 07/15/43	42,000	50,209
Progress Energy, Inc.
7.000%, 10/30/31	325,000	436,349
PSEG Power LLC
2.450%, 11/15/18	45,000	45,781
4.150%, 09/15/21	110,000	117,626
4.300%, 11/15/23 (b)	74,000	80,311
Public Service Co. of Colorado
2.250%, 09/15/22	47,000	47,712
3.950%, 03/15/43	200,000	218,294
5.125%, 06/01/19	150,000	165,111
5.800%, 08/01/18	130,000	140,461
Public Service Co. of New Hampshire
3.500%, 11/01/23	55,000	58,834
6.000%, 05/01/18	410,000	440,153
Public Service Co. of Oklahoma
5.150%, 12/01/19	50,000	54,862
6.625%, 11/15/37	100,000	132,616
Public Service Electric & Gas Co.
2.250%, 09/15/26	553,000	551,097
3.650%, 09/01/42	56,000	58,855
3.800%, 03/01/46	240,000	260,893
Puget Sound Energy, Inc.
6.974%, 06/01/67 (c)	450,000	393,808

Electric—(Continued)
San Diego Gas & Electric Co.
2.500%, 05/15/26	220,000	223,957
5.350%, 05/15/35	100,000	126,445
6.000%, 06/01/26	100,000	130,149
Sierra Pacific Power Co.
2.600%, 05/01/26 (144A)	370,000	374,854
6.750%, 07/01/37	150,000	209,746
South Carolina Electric & Gas Co.
4.500%, 06/01/64	19,000	20,032
Southern California Edison Co.
2.400%, 02/01/22	715,000	736,666
3.500%, 10/01/23	239,000	260,507
3.600%, 02/01/45	180,000	187,870
4.650%, 10/01/43	200,000	242,855
Southern Co. (The)
4.400%, 07/01/46	430,000	463,969
Southern Power Co.
1.850%, 12/01/17	173,000	174,100
5.150%, 09/15/41	315,000	341,260
5.250%, 07/15/43	140,000	152,569
Southwestern Electric Power Co.
3.900%, 04/01/45	340,000	340,225
TECO Finance, Inc.
6.572%, 11/01/17	150,000	158,179
Toledo Edison Co. (The)
6.150%, 05/15/37	250,000	311,450
7.250%, 05/01/20	15,000	17,023
Trans-Allegheny Interstate Line Co.
3.850%, 06/01/25 (144A)	300,000	319,852
Tri-State Generation & Transmission Association, Inc.
4.250%, 06/01/46	130,000	138,218
Virginia Electric & Power Co.
1.200%, 01/15/18	33,000	32,984
3.450%, 02/15/24	122,000	132,088
Xcel Energy, Inc.
3.300%, 06/01/25	215,000	226,822
4.700%, 05/15/20	245,000	267,460

		44,369,783

Electrical Components & Equipment—0.0%
Emerson Electric Co.
5.250%, 10/15/18	375,000	405,601
6.000%, 08/15/32	70,000	90,552

		496,153

Electronics—0.1%
Arrow Electronics, Inc.
3.000%, 03/01/18	26,000	26,434
7.500%, 01/15/27	661,000	812,849
Honeywell International, Inc.
5.000%, 02/15/19	105,000	114,244
Koninklijke Philips NV
3.750%, 03/15/22	100,000	108,188
6.875%, 03/11/38	100,000	132,347

		1,194,062

MIST-146

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.0%
ABB Finance USA, Inc.
2.875%, 05/08/22	100,000	$104,524

Environmental Control—0.1%
Republic Services, Inc.
5.500%, 09/15/19	600,000	665,089
Waste Management, Inc.
2.400%, 05/15/23	489,000	493,881
2.900%, 09/15/22	354,000	371,520
3.900%, 03/01/35	42,000	44,782

		1,575,272

Food—0.4%
ConAgra Foods, Inc.
2.100%, 03/15/18	21,000	21,167
3.250%, 09/15/22	200,000	207,717
6.625%, 08/15/39	70,000	82,758
7.125%, 10/01/26	19,000	24,530
General Mills, Inc.
3.150%, 12/15/21	244,000	259,022
5.650%, 02/15/19	500,000	547,652
Kellogg Co.
4.000%, 12/15/20	64,000	70,016
7.450%, 04/01/31	500,000	698,675
Kraft Heinz Foods Co.
2.800%, 07/02/20	305,000	316,079
3.950%, 07/15/25	808,000	874,207
4.375%, 06/01/46 (b)	500,000	529,013
5.000%, 06/04/42	130,000	149,368
5.200%, 07/15/45	339,000	400,910
6.125%, 08/23/18	590,000	640,199
6.875%, 01/26/39	300,000	416,412
Kroger Co. (The)
2.300%, 01/15/19	70,000	71,267
3.300%, 01/15/21	308,000	325,336
3.875%, 10/15/46	380,000	382,386
6.400%, 08/15/17	100,000	104,553
7.700%, 06/01/29	310,000	437,757
8.000%, 09/15/29	400,000	578,400
Mondelez International, Inc.
4.000%, 02/01/24	220,000	241,298
Sysco Corp.
2.500%, 07/15/21	555,000	566,894
3.750%, 10/01/25	83,000	89,312
4.850%, 10/01/45	73,000	83,363
5.375%, 09/21/35	100,000	119,852
Tyson Foods, Inc.
2.650%, 08/15/19	96,000	98,438
3.950%, 08/15/24	200,000	215,863
4.875%, 08/15/34	250,000	276,704

		8,829,148

Forest Products & Paper—0.1%
International Paper Co.
3.000%, 02/15/27	357,000	$356,586
3.800%, 01/15/26 (b)	565,000	600,351

		956,937

Gas—0.4%
Atmos Energy Corp.
6.350%, 06/15/17	355,000	366,923
8.500%, 03/15/19	350,000	407,322
CenterPoint Energy Resources Corp.
5.850%, 01/15/41	246,000	296,787
Dominion Gas Holdings LLC
2.500%, 12/15/19	160,000	164,315
2.800%, 11/15/20	433,000	447,998
4.800%, 11/01/43	765,000	846,467
KeySpan Gas East Corp.
2.742%, 08/15/26 (144A)	690,000	698,405
Nisource Finance Corp.
4.800%, 02/15/44	455,000	514,111
5.450%, 09/15/20	1,075,000	1,207,458
6.250%, 12/15/40	75,000	97,293
6.800%, 01/15/19	227,000	252,770
Piedmont Natural Gas Co., Inc.
3.640%, 11/01/46	355,000	352,763
Sempra Energy
2.400%, 03/15/20	120,000	122,263
2.875%, 10/01/22	580,000	599,598
9.800%, 02/15/19	200,000	236,770
Southern Co. Gas Capital Corp.
3.250%, 06/15/26	425,000	439,153
3.950%, 10/01/46	40,000	40,432
5.875%, 03/15/41	147,000	183,142
6.000%, 10/01/34	250,000	306,933

		7,580,903

Healthcare-Products—0.5%
Abbott Laboratories
5.125%, 04/01/19	158,000	172,949
Becton Dickinson & Co.
2.675%, 12/15/19	586,000	605,168
3.734%, 12/15/24	165,000	178,944
3.875%, 05/15/24	350,000	379,351
4.685%, 12/15/44	300,000	342,145
C.R. Bard, Inc.
1.375%, 01/15/18	250,000	250,075
Covidien International Finance S.A.
6.000%, 10/15/17 (b)	200,000	209,736
Medtronic, Inc.
3.150%, 03/15/22	2,225,000	2,365,805
3.500%, 03/15/25	335,000	360,750
4.375%, 03/15/35	259,000	293,494
4.625%, 03/15/45	492,000	578,094
Stryker Corp.
3.500%, 03/15/26	90,000	95,341
4.625%, 03/15/46	290,000	325,274

MIST-147

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Thermo Fisher Scientific, Inc.
1.850%, 01/15/18	780,000	$784,748
2.950%, 09/19/26	687,000	681,794
3.150%, 01/15/23	52,000	53,637
3.600%, 08/15/21	176,000	187,189
4.150%, 02/01/24	651,000	707,354
Zimmer Biomet Holdings, Inc.
2.000%, 04/01/18	525,000	528,509

		9,100,357

Healthcare-Services—0.5%
Aetna, Inc.
2.800%, 06/15/23	120,000	122,537
3.200%, 06/15/26	270,000	274,516
3.500%, 11/15/24	250,000	264,155
3.950%, 09/01/20	520,000	559,305
4.125%, 06/01/21	916,000	996,818
4.250%, 06/15/36	314,000	325,224
Anthem, Inc.
2.300%, 07/15/18	510,000	516,676
3.125%, 05/15/22	100,000	104,090
3.300%, 01/15/23	35,000	36,680
3.500%, 08/15/24	165,000	173,719
5.100%, 01/15/44	605,000	701,726
5.950%, 12/15/34	700,000	853,776
Ascension Health
3.945%, 11/15/46	196,000	213,900
Cigna Corp.
4.000%, 02/15/22	240,000	260,926
5.125%, 06/15/20	330,000	366,256
Howard Hughes Medical Institute
3.500%, 09/01/23	200,000	218,948
Laboratory Corp. of America Holdings
3.200%, 02/01/22	215,000	223,909
Mayo Clinic
4.128%, 11/15/52	78,000	88,055
Providence St. Joseph Health Obligated Group
2.746%, 10/01/26	120,000	121,506
Quest Diagnostics, Inc.
3.450%, 06/01/26	91,000	94,822
Roche Holdings, Inc.
2.250%, 09/30/19 (144A)	300,000	307,875
UnitedHealth Group, Inc.
2.700%, 07/15/20	130,000	135,075
2.750%, 02/15/23	46,000	47,624
2.875%, 03/15/22	400,000	419,073
2.875%, 03/15/23	300,000	312,936
3.100%, 03/15/26	475,000	496,264
3.750%, 07/15/25	205,000	225,123
3.950%, 10/15/42	250,000	265,620
4.625%, 07/15/35	155,000	179,997
4.700%, 02/15/21	64,000	71,605
4.750%, 07/15/45	35,000	41,972
5.800%, 03/15/36	225,000	295,378
6.625%, 11/15/37	175,000	249,586

		9,565,672

Holding Companies-Diversified—0.0%
Hutchison Whampoa International, Ltd.
2.000%, 11/08/17 (144A)	200,000	200,908

Household Products/Wares—0.0%
Kimberly-Clark Corp.
5.300%, 03/01/41	225,000	296,936
6.125%, 08/01/17	98,000	102,017

		398,953

Housewares—0.0%
Newell Brands, Inc.
5.500%, 04/01/46	155,000	188,031

Insurance—1.0%
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	785,000	1,049,246
Allstate Corp. (The)
3.150%, 06/15/23	173,000	183,382
American International Group, Inc.
4.500%, 07/16/44	191,000	194,561
4.700%, 07/10/35	150,000	162,421
4.800%, 07/10/45	775,000	820,199
Aon Corp.
5.000%, 09/30/20	200,000	221,495
Berkshire Hathaway Finance Corp.
1.300%, 05/15/18	129,000	129,430
3.000%, 05/15/22	400,000	424,966
4.300%, 05/15/43	285,000	320,201
Berkshire Hathaway, Inc.
2.750%, 03/15/23	400,000	415,674
3.125%, 03/15/26	670,000	704,210
Chubb INA Holdings, Inc.
2.300%, 11/03/20	200,000	205,200
2.700%, 03/13/23	200,000	206,586
2.875%, 11/03/22	110,000	115,556
5.800%, 03/15/18	401,000	427,279
CNA Financial Corp.
7.250%, 11/15/23	153,000	186,053
7.350%, 11/15/19	245,000	282,476
Guardian Life Global Funding
2.000%, 04/26/21 (144A)	165,000	166,464
Jackson National Life Global Funding
2.250%, 04/29/21 (144A)	1,320,000	1,337,445
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (144A)	220,000	245,087
Liberty Mutual Insurance Co.
8.500%, 05/15/25 (144A)	500,000	637,475
Lincoln National Corp.
6.250%, 02/15/20	375,000	422,034
Manulife Financial Corp.
4.150%, 03/04/26	750,000	819,761
Massachusetts Mutual Life Insurance Co.
8.875%, 06/01/39 (144A)	401,000	631,038
MassMutual Global Funding II
2.000%, 04/15/21 (144A)	440,000	442,150
2.100%, 08/02/18 (144A)	250,000	253,861

MIST-148

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Nationwide Mutual Insurance Co.
7.875%, 04/01/33 (144A)	200,000	$276,962
8.250%, 12/01/31 (144A)	135,000	194,247
9.375%, 08/15/39 (144A)	138,000	217,583
New York Life Global Funding
1.550%, 11/02/18 (144A)	485,000	487,488
2.000%, 04/13/21 (144A)	140,000	141,285
2.150%, 06/18/19 (144A)	365,000	372,599
New York Life Insurance Co.
5.875%, 05/15/33 (144A)	400,000	493,926
Pacific Life Insurance Co.
9.250%, 06/15/39 (144A)	200,000	311,274
Pricoa Global Funding I
1.450%, 09/13/19 (144A)	423,000	421,729
1.600%, 05/29/18 (144A)	617,000	619,506
2.200%, 05/16/19 (144A)	280,000	285,196
2.550%, 11/24/20 (144A)	280,000	287,801
Principal Financial Group, Inc.
6.050%, 10/15/36	100,000	124,583
Principal Life Global Funding II
2.625%, 11/19/20 (144A)	440,000	450,890
3.000%, 04/18/26 (144A)	234,000	237,821
Prudential Financial, Inc.
3.500%, 05/15/24	550,000	575,193
5.100%, 08/15/43	200,000	223,163
5.200%, 03/15/44 (c)	445,000	458,906
Prudential Insurance Co. of America (The)
8.300%, 07/01/25 (144A)	800,000	1,073,526
Reliance Standard Life Global Funding II
2.375%, 05/04/20 (144A)	475,000	480,774
Swiss Re Treasury U.S. Corp.
4.250%, 12/06/42 (144A)	120,000	127,689
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 (144A)	136,000	152,961
Travelers Cos., Inc. (The)
3.750%, 05/15/46	260,000	274,727
3.900%, 11/01/20	25,000	27,231
6.750%, 06/20/36	175,000	253,044
Travelers Property Casualty Corp.
6.375%, 03/15/33	100,000	136,733
Voya Financial, Inc.
2.900%, 02/15/18	431,000	439,090
3.650%, 06/15/26	120,000	119,461
4.800%, 06/15/46	85,000	84,819

		20,354,457

Internet—0.1%
Amazon.com, Inc.
2.600%, 12/05/19	267,000	277,033
3.800%, 12/05/24	790,000	875,653
4.800%, 12/05/34	189,000	222,058
eBay, Inc.
2.600%, 07/15/22	645,000	650,200

		2,024,944

Iron/Steel—0.1%
Nucor Corp.
4.000%, 08/01/23	290,000	$312,525
5.200%, 08/01/43	403,000	459,495
5.850%, 06/01/18	550,000	587,752

		1,359,772

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp.
1.931%, 10/01/21 (144A)	147,000	146,768
Caterpillar, Inc.
5.300%, 09/15/35	400,000	485,642
7.300%, 05/01/31	584,000	778,737

		1,411,147

Machinery-Diversified—0.1%
Deere & Co.
5.375%, 10/16/29	1,175,000	1,504,602
8.100%, 05/15/30	61,000	91,969
John Deere Capital Corp.
1.200%, 10/10/17	59,000	59,024
1.700%, 01/15/20	43,000	43,118
2.375%, 07/14/20	180,000	184,274
2.450%, 09/11/20	205,000	211,181
2.800%, 03/04/21	210,000	218,959
2.800%, 01/27/23	122,000	127,008
Roper Technologies, Inc.
3.000%, 12/15/20	83,000	86,280

		2,526,415

Media—1.0%
21st Century Fox America, Inc.
4.750%, 09/15/44	265,000	290,209
4.950%, 10/15/45	100,000	113,365
5.400%, 10/01/43	340,000	404,881
7.125%, 04/08/28	220,000	292,453
7.250%, 05/18/18	265,000	289,376
7.280%, 06/30/28	400,000	546,537
7.300%, 04/30/28	218,000	292,927
7.625%, 11/30/28	100,000	138,088
CBS Corp.
2.300%, 08/15/19	500,000	506,847
2.900%, 01/15/27	230,000	224,247
3.700%, 08/15/24	265,000	277,412
4.000%, 01/15/26 (b)	167,000	177,123
4.600%, 01/15/45 (b)	400,000	410,476
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.579%, 07/23/20 (144A)	170,000	177,684
4.464%, 07/23/22 (144A)	472,000	509,317
4.908%, 07/23/25 (144A)	1,000,000	1,103,055
6.384%, 10/23/35 (144A)	165,000	194,334
6.484%, 10/23/45 (144A)	365,000	441,403
Comcast Corp.
1.625%, 01/15/22	385,000	381,783
2.350%, 01/15/27	175,000	172,671

MIST-149

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp.
3.150%, 03/01/26	275,000	$290,419
3.400%, 07/15/46	427,000	415,088
4.250%, 01/15/33	303,000	336,535
4.600%, 08/15/45	700,000	808,468
4.750%, 03/01/44	325,000	382,389
5.650%, 06/15/35	996,000	1,283,497
5.875%, 02/15/18	100,000	106,214
6.500%, 11/15/35	185,000	256,592
7.050%, 03/15/33	187,000	265,260
COX Communications, Inc.
6.450%, 12/01/36 (144A)	500,000	541,974
Grupo Televisa S.A.B.
6.125%, 01/31/46	200,000	218,871
8.500%, 03/11/32	100,000	131,108
Historic TW, Inc.
6.875%, 06/15/18	100,000	109,022
9.150%, 02/01/23	286,000	387,529
NBCUniversal Media LLC
4.375%, 04/01/21	320,000	356,061
4.450%, 01/15/43	145,000	163,054
5.950%, 04/01/41	300,000	403,029
Thomson Reuters Corp.
3.950%, 09/30/21	500,000	534,830
Time Warner Cable LLC
5.000%, 02/01/20	585,000	634,138
5.500%, 09/01/41	570,000	608,421
Time Warner Cos., Inc.
7.570%, 02/01/24	50,000	64,532
Time Warner Entertainment Co. L.P.
8.375%, 07/15/33	715,000	973,638
Time Warner, Inc.
4.650%, 06/01/44	130,000	140,768
4.750%, 03/29/21	500,000	559,937
4.850%, 07/15/45	815,000	911,056
5.350%, 12/15/43	90,000	107,086
6.500%, 11/15/36	250,000	323,121
7.625%, 04/15/31	350,000	496,221
Viacom, Inc.
3.250%, 03/15/23	44,000	43,724
4.375%, 03/15/43	279,000	256,139
6.125%, 10/05/17	400,000	417,616
6.875%, 04/30/36	375,000	441,069
Walt Disney Co. (The)
1.850%, 07/30/26	136,000	129,812
3.000%, 02/13/26	300,000	317,799
3.000%, 07/30/46	320,000	299,894
3.700%, 12/01/42	265,000	280,193
7.000%, 03/01/32	55,000	78,984

		21,018,276

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp.
2.500%, 01/15/23	300,000	309,261
4.200%, 06/15/35	60,000	67,922

		377,183

Mining—0.2%
BHP Billiton Finance USA, Ltd.
2.050%, 09/30/18	137,000	138,870
2.875%, 02/24/22	400,000	419,950
3.250%, 11/21/21	500,000	535,046
4.125%, 02/24/42	185,000	192,138
5.000%, 09/30/43	85,000	100,463
5.400%, 03/29/17	450,000	458,956
Freeport Minerals Corp.
9.500%, 06/01/31	500,000	565,000
Freeport-McMoRan, Inc.
3.875%, 03/15/23	882,000	791,524
Rio Tinto Finance USA plc
2.875%, 08/21/22 (b)	194,000	203,701
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28	280,000	373,524
Teck Resources, Ltd.
3.750%, 02/01/23	128,000	117,280
6.250%, 07/15/41	290,000	277,675

		4,174,127

Miscellaneous Manufacturing—0.4%
Eaton Corp.
5.800%, 03/15/37	375,000	454,364
7.650%, 11/15/29	100,000	138,615
General Electric Co.
2.100%, 12/11/19	35,000	35,855
2.700%, 10/09/22	148,000	154,218
3.375%, 03/11/24	218,000	236,333
4.125%, 10/09/42	380,000	415,866
4.375%, 09/16/20	149,000	165,088
4.500%, 03/11/44	1,130,000	1,300,890
5.500%, 01/08/20	430,000	485,860
6.750%, 03/15/32	287,000	403,337
Honeywell, Inc.
6.625%, 06/15/28	250,000	332,222
Illinois Tool Works, Inc.
3.900%, 09/01/42	200,000	220,838
6.250%, 04/01/19	172,000	191,770
Ingersoll-Rand Co.
6.443%, 11/15/27	300,000	367,724
Ingersoll-Rand Global Holding Co., Ltd.
4.250%, 06/15/23	135,000	149,156
6.875%, 08/15/18	272,000	299,008
Parker-Hannifin Corp.
3.300%, 11/21/24	114,000	121,933
6.550%, 07/15/18	500,000	542,822
Pentair Finance S.A.
4.650%, 09/15/25	137,000	144,475
Siemens Financieringsmaatschappij NV
2.000%, 09/15/23 (144A)	390,000	384,245
2.350%, 10/15/26 (144A)	275,000	271,591
5.750%, 10/17/16 (144A)	230,000	230,391
Textron, Inc.
3.875%, 03/01/25	105,000	110,598

MIST-150

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Tyco International Finance S.A.
3.900%, 02/14/26	128,000	$139,531

		7,296,730

Oil & Gas—1.6%
Alberta Energy Co., Ltd.
7.375%, 11/01/31	500,000	551,427
Apache Corp.
3.250%, 04/15/22	655,000	672,123
5.100%, 09/01/40	300,000	311,157
6.000%, 01/15/37	150,000	171,136
BP Capital Markets plc
1.375%, 11/06/17	40,000	40,004
2.241%, 09/26/18	650,000	660,100
2.750%, 05/10/23 (b)	335,000	340,597
3.062%, 03/17/22	285,000	298,541
3.119%, 05/04/26	225,000	229,929
3.245%, 05/06/22	940,000	990,027
3.535%, 11/04/24	375,000	398,377
3.814%, 02/10/24	500,000	539,846
Burlington Resources Finance Co.
7.400%, 12/01/31	300,000	398,859
Canadian Natural Resources, Ltd.
1.750%, 01/15/18	188,000	187,738
3.800%, 04/15/24	436,000	433,904
3.900%, 02/01/25	595,000	597,413
5.850%, 02/01/35	405,000	425,114
7.200%, 01/15/32	200,000	231,279
Cenovus Energy, Inc.
3.000%, 08/15/22	50,000	47,544
3.800%, 09/15/23	500,000	494,677
5.200%, 09/15/43	168,000	150,858
5.700%, 10/15/19	325,000	348,862
Chevron Corp.
1.365%, 03/02/18	250,000	250,440
2.100%, 05/16/21	930,000	945,378
2.355%, 12/05/22	330,000	335,975
2.419%, 11/17/20	400,000	411,284
2.566%, 05/16/23 (b)	670,000	686,089
ConocoPhillips
3.350%, 05/15/25	50,000	51,260
5.900%, 10/15/32	250,000	296,977
6.000%, 01/15/20	325,000	366,491
ConocoPhillips Co.
4.950%, 03/15/26	943,000	1,062,918
ConocoPhillips Holding Co.
6.950%, 04/15/29	225,000	286,121
Devon Energy Corp.
3.250%, 05/15/22 (b)	130,000	129,071
5.000%, 06/15/45	210,000	204,295
7.950%, 04/15/32	235,000	287,920
Devon Financing Co. LLC
7.875%, 09/30/31	250,000	309,696
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	228,000	158,217

Oil & Gas—(Continued)
Ensco plc
4.700%, 03/15/21 (b)	438,000	392,886
5.200%, 03/15/25 (b)	105,000	76,792
EOG Resources, Inc.
2.625%, 03/15/23	73,000	72,874
5.100%, 01/15/36	431,000	489,461
5.875%, 09/15/17	50,000	52,044
6.875%, 10/01/18	120,000	132,192
Exxon Mobil Corp.
2.726%, 03/01/23	1,060,000	1,097,561
3.043%, 03/01/26	208,000	218,042
3.567%, 03/06/45	149,000	150,977
4.114%, 03/01/46	110,000	122,957
Hess Corp.
5.800%, 04/01/47	345,000	352,988
7.875%, 10/01/29	175,000	213,047
Kerr-McGee Corp.
7.875%, 09/15/31	1,000,000	1,240,463
Marathon Oil Corp.
6.800%, 03/15/32	727,000	760,582
Nabors Industries, Inc.
4.625%, 09/15/21	115,000	108,372
5.000%, 09/15/20	110,000	108,397
Noble Energy, Inc.
3.900%, 11/15/24	122,000	124,429
5.050%, 11/15/44	277,000	273,479
5.250%, 11/15/43	370,000	376,624
6.000%, 03/01/41	215,000	232,604
Noble Holding International, Ltd.
5.250%, 03/15/42	124,000	70,060
8.200%, 04/01/45	218,000	154,507
Occidental Petroleum Corp.
3.400%, 04/15/26 (b)	114,000	120,271
3.500%, 06/15/25	193,000	205,487
4.625%, 06/15/45	79,000	89,295
8.450%, 02/15/29	135,000	199,164
Petro-Canada
5.350%, 07/15/33	165,000	181,896
Phillips 66
4.650%, 11/15/34	229,000	247,821
4.875%, 11/15/44	700,000	777,622
Shell International Finance B.V.
1.875%, 05/10/21	505,000	505,535
2.125%, 05/11/20	210,000	213,169
2.250%, 11/10/20	111,000	113,086
2.375%, 08/21/22 (b)	440,000	447,260
2.500%, 09/12/26	220,000	216,302
2.875%, 05/10/26	164,000	166,451
3.250%, 05/11/25 (b)	150,000	158,021
3.400%, 08/12/23	350,000	373,530
3.625%, 08/21/42	25,000	24,172
3.750%, 09/12/46	415,000	409,700
4.000%, 05/10/46	485,000	496,157
4.550%, 08/12/43	350,000	386,053
5.200%, 03/22/17	500,000	510,184
5.500%, 03/25/40	86,000	105,586

MIST-151

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Sinopec Group Overseas Development 2013, Ltd.
4.375%, 10/17/23 (144A)	582,000	$646,378
Statoil ASA
1.200%, 01/17/18	25,000	24,968
5.100%, 08/17/40	100,000	119,634
7.250%, 09/23/27	205,000	285,510
Suncor Energy, Inc.
5.950%, 12/01/34	100,000	120,994
6.100%, 06/01/18	805,000	864,673
7.150%, 02/01/32	100,000	129,046
Tosco Corp.
8.125%, 02/15/30	526,000	719,235
Total Capital Canada, Ltd.
2.750%, 07/15/23	1,229,000	1,271,192
Total Capital International S.A.
2.700%, 01/25/23	564,000	580,799

		31,832,173

Oil & Gas Services—0.2%
Baker Hughes, Inc.
5.125%, 09/15/40	265,000	296,473
Halliburton Co.
3.500%, 08/01/23	214,000	220,890
3.800%, 11/15/25 (b)	335,000	346,344
4.850%, 11/15/35	85,000	91,106
5.000%, 11/15/45	116,000	126,615
6.700%, 09/15/38	350,000	439,296
National Oilwell Varco, Inc.
1.350%, 12/01/17	29,000	28,878
Schlumberger Holdings Corp.
2.350%, 12/21/18 (144A)	400,000	407,469
4.000%, 12/21/25 (144A)	635,000	690,864
Schlumberger Investment S.A.
3.650%, 12/01/23	358,000	387,366

		3,035,301

Pharmaceuticals—1.4%
AbbVie, Inc.
1.750%, 11/06/17	649,000	651,132
2.300%, 05/14/21	105,000	105,912
2.900%, 11/06/22	500,000	512,697
3.200%, 11/06/22	359,000	373,751
3.600%, 05/14/25	410,000	428,558
4.300%, 05/14/36	63,000	65,379
4.450%, 05/14/46	385,000	402,090
4.500%, 05/14/35	925,000	985,787
4.700%, 05/14/45	465,000	500,703
Actavis Funding SCS
3.450%, 03/15/22	1,665,000	1,747,980
3.800%, 03/15/25	1,278,000	1,352,576
4.550%, 03/15/35	760,000	807,270
Actavis, Inc.
1.875%, 10/01/17	545,000	546,880

Pharmaceuticals—(Continued)
AstraZeneca plc
2.375%, 11/16/20	425,000	$437,069
3.375%, 11/16/25	1,087,000	1,160,883
5.900%, 09/15/17	200,000	208,714
6.450%, 09/15/37	360,000	502,007
Baxalta, Inc.
3.600%, 06/23/22	329,000	345,643
4.000%, 06/23/25	415,000	442,915
Bayer U.S. Finance LLC
1.500%, 10/06/17 (144A)	285,000	284,730
Bristol-Myers Squibb Co.
6.875%, 08/01/97	100,000	153,461
Cardinal Health, Inc.
2.400%, 11/15/19	128,000	130,856
3.200%, 03/15/23 (b)	155,000	162,655
3.750%, 09/15/25	169,000	183,022
Express Scripts Holding Co.
3.400%, 03/01/27	300,000	301,703
3.500%, 06/15/24	249,000	259,569
4.500%, 02/25/26	255,000	279,693
4.800%, 07/15/46	185,000	192,173
6.125%, 11/15/41	72,000	89,175
Forest Laboratories LLC
4.875%, 02/15/21 (144A)	220,000	244,303
5.000%, 12/15/21 (144A)	225,000	251,814
GlaxoSmithKline Capital plc
2.850%, 05/08/22	500,000	526,152
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/23	143,000	149,711
5.375%, 04/15/34	300,000	374,748
Johnson & Johnson
2.450%, 03/01/26	300,000	308,309
3.550%, 03/01/36	90,000	99,852
6.950%, 09/01/29	700,000	1,042,337
McKesson Corp.
2.850%, 03/15/23	420,000	429,794
3.796%, 03/15/24	750,000	808,826
Mead Johnson Nutrition Co.
3.000%, 11/15/20	89,000	92,695
4.900%, 11/01/19	135,000	148,197
5.900%, 11/01/39	300,000	368,408
Medco Health Solutions, Inc.
4.125%, 09/15/20	450,000	485,120
Merck & Co., Inc.
2.350%, 02/10/22	500,000	514,456
2.400%, 09/15/22	62,000	63,790
2.750%, 02/10/25	629,000	651,807
3.700%, 02/10/45	175,000	185,236
6.550%, 09/15/37	150,000	213,857
Mylan NV
3.150%, 06/15/21 (144A) (b)	335,000	341,289
3.950%, 06/15/26 (144A)	695,000	700,238
5.250%, 06/15/46 (144A)	551,000	580,317
Mylan, Inc.
2.600%, 06/24/18	50,000	50,708
Novartis Capital Corp.
2.400%, 09/21/22	300,000	310,427
3.400%, 05/06/24	527,000	576,689

MIST-152

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Perrigo Finance Unlimited Co.
3.500%, 12/15/21	200,000	$206,730
3.900%, 12/15/24	200,000	202,938
4.375%, 03/15/26	300,000	313,076
Pfizer, Inc.
2.750%, 06/03/26	300,000	310,071
Sanofi
1.250%, 04/10/18	419,000	419,835
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	348,000	349,685
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	254,000	269,772
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/20	240,000	242,286
Teva Pharmaceutical Finance Netherlands III B.V.
2.200%, 07/21/21	215,000	214,189
2.800%, 07/21/23	505,000	506,296
3.150%, 10/01/26	443,000	445,049
4.100%, 10/01/46 (b)	55,000	54,739
Wyeth LLC
6.500%, 02/01/34	806,000	1,097,145
Zoetis, Inc.
1.875%, 02/01/18	52,000	52,164
3.250%, 02/01/23	460,000	474,038
3.450%, 11/13/20	39,000	40,767
4.700%, 02/01/43	43,000	45,253

		28,378,096

Pipelines—0.8%
Boardwalk Pipelines L.P.
5.750%, 09/15/19	290,000	309,001
5.950%, 06/01/26	257,000	284,131
Buckeye Partners L.P.
5.850%, 11/15/43	255,000	261,762
Energy Transfer Partners L.P.
2.500%, 06/15/18	576,000	579,769
3.600%, 02/01/23	450,000	442,868
5.150%, 02/01/43	195,000	179,651
EnLink Midstream Partners L.P.
2.700%, 04/01/19	281,000	279,150
Enterprise Products Operating LLC
3.350%, 03/15/23	500,000	511,626
3.700%, 02/15/26	53,000	54,559
3.750%, 02/15/25	567,000	587,606
3.900%, 02/15/24	252,000	263,576
3.950%, 02/15/27	260,000	272,445
4.900%, 05/15/46	735,000	772,496
4.950%, 10/15/54	33,000	33,364
5.200%, 09/01/20	150,000	167,487
6.125%, 10/15/39	400,000	458,489
6.875%, 03/01/33	162,000	197,773
Kinder Morgan Energy Partners L.P.
5.400%, 09/01/44	385,000	385,965

Pipelines—(Continued)
Magellan Midstream Partners L.P.
4.250%, 09/15/46	45,000	44,863
5.000%, 03/01/26	285,000	324,687
6.550%, 07/15/19	695,000	778,474
MPLX L.P.
4.000%, 02/15/25	95,000	93,622
ONEOK Partners L.P.
3.375%, 10/01/22	65,000	65,584
3.800%, 03/15/20	220,000	227,124
4.900%, 03/15/25 (b)	520,000	559,378
5.000%, 09/15/23 (b)	145,000	157,293
6.125%, 02/01/41	475,000	511,793
6.650%, 10/01/36	275,000	304,701
6.850%, 10/15/37	275,000	315,816
Plains All American Pipeline L.P. / PAA Finance Corp.
3.650%, 06/01/22	350,000	354,787
4.650%, 10/15/25 (b)	400,000	414,345
4.700%, 06/15/44	250,000	219,817
5.750%, 01/15/20	610,000	668,035
6.650%, 01/15/37	425,000	460,480
Spectra Energy Capital LLC
3.300%, 03/15/23	237,000	234,864
6.750%, 07/15/18	185,000	196,532
6.750%, 02/15/32	705,000	791,034
7.500%, 09/15/38	85,000	105,682
Spectra Energy Partners L.P.
2.950%, 09/25/18	140,000	142,533
Sunoco Logistics Partners Operations L.P.
4.250%, 04/01/24	91,000	94,526
4.950%, 01/15/43	295,000	283,431
5.300%, 04/01/44	15,000	15,139
5.350%, 05/15/45	1,040,000	1,062,539
Texas Eastern Transmission L.P.
2.800%, 10/15/22 (144A)	46,000	45,856
6.000%, 09/15/17 (144A)	150,000	155,846
Texas Gas Transmission LLC
4.500%, 02/01/21 (144A)	210,000	217,610
TransCanada PipeLines, Ltd.
5.850%, 03/15/36	176,000	214,707
7.125%, 01/15/19	142,000	158,113
7.250%, 08/15/38	300,000	425,298
Transcanada Trust
5.625%, 05/20/75 (c)	55,000	55,688
Western Gas Partners L.P.
3.950%, 06/01/25	157,000	154,876
4.650%, 07/01/26	150,000	155,235
5.375%, 06/01/21	149,000	162,227

		16,214,253

Real Estate—0.0%
ProLogis L.P.
3.750%, 11/01/25	338,000	363,641
4.250%, 08/15/23	333,000	368,170

		731,811

MIST-153

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.7%
American Tower Corp.
3.375%, 10/15/26	635,000	$643,647
3.450%, 09/15/21	330,000	347,311
4.000%, 06/01/25	70,000	74,875
4.400%, 02/15/26	195,000	213,579
4.500%, 01/15/18	220,000	228,176
5.000%, 02/15/24	474,000	536,892
AvalonBay Communities, Inc.
2.900%, 10/15/26	124,000	123,412
3.625%, 10/01/20	135,000	143,512
Boston Properties L.P.
3.650%, 02/01/26	225,000	237,971
3.800%, 02/01/24	527,000	563,376
3.850%, 02/01/23	510,000	545,094
Brixmor Operating Partnership L.P.
3.875%, 08/15/22	330,000	345,921
Crown Castle International Corp.
3.400%, 02/15/21	175,000	183,145
3.700%, 06/15/26	304,000	317,194
4.450%, 02/15/26	306,000	336,072
DDR Corp.
3.500%, 01/15/21	320,000	331,839
Duke Realty L.P.
3.250%, 06/30/26	610,000	623,575
3.875%, 02/15/21	55,000	58,691
3.875%, 10/15/22	265,000	282,345
4.375%, 06/15/22	210,000	229,705
ERP Operating L.P.
4.625%, 12/15/21	60,000	67,361
4.750%, 07/15/20	190,000	208,466
5.750%, 06/15/17	133,000	137,013
HCP, Inc.
3.150%, 08/01/22	120,000	121,609
3.875%, 08/15/24	257,000	263,066
4.000%, 12/01/22	600,000	634,067
4.000%, 06/01/25	200,000	205,363
4.200%, 03/01/24	125,000	129,960
4.250%, 11/15/23	100,000	104,997
5.625%, 05/01/17	345,000	353,098
Kimco Realty Corp.
3.125%, 06/01/23	175,000	179,904
3.200%, 05/01/21	310,000	323,702
3.400%, 11/01/22	55,000	57,941
Liberty Property L.P.
3.375%, 06/15/23	75,000	77,272
4.400%, 02/15/24	155,000	169,258
National Retail Properties, Inc.
4.000%, 11/15/25	193,000	205,800
Realty Income Corp.
3.875%, 07/15/24	200,000	210,927
4.125%, 10/15/26	250,000	269,139
Simon Property Group L.P.
3.300%, 01/15/26	122,000	128,762
3.500%, 09/01/25	275,000	294,656
4.375%, 03/01/21	420,000	462,477
10.350%, 04/01/19	340,000	405,885

Real Estate Investment Trusts—(Continued)
UDR, Inc.
2.950%, 09/01/26	565,000	560,812
3.700%, 10/01/20	140,000	147,519
Ventas Realty L.P.
4.125%, 01/15/26	68,000	73,135
4.375%, 02/01/45	45,000	45,502
Ventas Realty L.P. / Ventas Capital Corp.
3.250%, 08/15/22	285,000	296,993
4.250%, 03/01/22	300,000	326,822
Welltower, Inc.
3.750%, 03/15/23	110,000	115,516
4.000%, 06/01/25	410,000	434,754

		13,378,108

Retail—0.8%
Bed Bath & Beyond, Inc.
4.915%, 08/01/34	138,000	139,656
CVS Health Corp.
2.125%, 06/01/21	715,000	722,257
2.250%, 12/05/18	500,000	509,002
2.800%, 07/20/20	850,000	880,646
2.875%, 06/01/26	510,000	517,557
3.875%, 07/20/25	447,000	486,612
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	87,996	96,807
5.880%, 01/10/28	472,603	540,817
Home Depot, Inc. (The)
2.000%, 06/15/19	496,000	506,322
2.125%, 09/15/26	77,000	75,652
2.625%, 06/01/22	115,000	119,418
3.500%, 09/15/56	135,000	131,927
4.250%, 04/01/46	440,000	508,109
4.875%, 02/15/44	250,000	306,270
5.400%, 09/15/40	200,000	260,701
5.875%, 12/16/36	100,000	137,158
Kohl’s Corp.
5.550%, 07/17/45	65,000	63,733
Lowe’s Cos., Inc.
4.375%, 09/15/45	165,000	187,065
5.500%, 10/15/35	275,000	347,444
5.800%, 10/15/36	150,000	196,461
6.500%, 03/15/29	125,000	169,727
6.875%, 02/15/28	450,000	620,985
Macy’s Retail Holdings, Inc.
4.300%, 02/15/43	295,000	250,059
6.700%, 09/15/28	435,000	478,850
6.900%, 04/01/29	113,000	128,828
6.900%, 01/15/32	180,000	204,740
7.000%, 02/15/28	150,000	175,247
McDonald’s Corp.
1.875%, 05/29/19	360,000	363,835
2.750%, 12/09/20	70,000	72,636
3.700%, 02/15/42	225,000	222,996
4.875%, 07/15/40	340,000	390,400
4.875%, 12/09/45	190,000	220,508
6.300%, 10/15/37	325,000	429,736

MIST-154

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Nordstrom, Inc.
6.950%, 03/15/28	170,000	$216,471
Starbucks Corp.
2.700%, 06/15/22	124,000	130,148
Target Corp.
2.500%, 04/15/26	375,000	382,666
3.500%, 07/01/24	103,000	112,616
6.350%, 11/01/32	177,000	240,961
6.650%, 08/01/28	182,000	240,713
6.750%, 01/01/28	66,000	87,112
Wal-Mart Stores, Inc.
2.550%, 04/11/23	550,000	571,066
3.300%, 04/22/24	150,000	163,395
4.000%, 04/11/43	125,000	139,407
4.300%, 04/22/44	285,000	334,790
5.000%, 10/25/40	775,000	979,591
5.875%, 04/05/27	90,000	117,949
6.750%, 10/15/23	111,000	143,942
Walgreens Boots Alliance, Inc.
2.600%, 06/01/21	285,000	291,660
3.100%, 06/01/23	94,000	96,956
3.800%, 11/18/24	1,018,000	1,092,754
4.500%, 11/18/34	292,000	310,313
4.800%, 11/18/44	175,000	192,911

		16,307,582

Savings & Loans—0.0%
Nationwide Building Society
2.450%, 07/27/21 (144A)	695,000	703,440

Semiconductors—0.1%
Intel Corp.
2.450%, 07/29/20	344,000	355,945
2.600%, 05/19/26 (b)	300,000	305,623
3.100%, 07/29/22	230,000	245,661
3.300%, 10/01/21	245,000	263,933
4.100%, 05/19/46	340,000	363,902
4.800%, 10/01/41	182,000	214,390
4.900%, 07/29/45	260,000	310,131
QUALCOMM, Inc.
4.800%, 05/20/45	202,000	220,525

		2,280,110

Software—0.5%
Microsoft Corp.
2.000%, 11/03/20	300,000	306,219
2.400%, 08/08/26	475,000	475,402
2.700%, 02/12/25	600,000	621,161
3.450%, 08/08/36 (b)	665,000	677,419
3.500%, 02/12/35	68,000	69,616
3.700%, 08/08/46	835,000	845,174
3.750%, 02/12/45	690,000	700,305
4.450%, 11/03/45	120,000	136,429
4.500%, 10/01/40	500,000	572,891
5.200%, 06/01/39	500,000	624,641

Software—(Continued)
Oracle Corp.
1.900%, 09/15/21	731,000	732,855
2.375%, 01/15/19	165,000	169,181
2.400%, 09/15/23	1,252,000	1,262,041
2.500%, 05/15/22	305,000	313,077
2.500%, 10/15/22	709,000	727,500
2.950%, 05/15/25	735,000	759,205
3.625%, 07/15/23	161,000	174,834
3.850%, 07/15/36	285,000	295,931
4.000%, 07/15/46	160,000	165,330
4.125%, 05/15/45	680,000	712,223
5.000%, 07/08/19	200,000	219,539
6.125%, 07/08/39	70,000	93,839

		10,654,812

Telecommunications—1.5%
America Movil S.A.B. de C.V.
5.000%, 03/30/20	100,000	109,895
5.625%, 11/15/17 (b)	125,000	131,007
6.375%, 03/01/35	600,000	732,466
AT&T, Inc.
1.700%, 06/01/17	500,000	501,500
2.300%, 03/11/19	905,000	920,191
2.400%, 03/15/17	120,000	120,700
3.000%, 06/30/22	167,000	171,694
3.400%, 05/15/25	1,162,000	1,193,848
3.600%, 02/17/23	265,000	279,335
3.800%, 03/15/22	1,166,000	1,248,890
3.950%, 01/15/25	51,000	54,137
4.125%, 02/17/26	850,000	918,511
4.300%, 12/15/42	793,000	782,172
4.350%, 06/15/45	200,000	197,011
4.450%, 04/01/24	285,000	313,258
4.500%, 03/09/48 (144A)	640,000	643,352
4.600%, 02/15/21	100,000	109,705
4.800%, 06/15/44	450,000	472,374
5.150%, 03/15/42	255,000	276,687
5.350%, 09/01/40	90,000	100,814
5.500%, 02/01/18	300,000	316,082
6.350%, 03/15/40	225,000	282,891
BellSouth Capital Funding Corp.
7.875%, 02/15/30	550,000	744,379
BellSouth LLC
6.550%, 06/15/34	200,000	239,114
BellSouth Telecommunications LLC
6.375%, 06/01/28	350,000	417,736
British Telecommunications plc
2.350%, 02/14/19	285,000	290,422
5.950%, 01/15/18	100,000	105,792
9.375%, 12/15/30	75,000	121,414
Cisco Systems, Inc.
2.200%, 02/28/21	1,430,000	1,463,149
2.900%, 03/04/21	47,000	49,433
5.500%, 01/15/40	110,000	142,487
5.900%, 02/15/39	750,000	1,004,713

MIST-155

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Crown Castle Towers LLC
3.663%, 05/15/25 (144A)	260,000	$274,043
4.883%, 08/15/20 (144A)	500,000	546,473
Deutsche Telekom International Finance B.V.
2.485%, 09/19/23 (144A)	460,000	460,704
8.750%, 06/15/30	100,000	155,440
GTP Acquisition Partners LLC
3.482%, 06/16/25 (144A)	269,000	280,365
Koninklijke KPN NV
8.375%, 10/01/30	250,000	349,537
Nippon Telegraph & Telephone Corp.
1.400%, 07/18/17	500,000	500,941
Orange S.A.
9.000%, 03/01/31	165,000	263,257
Qwest Corp.
6.750%, 12/01/21	350,000	389,813
6.875%, 09/15/33	85,000	84,736
7.250%, 09/15/25	133,000	145,546
Rogers Communications, Inc.
4.100%, 10/01/23	213,000	236,231
6.800%, 08/15/18	100,000	109,597
7.500%, 08/15/38	100,000	136,981
8.750%, 05/01/32	400,000	586,759
SES Global Americas Holdings GP
2.500%, 03/25/19 (144A)	70,000	70,206
Telefonica Emisiones S.A.U.
3.192%, 04/27/18	150,000	153,540
Verizon Communications, Inc.
2.625%, 02/21/20	214,000	220,080
2.625%, 08/15/26 (b)	368,000	361,181
3.500%, 11/01/24	1,045,000	1,114,673
3.850%, 11/01/42	1,502,000	1,429,629
4.125%, 08/15/46	160,000	160,044
4.272%, 01/15/36	115,000	119,819
4.400%, 11/01/34	169,000	178,825
4.500%, 09/15/20	656,000	719,873
4.522%, 09/15/48	439,000	464,168
4.672%, 03/15/55	131,000	137,803
4.862%, 08/21/46	1,325,000	1,484,083
5.012%, 08/21/54	767,000	846,952
5.150%, 09/15/23	1,277,000	1,487,612
5.850%, 09/15/35	650,000	801,784
6.000%, 04/01/41	290,000	365,321
Vodafone Group plc
1.500%, 02/19/18	30,000	29,980
2.950%, 02/19/23	225,000	231,136
6.150%, 02/27/37	350,000	423,780
6.250%, 11/30/32	750,000	919,445

		30,695,516

Transportation—0.4%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	620,000	657,863
3.450%, 09/15/21	510,000	549,845
3.850%, 09/01/23	500,000	552,072

Transportation—(Continued)
Burlington Northern Santa Fe LLC
3.900%, 08/01/46	490,000	$523,810
4.450%, 03/15/43	310,000	351,769
4.550%, 09/01/44	200,000	231,558
5.750%, 03/15/18	100,000	106,571
7.950%, 08/15/30	100,000	151,333
Canadian National Railway Co.
5.850%, 11/15/17	190,000	199,821
6.250%, 08/01/34	100,000	137,274
6.800%, 07/15/18	120,000	131,482
Canadian Pacific Railway Co.
2.900%, 02/01/25	260,000	266,086
5.750%, 03/15/33	120,000	144,227
6.125%, 09/15/15	102,000	125,899
7.250%, 05/15/19	290,000	330,845
CSX Corp.
3.400%, 08/01/24	300,000	321,584
4.750%, 05/30/42	41,000	46,994
7.900%, 05/01/17	62,000	64,391
FedEx Corp.
3.250%, 04/01/26 (b)	82,000	86,480
3.900%, 02/01/35	96,000	98,784
4.100%, 02/01/45	485,000	502,936
4.550%, 04/01/46	70,000	77,755
JB Hunt Transport Services, Inc.
3.300%, 08/15/22	490,000	512,254
Norfolk Southern Corp.
5.590%, 05/17/25	100,000	120,368
Ryder System, Inc.
2.500%, 05/11/20	844,000	854,918
2.875%, 09/01/20	330,000	337,924
Union Pacific Corp.
6.250%, 05/01/34	378,000	502,557
United Parcel Service of America, Inc.
8.375%, 04/01/20	75,000	92,381
8.375%, 04/01/30 (d)	377,000	559,635

		8,639,416

Trucking & Leasing—0.0%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.875%, 07/17/18 (144A)	93,000	94,800

Water—0.0%
American Water Capital Corp.
3.850%, 03/01/24	100,000	110,264
6.593%, 10/15/37	100,000	144,148

		254,412

Total Corporate Bonds & Notes (Cost $500,621,566)		521,617,235

MIST-156

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Convertible Bonds—19.6%

Security Description	Principal Amount*	Value

Aerospace/Defense—1.0%
Airbus Group SE
Zero Coupon, 06/14/21 (EUR)	7,200,000	$8,670,460
Zero Coupon, 07/01/22 (EUR)	3,300,000	3,718,174
MTU Aero Engines AG
0.125%, 05/17/23 (EUR)	2,800,000	3,265,532
Safran S.A.
Zero Coupon, 12/31/20 (EUR)	3,559,000	3,774,912

		19,429,078

Apparel—0.3%
LVMH Moet Hennessy Louis Vuitton SE
Zero Coupon, 02/16/21	2,155,500	5,423,868

Auto Manufacturers—0.1%
Suzuki Motor Corp.
Zero Coupon, 03/31/21 (JPY)	190,000,000	2,051,206

Auto Parts & Equipment—0.1%
Valeo S.A.
Zero Coupon, 06/16/21	2,000,000	2,137,500

Banks—0.5%
Credit Agricole S.A.
Zero Coupon, 12/06/16 (EUR)	4,597,600	3,481,015
Shizuoka Bank, Ltd. (The)
Zero Coupon, 04/25/18	4,500,000	4,410,000
Yamaguchi Financial Group, Inc.
0.357%, 03/26/20 (c)	2,500,000	2,583,750

		10,474,765

Biotechnology—0.5%
Illumina, Inc.
Zero Coupon, 06/15/19	8,878,000	9,188,730
0.500%, 06/15/21	784,000	855,540

		10,044,270

Chemicals—0.3%
Brenntag Finance B.V.
1.875%, 12/02/22	4,000,000	4,272,000
Kansai Paint Co., Ltd.
Zero Coupon, 06/17/19 (JPY)	120,000,000	1,258,542
Toray Industries, Inc.
Zero Coupon, 08/30/19 (JPY)	100,000,000	1,185,592

		6,716,134

Coal—0.2%
RAG-Stiftung
Zero Coupon, 12/31/18 (EUR)	2,300,000	2,702,554
Zero Coupon, 02/18/21 (EUR)	600,000	747,746

		3,450,300

Commercial Services—0.3%
Macquarie Infrastructure Corp.
2.875%, 07/15/19	2,682,000	3,142,969

Commercial Services—(Continued)
Toppan Printing Co., Ltd.
Zero Coupon, 12/19/19 (JPY)	200,000,000	2,069,917

		5,212,886

Computers—0.2%
Cap Gemini S.A.
Zero Coupon, 01/01/19 (EUR)	4,311,200	4,287,978

Electric—0.4%
Chugoku Electric Power Co., Inc. (The)
Zero Coupon, 03/25/20 (JPY)	640,000,000	6,366,550
Tohoku Electric Power Co., Inc.
Zero Coupon, 12/03/18 (JPY)	200,000,000	1,982,644

		8,349,194

Food—0.1%
J Sainsbury plc
1.250%, 11/21/19 (GBP)	1,200,000	1,606,396

Gas—0.3%
National Grid North America, Inc.
0.900%, 11/02/20 (GBP)	4,700,000	6,521,381

Healthcare-Products—0.1%
QIAGEN NV
0.375%, 03/19/19	1,600,000	1,787,200
Terumo Corp.
Zero Coupon, 12/04/19 (JPY)	120,000,000	1,369,163

		3,156,363

Healthcare-Services—0.3%
Anthem, Inc.
2.750%, 10/15/42	3,160,000	5,533,950

Holding Companies-Diversified—0.8%
Industrivarden AB
Zero Coupon, 05/15/19 (SEK)	42,000,000	5,331,515
1.875%, 02/27/17 (EUR)	3,800,000	4,360,505
Solidium Oy
Zero Coupon, 09/04/18 (EUR)	1,800,000	2,081,679
Wendel S.A.
Zero Coupon, 07/31/19 (EUR)	6,962,900	4,223,130

		15,996,829

Home Furnishings—0.9%
Sony Corp.
Zero Coupon, 09/30/22 (JPY)	199,000,000	2,082,627
Steinhoff Finance Holdings GmbH
1.250%, 08/11/22 (EUR)	11,800,000	13,626,677
4.000%, 01/30/21 (EUR)	1,600,000	2,608,507

		18,317,811

MIST-157

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.3%
Swiss Life Holding AG
Zero Coupon, 12/02/20 (CHF)	4,270,000	$5,225,970

Internet—0.8%
Priceline Group, Inc. (The)
0.350%, 06/15/20	4,948,000	6,333,440
0.900%, 09/15/21	3,483,000	3,739,871
1.000%, 03/15/18	4,144,000	6,557,880

		16,631,191

Investment Company Security—0.2%
Ares Capital Corp.
4.375%, 01/15/19	1,851,000	1,925,040
4.750%, 01/15/18	1,785,000	1,840,781

		3,765,821

Metal Fabricate/Hardware—0.1%
RTI International Metals, Inc.
1.625%, 10/15/19	1,200,000	1,279,500

Mining—0.2%
Newmont Mining Corp.
1.625%, 07/15/17	2,921,000	3,183,890
Royal Gold, Inc.
2.875%, 06/15/19	1,456,000	1,626,170

		4,810,060

Miscellaneous Manufacturing—0.8%
Siemens Financieringsmaatschappij NV
1.050%, 08/16/17	13,750,000	14,852,750
1.650%, 08/16/19	1,750,000	2,031,662

		16,884,412

Oil & Gas—0.9%
BP Capital Markets plc
1.000%, 04/28/23 (GBP)	2,800,000	4,164,528
Eni S.p.A.
Zero Coupon, 04/13/22 (EUR)	3,500,000	4,095,283
TOTAL S.A.
0.500%, 12/02/22	9,200,000	9,360,080

		17,619,891

Oil & Gas Services—0.2%
Technip S.A.
0.875%, 01/25/21 (EUR)	3,600,000	5,032,830

Pharmaceuticals—0.3%
Teva Pharmaceutical Finance Co. LLC
0.250%, 02/01/26	4,383,000	5,229,467

Real Estate—1.6%
CapitaLand, Ltd.
1.850%, 06/19/20 (SGD)	4,500,000	3,201,676
1.950%, 10/17/23 (SGD)	7,000,000	5,197,257

Real Estate—(Continued)
Deutsche Wohnen AG
0.500%, 11/22/20 (EUR)	4,500,000	9,409,006
Grand City Properties S.A.
0.250%, 03/02/22 (EUR)	7,500,000	8,846,376
LEG Immobilien AG
0.500%, 07/01/21 (EUR)	2,800,000	5,010,588

		31,664,903

Real Estate Investment Trusts—1.6%
British Land White 2015, Ltd.
Zero Coupon, 06/09/20 (GBP)	3,500,000	4,282,478
Derwent London Capital No.2 Jersey, Ltd.
1.125%, 07/24/19 (GBP)	1,400,000	1,886,286
Extra Space Storage L.P.
3.125%, 10/01/35 (144A)	1,415,000	1,527,316
Fonciere Des Regions
0.875%, 04/01/19 (EUR)	7,448,000	8,483,625
Ruby Assets Pte, Ltd.
1.600%, 02/01/17 (SGD)	2,500,000	2,241,145
SL Green Operating Partnership L.P.
3.000%, 10/15/17 (144A)	1,000,000	1,392,500
Spirit Realty Capital, Inc.
2.875%, 05/15/19	2,926,000	3,231,401
Unibail-Rodamco SE
Zero Coupon, 07/01/21 (EUR)	1,459,600	5,291,121
Zero Coupon, 01/01/22 (EUR)	1,121,300	4,392,801

		32,728,673

Semiconductors—3.1%
Intel Corp.
2.950%, 12/15/35	6,302,000	8,700,699
3.250%, 08/01/39	5,031,000	9,200,441
Lam Research Corp.
1.250%, 05/15/18	1,400,000	2,228,625
Novellus Systems, Inc.
2.625%, 05/15/41	5,546,000	15,449,076
NVIDIA Corp.
1.000%, 12/01/18	4,300,000	14,630,750
STMicroelectronics NV
Zero Coupon, 07/03/19	4,200,000	4,137,000
1.000%, 07/03/21	1,400,000	1,421,420
Xilinx, Inc.
2.625%, 06/15/17	4,248,000	7,991,550

		63,759,561

Software—0.6%
Citrix Systems, Inc.
0.500%, 04/15/19	3,564,000	4,029,548
Red Hat, Inc.
0.250%, 10/01/19	6,920,000	8,758,125

		12,787,673

Telecommunications—1.3%
America Movil S.A.B. de C.V.
Zero Coupon, 05/28/20 (EUR)	13,800,000	15,246,435

MIST-158

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*/ Shares	Value

Telecommunications—(Continued)
Telefonica Participaciones S.A.U.
Zero Coupon, 03/09/21 (EUR)	3,700,000	$4,183,825
Vodafone Group plc
Zero Coupon, 11/26/20 (GBP)	4,900,000	6,288,891

		25,719,151

Transportation—0.7%
Deutsche Post AG
0.600%, 12/06/19 (EUR)	7,500,000	11,574,430
Nagoya Railroad Co., Ltd.
Zero Coupon, 12/11/24 (JPY)	240,000,000	2,666,733

		14,241,163

Water—0.5%
Suez
Zero Coupon, 02/27/20 (EUR)	19,262,700	4,340,732
Veolia Environnement S.A.
Zero Coupon, 03/15/21 (EUR)	16,224,000	5,557,705

		9,898,437

Total Convertible Bonds (Cost $392,052,377)		395,988,612

Convertible Preferred Stocks—0.8%

Banks—0.7%
Wells Fargo & Co., Series L
7.500%, 12/31/49	11,468	15,007,025

Health Care Providers & Services—0.1%
Anthem, Inc.
5.250%, 05/01/18	27,330	1,188,035

Total Convertible Preferred Stocks (Cost $15,348,983)		16,195,060

U.S. Treasury & Government Agencies—0.2%

Federal Agencies—0.1%
Federal Farm Credit Bank
5.250%, 12/28/27	585,000	764,093
Tennessee Valley Authority
5.375%, 04/01/56	350,000	495,240

		1,259,333

U.S. Treasury—0.1%
U.S. Treasury Notes
1.250%, 11/15/18	3,140,000	3,168,703

Total U.S. Treasury & Government Agencies (Cost $4,283,951)		4,428,036

Preferred Stocks—0.2%
Security Description	Principal Amount*/ Shares	Value

Household Products—0.2%
Henkel AG & Co. KGaA	22,891	3,111,468

Machinery—0.0%
Marcopolo S.A. (a)	143,590	138,197

Total Preferred Stocks (Cost $2,883,129)		3,249,665

Municipals—0.1%
American Municipal Power, Inc., Build America Bonds
5.939%, 02/15/47	75,000	96,122
7.499%, 02/15/50	350,000	526,099
Los Angeles, Department of Airports, Build America Bonds
6.582%, 05/15/39	65,000	89,205
Los Angeles, Unified School District, Build America Bonds
5.750%, 07/01/34	100,000	133,856
6.758%, 07/01/34	75,000	108,782
Ohio University, Revenue Bonds
5.590%, 12/01/2114	300,000	368,571
Port Authority of New York & New Jersey
4.458%, 10/01/62	130,000	149,597
5.647%, 11/01/40	30,000	39,544
State of California, Build America Bonds
7.300%, 10/01/39	260,000	394,883
State of Massachusetts, Build America Bonds
5.456%, 12/01/39	150,000	205,909
University of California, Build America Bonds
5.770%, 05/15/43	140,000	185,920
University of California, Revenue Bonds
1.023%, 07/01/41 (c)	130,000	130,016

Total Municipals (Cost $2,122,384)		2,428,504

Foreign Government—0.1%

Electric—0.0%
Hydro-Quebec
8.400%, 01/15/22	165,000	215,163
9.375%, 04/15/30	275,000	460,467

		675,630

Provincial—0.1%
Province of Quebec Canada
6.350%, 01/30/26	600,000	794,190

Total Foreign Government (Cost $1,487,397)		1,469,820

MIST-159

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investments—13.2%

Security Description	Principal Amount*	Value

Repurchase Agreement—11.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $228,352,433 on 10/03/16, collateralized by $228,840,000 U.S. Treasury Notes with rates ranging from 1.375% - 1.625%, maturity dates ranging from 11/30/20 - 01/31/21, with a value of $232,921,475.	228,351,862	$228,351,862

U.S. Treasury—1.9%
U.S. Treasury Bills
0.294%, 12/01/16 (e) (f)	360,000	359,893
0.318%, 01/05/17 (e) (f)	2,560,000	2,558,177
0.336%, 10/06/16 (e)	4,240,000	4,239,962
0.366%, 11/10/16 (e) (f) (g)	28,000,000	27,994,176
0.400%, 03/23/17 (e) (f)	4,130,000	4,121,736
0.504%, 03/30/17 (e) (f)	95,000	94,795

		39,368,739

Total Short-Term Investments (Cost $267,714,748)		267,720,601

Securities Lending Reinvestments (h)—0.8%

Certificates of Deposit—0.1%
Abbey National Treasury Services
0.440%, 10/03/16	100,000	100,000
Bank of Montreal
0.500%, 10/24/16	250,000	250,000
Bank of Nova Scotia
0.750%, 10/19/16	200,000	200,022
Chiba Bank, Ltd., New York
0.870%, 11/30/16	200,000	200,034
DZ Bank AG
0.950%, 01/03/17	250,000	250,000
KBC Bank NV
1.000%, 01/04/17	250,000	250,000
Landesbank Baden-Wuerttemberg
0.450%, 10/03/16	200,000	200,000
National Bank of Canada
0.420%, 10/06/16	200,000	200,000
0.480%, 10/28/16	100,000	99,999
Norinchukin Bank
0.480%, 10/24/16	50,000	50,000
Standard Chartered Bank New York
0.910%, 12/16/16	35,000	35,003
Sumitomo Mitsui Trust Bank
0.540%, 10/26/16	250,000	250,007
Swedbank
0.350%, 10/03/16	200,000	200,000

		2,285,065

Commercial Paper—0.1%
Albion Capital Corp.
0.720%, 10/25/16	300,000	299,904
Charta LLC
0.880%, 12/22/16	400,000	399,236
Credit Agricole Corporate and Investment Bank
0.610%, 11/01/16	50,000	49,973
Credit Suisse AG
0.971%, 10/19/16	100,000	99,999
Manhattan Asset Funding
0.740%, 11/28/16	250,000	249,752

		1,098,864

Repurchase Agreements—0.6%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $1,600,124 on 10/03/16, collateralized by $1,512,024 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $1,632,000.	1,600,000	1,600,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $1,600,111 on 10/03/16, collateralized by $1,570,757 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $1,632,001.	1,600,000	1,600,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $1,200,045 on 10/03/16, collateralized by $946,560 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $1,224,017.	1,200,000	1,200,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $1,500,117 on 10/03/16, collateralized by $1,432,019 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $1,530,640.	1,500,000	1,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $497,509 on 10/03/16, collateralized by $411,018 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $507,439.	497,489	497,489

MIST-160

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $2,000,117 on 10/03/16, collateralized by $3,199,122 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $2,040,119.	2,000,000	$2,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $1,000,072 on 10/04/16, collateralized by $961,774 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $1,020,000.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $2,000,087 on 10/03/16, collateralized by $2,823,751 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $2,040,000.	2,000,000	2,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $800,031 on 10/03/16, collateralized by $748,944 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $816,016.	800,000	800,000

		12,197,489

Time Deposits—0.0%
ANZ London
0.420%, 10/03/16	32,351	32,351
DBS Bank, Ltd., Singapore
0.380%, 10/04/16	100,000	100,000
Den Norske Bank, Oslo
0.400%, 10/03/16	200,000	200,000
Royal Bank of Canada
0.280%, 10/03/16	200,000	200,000

		532,351

Total Securities Lending Reinvestments (Cost $16,113,649)		16,113,769

Total Investments—95.2% (Cost $1,863,198,999) (i)		1,925,501,995
Other assets and liabilities (net)—4.8%		98,028,707

Net Assets—100.0%		$2,023,530,702

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $15,190,955 and the collateral received consisted of cash in the amount of $15,613,777. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(e)	The rate shown represents current yield to maturity.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $7,618,839.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2016, the market value of securities pledged was $21,482,837.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(i)	As of September 30, 2016, the aggregate cost of investments was $1,863,198,999. The aggregate unrealized appreciation and depreciation of investments were $118,800,450 and $(56,497,454), respectively, resulting in net unrealized appreciation of $62,302,996.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $58,936,515, which is 2.9% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

MIST-161

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	19,534,729	Royal Bank of Canada	10/26/16	$14,863,702	$80,422
AUD	9,271,232	BNP Paribas S.A.	12/22/16	7,039,758	43,455
CHF	9,735,791	Citibank N.A.	10/26/16	10,044,330	(9,966)
CHF	8,367,238	Royal Bank of Canada	12/22/16	8,684,590	(30,191)
DKK	8,388,084	Goldman Sachs & Co.	10/26/16	1,261,753	5,189
EUR	3,692,565	Citibank N.A.	10/26/16	4,160,722	(8,445)
EUR	1,881,944	Societe Generale	10/26/16	2,119,870	(3,631)
EUR	1,179,851	Standard Chartered Bank	10/26/16	1,324,437	2,301
GBP	449,327	Citibank N.A.	12/22/16	587,357	(4,003)
GBP	345,562	Royal Bank of Canada	12/22/16	447,641	996
HKD	32,390,620	Australia & New Zealand Banking Group, Ltd.	10/26/16	4,177,710	(820)
HKD	37,730,116	Royal Bank of Canada	12/22/16	4,869,337	(1,073)
ILS	4,725,919	BNP Paribas S.A.	10/26/16	1,256,666	5,288
JPY	741,504,237	Citibank N.A.	10/26/16	7,358,079	(39,172)
JPY	121,161,000	Standard Chartered Bank	10/26/16	1,172,734	23,168
JPY	299,827,120	State Street Bank and Trust	10/26/16	2,849,875	109,524
SEK	47,276,259	Toronto Dominion Bank	10/26/16	5,534,392	(17,450)
SEK	8,757,478	Standard Chartered Bank	12/22/16	1,029,878	(4,935)
SGD	3,681,607	State Street Bank and Trust	12/22/16	2,704,485	(3,915)

Contracts to Deliver
CHF	3,675,730	Citibank N.A.	10/26/16	3,746,280	(42,176)
DKK	28,013,321	Goldman Sachs & Co.	12/22/16	4,240,501	(2,187)
EUR	128,759,568	Citibank N.A.	10/26/16	142,545,753	(2,243,938)
EUR	2,427,734	Citibank N.A.	10/26/16	2,706,843	(23,136)
EUR	1,950,935	Citibank N.A.	10/26/16	2,189,620	(4,200)
EUR	1,906,163	Citibank N.A.	10/26/16	2,134,301	(9,172)
EUR	2,661,224	Royal Bank of Canada	10/26/16	2,961,248	(31,289)
EUR	1,900,808	Standard Chartered Bank	10/26/16	2,102,115	(35,337)
EUR	1,484,433	State Street Bank and Trust	10/26/16	1,657,780	(11,460)
EUR	19,608,541	Toronto Dominion Bank	10/26/16	21,988,233	(61,503)
EUR	765,676	BNP Paribas S.A.	12/22/16	859,278	(3,997)
EUR	1,872,536	Citibank N.A.	12/22/16	2,102,054	(9,172)
EUR	3,344,443	State Street Bank and Trust	12/22/16	3,773,280	2,524
GBP	16,055,005	Citibank N.A.	10/26/16	21,307,223	487,987
GBP	2,390,941	Citibank N.A.	10/26/16	3,151,111	50,672
GBP	7,867,368	Standard Chartered Bank	10/26/16	10,231,819	29,854
GBP	811,610	Citibank N.A.	12/22/16	1,055,655	1,955
GBP	4,688,883	State Street Bank and Trust	12/22/16	6,075,069	(12,430)
JPY	2,666,370,188	Goldman Sachs & Co.	10/26/16	25,213,616	(1,104,395)
JPY	10,541,792	Goldman Sachs & Co.	12/22/16	105,148	824
JPY	150,417,630	HSBC Bank plc	12/22/16	1,498,376	9,812
NOK	47,095,510	Citibank N.A.	10/26/16	5,787,703	(103,705)
NOK	9,128,832	Merrill Lynch International	12/22/16	1,123,443	(18,681)
SEK	38,232,800	Goldman Sachs & Co.	10/26/16	4,460,883	(725)
SGD	13,701,947	Credit Suisse International	10/26/16	10,101,679	52,422
SGD	7,694,694	Societe Generale	10/26/16	5,662,251	18,824

Net Unrealized Depreciation					$(2,915,887)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures	01/16/17	105	USD	4,280,042	$123,395
Brent Crude Oil Futures	11/30/16	174	USD	8,084,373	746,127

MIST-162

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Coffee “C” Futures	03/21/17	40	USD	2,220,116	$103,384
Copper Futures	03/29/17	123	USD	6,760,021	66,479
Corn Futures	12/14/16	340	USD	7,356,291	(1,631,540)
Cotton No. 2 Futures	12/07/16	41	USD	1,341,234	54,406
Gasoline RBOB Futures	10/31/16	63	USD	3,354,230	517,133
Gold 100 oz. Futures	12/28/16	89	USD	11,115,322	606,868
Hang Seng Index Futures	10/28/16	133	HKD	156,353,976	(170,508)
KC HRW Wheat Futures	12/14/16	41	USD	890,908	(39,133)
Lean Hogs Futures	10/14/16	61	USD	1,653,280	(457,070)
Live Cattle Futures	02/28/17	51	USD	2,173,940	(121,700)
MSCI Emerging Markets Mini Index Futures	12/16/16	371	USD	16,890,528	36,347
Natural Gas Futures	10/27/16	301	USD	8,695,986	51,074
Natural Gas Futures	05/26/17	294	USD	9,016,573	(214,213)
New York Harbor ULSD Futures	10/31/16	68	USD	3,979,761	413,623
Nickel Futures	12/19/16	34	USD	1,886,695	269,993
S&P 500 E-Mini Index Futures	12/16/16	3,126	USD	330,784,400	6,886,120
Silver Futures	12/28/16	49	USD	4,271,703	435,727
Soybean Futures	11/14/16	109	USD	6,268,947	(1,069,647)
Soybean Futures	11/14/17	47	USD	2,215,364	24,774
Soybean Meal Futures	12/14/16	85	USD	2,816,241	(269,641)
Soybean Oil Futures	01/13/17	130	USD	2,641,896	(15,635)
Sugar No. 11 Futures	02/28/17	200	USD	4,675,630	476,370
U.S. Treasury Long Bond Futures	12/20/16	177	USD	30,246,358	(482,702)
U.S. Treasury Note 10 Year Futures	12/20/16	825	USD	107,709,941	468,184
U.S. Treasury Note 2 Year Futures	12/30/16	56	USD	12,234,552	(302)
U.S. Treasury Ultra Long Bond Futures	12/20/16	129	USD	24,155,547	(435,672)
WTI Light Sweet Crude Oil Futures	10/19/16	188	USD	8,554,911	514,209
Wheat Futures	12/14/16	116	USD	3,119,342	(787,742)
Zinc Futures	11/14/16	52	USD	2,935,232	152,593
Zinc Futures	03/13/17	52	USD	3,057,107	42,743

Futures Contracts—Short
Aluminum Futures	01/16/17	(2)	USD	(81,044)	(2,831)
Euro-Bund Futures	12/08/16	(378)	EUR	(62,097,442)	(603,416)
MSCI EAFE Mini Index Futures	12/16/16	(122)	USD	(10,300,822)	(110,048)
Natural Gas Futures	04/26/17	(294)	USD	(8,933,107)	218,947
Soybean Futures	07/14/17	(47)	USD	(2,306,086)	9,549
TOPIX Index Futures	12/08/16	(307)	JPY	(4,033,253,750)	(279,634)
U.S. Treasury Note 10 Year Futures	12/20/16	(243)	USD	(31,890,071)	26,696
U.S. Treasury Note 2 Year Futures	12/30/16	(140)	USD	(30,554,713)	(30,912)
U.S. Treasury Note 5 Year Futures	12/30/16	(29)	USD	(3,521,557)	(2,396)
U.S. Treasury Ultra Long Bond Futures	12/20/16	(80)	USD	(14,956,600)	246,600
United Kingdom Long Gilt Bond Futures	12/28/16	(351)	GBP	(45,259,271)	(594,257)
Zinc Futures	11/14/16	(52)	USD	(3,052,243)	(35,582)
Zinc Futures	03/13/17	(1)	USD	(58,222)	(1,390)

Net Unrealized Appreciation					$5,135,370

MIST-163

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Pay	3M LIBOR	1.309%	07/08/26	USD	41,200,000	$(523,397)
Pay	3M LIBOR	1.330%	06/29/26	USD	188,100,000	(2,156,702)
Pay	3M LIBOR	1.420%	08/31/26	USD	180,000,000	(1,093,329)
Pay	3M LIBOR	1.423%	08/15/26	USD	181,300,000	(1,101,803)

Net Unrealized Depreciation						$(4,875,231)

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(ILS)—	Israeli Shekel
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,462,023	$13,426,236	$—	$16,888,259
Air Freight & Logistics	206,362	3,563,393	—	3,769,755
Airlines	1,443,382	2,057,785	—	3,501,167
Auto Components	591,502	5,232,807	—	5,824,309
Automobiles	3,073,059	12,638,222	—	15,711,281
Banks	23,373,139	27,644,614	—	51,017,753
Beverages	8,771,926	14,183,210	—	22,955,136
Biotechnology	6,679,128	6,683,009	—	13,362,137
Building Products	888,623	3,903,665	—	4,792,288
Capital Markets	7,041,360	7,805,214	—	14,846,574
Chemicals	4,174,807	2,161,237	—	6,336,044
Commercial Services & Supplies	—	2,743,488	—	2,743,488
Communications Equipment	1,055,546	—	—	1,055,546
Construction & Engineering	377,458	2,690,974	—	3,068,432
Construction Materials	1,150,903	—	—	1,150,903
Consumer Finance	1,791,073	—	—	1,791,073

MIST-164

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Containers & Packaging	$1,188,258	$—	$—	$1,188,258
Diversified Financial Services	2,903,812	5,550,960	—	8,454,772
Diversified Telecommunication Services	3,513,647	32,537,138	—	36,050,785
Electric Utilities	4,131,807	14,406,434	—	18,538,241
Electrical Equipment	1,397,275	—	—	1,397,275
Electronic Equipment, Instruments & Components	1,244,530	5,204,853	—	6,449,383
Energy Equipment & Services	1,366,031	2,784,918	—	4,150,949
Equity Real Estate Investment Trusts	5,462,290	9,802,059	—	15,264,349
Food & Staples Retailing	5,364,883	7,323,863	—	12,688,746
Food Products	2,489,517	12,026,711	—	14,516,228
Gas Utilities	—	8,857,981	—	8,857,981
Health Care Equipment & Supplies	3,732,009	2,313,170	—	6,045,179
Health Care Providers & Services	5,865,273	4,261,321	—	10,126,594
Hotels, Restaurants & Leisure	2,768,908	4,872,649	—	7,641,557
Household Durables	1,535,405	3,554,812	—	5,090,217
Household Products	4,154,799	4,397,715	—	8,552,514
Industrial Conglomerates	4,852,884	9,198,845	—	14,051,729
Insurance	5,577,084	25,713,940	—	31,291,024
Internet & Direct Marketing Retail	3,899,353	—	—	3,899,353
Internet Software & Services	14,347,137	3,754,458	—	18,101,595
IT Services	11,371,220	11,140,547	—	22,511,767
Life Sciences Tools & Services	1,571,301	—	—	1,571,301
Machinery	5,112,161	1,444,982	—	6,557,143
Media	8,823,367	12,417,312	—	21,240,679
Metals & Mining	699,905	9,237,688	—	9,937,593
Multi-Utilities	2,496,390	3,156,511	—	5,652,901
Multiline Retail	1,584,385	1,569,606	—	3,153,991
Oil, Gas & Consumable Fuels	16,356,660	12,616,941	—	28,973,601
Paper & Forest Products	—	1,872,348	—	1,872,348
Personal Products	—	3,193,790	—	3,193,790
Pharmaceuticals	12,632,649	48,245,052	—	60,877,701
Professional Services	—	4,554,298	—	4,554,298
Real Estate Management & Development	—	12,029,412	—	12,029,412
Road & Rail	3,168,786	6,385,381	—	9,554,167
Semiconductors & Semiconductor Equipment	12,509,161	6,742,412	—	19,251,573
Software	9,139,958	3,590,567	—	12,730,525
Specialty Retail	7,552,843	4,424,555	—	11,977,398
Technology Hardware, Storage & Peripherals	11,414,026	—	—	11,414,026
Textiles, Apparel & Luxury Goods	717,126	2,463,301	—	3,180,427
Thrifts & Mortgage Finance	—	2,173,032	—	2,173,032
Tobacco	2,358,184	23,140,961	—	25,499,145
Trading Companies & Distributors	—	2,848,187	—	2,848,187
Transportation Infrastructure	729,553	—	—	729,553
Water Utilities	—	1,069,230	—	1,069,230
Wireless Telecommunication Services	722,970	11,843,061	—	12,566,031
Total Common Stocks	248,835,838	447,454,855	—	696,290,693
Total Corporate Bonds & Notes*	—	521,617,235	—	521,617,235
Total Convertible Bonds*	—	395,988,612	—	395,988,612
Total Convertible Preferred Stocks*	16,195,060	—	—	16,195,060
Total U.S. Treasury & Government Agencies*	—	4,428,036	—	4,428,036
Preferred Stocks
Household Products	—	3,111,468	—	3,111,468
Machinery	138,197	—	—	138,197
Total Preferred Stocks	138,197	3,111,468	—	3,249,665
Total Municipals	—	2,428,504	—	2,428,504
Total Foreign Government*	—	1,469,820	—	1,469,820

MIST-165

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Repurchase Agreement	$—	$228,351,862	$—	$228,351,862
U.S. Treasury	—	39,368,739	—	39,368,739
Total Short-Term Investments	—	267,720,601	—	267,720,601
Securities Lending Reinvestments
Certificates of Deposit	—	2,285,065	—	2,285,065
Commercial Paper	—	1,098,864	—	1,098,864
Repurchase Agreements	—	12,197,489	—	12,197,489
Time Deposits	—	532,351	—	532,351
Total Securities Lending Reinvestments	—	16,113,769	—	16,113,769
Total Investments	$265,169,095	$1,660,332,900	$—	$1,925,501,995

Collateral for Securities Loaned (Liability)	$—	$(15,613,777)	$—	$(15,613,777)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$925,217	$—	$925,217
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,841,104)	—	(3,841,104)
Total Forward Contracts	$—	$(2,915,887)	$—	$(2,915,887)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$12,491,341	$—	$—	$12,491,341
Futures Contracts (Unrealized Depreciation)	(7,355,971)	—	—	(7,355,971)
Total Futures Contracts	$5,135,370	$—	$—	$5,135,370
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(4,875,231)	$—	$(4,875,231)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $3,194,774 were due to the discontinuation of a systematic fair valuation model factor.

MIST-166

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
AAR Corp.	69,700	$2,183,004
Curtiss-Wright Corp.	25,100	2,286,861
DigitalGlobe, Inc. (a)	224,600	6,176,500
Moog, Inc. - Class A (a)	26,800	1,595,672

		12,242,037

Air Freight & Logistics—0.2%
Atlas Air Worldwide Holdings, Inc. (a)	22,800	976,296

Airlines—0.3%
Alaska Air Group, Inc.	26,000	1,712,360

Auto Components—1.7%
Cooper Tire & Rubber Co.	139,300	5,296,186
Dana, Inc.	180,900	2,820,231
Stoneridge, Inc. (a)	48,100	885,040

		9,001,457

Banks—17.5%
1st Source Corp.	33,591	1,199,031
American National Bankshares, Inc.	2,000	55,900
BancFirst Corp.	20,000	1,450,200
BancorpSouth, Inc.	116,500	2,702,800
Bank of Hawaii Corp.	51,000	3,703,620
Brookline Bancorp, Inc.	23,400	285,246
Bryn Mawr Bank Corp.	9,600	307,104
Capital Bank Financial Corp. - Class A	72,400	2,324,764
Cascade Bancorp (a)	25,871	156,778
Cathay General Bancorp	64,300	1,979,154
Central Pacific Financial Corp.	150,901	3,801,196
Central Valley Community Bancorp (b)	7,500	118,950
Century Bancorp, Inc. - Class A	2,600	117,832
Citizens & Northern Corp.	6,000	131,820
City Holding Co.	45,109	2,268,532
CoBiz Financial, Inc.	2,740	36,469
Columbia Banking System, Inc.	17,000	556,240
Community Bank System, Inc.	42,300	2,035,053
Community Trust Bancorp, Inc.	38,116	1,414,485
Customers Bancorp, Inc. (a)	47,800	1,202,648
East West Bancorp, Inc.	3,828	140,526
FCB Financial Holdings, Inc. - Class A (a)	114,600	4,404,078
Financial Institutions, Inc.	21,699	588,260
First Bancorp	9,400	186,026
First BanCorp (a)	381,100	1,981,720
First Busey Corp.	31,855	719,923
First Citizens BancShares, Inc. - Class A	2,600	764,114
First Commonwealth Financial Corp.	378,500	3,819,065
First Community Bancshares, Inc.	18,800	466,240
First Financial Bancorp	33,700	736,008
First Financial Bankshares, Inc. (b)	23,600	859,984
First Financial Corp.	6,500	264,420
First Hawaiian, Inc. (a)	30,100	808,486
First Interstate BancSystem, Inc. - Class A	27,600	869,676
Flushing Financial Corp.	45,500	1,079,260
Fulton Financial Corp.	110,200	1,600,104
Glacier Bancorp, Inc.	66,100	1,885,172

Banks—(Continued)
Great Southern Bancorp, Inc.	11,500	$468,050
Great Western Bancorp, Inc.	46,100	1,536,052
Guaranty Bancorp	14,200	253,470
Hancock Holding Co.	103,700	3,362,991
Heritage Financial Corp.	7,634	137,030
Hope Bancorp, Inc.	246,029	4,273,524
Independent Bank Corp.	6,500	109,395
Investors Bancorp, Inc.	303,300	3,642,633
Lakeland Bancorp, Inc.	3,122	43,833
Lakeland Financial Corp.	13,000	460,460
MainSource Financial Group, Inc.	52,104	1,299,995
Mercantile Bank Corp.	5,900	158,415
OFG Bancorp	175,445	1,773,749
Pacific Continental Corp.	24,385	410,156
PacWest Bancorp	48,500	2,081,135
Park Sterling Corp.	16,400	133,168
Preferred Bank	5,500	196,625
Republic Bancorp, Inc. - Class A	6,100	189,588
S&T Bancorp, Inc.	6,800	197,132
Sandy Spring Bancorp, Inc.	8,300	253,814
Sierra Bancorp	5,300	99,428
Southside Bancshares, Inc.	23,556	758,032
Southwest Bancorp, Inc.	37,900	719,721
State Bank Financial Corp.	17,900	408,478
Stock Yards Bancorp, Inc.	5,900	194,464
Suffolk Bancorp	5,400	187,758
Tompkins Financial Corp.	6,859	524,096
TriState Capital Holdings, Inc. (a)	8,000	129,200
Trustmark Corp.	110,400	3,042,624
UMB Financial Corp.	58,300	3,465,935
Umpqua Holdings Corp.	183,861	2,767,108
Union Bankshares Corp.	125,274	3,353,585
Univest Corp. of Pennsylvania	3,734	87,226
Valley National Bancorp	23,574	229,375
Washington Trust Bancorp, Inc.	11,900	478,618
Webster Financial Corp.	34,800	1,322,748
West Bancorp, Inc.	10,709	209,896
Westamerica Bancorp (b)	107,200	5,454,336
Western Alliance Bancorp (a)	4,864	182,595

		91,617,322

Biotechnology—1.9%
ACADIA Pharmaceuticals, Inc. (a) (b)	10,500	334,005
Acorda Therapeutics, Inc. (a)	18,000	375,840
Adverum Biotechnologies, Inc. (a)	2,400	9,864
AMAG Pharmaceuticals, Inc. (a)	20,300	497,553
Ardelyx, Inc. (a)	65,000	841,100
Cara Therapeutics, Inc. (a) (b)	12,200	101,870
Chimerix, Inc. (a)	93,100	515,774
Enanta Pharmaceuticals, Inc. (a)	25,900	689,199
Epizyme, Inc. (a)	3,900	38,376
Five Prime Therapeutics, Inc. (a) (b)	13,800	724,362
Idera Pharmaceuticals, Inc. (a) (b)	518,300	1,326,848
Immune Design Corp. (a)	4,300	32,594
Insmed, Inc. (a)	13,100	190,212
Karyopharm Therapeutics, Inc. (a) (b)	1,800	17,514
MacroGenics, Inc. (a)	4,500	134,595

MIST-167

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
NantKwest, Inc. (a) (b)	22,900	$178,162
PTC Therapeutics, Inc. (a)	48,700	682,287
Radius Health, Inc. (a)	19,500	1,054,755
Rigel Pharmaceuticals, Inc. (a)	188,800	692,896
Sage Therapeutics, Inc. (a)	1,600	73,680
Seres Therapeutics, Inc. (a) (b)	23,300	286,357
Ultragenyx Pharmaceutical, Inc. (a)	3,600	255,384
Versartis, Inc. (a) (b)	41,300	505,925
Voyager Therapeutics, Inc. (a) (b)	21,200	254,612
Zafgen, Inc. (a)	4,300	14,233

		9,827,997

Building Products—0.1%
Gibraltar Industries, Inc. (a)	7,400	274,910

Capital Markets—1.3%
Arlington Asset Investment Corp. - Class A (b)	13,600	201,144
Cowen Group, Inc. - Class A (a) (b)	225,200	817,476
Investment Technology Group, Inc.	15,700	269,098
KCG Holdings, Inc. - Class A (a)	229,400	3,562,582
Oppenheimer Holdings, Inc. - Class A	14,209	203,047
Stifel Financial Corp. (a)	38,400	1,476,480
Virtus Investment Partners, Inc.	5,400	528,444

		7,058,271

Chemicals—1.7%
American Vanguard Corp.	29,200	468,952
Innophos Holdings, Inc.	34,700	1,354,341
Innospec, Inc.	14,000	851,340
Minerals Technologies, Inc.	32,600	2,304,494
Rayonier Advanced Materials, Inc. (b)	275,200	3,679,424
Valvoline, Inc. (a)	12,200	286,578

		8,945,129

Commercial Services & Supplies—2.4%
ACCO Brands Corp. (a)	452,600	4,363,064
ARC Document Solutions, Inc. (a)	164,980	617,025
Ennis, Inc.	26,000	438,100
Essendant, Inc.	37,500	769,500
Quad/Graphics, Inc.	107,007	2,859,227
VSE Corp.	40,500	1,376,595
West Corp.	103,900	2,294,112

		12,717,623

Communications Equipment—1.6%
Bel Fuse, Inc. - Class B	49,300	1,190,102
Black Box Corp.	121,192	1,684,569
Comtech Telecommunications Corp.	46,782	599,277
InterDigital, Inc.	20,900	1,655,280
NETGEAR, Inc. (a)	49,700	3,006,353

		8,135,581

Construction & Engineering—1.3%
Argan, Inc.	11,110	657,601
Comfort Systems USA, Inc.	7,800	228,618

Construction & Engineering—(Continued)
EMCOR Group, Inc.	95,100	5,669,862

		6,556,081

Consumer Finance—0.8%
EZCORP, Inc. - Class A (a)	105,100	1,162,406
FirstCash, Inc.	40,824	1,921,994
Nelnet, Inc. - Class A	28,200	1,138,434

		4,222,834

Containers & Packaging—0.3%
Graphic Packaging Holding Co.	114,100	1,596,259
Myers Industries, Inc.	17,000	220,830

		1,817,089

Diversified Consumer Services—1.6%
Ascent Capital Group, Inc. - Class A (a)	87,800	2,034,326
DeVry Education Group, Inc. (b)	87,700	2,022,362
K12, Inc. (a)	126,100	1,809,535
Regis Corp. (a)	185,400	2,326,770

		8,192,993

Diversified Financial Services—0.1%
FNFV Group (a)	20,800	259,584
Marlin Business Services Corp.	10,074	195,234

		454,818

Diversified Telecommunication Services—0.8%
Intelsat S.A. (a)	65,300	176,963
Windstream Holdings, Inc. (b)	389,200	3,911,460

		4,088,423

Electric Utilities—1.7%
El Paso Electric Co.	92,505	4,326,459
Portland General Electric Co.	102,700	4,373,993
Spark Energy, Inc. - Class A (b)	6,700	195,171

		8,895,623

Electrical Equipment—0.2%
General Cable Corp.	58,200	871,836

Electronic Equipment, Instruments & Components—3.3%
Benchmark Electronics, Inc. (a)	207,900	5,187,105
Insight Enterprises, Inc. (a)	63,500	2,066,925
InvenSense, Inc. (a)	210,200	1,559,684
Sanmina Corp. (a)	18,900	538,083
SYNNEX Corp.	17,400	1,985,514
Tech Data Corp. (a)	37,900	3,210,509
Vishay Intertechnology, Inc.	201,500	2,839,135

		17,386,955

Energy Equipment & Services—1.6%
Archrock, Inc.	12,400	162,192
Atwood Oceanics, Inc. (b)	37,900	329,351

MIST-168

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Geospace Technologies Corp. (a)	10,400	$202,592
Parker Drilling Co. (a)	96,200	208,754
Pioneer Energy Services Corp. (a)	407,100	1,644,684
SEACOR Holdings, Inc. (a)	23,200	1,380,168
Seadrill, Ltd. (a) (b)	1,167,600	2,767,212
Unit Corp. (a)	82,700	1,538,220

		8,233,173

Equity Real Estate Investment Trusts—9.5%
American Assets Trust, Inc.	7,200	312,336
Apartment Investment & Management Co. - Class A	61,200	2,809,692
Ashford Hospitality Trust, Inc.	277,895	1,636,801
CBL & Associates Properties, Inc.	112,400	1,364,536
Cedar Realty Trust, Inc.	85,300	614,160
CoreSite Realty Corp.	25,800	1,910,232
DCT Industrial Trust, Inc.	97,975	4,756,686
DiamondRock Hospitality Co.	99,000	900,900
DuPont Fabros Technology, Inc.	21,600	891,000
EPR Properties	20,500	1,614,170
FelCor Lodging Trust, Inc.	220,769	1,419,545
First Industrial Realty Trust, Inc.	39,100	1,103,402
First Potomac Realty Trust	151,600	1,387,140
Franklin Street Properties Corp.	50,400	635,040
Getty Realty Corp.	45,429	1,087,116
Gladstone Commercial Corp.	22,700	422,901
Government Properties Income Trust	141,700	3,205,254
Gramercy Property Trust	61,300	590,932
Highwoods Properties, Inc.	9,200	479,504
Hospitality Properties Trust	49,500	1,471,140
InfraREIT, Inc.	66,000	1,197,240
Kite Realty Group Trust	37,700	1,045,044
LaSalle Hotel Properties	24,600	587,202
LTC Properties, Inc.	30,700	1,596,093
Mack-Cali Realty Corp.	39,500	1,075,190
Mid-America Apartment Communities, Inc.	4,432	416,564
Monogram Residential Trust, Inc.	72,500	771,400
Pebblebrook Hotel Trust	39,900	1,061,340
Pennsylvania Real Estate Investment Trust	93,200	2,146,396
Potlatch Corp.	57,000	2,216,730
PS Business Parks, Inc.	26,100	2,964,177
RAIT Financial Trust	143,200	484,016
RLJ Lodging Trust	98,500	2,071,455
Saul Centers, Inc.	3,700	246,420
Silver Bay Realty Trust Corp.	20,100	352,353
Sunstone Hotel Investors, Inc.	139,973	1,790,255
Taubman Centers, Inc.	4,300	319,963
Urstadt Biddle Properties, Inc. - Class A	24,200	537,724
Washington Prime Group, Inc.	1,847	22,866
Washington Real Estate Investment Trust	2,900	90,248

		49,605,163

Food & Staples Retailing—0.2%
SpartanNash Co.	28,500	824,220
U.S. Foods Holding Corp. (a)	18,100	427,341

		1,251,561

Food Products—0.6%
Darling Ingredients, Inc. (a)	163,700	2,211,587
Dean Foods Co.	18,300	300,120
Fresh Del Monte Produce, Inc.	13,300	796,670

		3,308,377

Gas Utilities—2.1%
Northwest Natural Gas Co.	69,500	4,177,645
Southwest Gas Corp.	46,800	3,269,448
Spire, Inc.	55,339	3,527,308

		10,974,401

Health Care Equipment & Supplies—1.0%
Halyard Health, Inc. (a)	70,800	2,453,928
Inogen, Inc. (a)	12,500	748,750
Quidel Corp. (a)	53,300	1,177,397
SurModics, Inc. (a)	28,886	869,180

		5,249,255

Health Care Providers & Services—2.3%
Addus HomeCare Corp. (a)	19,100	499,656
Alliance HealthCare Services, Inc. (a)	3,917	26,871
Community Health Systems, Inc. (a)	12,300	141,942
Cross Country Healthcare, Inc. (a)	153,700	1,810,586
Healthways, Inc. (a)	153,200	4,053,672
Molina Healthcare, Inc. (a)	46,700	2,723,544
Owens & Minor, Inc.	40,500	1,406,565
Triple-S Management Corp. - Class B (a)	48,500	1,063,605
WellCare Health Plans, Inc. (a)	4,800	562,032

		12,288,473

Hotels, Restaurants & Leisure—1.4%
Bob Evans Farms, Inc.	22,800	873,240
Intrawest Resorts Holdings, Inc. (a) (b)	12,400	201,128
Isle of Capri Casinos, Inc. (a)	57,741	1,286,469
Jack in the Box, Inc.	5,800	556,452
La Quinta Holdings, Inc. (a)	251,200	2,808,416
Ruby Tuesday, Inc. (a)	19,800	49,500
Ruth’s Hospitality Group, Inc.	84,900	1,198,788
Speedway Motorsports, Inc.	12,700	226,822

		7,200,815

Household Durables—0.3%
CSS Industries, Inc.	23,251	594,760
NACCO Industries, Inc. - Class A	10,700	727,172

		1,321,932

Household Products—0.5%
Central Garden and Pet Co. - Class A (a)	114,800	2,847,040

Independent Power and Renewable Electricity Producers—0.7%
Atlantic Power Corp.	690,200	1,704,794
Dynegy, Inc. (a)	118,700	1,470,693
Ormat Technologies, Inc.	13,900	672,899

		3,848,386

MIST-169

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—4.0%
Arch Capital Group, Ltd. (a)	10,656	$844,594
Argo Group International Holdings, Ltd.	42,130	2,376,975
CNO Financial Group, Inc.	217,500	3,321,225
Global Indemnity plc (a)	3,600	106,920
Hallmark Financial Services, Inc. (a)	22,821	234,828
Horace Mann Educators Corp.	73,011	2,675,853
MBIA, Inc. (a)	431,200	3,359,048
Navigators Group, Inc. (The)	11,100	1,075,812
Primerica, Inc. (b)	79,500	4,215,885
ProAssurance Corp.	54,600	2,865,408

		21,076,548

Internet & Direct Marketing Retail—0.4%
Liberty TripAdvisor Holdings, Inc. - Class A (a)	94,100	2,056,085

Internet Software & Services—0.4%
Bazaarvoice, Inc. (a)	51,900	306,729
EarthLink Holdings Corp.	95,900	594,580
RetailMeNot, Inc. (a)	109,700	1,084,933

		1,986,242

IT Services—0.8%
Convergys Corp.	5,900	179,478
Datalink Corp. (a)	63,500	673,735
EVERTEC, Inc.	10,700	179,546
Unisys Corp. (a) (b)	311,900	3,037,906

		4,070,665

Leisure Products—0.1%
JAKKS Pacific, Inc. (a) (b)	36,700	317,088

Machinery—3.4%
AGCO Corp.	29,600	1,459,872
Briggs & Stratton Corp.	83,600	1,559,140
Douglas Dynamics, Inc.	110,542	3,530,711
Federal Signal Corp.	62,100	823,446
Graham Corp.	8,000	152,800
Greenbrier Cos., Inc. (The) (b)	22,900	808,370
Hurco Cos., Inc.	19,982	560,895
Hyster-Yale Materials Handling, Inc.	12,900	775,677
Joy Global, Inc.	114,400	3,173,456
Kadant, Inc.	31,507	1,641,830
Kennametal, Inc.	6,000	174,120
Wabash National Corp. (a)	225,100	3,205,424

		17,865,741

Marine—0.3%
Matson, Inc.	40,800	1,627,104

Media—0.2%
Central European Media Enterprises, Ltd. - Class A (a) (b)	46,800	108,108
Entercom Communications Corp. - Class A	69,760	902,694
Radio One, Inc. - Class D (a) (b)	82,100	248,763

		1,259,565

Metals & Mining—2.1%
AK Steel Holding Corp. (a) (b)	374,900	1,810,767
Carpenter Technology Corp.	77,500	3,197,650
Cliffs Natural Resources, Inc. (a) (b)	35,400	207,090
Olympic Steel, Inc.	17,200	380,120
Ryerson Holding Corp. (a)	48,600	548,694
Schnitzer Steel Industries, Inc. - Class A	62,100	1,297,890
Worthington Industries, Inc.	72,700	3,491,781

		10,933,992

Mortgage Real Estate Investment Trusts—2.0%
AG Mortgage Investment Trust, Inc.	29,200	459,900
ARMOUR Residential REIT, Inc.	69,100	1,557,514
Capstead Mortgage Corp.	318,358	3,002,116
CYS Investments, Inc.	601,800	5,247,696

		10,267,226

Multi-Utilities—1.2%
Avista Corp.	77,100	3,222,009
NorthWestern Corp.	40,783	2,346,246
Unitil Corp.	16,100	628,866

		6,197,121

Multiline Retail—0.3%
Dillard’s, Inc. - Class A	20,800	1,310,608

Oil, Gas & Consumable Fuels—2.7%
Adams Resources & Energy, Inc.	1,300	51,116
Alon USA Energy, Inc.	28,500	229,710
Bill Barrett Corp. (a)	469,000	2,607,640
Delek U.S. Holdings, Inc.	105,200	1,818,908
Denbury Resources, Inc. (a) (b)	586,900	1,895,687
Eclipse Resources Corp. (a)	128,100	421,449
EP Energy Corp. - Class A (a) (b)	163,500	716,130
Jones Energy, Inc. - Class A (a) (b)	65,100	231,756
REX American Resources Corp. (a)	60,600	5,136,456
Sanchez Energy Corp. (a) (b)	121,400	1,073,176

		14,182,028

Paper & Forest Products—0.5%
Domtar Corp.	30,800	1,143,604
Schweitzer-Mauduit International, Inc.	41,000	1,580,960

		2,724,564

Pharmaceuticals—0.6%
Amphastar Pharmaceuticals, Inc. (a)	25,000	474,250
Endocyte, Inc. (a)	134,500	415,605
Medicines Co. (The) (a) (b)	44,100	1,664,334
MyoKardia, Inc. (a)	32,200	526,148
Revance Therapeutics, Inc. (a) (b)	7,600	123,196

		3,203,533

Professional Services—2.6%
Acacia Research Corp.	223,260	1,455,655
Barrett Business Services, Inc.	49,160	2,438,828

MIST-170

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Franklin Covey Co. (a)	9,800	$174,538
FTI Consulting, Inc. (a)	122,300	5,449,688
Huron Consulting Group, Inc. (a)	43,500	2,599,560
RPX Corp. (a)	46,200	493,878
TriNet Group, Inc. (a)	56,300	1,217,769

		13,829,916

Real Estate Management & Development—1.0%
Alexander & Baldwin, Inc.	42,900	1,648,218
Forestar Group, Inc. (a)	141,000	1,651,110
St. Joe Co. (The) (a)	101,400	1,863,732

		5,163,060

Road & Rail—0.5%
AMERCO	1,400	453,922
ArcBest Corp.	68,900	1,310,478
USA Truck, Inc. (a)	101,200	1,036,288

		2,800,688

Semiconductors & Semiconductor Equipment—2.6%
Advanced Energy Industries, Inc. (a)	81,900	3,875,508
Alpha & Omega Semiconductor, Ltd. (a)	90,200	1,959,144
Amkor Technology, Inc. (a)	232,600	2,260,872
Cypress Semiconductor Corp. (b)	259,402	3,154,328
IXYS Corp.	63,600	766,380
Ultra Clean Holdings, Inc. (a)	2,244	16,628
Xcerra Corp. (a)	295,739	1,792,179

		13,825,039

Software—2.6%
Aspen Technology, Inc. (a)	8,900	416,431
Fair Isaac Corp.	19,900	2,479,341
Mentor Graphics Corp.	63,200	1,671,008
Progress Software Corp. (a)	25,700	699,040
Rubicon Project, Inc. (The) (a)	84,300	698,004
Take-Two Interactive Software, Inc. (a)	94,800	4,273,584
TiVo Corp. (a)	172,600	3,362,248

		13,599,656

Specialty Retail—2.0%
Abercrombie & Fitch Co. - Class A	204,000	3,241,560
At Home Group, Inc. (a) (b)	4,400	66,660
Children’s Place, Inc. (The)	59,900	4,784,212
Pier 1 Imports, Inc. (b)	330,200	1,400,048
Rent-A-Center, Inc.	96,257	1,216,689

		10,709,169

Textiles, Apparel & Luxury Goods—0.5%
Iconix Brand Group, Inc. (a) (b)	152,300	1,236,676
Movado Group, Inc.	70,200	1,507,896

		2,744,572

Thrifts & Mortgage Finance—2.7%
BankFinancial Corp.	7,485	95,059
Beneficial Bancorp, Inc.	279,255	4,107,841
Charter Financial Corp.	81,400	1,048,432
First Defiance Financial Corp.	10,700	477,648
Kearny Financial Corp.	6,091	82,898
Meridian Bancorp, Inc.	102,300	1,592,811
Northfield Bancorp, Inc.	183,800	2,959,180
Oritani Financial Corp.	16,100	253,092
Territorial Bancorp, Inc.	4,900	140,434
United Financial Bancorp, Inc.	30,100	416,584
Walker & Dunlop, Inc. (a)	72,400	1,828,824
Waterstone Financial, Inc.	27,500	467,225
WSFS Financial Corp.	23,695	864,631

		14,334,659

Tobacco—0.8%
Alliance One International, Inc. (a)	13,100	250,472
Universal Corp.	64,467	3,753,269

		4,003,741

Trading Companies & Distributors—1.0%
DXP Enterprises, Inc. (a)	50,300	1,417,957
MRC Global, Inc. (a)	165,600	2,720,808
SiteOne Landscape Supply, Inc. (a)	8,900	319,777
Titan Machinery, Inc. (a) (b)	94,900	986,960

		5,445,502

Water Utilities—0.6%
American States Water Co.	50,200	2,010,510
California Water Service Group	34,600	1,110,314

		3,120,824

Total Common Stocks (Cost $445,770,516)		509,779,147

Short-Term Investment—2.4%

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $12,386,916 on 10/03/16, collateralized by $12,450,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $12,636,750.	12,386,885	12,386,885

Total Short-Term Investments (Cost $12,386,885)		12,386,885

MIST-171

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—7.0%

Security Description	Principal Amount*	Value

Certificates of Deposit—1.2%
Abbey National Treasury Services 0.440%, 10/03/16	500,000	$500,000
ABN AMRO Bank NV Zero Coupon, 12/22/16	250,000	249,468
Bank of Montreal 0.500%, 10/24/16	500,000	500,000
Bank of Nova Scotia 0.750%, 10/19/16	500,000	500,054
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	200,000	200,000
Chiba Bank, Ltd., New York 0.870%, 11/30/16	400,000	400,068
DZ Bank AG 0.950%, 01/03/17	500,000	500,000
KBC Bank NV Zero Coupon, 12/27/16	400,000	399,444
1.000%, 01/04/17	500,000	500,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	500,000	500,000
National Bank of Canada 0.420%, 10/06/16	500,000	499,999
0.480%, 10/28/16	250,000	249,999
Norinchukin Bank 0.480%, 10/24/16	400,000	400,000
Standard Chartered Bank New York 0.910%, 12/16/16	100,000	100,008
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	600,000	600,017
Swedbank 0.350%, 10/03/16	500,000	499,999

		6,599,056

Commercial Paper—0.6%
Albion Capital Corp. 0.720%, 10/25/16	450,000	449,857
BNP Paribas 0.510%, 10/21/16	300,000	299,924
Charta LLC 0.880%, 12/22/16	750,000	748,567
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	400,000	399,785
Credit Suisse AG 0.971%, 10/19/16	250,000	249,997
Kells Funding LLC 1.040%, 01/19/17	100,000	99,703
LMA S.A. & LMA Americas 0.580%, 10/14/16	100,000	99,985
0.580%, 10/17/16	100,000	99,976
Manhattan Asset Funding 0.740%, 11/28/16	500,000	499,504
Ridgefield Funding Co. LLC 0.650%, 10/26/16	250,000	249,873

		3,197,171

Repurchase Agreements—4.8%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $3,400,264 on 10/03/16, collateralized by $3,213,051 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $3,468,001.	3,400,000	3,400,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $4,000,278 on 10/03/16, collateralized by $3,926,893 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $4,080,004.	4,000,000	4,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $2,000,083 on 10/03/16, collateralized by $1,944,385 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $2,040,000.	2,000,000	2,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $2,600,098 on 10/03/16, collateralized by $2,050,880 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $2,652,036.	2,600,000	2,600,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $3,400,267 on 10/03/16, collateralized by $3,245,909 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $3,469,450.	3,400,000	3,400,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $242,221 on 10/03/16, collateralized by $200,111 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $247,056.	242,211	242,211
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $4,500,263 on 10/03/16, collateralized by $7,198,024 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $4,590,268.	4,500,000	4,500,000

MIST-172

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $1,200,086 on 10/04/16, collateralized by $1,154,129 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $1,224,000.	1,200,000	$1,200,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $2,700,117 on 10/03/16, collateralized by $3,812,063 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $2,754,000.	2,700,000	2,700,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,000,038 on 10/03/16, collateralized by $936,180 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,020,021.	1,000,000	1,000,000

		25,042,211

Time Deposits—0.4%
ANZ London 0.420%, 10/03/16	100,000	100,000
Canadian Imperial Bank 0.260%, 10/03/16	1,000,000	1,000,000
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	400,000	400,000
Den Norske Bank, Oslo 0.400%, 10/03/16	400,000	400,000
Royal Bank of Canada 0.280%, 10/03/16	400,000	400,000

		2,300,000

Total Securities Lending Reinvestments (Cost $37,137,858)		37,138,438

Total Investments—106.6% (Cost $495,295,259) (d)		559,304,470
Other assets and liabilities (net)—(6.6)%		(34,691,031)

Net Assets—100.0%		$524,613,439

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $34,747,765 and the collateral received consisted of cash in the amount of $36,137,935. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $495,295,259. The aggregate unrealized appreciation and depreciation of investments were $93,688,333 and $(29,679,122), respectively, resulting in net unrealized appreciation of $64,009,211.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
Russell 2000 Index Mini Futures	12/16/16	110	USD	13,430,460	$300,840

(USD)—	United States Dollar

MIST-173

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$509,779,147	$—	$—	$509,779,147
Total Short-Term Investment*	—	12,386,885	—	12,386,885
Securities Lending Reinvestments
Certificates of Deposit	—	6,599,056	—	6,599,056
Commercial Paper	—	3,197,171	—	3,197,171
Repurchase Agreements	—	25,042,211	—	25,042,211
Time Deposits	—	2,300,000	—	2,300,000
Total Securities Lending Reinvestments	—	37,138,438	—	37,138,438
Total Investments	$509,779,147	$49,525,323	$—	$559,304,470

Collateral for Securities Loaned (Liability)	$—	$(36,137,935)	$—	$(36,137,935)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$300,840	$—	$—	$300,840

*	See Schedule of Investments for additional detailed categorizations.

MIST-174

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—65.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.8%
Thales S.A.	91,265	$8,406,474
TransDigm Group, Inc. (a)	50,088	14,481,442

		22,887,916

Banks—2.5%
HDFC Bank, Ltd.	216,184	4,773,062
M&T Bank Corp.	32,591	3,783,815
Wells Fargo & Co.	73,680	3,262,551

		11,819,428

Beverages—2.1%
Anheuser-Busch InBev S.A.	75,789	9,949,103

Building Products—1.3%
Assa Abloy AB - Class B	140,033	2,843,332
Geberit AG	7,897	3,456,123

		6,299,455

Capital Markets—5.1%
FactSet Research Systems, Inc.	41,410	6,712,561
Goldman Sachs Group, Inc. (The)	31,247	5,039,204
London Stock Exchange Group plc	140,434	5,096,657
S&P Global, Inc.	56,381	7,135,579

		23,984,001

Chemicals—3.1%
LyondellBasell Industries NV - Class A	66,955	5,400,590
Sherwin-Williams Co. (The)	33,854	9,366,048

		14,766,638

Electrical Equipment—1.0%
Eaton Corp. plc	72,068	4,735,588

Energy Equipment & Services—0.8%
Schlumberger, Ltd.	46,839	3,683,419

Equity Real Estate Investment Trusts—0.0%
Weyerhaeuser Co.	3,263	104,220

Food & Staples Retailing—1.6%
CVS Health Corp.	84,110	7,484,949

Food Products—2.2%
Nestle S.A.	130,633	10,293,048

Health Care Providers & Services—1.7%
UnitedHealth Group, Inc.	56,896	7,965,440

Hotels, Restaurants & Leisure—1.9%
Marriott International, Inc. - Class A	129,717	8,733,846

Household Durables—1.5%
Newell Brands, Inc.	132,736	6,989,878

Industrial Conglomerates—1.7%
Roper Technologies, Inc.	44,169	8,059,517

Insurance—4.4%
AIA Group, Ltd.	1,641,800	11,000,242
Legal & General Group plc	2,325,446	6,605,076
Travelers Cos., Inc. (The)	27,470	3,146,689

		20,752,007

Internet & Direct Marketing Retail—2.8%
Amazon.com, Inc. (a)	7,441	6,230,424
Priceline Group, Inc. (The) (a)	4,832	7,110,239

		13,340,663

Internet Software & Services—9.2%
Alibaba Group Holding, Ltd. (ADR) (a)(b)	140,912	14,907,080
Alphabet, Inc. - Class A (a)	12,364	9,941,398
Alphabet, Inc. - Class C (a)	7,193	5,591,047
Facebook, Inc. - Class A (a)	102,715	13,175,253

		43,614,778

IT Services—3.0%
CGI Group, Inc. - Class A (a)	97,400	4,639,297
HCL Technologies, Ltd.	364,730	4,374,210
Nomura Research Institute, Ltd.	144,000	4,969,038

		13,982,545

Life Sciences Tools & Services—1.1%
Mettler-Toledo International, Inc. (a)	12,547	5,267,607

Machinery—0.9%
Atlas Copco AB - A Shares	147,462	4,436,735

Media—3.0%
Comcast Corp. - Class A	126,961	8,422,593
ITV plc	936,468	2,275,905
Walt Disney Co. (The)	37,567	3,488,471

		14,186,969

Oil, Gas & Consumable Fuels—0.3%
EOG Resources, Inc.	16,192	1,565,929
Halcon Resources Corp. (a) (c)	3,967	32,670

		1,598,599

Pharmaceuticals—3.3%
Allergan plc (a)	49,479	11,395,508
Roche Holding AG	17,385	4,306,892

		15,702,400

Semiconductors & Semiconductor Equipment—1.4%
Texas Instruments, Inc.	92,036	6,459,087

Specialty Retail—3.6%
AutoZone, Inc. (a)	15,008	11,531,247
Dufry AG (a)	43,155	5,397,763

		16,929,010

MIST-175

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—1.0%
Luxottica Group S.p.A.	95,957	$4,584,922

Total Common Stocks (Cost $256,648,856)		308,611,768

Corporate Bonds & Notes—22.9%

Advertising—0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.250%, 02/15/22	25,000	26,000
5.875%, 03/15/25	55,000	57,750
WPP plc 6.000%, 04/04/17 (GBP)	160,000	212,637

		296,387

Aerospace/Defense—0.1%
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	310,000	311,550
TransDigm, Inc. 6.500%, 07/15/24	76,000	79,990
6.500%, 05/15/25	75,000	78,094

		469,634

Airlines—0.5%
Air Canada Pass-Through Trust 4.125%, 06/15/29 (144A)	175,000	185,719
American Airlines Pass-Through Trust 5.250%, 07/15/25	892,134	935,626
Delta Air Lines Pass-Through Trust 8.021%, 02/10/24	895,195	1,019,448
U.S. Airways Pass-Through Trust 5.900%, 04/01/26	63,956	73,549
8.000%, 04/01/21	31,782	35,199
United Continental Holdings, Inc. 6.375%, 06/01/18	305,000	320,250

		2,569,791

Auto Manufacturers—1.3%
Ford Motor Co. 6.625%, 10/01/28	1,675,000	2,104,224
General Motors Co. 5.200%, 04/01/45	35,000	36,406
6.750%, 04/01/46	65,000	81,489
General Motors Financial Co., Inc. 2.400%, 04/10/18	3,000,000	3,021,654
3.450%, 04/10/22	100,000	101,431
5.250%, 03/01/26	295,000	323,994
Hyundai Capital America 2.750%, 09/27/26 (144A)	305,000	301,235

		5,970,433

Auto Parts & Equipment—0.4%
Delphi Automotive plc 1.600%, 09/15/28 (EUR)	100,000	114,174
Goodyear Tire & Rubber Co. (The) 7.000%, 03/15/28 (b)	1,228,000	1,341,590
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	201,750

		1,657,514

Banks—1.8%
Banco Nacional de Comercio Exterior SNC 3.800%, 08/11/26 (144A) (d)	210,000	203,900
Banco Santander Mexico S.A. 4.125%, 11/09/22 (144A)	150,000	154,125
Bank of Montreal 1.750%, 06/15/22 (144A)	255,000	254,313
Barclays plc 3.650%, 03/16/25	225,000	221,988
Canadian Imperial Bank of Commerce 1.600%, 09/06/19	300,000	300,002
Commerzbank AG 4.000%, 03/23/26 (EUR)	150,000	167,787
Commonwealth Bank of Australia 1.375%, 09/06/18 (144A)	300,000	299,676
Cooperatieve Rabobank UA 4.375%, 08/04/25 (b)	350,000	369,347
Credit Agricole S.A. 4.375%, 03/17/25 (144A) (b)	200,000	204,173
7.500%, 06/23/26 (GBP) (d)	160,000	204,792
Goldman Sachs Group, Inc. (The) 3.375%, 02/01/18 (CAD)	300,000	234,338
6.750%, 10/01/37	945,000	1,203,278
HSBC Holdings plc 5.750%, 12/20/27 (GBP)	110,000	169,325
ICICI Bank, Ltd. 6.375%, 04/30/22 (144A) (d)	300,000	305,708
Industrial Bank of Korea 2.375%, 07/17/17 (144A)	300,000	302,359
ING Bank NV 1.650%, 08/15/19 (144A)	210,000	209,816
Lloyds Banking Group plc 4.500%, 11/04/24 (b)	200,000	207,072
Morgan Stanley 4.100%, 05/22/23	200,000	211,452
4.350%, 09/08/26	315,000	336,295
Royal Bank of Scotland Group plc 6.000%, 12/19/23	470,000	489,842
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	200,000	200,225
Siam Commercial Bank PCL 3.500%, 04/07/19 (144A)	420,000	437,495
Societe Generale S.A. 4.250%, 04/14/25 (144A)	465,000	464,150
4.750%, 11/24/25 (144A)	260,000	268,534
6.750%, 04/07/21 (EUR) (d)	195,000	215,220

MIST-176

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Standard Chartered plc 4.000%, 10/21/25 (EUR) (d)	250,000	$288,035
State Bank of India 4.125%, 08/01/17 (144A)	300,000	305,735
Woori Bank 5.875%, 04/13/21 (144A)	200,000	230,072

		8,459,054

Beverages—0.1%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	345,000	364,151
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	119,075
DS Services of America, Inc. 10.000%, 09/01/21 (144A)	125,000	139,375

		622,601

Building Materials—0.4%
Atrium Windows & Doors, Inc. 7.750%, 05/01/19 (144A)	215,000	196,725
Cemex Finance LLC 6.000%, 04/01/24 (144A)	265,000	271,625
Cemex S.A.B. de C.V. 5.700%, 01/11/25 (144A)	200,000	202,440
CIMPOR Financial Operations B.V. 5.750%, 07/17/24 (144A)	410,000	350,550
Masco Corp. 6.500%, 08/15/32	30,000	33,000
7.750%, 08/01/29	200,000	239,000
Union Andina de Cementos SAA 5.875%, 10/30/21 (144A)	450,000	472,455

		1,765,795

Chemicals—1.0%
Air Liquide Finance S.A. 1.375%, 09/27/19 (144A)	305,000	304,989
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	209,640
Chemours Co. (The) 6.625%, 05/15/23 (b)	430,000	419,250
7.000%, 05/15/25	80,000	78,600
Hercules, Inc. 6.500%, 06/30/29	10,000	9,000
Hexion, Inc. 7.875%, 02/15/23 (c) (e)	899,000	323,640
9.200%, 03/15/21 (c) (e)	1,910,000	744,900
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	86,647
INVISTA Finance LLC 4.250%, 10/15/19 (144A)	305,000	303,500
Israel Chemicals, Ltd. 4.500%, 12/02/24 (144A)	380,000	400,425
Kraton Polymers LLC / Kraton Polymers Capital Corp. 10.500%, 04/15/23 (144A)	880,000	998,800

Chemicals—(Continued)
OCP S.A. 4.500%, 10/22/25 (144A)	405,000	410,435
6.875%, 04/25/44 (144A)	245,000	277,565

		4,567,391

Commercial Services—0.0%
RR Donnelley & Sons Co.
7.000%, 02/15/22	20,000	20,750

Computers—0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 6.020%, 06/15/26 (144A) (b)	165,000	180,890
8.100%, 07/15/36 (144A)	210,000	246,863
8.350%, 07/15/46 (144A)	150,000	179,603
Hewlett Packard Enterprise Co. 6.350%, 10/15/45 (144A)	160,000	165,111
Western Digital Corp. 7.375%, 04/01/23 (144A)	435,000	478,500

		1,250,967

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.950%, 03/15/43	40,000	32,700

Diversified Financial Services—2.0%
Ally Financial, Inc. 3.750%, 11/18/19	2,515,000	2,555,869
4.125%, 02/13/22	1,810,000	1,830,362
BOC Aviation Ltd. 3.000%, 03/30/20	200,000	205,172
Jefferies Group LLC 5.125%, 01/20/23	50,000	53,270
6.250%, 01/15/36	175,000	182,398
6.450%, 06/08/27	50,000	56,605
6.875%, 04/15/21	480,000	560,006
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/01/17	90,000	90,675
Navient Corp. 5.000%, 10/26/20 (b)	2,085,000	2,056,331
5.500%, 01/25/23	555,000	509,213
5.625%, 08/01/33 (e)	975,000	775,125
5.875%, 10/25/24 (b)	40,000	36,400
Quicken Loans, Inc. 5.750%, 05/01/25 (144A)	125,000	124,063
Springleaf Finance Corp. 7.750%, 10/01/21	165,000	173,044
8.250%, 10/01/23	65,000	68,250

		9,276,783

Electric—0.7%
AES Corp. 4.875%, 05/15/23	670,000	680,050

MIST-177

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
DPL, Inc. 6.750%, 10/01/19	131,000	$135,913
EDP Finance B.V. 2.000%, 04/22/25 (EUR)	100,000	113,599
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	414,975
Empresas Publicas de Medellin E.S.P. 8.375%, 02/01/21 (144A) (COP)	1,610,000,000	538,295
Engie Energia Chile S.A. 5.625%, 01/15/21 (144A)	250,000	276,960
Gas Natural Fenosa Finance B.V. 3.375%, 04/24/24 (EUR) (d)	300,000	321,081
Perusahaan Listrik Negara PT 5.250%, 10/24/42 (144A)	220,000	227,150
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	483,328

		3,191,351

Engineering & Construction—0.0%
AECOM 5.750%, 10/15/22	20,000	$21,006
5.875%, 10/15/24	20,000	21,350
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	40,986
5.125%, 02/22/21 (144A)	110,000	123,390

		206,732

Food—0.4%
BRF S.A. 7.750%, 05/22/18 (144A) (BRL)	480,000	136,968
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	196,500
SUPERVALU, Inc. 6.750%, 06/01/21 (b)	1,415,000	1,323,025

		1,656,493

Forest Products & Paper—0.1%
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	417,141

Gas—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	218,731

Healthcare-Services—2.0%
HCA, Inc. 7.050%, 12/01/27	80,000	85,100
7.500%, 11/06/33	5,060,000	5,483,775
7.580%, 09/15/25	375,000	422,812
7.690%, 06/15/25	755,000	848,552
7.750%, 07/15/36	1,420,000	1,538,925
Tenet Healthcare Corp. 5.000%, 03/01/19	215,000	210,163
6.875%, 11/15/31	910,000	748,475

		9,337,802

Holding Companies-Diversified—0.0%
Hutchison Whampoa International 11, Ltd. 3.500%, 01/13/17 (144A)	200,000	201,229

Home Builders—0.4%
K Hovnanian Enterprises, Inc. 5.000%, 11/01/21 (e)	700,000	490,000
7.000%, 01/15/19 (144A)	45,000	30,488
8.000%, 11/01/19 (144A)	65,000	39,325
TRI Pointe Group, Inc. 4.875%, 07/01/21	1,355,000	1,388,875
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/19	30,000	30,862

		1,979,550

Home Furnishings—0.1%
Arcelik A/S 5.000%, 04/03/23 (144A)	300,000	296,100

Household Products/Wares—0.0%
Spectrum Brands, Inc. 4.000%, 10/01/26 (144A) (EUR)	130,000	148,470

Housewares—0.0%
Newell Brands, Inc. 4.000%, 12/01/24	150,000	159,355

Insurance—0.4%
AIA Group, Ltd. 3.200%, 03/11/25 (144A)	200,000	204,103
Forethought Financial Group, Inc. 8.625%, 04/15/21 (144A) (e)	820,000	942,803
Genworth Holdings, Inc. 4.800%, 02/15/24	85,000	69,913
4.900%, 08/15/23	210,000	174,825
6.500%, 06/15/34	90,000	73,350
Old Mutual plc 8.000%, 06/03/21 (GBP)	280,000	413,731
Old Republic International Corp. 4.875%, 10/01/24	175,000	189,225

		2,067,950

Internet—0.1%
Baidu, Inc. 3.250%, 08/06/18	600,000	615,713

Iron/Steel—0.3%
GTL Trade Finance, Inc. 5.893%, 04/29/24 (144A)	452,000	445,220
United States Steel Corp. 6.650%, 06/01/37	85,000	68,000
7.375%, 04/01/20	235,000	233,825
7.500%, 03/15/22 (b)	290,000	285,650
Vale Overseas, Ltd. 6.875%, 11/21/36	290,000	281,880
Vale S.A. 5.625%, 09/11/42	355,000	298,200

		1,612,775

MIST-178

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—0.0%
Cleaver-Brooks, Inc. 8.750%, 12/15/19 (144A)	65,000	$68,087

Media—0.4%
COX Communications, Inc. 4.800%, 02/01/35 (144A)	5,000	4,955
DISH DBS Corp. 5.000%, 03/15/23	160,000	155,600
5.875%, 11/15/24	570,000	562,875
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	268,256
Myriad International Holdings B.V. 6.000%, 07/18/20 (144A)	200,000	220,040
Time Warner Cable LLC 4.500%, 09/15/42	45,000	42,942
5.250%, 07/15/42 (GBP)	115,000	174,967
5.500%, 09/01/41	30,000	32,022
Viacom, Inc. 4.375%, 03/15/43	10,000	9,181
5.250%, 04/01/44	135,000	141,337
5.850%, 09/01/43	50,000	56,392
Virgin Media Finance plc 4.500%, 01/15/25 (144A) (EUR)	160,000	177,556
Ziggo Secured Finance B.V. 5.500%, 01/15/27 (144A)	150,000	149,812

		1,995,935

Mining—0.6%
Corp. Nacional del Cobre de Chile 4.500%, 09/16/25 (144A)	445,000	469,266
Freeport-McMoRan, Inc. 3.875%, 03/15/23 (b)	945,000	848,062
5.400%, 11/14/34	85,000	70,550
5.450%, 03/15/43	895,000	718,238
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A)	435,000	420,193
Hecla Mining Co. 6.875%, 05/01/21	320,000	321,200

		2,847,509

Multi-National—0.7%
Asian Development Bank 0.875%, 10/05/18	655,000	654,214
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 05/07/20 (144A)	280,000	286,300
3.750%, 04/04/17 (144A) (b)	625,000	628,906
Banque Ouest Africaine de Developpement 5.500%, 05/06/21 (144A)	270,000	287,010
Central American Bank for Economic Integration 3.875%, 02/09/17 (144A)	550,000	554,125
International Bank for Reconstruction & Development 2.500%, 03/12/20 (AUD)	500,000	389,150
International Finance Corp. 7.800%, 06/03/19 (INR)	29,000,000	452,758

		3,252,463

Oil & Gas—1.9%
Antero Resources Corp. 5.125%, 12/01/22	155,000	156,163
5.375%, 11/01/21	70,000	70,788
Chesapeake Energy Corp. 4.875%, 04/15/22	2,145,000	1,807,162
5.750%, 03/15/23	130,000	110,500
6.125%, 02/15/21	200,000	183,500
6.625%, 08/15/20	75,000	70,594
7.250%, 12/15/18	40,000	40,600
Cimarex Energy Co. 4.375%, 06/01/24	675,000	705,000
Continental Resources, Inc. 3.800%, 06/01/24	115,000	105,225
4.500%, 04/15/23	20,000	19,200
Ecopetrol S.A. 5.875%, 09/18/23 (b)	370,000	399,137
5.875%, 05/28/45	205,000	188,047
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	200,000	201,807
Noble Energy, Inc. 5.625%, 05/01/21	127,000	132,299
Oasis Petroleum, Inc. 6.875%, 03/15/22 (b)	55,000	52,663
6.875%, 01/15/23	85,000	81,175
Petrobras Global Finance B.V. 4.375%, 05/20/23	545,000	487,502
5.750%, 01/20/20	365,000	376,132
6.250%, 12/14/26 (GBP)	200,000	240,630
Petroleos Mexicanos 4.250%, 01/15/25	320,000	308,768
5.625%, 01/23/46	265,000	231,159
7.470%, 11/12/26 (MXN)	5,600,000	259,224
Range Resources Corp. 4.875%, 05/15/25	130,000	124,800
5.000%, 08/15/22 (144A)	190,000	189,050
5.000%, 03/15/23 (144A)	115,000	112,413
Tengizchevroil Finance Co. International, Ltd. 4.000%, 08/15/26 (144A)	200,000	198,000
Thai Oil PCL 3.625%, 01/23/23 (144A)	350,000	368,072
Whiting Petroleum Corp. 5.000%, 03/15/19	370,000	357,975
5.750%, 03/15/21 (b)	160,000	149,600
6.500%, 10/01/18	220,000	216,700
YPF S.A. 8.500%, 03/23/21 (144A)	180,000	200,880
8.750%, 04/04/24 (144A)	720,000	801,792

		8,946,557

Oil & Gas Services—0.1%
FTS International, Inc.
6.250%, 05/01/22	85,000	32,513
Oceaneering International, Inc.
4.650%, 11/15/24	575,000	578,843

		611,356

MIST-179

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—0.8%
Owens-Brockway Glass Container, Inc.
5.375%, 01/15/25 (144A)	1,230,000	$1,279,200
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.750%, 10/15/20 (b)	900,000	928,125
8.250%, 02/15/21 (b)	1,150,000	1,198,875
Sealed Air Corp.
4.875%, 12/01/22 (144A)	10,000	10,500
5.500%, 09/15/25 (144A)	280,000	300,300

		3,717,000

Pharmaceuticals—0.9%
AbbVie, Inc. 2.500%, 05/14/20	4,330,000	4,414,322

Pipelines—0.7%
Enbridge Energy Partners L.P.
5.875%, 10/15/25	230,000	264,418
7.375%, 10/15/45	215,000	271,865
MPLX L.P.
4.500%, 07/15/23	10,000	10,194
4.875%, 06/01/25	40,000	41,331
ONEOK Partners L.P.
4.900%, 03/15/25	30,000	32,272
6.200%, 09/15/43	10,000	11,048
Regency Energy Partners L.P. / Regency Energy Finance Corp.
5.000%, 10/01/22	440,000	464,397
5.500%, 04/15/23	95,000	98,077
Sabine Pass Liquefaction LLC
5.625%, 02/01/21	300,000	316,875
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.125%, 11/15/19	260,000	263,640
5.000%, 01/15/18	75,000	77,625
6.750%, 03/15/24	530,000	567,100
Transcontinental Gas Pipe Line Co. LLC
7.850%, 02/01/26 (144A) (b)	560,000	724,999
Transportadora de Gas del Sur S.A.
9.625%, 05/14/20 (144A)	263,674	285,427

		3,429,268

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd.
3.400%, 09/30/26 (144A)	215,000	216,115

Real Estate Investment Trusts—0.4%
iStar, Inc.
4.875%, 07/01/18	70,000	70,350
5.000%, 07/01/19	1,730,000	1,725,467

		1,795,817

Retail—1.3%
J.C. Penney Corp., Inc.
7.625%, 03/01/97	155,000	127,875
New Albertsons, Inc.
7.450%, 08/01/29	5,740,000	5,625,200
8.000%, 05/01/31	225,000	224,437
TRU Taj LLC / TRU Taj Finance, Inc.
12.000%, 08/15/21 (144A)	92,000	92,690

		6,070,202

Semiconductors—0.2%
Micron Technology, Inc.
5.250%, 08/01/23 (144A)	170,000	167,875
5.500%, 02/01/25	395,000	387,100
5.625%, 01/15/26 (144A)	505,000	483,537

		1,038,512

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc.
5.000%, 11/15/25 (144A)	180,000	190,350

Software—0.1%
Nuance Communications, Inc.
1.000%, 12/15/35 (144A)	595,000	517,650

Telecommunications—2.1%
Alcatel-Lucent USA, Inc.
6.450%, 03/15/29	55,000	60,844
Bharti Airtel International Netherlands B.V.
5.350%, 05/20/24 (144A)	390,000	426,785
CenturyLink, Inc.
6.875%, 01/15/28	45,000	43,369
7.600%, 09/15/39	475,000	413,250
7.650%, 03/15/42	185,000	159,562
Cincinnati Bell, Inc.
7.000%, 07/15/24 (144A)	170,000	174,250
Colombia Telecomunicaciones S.A. E.S.P.
5.375%, 09/27/22 (144A) (b)	250,000	245,625
KT Corp.
2.500%, 07/18/26 (144A)	210,000	212,110
Level 3 Communications, Inc.
5.750%, 12/01/22	60,000	62,700
Level 3 Financing, Inc.
5.625%, 02/01/23	380,000	394,725
Millicom International Cellular S.A.
4.750%, 05/22/20 (144A) (b)	225,000	227,542
MTN Mauritius Investments, Ltd.
4.755%, 11/11/24 (144A)	400,000	387,000
Philippine Long Distance Telephone Co.
8.350%, 03/06/17	95,000	97,024
Qwest Capital Funding, Inc.
7.750%, 02/15/31	1,445,000	1,401,650
Sprint Capital Corp.
6.875%, 11/15/28 (b)	1,250,000	1,173,437
8.750%, 03/15/32	350,000	357,000

MIST-180

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Sprint Communications, Inc.
7.000%, 08/15/20	1,500,000	$1,507,500
11.500%, 11/15/21	2,000,000	2,285,000
Telstra Corp., Ltd.
3.125%, 04/07/25 (144A)	400,000	419,218

		10,048,591

Transportation—0.0%
FedEx Corp.
1.000%, 01/11/23 (EUR)	130,000	150,423

Total Corporate Bonds & Notes (Cost $104,240,666)		108,379,349

Foreign Government—6.3%

Banks—0.0%
Korea Development Bank (The)
4.500%, 11/22/19 (AUD)	200,000	160,896

Provincial—0.7%
Province of Ontario Canada
1.875%, 05/21/20	3,000,000	3,049,611

Sovereign—5.6%
Argentine Republic Government International Bonds
6.875%, 04/22/21 (144A)	150,000	163,275
7.625%, 04/22/46 (144A)	150,000	169,200
Brazil Notas do Tesouro Nacional
10.000%, 01/01/19 (BRL)	1,000,000	297,689
10.000%, 01/01/21 (BRL)	6,815,000	1,990,615
Brazilian Government International Bonds
8.500%, 01/05/24 (BRL)	350,000	99,415
Canadian Government Bonds
1.750%, 09/01/19 (CAD)	1,250,000	987,004
Chile Government International Bonds
3.125%, 01/21/26	200,000	212,250
5.500%, 08/05/20 (CLP)	130,000,000	210,288
Colombian TES
7.500%, 08/26/26 (COP)	1,880,000,000	675,086
Dominican Republic International Bonds
5.500%, 01/27/25 (144A)	530,000	561,800
8.625%, 04/20/27 (144A) (f)	200,000	245,000
Export-Import Bank of Korea
3.000%, 05/22/18 (144A) (NOK)	1,700,000	216,884
Hungary Government International Bond
5.750%, 11/22/23	410,000	482,775
Iceland Government International Bond
5.875%, 05/11/22 (144A)	500,000	587,430
Indonesia Government International Bonds
2.875%, 07/08/21 (144A) (EUR)	220,000	263,843
4.125%, 01/15/25 (144A)	200,000	213,362
4.750%, 01/08/26 (144A)	200,000	223,380

Sovereign—(Continued)
Indonesia Treasury Bonds
6.125%, 05/15/28 (IDR)	5,300,000,000	370,987
7.875%, 04/15/19 (IDR)	10,200,000,000	806,559
8.250%, 07/15/21 (IDR)	3,700,000,000	299,096
8.375%, 03/15/24 (IDR)	5,900,000,000	488,917
11.500%, 09/15/19 (IDR)	2,901,000,000	251,006
Italy Buoni Poliennali Del Tesoro
1.500%, 06/01/25 (EUR)	185,000	216,028
4.500%, 08/01/18 (EUR)	955,000	1,162,485
4.750%, 08/01/23 (144A) (EUR)	625,000	895,339
Korea Treasury Bond
2.750%, 09/10/17 (KRW)	885,000,000	813,968
Mexican Bonos
10.000%, 11/20/36 (MXN)	41,000,000	2,947,321
Mexico Government International Bonds
4.000%, 03/15/2115 (EUR)	100,000	106,327
4.125%, 01/21/26	335,000	360,292
New Zealand Government Bonds
3.000%, 09/20/30 (NZD) (f)	1,195,000	1,044,229
5.000%, 03/15/19 (NZD)	1,015,000	793,359
5.500%, 04/15/23 (NZD)	1,070,000	942,617
Norwegian Government Bonds
2.000%, 05/24/23 (144A) (NOK)	8,437,000	1,121,000
4.250%, 05/19/17 (144A) (NOK)	760,000	97,244
Poland Government Bonds
4.000%, 10/25/23 (PLN)	7,110,000	2,017,776
5.500%, 10/25/19 (PLN)	1,330,000	384,368
Romanian Government International Bond
2.875%, 05/26/28 (144A) (EUR)	125,000	151,953
Russian Federal Bonds - OFZ
7.500%, 02/27/19 (RUB)	20,000,000	312,286
South Africa Government Bond
7.000%, 02/28/31 (ZAR)	4,995,000	304,053
Spain Government Bonds
0.750%, 07/30/21 (EUR)	390,000	453,063
1.600%, 04/30/25 (144A) (EUR)	180,000	216,941
4.300%, 10/31/19 (144A) (EUR)	780,000	994,633
Sweden Government Bond
5.000%, 12/01/20 (SEK)	2,650,000	381,153
United Kingdom Gilt
2.000%, 09/07/25 (GBP)	685,000	990,668

		26,522,964

Total Foreign Government (Cost $31,327,932)		29,733,471

Convertible Bonds—2.1%

Apparel—0.0%
Iconix Brand Group, Inc.
1.500%, 03/15/18	115,000	99,187

Chemicals—0.0%
RPM International, Inc.
2.250%, 12/15/20	20,000	23,962

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Schedule of Investments as of September 30, 2016 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Computers—0.1%
Brocade Communications Systems, Inc.
1.375%, 01/01/20	210,000	$207,244

Home Builders—0.1%
CalAtlantic Group, Inc.
0.250%, 06/01/19	70,000	64,838
KB Home
1.375%, 02/01/19	345,000	335,512

		400,350

Insurance—0.5%
Old Republic International Corp.
3.750%, 03/15/18	1,875,000	2,251,172

Internet—0.1%
Priceline Group, Inc. (The)
0.900%, 09/15/21	595,000	638,881

Media—0.2%
DISH Network Corp.
3.375%, 08/15/26 (144A)	735,000	804,825

Miscellaneous Manufacturing—0.0%
Trinity Industries, Inc.
3.875%, 06/01/36	45,000	53,775

Oil & Gas—0.0%
Chesapeake Energy Corp.
2.500%, 05/15/37	14,000	13,913

Semiconductors—1.1%
Intel Corp.
3.250%, 08/01/39	2,670,000	4,882,763
Rovi Corp.
0.500%, 03/01/20	485,000	483,484

		5,366,247

Telecommunications—0.0%
CalAmp Corp.
1.625%, 05/15/20	5,000	4,625
Ciena Corp.
3.750%, 10/15/18 (144A)	115,000	145,475

		150,100

Total Convertible Bonds (Cost $7,119,013)		10,009,656

U.S. Treasury & Government Agencies—0.8%

U.S. Treasury—0.8%
U.S. Treasury Notes
0.500%, 11/30/16	985,000	985,484
0.625%, 04/30/18	1,510,000	1,507,522

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.875%, 03/31/18	735,000	736,493
1.500%, 08/15/26	610,000	604,066

Total U.S. Treasury & Government Agencies (Cost $3,520,145)		3,833,565

Municipals—0.2%
Tobacco Settlement Financing Corp.
6.706%, 06/01/46 (Cost $984,745)	985,000	845,997

Floating Rate Loans (g)—0.2%

Multi-Utilities—0.1%
PowerTeam Services LLC
1st Lien Term Loan, 4.250%, 05/06/20	239,983	239,683
2nd Lien Term Loan, 8.250%, 11/06/20	60,000	59,850

		299,533

Telecommunications—0.1%
FairPoint Communications, Inc.
Term Loan, 7.500%, 02/14/19	439,075	440,401

Total Floating Rate Loans (Cost $738,508)		739,934

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
GS Mortgage Securities Trust
5.988%, 08/10/45 (d)	40,000	38,501
Institutional Mortgage Securities Canada, Inc.
2.616%, 07/12/47 (144A) (CAD)	555,000	423,483

Total Mortgage-Backed Securities (Cost $556,285)		461,984

Convertible Preferred Stocks—0.1%

Metals & Mining—0.0%
Alcoa, Inc.
5.375%, 10/01/17	1,115	36,449

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp.
5.000%, 12/31/49	694	29,755
5.750%, 12/31/49 (144A)	430	215,914

		245,669

Total Convertible Preferred Stocks (Cost $302,565)		282,118

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Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Warrant—0.0%

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp., Expires 09/09/20 (a) (Cost $0)	1,077	$2,466

Short-Term Investment—1.7%

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $8,172,621 on 10/03/16, collateralized by $7,495,000 U.S. Treasury Note at 3.625% due 02/15/21 with a value of $8,338,188.	8,172,601	8,172,601

Total Short-Term Investments (Cost $8,172,601)		8,172,601

Securities Lending Reinvestments (h)—5.1%

Certificates of Deposit—0.6%
Abbey National Treasury Services
0.440%, 10/03/16	500,000	500,000
Bank of Montreal
0.500%, 10/24/16	200,000	200,000
Bank of Nova Scotia
0.750%, 10/19/16	300,000	300,033
Bank of Tokyo-Mitsubishi, Ltd.
0.450%, 10/04/16	200,000	200,000
DZ Bank AG
0.950%, 01/03/17	200,000	200,000
KBC Bank NV
Zero Coupon, 12/27/16	200,000	199,722
1.000%, 01/04/17	200,000	200,000
Landesbank Baden-Wuerttemberg
0.450%, 10/03/16	250,000	250,000
National Bank of Canada
0.420%, 10/06/16	300,000	300,000
Norinchukin Bank
0.480%, 10/24/16	200,000	200,000
Standard Chartered Bank New York
0.910%, 12/16/16	300,000	300,023
Swedbank
0.350%, 10/03/16	250,000	249,999

		3,099,777

Commercial Paper—0.3%
Albion Capital Corp.
0.720%, 10/25/16	400,000	399,873
Charta LLC
0.880%, 12/22/16	400,000	399,236
Credit Agricole Corporate and Investment Bank
0.610%, 11/01/16	200,000	199,892
Kells Funding LLC
1.040%, 01/19/17	300,000	299,109

		1,298,110

Money Market Fund—0.0%
State Street Navigator Securities Lending MET Portfolio	24,035	24,035

Repurchase Agreements—3.8%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $2,300,179 on 10/03/16, collateralized by $2,173,535 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $2,346,001.	2,300,000	2,300,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $2,300,160 on 10/03/16, collateralized by $2,257,964 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $2,346,002.	2,300,000	2,300,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $3,000,125 on 10/03/16, collateralized by $2,916,577 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $3,060,000.	3,000,000	3,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $4,300,325 on 10/03/16, collateralized by $4,105,120 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $4,387,834.	4,300,000	4,300,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $411,100 on 10/03/16, collateralized by $339,631 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $419,305.	411,083	411,083
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $5,000,217 on 10/03/16, collateralized by $7,059,377 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $5,100,000.	5,000,000	5,000,000

MIST-183

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $500,019 on 10/03/16, collateralized by $468,090 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $510,010.	500,000	$500,000

		17,811,083

Time Deposits—0.4%
ANZ London
0.420%, 10/03/16	67,723	67,723
Canadian Imperial Bank
0.260%, 10/03/16	1,000,000	1,000,000
DBS Bank, Ltd., Singapore
0.380%, 10/04/16	100,000	100,000
Den Norske Bank, Oslo
0.400%, 10/03/16	300,000	300,000
Royal Bank of Canada
0.280%, 10/03/16	300,000	300,000

		1,767,723

Total Securities Lending Reinvestments (Cost $24,000,409)		24,000,728

Total Investments—104.8% (Cost $437,611,725) (i)		495,073,637
Other assets and liabilities (net)—(4.8)%		(22,856,075)

Net Assets—100.0%		$472,217,562

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $23,045,278 and the collateral received consisted of cash in the amount of $23,600,470. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.2% of net assets.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Illiquid security. As of September 30, 2016, these securities represent 0.7% of net assets.
(f)	Principal amount of security is adjusted for inflation.
(g)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(i)	As of September 30, 2016, the aggregate cost of investments was $437,611,725. The aggregate unrealized appreciation and depreciation of investments were $70,843,584 and $(13,381,672), respectively, resulting in net unrealized appreciation of $57,461,912.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $35,321,766, which is 7.5% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

Country Diversification as of September 30, 2016 (Unaudited)	% of Net Assets
United States	59.1
Switzerland	5.0
United Kingdom	3.7
Ireland	3.4
China	3.2
Hong Kong	2.4
Belgium	2.2
Canada	2.2
France	2.1
India	2.1

MIST-184

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	475,000	Credit Suisse International	12/21/16	USD	364,595	$(2,331)
EUR	11,630,000	Morgan Stanley & Co.	12/21/16	USD	13,113,431	(1,668)
GBP	545,000	Credit Suisse International	12/21/16	USD	720,635	(13,092)
JPY	966,000,000	Credit Suisse International	12/21/16	USD	9,469,474	89,681

Contracts to Deliver
AUD	716,000	Credit Suisse International	12/21/16	USD	534,112	(12,924)
CAD	475,000	Credit Suisse International	12/21/16	USD	361,698	(566)
CAD	850,000	Credit Suisse International	12/22/16	USD	647,278	(988)
EUR	600,000	Morgan Stanley & Co.	12/21/16	USD	676,213	(232)
IDR	18,200,000,000	Credit Suisse International	12/21/16	USD	1,362,785	(15,446)
MXN	37,100,000	UBS AG	12/21/16	USD	2,001,932	104,983
NOK	2,250,000	UBS AG	12/21/16	USD	275,056	(6,444)
NZD	3,390,000	Credit Suisse International	12/21/16	USD	2,459,174	(1,846)
PLN	7,175,000	Citibank N.A.	12/21/16	USD	1,875,229	1,648
SEK	3,275,000	UBS AG	12/21/16	USD	387,927	4,656
ZAR	4,200,000	UBS AG	12/21/16	USD	286,007	(15,470)

Cross Currency Contracts to Buy
EUR	635,274	Credit Suisse International	12/21/16	NOK	5,900,000	(21,943)

Net Unrealized Appreciation						$108,018

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MIST-185

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$14,481,442	$8,406,474	$—	$22,887,916
Banks	11,819,428	—	—	11,819,428
Beverages	—	9,949,103	—	9,949,103
Building Products	—	6,299,455	—	6,299,455
Capital Markets	18,887,344	5,096,657	—	23,984,001
Chemicals	14,766,638	—	—	14,766,638
Electrical Equipment	4,735,588	—	—	4,735,588
Energy Equipment & Services	3,683,419	—	—	3,683,419
Equity Real Estate Investment Trusts	104,220	—	—	104,220
Food & Staples Retailing	7,484,949	—	—	7,484,949
Food Products	—	10,293,048	—	10,293,048
Health Care Providers & Services	7,965,440	—	—	7,965,440
Hotels, Restaurants & Leisure	8,733,846	—	—	8,733,846
Household Durables	6,989,878	—	—	6,989,878
Industrial Conglomerates	8,059,517	—	—	8,059,517
Insurance	3,146,689	17,605,318	—	20,752,007
Internet & Direct Marketing Retail	13,340,663	—	—	13,340,663
Internet Software & Services	43,614,778	—	—	43,614,778
IT Services	4,639,297	9,343,248	—	13,982,545
Life Sciences Tools & Services	5,267,607	—	—	5,267,607
Machinery	—	4,436,735	—	4,436,735
Media	11,911,064	2,275,905	—	14,186,969
Oil, Gas & Consumable Fuels	1,565,929	32,670	—	1,598,599
Pharmaceuticals	11,395,508	4,306,892	—	15,702,400
Semiconductors & Semiconductor Equipment	6,459,087	—	—	6,459,087
Specialty Retail	11,531,247	5,397,763	—	16,929,010
Textiles, Apparel & Luxury Goods	—	4,584,922	—	4,584,922
Total Common Stocks	220,583,578	88,028,190	—	308,611,768
Corporate Bonds & Notes
Advertising	—	296,387	—	296,387
Aerospace/Defense	—	469,634	—	469,634
Airlines	—	2,569,791	—	2,569,791
Auto Manufacturers	—	5,970,433	—	5,970,433
Auto Parts & Equipment	—	1,657,514	—	1,657,514
Banks	—	8,459,054	—	8,459,054
Beverages	—	622,601	—	622,601
Building Materials	—	1,765,795	—	1,765,795
Chemicals	—	3,498,851	1,068,540	4,567,391
Commercial Services	—	20,750	—	20,750
Computers	—	1,250,967	—	1,250,967
Cosmetics/Personal Care	—	32,700	—	32,700
Diversified Financial Services	—	9,276,783	—	9,276,783
Electric	—	3,191,351	—	3,191,351
Engineering & Construction	—	206,732	—	206,732
Food	—	1,656,493	—	1,656,493
Forest Products & Paper	—	417,141	—	417,141
Gas	—	218,731	—	218,731
Healthcare-Services	—	9,337,802	—	9,337,802
Holding Companies-Diversified	—	201,229	—	201,229
Home Builders	—	1,979,550	—	1,979,550
Home Furnishings	—	296,100	—	296,100
Household Products/Wares	—	148,470	—	148,470
Housewares	—	159,355	—	159,355
Insurance	—	2,067,950	—	2,067,950
Internet	—	615,713	—	615,713

MIST-186

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Iron/Steel	$—	$1,612,775	$—	$1,612,775
Machinery-Diversified	—	68,087	—	68,087
Media	—	1,995,935	—	1,995,935
Mining	—	2,847,509	—	2,847,509
Multi-National	—	3,252,463	—	3,252,463
Oil & Gas	—	8,946,557	—	8,946,557
Oil & Gas Services	—	611,356	—	611,356
Packaging & Containers	—	3,717,000	—	3,717,000
Pharmaceuticals	—	4,414,322	—	4,414,322
Pipelines	—	3,429,268	—	3,429,268
Real Estate	—	216,115	—	216,115
Real Estate Investment Trusts	—	1,795,817	—	1,795,817
Retail	—	6,070,202	—	6,070,202
Semiconductors	—	1,038,512	—	1,038,512
Shipbuilding	—	190,350	—	190,350
Software	—	517,650	—	517,650
Telecommunications	—	10,048,591	—	10,048,591
Transportation	—	150,423	—	150,423
Total Corporate Bonds & Notes	—	107,310,809	1,068,540	108,379,349
Total Foreign Government*	—	29,733,471	—	29,733,471
Total Convertible Bonds*	—	10,009,656	—	10,009,656
Total U.S. Treasury & Government Agencies*	—	3,833,565	—	3,833,565
Total Municipals	—	845,997	—	845,997
Total Floating Rate Loans*	—	739,934	—	739,934
Total Mortgage-Backed Securities*	—	461,984	—	461,984
Convertible Preferred Stocks
Metals & Mining	36,449	—	—	36,449
Oil, Gas & Consumable Fuels	—	245,669	—	245,669
Total Convertible Preferred Stocks	36,449	245,669	—	282,118
Total Warrant*	2,466	—	—	2,466
Total Short-Term Investment*	—	8,172,601	—	8,172,601
Securities Lending Reinvestments
Certificates of Deposit	—	3,099,777	—	3,099,777
Commercial Paper	—	1,298,110	—	1,298,110
Money Market Fund	24,035	—	—	24,035
Repurchase Agreements	—	17,811,083	—	17,811,083
Time Deposits	—	1,767,723	—	1,767,723
Total Securities Lending Reinvestments	24,035	23,976,693	—	24,000,728
Total Investments	$220,646,528	$273,358,569	$1,068,540	$495,073,637

Collateral for Securities Loaned (Liability)	$—	$(23,600,470)	$—	$(23,600,470)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$200,968	$—	$200,968
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(92,950)	—	(92,950)
Total Forward Contracts	$—	$108,018	$—	$108,018

*	See Schedule of Investments for additional detailed categorizations.

MIST-187

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts/ (Premiums)	Change in Unrealized Appreciation	Balance as of September 30, 2016	Change in Unrealized Appreciation from Investments Still Held at September 30, 2016
Corporate Bonds & Notes
Chemicals	$919,911	$26,077	$122,552	$1,068,540	$122,552

MIST-188

Met Investors Series Trust

Met/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—94.4% of Net Assets

Security Description	Shares	Value

Australia—0.8%
BHP Billiton plc	761,000	$11,522,636

Brazil—11.6%
Ambev S.A.	2,440,000	14,870,409
Banco Bradesco S.A. (ADR) (a)	4,241,397	38,469,471
BRF S.A.	1,240,468	21,100,715
Lojas Renner S.A.	3,021,000	22,730,769
Multiplan Empreendimentos Imobiliarios S.A.	1,003,537	19,502,033
Ultrapar Participacoes S.A.	1,487,000	32,491,189
Vale S.A. (ADR) (a)	2,765,077	15,207,923

		164,372,509

Chile—1.2%
Banco Santander Chile (ADR)	824,000	17,048,560

China—4.4%
China Mobile, Ltd.	3,889,000	47,748,571
PetroChina Co., Ltd. - Class H	21,600,000	14,354,989

		62,103,560

Hong Kong—8.8%
AIA Group, Ltd.	7,840,000	52,528,869
Hang Lung Group, Ltd.	6,111,000	23,313,293
Hang Lung Properties, Ltd.	3,338,000	7,577,047
Hong Kong Exchanges and Clearing, Ltd.	593,517	15,656,646
Swire Pacific, Ltd. - Class B	13,029,000	25,437,932

		124,513,787

Hungary—1.2%
Richter Gedeon Nyrt	840,000	17,069,172

India—16.4%
Hero MotoCorp, Ltd.	422,000	21,759,186
Hindustan Unilever, Ltd.	1,686,000	22,077,461
Housing Development Finance Corp., Ltd.	2,389,000	50,216,426
ICICI Bank, Ltd.	5,960,000	22,723,892
Infosys, Ltd.	1,461,942	22,762,201
ITC, Ltd.	9,958,500	36,326,884
Tata Consultancy Services, Ltd.	349,713	12,811,098
UltraTech Cement, Ltd.	759,063	44,056,429

		232,733,577

Indonesia—4.9%
Astra International Tbk PT	81,874,000	52,020,965
Indocement Tunggal Prakarsa Tbk PT	13,685,100	18,229,085

		70,250,050

Luxembourg—1.4%
Tenaris S.A. (ADR) (a)	691,000	19,624,400

Malaysia—1.9%
CIMB Group Holdings Bhd	6,235,804	7,111,407
Public Bank Bhd	4,115,000	19,739,973

		26,851,380

Mexico—7.4%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	493,000	$45,375,720
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	145,000	21,230,900
Grupo Financiero Banorte S.A.B. de C.V. - Class O	7,469,208	39,210,959

		105,817,579

Philippines—4.2%
Ayala Land, Inc.	43,257,000	35,071,551
Bank of the Philippine Islands	11,247,370	24,348,639

		59,420,190

Poland—1.4%
Bank Pekao S.A.	593,000	19,266,198

Portugal—1.3%
Jeronimo Martins SGPS S.A.	1,092,000	18,934,076

Russia—4.5%
Lukoil PJSC (ADR)	660,343	32,105,096
Magnit PJSC	188,006	31,289,808

		63,394,904

South Africa—3.3%
Massmart Holdings, Ltd.	1,646,135	14,254,752
MTN Group, Ltd.	1,615,000	13,851,672
Truworths International, Ltd.	3,520,299	18,230,255

		46,336,679

South Korea—1.6%
AmorePacific Group	7,866	1,182,766
E-Mart, Inc.	55,385	7,943,833
NAVER Corp.	17,410	13,975,897

		23,102,496

Taiwan—4.9%
Taiwan Mobile Co., Ltd.	4,493,000	16,189,490
Taiwan Semiconductor Manufacturing Co., Ltd.	9,239,000	54,184,481

		70,373,971

Thailand—4.8%
Siam Cement PCL (The)	2,419,850	36,035,862
Siam Commercial Bank PCL (The)	7,702,000	32,897,431

		68,933,293

Turkey—4.5%
Akbank TAS	8,737,000	23,467,093
BIM Birlesik Magazalar A/S	1,175,000	19,601,950
Turkiye Garanti Bankasi A/S	8,073,000	21,444,511

		64,513,554

MIST-189

Met Investors Series Trust

Met/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United Kingdom—2.3%
SABMiller plc	267,325	$15,545,835
Standard Chartered plc (b)	2,043,557	16,642,129

		32,187,964

United States—1.6%
Yum! Brands, Inc.	249,000	22,611,690

Total Common Stocks (Cost $1,183,434,581)		1,340,982,225

Preferred Stocks—4.5%

South Korea—4.5%
AmorePacific Group	2,096	404,483
Samsung Electronics Co., Ltd.	54,173	63,952,602

Total Preferred Stocks (Cost $50,297,991)		64,357,085

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $12,439,136 on 10/03/16, collateralized by $11,405,000 U.S. Treasury Note at 3.625% due 02/15/21 with a value of $12,688,063.	12,439,105	12,439,105

Total Short-Term Investments (Cost $12,439,105)		12,439,105

Securities Lending Reinvestments (c)—1.1%

Repurchase Agreements—1.1%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $1,400,109 on 10/03/16, collateralized by $1,323,021 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $1,428,000.	1,400,000	1,400,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $2,000,139 on 10/03/16, collateralized by $1,963,447 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $2,040,002.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $1,000,042 on 10/03/16, collateralized by $972,192 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $1,020,000.	1,000,000	1,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $1,000,038 on 10/03/16, collateralized by $788,800 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $1,020,014.	1,000,000	1,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $2,400,200 on 10/03/16, collateralized by $2,291,230 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $2,449,024.	2,400,000	2,400,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $426,696 on 10/03/16, collateralized by $352,516 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $435,213.	426,679	426,679
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $2,500,146 on 10/03/16, collateralized by $3,998,902 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $2,550,149.	2,500,000	2,500,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $2,500,108 on 10/03/16, collateralized by $3,529,688 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $2,550,000.	2,500,000	2,500,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $2,000,077 on 10/03/16, collateralized by $1,872,360 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $2,040,041.	2,000,000	2,000,000

		15,226,679

MIST-190

Met Investors Series Trust

Met/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.0%
ANZ London 0.420%, 10/03/16	71,152	$71,152
Den Norske Bank, Oslo 0.400%, 10/03/16	200,000	200,000
Royal Bank of Canada 0.280%, 10/03/16	200,000	200,000

		471,152

Total Securities Lending Reinvestments (Cost $15,697,831)		15,697,831

Total Investments—100.9% (Cost $1,261,869,508) (d)		1,433,476,246
Other assets and liabilities (net)—(0.9)%		(13,063,612)

Net Assets—100.0%		$1,420,412,634

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $15,165,883 and the collateral received consisted of cash in the amount of $15,697,831. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $1,261,869,508. The aggregate unrealized appreciation and depreciation of investments were $204,069,489 and $(32,462,751), respectively, resulting in net unrealized appreciation of $171,606,738.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2016 (Unaudited)	% of Net Assets
Banks	19.9
Real Estate Management & Development	7.8
Construction Materials	6.9
Food & Staples Retailing	6.5
Oil, Gas & Consumable Fuels	5.6
Wireless Telecommunication Services	5.5
Beverages	5.3
Automobiles	5.2
Technology Hardware, Storage & Peripherals	4.5
Semiconductors & Semiconductor Equipment	3.8

MIST-191

Met Investors Series Trust

Met/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$11,522,636	$—	$11,522,636
Brazil	164,372,509	—	—	164,372,509
Chile	17,048,560	—	—	17,048,560
China	—	62,103,560	—	62,103,560
Hong Kong	—	124,513,787	—	124,513,787
Hungary	—	17,069,172	—	17,069,172
India	—	232,733,577	—	232,733,577
Indonesia	—	70,250,050	—	70,250,050
Luxembourg	19,624,400	—	—	19,624,400
Malaysia	—	26,851,380	—	26,851,380
Mexico	105,817,579	—	—	105,817,579
Philippines	—	59,420,190	—	59,420,190
Poland	—	19,266,198	—	19,266,198
Portugal	—	18,934,076	—	18,934,076
Russia	2,436,500	60,958,404	—	63,394,904
South Africa	—	46,336,679	—	46,336,679
South Korea	—	23,102,496	—	23,102,496
Taiwan	—	70,373,971	—	70,373,971
Thailand	68,933,293	—	—	68,933,293
Turkey	—	64,513,554	—	64,513,554
United Kingdom	—	32,187,964	—	32,187,964
United States	22,611,690	—	—	22,611,690
Total Common Stocks	400,844,531	940,137,694	—	1,340,982,225
Total Preferred Stocks*	—	64,357,085	—	64,357,085
Total Short-Term Investment*	—	12,439,105	—	12,439,105
Securities Lending Reinvestments
Repurchase Agreements	—	15,226,679	—	15,226,679
Time Deposits	—	471,152	—	471,152
Total Securities Lending Reinvestments	—	15,697,831	—	15,697,831
Total Investments	$400,844,531	$1,032,631,715	$—	$1,433,476,246

Collateral for Securities Loaned (Liability)	$—	$(15,697,831)	$—	$(15,697,831)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $94,513,376 were due to the discontinuation of a systematic fair valuation model factor.

MIST-192

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—93.0% of Net Assets

Security Description	Shares	Value

Belgium—1.5%
Telenet Group Holding NV (a)	175,847	$9,171,672
UCB S.A.	79,580	6,153,136

		15,324,808

Canada—3.0%
Canadian Pacific Railway, Ltd.	151,801	23,180,013
Rogers Communications, Inc. - Class B	179,503	7,615,486

		30,795,499

China—3.3%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	260,084	27,514,286
China Construction Bank Corp. - Class H	3,778,514	2,820,190
Ctrip.com International, Ltd. (ADR) (a) (b)	81,174	3,780,273

		34,114,749

Denmark—0.5%
ISS A/S (144A)	124,624	5,184,917

France—6.5%
Danone S.A.	297,146	22,040,023
L’Oreal S.A.	39,213	7,403,218
LVMH Moet Hennessy Louis Vuitton SE	29,931	5,102,569
Pernod-Ricard S.A.	97,952	11,589,368
Zodiac Aerospace	894,564	21,781,379

		67,916,557

Germany—17.0%
Allianz SE	134,040	19,895,924
Bayer AG	102,679	10,313,475
Beiersdorf AG	203,960	19,237,831
Deutsche Boerse AG (a)	475,404	38,494,380
Deutsche Post AG	333,295	10,416,068
Linde AG	246,677	41,921,543
Vonovia SE	419,393	15,880,677
Wirecard AG (b)	403,193	20,942,325

		177,102,223

Hong Kong—4.9%
AIA Group, Ltd.	5,646,572	37,832,658
China Mobile, Ltd.	1,119,000	13,738,918

		51,571,576

Indonesia—0.1%
Bank Rakyat Indonesia Persero Tbk PT	1,604,800	1,505,633

Ireland—1.3%
Allegion plc	13,416	924,497
Willis Towers Watson plc	96,907	12,866,342

		13,790,839

Italy—1.0%
Atlantia S.p.A.	393,705	9,996,235

Japan—12.8%
Calbee, Inc.	210,600	7,963,986
Japan Tobacco, Inc.	1,191,792	48,690,726
KDDI Corp.	662,000	20,371,437
NGK Insulators, Ltd.	272,300	5,638,479
Nippon Telegraph & Telephone Corp.	425,100	19,414,481
NTT DoCoMo, Inc.	1,136,592	28,817,509
Seven & i Holdings Co., Ltd.	52,700	2,490,593

		133,387,211

Luxembourg—0.3%
RTL Group S.A.	42,013	3,486,513

Netherlands—0.9%
ASML Holding NV	61,599	6,754,892
Heineken NV	28,823	2,535,071

		9,289,963

South Korea—0.0%
Orion Corp.	115	86,408

Spain—1.7%
Grifols S.A.	305,818	6,589,106
Grifols S.A. (ADR)	692,962	11,066,603

		17,655,709

Sweden—1.0%
Swedbank AB - A Shares	461,166	10,829,751

Switzerland—7.7%
Actelion, Ltd. (a)	89,906	15,565,177
Nestle S.A.	659,511	51,965,264
Roche Holding AG	49,968	12,378,877

		79,909,318

Taiwan—1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,468,000	20,338,974

Thailand—0.1%
Thai Beverage PCL	2,204,100	1,569,394

United Kingdom—18.8%
Aon plc	260,176	29,267,198
Babcock International Group plc	488,766	6,557,464
British American Tobacco plc	268,470	17,169,293
Coca-Cola European Partners plc	516,419	20,605,118
Delphi Automotive plc	137,215	9,786,174
Imperial Brands plc	325,409	16,773,403
Liberty Global plc - Class A (a)	584,929	19,992,873
Liberty Global plc - Class C (a)	861,737	28,471,791
Liberty Global plc LiLAC - Class A (a)	63,467	1,751,055
Liberty Global plc LiLAC - Class C (a)	97,022	2,721,467
Lloyds Banking Group plc	6,518,628	4,616,555
St. James’s Place plc	81,294	1,000,955

MIST-193

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United Kingdom—(Continued)
Unilever plc	589,613	$27,951,783
Wolseley plc	166,944	9,410,195

		196,075,324

United States—8.7%
Amazon.com, Inc. (a)	14,904	12,479,268
Cognizant Technology Solutions Corp. - Class A (a)	322,805	15,401,027
Medtronic plc	625,227	54,019,613
WABCO Holdings, Inc. (a)	81,984	9,307,643

		91,207,551

Total Common Stocks (Cost $947,994,645)		971,139,152

Equity Linked Security—1.8%

Ireland—1.8%
Ryanair Holdings plc (HSBC Bank plc), 10/29/18 (c) (Cost $16,658,595)	1,363,245	18,621,828

Preferred Stock—1.7%

Germany—1.7%
Henkel AG & Co. KGaA (Cost $14,863,299)	131,329	17,850,948

Short-Term Investment—2.7%

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $28,438,845 on 10/03/16, collateralized by $28,650,000 U.S. Treasury Note at 1.250% due 03/31/21 with a value of $29,008,125.	28,438,774	28,438,774

Total Short-Term Investments (Cost $28,438,774)		28,438,774

Securities Lending Reinvestments (d)—3.2%
Security Description	Principal Amount*	Value

Repurchase Agreements—3.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $2,100,163 on 10/03/16, collateralized by $1,984,532 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $2,142,001.	2,100,000	2,100,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $3,000,208 on 10/03/16, collateralized by $2,945,170 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $3,060,003.	3,000,000	3,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $5,000,208 on 10/03/16, collateralized by $4,860,962 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $5,100,001.	5,000,000	5,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $4,000,150 on 10/03/16, collateralized by $3,155,200 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $4,080,056.	4,000,000	4,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $3,400,282 on 10/03/16, collateralized by $3,245,909 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $3,469,450.	3,400,000	3,400,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $496,727 on 10/03/16, collateralized by $410,372 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $506,641.	496,707	496,707
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $5,000,292 on 10/03/16, collateralized by $7,997,805 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $5,100,298.	5,000,000	5,000,000

MIST-194

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $5,000,217 on 10/03/16, collateralized by $7,059,377 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $5,100,000.	5,000,000	$5,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $3,000,115 on 10/03/16, collateralized by $2,808,540 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $3,060,062.	3,000,000	3,000,000

		30,996,707

Time Deposits—0.2%
ANZ London 0.420%, 10/03/16	100,000	100,000
Canadian Imperial Bank 0.260%, 10/03/16	1,000,000	1,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	400,000	400,000
Royal Bank of Canada 0.280%, 10/03/16	400,000	400,000

		1,900,000

Total Securities Lending Reinvestments (Cost $32,896,707)		32,896,707

Total Investments—102.4% (Cost $1,040,852,020) (e)		1,068,947,409
Other assets and liabilities (net)—(2.4)%		(25,421,880)

Net Assets—100.0%		$1,043,525,529

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $31,606,377 and the collateral received consisted of cash in the amount of $32,896,707. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(e)	As of September 30, 2016, the aggregate cost of investments was $1,040,852,020. The aggregate unrealized appreciation and depreciation of investments were $59,923,085 and $(31,827,696), respectively, resulting in net unrealized appreciation of $28,095,389.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $5,184,917, which is 0.5% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2016 (Unaudited)	% of Net Assets
Insurance	9.7
Tobacco	7.9
Food Products	7.9
Wireless Telecommunication Services	6.7
Media	6.3
Personal Products	5.2
Health Care Equipment & Supplies	5.2
Chemicals	4.0
Capital Markets	3.7
Banks	3.7

MIST-195

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$15,324,808	$—	$15,324,808
Canada	30,795,499	—	—	30,795,499
China	31,294,559	2,820,190	—	34,114,749
Denmark	—	5,184,917	—	5,184,917
France	—	67,916,557	—	67,916,557
Germany	—	177,102,223	—	177,102,223
Hong Kong	—	51,571,576	—	51,571,576
Indonesia	—	1,505,633	—	1,505,633
Ireland	13,790,839	—	—	13,790,839
Italy	—	9,996,235	—	9,996,235
Japan	—	133,387,211	—	133,387,211
Luxembourg	—	3,486,513	—	3,486,513
Netherlands	—	9,289,963	—	9,289,963
South Korea	—	86,408	—	86,408
Spain	11,066,603	6,589,106	—	17,655,709
Sweden	—	10,829,751	—	10,829,751
Switzerland	—	79,909,318	—	79,909,318
Taiwan	—	20,338,974	—	20,338,974
Thailand	—	1,569,394	—	1,569,394
United Kingdom	112,595,676	83,479,648	—	196,075,324
United States	91,207,551	—	—	91,207,551
Total Common Stocks	290,750,727	680,388,425	—	971,139,152
Total Equity Linked Security*	—	18,621,828	—	18,621,828
Total Preferred Stock*	—	17,850,948	—	17,850,948
Total Short-Term Investment*	—	28,438,774	—	28,438,774
Securities Lending Reinvestments
Repurchase Agreements	—	30,996,707	—	30,996,707
Time Deposits	—	1,900,000	—	1,900,000
Total Securities Lending Reinvestments	—	32,896,707	—	32,896,707
Total Investments	$290,750,727	$778,196,682	$—	$1,068,947,409

Collateral for Securities Loaned (Liability)	$—	$(32,896,707)	$—	$(32,896,707)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $13,184,185 were due to the application of a systematic fair valuation model factor.

MIST-196

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (a)—95.6% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.6%
inVentiv Health, Inc. Incremental Term Loan B3, 7.750%, 05/15/18	1,543,450	$1,547,309
Term Loan B4, 7.750%, 05/15/18	2,681,243	2,689,622
J.D. Power & Associates 1st Lien Term Loan, 5.250%, 09/07/23	700,000	707,000

		4,943,931

Aerospace/Defense—2.4%
BE Aerospace, Inc. Term Loan B, 3.787%, 12/16/21	938,182	948,639
Flying Fortress, Inc. Term Loan, 3.588%, 04/30/20	2,729,167	2,747,930
Silver II U.S. Holdings LLC Term Loan, 4.000%, 12/13/19	5,335,643	5,002,166
TransDigm, Inc. Extended Term Loan F, 3.750%, 06/09/23	3,328,980	3,332,103
Term Loan C, 3.821%, 02/28/20	4,804,881	4,813,558
Term Loan D, 3.832%, 06/04/21	1,759,500	1,761,287
Wesco Aircraft Hardware Corp. Term Loan A, 09/23/21 (b)	950,000	948,219

		19,553,902

Auto Components—1.5%
CS Intermediate Holdco 2 LLC Term Loan B, 4.000%, 04/04/21	2,504,231	2,520,403
Dayco Products LLC Term Loan B, 5.250%, 12/12/19	979,900	984,799
Federal-Mogul Holdings Corp. Term Loan C, 4.750%, 04/15/21	4,214,000	4,082,312
MPG Holdco I, Inc. Term Loan B, 3.750%, 10/20/21	4,064,563	4,079,805
Visteon Corp. Delayed Draw Term Loan B, 3.546%, 04/09/21	685,417	688,701

		12,356,020

Auto Manufacturers—0.6%
FCA U.S. LLC Term Loan B, 3.250%, 12/31/18	2,460,873	2,466,577
Term Loan B, 3.500%, 05/24/17	2,764,452	2,773,091

		5,239,668

Auto Parts & Equipment—0.9%
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 3.860%, 04/30/19	3,650,000	3,678,353
Horizon Global Corp. Term Loan B, 8.500%, 06/30/21	843,750	852,187
TI Group Automotive Systems LLC Term Loan, 4.500%, 06/30/22	1,683,000	1,691,402
Tower Automotive Holdings USA LLC Term Loan, 4.000%, 04/23/20	1,247,436	1,248,216

		7,470,158

Beverages—0.4%
Flavors Holdings, Inc. 1st Lien Term Loan, 6.750%, 04/03/20	720,000	612,000
Keurig Green Mountain, Inc. Term Loan B, 5.250%, 03/03/23	991,515	1,005,892
Oak Tea, Inc. Term Loan B1, 4.250%, 07/02/22	1,784,707	1,809,247

		3,427,139

Biotechnology—0.1%
AMAG Pharmaceuticals, Inc. 1st Lien Term Loan, 4.750%, 08/13/21	1,021,250	1,023,803

Building Materials—0.7%
CPG International, Inc. Term Loan, 4.750%, 09/30/20	1,950,994	1,957,091
GCP Applied Technologies, Inc. Term Loan B, 4.088%, 02/03/22	547,250	555,459
Henry Co. LLC Term Loan B, 09/28/23 (b)	300,000	301,500
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.000%, 09/28/20	1,095,346	1,104,816
Summit Materials Cos. I LLC Term Loan B, 4.000%, 07/17/22	1,612,150	1,619,959
Tank Holding Corp. Term Loan, 5.250%, 03/16/22	707,818	689,237

		6,228,062

Capital Markets—1.2%
Armor Holding II LLC 1st Lien Term Loan, 5.750%, 06/26/20	2,115,689	2,080,426
Corporate Capital Trust, Inc. Term Loan B, 4.125%, 05/20/19	1,146,184	1,147,616
Guggenheim Partners LLC Term Loan, 4.477%, 07/22/20	1,705,084	1,714,677
Medley LLC Term Loan, 6.500%, 06/15/19 (c) (d)	373,750	385,374
NXT Capital, Inc. 6.250%, 09/04/18	1,760,974	1,765,378
Term Loan B, 6.250%, 09/04/18	1,253,106	1,256,238
Salient Partners L.P. Term Loan, 9.500%, 05/19/21	765,333	732,807
Sheridan Investment Partners II L.P. Term Loan A, 4.340%, 12/16/20	99,389	62,118
Term Loan B, 4.340%, 12/16/20	713,970	446,231
Term Loan M, 4.340%, 12/16/20	37,067	23,167

		9,614,032

Chemicals—4.9%
Aruba Investments, Inc. Term Loan B, 4.500%, 02/02/22	297,724	297,163
Axalta Coating Systems U.S. Holdings, Inc. Term Loan, 3.750%, 02/01/20	4,206,253	4,238,128
Emerald Performance Materials LLC 1st Lien Term Loan, 4.500%, 08/01/21	480,909	483,514

MIST-197

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Flint Group GmbH Term Loan C, 4.500%, 09/07/21	139,023	$139,023
Flint Group U.S. LLC 1st Lien Term Loan B2, 4.500%, 09/07/21	840,977	837,823
Gemini HDPE LLC Term Loan B, 4.750%, 08/07/21	1,923,481	1,939,110
Huntsman International LLC Incremental Term Loan, 3.750%, 10/01/21	2,014,125	2,026,276
Term Loan B, 4.250%, 04/01/23	522,375	526,619
Ineos U.S. Finance LLC Term Loan, 3.750%, 05/04/18	6,505,984	6,531,058
Term Loan, 4.250%, 03/31/22	689,495	692,881
Kraton Polymers LLC Term Loan B, 6.000%, 01/06/22	2,125,000	2,143,097
Kronos Worldwide, Inc. Term Loan, 4.000%, 02/18/20	316,875	309,349
MacDermid, Inc. 1st Lien Term Loan, 5.500%, 06/07/20	2,268,726	2,276,703
Term Loan B2, 5.500%, 06/07/20	589,500	591,184
Term Loan B3, 5.500%, 06/07/20	519,750	522,442
Minerals Technologies, Inc. Term Loan B1, 3.750%, 05/09/21	1,141,506	1,149,345
Orion Engineered Carbons GmbH Term Loan, 3.838%, 07/25/21	484,813	486,782
OXEA Finance LLC Term Loan B2, 4.250%, 01/15/20	1,117,752	1,067,453
PolyOne Corp. Term Loan B, 3.500%, 11/11/22	970,184	976,552
PQ Corp. Term Loan, 5.750%, 11/04/22	2,169,563	2,187,190
Sonneborn LLC Term Loan, 4.750%, 12/10/20	354,471	355,578
Sonneborn Refined Products B.V. Term Loan, 4.750%, 12/10/20	62,554	62,749
Tata Chemicals North America, Inc. Term Loan B, 3.750%, 08/07/20	916,755	915,610
Trinseo Materials Operating SCA Term Loan B, 4.250%, 11/05/21	1,308,438	1,315,634
Tronox Pigments (Netherlands) B.V. Term Loan, 4.500%, 03/19/20	4,423,790	4,385,081
Unifrax Corp. Term Loan, 4.250%, 11/28/18	218,408	217,316
Univar, Inc. Term Loan, 4.250%, 07/01/22	3,242,250	3,247,655
Versum Materials, Inc. Term Loan, 09/20/23 (b)	600,000	604,313

		40,525,628

Coal—0.6%
Arch Coal, Inc. Delayed Draw Term Loan, 5.000%, 01/31/17 (e)	650,000	652,844
Term Loan B, 7.500%, 05/16/18	2,751,676	2,098,153
Murray Energy Corp. Term Loan B1, 7.750%, 04/16/17	295,097	285,875
Term Loan B2, 8.250%, 04/16/20	1,929,137	1,651,824

		4,688,696

Commercial Services—5.2%
Acosta Holdco, Inc. Term Loan, 4.250%, 09/26/21	2,742,147	2,618,750
Albany Molecular Research, Inc. Term Loan B, 5.750%, 07/16/21	1,391,237	1,401,671
Brickman Group, Ltd. LLC 1st Lien Term Loan, 4.000%, 12/18/20	875,300	874,128
Bright Horizons Family Solutions, Inc. Term Loan B, 3.750%, 01/30/20	1,447,368	1,455,510
Ceridian LLC Term Loan, 4.500%, 09/15/20	589,605	578,796
Garda World Security Corp. Delayed Draw Term Loan, 4.004%, 11/06/20	716,153	709,887
Term Loan B, 4.004%, 11/06/20	3,367,211	3,337,748
Global Payments, Inc. Term Loan B, 4.024%, 04/22/23	648,375	655,568
Hertz Corp. (The) Term Loan B, 3.500%, 06/30/23	1,022,438	1,030,654
IAP Worldwide Services, Inc. 2nd Lien Term Loan, 8.000%, 07/18/19 (c) (d)	335,467	268,373
Revolver, 2.300%, 07/18/18 (c) (d) (e)	248,024	232,746
IPC Corp. Term Loan B, 5.500%, 08/06/21	1,674,500	1,590,775
Jaguar Holding Co. II Term Loan B, 4.250%, 08/18/22	5,712,887	5,737,880
KAR Auction Services, Inc. Term Loan B2, 4.063%, 03/11/21	4,562,266	4,590,780
Live Nation Entertainment, Inc. Term Loan B1, 3.590%, 08/16/20	2,641,912	2,657,600
LSC Communications, Inc. Term Loan B, 09/26/22 (b)	1,175,000	1,163,250
Merrill Communications LLC Term Loan, 6.250%, 06/01/22	618,292	581,194
Monitronics International, Inc. Term Loan B2, 6.500%, 09/22/22	3,116,941	3,109,149
Prime Security Services Borrower LLC Incremental Term Loan B1, 4.750%, 05/02/22	2,094,750	2,118,643
Rent-A-Center, Inc. Term Loan B, 3.836%, 03/19/21	470,250	465,253
ServiceMaster Co. Term Loan B, 4.250%, 07/01/21	2,674,977	2,707,160
SGS Cayman L.P. Term Loan B, 6.000%, 04/23/21	198,926	198,180
SunEdison Semiconductor B.V. 1st Lien Term Loan, 6.500%, 05/27/19	670,610	672,286
Weight Watchers International, Inc. Term Loan B2, 4.000%, 04/02/20	4,931,614	3,770,628

		42,526,609

Computers—1.2%
Avast Software B.V. Term Loan B, 07/19/22 (b)	1,950,000	1,963,001

MIST-198

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
MTS Systems Corp. Term Loan B, 5.000%, 07/05/23	1,300,000	$1,313,000
SkillSoft Corp. 1st Lien Term Loan, 5.750%, 04/28/21	3,955,000	3,502,152
Smart Technologies ULC Term Loan, 12.500%, 01/31/18 (c) (d)	472,656	479,368
TNS, Inc. 1st Lien Term Loan, 5.000%, 02/14/20	816,745	822,871
Western Digital Corp. Term Loan B1, 4.500%, 04/29/23	2,174,550	2,201,053

		10,281,445

Construction Materials—0.2%
Fairmount Santrol, Inc. Extended Term Loan B1, 4.500%, 07/15/18	195,000	184,275
Term Loan B2, 4.500%, 09/05/19	1,964,250	1,764,757

		1,949,032

Cosmetics/Personal Care—0.4%
Coty, Inc. Term Loan B, 3.750%, 10/27/22	820,875	824,637
Galleria Co. Term Loan B, 3.750%, 01/26/23	1,675,000	1,685,448
Revlon Consumer Products Corp. Term Loan B, 4.250%, 09/07/23	525,000	527,063

		3,037,148

Distribution/Wholesale—0.1%
ABC Supply Co., Inc. Term Loan, 3.500%, 04/16/20	1,258,336	1,263,157

Distributors—0.0%
PFS Holding Corp. 1st Lien Term Loan, 4.500%, 01/31/21	243,750	229,125

Diversified Consumer Services—0.2%
Coinamatic Canada, Inc. 1st Lien Term Loan, 4.250%, 05/14/22	44,150	44,260
KUEHG Corp. 1st Lien Term Loan, 6.000%, 08/13/22	1,113,750	1,122,103
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan, 4.250%, 05/14/22	252,099	252,730

		1,419,093

Diversified Financial Services—3.1%
AlixPartners LLP Term Loan B, 4.500%, 07/28/22	594,000	596,104
Altisource Solutions S.a.r.l. Term Loan B, 4.500%, 12/09/20	429,377	403,615
Aretec Group, Inc. 2nd Lien Term Loan, 2.000%, 05/23/21	2,943,333	2,295,799
Term Loan, 8.000%, 05/25/23	1,077,358	1,078,704
Astro AB Borrower, Inc. 1st Lien Term Loan, 5.500%, 04/30/22	298,455	298,828

Diversified Financial Services—(Continued)
Citco Funding LLC Term Loan, 4.250%, 06/29/18	2,377,464	2,385,637
Clipper Acquisitions Corp. Term Loan B, 3.089%, 02/06/20	1,470,645	1,469,726
Delos Finance S.a.r.l. Term Loan B, 3.588%, 03/06/21	2,675,000	2,696,066
Grosvenor Capital Management Holdings LLP Term Loan B, 3.750%, 01/04/21	2,765,028	2,751,203
Harbourvest Partners LLC Term Loan, 3.250%, 02/04/21	697,894	693,823
LPL Holdings, Inc. Extended Term Loan B, 4.250%, 03/29/21	2,365,307	2,383,047
MIP Delaware LLC Term Loan B1, 4.000%, 03/09/20	265,957	266,788
Nord Anglia Education Finance LLC Term Loan, 5.000%, 03/31/21	2,160,602	2,171,405
Ocwen Financial Corp. Term Loan, 5.500%, 02/15/18	978,602	978,602
PGX Holdings, Inc. 1st Lien Term Loan, 5.750%, 09/29/20	524,071	524,399
Walker & Dunlop, Inc. Term Loan B, 5.250%, 12/11/20	670,412	672,088
Walter Investment Management Corp. Term Loan, 4.750%, 12/19/20	4,048,888	3,724,977

		25,390,811

Electric—2.0%
Calpine Construction Finance Co. L.P. Term Loan B1, 3.090%, 05/03/20	991,688	987,040
Term Loan B2, 3.340%, 01/31/22	994,809	988,840
Calpine Corp. Term Loan B5, 3.590%, 05/27/22	4,179,650	4,195,975
Dayton Power & Light Co. (The) Term Loan B, 4.000%, 08/24/22	550,000	558,250
Dynegy Holdings, Inc. Term Loan B2, 4.000%, 04/23/20	3,941,798	3,958,224
Energy Future Intermediate Holding Co. LLC Term Loan, 4.250%, 12/19/16	1,725,000	1,732,188
Granite Acquisition, Inc. Term Loan B, 5.000%, 12/19/21	2,446,839	2,415,030
Term Loan C, 5.000%, 12/19/21	109,579	108,154
Invenergy Thermal Operating I LLC Term Loan B, 6.500%, 10/19/22	413,032	398,576
Longview Power LLC Term Loan B, 7.000%, 04/13/21	1,259,063	1,107,975

		16,450,252

Electrical Components & Equipment—0.3%
Electrical Components International, Inc. Term Loan B, 5.750%, 05/28/21	932,846	934,595
Pelican Products, Inc. Term Loan, 5.250%, 04/10/20	1,557,706	1,530,446

		2,465,041

MIST-199

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electronics—1.2%
EIG Investors Corp. Term Loan, 02/09/23 (b)	2,000,000	$1,866,250
Term Loan, 6.480%, 11/09/19	4,698,419	4,569,212
Excelitas Technologies Corp. 1st Lien Term Loan, 6.000%, 10/31/20	1,799,460	1,771,344
Fender Musical Instruments Corp. Term Loan B, 5.750%, 04/03/19	236,313	235,796
Sensus USA, Inc. Term Loan, 6.500%, 04/05/23	1,122,188	1,129,669

		9,572,271

Energy Equipment & Services—0.4%
EnergySolutions LLC Term Loan, 6.750%, 05/29/20	1,675,750	1,673,655
Seadrill Partners Finco LLC Term Loan B, 4.000%, 02/21/21	3,169,134	1,595,463

		3,269,118

Engineering & Construction—0.1%
Brock Holdings III, Inc. Term Loan B, 7.000%, 03/16/17	775,605	767,849

Entertainment—1.7%
Amaya Holdings B.V. 1st Lien Term Loan, 5.000%, 08/01/21	4,820,804	4,822,313
CDS U.S. Intermediate Holdings, Inc. 1st Lien Term Loan, 5.000%, 07/08/22	918,237	920,533
National CineMedia LLC Term Loan, 3.280%, 11/26/19	500,000	500,625
Scientific Games International, Inc. Term Loan B1, 6.000%, 10/18/20	3,452,375	3,467,172
SeaWorld Parks & Entertainment, Inc. Term Loan B2, 3.088%, 05/14/20	2,385,706	2,343,956
Seminole Hard Rock Entertainment, Inc. Term Loan B, 3.595%, 05/14/20	266,063	267,060
WMG Acquisition Corp. Term Loan, 3.750%, 07/01/20	1,795,999	1,796,842

		14,118,501

Environmental Control—0.3%
Darling International, Inc. Term Loan B, 3.250%, 01/06/21	731,250	734,449
GFL Environmental, Inc. Term Loan B, 09/23/23 (b)	800,000	801,500
Tervita Corp. Term Loan, 6.250%, 05/15/18	1,247,027	1,238,195

		2,774,144

Food—4.0%
AdvancePierre Foods, Inc. Term Loan, 4.500%, 06/02/23	2,337,404	2,355,177
Albertsons, LLC Term Loan B5, 4.750%, 12/21/22	1,496,250	1,511,025

Food—(Continued)
Albertson’s LLC Term Loan B4, 4.500%, 08/25/21	1,607,994	1,619,652
Term Loan B6, 4.750%, 06/22/23	4,066,523	4,109,730
Blue Buffalo Co., Ltd. Term Loan B3, 3.750%, 08/08/19	1,200,398	1,206,400
Centerplate, Inc. Term Loan A, 4.754%, 11/26/19	459,469	454,874
Clearwater Seafoods L.P. Term Loan B, 4.750%, 06/26/19	402,579	403,753
Del Monte Foods, Inc. 1st Lien Term Loan, 4.254%, 02/18/21	1,490,550	1,406,085
Dole Food Co., Inc. Term Loan B, 4.511%, 11/01/18	2,635,602	2,646,034
High Liner Foods, Inc. Term Loan B, 4.250%, 04/24/21	781,451	777,544
JBS USA LLC Incremental Term Loan, 3.750%, 09/18/20	1,552,000	1,552,000
Term Loan, 3.750%, 05/25/18	4,960,810	4,967,011
Term Loan B, 4.000%, 10/30/22	669,938	671,604
NPC International, Inc. Term Loan B, 4.750%, 12/28/18	2,061,294	2,070,312
Pinnacle Foods Finance LLC Incremental Term Loan H, 3.250%, 04/29/20	679,000	682,880
Supervalu, Inc. Term Loan B, 5.500%, 03/21/19	6,125,474	6,138,663

		32,572,744

Hand/Machine Tools—0.4%
Apex Tool Group LLC Term Loan B, 4.500%, 01/31/20	1,846,250	1,822,596
Milacron LLC Term Loan B, 4.250%, 09/28/20	1,155,479	1,161,603

		2,984,199

Healthcare-Products—2.8%
Alere, Inc. Term Loan B, 4.250%, 06/18/22	1,610,483	1,601,313
BSN Medical, Inc. Term Loan B1B, 4.000%, 08/28/19	544,144	541,423
CeramTec Acquisition Corp. Term Loan B2, 4.250%, 08/30/20	30,722	30,904
CHG Healthcare Services, Inc. Term Loan B, 4.750%, 06/07/23	1,915,375	1,929,570
Convatec, Inc. Term Loan, 4.250%, 06/15/20	2,938,619	2,951,917
DJO Finance LLC Term Loan, 4.250%, 06/08/20	3,423,793	3,362,808
Faenza Acquisition GmbH Term Loan B1, 4.250%, 08/30/20	277,166	278,812
Term Loan B3, 4.250%, 08/30/20	84,715	85,218
Greatbatch, Ltd. Term Loan B, 5.250%, 10/27/22	2,414,294	2,388,340

MIST-200

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Kinetic Concepts, Inc. Term Loan F1, 5.000%, 11/04/20	5,227,159	$5,278,887
Mallinckrodt International Finance S.A. Incremental Term Loan B1, 3.588%, 03/19/21	1,102,500	1,103,620
Term Loan B, 3.338%, 03/19/21	1,633,125	1,632,487
New Millennium HoldCo, Inc. Term Loan, 7.548%, 12/21/20	623,829	297,098
Sterigenics-Nordion Holdings LLC Term Loan B, 4.250%, 05/15/22	717,750	718,629
Tecomet, Inc. 1st Lien Term Loan, 5.750%, 12/05/21	1,080,750	1,070,618

		23,271,644

Healthcare-Services—6.2%
Acadia Healthcare Co., Inc. Term Loan B, 3.750%, 02/11/22	744,356	749,706
ADMI Corp. Term Loan B, 5.250%, 04/30/22	967,736	974,692
Alliance Healthcare Services, Inc. Term Loan B, 4.250%, 06/03/19	1,147,843	1,096,190
Ardent Legacy Acquisitions, Inc. Term Loan B, 6.500%, 08/04/21	495,000	495,000
CareCore National LLC Term Loan B, 5.500%, 03/05/21	3,128,047	3,077,217
Community Health Systems, Inc. Term Loan F, 4.083%, 12/31/18	1,767,893	1,760,379
Term Loan G, 3.750%, 12/31/19	2,272,079	2,231,370
Term Loan H, 4.000%, 01/27/21	2,614,573	2,571,759
Concentra, Inc. 1st Lien Term Loan, 4.001%, 06/01/22	495,680	496,300
CPI Buyer LLC 1st Lien Term Loan, 5.500%, 08/15/21	989,276	984,330
DaVita HealthCare Partners, Inc. Term Loan B, 3.500%, 06/24/21	3,128,000	3,150,484
Emdeon Business Services LLC Term Loan B2, 3.750%, 11/02/18	2,353,643	2,359,821
Envision Healthcare Corp. Term Loan, 4.250%, 05/25/18	5,710,668	5,726,132
Iasis Healthcare LLC Term Loan B2, 4.500%, 05/03/18	1,487,027	1,473,318
IMS Health, Inc. Term Loan, 3.500%, 03/17/21	3,117,642	3,133,879
Kindred Healthcare, Inc. Term Loan, 4.250%, 04/09/21	3,084,621	3,082,693
MMM Holdings, Inc. Term Loan, 9.750%, 12/12/17	1,174,829	1,077,906
MPH Acquisition Holdings LLC Term Loan B, 5.000%, 06/07/23	2,296,254	2,327,827
MSO of Puerto Rico, Inc. Term Loan, 9.750%, 12/12/17	854,094	783,632
National Mentor Holdings, Inc. Term Loan B, 4.250%, 01/31/21	1,051,809	1,054,602
National Surgical Hospitals, Inc. Term Loan, 4.500%, 06/01/22	1,492,443	1,482,650

Healthcare-Services—(Continued)
Onex Carestream Finance L.P. 1st Lien Term Loan, 5.000%, 06/07/19	2,154,404	2,005,211
Opal Acquisition, Inc. Term Loan B, 5.000%, 11/27/20	1,696,130	1,583,762
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.750%, 06/30/21	2,981,375	2,928,581
RadNet, Inc. Term Loan B, 4.769%, 07/01/23	1,425,000	1,425,891
Select Medical Corp. Term Loan B, 6.000%, 06/01/18	1,571,626	1,578,829
Steward Health Care System LLC Term Loan B, 6.750%, 04/12/20	1,306,125	1,306,909

		50,919,070

Hotels, Restaurants & Leisure—0.6%
1011778 B.C. Unlimited Liability Co. Term Loan B2, 3.750%, 12/10/21	4,670,012	4,705,504

Household Products/Wares—0.9%
KIK Custom Products, Inc. Term Loan B, 6.000%, 08/26/22	1,534,500	1,537,058
Libbey Glass, Inc. Term Loan B, 3.750%, 04/09/21	424,534	425,419
Prestige Brands, Inc. Term Loan B3, 3.526%, 09/03/21	600,423	603,378
Spectrum Brands, Inc. Term Loan, 3.503%, 06/23/22	1,542,951	1,550,956
Spin Holdco, Inc. Term Loan B, 4.250%, 11/14/19	3,082,042	3,066,151
Zep, Inc. Term Loan, 5.500%, 06/27/22	345,625	346,921

		7,529,883

Industrial Conglomerates—0.3%
IG Investment Holdings LLC Term Loan B, 6.000%, 10/29/21	2,217,571	2,234,203

Insurance—3.2%
Alliant Holdings I, Inc. Incremental Term Loan B2, 5.253%, 08/12/22	498,750	502,179
Term Loan B, 4.753%, 08/12/22	1,876,250	1,878,762
AmWINS Group LLC Term Loan B, 4.750%, 09/06/19	2,030,863	2,045,672
AssuredPartners, Inc. 1st Lien Term Loan, 5.750%, 10/21/22	893,697	900,027
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	1,575,000	1,568,306
Term Loan B1, 5.000%, 05/24/19	1,987,773	1,995,640
Term Loan B2, 4.338%, 07/08/20	908,438	911,276
Term Loan B4, 5.000%, 08/04/22	5,174,125	5,204,037
Camelot UK Holdco, Ltd. Term Loan B, 09/07/23 (b)	1,125,000	1,126,934
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan, 5.000%, 12/10/19	1,815,545	1,543,214

MIST-201

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Hub International, Ltd. Term Loan B, 4.000%, 10/02/20	2,789,109	$2,791,943
UFC Holdings LLC 1st Lien Term Loan, 5.000%, 08/18/23	2,000,000	2,016,428
USI, Inc. Term Loan B, 4.250%, 12/27/19	3,545,948	3,551,490

		26,035,908

Internet—2.8%
Ancestry.com, Inc. Term Loan B, 5.000%, 08/17/22	1,509,750	1,514,625
Ascend Learning LLC Term Loan B, 5.500%, 07/31/19	1,850,166	1,860,573
Getty Images, Inc. Term Loan B, 4.750%, 10/18/19	5,485,125	4,628,075
Go Daddy Operating Co. LLC Term Loan B, 4.250%, 05/13/21	5,616,761	5,652,921
Match Group, Inc. Term Loan B1, 5.500%, 11/16/22	536,250	540,942
RP Crown Parent LLC Term Loan, 6.000%, 12/21/18	3,574,594	3,573,353
Sabre, Inc. Term Loan B, 4.000%, 02/19/19	940,593	945,982
SurveyMonkey, Inc. Term Loan B, 6.250%, 02/05/19	520,589	516,685
Uber Technologies Term Loan B, 5.000%, 07/13/23	3,725,000	3,732,372

		22,965,528

Internet Software & Services—0.6%
Answers Corp. 1st Lien Term Loan, 6.250%, 10/03/21	1,105,313	580,289
Extreme Reach, Inc. 1st Lien Term Loan, 7.250%, 02/07/20	2,596,899	2,609,344
Sutherland Global Services, Inc. Term Loan B, 6.000%, 04/23/21	854,574	851,370
Travelport Finance (Luxembourg) S.a.r.l. Term Loan B, 5.000%, 09/02/21	1,153,690	1,159,819

		5,200,822

Leisure Products—0.7%
Bombardier Recreational Products, Inc. Term Loan B, 3.750%, 06/30/23	4,350,000	4,364,955
Steinway Musical Instruments, Inc. 1st Lien Term Loan, 4.750%, 09/19/19	1,655,802	1,622,686

		5,987,641

Leisure Time—0.6%
ClubCorp Club Operations, Inc. Term Loan, 4.000%, 12/15/22	1,850,000	1,858,961
LTF Merger Sub, Inc. Term Loan B, 4.250%, 06/10/22	1,357,813	1,361,066
SRAM LLC Term Loan B, 4.011%, 04/10/20	1,611,041	1,570,765

		4,790,792

Lodging—1.6%
Boyd Gaming Corp. Term Loan B, 4.000%, 08/14/20	144,611	145,458
Term Loan B2, 3.524%, 09/15/23	825,000	831,600
Caesars Entertainment Operating Co. Extended Term Loan B6, 0.000%, 03/01/17 (f)	1,358,460	1,489,212
CityCenter Holdings LLC Term Loan B, 4.250%, 10/16/20	657,397	662,464
Four Seasons Holdings, Inc. 1st Lien Term Loan, 3.588%, 06/27/20	674,552	678,065
Golden Nugget, Inc. Delayed Draw Term Loan, 4.500%, 11/21/19	135,375	136,179
Term Loan B, 4.500%, 11/21/19	315,875	317,751
Hilton Worldwide Finance LLC Term Loan B1, 3.500%, 10/26/20	396,615	398,846
Term Loan B2, 3.130%, 10/25/23	4,054,490	4,089,241
MGM Growth Properties Operating Partnership L.P. Term Loan B, 4.000%, 04/25/23	1,890,500	1,909,405
Playa Resorts Holding B.V. Term Loan B, 4.000%, 08/09/19	2,445,405	2,453,047
Tropicana Entertainment, Inc. Term Loan, 4.000%, 11/27/20	388,000	388,000

		13,499,268

Machinery—1.5%
Allison Transmission, Inc. Term Loan B, 3.250%, 09/08/22	1,024,925	1,033,253
CPM Holdings, Inc. Term Loan B, 6.000%, 04/11/22	769,044	773,850
Delachaux S.A. Term Loan B2, 4.500%, 10/28/21	422,838	409,624
Doosan Infracore International, Inc. Term Loan B, 4.500%, 05/28/21	804,481	814,537
Dynacast International LLC Term Loan B, 4.500%, 01/28/22	690,246	693,697
Gates Global, Inc. Term Loan B, 4.250%, 07/06/21	4,865,601	4,800,870
Global Brass & Copper, Inc. Term Loan B, 5.250%, 07/18/23	825,000	836,859
Paladin Brands Holding, Inc. Term Loan B, 7.250%, 08/16/19	1,233,084	1,119,024
Zebra Technologies Corp. Term Loan B, 4.089%, 10/27/21	1,738,636	1,760,776

		12,242,490

Machinery-Diversified—1.1%
Aspen Merger Sub, Inc. 1st Lien Term Loan, 09/21/23 (b)	450,000	453,941
EWT Holdings III Corp. 1st Lien Term Loan, 4.750%, 01/15/21	1,620,952	1,625,004
1st Lien Term Loan, 5.500%, 01/15/21	572,125	574,986
Gardner Denver, Inc. Term Loan, 4.250%, 07/30/20	3,078,048	2,988,785

MIST-202

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Manitowoc Foodservice, Inc. Term Loan B, 5.750%, 03/03/23	928,205	$941,537
PRA Holdings, Inc. 1st Lien Term Loan, 4.500%, 09/23/20	2,662,361	2,677,813

		9,262,066

Marine—0.2%
Drillships Ocean Ventures, Inc. Term Loan B, 5.500%, 07/25/21	429,000	298,870
Stena International S.a.r.l. Term Loan B, 4.240%, 03/03/21	1,657,500	1,410,947

		1,709,817

Media—5.2%
ALM Media Holdings, Inc. 1st Lien Term Loan, 5.500%, 07/31/20 (c) (d)	403,750	395,877
Altice U.S. Finance I Corp. Extended Term Loan, 4.250%, 12/14/22	1,856,441	1,870,132
AMC Entertainment, Inc. Term Loan, 4.000%, 12/15/22	2,084,250	2,103,231
AP NMT Acquisition B.V. 1st Lien Term Loan, 6.750%, 08/13/21	1,155,070	1,033,788
Atlantic Broadband Finance LLC Term Loan B, 3.250%, 11/30/19	712,189	713,435
Block Communications, Inc. Term Loan B, 4.088%, 11/07/21	2,215,427	2,227,888
Charter Communications Operating LLC Term Loan E, 3.000%, 07/01/20	1,281,938	1,286,656
Term Loan I, 3.500%, 01/24/23	2,064,625	2,080,252
Crossmark Holdings, Inc. 1st Lien Term Loan, 4.500%, 12/20/19	1,421,985	931,400
Cumulus Media Holdings, Inc. Term Loan, 4.250%, 12/23/20	4,395,366	3,087,745
Entercom Radio LLC Term Loan B, 4.013%, 11/23/18	330,000	330,578
Entravision Communications Corp. Term Loan, 3.500%, 05/31/20	1,840,667	1,842,200
Gray Television, Inc. Term Loan B, 3.938%, 06/13/21	244,833	246,393
Hubbard Radio LLC Term Loan B, 4.250%, 05/27/22	616,250	604,952
iHeartCommunications, Inc. Extended Term Loan E, 8.024%, 07/30/19	425,533	327,394
Term Loan D, 7.274%, 01/30/19	1,323,104	1,019,065
Information Resources, Inc. Term Loan B, 4.750%, 09/30/20	1,951,949	1,957,279
Kasima LLC Term Loan B, 3.335%, 05/17/21	488,971	490,041
Mediacom Illinois LLC Term Loan G, 3.500%, 06/30/21	465,500	468,506
MGOC, Inc. Term Loan B, 4.000%, 07/31/20	1,260,438	1,262,670
MH Sub I LLC 1st Lien Term Loan, 4.750%, 07/08/21	785,367	787,330

Media—(Continued)
Mission Broadcasting, Inc. Term Loan B2, 3.750%, 10/01/20	1,251,768	1,253,871
Nexstar Broadcasting, Inc. Term Loan B2, 3.750%, 10/01/20	1,419,525	1,421,910
Numericable Group S.A. Term Loan B5, 4.564%, 07/31/22	372,188	374,242
Numericable U.S. LLC Term Loan B7, 5.002%, 01/15/24	822,938	830,910
Penton Media, Inc. Term Loan, 4.750%, 10/03/19	574,942	576,020
ProQuest LLC Term Loan B, 5.750%, 10/24/21	1,658,096	1,662,241
Raycom TV Broadcasting LLC Term Loan B, 3.750%, 08/04/21	2,966,807	2,961,245
Sinclair Television Group, Inc. Term Loan B, 3.000%, 04/09/20	458,402	460,005
Springer Science+Business Media DeutschlanGmbH Term Loan B9, 4.750%, 08/14/20	1,752,004	1,703,824
Univision Communications, Inc. Term Loan C4, 4.000%, 03/01/20	6,157,113	6,172,506

		42,483,586

Metal Fabricate/Hardware—1.6%
Ameriforge Group, Inc. 1st Lien Term Loan, 5.000%, 12/19/19	3,110,403	1,555,202
Rexnord LLC 1st Lien Term Loan B, 4.000%, 08/21/20	6,594,975	6,605,969
WireCo WorldGroup, Inc. 1st Lien Term Loan, 07/13/23 (b)	575,000	577,875
Zekelman Industries, Inc. Term Loan B, 6.000%, 06/14/21	4,343,788	4,414,374

		13,153,420

Mining—1.1%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 3.750%, 06/30/19	4,511,846	4,512,550
Neenah Foundry Co. Term Loan, 6.750%, 04/26/17	1,547,494	1,539,756
Noranda Aluminum Acquisition Corp. Term Loan B, 0.000%, 02/28/19 (f)	551,124	68,891
Novelis, Inc. Term Loan B, 4.000%, 06/02/22	2,641,563	2,656,421

		8,777,618

Miscellaneous Manufacturing—0.7%
Filtration Group Corp. 1st Lien Term Loan, 4.250%, 11/21/20	287,500	288,686
Husky Injection Molding Systems, Ltd. 1st Lien Term Loan, 4.250%, 06/30/21	2,729,806	2,728,525
RGIS Services LLC Term Loan C, 5.500%, 10/18/17	2,677,235	2,476,443

		5,493,654

MIST-203

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Multi-Utilities—0.1%
Lonestar Generation LLC Term Loan B, 5.474%, 02/22/21	538,958	$440,598

Office/Business Equipment—0.5%
CDW LLC Term Loan B, 3.000%, 08/04/23	4,207,152	4,222,053

Oil & Gas—2.3%
Bronco Midstream Funding LLC Term Loan B, 5.000%, 08/15/20	2,216,704	2,055,993
CITGO Holding, Inc. Term Loan B, 9.500%, 05/12/18	810,599	821,112
Citgo Petroleum Corp. Term Loan B, 4.500%, 07/29/21	2,429,184	2,417,799
Crestwood Holdings LLC Term Loan B1, 9.000%, 06/19/19	1,370,944	1,273,264
Emerald Expositions Holding, Inc. Term Loan B, 4.750%, 06/17/20	879,544	879,544
Fieldwood Energy LLC 1st Lien Last Out Term Loan, 8.375%, 09/30/20	297,370	215,593
1st Lien Term Loan, 3.875%, 10/01/18	1,051,437	925,265
1st Lien Term Loan, 8.000%, 08/31/20	225,000	186,469
2nd Lien Term Loan, 8.375%, 09/30/20	377,630	158,605
MEG Energy Corp. Term Loan, 3.750%, 03/31/20	6,255,214	5,826,732
Oxbow Carbon LLC Term Loan B, 4.250%, 07/19/19	504,013	504,643
Paragon Offshore Finance Co. Term Loan B, 5.250%, 07/18/21	839,375	209,145
Samson Investment Co. 2nd Lien Term Loan, 0.000%, 09/25/18 (f)	825,000	229,453
Sheridan Production Partners I LLC Term Loan B2, 4.250%, 10/01/19	1,879,116	1,216,727
Term Loan B2 I-A, 4.250%, 10/01/19	248,998	161,226
Term Loan B2 I-M, 4.250%, 10/01/19	152,090	98,478
Southcross Energy Partners L.P. 1st Lien Term Loan, 5.250%, 08/04/21	488,750	399,095
Southcross Holdings Borrower L.P. Term Loan B, 3.500%, 04/13/23	53,544	45,378
TPF II Power LLC Term Loan B, 5.000%, 10/02/21	1,258,540	1,274,272

		18,898,793

Packaging & Containers—2.5%
Berry Plastics Holding Corp. Term Loan G, 3.500%, 01/06/21	4,123,000	4,129,584
Term Loan H, 3.750%, 10/01/22	942,733	946,504
Hilex Poly Co. LLC Term Loan B, 6.000%, 12/05/21	2,610,250	2,633,907
Reynolds Group Holdings, Inc. Term Loan, 4.250%, 02/05/23	8,636,119	8,672,917
SIG Combibloc U.S. Acquisition, Inc. Term Loan, 4.000%, 03/13/22	2,687,828	2,694,787

Packaging & Containers—(Continued)
Signode Industrial Group U.S., Inc. Term Loan B, 3.750%, 05/01/21	898,333	898,895
TricorBraun, Inc. Term Loan B, 4.004%, 05/03/18	572,457	574,723

		20,551,317

Pharmaceuticals—3.3%
Akorn, Inc. Term Loan B, 5.250%, 04/16/21	895,627	906,822
Alkermes, Inc. Term Loan, 3.590%, 09/25/19	360,902	361,353
Amneal Pharmaceuticals LLC Term Loan, 4.501%, 11/01/19	4,455,260	4,466,398
Arbor Pharmaceuticals, Inc. Term Loan B, 6.000%, 06/28/23	1,600,000	1,608,000
Auris Luxembourg III S.a.r.l. Term Loan B4, 4.250%, 01/15/22	1,736,248	1,741,674
DPx Holdings B.V. Incremental Term Loan, 4.250%, 03/11/21	3,878,536	3,879,343
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 3.750%, 09/26/22	2,425,628	2,423,462
Horizon Pharma, Inc. Term Loan B, 4.500%, 05/07/21	520,676	518,073
Indivior Finance S.a.r.l. Term Loan B, 7.000%, 12/19/19	935,313	937,651
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.250%, 12/11/19	3,845,745	3,855,840
Term Loan B, 5.250%, 08/05/20	5,187,036	5,194,962
Term Loan B F1, 5.500%, 04/01/22	968,198	972,313

		26,865,891

Pipelines—0.3%
Energy Transfer Equity L.P. Term Loan, 3.292%, 12/02/19	1,825,000	1,810,628
Term Loan, 4.042%, 12/02/19	395,000	395,494

		2,206,122

Professional Services—0.2%
TransUnion LLC Term Loan B2, 3.588%, 04/09/21	1,496,169	1,502,983

Real Estate—1.4%
Americold Realty Operating Partnership L.P. Term Loan B, 5.750%, 12/01/22	423,938	428,177
Auction.com LLC Term Loan B, 5.530%, 05/12/19	1,034,250	1,040,714
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.250%, 11/04/21	3,564,975	3,568,319
MCS AMS Sub-Holdings LLC Term Loan B, 7.500%, 10/15/19	487,500	439,969
RE/MAX International, Inc. Term Loan B, 4.000%, 07/31/20	1,474,552	1,474,858
Realogy Corp. Term Loan B, 3.750%, 07/20/22	2,593,338	2,612,788

MIST-204

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
RHP Hotel Properties L.P. Term Loan B, 3.590%, 01/15/21	659,813	$664,658
Starwood Property Trust, Inc. Term Loan B, 3.500%, 04/17/20	1,041,254	1,042,339

		11,271,822

Real Estate Investment Trusts—0.5%
ESH Hospitality, Inc. Term Loan B, 3.750%, 08/30/23	1,275,000	1,285,815
Quality Care Properties, Inc. 1st Lien Term Loan, 09/12/22 (b)	2,525,000	2,515,531

		3,801,346

Retail—6.1%
Ascena Retail Group, Inc. Term Loan B, 5.250%, 08/21/22	2,072,529	2,006,652
Bass Pro Group LLC Term Loan, 4.000%, 06/05/20	1,137,853	1,138,551
David’s Bridal, Inc. Term Loan B, 5.000%, 10/11/19	1,615,044	1,527,562
Dollar Tree, Inc. Term Loan B3, 3.063%, 07/06/22	665,204	669,362
Evergreen Acqco 1 L.P. Term Loan, 5.000%, 07/09/19	1,464,956	1,347,027
General Nutrition Centers, Inc. Term Loan, 3.250%, 03/04/19	2,919,527	2,918,920
Harbor Freight Tools USA, Inc. Term Loan B, 4.000%, 08/19/23	2,550,000	2,567,304
J. Crew Group, Inc. Term Loan B, 4.000%, 03/05/21	3,178,616	2,523,595
Jo-Ann Stores, Inc. Term Loan, 4.000%, 03/16/18	2,578,817	2,581,504
Landry’s, Inc. Term Loan B, 10/04/23 (b)	2,500,000	2,515,625
Term Loan B, 4.000%, 04/24/18	1,843,572	1,848,181
Men’s Wearhouse, Inc. (The) Term Loan B, 4.500%, 06/18/21	884,385	880,516
Michaels Stores, Inc. Term Loan B1, 3.750%, 01/27/23	3,222,279	3,236,377
NBTY, Inc. Term Loan B, 5.000%, 05/05/23	3,665,813	3,685,670
Neiman Marcus Group, Inc. (The) Term Loan, 4.250%, 10/25/20	2,362,153	2,189,631
Party City Holdings, Inc. Term Loan B, 4.472%, 08/19/22	2,672,851	2,684,307
PetSmart, Inc. Term Loan B1, 4.250%, 03/11/22	4,764,688	4,779,577
Pier 1 Imports (U.S.), Inc. Term Loan B, 4.500%, 04/30/21	1,500,561	1,369,262
Pilot Travel Centers LLC Term Loan B, 3.274%, 05/25/23	1,457,920	1,469,036
Rite Aid Corp. 2nd Lien Term Loan, 5.750%, 08/21/20	450,000	451,898
Serta Simmons Holdings LLC Term Loan, 4.250%, 10/01/19	4,681,550	4,702,032

Retail—(Continued)
Toys “R” Us Property Co. I LLC Term Loan B, 6.000%, 08/21/19	2,110,586	2,005,057
Yum! Brands, Inc. 1st Lien Term Loan B, 3.281%, 06/16/23	972,563	981,767

		50,079,413

Semiconductors—1.8%
Avago Technologies Cayman, Ltd. Term Loan B3, 3.524%, 02/01/23	6,117,974	6,198,273
Cypress Semiconductor Corp. Term Loan B, 6.500%, 07/05/21	1,075,000	1,088,437
Entegris, Inc. Term Loan B, 3.500%, 04/30/21	295,427	297,088
Lattice Semiconductor Corp. Term Loan, 5.250%, 03/10/21	2,034,069	2,031,527
M/A-COM Technology Solutions Holdings, Inc. Term Loan, 4.500%, 05/07/21	787,985	794,880
Microsemi Corp. Term Loan B, 3.750%, 01/15/23	411,588	416,047
NXP B.V. Term Loan D, 3.338%, 01/11/20	2,061,250	2,072,201
Term Loan F, 3.405%, 12/07/20	893,111	898,484
ON Semiconductor Corp. Incremental Term Loan, 3.776%, 03/31/23	1,075,000	1,080,805

		14,877,742

Software—5.6%
Campaign Monitor Finance Pty, Ltd. 1st Lien Term Loan, 6.250%, 03/18/21	714,773	696,903
CCC Information Services, Inc. Term Loan, 4.000%, 12/20/19	2,315,401	2,317,573
Donnelley Financial Solutions, Inc. Term Loan B, 09/23/23 (b)	525,000	528,281
Eze Castle Software, Inc. 1st Lien Term Loan, 4.000%, 04/06/20	2,585,442	2,582,211
First Data Corp. Term Loan, 4.275%, 07/08/22	2,625,000	2,643,777
Global Healthcare Exchange LLC Term Loan B, 5.250%, 08/15/22	1,064,284	1,068,608
Hyland Software, Inc. Term Loan, 4.750%, 07/01/22	2,323,964	2,337,764
Infor (U.S.), Inc. Term Loan B3, 3.750%, 06/03/20	417,991	415,509
Term Loan B5, 3.750%, 06/03/20	8,138,282	8,090,323
Informatica Corp. Term Loan, 4.500%, 08/05/22	2,749,737	2,678,049
ION Trading Finance, Ltd. Term Loan B1, 4.250%, 08/11/23	2,805,574	2,810,834
Kronos, Inc. Incremental Term Loan, 4.500%, 10/30/19	5,635,572	5,659,348
MA FinanceCo. LLC Term Loan B, 4.502%, 11/20/21	978,585	985,312
Term Loan C, 4.502%, 11/20/19	984,375	988,271
Magic Newco LLC 1st Lien Term Loan, 5.000%, 12/12/18	2,168,566	2,176,427

MIST-205

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Mitel U.S. Holdings, Inc. Term Loan, 5.500%, 04/29/22	672,328	$677,510
Renaissance Learning, Inc. 1st Lien Term Loan, 4.500%, 04/09/21	1,740,474	1,737,572
SS&C Technologies, Inc. Term Loan B1, 4.000%, 07/08/22	1,760,353	1,776,071
Term Loan B2, 4.000%, 07/08/22	218,760	220,713
Veritas U.S., Inc. Term Loan B1, 6.625%, 01/27/23	2,220,097	2,080,415
Vertafore, Inc. 1st Lien Term Loan, 4.750%, 06/30/23	2,275,000	2,285,131
Wall Street Systems Delaware, Inc. Term Loan B, 4.750%, 08/23/23	1,183,424	1,189,341

		45,945,943

Telecommunications—4.1%
CommScope, Inc. Term Loan B4, 3.539%, 01/14/18	623,512	625,266
Term Loan B5, 3.750%, 12/29/22	940,500	948,429
Consolidated Communications, Inc. Term Loan B, 09/30/23 (b)	400,000	403,126
CSC Holdings LLC Term Loan B, 5.000%, 10/09/22	3,740,625	3,754,652
Intelsat Jackson Holdings S.A. Term Loan B2, 3.750%, 06/30/19	8,125,000	7,756,475
MCC Iowa LLC Term Loan H, 3.250%, 01/29/21	919,125	923,290
Term Loan J, 3.750%, 06/30/21	830,875	835,159
Syniverse Holdings, Inc. Term Loan, 4.000%, 04/23/19	1,711,767	1,517,767
Term Loan B, 4.000%, 04/23/19	1,849,765	1,640,125
Telenet International Finance S.a.r.l. Term Loan AD, 4.357%, 06/30/24	825,000	833,508
Telesat Canada Term Loan B2, 3.500%, 03/28/19	3,567,665	3,577,676
UPC Financing Partnership Term Loan AN, 4.080%, 08/31/24	3,250,000	3,267,774
Virgin Media Investment Holdings, Ltd. Term Loan F, 3.649%, 06/30/23	4,773,094	4,797,953
Windstream Corp. Term Loan B5, 3.500%, 08/08/19	864,309	862,869
Ziggo Financing Partnership Term Loan B1, 3.652%, 01/15/22	961,447	961,297
Term Loan B2A, 3.652%, 01/15/22	569,787	569,698
Term Loan B3, 3.701%, 01/15/22	177,049	177,021

		33,452,085

Trading Companies & Distributors—0.1%
Solenis International L.P. 1st Lien Term Loan, 4.250%, 07/31/21	294,000	293,490
STS Operating, Inc. Term Loan, 4.750%, 02/12/21	309,771	278,019

		571,509

Transportation—0.2%
Atlantic Aviation FBO, Inc. Term Loan B, 5.000%, 06/01/20	630,055	632,418
Kenan Advantage Group, Inc. Strip Delayed Draw Term Loan, 1.500%, 01/31/17 (e)	40,351	40,238
Term Loan, 4.000%, 07/31/22	575,733	574,114
Term Loan B, 4.000%, 07/31/22	177,933	177,432

		1,424,202

Wireless Telecommunication Services—0.2%
SBA Senior Finance II LLC Term Loan B1, 3.340%, 03/24/21	1,930,563	1,935,790

Total Floating Rate Loans (Cost $798,052,521)		784,452,101

Common Stocks—0.2%

Capital Markets—0.0%
RCS Capital Corp. (g) (h)	35,138	263,537

Coal—0.1%
Contura Energy, Inc. (g) (h)	21,959	691,708

Commercial Services—0.1%
IAP Worldwide Services LLC (c) (d) (g) (h)	44	513,705

Gas Utilities—0.0%
Southcross Holding GP LLC (g) (h)	59	0
Southcross Holding L.P. - Class A (g) (h)	59	21,977

		21,977

Health Care Providers & Services—0.0%
Millennium Health LLC (g) (h)	31,600	20,935

Total Common Stocks (Cost $899,681)		1,511,862

Preferred Stocks—0.0%

Oil, Gas & Consumable Fuels—0.0%
Alpha Natural Resources Holdings, Inc. (g) (h)	16,313	8,096
ANR, Inc. (g) (h)	16,313	52,365

Total Preferred Stocks (Cost $30,994)		60,461

Corporate Bonds & Notes—0.0%

Aerospace/Defense—0.0%
Erickson Air-Crane, Inc. 6.000%, 11/02/20 (c) (d) (Cost $40,193)	47,232	11,884

MIST-206

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investment—5.6%

Security Description	Principal Amount*	Value

Repurchase Agreement—5.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $45,671,078 on 10/03/16, collateralized by $44,210,000 U.S. Treasury Note at 2.125% due 06/30/22 with a value of $46,586,288.	45,670,964	$45,670,964

Total Short-Term Investments (Cost $45,670,964)		45,670,964

Total Investments—101.4% (Cost $844,694,353)		831,707,272
Unfunded Loan Commitments—(0.1)% (Cost $(888,770))		(888,770)
Net Investments—101.3% (Cost $843,805,583) (i)		830,818,502
Other assets and liabilities (net)—(1.3)%		(10,504,451)

Net Assets—100.0%		$820,314,051

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	This loan will settle after September 30, 2016, at which time the interest rate will be determined.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.3% of net assets.
(d)	Illiquid security. As of September 30, 2016, these securities represent 0.3% of net assets.
(e)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Non-income producing security.
(h)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(i)	As of September 30, 2016, the aggregate cost of investments was $843,805,583. The aggregate unrealized appreciation and depreciation of investments were $5,700,809 and $(18,687,890), respectively, resulting in net unrealized depreciation of $(12,987,081).

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$4,943,931	$—	$4,943,931
Aerospace/Defense	—	19,553,902	—	19,553,902
Auto Components	—	12,356,020	—	12,356,020
Auto Manufacturers	—	5,239,668	—	5,239,668

MIST-207

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Auto Parts & Equipment	$—	$7,470,158	$—	$7,470,158
Beverages	—	3,427,139	—	3,427,139
Biotechnology	—	1,023,803	—	1,023,803
Building Materials	—	6,228,062	—	6,228,062
Capital Markets	—	9,228,658	385,374	9,614,032
Chemicals	—	40,525,628	—	40,525,628
Coal (Less Unfunded Loan Commitments of $650,000)	—	4,038,696	—	4,038,696
Commercial Services (Less Unfunded Loan Commitments of $198,419)	—	42,025,490	302,700	42,328,190
Computers	—	9,802,077	479,368	10,281,445
Construction Materials	—	1,949,032	—	1,949,032
Cosmetics/Personal Care	—	3,037,148	—	3,037,148
Distribution/Wholesale	—	1,263,157	—	1,263,157
Distributors	—	229,125	—	229,125
Diversified Consumer Services	—	1,419,093	—	1,419,093
Diversified Financial Services	—	25,390,811	—	25,390,811
Electric	—	16,450,252	—	16,450,252
Electrical Components & Equipment	—	2,465,041	—	2,465,041
Electronics	—	9,572,271	—	9,572,271
Energy Equipment & Services	—	3,269,118	—	3,269,118
Engineering & Construction	—	767,849	—	767,849
Entertainment	—	14,118,501	—	14,118,501
Environmental Control	—	2,774,144	—	2,774,144
Food	—	32,572,744	—	32,572,744
Hand/Machine Tools	—	2,984,199	—	2,984,199
Healthcare-Products	—	23,271,644	—	23,271,644
Healthcare-Services	—	50,919,070	—	50,919,070
Hotels, Restaurants & Leisure	—	4,705,504	—	4,705,504
Household Products/Wares	—	7,529,883	—	7,529,883
Industrial Conglomerates	—	2,234,203	—	2,234,203
Insurance	—	26,035,908	—	26,035,908
Internet	—	22,965,528	—	22,965,528
Internet Software & Services	—	5,200,822	—	5,200,822
Leisure Products	—	5,987,641	—	5,987,641
Leisure Time	—	4,790,792	—	4,790,792
Lodging	—	13,499,268	—	13,499,268
Machinery	—	12,242,490	—	12,242,490
Machinery-Diversified	—	9,262,066	—	9,262,066
Marine	—	1,709,817	—	1,709,817
Media	—	42,087,709	395,877	42,483,586
Metal Fabricate/Hardware	—	13,153,420	—	13,153,420
Mining	—	8,777,618	—	8,777,618
Miscellaneous Manufacturing	—	5,493,654	—	5,493,654
Multi-Utilities	—	440,598	—	440,598
Office/Business Equipment	—	4,222,053	—	4,222,053
Oil & Gas	—	18,898,793	—	18,898,793
Packaging & Containers	—	20,551,317	—	20,551,317
Pharmaceuticals	—	26,865,891	—	26,865,891
Pipelines	—	2,206,122	—	2,206,122
Professional Services	—	1,502,983	—	1,502,983
Real Estate	—	11,271,822	—	11,271,822
Real Estate Investment Trusts	—	3,801,346	—	3,801,346
Retail	—	50,079,413	—	50,079,413
Semiconductors	—	14,877,742	—	14,877,742
Software	—	45,945,943	—	45,945,943
Telecommunications	—	33,452,085	—	33,452,085
Trading Companies & Distributors	—	571,509	—	571,509
Transportation (Less Unfunded Loan Commitments of $40,351)	—	1,383,851	—	1,383,851

MIST-208

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$—	$1,935,790	$—	$1,935,790
Total Floating Rate Loans (Less Unfunded Loan Commitments)	—	782,000,012	1,563,319	783,563,331
Common Stocks
Capital Markets	—	263,537	—	263,537
Coal	691,708	—	—	691,708
Commercial Services	—	—	513,705	513,705
Gas Utilities	—	21,977	—	21,977
Health Care Providers & Services	—	20,935	—	20,935
Total Common Stocks	691,708	306,449	513,705	1,511,862
Total Preferred Stocks*	60,461	—	—	60,461
Total Corporate Bonds & Notes*	—	—	11,884	11,884
Total Short-Term Investment*	—	45,670,964	—	45,670,964
Total Net Investments	$752,169	$827,977,425	$2,088,908	$830,818,502

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Apprec iation/ (Deprec iation)	Purchases	Sales		Transfers out of Level 3	Unfunded Loan Commit ments	Balance as of September 30, 2016	Change in Unrealized Apprecia tion/ (Deprecia tion) from Investments Still Held at September 30, 2016
Floating Rate Loans
Capital Markets	$2,367,223	$4,263	$(660,149)	$783,882	$286,000	$(2,395,845	) (a)	$—	$—	$385,374	$2,712
Commercial Services	724,793	10,072	314	26	—	(2,574	) (a)	(231,512)	(198,419)	302,700	26
Computers	502,543	4,217	831	18,652	—	(46,875	) (a)	—	—	479,368	18,652
Healthcare-Products	989,855	—	—	—	—	—		(989,855)	—	—	—
Lodging	147,553	18,107	(397,337)	570,170	—	(338,493	) (a)	—	—	—	—
Media	371,700	520	55	31,571	—	(7,969	) (a)	—	—	395,877	31,571
Preferred Stocks
Commercial Services	46,454	—	(244,124)	197,670	—	0		—	—	—	—
Common Stocks
Commercial Services	92,744	—	(132,863)	553,824	—	—		—	—	513,705	420,962
Health Care Providers & Services	274,288	—	—	—	—	—		(274,288)	—	—	—
Corporate Bonds & Notes
Aerospace/ Defense	24,108	1,085	1,309	(6,404)	—	(8,214	) (a)	—	—	11,884	(6,404)

	$5,541,261	$38,264	$(1,431,964)	$2,149,391	$286,000	$(2,799,970)		$(1,495,655)	$(198,419)	$2,088,908	$467,519

(a)	Sales include principal reductions

Floating Rate Loans in the amount of $1,221,367 and Common Stock in the amount of $274,288 transferred out of level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-209

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—43.7% of Net Assets

Security Description	Principal Amount*	Value

Agriculture—0.6%
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,100,000	$3,200,648
Reynolds American, Inc. 2.300%, 06/12/18	3,200,000	3,246,531

		6,447,179

Auto Manufacturers—0.9%
Fiat Chrysler Automobiles NV 4.500%, 04/15/20	2,000,000	2,055,000
Ford Motor Credit Co. LLC 2.597%, 11/04/19	3,000,000	3,047,052
3.157%, 08/04/20	5,000,000	5,153,235

		10,255,287

Auto Parts & Equipment—0.4%
Delphi Automotive plc 3.150%, 11/19/20	4,500,000	4,659,444

Banks—14.2%
ANZ New Zealand International, Ltd. 2.850%, 08/06/20 (144A)	4,600,000	4,737,903
Banca Monte dei Paschi di Siena S.p.A. 2.875%, 04/16/21 (EUR)	4,100,000	5,082,048
Banco Comercial Portugues S.A. 4.750%, 06/22/17 (EUR)	1,800,000	2,087,838
Bank of America Corp. 1.720%, 01/15/19 (a)	6,600,000	6,642,306
2.600%, 01/15/19	2,500,000	2,548,792
2.650%, 04/01/19	1,500,000	1,532,792
Bank of New York Mellon Corp. (The) 1.674%, 08/17/20 (a)	3,900,000	3,951,640
Bankinter S.A. 1.750%, 06/10/19 (EUR)	3,800,000	4,451,515
BB&T Corp. 2.050%, 06/19/18	1,000,000	1,010,204
Citigroup, Inc. 1.431%, 04/08/19 (a)	1,600,000	1,602,160
2.400%, 02/18/20	4,600,000	4,657,514
Credit Suisse AG 1.315%, 05/26/17 (a)	3,900,000	3,900,998
Depfa ACS Bank 1.650%, 12/20/16 (JPY)	350,000,000	3,462,389
2.125%, 10/13/17 (CHF)	2,750,000	2,890,118
Deutsche Bank AG 2.121%, 08/20/20 (a)	3,700,000	3,492,626
Goldman Sachs Group, Inc. (The) 2.050%, 09/15/20 (a)	8,700,000	8,749,225
HSBC Holdings plc 3.400%, 03/08/21	1,500,000	1,551,392
HSBC USA, Inc. 2.000%, 08/07/18	4,600,000	4,624,950
Industrial & Commercial Bank of China, Ltd. 3.231%, 11/13/19	2,700,000	2,811,885
ING Bank NV 1.536%, 10/01/19 (144A) (a)	6,300,000	6,310,993

Banks—(Continued)
Intesa Sanpaolo S.p.A. Zero Coupon, 05/18/17 (EUR) (a)	1,100,000	1,235,084
2.375%, 01/13/17	1,000,000	1,001,390
3.875%, 01/16/18	3,900,000	3,976,756
3.875%, 01/15/19	6,100,000	6,280,810
JPMorgan Chase & Co. 1.615%, 01/25/18 (a)	8,000,000	8,039,752
2.200%, 10/22/19	4,000,000	4,062,724
2.400%, 06/07/21	1,100,000	1,112,417
Morgan Stanley 1.874%, 01/27/20 (a)	7,900,000	7,982,350
National Australia Bank, Ltd. 1.875%, 07/23/18	3,800,000	3,827,808
Norddeutsche Landesbank Girozentrale 2.000%, 02/05/19 (144A)	4,000,000	4,043,692
Regions Financial Corp. 2.000%, 05/15/18	3,200,000	3,213,917
Royal Bank of Canada 2.100%, 10/14/20	3,700,000	3,761,716
Toronto-Dominion Bank (The) 2.250%, 03/15/21 (144A)	4,000,000	4,082,520
UniCredit S.p.A. 0.657%, 04/10/17 (EUR) (a)	2,300,000	2,590,499
Unione di Banche Italiane S.p.A 2.875%, 02/18/19 (EUR)	3,600,000	4,291,635
Wachovia Corp. 1.050%, 10/15/16 (a)	5,000,000	5,000,935
Wells Fargo & Co. 1.582%, 07/22/20 (a)	7,800,000	7,837,643
2.500%, 03/04/21	1,100,000	1,116,039
Westpac Banking Corp. 2.250%, 11/09/20 (144A)	3,700,000	3,772,168
Woori Bank 4.750%, 04/30/24 (144A)	2,400,000	2,595,977

		155,925,120

Beverages—0.9%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	3,400,000	3,508,446
Coca-Cola Femsa S.A.B. de C.V. 2.375%, 11/26/18	4,000,000	4,068,872
Constellation Brands, Inc. 3.875%, 11/15/19 (b)	1,700,000	1,789,250
Pernod Ricard S.A. 2.125%, 09/27/24 (EUR)	300,000	379,264

		9,745,832

Biotechnology—1.1%
Amgen, Inc. 1.411%, 05/22/19 (a)	4,500,000	4,505,418
Biogen, Inc. 2.900%, 09/15/20	4,500,000	4,673,488
Celgene Corp. 2.300%, 08/15/18	3,000,000	3,040,620

		12,219,526

MIST-210

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.1%
Arkema S.A. 1.500%, 01/20/25 (EUR)	1,300,000	$1,558,876

Coal—0.0%
Peabody Energy Corp. 10.000%, 03/15/22 (144A) (c)	1,300,000	529,750

Computers—0.6%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.480%, 06/01/19 (144A)	2,800,000	2,879,716
Hewlett Packard Enterprise Co. 2.784%, 10/05/18 (144A) (a)	3,600,000	3,660,538

		6,540,254

Cosmetics/Personal Care—0.2%
Colgate-Palmolive Co. 0.900%, 05/01/18	2,000,000	1,995,654

Diversified Financial Services—1.4%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.250%, 07/01/20	1,800,000	1,867,500
Capital One Bank USA N.A. 2.300%, 06/05/19	5,900,000	5,968,387
CIT Group, Inc. 3.875%, 02/19/19	2,100,000	2,144,625
Navient Corp. 5.500%, 01/15/19	1,400,000	1,421,000
6.625%, 07/26/21	500,000	503,750
Protective Life Global Funding 1.722%, 04/15/19 (144A)	1,900,000	1,905,949
Seven & Seven, Ltd. 2.235%, 09/11/19 (144A) (a)	960,000	956,948
Springleaf Finance Corp. 6.000%, 06/01/20	1,000,000	1,023,750

		15,791,909

Electric—1.6%
Dominion Resources, Inc. 2.500%, 12/01/19	1,900,000	1,945,879
DPL, Inc. 6.500%, 10/15/16	496,000	496,625
Engie S.A. 1.625%, 10/10/17 (144A)	1,000,000	1,002,122
Korea Western Power Co., Ltd. 3.125%, 05/10/17 (144A)	2,300,000	2,320,955
PSEG Power LLC 3.000%, 06/15/21	3,300,000	3,395,486
Southern Co. (The) 2.350%, 07/01/21	2,800,000	2,853,477
2.450%, 09/01/18	3,000,000	3,058,062
State Grid Overseas Investment, Ltd. 1.750%, 05/22/18 (144A)	1,100,000	1,102,361
2.750%, 05/07/19 (144A)	1,100,000	1,131,211

		17,306,178

Entertainment—0.1%
International Game Technology plc 5.625%, 02/15/20 (144A)	1,000,000	1,061,250

Food—0.8%
JBS USA LUX S.A. / JBS USA Finance, Inc. 7.250%, 06/01/21 (144A)	1,900,000	1,964,125
Kraft Heinz Foods Co. 2.000%, 07/02/18	4,000,000	4,036,904
2.250%, 06/05/17	3,000,000	3,018,729

		9,019,758

Gas—0.5%
Sempra Energy 2.850%, 11/15/20	5,700,000	5,902,555

Healthcare-Products—1.1%
Becton Dickinson & Co. 2.675%, 12/15/19	4,000,000	4,130,840
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,400,000	1,426,878
Stryker Corp. 2.000%, 03/08/19	4,400,000	4,455,317
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/20	2,000,000	2,043,658

		12,056,693

Healthcare-Services—1.0%
CHS/Community Health Systems, Inc. 7.125%, 07/15/20	2,200,000	2,044,900
HCA, Inc. 4.250%, 10/15/19	1,700,000	1,772,250
Tenet Healthcare Corp. 5.500%, 03/01/19	7,000,000	6,877,500

		10,694,650

Holding Companies-Diversified—0.3%
Hutchison Whampoa International, Ltd. 1.625%, 10/31/17 (144A)	3,200,000	3,202,189

Home Builders—2.3%
Beazer Homes USA, Inc. 5.750%, 06/15/19	16,500,000	17,160,000
KB Home 4.750%, 05/15/19	1,800,000	1,838,250
Lennar Corp. 6.950%, 06/01/18	5,500,000	5,878,125

		24,876,375

Insurance—2.4%
Jackson National Life Global Funding 2.250%, 04/29/21 (144A)	4,200,000	4,255,507
2.300%, 04/16/19 (144A)	1,500,000	1,526,055
Metropolitan Life Global Funding I 3.875%, 04/11/22 (144A)	1,200,000	1,303,247

MIST-211

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
New York Life Global Funding 2.100%, 01/02/19 (144A)	4,000,000	$4,065,724
2.150%, 06/18/19 (144A)	5,000,000	5,104,095
Pricoa Global Funding I 2.550%, 11/24/20 (144A)	3,700,000	3,803,082
Prudential Financial, Inc. 1.597%, 08/15/18 (a)	3,000,000	2,994,288
TIAA Asset Management Finance Co. LLC 2.950%, 11/01/19 (144A)	3,100,000	3,194,209

		26,246,207

Internet—0.4%
Alibaba Group Holding, Ltd. 2.500%, 11/28/19	4,000,000	4,080,228

Lodging—0.4%
Marriott International, Inc. 2.875%, 03/01/21	4,800,000	4,979,376

Media—1.4%
CBS Corp. 2.300%, 08/15/19	6,000,000	6,082,158
CSC Holdings LLC 7.625%, 07/15/18	2,500,000	2,693,750
NBCUniversal Enterprise, Inc. 1.365%, 04/15/18 (144A) (a)	3,000,000	3,020,754
Time Warner, Inc. 2.100%, 06/01/19	4,000,000	4,060,008

		15,856,670

Mining—0.2%
Freeport-McMoRan, Inc. 2.300%, 11/14/17	1,700,000	1,691,500

Oil & Gas—2.1%
BG Energy Capital plc 2.875%, 10/15/16 (144A)	2,300,000	2,301,159
California Resources Corp. 8.000%, 12/15/22 (144A)	1,016,000	675,640
Chesapeake Energy Corp. 8.000%, 12/15/22 (144A)	135,000	136,856
CNOOC Nexen Finance ULC 1.625%, 04/30/17	3,200,000	3,202,432
Energy XXI Gulf Coast, Inc. 11.000%, 03/15/20 (144A) (c)	2,000,000	800,000
Ensco plc 4.700%, 03/15/21 (b)	3,100,000	2,780,700
Linn Energy LLC / Linn Energy Finance Corp. 12.000%, 12/15/20 (144A) (c)	750,000	363,750
Lukoil International Finance B.V. 3.416%, 04/24/18 (144A)	2,300,000	2,334,215
Petrobras Global Finance B.V. 3.737%, 03/17/20 (a) (b)	2,900,000	2,834,750
Sanchez Energy Corp. 7.750%, 06/15/21	1,200,000	1,056,000

Oil & Gas—(Continued)
Sinopec Group Overseas Development, Ltd. 2.500%, 04/28/20 (144A)	3,500,000	3,561,544
Statoil ASA 1.248%, 11/08/18 (a)	3,100,000	3,105,245

		23,152,291

Oil & Gas Services—0.3%
Petrofac, Ltd. 3.400%, 10/10/18 (144A)	1,200,000	1,206,914
Weatherford International, Ltd. 7.750%, 06/15/21 (b)	2,000,000	1,980,000

		3,186,914

Packaging & Containers—0.3%
Owens-Illinois, Inc. 7.800%, 05/15/18	3,000,000	3,270,000

Pharmaceuticals—1.1%
Actavis Funding SCS 2.350%, 03/12/18	4,000,000	4,041,244
Baxalta, Inc. 2.000%, 06/22/18	1,400,000	1,403,466
Express Scripts Holding Co. 3.300%, 02/25/21	2,400,000	2,522,295
Perrigo Finance Unlimited Co. 3.500%, 03/15/21	1,400,000	1,447,964
Valeant Pharmaceuticals International, Inc. 5.375%, 03/15/20 (144A)	1,900,000	1,757,500
Zoetis, Inc. 1.875%, 02/01/18	1,200,000	1,203,785

		12,376,254

Pipelines—1.4%
Enable Midstream Partners L.P. 2.400%, 05/15/19	2,200,000	2,155,043
Energy Transfer Partners L.P. 4.150%, 10/01/20	1,600,000	1,673,480
EnLink Midstream Partners L.P. 2.700%, 04/01/19	500,000	496,708
Enterprise Products Operating LLC 2.550%, 10/15/19	600,000	610,778
Kinder Morgan Energy Partners L.P. 6.850%, 02/15/20	5,000,000	5,674,225
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A)	2,000,000	2,097,434
Kinder Morgan, Inc. 3.050%, 12/01/19	2,600,000	2,656,838
Williams Partners L.P. 4.125%, 11/15/20	600,000	623,609

		15,988,115

Real Estate—0.6%
Prologis L.P. 2.750%, 02/15/19	6,000,000	6,139,296

MIST-212

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.5%
American Tower Corp. 3.300%, 02/15/21	2,700,000	$2,822,537
3.400%, 02/15/19	2,200,000	2,285,894

		5,108,431

Retail—1.0%
Dollar General Corp. 1.875%, 04/15/18	4,500,000	4,526,334
Edcon, Ltd. 9.500%, 03/01/18 (144A) (EUR)	1,000,000	264,549
Toys “R” Us, Inc. 7.375%, 10/15/18 (b)	2,200,000	2,035,000
Walgreens Boots Alliance, Inc. 1.750%, 11/17/17	4,000,000	4,021,888

		10,847,771

Semiconductors—0.4%
Maxim Integrated Products, Inc. 2.500%, 11/15/18	4,200,000	4,264,071

Software—0.9%
Fiserv, Inc. 2.700%, 06/01/20	5,500,000	5,671,116
Oracle Corp. 1.260%, 01/15/19 (a)	3,800,000	3,829,097

		9,500,213

Telecommunications—2.1%
AT&T, Inc. 2.400%, 03/15/17	2,700,000	2,715,755
2.450%, 06/30/20	3,700,000	3,768,357
CenturyLink, Inc. 5.625%, 04/01/20	700,000	740,250
6.450%, 06/15/21	1,000,000	1,071,250
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20	500,000	387,500
Juniper Networks, Inc. 3.125%, 02/26/19	4,100,000	4,209,449
Sprint Communications, Inc. 9.000%, 11/15/18 (144A)	2,500,000	2,759,375
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	1,800,000	1,842,480
Verizon Communications, Inc. 2.606%, 09/14/18 (a)	5,500,000	5,644,452

		23,138,868

Water—0.1%
Veolia Environnement S.A. 4.625%, 03/30/27 (EUR)	700,000	1,100,048

Total Corporate Bonds & Notes (Cost $478,741,747)		480,714,732

Asset-Backed Securities—16.1%
Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—6.3%
American Express Credit Account Master Trust 0.794%, 01/15/20 (a)	8,760,000	8,769,561
1.784%, 09/15/20 (a)	1,825,000	1,852,261
BA Credit Card Trust 0.794%, 09/16/19 (a)	7,010,000	7,015,607
Capital One Multi-Asset Execution Trust 0.564%, 07/15/20 (a)	4,850,000	4,845,658
0.604%, 12/16/19 (a)	8,400,000	8,400,964
Chase Issuance Trust 0.574%, 04/15/19 (a)	3,035,000	3,036,506
0.774%, 04/15/19 (a)	5,700,000	5,696,463
0.804%, 04/15/20 (a)	4,580,000	4,585,738
0.894%, 04/15/21 (a)	5,340,000	5,355,376
0.984%, 04/15/19 (a)	2,600,000	2,599,285
1.590%, 02/18/20	1,000,000	1,006,023
Discover Card Execution Note Trust 0.954%, 07/15/21 (a)	5,610,000	5,633,231
0.974%, 04/15/21 (a)	4,020,000	4,038,153
Discover Card Master Trust 0.370%, 05/15/19 (a)	6,500,000	6,511,876

		69,346,702

Asset-Backed - Home Equity—0.4%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.885%, 10/25/35 (a)	898,792	861,370
GSAA Home Equity Trust 1.469%, 02/25/35 (a)	2,622,000	2,495,481
Home Loan Trust 5.480%, 06/25/34	352,108	364,064
NovaStar Mortgage Funding Trust 2.175%, 03/25/35 (a)	546,926	542,671
RAAC Trust 1.225%, 03/25/34 (a)	431,903	408,738

		4,672,324

Asset-Backed - Manufactured Housing—0.1%
Conseco Financial Corp. 7.640%, 03/15/28 (a)	1,039,791	1,077,466
CountryPlace Manufactured Housing Contract Trust 4.800%, 12/15/35 (144A) (a)	6,625	6,624
Vanderbilt Acquisition Loan Trust 7.330%, 05/07/32 (a)	183,065	193,157

		1,277,247

Asset-Backed - Other—9.3%
ALM VIII, Ltd. 2.146%, 01/20/26 (144A) (a)	1,070,000	1,069,990
American Homes 4 Rent 1.531%, 06/17/31 (144A) (a)	2,120,310	2,113,661
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.349%, 06/25/34 (a)	1,253,244	1,229,363

MIST-213

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Apidos CLO XIV 4.850%, 04/15/25 (144A)	1,710,000	$1,717,105
Ares CLO, Ltd. 0.899%, 04/16/21 (144A) (a)	1,116,700	1,110,198
1.049%, 04/16/21 (144A) (a)	3,340,000	3,264,433
Atrium IX 2.129%, 02/28/24 (144A) (a)	870,000	867,178
Atrium X 1.799%, 07/16/25 (144A) (a)	850,000	847,074
Atrium XI 3.915%, 10/23/25 (144A) (a)	3,650,000	3,651,394
BlueMountain CLO, Ltd. 2.152%, 10/29/25 (144A) (a)	540,199	540,223
Carlyle Global Market Strategies CLO, Ltd. 2.086%, 01/20/25 (144A) (a)	2,470,000	2,466,693
Catamaran CLO, Ltd. 3.679%, 10/18/26 (144A) (a)	2,384,800	2,379,511
Cent CLO, Ltd. 2.057%, 01/30/25 (144A) (a)	4,357,000	4,347,502
3.534%, 07/27/26 (144A) (a)	480,000	475,199
3.988%, 11/07/26 (144A) (a)	2,650,000	2,651,352
Centerline REIT, Inc. 4.760%, 09/21/45 (144A) (a)	2,286,372	2,290,488
5.040%, 09/21/45 (144A)	1,780,000	1,585,781
CIFC Funding, Ltd. 1.121%, 07/26/21 (144A) (a)	475,000	473,054
Colony American Homes 1.681%, 05/17/31 (144A) (a)	3,443,136	3,444,812
2.381%, 05/17/31 (144A) (a)	460,000	460,652
Cornerstone CLO, Ltd. 1.630%, 07/15/21 (144A) (a)	610,000	604,334
Countrywide Asset-Backed Certificates 1.275%, 03/25/34 (a)	371,331	358,228
1.575%, 12/25/34 (a)	475,091	472,894
Eaton Vance CLO, Ltd. 2.130%, 07/15/26 (144A) (a)	2,592,000	2,590,263
2.730%, 07/15/26 (144A) (a)	778,900	778,895
3.680%, 07/15/26 (144A) (a)	668,600	668,976
Emerson Park CLO, Ltd. 5.640%, 07/15/25 (144A)	570,000	573,467
Galaxy XV CLO, Ltd. 1.930%, 04/15/25 (144A) (a)	4,465,000	4,443,564
GSAMP Trust 1.530%, 06/25/35 (a)	766,687	755,727
Highbridge Loan Management, Ltd. 5.800%, 10/20/24 (144A)	510,000	510,498
Invitation Homes Trust 1.631%, 09/17/31 (144A) (a)	2,826,366	2,821,782
1.831%, 08/17/32 (144A) (a)	2,714,032	2,727,506
1.877%, 06/17/32 (144A) (a)	4,546,719	4,569,894
1.981%, 03/17/32 (144A) (a)	1,520,988	1,530,269
2.031%, 06/17/31 (144A) (a)	720,000	720,707
2.131%, 09/17/31 (144A) (a)	2,950,000	2,954,046
Landmark IX CDO, Ltd. 1.380%, 04/15/21 (144A) (a)	940,000	939,653

Asset-Backed - Other—(Continued)
LNR CDO, Ltd. 1.925%, 07/24/37 (144A) (a)	668,341	666,910
6.727%, 07/24/37 (144A)	86,370	86,413
Morgan Stanley ABS Capital I, Inc. Trust 1.260%, 01/25/35 (a)	500,918	492,921
NZCG Funding, Ltd. 2.284%, 04/27/27 (144A) (a)	4,969,875	4,971,793
Octagon Investment Partners, Ltd. 2.100%, 07/15/27 (144A) (a)	3,645,114	3,637,667
Progress Residential Trust 1.931%, 02/17/32 (144A) (a)	3,559,369	3,573,585
Silver Bay Realty Trust 1.531%, 09/17/31 (144A) (a)	885,216	879,528
1.981%, 09/17/31 (144A) (a)	420,000	415,986
Structured Asset Investment Loan Trust 1.565%, 12/25/34 (a)	1,112,920	1,107,591
SWAY Residential Trust 1.831%, 01/17/32 (144A) (a)	4,062,006	4,067,314
Trade MAPS 1, Ltd. 1.218%, 12/10/18 (144A) (a)	5,500,000	5,491,020
Tricon American Homes Trust 1.781%, 05/17/32 (144A) (a)	4,986,608	4,977,855
Voya CLO, Ltd. 2.159%, 04/18/27 (144A) (a)	1,190,000	1,190,025
2.173%, 10/14/26 (144A) (a)	1,070,000	1,070,335
West CLO, Ltd. 2.779%, 07/18/26 (144A) (a)	1,230,000	1,209,674
3.529%, 07/18/26 (144A) (a)	3,240,000	3,240,097

		102,085,080

Total Asset-Backed Securities (Cost $176,370,961)		177,381,353

U.S. Treasury & Government Agencies—16.0%

Agency Sponsored Mortgage-Backed—2.7%
Fannie Mae 15 Yr. Pool 4.500%, 09/01/24	880,825	945,636
4.500%, 03/01/25	1,797,438	1,937,343
Fannie Mae ARM Pool 1.800%, 03/01/30 (a)	33,221	33,617
2.046%, 11/01/33 (a)	3,923	4,097
2.050%, 11/01/32 (a)	16,717	17,471
2.071%, 03/01/28 (a)	12,087	12,374
2.123%, 11/01/33 (a)	11,091	11,560
2.290%, 06/01/32 (a)	10,422	10,454
2.290%, 09/01/32 (a)	15,098	15,470
2.299%, 03/01/35 (a)	53,334	55,245
2.303%, 12/01/32 (a)	341,737	361,310
2.303%, 11/01/34 (a)	12,303	12,747
2.308%, 08/01/29 (a)	7,478	7,832
2.325%, 05/01/19 (a)	1,120	1,124
2.332%, 02/01/36 (a)	85,466	88,775
2.355%, 12/01/32 (a)	25,944	27,412
2.374%, 12/01/32 (a)	56,260	59,476

MIST-214

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
2.385%, 06/01/32 (a)	5,501	$5,541
2.421%, 09/01/35 (a)	22,940	24,226
2.422%, 12/01/34 (a)	48,310	50,811
2.425%, 02/01/44 (a)	30,471	31,537
2.435%, 03/01/33 (a)	12,627	13,136
2.436%, 12/01/33 (a)	100,748	107,409
2.445%, 11/01/35 (a)	161,012	167,788
2.450%, 06/01/26 (a)	1,654	1,657
2.451%, 10/01/32 (a)	30,284	31,969
2.459%, 10/01/35 (a)	29,138	29,422
2.460%, 02/01/36 (a)	41,029	43,229
2.465%, 02/01/25 (a)	94,321	98,248
2.479%, 01/01/20 (a)	79,013	80,552
2.485%, 09/01/31 (a)	28,477	29,070
2.487%, 07/01/33 (a)	58,233	60,413
2.495%, 11/01/32 (a)	88,023	92,521
2.500%, 05/01/19 (a)	36,798	37,047
2.511%, 06/01/25 (a)	92,089	94,336
2.520%, 01/01/32 (a)	12,749	12,904
2.525%, 04/01/36 (a)	75,562	79,326
2.539%, 07/01/25 (a)	2,504	2,607
2.541%, 03/01/36 (a)	283,719	298,073
2.541%, 03/01/37 (a)	25,785	26,978
2.544%, 04/01/27 (a)	7,962	8,337
2.547%, 02/01/36 (a)	11,609	12,229
2.576%, 10/01/33 (a)	35,739	37,501
2.588%, 10/01/36 (a)	14,482	15,305
2.591%, 07/01/35 (a)	49,582	51,988
2.593%, 09/01/33 (a)	6,125	6,521
2.604%, 11/01/36 (a)	5,516	5,829
2.615%, 01/01/33 (a)	171,264	175,726
2.631%, 06/01/28 (a)	2,471	2,588
2.645%, 09/01/30 (a)	85,703	89,611
2.653%, 02/01/35 (a)	48,028	50,689
2.653%, 12/01/35 (a)	138,497	142,907
2.655%, 02/01/33 (a)	38,738	39,206
2.662%, 11/01/35 (a)	3,889,607	4,098,030
2.677%, 03/01/30 (a)	1,371	1,445
2.680%, 08/01/33 (a)	121,231	127,129
2.681%, 07/01/33 (a)	33,051	34,211
2.690%, 12/01/25 (a)	12,100	12,211
2.714%, 03/01/33 (a)	57,628	60,252
2.723%, 01/01/32 (a)	10,114	10,748
2.723%, 07/01/35 (a)	46,254	48,918
2.725%, 01/01/36 (a)	91,770	97,261
2.734%, 09/01/37 (a)	71,476	75,995
2.740%, 09/01/35 (a)	5,375,952	5,668,179
2.742%, 08/01/30 (a)	25,512	26,308
2.770%, 01/01/29 (a)	13,331	13,582
2.780%, 07/01/32 (a)	3,400	3,429
2.802%, 11/01/36 (a)	3,180,218	3,354,398
2.803%, 07/01/33 (a)	75,456	80,110
2.806%, 03/01/36 (a)	37,892	39,606
2.808%, 11/01/34 (a)	4,406,243	4,654,306
2.819%, 03/01/38 (a)	29,436	31,106

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
2.823%, 06/01/33 (a)	25,488	26,136
2.827%, 09/01/33 (a)	12,151	12,802
2.834%, 06/01/30 (a)	20,589	21,080
2.838%, 02/01/32 (a)	79,297	79,752
2.853%, 05/01/33 (a)	18,325	19,147
2.856%, 07/01/28 (a)	8,417	8,751
2.860%, 09/01/36 (a)	1,758	1,851
2.875%, 04/01/34 (a)	159,482	166,618
2.882%, 11/01/35 (a)	29,105	30,576
2.890%, 08/01/32 (a)	52,480	54,917
2.895%, 09/01/39 (a)	20,689	21,641
2.899%, 08/01/37 (a)	34,289	36,210
2.900%, 04/01/34 (a)	19,355	19,761
2.912%, 03/01/36 (a)	51,189	53,615
2.915%, 04/01/36 (a)	6,184	6,552
2.915%, 09/01/37 (a)	4,872	5,198
2.921%, 08/01/34 (a)	23,812	25,215
2.925%, 09/01/32 (a)	5,678	5,740
2.927%, 07/01/33 (a)	41,681	43,661
2.935%, 04/01/40 (a)	7,600	8,029
2.940%, 06/01/34 (a)	66,603	66,306
2.958%, 09/01/32 (a)	145,599	146,983
2.964%, 05/01/34 (a)	35,218	37,227
2.970%, 08/01/35 (a)	793,513	837,932
2.972%, 03/01/36 (a)	20,894	22,171
2.977%, 03/01/37 (a)	15,719	16,617
2.981%, 09/01/33 (a)	100,763	106,812
2.998%, 08/01/33 (a)	88,946	95,349
3.000%, 02/01/34 (a)	82,111	83,658
3.010%, 08/01/35 (a)	48,001	49,560
3.025%, 06/01/35 (a)	50,349	51,363
3.027%, 11/01/35 (a)	1,754,948	1,861,756
3.048%, 04/01/35 (a)	802,936	847,048
3.082%, 08/01/32 (a)	59,377	60,292
3.082%, 02/01/33 (a)	138,614	141,842
3.125%, 10/01/33 (a)	55,217	56,497
3.125%, 05/01/34 (a)	90,379	95,054
3.150%, 05/01/32 (a)	7,810	7,868
3.200%, 02/01/25 (a)	10,039	10,106
3.275%, 08/01/32 (a)	29,692	30,354
4.129%, 05/01/34 (a)	120,951	123,869

		29,492,320

U.S. Treasury—13.3%
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/22 (d)	15,949,350	16,278,449
0.125%, 07/15/22 (d)	7,220,988	7,393,209
0.125%, 01/15/23 (d)	21,373,710	21,710,816
0.125%, 07/15/24 (d)	4,459,576	4,524,682
1.375%, 01/15/20 (d)	10,717,227	11,379,905
1.875%, 07/15/19 (d)	10,549,843	11,329,624
U.S. Treasury Notes 1.000%, 08/15/18	5,000,000	5,021,095
1.375%, 02/28/19	24,000,000	24,305,616

MIST-215

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.500%, 02/28/19	24,000,000	$24,375,000
3.375%, 11/15/19	19,000,000	20,426,482

		146,744,878

Total U.S. Treasury & Government Agencies (Cost $175,662,682)		176,237,198

Mortgage-Backed Securities—10.8%

Collateralized Mortgage Obligations—6.0%
Adjustable Rate Mortgage Trust 3.010%, 02/25/35 (a)	2,195,661	2,137,318
American Home Mortgage Investment Trust 2.592%, 10/25/34 (a)	1,442,658	1,404,715
Banc of America Mortgage Trust 3.276%, 06/25/33 (a)	884,585	881,697
CHL Mortgage Pass-Through Trust 2.648%, 07/25/34 (a)	814,957	812,930
3.018%, 05/25/34 (a)	1,616,956	1,601,221
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	306,579	313,931
Fannie Mae Connecticut Avenue Securities 1.475%, 05/25/24 (a)	418,036	418,123
First Horizon Alternative Mortgage Securities Trust 2.453%, 12/25/34 (a)	1,115,474	1,077,902
Freddie Mac Structured Agency Credit Risk Debt Notes 1.575%, 03/25/25 (a)	329,592	329,738
2.375%, 10/25/27 (a)	4,560,000	4,638,646
2.725%, 03/25/25 (a)	1,730,000	1,752,903
2.925%, 08/25/24 (a)	959,599	965,370
2.925%, 10/25/24 (a)	2,823,493	2,837,982
2.925%, 01/25/25 (a)	3,053,507	3,080,251
3.025%, 08/25/24 (a)	4,535,000	4,607,282
3.125%, 12/25/27 (a)	4,975,000	5,078,377
3.175%, 10/25/24 (a)	2,755,662	2,787,596
3.175%, 03/25/28 (a)	6,500,000	6,650,817
3.325%, 05/25/28 (a)	3,800,000	3,925,540
Impac Secured Assets CMN Owner Trust 1.290%, 02/25/35 (a)	1,120,000	1,061,898
MASTR Adjustable Rate Mortgages Trust 0.725%, 05/25/47 (a)	221,318	219,495
MASTR Alternative Loan Trust 5.000%, 02/25/18	190,718	192,727
5.000%, 08/25/18	295,985	299,175
5.500%, 12/25/18	221,509	222,319
5.500%, 04/25/19	373,782	380,308
5.553%, 11/25/19 (a)	455,793	465,290
Merrill Lynch Mortgage Investors Trust 1.265%, 03/25/28 (a)	665,464	629,632
1.638%, 01/25/29 (a)	882,645	827,845
2.661%, 04/25/35 (a)	552,865	534,972
2.857%, 10/25/36 (a)	1,357,057	1,326,787

Collateralized Mortgage Obligations—(Continued)
New York Mortgage Trust 1.200%, 02/25/36 (a)	506,490	446,936
Sequoia Mortgage Trust 1.172%, 11/20/34 (a)	500,289	460,998
Structured Adjustable Rate Mortgage Loan Trust 0.965%, 08/25/35 (a)	1,227,154	1,144,846
2.981%, 09/25/34 (a)	2,619,030	2,600,734
Structured Asset Mortgage Investments Trust 1.231%, 02/19/35 (a)	895,526	833,075
1.254%, 12/19/33 (a)	367,968	352,420
Thornburg Mortgage Securities Trust 1.165%, 09/25/43 (a)	555,607	534,506
WaMu Mortgage Pass-Through Certificates Trust Zero Coupon, 01/25/45 (a)	2,714,037	2,478,059
Zero Coupon, 04/25/45 (a)	2,354,805	2,208,949
Zero Coupon, 07/25/45 (a)	1,315,817	1,249,227
Wells Fargo Mortgage-Backed Securities Trust 2.765%, 02/25/35 (a)	1,354,730	1,353,116
2.956%, 06/25/35 (a)	880,803	876,821

		66,002,474

Commercial Mortgage-Backed Securities—4.8%
Banc of America Commercial Mortgage Trust 5.460%, 09/10/45 (a)	177,726	177,659
5.695%, 07/10/46 (a)	1,225,380	1,207,800
5.784%, 09/10/45 (a)	1,130,000	1,128,294
Bear Stearns Commercial Mortgage Securities Trust 5.302%, 10/12/42 (a)	800,000	792,788
5.565%, 03/11/39 (a)	4,211,000	4,037,673
5.611%, 09/11/41 (a)	515,874	515,657
5.910%, 06/11/40 (a)	3,200,000	3,276,195
CD Commercial Mortgage Trust 5.450%, 07/15/44 (a)	2,530,000	2,527,356
Citigroup Commercial Mortgage Trust 5.482%, 10/15/49	1,320,000	1,232,482
5.900%, 12/10/49 (a)	2,200,000	2,234,809
Colony Multifamily Mortgage Trust 2.543%, 04/20/50 (144A)	3,384,847	3,375,537
Commercial Mortgage Trust 5.475%, 03/10/39	2,200,000	2,218,140
Core Industrial Trust 3.040%, 02/10/34 (144A)	2,110,000	2,221,229
G-FORCE LLC 5.090%, 08/22/36 (144A)	306,671	305,876
Greenwich Capital Commercial Mortgage Trust 5.645%, 04/10/37 (a)	139,028	138,929
5.951%, 07/10/38 (a)	2,209,560	2,055,584
Hilton USA Trust 1.523%, 11/05/30 (144A) (a)	1,813,429	1,813,428
2.023%, 11/05/30 (144A) (a)	1,060,856	1,060,855
JPMorgan Chase Commercial Mortgage Securities Trust 5.115%, 07/15/41	34,264	34,252
5.464%, 12/12/43	5,000,000	5,006,757
5.735%, 12/15/44 (a)	4,850,000	4,823,004
6.116%, 04/17/45 (a)	910,000	672,328

MIST-216

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
LB-UBS Commercial Mortgage Trust 5.276%, 02/15/41 (a)	1,053,761	$1,053,165
6.080%, 06/15/38 (a)	79,771	79,722
Merrill Lynch Mortgage Trust 5.525%, 11/12/37 (a)	2,339,623	2,283,802
Morgan Stanley Capital Trust 5.591%, 03/12/44 (a)	1,082,141	1,086,095
Morgan Stanley Capital, Inc. 5.306%, 05/24/43 (144A)	1,737,685	1,708,979
Resource Capital Corp., Ltd. 1.580%, 04/15/32 (144A) (a)	1,199,690	1,186,720
1.930%, 08/15/32 (144A) (a)	955,014	943,691
Wachovia Bank Commercial Mortgage Trust 5.795%, 07/15/45 (a)	762,844	762,235
6.010%, 05/15/43 (a)	2,700,000	2,693,901
6.112%, 10/15/35 (144A) (a)	445,865	464,318

		53,119,260

Total Mortgage-Backed Securities (Cost $119,863,714)		119,121,734

Floating Rate Loans (e)—5.1%

Aerospace/Defense—0.3%
FGI Operating Co. LLC Term Loan, 5.500%, 04/19/19	3,668,902	3,398,321

Airlines—0.0%
Air Canada Term Loan B, 09/21/23 (f)	33,034	33,178

Auto Manufacturers—0.1%
Navistar International Corp. Term Loan B, 6.500%, 08/07/20	888,619	891,529

Auto Parts & Equipment—0.0%
TI Group Automotive Systems LLC Term Loan, 4.500%, 06/30/22	96,814	97,298

Chemicals—0.1%
Chemours Co. (The) Term Loan B, 3.750%, 05/12/22	589,734	585,016
OCI Beaumont LLC Term Loan B3, 7.750%, 08/20/19	1,087,002	1,054,392

		1,639,408

Coal—0.2%
Bowie Resource Holdings LLC 1st Lien Term Loan, 6.750%, 08/14/20 (g)	1,521,481	1,262,829
2nd Lien Delayed Draw Term Loan, 11.750%, 02/16/21 (g)	371,429	306,429
Peabody Energy Corp. Term Loan B, 4.250%, 09/24/20	1,204,489	953,051

		2,522,309

Commercial Services—0.1%
Prime Security Services Borrower LLC Incremental Term Loan B1, 4.750%, 05/02/22	670,876	678,528

Computers—0.3%
Abacus Innovations Corp. Term Loan B, 3.274%, 08/16/23	189,571	190,913
Dell, Inc. Term Loan A3, 2.530%, 12/31/18	657,570	654,811
Sungard Availability Services Capital, Inc. Term Loan B, 6.000%, 03/31/19	1,943,869	1,846,675
Western Digital Corp. Term Loan B1, 4.500%, 04/29/23	555,852	562,627

		3,255,026

Distribution/Wholesale—0.1%
Autoparts Holdings, Ltd. 1st Lien Term Loan, 7.000%, 07/29/17	1,711,711	1,652,337

Electric—0.1%
EFS Cogen Holdings I LLC Term Loan B, 5.250%, 06/28/23	118,047	119,522
NRG Energy, Inc. Term Loan B, 3.500%, 06/30/23	807,975	810,921

		930,443

Forest Products & Paper—0.4%
Appvion, Inc. Term Loan, 6.250%, 06/28/19	1,033,832	997,648
Caraustar Industries, Inc. Term Loan B, 8.000%, 05/01/19	3,442,788	3,476,355

		4,474,003

Healthcare-Services—0.2%
Cyanco Intermediate Corp. Term Loan B, 5.500%, 05/01/20	1,968,664	1,968,664
Onex Carestream Finance L.P. 1st Lien Term Loan, 5.000%, 06/07/19	463,088	431,020

		2,399,684

Industrial Conglomerates—0.1%
OSG Bulk Ships, Inc. Term Loan, 5.250%, 08/05/19	796,233	795,238

Internet Software & Services—0.1%
Onsite U.S. Finco LLC Term Loan, 5.500%, 07/30/21	1,815,855	1,434,526

Leisure Time—0.0%
Aristocrat Technologies, Inc. Term Loan B, 3.500%, 10/20/21	117,350	117,900

Machinery—0.2%
UTEX Industries, Inc. 1st Lien Term Loan, 5.000%, 05/22/21	2,647,305	2,011,952

MIST-217

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (e)—(Continued)

Security Description	Principal Amount*	Value

Machinery—(Continued)
Zebra Technologies Corp. Term Loan B, 4.089%, 10/27/21	423,321	$428,712

		2,440,664

Media—0.4%
Cumulus Media Holdings, Inc. Term Loan, 4.250%, 12/23/20	97,589	68,557
Radio One, Inc. Term Loan, 5.030%, 04/02/18	3,946,846	3,946,846

		4,015,403

Mining—0.2%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 3.750%, 06/30/19	1,962,617	1,962,923

Oil & Gas—0.3%
Alfred Fueling Systems, Inc. 1st Lien Term Loan, 4.500%, 06/20/21	345,895	346,327
Fieldwood Energy LLC 1st Lien Term Loan, 3.875%, 10/01/18	2,816,576	2,478,587
McDermott Finance LLC Term Loan B, 8.485%, 04/16/19	98,664	99,311

		2,924,225

Oil & Gas Services—0.1%
Navios Maritime Midstream Partners L.P. Term Loan B, 5.500%, 06/18/20	859,214	842,030

Pharmaceuticals—0.4%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 3.750%, 09/26/22	472,619	472,197
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.000%, 02/13/19	863,125	863,575
Term Loan B, 5.250%, 12/11/19	589,105	590,651
Term Loan B F1, 5.500%, 04/01/22	265,779	266,908
Tranche A, 4.280%, 10/20/18	1,907,146	1,907,623

		4,100,954

Retail—0.4%
Ascena Retail Group, Inc. Term Loan B, 5.250%, 08/21/22	2,326,638	2,252,683
Dollar Tree, Inc. Term Loan A, 02/06/20 (f)	460,356	459,584
Evergreen Acqco 1 L.P. Term Loan, 5.000%, 07/09/19	2,511,176	2,309,027

		5,021,294

Semiconductors—0.4%
Avago Technologies Cayman, Ltd. Term Loan B3, 3.524%, 02/01/23	1,009,868	1,023,123
M/A-COM Technology Solutions Holdings, Inc. Term Loan, 4.500%, 05/07/21	557,273	562,149
MKS Instruments, Inc. Term Loan B, 4.250%, 05/01/23	190,202	192,877

Semiconductors—(Continued)
ON Semiconductor Corp. Incremental Term Loan, 03/31/23 (f)	477,863	480,452
Term Loan B, 5.250%, 03/31/23	1,934,498	1,948,469

		4,207,070

Software—0.3%
BMC Software Finance, Inc. Revolver Term Loan, 0.500%, 09/10/18 (h)	1,825,218	1,724,831
Term Loan, 5.000%, 09/10/20	1,754,997	1,696,009

		3,420,840

Telecommunications—0.2%
Consolidated Communications, Inc. Term Loan B, 09/30/23 (f)	162,882	164,155
CSC Holdings LLC Term Loan B, 5.000%, 10/09/22	1,227,560	1,232,163
Global Tel*Link Corp. 1st Lien Term Loan, 5.000%, 05/23/20	188,230	182,897
UPC Financing Partnership Term Loan AN, 4.080%, 08/31/24	202,921	204,031

		1,783,246

Transportation—0.1%
Navios Partners Finance (U.S.), Inc. Term Loan B, 5.250%, 06/27/18	44,143	40,612
XPO Logistics, Inc. Term Loan B2, 4.250%, 10/30/21	811,108	816,482

		857,094

Total Floating Rate Loans (Cost $57,937,495)		55,895,471

Foreign Government—2.4%

Sovereign—2.4%
Brazil Notas do Tesouro Nacional 6.000%, 08/15/18 (BRL) (d)	600,000	540,395
10.000%, 01/01/21 (BRL)	5,500,000	1,606,513
Export-Import Bank of China (The) 2.500%, 07/31/19 (144A)	4,000,000	4,086,540
Export-Import Bank of Korea 2.250%, 01/21/20	5,000,000	5,093,570
Indonesia Treasury Bond 8.250%, 07/15/21 (IDR)	16,800,000,000	1,358,057
Malaysia Government Bonds 3.260%, 03/01/18 (MYR)	2,200,000	537,158
3.580%, 09/28/18 (MYR)	2,500,000	615,150
4.012%, 09/15/17 (MYR)	15,580,000	3,820,561
Mexican Bonos 7.250%, 12/15/16 (MXN)	83,849,000	4,346,081
7.750%, 12/14/17 (MXN)	19,000,000	1,011,070
8.500%, 12/13/18 (MXN)	17,100,000	935,470

MIST-218

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*/ Shares/ Notional Amount*	Value

Sovereign—(Continued)
Philippine Government Bond 2.875%, 05/22/17 (PHP)	57,000,000	$1,180,843
Serbia International Bond 5.250%, 11/21/17 (144A)	1,200,000	1,239,000

Total Foreign Government (Cost $28,599,363)		26,370,408

Municipals—0.4%
City of Chicago, Illinois, General Obligation Unlimited 5.000%, 01/01/17	700,000	705,180
Industry Public Facilities Authority, Tax Allocation Revenue 3.389%, 01/01/20	3,525,000	3,743,867
University of California, Revenue Bonds 1.023%, 07/01/41 (a)	260,000	260,029

Total Municipals (Cost $4,501,282)		4,709,076

Common Stocks—0.1%

Oil, Gas & Consumable Fuels—0.1%
Halcon Resources Corp. (g) (i) (j)	65,445	538,973

Paper & Forest Products—0.0%
Verso Corp. - Class A (i)	1,665	10,739

Total Common Stocks (Cost $1,286,427)		549,712

Purchased Options—0.0%

Credit Default Swaptions—0.0%
Put - CDX.NA.HY.26, Exercise Price $103.50, Expires 11/16/16 (Counterparty - Citibank N.A.)	7,600,000	40,624
Put - CDX.NA.IG.27, Exercise Rate 0.850%, Expires 11/16/16 (Counterparty - Citibank N.A.)	3,800,000	4,005
Put - CDX.NA.IG.27, Exercise Rate 0.900%, Expires 11/16/16 (Counterparty - Citibank N.A.)	7,600,000	5,323

Total Purchased Options (Cost $80,636)		49,952

Warrants—0.0%

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp., Expires 09/09/20 (i)	5,835	13,362

Paper & Forest Products—0.0%
Verso Corp., Expires 06/23/23 (i)	175	0

Total Warrants (Cost $0)		13,362

Short-Term Investments—5.1%

Discount Note—1.8%
Federal Home Loan Bank 0.068%, 10/03/16 (k)	20,135,000	20,134,888

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $36,206,570 on 10/03/16, collateralized by $35,260,000 U.S. Treasury Note at 2.125% due 09/30/21 with a value of $36,934,850.	36,206,479	36,206,479

Total Short-Term Investments (Cost $56,341,367)		56,341,367

Securities Lending Reinvestments (l)—0.3%

Repurchase Agreements—0.3%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $300,023 on 10/03/16, collateralized by $283,505 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $306,000.	300,000	300,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $300,021 on 10/03/16, collateralized by $294,517 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $306,000.	300,000	300,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $500,019 on 10/03/16, collateralized by $394,400 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $510,007.	500,000	500,000

MIST-219

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $700,060 on 10/03/16, collateralized by $668,275 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $714,299.	700,000	$700,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $295,727 on 10/03/16, collateralized by $244,316 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $301,630.	295,716	295,716
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $500,029 on 10/03/16, collateralized by $799,780 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $510,030.	500,000	500,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $500,022 on 10/03/16, collateralized by $705,938 U.S. Government Agency Obligations with rates ranging from 2.500% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $510,000.	500,000	500,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $300,012 on 10/03/16, collateralized by $280,854 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $306,006.	300,000	300,000

		3,395,716

Time Deposits—0.0%
ANZ London 0.420%, 10/03/16	30,795	30,795
Den Norske Bank, Oslo 0.400%, 10/03/16	79,694	79,694

Time Deposits—(Continued)
Royal Bank of Canada 0.280%, 10/03/16	82,158	82,158

		192,647

Total Securities Lending Reinvestments (Cost $3,588,363)		3,588,363

Total Investments—100.0% (Cost $1,102,974,037) (m)		1,100,972,728
Unfunded Loan Commitments—(0.2)% (Cost $(1,825,218))		(1,825,218)
Net Investments—99.8% (Cost $1,101,148,819)		1,099,147,510
Other assets and liabilities (net)—0.2%		2,210,040

Net Assets—100.0%		$1,101,357,550

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $3,478,855 and the collateral received consisted of cash in the amount of $3,588,363. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Principal amount of security is adjusted for inflation.
(e)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(f)	This loan will settle after September 30, 2016, at which time the interest rate will be determined.
(g)	Illiquid security. As of September 30, 2016, these securities represent 0.2% of net assets.
(h)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(i)	Non-income producing security.

MIST-220

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(j)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent less than 0.05% of net assets.
(k)	The rate shown represents current yield to maturity.
(l)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(m)	As of September 30, 2016, the aggregate cost of investments was $1,101,148,819. The aggregate unrealized appreciation and depreciation of investments were $14,839,085 and $(16,840,394), respectively, resulting in net unrealized depreciation of $(2,001,309).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $211,073,777, which is 19.2% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CHF)—	Swiss Franc
(CLO)—	Collateralized Loan Obligation
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PHP)—	Philippine Peso

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	1,188,867	Deutsche Bank AG	10/20/16	$1,336,406	$97
INR	45,300,000	Deutsche Bank AG	10/20/16	661,410	16,889
INR	51,540,000	Deutsche Bank AG	05/18/17	741,583	5,758

Contracts to Deliver
AUD	4,000,000	Deutsche Bank AG	10/20/16	$2,800,400	$(260,018)
AUD	401,148	Deutsche Bank AG	12/15/16	294,403	(12,122)
AUD	2,230,000	Deutsche Bank AG	12/22/16	1,601,140	(102,578)
AUD	1,700,000	Deutsche Bank AG	05/18/17	1,281,290	(13,327)
CAD	800,000	Deutsche Bank AG	10/20/16	631,019	21,158
EUR	70,764	Barclays Bank plc	10/20/16	80,250	698
EUR	52,102	Citibank N.A.	10/20/16	59,026	454
EUR	1,188,867	Deutsche Bank AG	10/20/16	1,348,354	11,851
EUR	1,035,310	Deutsche Bank AG	10/20/16	1,185,119	21,243
EUR	1,618,079	JPMorgan Chase Bank N.A.	10/20/16	1,833,655	14,641
EUR	752,020	Deutsche Bank AG	12/15/16	848,316	753
EUR	183,001	Barclays Bank plc	05/18/17	205,406	(2,335)
EUR	2,909,965	Citibank N.A.	05/18/17	3,269,782	(33,577)
EUR	16,840,800	Deutsche Bank AG	05/18/17	18,903,461	(214,022)
EUR	3,500,000	Deutsche Bank AG	05/18/17	3,928,680	(44,480)
EUR	9,213,000	Goldman Sachs Bank USA	05/18/17	10,351,727	(106,765)
EUR	958,529	JPMorgan Chase Bank N.A.	05/18/17	1,076,792	(11,319)
JPY	176,000,000	JPMorgan Chase Bank N.A.	12/15/16	1,731,661	(9,327)
JPY	99,997,600	Citibank N.A.	05/18/17	1,000,106	3,502
JPY	88,300,000	HSBC Bank plc	05/18/17	883,398	3,375
JPY	361,284,375	JPMorgan Chase Bank N.A.	05/18/17	3,654,542	53,879
JPY	167,815,750	JPMorgan Chase Bank N.A.	05/18/17	1,677,487	4,987
JPY	547,555,500	Morgan Stanley & Co. LLC	05/18/17	5,477,363	20,269
MXN	5,200,000	Deutsche Bank AG	10/20/16	295,681	27,997
MYR	1,700,000	Deutsche Bank AG	05/18/17	418,637	11,686

Net Unrealized Depreciation					$(590,633)

MIST-221

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/19/16	31	CAD	4,534,758	$15,064
U.S. Treasury Note 2 Year Futures	12/30/16	856	USD	186,797,390	211,860

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/20/16	(9)	USD	(1,535,321)	21,915
U.S. Treasury Note 10 Year Futures	12/20/16	(36)	USD	(4,715,910)	(4,590)
U.S. Treasury Note 5 Year Futures	12/30/16	(742)	USD	(89,932,943)	(231,651)
U.S. Treasury Ultra Long Bond Futures	12/20/16	(8)	USD	(1,500,480)	29,480

Net Unrealized Appreciation					$42,078

Swap Agreements

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date (a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	10/13/17	Citibank N.A.	$2,241,399	CHF 2,000,000	$163,393	$—	$163,393
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	10/13/17	JPMorgan Chase Bank N.A.	781,250	CHF 750,000	(18,426)	1,057	(19,483)

Totals						$144,967	$1,057	$143,910

(a)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Receive	3M LIBOR	1.750%	03/15/24	USD	25,090,000	$(102,493)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (b)	Notional Amount (c)		Unrealized Appreciation
ITRAXX.EUR.FIN.S25	1.000%	06/20/21	0.663%	EUR	6,200,000	$39,030
ITRAXX.EUR.FIN.S26	1.000%	12/20/21	1.012%	EUR	7,055,000	1,609

Net Unrealized Appreciation						$40,639

MIST-222

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 1.000%, due 06/01/19	(5.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.828%	USD	600,000	$(84,898)	$(63,915)	$(20,983)
AES Corp. 1.000%, due 06/01/19	(5.000%)	06/21/21	JPMorgan Chase Bank N.A.	1.830%	USD	500,000	(70,754)	(56,973)	(13,781)
AES Corp. 1.000% due 06/01/19	(5.000%)	06/21/21	JPMorgan Chase Bank N.A.	1.830%	USD	500,000	(70,754)	(51,976)	(18,778)
AES Corp. 1.000%, due 06/01/19	(5.000%)	06/21/21	JPMorgan Chase Bank N.A.	1.830%	USD	1,300,000	(183,960)	(162,972)	(20,988)
AES Corp. 1.000%, due 06/01/19	(5.000%)	06/21/21	JPMorgan Chase Bank N.A.	1.830%	USD	1,500,000	(212,262)	(170,919)	(41,343)
Bank of America Corp. 5.000%, due 01/15/15	(1.000%)	09/20/17	Credit Suisse International	0.285%	USD	2,000,000	(13,953)	4,498	(18,451)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Citibank N.A.	2.372%	USD	2,500,000	(173,006)	(129,684)	(43,322)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Credit Suisse International	2.372%	USD	2,000,000	(138,405)	(86,028)	(52,377)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Credit Suisse International	2.372%	USD	5,000,000	(346,012)	(249,868)	(96,144)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Credit Suisse International	2.372%	USD	5,000,000	(346,012)	(228,025)	(117,987)
CSC Holdings LLC 5.000%, due 09/20/18	(5.000%)	09/20/18	Barclays Bank plc	1.017%	USD	2,500,000	(194,327)	(146,999)	(47,328)
DPL, Inc. 7.250%, due 10/25/21	(5.000%)	12/20/16	JPMorgan Chase Bank N.A.	0.481%	USD	1,131,000	(11,467)	(104,572)	93,105
Hospitality Properties Trust 5.125%, due 02/15/15	(5.000%)	03/20/17	Credit Suisse International	0.216%	USD	5,000,000	(113,089)	(663,898)	550,809
Kinder Morgan Energy Partners L.P. 3.950%, due 09/01/22	(5.000%)	03/20/20	Citibank N.A.	0.926%	USD	5,000,000	(689,215)	(1,063,304)	374,089
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	06/20/18	Citibank N.A.	0.572%	USD	5,500,000	(417,297)	(628,661)	211,364
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	09/20/19	Credit Suisse International	1.079%	USD	2,000,000	(228,266)	(285,162)	56,896
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	12/20/19	Citibank N.A.	1.164%	USD	2,000,000	(240,973)	(264,588)	23,615
Olin Corp. 5.500%, due 08/15/22	(1.000%)	06/20/21	Citibank N.A.	2.461%	USD	2,200,000	141,530	168,529	(26,999)
Owens-Illinois, Inc. 7.800%, due 05/15/18	(5.000%)	06/20/18	Citibank N.A.	0.203%	USD	1,000,000	(82,491)	(117,750)	35,259
Owens-Illinois, Inc. 7.800%, due 05/15/18	(5.000%)	06/20/18	Citibank N.A.	0.203%	USD	2,000,000	(164,983)	(209,855)	44,872
Rite Aid Corp. 5.000%, due 12/20/20	(5.000%)	12/20/20	JPMorgan Chase Bank N.A.	0.848%	USD	3,700,000	(631,458)	(684,996)	53,538
Springleaf Finance Corp. 5.000%, due 06/20/20	(5.000%)	06/20/20	Barclays Bank plc	3.180%	USD	1,000,000	(62,819)	(92,698)	29,879
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	12/05/16	Barclays Bank plc	0.805%	USD	2,500,000	(19,175)	(230,083)	210,908
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	03/20/19	Barclays Bank plc	2.676%	USD	4,500,000	(248,812)	(362,651)	113,839
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	03/20/19	Citibank N.A.	2.676%	USD	2,500,000	(138,229)	(220,999)	82,770
Toys “R” Us, Inc. 7.375%, due 10/15/18	(5.000%)	12/20/18	JPMorgan Chase Bank N.A.	6.927%	USD	2,200,000	86,107	550,000	(463,893)

Totals							$(4,654,980)	$(5,553,549)	$898,569

MIST-223

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 5.650%, due 05/01/18	1.000%	09/20/17	Credit Suisse International	0.285%	USD	2,000,000	$13,953	$(4,498)	$18,451
Beazer Homes USA, Inc. 9.125%, due 05/15/19	5.000%	12/20/19	Citibank N.A.	2.963%	USD	2,000,000	124,788	59,704	65,084
Calpine Corp. 5.375%, due 01/25/23	5.000%	06/20/21	JPMorgan Chase Bank N.A.	3.336%	USD	600,000	42,907	29,139	13,768
Calpine Corp. 5.375%, due 01/15/23	5.000%	06/21/21	JPMorgan Chase Bank N.A.	3.338%	USD	1,500,000	107,159	96,400	10,759
Calpine Corp. 5.375%, due 01/15/23	5.000%	06/21/21	JPMorgan Chase Bank N.A.	3.338%	USD	1,300,000	92,871	75,650	17,221
Calpine Corp. 5.375%, due 01/15/23	5.000%	06/21/21	JPMorgan Chase Bank N.A.	3.338%	USD	500,000	35,720	32,133	3,587
Calpine Corp. 5.375%, due 01/15/23	5.000%	06/21/21	JPMorgan Chase Bank N.A.	3.338%	USD	500,000	35,720	23,150	12,570
China Government International Bond 7.500%, due 10/28/27	1.000%	09/20/20	Barclays Bank plc	0.813%	USD	1,150,000	8,339	2,814	5,525
Electricite de France S.A. 5.625%, due 02/21/33	1.000%	09/20/20	Barclays Bank plc	0.588%	EUR	3,300,000	61,001	87,530	(26,529)
Engie S.A. 5.125%, due 02/19/18	1.000%	09/20/20	Barclays Bank plc	0.349%	EUR	2,300,000	67,511	75,856	(8,345)
Orange S.A. 5.625%, due 05/22/18	1.000%	09/20/20	Citibank N.A.	0.452%	EUR	3,300,000	81,325	70,842	10,483
Tenet Healthcare Corp. 6.875%, due 11/15/31	5.000%	12/20/18	Barclays Bank plc	2.105%	USD	2,500,000	156,214	169,065	(12,851)
United Mexico States 5.950%, due 03/19/19	1.000%	06/20/20	Citibank N.A.	1.240%	USD	1,600,000	(13,850)	(20,033)	6,183
iHeartCommunications, Inc. 6.875%, due 06/15/18	5.000%	06/20/18	Barclays Bank plc	35.694%	USD	1,600,000	(631,955)	(360,000)	(271,955)

Totals							$181,703	$337,752	$(156,049)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
MCDX.NA.26	1.000%	06/20/21	Citibank N.A.	0.815%	USD	2,800,000	$22,351	$7,535	$14,816

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-224

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(USD)—	United States Dollar
(ITRAXX.EUR.FIN)—	Markit iTraxx Europe Senior Financial Index
(LIBOR)—	London Interbank Offered Rate
(MCDX.NA)—	Markit North America Municipal Single Name CDS Index

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$480,714,732	$—	$480,714,732
Total Asset-Backed Securities*	—	177,381,353	—	177,381,353
Total U.S. Treasury & Government Agencies*	—	176,237,198	—	176,237,198
Total Mortgage-Backed Securities*	—	119,121,734	—	119,121,734
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	54,070,253	—	54,070,253
Total Foreign Government*	—	26,370,408	—	26,370,408
Total Municipals	—	4,709,076	—	4,709,076
Common Stocks
Oil, Gas & Consumable Fuels	—	538,973	—	538,973
Paper & Forest Products	10,739	—	—	10,739
Total Common Stocks	10,739	538,973	—	549,712
Total Purchased Options*	—	49,952	—	49,952
Warrants
Oil, Gas & Consumable Fuels	13,362	—	—	13,362
Paper & Forest Products	—	0	—	0
Total Warrants	13,362	0	—	13,362
Short-Term Investments
Discount Note	—	20,134,888	—	20,134,888
Repurchase Agreement	—	36,206,479	—	36,206,479
Total Short-Term Investments	—	56,341,367	—	56,341,367

MIST-225

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Repurchase Agreements	$—	$3,395,716	$—	$3,395,716
Time Deposits	—	192,647	—	192,647
Total Securities Lending Reinvestments	—	3,588,363	—	3,588,363
Total Net Investments	$24,101	$1,099,123,409	$—	$1,099,147,510

Collateral for Securities Loaned (Liability)	$—	$(3,588,363)	$—	$(3,588,363)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$219,237	$—	$219,237
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(809,870)	—	(809,870)
Total Forward Contracts	$—	$(590,633)	$—	$(590,633)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$278,319	$—	$—	$278,319
Futures Contracts (Unrealized Depreciation)	(236,241)	—	—	(236,241)
Total Futures Contracts	$42,078	$—	$—	$42,078
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$40,639	$—	$40,639
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(102,493)	—	(102,493)
Total Centrally Cleared Swap Contracts	$—	$(61,854)	$—	$(61,854)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,240,889	$—	$1,240,889
OTC Swap Contracts at Value (Liabilities)	—	(5,546,848)	—	(5,546,848)
Total OTC Swap Contracts	$—	$(4,305,959)	$—	$(4,305,959)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2016
Common Stocks
Health Care Providers & Services	$26,439	$(26,439)	$—	$—
Floating Rate Loans
Healthcare-Products	95,418	(95,418)	—	—

Total	$121,857	$(121,857)	$—	$—

Common Stocks in the amount of $26,439 and Floating Rate Loans in the amount of $95,418 were transferred out level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant overservable inputs.

MIST-226

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Foreign Government—72.1% of Net Assets

Security Description	Principal Amount*	Value

Argentina—1.6%
Argentina Boden Bond 0.010%, 10/03/21 (ARS)	295,040,000	$19,208,959

Brazil—4.6%
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/18 (BRL)	10,440,000	2,783,467
Brazil Notas do Tesouro Nacional 6.000%, 08/15/18 (BRL) (a)	4,225,000	3,805,283
6.000%, 05/15/19 (BRL) (a)	2,420,000	2,187,033
6.000%, 08/15/20 (BRL) (a)	430,000	388,427
6.000%, 08/15/22 (BRL) (a)	6,930,000	6,255,078
6.000%, 05/15/23 (BRL) (a)	1,070,000	968,511
6.000%, 08/15/24 (BRL) (a)	1,140,000	1,036,461
6.000%, 05/15/45 (BRL) (a)	6,400,000	5,937,690
10.000%, 01/01/17 (BRL)	49,680,000	15,087,361
10.000%, 01/01/19 (BRL)	6,700,000	1,994,520
10.000%, 01/01/21 (BRL)	31,015,000	9,059,273
10.000%, 01/01/23 (BRL)	8,350,000	2,392,581
10.000%, 01/01/25 (BRL)	4,810,000	1,362,715
10.000%, 01/01/27 (BRL)	13,370,000	3,732,653

		56,991,053

Colombia—1.9%
Colombian TES 7.750%, 09/18/30 (COP)	65,000,000,000	23,772,775

Indonesia—4.4%
Indonesia Treasury Bonds 5.625%, 05/15/23 (IDR)	96,951,000,000	6,922,529
7.000%, 05/15/22 (IDR)	81,607,000,000	6,294,019
8.375%, 03/15/24 (IDR)	81,624,000,000	6,763,953
8.375%, 09/15/26 (IDR)	19,458,000,000	1,619,882
8.375%, 03/15/34 (IDR)	49,720,000,000	4,152,540
9.000%, 03/15/29 (IDR)	9,426,000,000	823,358
10.000%, 09/15/24 (IDR)	186,070,000,000	16,705,924
10.000%, 02/15/28 (IDR)	34,960,000,000	3,237,527
11.500%, 09/15/19 (IDR)	7,238,000,000	626,260
12.800%, 06/15/21 (IDR)	78,179,000,000	7,365,161
12.900%, 06/15/22 (IDR)	1,823,000,000	177,220

		54,688,373

Malaysia—8.9%
Bank Negara Malaysia Monetary Notes 0.152%, 10/06/16 (MYR) (b)	1,870,000	452,146
0.288%, 10/11/16 (MYR) (b)	7,250,000	1,752,272
0.459%, 10/18/16 (MYR) (b)	5,620,000	1,357,564
1.657%, 04/20/17 (MYR) (b)	23,290,000	5,554,847
1.752%, 06/22/17 (MYR) (b)	23,720,000	5,632,644
1.867%, 07/20/17 (MYR) (b)	25,800,000	6,114,360
1.886%, 09/19/17 (MYR) (b)	28,700,000	6,773,061
Malaysia Government Bonds 3.260%, 03/01/18 (MYR)	14,813,000	3,616,783
3.314%, 10/31/17 (MYR)	85,330,000	20,804,983
3.394%, 03/15/17 (MYR)	119,020,000	28,885,295
3.814%, 02/15/17 (MYR)	11,870,000	2,883,725

Malaysia—(Continued)
4.012%, 09/15/17 (MYR)	22,986,000	5,636,675
4.240%, 02/07/18 (MYR)	37,480,000	9,261,425
Malaysia Treasury Bills 1.343%, 01/20/17 (MYR) (b)	9,450,000	2,267,934
1.364%, 03/10/17 (MYR) (b)	3,650,000	872,968
1.757%, 08/11/17 (MYR) (b)	32,870,000	7,778,208

		109,644,890

Mexico—20.1%
Mexican Bonos 4.750%, 06/14/18 (MXN)	52,660,000	2,691,460
5.000%, 06/15/17 (MXN)	457,300,000	23,599,036
7.250%, 12/15/16 (MXN)	311,355,000	16,138,224
7.750%, 12/14/17 (MXN)	950,800,000	50,596,060
Mexican Udibonos 2.500%, 12/10/20 (MXN) (a)	13,413,329	691,843
3.500%, 12/14/17 (MXN) (a)	24,775,656	1,306,753
4.000%, 06/13/19 (MXN) (a)	16,991,671	914,881
Mexico Cetes 0.442%, 10/13/16 (MXN) (b)	4,549,029,000	23,422,757
0.857%, 10/27/16 (MXN) (b)	1,422,169,000	7,308,972
1.221%, 11/10/16 (MXN) (b)	340,060,000	1,744,483
1.570%, 11/24/16 (MXN) (b)	1,268,543,000	6,495,691
1.611%, 12/08/16 (MXN) (b)	3,963,854,000	20,258,846
2.075%, 12/22/16 (MXN) (b)	794,336,000	4,052,026
2.298%, 02/02/17 (MXN) (b)	1,818,861,000	9,224,249
2.634%, 03/02/17 (MXN) (b)	1,082,697,000	5,468,500
2.916%, 03/30/17 (MXN) (b)	3,687,030,000	18,551,762
3.107%, 03/16/17 (MXN) (b)	895,469,000	4,514,164
3.295%, 05/25/17 (MXN) (b)	6,520,826,000	32,551,415
3.665%, 07/06/17 (MXN) (b)	1,193,958,000	5,924,116
3.743%, 07/20/17 (MXN) (b)	2,537,161,000	12,563,100

		248,018,338

Peru—0.1%
Peru Government Bond 7.840%, 08/12/20 (PEN)	5,663,000	1,860,439

Philippines—4.5%
Philippine Government Bonds 2.125%, 05/23/18 (PHP)	663,049,000	13,628,429
2.875%, 05/22/17 (PHP)	145,620,000	3,016,744
3.375%, 08/20/20 (PHP)	17,020,000	356,636
3.875%, 11/22/19 (PHP)	637,940,000	13,576,105
5.000%, 08/18/18 (PHP)	124,310,000	2,685,701
5.875%, 01/31/18 (PHP)	91,920,000	1,974,401
Philippine Treasury Bills 0.337%, 11/02/16 (PHP) (b)	152,170,000	3,134,900
0.637%, 12/07/16 (PHP) (b)	15,090,000	310,291
0.669%, 02/08/17 (PHP) (b)	26,890,000	551,696
0.729%, 01/18/17 (PHP) (b)	560,080,000	11,500,005
0.753%, 03/29/17 (PHP) (b)	2,490,000	51,054
0.795%, 02/22/17 (PHP) (b)	42,280,000	867,581
0.843%, 03/15/17 (PHP) (a) (b)	22,030,000	451,643
1.016%, 05/03/17 (PHP) (b)	164,430,000	3,363,025

MIST-227

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Philippines—(Continued)
1.049%, 09/27/17 (PHP) (b)	4,770,000	$96,074
1.087%, 06/07/17 (PHP) (b)	470,000	9,608

		55,573,893

Poland—2.0%
Poland Government Bonds 1.790%, 01/25/17 (PLN) (c)	28,518,000	7,468,928
1.790%, 01/25/21 (PLN) (c)	28,929,000	7,453,346
4.750%, 10/25/16 (PLN)	38,260,000	10,026,504
4.750%, 04/25/17 (PLN)	1,320,000	351,273

		25,300,051

Portugal—1.0%
Portugal Government International Bond 5.125%, 10/15/24 (144A)	11,910,000	11,863,218

Serbia—1.9%
Serbia International Bonds 4.875%, 02/25/20 (144A)	2,400,000	2,507,616
5.250%, 11/21/17 (144A)	1,720,000	1,775,900
7.250%, 09/28/21 (144A)	16,260,000	18,927,290

		23,210,806

South Korea—16.0%
Korea Monetary Stabilization Bonds 1.250%, 08/02/18 (KRW)	3,579,000,000	3,246,645
1.530%, 10/08/16 (KRW)	6,485,400,000	5,888,756
1.560%, 10/02/17 (KRW)	37,369,200,000	34,005,989
1.570%, 01/09/17 (KRW)	1,094,900,000	994,790
1.610%, 11/09/16 (KRW)	12,475,400,000	11,330,758
1.700%, 08/02/17 (KRW)	8,336,400,000	7,590,866
1.960%, 02/02/17 (KRW)	275,400,000	250,580
2.070%, 12/02/16 (KRW)	10,448,300,000	9,498,670
2.220%, 10/02/16 (KRW)	1,595,700,000	1,448,858
Korea Treasury Bonds 1.375%, 09/10/21 (KRW)	5,025,300,000	4,588,676
1.500%, 06/10/19 (KRW)	17,308,600,000	15,819,575
1.750%, 12/10/18 (KRW)	6,400,500,000	5,869,328
2.000%, 12/10/17 (KRW)	22,392,700,000	20,485,086
2.000%, 03/10/21 (KRW)	46,280,060,000	43,282,267
2.750%, 09/10/19 (KRW)	1,504,000,000	1,422,597
3.000%, 12/10/16 (KRW)	34,321,540,000	31,259,137

		196,982,578

Sri Lanka—0.7%
Sri Lanka Government Bonds 6.400%, 10/01/16 (LKR)	35,400,000	241,127
7.500%, 08/15/18 (LKR)	25,830,000	166,891
8.000%, 06/15/17 (LKR)	13,890,000	93,379
8.000%, 11/15/18 (LKR)	243,630,000	1,576,138
8.000%, 11/01/19 (LKR)	13,890,000	87,509
8.250%, 03/01/17 (LKR)	540,000	3,662
8.500%, 04/01/18 (LKR)	170,110,000	1,128,895
8.500%, 06/01/18 (LKR)	1,410,000	9,319

Sri Lanka—(Continued)
8.500%, 07/15/18 (LKR)	45,000,000	296,409
9.000%, 05/01/21 (LKR)	3,530,000	22,240
9.250%, 05/01/20 (LKR)	55,880,000	361,888
10.600%, 07/01/19 (LKR)	340,660,000	2,308,387
10.600%, 09/15/19 (LKR)	55,760,000	377,564
11.000%, 08/01/21 (LKR)	219,060,000	1,481,134
11.200%, 07/01/22 (LKR)	26,640,000	180,803

		8,335,345

Ukraine—4.4%
Ukraine Government International Bonds Zero Coupon, 05/31/40 (144A) (c)	12,785,000	4,089,282
7.750%, 09/01/19 (144A)	1,623,160	1,602,464
7.750%, 09/01/20 (144A)	6,665,000	6,513,038
7.750%, 09/01/21 (144A)	6,429,000	6,237,416
7.750%, 09/01/22 (144A)	6,429,000	6,205,271
7.750%, 09/01/23 (144A)	6,206,000	5,957,760
7.750%, 09/01/24 (144A)	6,206,000	5,924,744
7.750%, 09/01/25 (144A)	6,206,000	5,891,170
7.750%, 09/01/26 (144A)	6,206,000	5,865,911
7.750%, 09/01/27 (144A)	6,095,000	5,730,519
Ukreximbank Via Biz Finance plc 9.750%, 01/22/25 (144A)	370,000	354,349

		54,371,924

Total Foreign Government (Cost $923,906,933)		889,822,642

Short-Term Investments—29.0%

Discount Note—5.5%
Federal Home Loan Bank 0.068%, 10/03/16 (b)	67,045,000	67,044,627

Repurchase Agreement—23.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $290,147,946 on 10/03/16, collateralized by $287,830,000 U.S. Treasury Notes with rates ranging from 1.500% - 2.125%, maturity dates ranging from 09/30/21 - 01/31/22, with a value of $295,951,325.	290,147,221	290,147,221

Total Short-Term Investments (Cost $357,191,848)		357,191,848

Total Investments—101.1% (Cost $1,281,098,781) (d)		1,247,014,490
Other assets and liabilities (net)—(1.1)%		(13,090,232)

Net Assets—100.0%		$1,233,924,258

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.

MIST-228

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(b)	The rate shown represents current yield to maturity.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	As of September 30, 2016, the aggregate cost of investments was $1,281,098,781. The aggregate unrealized appreciation and depreciation of investments were $17,455,824 and $(51,540,115), respectively, resulting in net unrealized depreciation of $(34,084,291).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $89,445,948, which is 7.2% of net assets.
(BRL)—	Brazilian Real
(COP)—	Colombian Peso
(IDR)—	Indonesian Rupiah
(KRW)—	South Korean Won
(LKR)—	Sri Lankan Rupee
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PEN)—	Peruvian Nuevo Sol
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty

Top Industries as of September 30, 2016 (Unaudited)	% of Net Assets
Global Government Investment Grade	22.3%
Global Government High Yield	49.8%

72.1%

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	120,169,000	Deutsche Bank AG	10/03/16	USD	179,907	$2,825
CLP	357,911,000	Deutsche Bank AG	10/03/16	USD	528,867	15,380
CLP	948,616,000	Morgan Stanley & Co.	10/03/16	USD	1,396,769	45,718
CLP	46,326,000	JPMorgan Chase Bank N.A.	10/11/16	USD	68,989	1,429
CLP	476,612,500	Morgan Stanley & Co.	10/11/16	USD	709,847	14,626
CLP	296,547,000	Deutsche Bank AG	10/12/16	USD	443,501	7,222
CLP	687,600,000	JPMorgan Chase Bank N.A.	10/12/16	USD	1,040,321	4,765
CLP	296,547,000	Deutsche Bank AG	10/14/16	USD	445,935	4,704
CLP	113,400,000	Morgan Stanley & Co.	10/17/16	USD	167,553	4,724
CLP	93,075,000	Deutsche Bank AG	10/18/16	USD	139,962	1,424
CLP	4,881,841,000	Deutsche Bank AG	10/20/16	USD	7,201,949	212,459
CLP	1,155,000,000	Barclays Bank plc	10/24/16	USD	1,757,055	(3,525)
CLP	5,003,232,000	Deutsche Bank AG	10/24/16	USD	7,404,517	191,430
CLP	43,531,000	Deutsche Bank AG	10/25/16	USD	66,096	(13)
CLP	124,410,000	Deutsche Bank AG	10/28/16	USD	187,605	1,205
CLP	170,807,000	Deutsche Bank AG	10/28/16	USD	257,395	1,830
CLP	478,080,000	Deutsche Bank AG	10/28/16	USD	720,999	4,556
CLP	533,066,500	Morgan Stanley & Co.	10/28/16	USD	798,566	10,439
CLP	948,616,000	Morgan Stanley & Co.	10/28/16	USD	1,426,447	13,214
CLP	476,594,000	Morgan Stanley & Co.	11/07/16	USD	719,224	3,430
CLP	67,982,000	Deutsche Bank AG	11/08/16	USD	102,444	628
CLP	101,783,000	Deutsche Bank AG	11/09/16	USD	153,380	928
CLP	986,595,000	Morgan Stanley & Co.	11/14/16	USD	1,509,524	(14,406)
CLP	986,595,000	Morgan Stanley & Co.	11/16/16	USD	1,513,531	(18,653)
CLP	96,622,000	Deutsche Bank AG	11/17/16	USD	147,966	(1,578)
CLP	246,100,000	JPMorgan Chase Bank N.A.	11/22/16	USD	371,332	1,376
CLP	48,394,000	Deutsche Bank AG	11/25/16	USD	71,775	1,498
CLP	46,749,000	Citibank N.A.	11/30/16	USD	70,141	613
CLP	9,313,680,000	JPMorgan Chase Bank N.A.	12/02/16	USD	13,627,449	466,350
CLP	96,622,000	Deutsche Bank AG	12/12/16	USD	145,013	1,077
EUR	5,160,000	Deutsche Bank AG	10/03/16	USD	5,805,000	(8,517)
IDR	894,320,000,000	JPMorgan Chase Bank N.A.	03/14/17	USD	63,880,000	3,082,257
IDR	133,413,773,145	JPMorgan Chase Bank N.A.	03/15/17	USD	9,570,572	417,441
INR	16,661,000	Deutsche Bank AG	10/27/16	USD	244,375	4,824
INR	163,760,484	Deutsche Bank AG	10/28/16	USD	2,401,490	47,490
INR	228,261,000	HSBC Bank plc	10/28/16	USD	3,348,104	65,458
INR	69,899,500	HSBC Bank plc	11/07/16	USD	1,030,483	13,161

MIST-229

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	110,978,417	Deutsche Bank AG	11/08/16	USD	1,636,857	$19,842
INR	1,228,565,000	HSBC Bank plc	11/16/16	USD	18,150,652	164,821
INR	2,900,000,000	HSBC Bank plc	11/18/16	USD	42,864,407	354,306
INR	14,658,000	JPMorgan Chase Bank N.A.	11/23/16	USD	216,682	1,583
KRW	14,000,000,000	Citibank N.A.	11/21/16	USD	12,078,337	629,297
MXN	260,397,780	HSBC Bank plc	10/07/16	USD	15,152,620	(1,727,617)
MYR	21,469,000	HSBC Bank plc	10/04/16	USD	5,414,218	(222,827)
MYR	21,469,000	HSBC Bank plc	04/04/17	USD	5,195,160	(46,719)

Contracts to Deliver
AUD	23,199,000	JPMorgan Chase Bank N.A.	11/16/16	USD	16,967,749	(771,039)
AUD	16,989,000	JPMorgan Chase Bank N.A.	11/16/16	USD	12,425,755	(564,644)
AUD	5,331,000	Citibank N.A.	11/21/16	USD	3,859,111	(216,677)
AUD	13,389,000	JPMorgan Chase Bank N.A.	12/12/16	USD	9,528,670	(702,804)
AUD	19,754,000	JPMorgan Chase Bank N.A.	12/13/16	USD	14,576,773	(518,306)
AUD	13,314,000	Citibank N.A.	12/14/16	USD	9,827,330	(346,376)
AUD	6,655,000	JPMorgan Chase Bank N.A.	12/14/16	USD	4,764,181	(321,143)
AUD	190,000	Citibank N.A.	12/16/16	USD	139,520	(5,660)
AUD	383,100	Citibank N.A.	12/20/16	USD	281,123	(11,579)
AUD	13,227,000	Citibank N.A.	03/13/17	USD	10,107,677	20,400
AUD	960,000	JPMorgan Chase Bank N.A.	03/17/17	USD	699,840	(32,218)
AUD	29,844,000	JPMorgan Chase Bank N.A.	03/20/17	USD	21,941,309	(815,029)
CLP	478,080,000	Deutsche Bank AG	10/03/16	USD	722,721	(4,259)
CLP	948,616,000	Morgan Stanley & Co.	10/03/16	USD	1,429,715	(12,773)
EUR	4,440,000	Deutsche Bank AG	10/03/16	USD	5,033,184	45,513
EUR	720,000	Deutsche Bank AG	10/03/16	USD	802,512	(6,300)
EUR	9,359,372	Barclays Bank plc	10/06/16	USD	10,440,005	(74,802)
EUR	5,009,000	HSBC Bank plc	10/06/16	USD	5,612,895	(14,477)
EUR	1,362,600	JPMorgan Chase Bank N.A.	10/06/16	USD	1,519,435	(11,381)
EUR	2,310,000	JPMorgan Chase Bank N.A.	10/07/16	USD	2,610,046	14,753
EUR	10,839,830	Citibank N.A.	10/11/16	USD	12,198,115	17,296
EUR	3,012,496	Deutsche Bank AG	10/11/16	USD	3,416,170	31,000
EUR	7,580,000	Goldman Sachs & Co.	10/11/16	USD	8,506,655	(11,062)
EUR	3,220,000	Goldman Sachs & Co.	10/11/16	USD	3,648,646	30,302
EUR	714,000	HSBC Bank plc	10/11/16	USD	803,889	1,561
EUR	2,023,000	Morgan Stanley & Co.	10/11/16	USD	2,277,493	4,229
EUR	263,000	Standard Chartered Bank	10/12/16	USD	296,918	1,368
EUR	3,821,000	HSBC Bank plc	10/13/16	USD	4,333,434	39,340
EUR	1,079,000	JPMorgan Chase Bank N.A.	10/13/16	USD	1,234,505	21,910
EUR	7,408,999	Goldman Sachs & Co.	10/18/16	USD	8,259,181	(69,101)
EUR	13,037,000	Barclays Bank plc	10/19/16	USD	14,531,757	(123,513)
EUR	2,896,100	Deutsche Bank AG	10/21/16	USD	3,242,271	(13,623)
EUR	2,313,904	Barclays Bank plc	10/27/16	USD	2,576,011	(26,087)
EUR	11,538,600	Bank of America N.A.	10/31/16	USD	12,732,960	(245,186)
EUR	7,388,500	Bank of America N.A.	10/31/16	USD	8,295,143	(15,140)
EUR	3,630,000	Barclays Bank plc	10/31/16	USD	4,075,673	(7,203)
EUR	2,332,325	Citibank N.A.	10/31/16	USD	2,618,359	(4,945)
EUR	1,858,400	Citibank N.A.	10/31/16	USD	2,050,410	(39,843)
EUR	95,977,039	Deutsche Bank AG	10/31/16	USD	107,718,390	(232,666)
EUR	9,965,485	Deutsche Bank AG	10/31/16	USD	10,998,537	(210,234)
EUR	1,005,008	Barclays Bank plc	11/01/16	USD	1,118,931	(11,514)
EUR	1,620,000	HSBC Bank plc	11/01/16	USD	1,804,874	(17,321)
EUR	5,318,000	Goldman Sachs & Co.	11/02/16	USD	5,972,433	(9,595)
EUR	4,170,000	Bank of America N.A.	11/03/16	USD	4,675,133	(15,770)
EUR	5,160,000	Deutsche Bank AG	11/03/16	USD	5,812,224	7,653
EUR	9,359,372	Barclays Bank plc	11/04/16	USD	10,539,935	10,928

MIST-230

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	5,009,000	Citibank N.A.	11/04/16	USD	5,638,731	$3,760
EUR	92,609	Deutsche Bank AG	11/04/16	USD	103,148	(1,034)
EUR	1,865,900	Citibank N.A.	11/08/16	USD	2,087,476	(11,961)
EUR	10,266,434	Deutsche Bank AG	11/08/16	USD	11,481,466	(69,916)
EUR	1,618,000	Deutsche Bank AG	11/09/16	USD	1,778,991	(41,595)
EUR	649,410	Citibank N.A.	11/10/16	USD	722,573	(8,180)
EUR	3,548,416	Barclays Bank plc	11/14/16	USD	3,947,524	(46,028)
EUR	9,537,000	Citibank N.A.	11/14/16	USD	10,308,162	(425,220)
EUR	10,013,000	Deutsche Bank AG	11/14/16	USD	11,161,191	(107,904)
EUR	1,525,000	Deutsche Bank AG	11/14/16	USD	1,660,451	(55,855)
EUR	2,440,000	Goldman Sachs & Co.	11/14/16	USD	2,738,070	(8,019)
EUR	413,121	JPMorgan Chase Bank N.A.	11/14/16	USD	446,466	(18,479)
EUR	1,623,000	Morgan Stanley & Co.	11/14/16	USD	1,823,400	(3,200)
EUR	17,552,000	Standard Chartered Bank	11/14/16	USD	19,689,570	(64,264)
EUR	651,717	Barclays Bank plc	11/15/16	USD	729,630	(3,874)
EUR	9,039,153	Deutsche Bank AG	11/15/16	USD	10,132,348	(41,165)
EUR	14,399,000	JPMorgan Chase Bank N.A.	11/15/16	USD	16,124,720	(81,269)
EUR	1,911,000	Standard Chartered Bank	11/15/16	USD	2,142,518	(8,302)
EUR	1,912,000	JPMorgan Chase Bank N.A.	11/16/16	USD	2,141,364	(10,672)
EUR	309,733	Deutsche Bank AG	11/17/16	USD	336,593	(12,039)
EUR	650,000	Morgan Stanley & Co.	11/17/16	USD	730,444	(1,189)
EUR	2,341,000	Barclays Bank plc	11/18/16	USD	2,652,985	17,868
EUR	3,870,000	Morgan Stanley & Co.	11/18/16	USD	4,383,820	27,604
EUR	86,267	Deutsche Bank AG	11/21/16	USD	97,657	539
EUR	3,696,678	HSBC Bank plc	11/21/16	USD	4,180,906	19,258
EUR	989,372	Bank of America N.A.	11/22/16	USD	1,123,729	9,866
EUR	1,313,000	Deutsche Bank AG	11/22/16	USD	1,491,962	13,749
EUR	274,083	JPMorgan Chase Bank N.A.	11/22/16	USD	311,579	3,009
EUR	1,287,000	Deutsche Bank AG	11/23/16	USD	1,462,611	13,609
EUR	281,896	UBS AG, Stamford	11/23/16	USD	320,234	2,854
EUR	868,325	Barclays Bank plc	11/25/16	USD	987,424	9,715
EUR	1,154,000	Goldman Sachs & Co.	11/25/16	USD	1,308,994	9,623
EUR	12,323,000	JPMorgan Chase Bank N.A.	11/25/16	USD	14,014,455	139,108
EUR	1,115,456	Bank of America N.A.	11/28/16	USD	1,261,224	5,092
EUR	5,010,000	Standard Chartered Bank	11/30/16	USD	5,676,606	34,291
EUR	2,021,800	Deutsche Bank AG	12/13/16	USD	2,275,374	(3,051)
EUR	1,529,000	Bank of America N.A.	12/15/16	USD	1,724,773	1,516
EUR	462,068	Citibank N.A.	12/15/16	USD	521,388	615
EUR	1,340,000	JPMorgan Chase Bank N.A.	12/15/16	USD	1,491,326	(18,919)
EUR	650,000	Morgan Stanley & Co.	12/15/16	USD	732,589	7
EUR	225,000	JPMorgan Chase Bank N.A.	12/16/16	USD	253,401	(199)
EUR	3,678,747	Barclays Bank plc	12/22/16	USD	4,127,896	(19,776)
EUR	4,966,000	Morgan Stanley & Co.	12/23/16	USD	5,570,288	(29,020)
EUR	609,000	Goldman Sachs & Co.	12/27/16	USD	685,551	(1,260)
EUR	13,187,000	Barclays Bank plc	01/11/17	USD	14,516,645	(366,300)
EUR	8,953,000	Standard Chartered Bank	01/13/17	USD	9,850,091	(255,247)
EUR	12,208,000	JPMorgan Chase Bank N.A.	01/19/17	USD	13,520,421	(262,616)
EUR	670,000	Deutsche Bank AG	01/23/17	USD	739,948	(16,630)
EUR	8,440,000	Deutsche Bank AG	02/03/17	USD	9,312,021	(223,366)
EUR	3,073,000	Barclays Bank plc	02/08/17	USD	3,482,093	9,475
EUR	6,590,000	Goldman Sachs & Co.	02/09/17	USD	7,438,792	(8,520)
EUR	419,000	HSBC Bank plc	02/10/17	USD	471,476	(2,055)
EUR	2,938,000	Barclays Bank plc	02/13/17	USD	3,366,654	45,839
EUR	900,000	Goldman Sachs & Co.	02/13/17	USD	1,024,740	7,472
EUR	1,022,000	Goldman Sachs & Co.	02/16/17	USD	1,165,458	10,136
EUR	446,000	Standard Chartered Bank	02/16/17	USD	508,186	4,004
EUR	3,298,000	Barclays Bank plc	02/22/17	USD	3,704,808	(24,438)

MIST-231

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,120,359	Bank of America N.A.	02/28/17	USD	1,249,290	$(17,913)
EUR	1,673,320	Deutsche Bank AG	02/28/17	USD	1,867,676	(24,963)
JPY	55,370,000	JPMorgan Chase Bank N.A.	10/19/16	USD	471,479	(74,883)
JPY	698,590,000	Barclays Bank plc	10/24/16	USD	5,882,492	(1,012,262)
JPY	94,232,353	Citibank N.A.	11/09/16	USD	782,921	(147,716)
JPY	229,154,000	Citibank N.A.	11/14/16	USD	1,883,096	(380,462)
JPY	8,128,806,420	Goldman Sachs & Co.	11/14/16	USD	66,807,532	(13,487,939)
JPY	157,477,000	HSBC Bank plc	11/14/16	USD	1,293,074	(262,467)
JPY	92,567,000	JPMorgan Chase Bank N.A.	11/14/16	USD	759,487	(154,880)
JPY	119,300,000	Morgan Stanley & Co.	11/16/16	USD	982,823	(195,701)
JPY	93,849,000	Standard Chartered Bank	11/16/16	USD	866,871	(60,231)
JPY	306,357,000	Deutsche Bank AG	11/18/16	USD	2,522,765	(503,866)
JPY	425,961,000	Citibank N.A.	11/21/16	USD	3,494,491	(714,248)
JPY	379,208,000	Citibank N.A.	11/21/16	USD	3,496,938	(249,855)
JPY	79,941,000	HSBC Bank plc	11/25/16	USD	735,022	(54,964)
JPY	427,709,000	Bank of America N.A.	11/28/16	USD	3,915,422	(311,737)
JPY	350,622,000	Standard Chartered Bank	11/28/16	USD	3,216,789	(248,499)
JPY	693,100,000	HSBC Bank plc	12/09/16	USD	6,483,630	(369,992)
JPY	895,640,000	Citibank N.A.	12/12/16	USD	8,437,216	(420,816)
JPY	210,400,000	Deutsche Bank AG	12/13/16	USD	1,988,695	(92,323)
JPY	635,480,000	HSBC Bank plc	12/13/16	USD	6,000,755	(284,633)
JPY	588,770,000	JPMorgan Chase Bank N.A.	12/13/16	USD	5,557,396	(265,995)
JPY	930,530,000	HSBC Bank plc	12/16/16	USD	8,840,300	(365,047)
JPY	296,207,000	Deutsche Bank AG	01/10/17	USD	2,937,775	3,310
JPY	174,225,000	Goldman Sachs & Co.	01/10/17	USD	1,487,120	(238,893)
JPY	596,690,000	Barclays Bank plc	01/11/17	USD	5,974,727	63,163
JPY	554,560,000	Barclays Bank plc	01/13/17	USD	5,450,465	(44,210)
JPY	44,450,000	Citibank N.A.	01/17/17	USD	381,722	(58,777)
JPY	133,330,000	Standard Chartered Bank	01/17/17	USD	1,141,534	(179,766)
JPY	183,890,000	HSBC Bank plc	01/19/17	USD	1,753,672	(68,845)
JPY	55,370,000	JPMorgan Chase Bank N.A.	01/19/17	USD	478,261	(70,505)
JPY	248,150,000	Standard Chartered Bank	01/19/17	USD	2,368,804	(90,587)
JPY	105,570,000	Deutsche Bank AG	01/23/17	USD	914,620	(131,867)
JPY	544,000,000	JPMorgan Chase Bank N.A.	01/25/17	USD	5,160,850	(232,171)
JPY	359,980,000	Goldman Sachs & Co.	01/27/17	USD	3,073,009	(496,031)
JPY	189,600,000	JPMorgan Chase Bank N.A.	01/27/17	USD	1,618,590	(261,209)
JPY	2,961,408,150	Deutsche Bank AG	01/30/17	USD	25,285,247	(4,079,841)
JPY	443,025,359	HSBC Bank plc	01/31/17	USD	3,783,308	(609,898)
JPY	408,503,000	Citibank N.A.	02/10/17	USD	4,014,022	(38,712)
JPY	218,400,000	Citibank N.A.	02/16/17	USD	1,982,031	(185,301)
JPY	109,070,000	Citibank N.A.	02/16/17	USD	965,413	(116,962)
JPY	105,370,000	Deutsche Bank AG	02/16/17	USD	930,091	(115,567)
JPY	156,373,020	Goldman Sachs & Co.	02/16/17	USD	1,406,068	(145,728)
JPY	133,761,000	Goldman Sachs & Co.	02/16/17	USD	1,182,993	(144,409)
JPY	164,870,000	HSBC Bank plc	02/16/17	USD	1,463,365	(172,753)
JPY	305,880,000	JPMorgan Chase Bank N.A.	02/16/17	USD	3,024,517	(10,939)
JPY	164,783,000	JPMorgan Chase Bank N.A.	02/16/17	USD	1,455,179	(180,075)
JPY	54,700,000	Barclays Bank plc	02/27/17	USD	494,709	(48,391)
JPY	300,880,000	HSBC Bank plc	02/27/17	USD	2,716,970	(270,380)
JPY	144,240,000	HSBC Bank plc	02/27/17	USD	1,302,481	(129,636)
JPY	468,190,000	Barclays Bank plc	02/28/17	USD	4,617,395	(31,342)
JPY	150,260,000	JPMorgan Chase Bank N.A.	02/28/17	USD	1,482,000	(9,956)
JPY	36,614,000	Deutsche Bank AG	03/01/17	USD	329,047	(34,517)
JPY	338,400,000	JPMorgan Chase Bank N.A.	03/03/17	USD	3,035,685	(324,809)
JPY	159,900,000	HSBC Bank plc	03/06/17	USD	1,423,865	(164,248)
JPY	578,374,700	Barclays Bank plc	03/09/17	USD	5,750,080	4,919
JPY	493,277,635	Barclays Bank plc	03/21/17	USD	4,849,367	(53,212)

MIST-232

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	465,903,000	Citibank N.A.	03/23/17	USD	4,613,129	$(17,806)
JPY	160,844,000	Deutsche Bank AG	03/23/17	USD	1,593,146	(5,595)
JPY	200,950,000	Morgan Stanley & Co.	03/23/17	USD	1,990,037	(7,345)
JPY	250,376,450	Barclays Bank plc	03/24/17	USD	2,479,208	(9,573)
JPY	109,471,259	JPMorgan Chase Bank N.A.	03/24/17	USD	994,506	(93,655)
JPY	66,105,000	JPMorgan Chase Bank N.A.	03/31/17	USD	590,244	(67,062)
JPY	100,800,000	Citibank N.A.	04/13/17	USD	947,368	(55,542)
JPY	177,260,000	Bank of America N.A.	04/18/17	USD	1,648,266	(115,808)
JPY	104,580,000	JPMorgan Chase Bank N.A.	04/20/17	USD	976,776	(64,094)
JPY	733,680,000	JPMorgan Chase Bank N.A.	04/21/17	USD	6,803,318	(499,246)
JPY	791,049,590	Morgan Stanley & Co.	05/15/17	USD	7,395,648	(487,038)
JPY	796,134,720	Citibank N.A.	05/16/17	USD	7,414,181	(519,560)
JPY	8,630,050	Bank of America N.A.	05/18/17	USD	80,489	(5,520)
JPY	8,617,300	Citibank N.A.	05/18/17	USD	80,331	(5,552)
JPY	8,604,125	Bank of America N.A.	05/19/17	USD	79,927	(5,828)
JPY	8,634,400	HSBC Bank plc	05/19/17	USD	80,208	(5,849)
JPY	8,627,500	Bank of America N.A.	05/22/17	USD	79,843	(6,157)
JPY	275,190,000	JPMorgan Chase Bank N.A.	05/22/17	USD	2,554,892	(188,258)
JPY	462,800,000	Citibank N.A.	06/08/17	USD	4,384,070	(232,998)
JPY	119,465,000	Citibank N.A.	06/16/17	USD	1,145,848	(46,440)
JPY	248,300,000	JPMorgan Chase Bank N.A.	06/16/17	USD	2,380,553	(97,538)
JPY	929,100,000	Deutsche Bank AG	06/19/17	USD	8,896,272	(377,701)
JPY	599,020,000	Citibank N.A.	06/20/17	USD	5,836,268	(143,242)
JPY	930,710,000	Deutsche Bank AG	06/22/17	USD	9,043,043	(248,346)
JPY	811,652,000	Barclays Bank plc	06/30/17	USD	8,048,430	(57,518)
JPY	360,500,000	JPMorgan Chase Bank N.A.	07/14/17	USD	3,523,260	(79,548)
JPY	353,334,000	Citibank N.A.	07/25/17	USD	3,384,101	(149,051)
JPY	411,460,000	Barclays Bank plc	07/31/17	USD	3,961,508	(154,120)
JPY	342,205,982	Deutsche Bank AG	07/31/17	USD	3,296,338	(126,577)
JPY	105,370,000	Barclays Bank plc	08/15/17	USD	1,059,373	4,611
JPY	338,124,000	Deutsche Bank AG	08/18/17	USD	3,423,694	38,533
JPY	639,006,000	HSBC Bank plc	08/22/17	USD	6,480,791	82,028
JPY	457,974,000	JPMorgan Chase Bank N.A.	08/22/17	USD	4,645,073	59,095
JPY	151,705,000	Barclays Bank plc	08/24/17	USD	1,535,919	16,649
JPY	149,920,000	Deutsche Bank AG	08/24/17	USD	1,520,055	18,661
JPY	446,759,000	JPMorgan Chase Bank N.A.	08/28/17	USD	4,522,196	47,163
JPY	256,658,000	Deutsche Bank AG	08/30/17	USD	2,604,568	33,452
JPY	244,017,000	JPMorgan Chase Bank N.A.	08/30/17	USD	2,471,308	26,827
JPY	488,094,000	HSBC Bank plc	09/01/17	USD	4,847,011	(43,049)
JPY	109,701,956	Citibank N.A.	09/19/17	USD	1,085,164	(14,906)
KRW	19,207,000,000	HSBC Bank plc	10/18/16	USD	16,588,505	(849,479)
KRW	6,255,000,000	HSBC Bank plc	11/02/16	USD	5,417,226	(261,077)
KRW	8,216,000,000	Citibank N.A.	11/14/16	USD	7,027,929	(429,975)
KRW	5,503,000,000	Citibank N.A.	11/16/16	USD	4,703,017	(292,153)
KRW	15,389,000,000	HSBC Bank plc	11/17/16	USD	13,117,675	(851,100)
KRW	8,488,000,000	HSBC Bank plc	11/18/16	USD	7,231,523	(473,084)
KRW	27,933,000,000	Citibank N.A.	11/21/16	USD	23,619,990	(1,734,462)
KRW	7,690,000,000	Deutsche Bank AG	11/23/16	USD	6,536,837	(443,194)
KRW	14,004,000,000	HSBC Bank plc	11/25/16	USD	11,748,322	(962,613)
KRW	12,505,000,000	HSBC Bank plc	12/02/16	USD	10,552,743	(797,088)
KRW	4,392,000,000	HSBC Bank plc	12/02/16	USD	3,706,329	(279,953)
KRW	17,622,000,000	Goldman Sachs & Co.	12/07/16	USD	15,830,751	(163,031)
KRW	6,146,000,000	Citibank N.A.	12/15/16	USD	5,229,748	(348,315)
KRW	7,689,000,000	Deutsche Bank AG	12/20/16	USD	6,539,489	(438,939)
KRW	8,193,000,000	Citibank N.A.	03/20/17	USD	7,479,118	41,777
KRW	11,175,000,000	HSBC Bank plc	03/20/17	USD	10,236,329	92,024
KRW	13,944,000,000	HSBC Bank plc	03/27/17	USD	12,453,892	(204,290)

MIST-233

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	14,010,000,000	HSBC Bank plc	03/28/17	USD	12,646,116	$(72,018)
KRW	18,617,000,000	HSBC Bank plc	04/25/17	USD	16,332,851	(569,341)
KRW	5,187,000,000	HSBC Bank plc	04/26/17	USD	4,526,376	(182,871)
MXN	260,397,780	HSBC Bank plc	10/07/16	USD	15,235,959	1,810,957
MYR	21,469,000	HSBC Bank plc	10/04/16	USD	5,217,254	25,863

Cross Currency Contracts to Buy
IDR	40,930,000,000	JPMorgan Chase Bank N.A.	01/19/17	AUD	4,043,268	45
IDR	17,930,000,000	JPMorgan Chase Bank N.A.	01/19/17	AUD	1,771,214	20
MYR	44,900,000	JPMorgan Chase Bank N.A.	10/11/16	JPY	1,258,241,680	(1,558,503)
MYR	48,436,950	JPMorgan Chase Bank N.A.	10/11/16	JPY	1,357,358,337	(1,681,273)
MYR	10,283,480	Deutsche Bank AG	10/17/16	EUR	2,123,633	97,811
MYR	116,701,051	JPMorgan Chase Bank N.A.	11/08/16	EUR	25,804,544	(869,384)

Net Unrealized Depreciation						$(46,694,781)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Receive	3M LIBOR	3.018%	08/22/23	JPMorgan Chase Bank N.A.	USD	26,870,000	$(3,102,467)	$—	$(3,102,467)
Receive	3M LIBOR	3.848%	08/22/43	JPMorgan Chase Bank N.A.	USD	15,360,000	(7,272,523)	—	(7,272,523)

Totals							$(10,374,990)	$—	$(10,374,990)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	0.926%	10/17/17	USD	74,980,000	$11,914
Receive	3M LIBOR	1.817%	02/03/25	USD	8,640,000	(306,726)
Receive	3M LIBOR	1.914%	01/22/25	USD	35,110,000	(1,522,559)
Receive	3M LIBOR	1.937%	01/29/25	USD	6,480,000	(293,126)
Receive	3M LIBOR	1.942%	01/30/25	USD	5,480,000	(249,756)
Receive	3M LIBOR	1.970%	01/23/25	USD	43,890,000	(2,097,534)
Receive	3M LIBOR	1.973%	01/27/25	USD	25,900,000	(1,245,474)
Receive	3M LIBOR	2.731%	07/07/24	USD	14,050,000	(1,463,272)

Net Unrealized Depreciation						$(7,166,533)

(AUD)—	Australian Dollar
(CLP)—	Chilean Peso
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-234

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$889,822,642	$—	$889,822,642
Short-Term Investments
Discount Note	—	67,044,627	—	67,044,627
Repurchase Agreement	—	290,147,221	—	290,147,221
Total Short-Term Investments	—	357,191,848	—	357,191,848
Total Investments	$—	$1,247,014,490	$—	$1,247,014,490

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,916,500	$—	$8,916,500
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(55,611,281)	—	(55,611,281)
Total Forward Contracts	$—	$(46,694,781)	$—	$(46,694,781)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$11,914	$—	$11,914
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(7,178,447)	—	(7,178,447)
Total Centrally Cleared Swap Contracts	$—	$(7,166,533)	$—	$(7,166,533)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(10,374,990)	$—	$(10,374,990)

*	See Schedule of Investments for additional detailed categorizations.

MIST-235

Met Investors Series Trust

Met/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Boeing Co. (The)	95,140	$12,533,743
General Dynamics Corp.	107,737	16,716,473
Lockheed Martin Corp.	62,900	15,078,388
Northrop Grumman Corp.	52,584	11,250,347

		55,578,951

Air Freight & Logistics—0.6%
FedEx Corp.	44,919	7,846,451
XPO Logistics, Inc. (a) (b)	146,376	5,367,608

		13,214,059

Airlines—0.2%
American Airlines Group, Inc.	115,017	4,210,772

Banks—3.7%
Bank of America Corp.	2,570,514	40,228,544
PNC Financial Services Group, Inc. (The)	258,621	23,299,166
Wells Fargo & Co.	536,195	23,742,715

		87,270,425

Beverages—4.2%
Anheuser-Busch InBev S.A. (ADR)	52,897	6,951,195
Coca-Cola Co. (The)	159,154	6,735,397
Constellation Brands, Inc. - Class A	53,916	8,976,475
Dr Pepper Snapple Group, Inc.	106,147	9,692,283
Molson Coors Brewing Co. - Class B	111,976	12,294,965
Monster Beverage Corp. (a)	130,010	19,086,768
PepsiCo, Inc.	338,346	36,801,894

		100,538,977

Biotechnology—1.7%
Aduro Biotech, Inc. (a) (b)	48,370	601,239
Alkermes plc (a)	91,306	4,294,121
Alnylam Pharmaceuticals, Inc. (a)	12,520	848,606
ARIAD Pharmaceuticals, Inc. (a)	165,794	2,269,720
Bluebird Bio, Inc. (a) (b)	21,390	1,449,814
Celgene Corp. (a)	63,950	6,684,693
Chiasma, Inc. (a) (b)	59,570	175,136
GlycoMimetics, Inc. (a)	108,511	775,854
Incyte Corp. (a)	52,680	4,967,197
Ironwood Pharmaceuticals, Inc. (a)	147,969	2,349,748
Karyopharm Therapeutics, Inc. (a) (b)	101,622	988,782
Nivalis Therapeutics, Inc. (a)	81,810	665,115
Novavax, Inc. (a) (b)	220,250	458,120
Otonomy, Inc. (a)	68,439	1,244,905
PTC Therapeutics, Inc. (a)	77,869	1,090,945
Regeneron Pharmaceuticals, Inc. (a)	14,165	5,694,613
Regulus Therapeutics, Inc. (a)	76,840	253,572
Syndax Pharmaceuticals, Inc. (a)	94,180	1,427,769
TESARO, Inc. (a) (b)	31,250	3,132,500
Trevena, Inc. (a)	168,677	1,138,570

		40,511,019

Building Products—0.1%
Fortune Brands Home & Security, Inc.	42,970	2,496,557

Capital Markets—1.5%
BlackRock, Inc.	14,860	$5,386,156
Evercore Partners, Inc. - Class A	38,458	1,980,971
Intercontinental Exchange, Inc.	25,192	6,785,717
Invesco, Ltd.	144,082	4,505,444
Legg Mason, Inc.	122,370	4,096,948
Northern Trust Corp.	79,720	5,420,163
S&P Global, Inc.	51,750	6,549,480
WisdomTree Investments, Inc. (b)	146,350	1,505,941

		36,230,820

Chemicals—1.6%
Cabot Corp.	75,900	3,977,919
Celanese Corp. - Series A	118,879	7,912,586
Dow Chemical Co. (The)	205,621	10,657,337
Monsanto Co.	47,180	4,821,796
Mosaic Co. (The)	86,920	2,126,063
PPG Industries, Inc.	66,289	6,851,631
Sherwin-Williams Co. (The)	7,924	2,192,254

		38,539,586

Communications Equipment—0.2%
Arista Networks, Inc. (a) (b)	62,122	5,285,340

Construction Materials—0.7%
CRH plc (ADR) (b)	129,020	4,292,495
Martin Marietta Materials, Inc.	24,670	4,418,644
Summit Materials, Inc. - Class A (a)	143,318	2,658,549
Vulcan Materials Co.	43,250	4,918,823

		16,288,511

Consumer Finance—2.8%
American Express Co.	331,053	21,200,634
Capital One Financial Corp.	375,469	26,969,938
Santander Consumer USA Holdings, Inc. (a)	1,506,210	18,315,514

		66,486,086

Containers & Packaging—0.9%
Ball Corp.	134,202	10,997,854
International Paper Co.	178,069	8,543,751
Owens-Illinois, Inc. (a)	135,060	2,483,753

		22,025,358

Electric Utilities—3.0%
Avangrid, Inc.	236,650	9,887,237
Duke Energy Corp.	48,297	3,865,692
Edison International	110,167	7,959,566
Eversource Energy	78,610	4,259,090
Exelon Corp.	216,880	7,219,935
NextEra Energy, Inc.	186,766	22,845,217
PG&E Corp.	187,271	11,455,367
Pinnacle West Capital Corp.	49,910	3,792,661

		71,284,765

MIST-236

Met Investors Series Trust

Met/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—0.7%
AMETEK, Inc.	139,935	$6,686,094
Eaton Corp. plc	135,367	8,894,966

		15,581,060

Energy Equipment & Services—0.8%
Baker Hughes, Inc.	120,770	6,095,262
Ensco plc - Class A	68,560	582,760
Halliburton Co.	21,604	969,587
Oceaneering International, Inc.	24,070	662,166
Patterson-UTI Energy, Inc.	173,629	3,884,081
Tenaris S.A. (ADR) (b)	71,670	2,035,428
Tesco Corp.	220,920	1,802,707
Weatherford International plc (a)	440,760	2,477,071

		18,509,062

Equity Real Estate Investment Trusts—3.5%
American Tower Corp.	231,224	26,204,616
Apartment Investment & Management Co. - Class A	102,402	4,701,276
Boston Properties, Inc.	58,984	8,038,929
Equinix, Inc.	18,980	6,837,545
Host Hotels & Resorts, Inc.	182,399	2,839,952
Outfront Media, Inc.	297,377	7,032,966
Prologis, Inc.	134,253	7,187,906
Regency Centers Corp.	74,800	5,796,252
Simon Property Group, Inc.	67,090	13,888,301

		82,527,743

Food & Staples Retailing—1.2%
Costco Wholesale Corp.	107,709	16,426,699
Walgreens Boots Alliance, Inc.	141,051	11,371,532

		27,798,231

Food Products—1.7%
Mondelez International, Inc. - Class A	675,721	29,664,152
Post Holdings, Inc. (a) (b)	149,188	11,512,838

		41,176,990

Gas Utilities—0.2%
UGI Corp.	120,540	5,453,230

Health Care Equipment & Supplies—5.9%
Abbott Laboratories	92,588	3,915,546
Baxter International, Inc.	207,057	9,855,913
Becton Dickinson & Co.	62,117	11,164,288
Boston Scientific Corp. (a)	622,817	14,823,045
ConforMIS, Inc. (a) (b)	140,400	1,392,768
Danaher Corp.	326,511	25,595,197
Medtronic plc	523,264	45,210,010
St. Jude Medical, Inc.	154,347	12,310,717
Stryker Corp.	126,039	14,672,200

		138,939,684

Health Care Providers & Services—3.7%
Cardinal Health, Inc.	82,830	6,435,891
Cigna Corp.	93,440	12,177,101
HCA Holdings, Inc. (a)	165,225	12,495,967
McKesson Corp.	141,665	23,622,638
UnitedHealth Group, Inc.	227,206	31,808,840

		86,540,437

Hotels, Restaurants & Leisure—0.6%
Las Vegas Sands Corp.	16,633	957,063
Starbucks Corp.	234,357	12,688,088
Wingstop, Inc. (b)	5,500	161,150

		13,806,301

Household Durables—0.8%
Mohawk Industries, Inc. (a)	97,215	19,476,053

Household Products—0.9%
Colgate-Palmolive Co.	292,116	21,657,480

Industrial Conglomerates—1.3%
General Electric Co.	244,760	7,249,791
Honeywell International, Inc.	197,477	23,023,844

		30,273,635

Insurance—5.2%
Allstate Corp. (The)	100,610	6,960,200
American International Group, Inc.	473,901	28,121,285
Assured Guaranty, Ltd.	427,365	11,859,379
Chubb, Ltd.	53,240	6,689,606
Hartford Financial Services Group, Inc. (The)	323,227	13,840,580
Marsh & McLennan Cos., Inc.	338,630	22,772,867
Principal Financial Group, Inc.	139,943	7,208,464
Prudential Financial, Inc.	149,690	12,222,189
XL Group, Ltd.	427,970	14,392,631

		124,067,201

Internet & Direct Marketing Retail—4.3%
Amazon.com, Inc. (a)	77,458	64,856,358
Expedia, Inc.	168,820	19,704,671
Netflix, Inc. (a)	104,547	10,303,107
Wayfair, Inc. - Class A (a) (b)	196,620	7,740,929

		102,605,065

Internet Software & Services—4.1%
Alphabet, Inc. - Class A (a)	75,049	60,343,899
Blucora, Inc. (a)	63,761	714,123
Envestnet, Inc. (a)	58,060	2,116,287
Facebook, Inc. - Class A (a)	268,810	34,480,259

		97,654,568

IT Services—4.3%
Accenture plc - Class A	80,799	9,871,214
Alliance Data Systems Corp. (a)	35,923	7,706,561
Automatic Data Processing, Inc.	113,251	9,988,738

MIST-237

Met Investors Series Trust

Met/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Cognizant Technology Solutions Corp. - Class A (a)	108,158	$5,160,218
FleetCor Technologies, Inc. (a)	29,885	5,191,921
Genpact, Ltd. (a)	341,850	8,187,308
Global Payments, Inc.	204,307	15,682,605
Visa, Inc. - Class A	404,095	33,418,657
WEX, Inc. (a)	61,461	6,643,319

		101,850,541

Life Sciences Tools & Services—0.5%
Thermo Fisher Scientific, Inc.	68,190	10,846,301

Machinery—1.7%
Fortive Corp.	168,605	8,581,994
Illinois Tool Works, Inc.	176,439	21,144,450
Pentair plc	146,915	9,437,820

		39,164,264

Marine—0.0%
Kirby Corp. (a)	7,900	491,064

Media—3.9%
Charter Communications, Inc. - Class A (a)	135,334	36,536,120
Comcast Corp. - Class A	601,184	39,882,547
Interpublic Group of Cos., Inc. (The)	154,229	3,447,018
Twenty-First Century Fox, Inc. - Class A	532,916	12,907,225

		92,772,910

Metals & Mining—0.1%
Reliance Steel & Aluminum Co.	16,810	1,210,824
Steel Dynamics, Inc.	55,070	1,376,200

		2,587,024

Multi-Utilities—1.2%
Ameren Corp.	95,430	4,693,247
Dominion Resources, Inc.	175,580	13,040,327
Sempra Energy	106,728	11,440,174

		29,173,748

Oil, Gas & Consumable Fuels—4.9%
Anadarko Petroleum Corp.	154,111	9,764,473
Chevron Corp.	146,542	15,082,103
Cobalt International Energy, Inc. (a) (b)	1,538,687	1,907,972
ConocoPhillips	144,915	6,299,455
Exxon Mobil Corp.	48,090	4,197,295
Hess Corp.	21,999	1,179,586
Kinder Morgan, Inc.	325,576	7,530,573
Newfield Exploration Co. (a)	320,177	13,914,892
ONEOK, Inc.	62,133	3,193,015
PBF Energy, Inc. - Class A	242,528	5,490,834
PDC Energy, Inc. (a)	85,248	5,716,731
Pioneer Natural Resources Co.	90,853	16,866,859
QEP Resources, Inc.	339,204	6,624,654
Spectra Energy Corp.	146,608	6,267,492
Tesoro Corp.	35,810	2,849,044

Oil, Gas & Consumable Fuels—(Continued)
TransCanada Corp.	106,318	5,056,484
Valero Energy Corp.	91,851	4,868,103

		116,809,565

Paper & Forest Products—0.3%
Boise Cascade Co. (a)	239,414	6,081,116

Personal Products—1.4%
Coty, Inc. - Class A (a)	622,766	14,635,001
Estee Lauder Cos., Inc. (The) - Class A	214,286	18,977,168

		33,612,169

Pharmaceuticals—4.9%
Aerie Pharmaceuticals, Inc. (a) (b)	47,790	1,803,594
Allergan plc (a)	95,470	21,987,696
AstraZeneca plc (ADR)	299,296	9,834,866
Bristol-Myers Squibb Co.	434,997	23,455,038
Eli Lilly & Co.	136,214	10,932,536
Johnson & Johnson	171,300	20,235,669
Merck & Co., Inc.	322,793	20,145,511
Mylan NV (a)	176,115	6,713,504
MyoKardia, Inc. (a) (b)	93,120	1,521,581

		116,629,995

Professional Services—1.3%
Equifax, Inc.	58,871	7,922,859
IHS Markit, Ltd. (a)	71,226	2,674,536
Nielsen Holdings plc	144,775	7,755,597
TransUnion (a)	344,852	11,897,394

		30,250,386

Real Estate Management & Development—0.2%
Conyers Park Acquisition Corp. (a)	467,230	5,022,723

Road & Rail—0.5%
CSX Corp.	84,615	2,580,758
Genesee & Wyoming, Inc. - Class A (a)	41,013	2,827,846
J.B. Hunt Transport Services, Inc.	19,640	1,593,590
Kansas City Southern (b)	13,084	1,220,999
Knight Transportation, Inc.	120,676	3,462,194

		11,685,387

Semiconductors & Semiconductor Equipment—2.6%
Broadcom, Ltd.	53,628	9,251,903
First Solar, Inc. (a) (b)	20,718	818,154
Intel Corp.	670,703	25,319,038
MACOM Technology Solutions Holdings, Inc. (a)	14,750	624,515
Microchip Technology, Inc. (b)	92,748	5,763,361
Micron Technology, Inc. (a)	146,838	2,610,780
NXP Semiconductors NV (a)	37,110	3,785,591
QUALCOMM, Inc.	195,403	13,385,105
SunPower Corp. (a) (b)	19,620	175,010

		61,733,457

MIST-238

Met Investors Series Trust

Met/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—2.8%
Electronic Arts, Inc. (a)	176,723	$15,092,144
Microsoft Corp.	495,462	28,538,611
Salesforce.com, Inc. (a)	36,240	2,584,999
ServiceNow, Inc. (a)	110,945	8,781,297
SS&C Technologies Holdings, Inc.	103,587	3,330,322
Workday, Inc. - Class A (a) (b)	92,404	8,472,523

		66,799,896

Specialty Retail—1.4%
Advance Auto Parts, Inc.	138,417	20,640,743
L Brands, Inc.	67,103	4,748,879
O’Reilly Automotive, Inc. (a)	29,418	8,240,276

		33,629,898

Technology Hardware, Storage & Peripherals—5.3%
Apple, Inc.	709,747	80,236,898
Pure Storage, Inc. - Class A (a) (b)	790,785	10,715,137
Seagate Technology plc	900,516	34,714,892

		125,666,927

Textiles, Apparel & Luxury Goods—1.2%
NIKE, Inc. - Class B	422,908	22,266,106
Under Armour, Inc. - Class C (a)	110,435	3,739,329
VF Corp.	60,908	3,413,894

		29,419,329

Tobacco—1.3%
Altria Group, Inc.	484,183	30,614,891

Total Common Stocks (Cost $2,082,531,367)		2,330,869,557

Short-Term Investment—2.9%

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $67,932,324 on 10/03/16, collateralized by $64,610,000 U.S. Treasury Note at 2.625% due 11/15/20 with a value of $69,294,225.	67,932,154	67,932,154

Total Short-Term Investments (Cost $67,932,154)		67,932,154

Securities Lending Reinvestments (c)—2.8%

Certificates of Deposit—0.9%
Abbey National Treasury Services 0.440%, 10/03/16	1,500,000	1,500,000
ABN AMRO Bank NV Zero Coupon, 12/22/16	1,500,000	1,496,807

Certificates of Deposit—(Continued)
Bank of Montreal 0.500%, 10/24/16	1,000,000	1,000,000
Bank of Nova Scotia 0.750%, 10/19/16	2,000,000	2,000,218
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	1,400,000	1,400,001
Chiba Bank, Ltd., New York 0.870%, 11/30/16	1,500,000	1,500,253
DZ Bank AG 0.950%, 01/03/17	1,000,000	1,000,000
KBC Bank NV Zero Coupon, 12/27/16	1,400,000	1,398,054
1.000%, 01/04/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	1,500,000	1,500,002
National Bank of Canada 0.420%, 10/06/16	2,000,000	1,999,998
0.480%, 10/28/16	750,000	749,996
Norinchukin Bank 0.480%, 10/24/16	1,400,000	1,399,999
Standard Chartered Bank New York 0.910%, 12/16/16	700,000	700,054
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	1,500,000	1,500,044
Swedbank 0.350%, 10/03/16	1,500,000	1,499,997

		21,645,423

Commercial Paper—0.5%
Albion Capital Corp. 0.720%, 10/25/16	1,000,000	999,681
BNP Paribas 0.510%, 10/21/16	2,000,000	1,999,494
Charta LLC 0.880%, 12/22/16	2,000,000	1,996,178
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	1,400,000	1,399,247
Credit Suisse AG 0.971%, 10/19/16	750,000	749,992
Kells Funding LLC 1.040%, 01/19/17	700,000	697,922
LMA S.A. & LMA Americas 0.580%, 10/14/16	100,000	99,985
0.580%, 10/17/16	100,000	99,976
Manhattan Asset Funding 0.740%, 11/28/16	1,500,000	1,498,513
Ridgefield Funding Co. LLC 0.650%, 10/26/16	350,000	349,823
Thunder Bay Funding LLC 0.920%, 12/21/16	1,500,000	1,496,850

		11,387,661

MIST-239

Met Investors Series Trust

Met/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—1.2%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $6,900,537 on 10/03/16, collateralized by $6,520,604 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $7,038,002.	6,900,000	$6,900,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $6,900,479 on 10/03/16, collateralized by $6,773,891 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $7,038,006.	6,900,000	6,900,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $5,000,370 on 10/03/16, collateralized by $4,773,395 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $5,102,133.	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $106,056 on 10/03/16, collateralized by $87,618 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $108,173.	106,051	106,051
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $2,500,146 on 10/03/16, collateralized by $3,998,902 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $2,550,149.	2,500,000	2,500,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $5,000,360 on 10/04/16, collateralized by $4,808,869 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $5,100,000.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $2,000,077 on 10/03/16, collateralized by $1,872,360 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $2,040,041.	2,000,000	$2,000,000

		28,406,051

Time Deposits—0.2%
ANZ London 0.420%, 10/03/16	9,605	9,605
Canadian Imperial Bank 0.260%, 10/03/16	2,000,000	2,000,000
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	1,500,000	1,500,000
Den Norske Bank, Oslo 0.400%, 10/03/16	300,000	300,000
Royal Bank of Canada 0.280%, 10/03/16	300,000	300,000

		4,109,605

Total Securities Lending Reinvestments (Cost $65,546,821)		65,548,740

Total Investments—104.0% (Cost $2,216,010,342) (d)		2,464,350,451
Other assets and liabilities (net)—(4.0)%		(94,545,193)

Net Assets—100.0%		$2,369,805,258

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $61,307,756 and the collateral received consisted of cash in the amount of $63,547,021. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $2,216,010,342. The aggregate unrealized appreciation and depreciation of investments were $326,858,309 and $(78,518,200), respectively, resulting in net unrealized appreciation of $248,340,109.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-240

Met Investors Series Trust

Met/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P 500 E-Mini Index Futures	12/16/16	204	USD	21,816,915	$219,165

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,330,869,557	$—	$—	$2,330,869,557
Total Short-Term Investment*	—	67,932,154	—	67,932,154
Securities Lending Reinvestments
Certificates of Deposit	—	21,645,423	—	21,645,423
Commercial Paper	—	11,387,661	—	11,387,661
Repurchase Agreements	—	28,406,051	—	28,406,051
Time Deposits	—	4,109,605	—	4,109,605
Total Securities Lending Reinvestments	—	65,548,740	—	65,548,740
Total Investments	$2,330,869,557	$133,480,894	$—	$2,464,350,451

Collateral for Securities Loaned (Liability)	$—	$(63,547,021)	$—	$(63,547,021)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$219,165	$—	$—	$219,165

*	See Schedule of Investments for additional detailed categorizations.

MIST-241

Met Investors Series Trust

MetLife Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	5,398,405	$56,953,168
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,915,102	65,592,258
BlackRock Large Cap Value Portfolio (Class A) (a)	6,765,002	57,637,814
Clarion Global Real Estate Portfolio (Class A) (b)	3,866,731	48,063,469
ClearBridge Aggressive Growth Portfolio (Class A) (b)	6,524,569	102,631,468
Frontier Mid Cap Growth Portfolio (Class A) (a)	779,362	24,557,690
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	1,493,494	16,368,694
Harris Oakmark International Portfolio (Class A) (b)	6,242,243	77,591,083
Invesco Comstock Portfolio (Class A) (b)	6,168,760	82,229,569
Invesco Mid Cap Value Portfolio (Class A) (b)	444,145	7,985,726
Invesco Small Cap Growth Portfolio (Class A) (b)	2,577,482	34,383,614
Jennison Growth Portfolio (Class A) (a)	7,333,825	98,419,932
JPMorgan Small Cap Value Portfolio (Class A) (b)	1,860,107	29,650,110
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	2,434,541	29,360,563
Met/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	5,956,714	56,946,187
Met/Artisan International Portfolio (Class A) (b)	6,323,328	59,692,216
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	114,383	24,640,321
Met/Dimensional International Small Company Portfolio (Class A) (a)	5,744,074	73,753,911
Met/Wellington Core Equity Opportunities Portfolio (Class A) (a)	3,103,580	87,986,499
Met/Wellington Large Cap Research Portfolio (Class A) (b)	4,610,476	62,333,640
MetLife Small Cap Value Portfolio (Class A) (b)	2,095,556	29,631,160

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (b)	4,688,654	49,090,212
MFS Value Portfolio (Class A) (a)	5,812,868	85,216,643
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	1,029,312	16,396,937
Neuberger Berman Genesis Portfolio (Class A) (a)	985,838	19,628,031
Oppenheimer Global Equity Portfolio (Class A) (b)	2,129,816	40,913,757
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,893,420	98,651,342
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,564,005	82,176,348
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,376,083	24,521,175
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,189,012	24,493,644
Van Eck Global Natural Resources Portfolio (Class A) (a)	6,268,345	65,817,620

Total Mutual Funds (Cost $1,614,497,407)		1,633,314,801

Total Investments—100.0% (Cost $1,614,497,407) (d)		1,633,314,801
Other assets and liabilities (net)—(0.0)%		(500,830)

Net Assets—100.0%		$1,632,813,971

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2016, the aggregate cost of investments was $1,614,497,407. The aggregate unrealized appreciation and depreciation of investments were $85,717,820 and $(66,900,426), respectively, resulting in net unrealized appreciation of $18,817,394.

MIST-242

Met Investors Series Trust

MetLife Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,633,314,801	$—	$—	$1,633,314,801
Total Investments	$1,633,314,801	$—	$—	$1,633,314,801

MIST-243

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—69.3% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—69.3%
Baillie Gifford International Stock Portfolio (Class A) (a)	27,190,112	$286,855,683
BlackRock Bond Income Portfolio (Class A) (a)	6,875,595	748,821,060
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,638,088	56,104,528
BlackRock High Yield Portfolio (Class A) (b)	15,185,596	114,043,825
Clarion Global Real Estate Portfolio (Class A) (b)	8,128,044	101,031,586
ClearBridge Aggressive Growth Portfolio (Class A) (b)	3,545,237	55,766,585
Frontier Mid Cap Growth Portfolio (Class A) (a)	5,326,571	167,840,240
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	15,523,770	170,140,514
Harris Oakmark International Portfolio (Class A) (b)	32,053,029	398,419,148
Invesco Comstock Portfolio (Class A) (b)	4,261,579	56,806,842
Invesco Small Cap Growth Portfolio (Class A) (b)	6,427,449	85,742,171
Jennison Growth Portfolio (Class A) (a)	4,963,660	66,612,315
JPMorgan Core Bond Portfolio (Class A) (b)	51,168,553	538,804,864
JPMorgan Small Cap Value Portfolio (Class A) (b)	5,481,132	87,369,245
Met/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	16,953,767	162,078,012
Met/Artisan International Portfolio (Class A) (b)	23,161,028	218,640,105
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	799,001	172,120,769
Met/Dimensional International Small Company Portfolio (Class A) (a)	12,507,979	160,602,451
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	16,368,096	165,972,492
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	29,192,130	279,660,606
Met/Templeton International Bond Portfolio (Class A) (b)	27,427,741	259,466,431
Met/Wellington Core Equity Opportunities Portfolio (Class A) (a)	1,963,057	55,652,669
Met/Wellington Large Cap Research Portfolio (Class A) (b)	4,182,705	56,550,174
MetLife Small Cap Value Portfolio (Class A) (b)	8,244,007	116,570,255
MFS Research International Portfolio (Class A) (b)	26,336,331	275,741,383
MFS Value Portfolio (Class A) (a)	3,849,617	56,435,386
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	3,565,721	56,801,928
Neuberger Berman Genesis Portfolio (Class A) (a)	4,013,824	79,915,232
Oppenheimer Global Equity Portfolio (Class A) (b)	5,786,226	111,153,402
PIMCO Inflation Protected Bond Portfolio (Class A) (b) (c)	22,020,476	219,764,347

Affiliated Investment Companies—(Continued)
PIMCO Total Return Portfolio (Class A) (b)	51,444,541	596,242,228
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	1,784,142	57,181,741
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	8,743,202	90,229,848
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	5,511,154	113,529,774
TCW Core Fixed Income Portfolio (Class A) (b)	56,655,108	588,080,026
Van Eck Global Natural Resources Portfolio (Class A) (a)	15,720,044	165,060,466
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	27,576,547	371,731,856
Western Asset Management U.S. Government Portfolio (Class A) (a)	31,195,561	374,034,778

Total Mutual Funds (Cost $7,909,885,448)		7,737,574,965

U.S. Treasury & Government Agencies—25.5%

Agency Sponsored Mortgage - Backed—0.1%
Fannie Mae Pool 2.920%, 03/01/35	2,950,000	3,005,241
3.180%, 07/01/35	2,891,621	3,044,183

		6,049,424

Federal Agencies—1.7%
Federal Home Loan Mortgage Corp. 1.750%, 05/30/19 (d)	36,000,000	36,751,716
2.375%, 01/13/22	10,500,000	11,056,899
6.250%, 07/15/32	30,000,000	45,309,810
Federal National Mortgage Association 6.625%, 11/15/30	19,200,000	29,195,866
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	24,600,000	23,791,447
Zero Coupon, 07/15/20	33,405,000	31,889,649
Zero Coupon, 04/15/30	19,500,000	13,980,252

		191,975,639

U.S. Treasury—23.7%
U.S. Treasury Bonds 2.500%, 02/15/46 (e)	87,700,000	90,646,194
2.500%, 05/15/46 (e)	85,000,000	87,975,000
2.750%, 08/15/42	29,400,000	32,036,827
2.750%, 11/15/42	196,000,000	213,364,424
2.875%, 05/15/43	126,000,000	140,293,188
2.875%, 08/15/45	51,300,000	57,139,376
3.000%, 05/15/42	3,000,000	3,420,117
3.000%, 11/15/44	96,000,000	109,458,720
3.125%, 02/15/42	93,900,000	109,360,447
3.125%, 02/15/43	89,700,000	104,510,995
3.125%, 08/15/44	13,100,000	15,288,617
3.375%, 05/15/44	99,895,000	121,883,588

MIST-244

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 3.625%, 08/15/43	25,200,000	$32,081,767
4.250%, 11/15/40	177,700,000	244,684,548
4.375%, 05/15/40	31,300,000	43,735,647
4.375%, 05/15/41	51,000,000	71,635,059
4.625%, 02/15/40	113,700,000	164,047,724
6.250%, 05/15/30	100,000	154,367
8.000%, 11/15/21	57,700,000	77,194,060
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (e) (f)	3,679,164	3,792,251
2.000%, 01/15/26 (f)	4,607,614	5,411,822
3.625%, 04/15/28 (e) (f)	5,951,760	8,217,958
U.S. Treasury Notes 1.125%, 02/28/21	125,000,000	125,078,125
1.250%, 03/31/21	116,600,000	117,210,284
1.375%, 09/30/20 (d)	170,000,000	172,025,380
1.500%, 03/31/23	85,000,000	85,607,580
1.625%, 05/15/26 (e)	150,000,000	150,199,200
2.000%, 05/31/21	137,500,000	142,731,463
2.125%, 12/31/21	111,000,000	116,034,072
U.S. Treasury Principal Strips Zero Coupon, 05/15/39	6,700,000	4,007,444
Zero Coupon, 11/15/41	7,500,000	4,140,308

		2,653,366,552

Total U.S. Treasury & Government Agencies (Cost $2,655,871,446)		2,851,391,615

Corporate Bonds & Notes—4.0%

Agriculture—0.1%
Philip Morris International, Inc. 6.375%, 05/16/38	5,000,000	6,989,180
Reynolds American, Inc. 2.300%, 06/12/18	1,200,000	1,217,449

		8,206,629

Auto Manufacturers—0.2%
BMW U.S. Capital LLC 1.179%, 06/02/17 (g)	9,000,000	9,002,133
Ford Motor Credit Co. LLC 1.750%, 06/15/18 (g)	10,000,000	10,035,860

		19,037,993

Banks—2.5%
Banco del Estado de Chile 2.000%, 11/09/17 (144A)	5,000,000	5,013,570
Banco Santander Brasil S.A. 4.625%, 02/13/17 (144A)	10,200,000	10,273,440
Bank of America Corp. 6.875%, 04/25/18	5,900,000	6,365,262
6.875%, 11/15/18	600,000	664,867
Bank of America N.A. 1.287%, 02/14/17 (g)	10,000,000	10,013,780
Bank of New York Mellon Corp. (The) 4.950%, 06/20/20 (g)	6,800,000	6,936,626

Banks—(Continued)
BNP Paribas S.A. 1.248%, 05/07/17 (g)	15,000,000	15,013,485
Cooperatieve Rabobank UA 3.375%, 05/21/25	5,000,000	5,302,850
Credit Agricole S.A. 1.419%, 06/02/17 (144A) (g)	10,000,000	10,019,430
Credit Suisse AG 1.375%, 05/26/17	10,000,000	9,989,140
2.300%, 05/28/19	10,700,000	10,833,300
Goldman Sachs Group, Inc. (The) 1.460%, 06/04/17 (g)	8,000,000	8,011,680
2.050%, 09/15/20 (g)	18,800,000	18,906,370
HSBC Holdings plc 5.250%, 03/14/44	3,000,000	3,376,551
HSBC USA, Inc. 1.427%, 11/13/19 (g)	20,000,000	19,740,400
JPMorgan Chase & Co. 1.265%, 04/25/18 (g)	20,000,000	20,001,580
1.337%, 02/15/17 (g)	18,100,000	18,125,340
1.670%, 01/23/20 (g)	20,000,000	20,191,700
6.125%, 04/30/24 (g)	3,000,000	3,173,430
Mizuho Financial Group, Inc. 2.632%, 04/12/21 (144A)	5,200,000	5,264,418
PNC Bank N.A. 1.262%, 06/01/18 (g)	15,000,000	15,012,870
2.250%, 07/02/19	8,000,000	8,153,680
Wells Fargo & Co. 5.900%, 06/15/24 (g)	8,600,000	8,911,750
Wells Fargo Bank N.A. 1.110%, 06/15/17 (g)	21,000,000	20,996,031
Westpac Banking Corp. 1.255%, 05/25/18 (g)	15,000,000	14,999,430

		275,290,980

Biotechnology—0.0%
Amgen, Inc. 2.700%, 05/01/22	3,300,000	3,404,432

Diversified Financial Services—0.3%
American Express Credit Corp. 1.166%, 09/22/17 (g)	2,500,000	2,497,067
1.407%, 03/18/19 (g)	5,000,000	5,008,430
Charles Schwab Corp. (The) 1.500%, 03/10/18	10,000,000	10,036,410
LeasePlan Corp. NV 3.000%, 10/23/17 (144A)	5,100,000	5,152,612
Navient Corp. 4.625%, 09/25/17	1,400,000	1,421,000
8.450%, 06/15/18	5,840,000	6,278,000

		30,393,519

Electric—0.2%
Duke Energy Corp. 1.226%, 04/03/17 (g)	4,000,000	4,004,176

MIST-245

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Electricite de France S.A. 1.156%, 01/20/17 (144A) (g)	10,000,000	$10,004,610
2.150%, 01/22/19 (144A)	6,200,000	6,288,096
Ohio Power Co. 5.375%, 10/01/21	949,000	1,085,976

		21,382,858

Insurance—0.1%
MassMutual Global Funding 2.500%, 10/17/22 (144A)	4,000,000	4,067,436
New York Life Global Funding 1.125%, 03/01/17 (144A)	6,000,000	6,002,574

		10,070,010

Miscellaneous Manufacturing—0.1%
Siemens Financieringsmaatschappij NV 1.105%, 05/25/18 (144A) (g) (h)	15,000,000	15,011,925

Oil & Gas—0.1%
Gazprom OAO Via Gaz Capital S.A. 9.250%, 04/23/19 (144A)	4,200,000	4,830,420
Statoil ASA 2.450%, 01/17/23	5,400,000	5,504,852

		10,335,272

Pharmaceuticals—0.1%
Actavis Funding SCS 3.000%, 03/12/20	5,000,000	5,162,575
Baxalta, Inc. 1.646%, 06/22/18 (g)	8,500,000	8,470,318

		13,632,893

Semiconductors—0.1%
QUALCOMM, Inc. 1.081%, 05/18/18 (g)	10,000,000	10,003,730

Software—0.0%
Microsoft Corp. 3.500%, 11/15/42	4,500,000	4,411,035

Telecommunications—0.2%
AT&T, Inc. 4.800%, 06/15/44	3,000,000	3,149,163
Verizon Communications, Inc. 1.234%, 06/09/17 (g)	15,000,000	15,021,795

		18,170,958

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	3,261,000	3,415,402

Total Corporate Bonds & Notes (Cost $440,821,517)		442,767,636

Mortgage-Backed Securities—0.2%
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust 3.953%, 09/15/37 (144A)	20,000,000	21,565,776
JPMorgan Chase Commercial Mortgage Securities Trust 4.106%, 07/15/46 (144A)	98,709	102,589

Total Mortgage-Backed Securities (Cost $20,699,536)		21,668,365

Municipals—0.1%
Los Angeles Community College District, Build America Bonds 6.750%, 08/01/49	2,500,000	3,967,550
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	2,123,134
University of California CA, Revenue 1.796%, 07/01/19	8,500,000	8,605,570

Total Municipals (Cost $14,139,297)		14,696,254

Asset-Backed Security—0.1%

Asset-Backed - Credit Card—0.1%
Chase Issuance Trust 0.844%, 02/18/20 (g) (Cost $13,000,000)	13,000,000	13,028,605

Foreign Government—0.1%

Sovereign—0.1%
Export-Import Bank of Korea 1.750%, 02/27/18 (Cost $6,693,625)	6,700,000	6,726,740

Short-Term Investments—0.3%

Repurchase Agreements—0.3%
Deutsche Bank AG Repurchase Agreement dated 09/30/16 at 1.300% to be repurchased at $30,403,293 on 10/03/16, collateralized by $26,295,000 U.S. Treasury Bond at 3.125% due 02/15/43 with a value of $30,636,752.	30,400,000	30,400,000

MIST-246

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $4,600,899 on 10/03/16, collateralized by $4,475,000 U.S. Treasury Note at 2.000% due 11/30/22 with a value of $4,693,156.	4,600,887	$4,600,887

Total Short-Term Investments (Cost $35,000,887)		35,000,887

Total Investments—99.6% (Cost $11,096,111,756) (i)		11,122,855,067
Other assets and liabilities (net)—0.4%		44,907,027

Net Assets—100.0%		$11,167,762,094

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $183,828,396.
(e)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(f)	Principal amount of security is adjusted for inflation.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $15,011,925, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(i)	As of September 30, 2016, the aggregate cost of investments was $11,096,111,756. The aggregate unrealized appreciation and depreciation of investments were $386,189,647 and $(359,446,336), respectively, resulting in net unrealized appreciation of $26,743,311.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $103,596,896, which is 0.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Siemens Financieringsmaatschappij NV, 1.105%, 05/25/18	05/18/15	$15,000,000	$15,000,000	$15,011,925

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Depreciation
JPY	20,900,000	UBS AG, Stamford	10/04/16	$201,860	$(4,244)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P 500 Index E-Mini Futures	12/16/16	42,577	USD	4,591,307,214	$7,860,326

(JPY)—	Japanese Yen
(USD)—	United States Dollar

MIST-247

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$7,737,574,965	$—	$—	$7,737,574,965
Total U.S. Treasury & Government Agencies*	—	2,851,391,615	—	2,851,391,615
Total Corporate Bonds & Notes*	—	442,767,636	—	442,767,636
Total Mortgage-Backed Securities*	—	21,668,365	—	21,668,365
Total Municipals	—	14,696,254	—	14,696,254
Total Asset-Backed Security*	—	13,028,605	—	13,028,605
Total Foreign Government*	—	6,726,740	—	6,726,740
Total Short-Term Investments*	—	35,000,887	—	35,000,887
Total Investments	$7,737,574,965	$3,385,280,102	$—	$11,122,855,067

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(4,244)	$—	$(4,244)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,860,326	$—	$—	$7,860,326

*	See Schedule of Investments for additional detailed categorizations.

MIST-248

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—75.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—75.0%
Barclays Aggregate Bond Index Portfolio (Class A) (a)	64,504,734	$723,098,066
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	4,861,610	85,564,333
MetLife Stock Index Portfolio (Class A) (a)	7,389,698	327,806,994
MSCI EAFE Index Portfolio (Class A) (a)	16,086,143	195,285,775
Russell 2000 Index Portfolio (Class A) (a)	1,764,769	32,807,062

Total Mutual Funds (Cost $1,347,970,468)		1,364,562,230

Short-Term Investments—24.9%

Discount Notes—14.9%
Fannie Mae 0.325%, 11/02/16 (b)	2,000,000	1,999,413
0.349%, 10/05/16 (b)	29,000,000	28,998,614
Federal Home Loan Bank 0.231%, 10/05/16 (b)	22,500,000	22,499,288
0.264%, 10/14/16 (b)	10,000,000	9,998,989
0.286%, 11/04/16 (b)	6,000,000	5,998,357
0.287%, 10/18/16 (b)	9,400,000	9,398,668
0.291%, 01/06/17 (b)	4,000,000	3,996,875
0.296%, 01/11/17 (b)	20,000,000	19,983,283
0.338%, 10/21/16 (b)	17,000,000	16,996,694
0.344%, 10/28/16 (b)	34,000,000	33,991,030
0.372%, 01/09/17 (b)	23,000,000	22,976,361
0.378%, 10/07/16 (b)	3,400,000	3,399,754
0.388%, 11/18/16 (b)	20,000,000	19,989,600
0.422%, 10/12/16 (b) (c)	34,500,000	34,495,210
0.516%, 11/16/16 (b)	5,000,000	4,996,678
Freddie Mac 0.300%, 12/16/16 (b)	15,000,000	14,990,500
0.304%, 10/04/16 (b)	16,000,000	15,999,467

		270,708,781

U.S. Treasury—9.9%
U.S. Treasury Bills
0.233%, 10/06/16 (b)	18,000,000	17,999,311
0.249%, 11/03/16 (b)	34,000,000	33,992,130
0.276%, 12/22/16 (b)	2,000,000	1,998,745
0.285%, 11/17/16 (b)	3,900,000	3,898,541
0.310%, 10/20/16 (b) (d)	24,500,000	24,495,843
0.318%, 10/13/16 (b)	18,000,000	17,997,960
0.360%, 12/08/16 (b)	12,000,000	11,991,840
0.374%, 03/16/17 (b)	37,000,000	36,936,874
0.436%, 02/16/17 (b)	23,000,000	22,961,908
0.457%, 03/09/17 (b)	8,200,000	8,183,620

		180,456,772

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $1,283,907 on 10/03/16, collateralized by $1,275,000 U.S. Treasury Note at 1.625% due 11/30/20 with a value of $1,310,063.	1,283,903	1,283,903

Total Short-Term Investments (Cost $452,449,456)		452,449,456

Total Investments—99.9% (Cost $1,800,419,924) (e)		1,817,011,686
Other assets and liabilities (net)—0.1%		1,740,600

Net Assets—100.0%		$1,818,752,286

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $27,046,245.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2016, the market value of securities pledged was $18,696,827.
(e)	As of September 30, 2016, the aggregate cost of investments was $1,800,419,924. The aggregate unrealized appreciation and depreciation of investments were $24,247,340 and $(7,655,578), respectively, resulting in net unrealized appreciation of $16,591,762.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
MSCI EAFE Index Mini Futures	12/16/16	2,205	USD	189,919,711	$(1,756,036)
Russell 2000 Index Mini Futures	12/16/16	245	USD	30,660,993	(77,643)
S&P 500 Index E-Mini Futures	12/16/16	3,011	USD	326,825,415	(1,577,195)
S&P Midcap 400 Index E-Mini Futures	12/16/16	527	USD	82,766,353	(1,102,433)

Net Unrealized Depreciation					$(4,513,307)

MIST-249

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.340%	10/07/26	USD	82,000,000	$(1,242,604)
Pay	3M LIBOR	1.470%	11/03/26	USD	80,000,000	58,212
Pay	3M LIBOR	1.560%	12/12/26	USD	81,000,000	384,705
Pay	3M LIBOR	1.650%	07/05/26	USD	81,000,000	1,283,564
Pay	3M LIBOR	1.650%	08/11/26	USD	81,000,000	1,252,027
Pay	3M LIBOR	1.725%	09/14/26	USD	81,000,000	1,782,086

Net Unrealized Appreciation						$3,517,990

(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,364,562,230	$—	$—	$1,364,562,230
Short-Term Investments
Discount Notes	—	270,708,781	—	270,708,781
U.S. Treasury	—	180,456,772	—	180,456,772
Repurchase Agreement	—	1,283,903	—	1,283,903
Total Short-Term Investments	—	452,449,456	—	452,449,456
Total Investments	$1,364,562,230	$452,449,456	$—	$1,817,011,686

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(4,513,307)	$—	$—	$(4,513,307)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$4,760,594	$—	$4,760,594
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,242,604)	—	(1,242,604)
Total Centrally Cleared Swap Contracts	$—	$3,517,990	$—	$3,517,990

MIST-250

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Auto Components—0.7%
Standard Motor Products, Inc.	60,600	$2,894,256
Tenneco, Inc. (a)	66,600	3,880,782

		6,775,038

Banks—14.0%
Associated Banc-Corp.	321,851	6,305,061
Bank of Hawaii Corp.	105,700	7,675,934
Boston Private Financial Holdings, Inc.	292,000	3,746,360
Community Bank System, Inc.	152,300	7,327,153
East West Bancorp, Inc.	347,700	12,764,067
First Citizens BancShares, Inc. - Class A	47,438	13,941,554
First Financial Bancorp	255,100	5,571,384
First Interstate BancSystem, Inc. - Class A	96,400	3,037,564
First Midwest Bancorp, Inc.	233,400	4,518,624
Great Western Bancorp, Inc.	195,700	6,520,724
Hancock Holding Co.	409,366	13,275,739
Hope Bancorp, Inc.	142,853	2,481,357
Independent Bank Corp./Rockland Trust	38,300	2,071,647
NBT Bancorp, Inc.	199,900	6,570,713
Prosperity Bancshares, Inc.	84,700	4,649,183
S&T Bancorp, Inc.	117,000	3,391,830
TCF Financial Corp.	412,990	5,992,485
UMB Financial Corp.	150,236	8,931,530
Umpqua Holdings Corp.	208,000	3,130,400
Valley National Bancorp	527,000	5,127,710
Webster Financial Corp.	235,400	8,947,554
WesBanco, Inc.	142,300	4,678,824

		140,657,397

Beverages—0.3%
Cott Corp.	229,793	3,274,550

Biotechnology—0.1%
Emergent BioSolutions, Inc. (a)	41,014	1,293,171

Building Products—1.2%
CSW Industrials, Inc. (a)	120,262	3,895,286
Simpson Manufacturing Co., Inc.	189,635	8,334,458

		12,229,744

Capital Markets—2.6%
Apollo Investment Corp. (b)	415,645	2,410,741
Artisan Partners Asset Management, Inc. - Class A	150,389	4,090,581
CIFC Corp.	135,272	1,510,988
Main Street Capital Corp. (b)	105,400	3,618,382
New Mountain Finance Corp.	170,862	2,351,061
Stifel Financial Corp. (a)	122,100	4,694,745
Westwood Holdings Group, Inc.	130,763	6,944,823

		25,621,321

Chemicals—6.5%
A. Schulman, Inc.	127,163	3,702,987
Albemarle Corp.	62,000	5,300,380
Chemtura Corp. (a)	129,800	4,258,738

Chemicals—(Continued)
HB Fuller Co.	154,200	7,165,674
Innospec, Inc.	145,258	8,833,139
Minerals Technologies, Inc.	9,410	665,193
Olin Corp.	301,100	6,178,572
Quaker Chemical Corp.	86,711	9,185,296
Scotts Miracle-Gro Co. (The) - Class A	104,028	8,662,412
Sensient Technologies Corp.	82,184	6,229,547
Trinseo S.A.	84,200	4,762,352

		64,944,290

Commercial Services & Supplies—4.0%
ACCO Brands Corp. (a)	314,278	3,029,640
Brady Corp. - Class A	102,745	3,556,005
Deluxe Corp.	112,998	7,550,526
Ennis, Inc.	441,961	7,447,043
Essendant, Inc.	69,900	1,434,348
Knoll, Inc.	132,952	3,037,953
Matthews International Corp. - Class A	64,197	3,900,610
Tetra Tech, Inc.	31,341	1,111,665
UniFirst Corp.	25,700	3,388,802
Viad Corp.	163,330	6,021,977

		40,478,569

Communications Equipment—2.1%
Aviat Networks, Inc. (a)	54,991	506,467
Brocade Communications Systems, Inc.	266,400	2,458,872
CommScope Holding Co., Inc. (a)	196,190	5,907,281
NETGEAR, Inc. (a)	60,929	3,685,595
NetScout Systems, Inc. (a)	274,941	8,042,025

		20,600,240

Construction & Engineering—1.8%
EMCOR Group, Inc.	60,095	3,582,864
MasTec, Inc. (a)	346,000	10,290,040
Primoris Services Corp.	199,300	4,105,580

		17,978,484

Construction Materials—1.2%
Eagle Materials, Inc.	159,127	12,300,517

Containers & Packaging—1.7%
Berry Plastics Group, Inc. (a)	238,003	10,436,432
Silgan Holdings, Inc.	130,311	6,592,433

		17,028,865

Distributors—0.3%
Core-Mark Holding Co., Inc.	87,199	3,121,724

Diversified Consumer Services—0.5%
Liberty Tax, Inc.	134,057	1,713,249
Service Corp. International	111,400	2,956,556

		4,669,805

MIST-251

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—0.9%
El Paso Electric Co.	95,100	$4,447,827
Hawaiian Electric Industries, Inc.	144,105	4,301,534

		8,749,361

Electrical Equipment—0.9%
EnerSys	59,335	4,105,389
Regal-Beloit Corp.	39,800	2,367,702
Thermon Group Holdings, Inc. (a)	141,700	2,798,575

		9,271,666

Electronic Equipment, Instruments & Components—4.4%
AVX Corp.	301,710	4,160,581
Badger Meter, Inc.	103,760	3,476,998
Jabil Circuit, Inc.	77,232	1,685,202
Novanta, Inc. (a)	594,154	10,308,572
Orbotech, Ltd. (a)	159,056	4,709,648
Tech Data Corp. (a)	57,876	4,902,676
TTM Technologies, Inc. (a)	106,813	1,223,009
Vishay Intertechnology, Inc.	990,390	13,954,595

		44,421,281

Energy Equipment & Services—2.4%
Atwood Oceanics, Inc. (b)	162,616	1,413,133
CARBO Ceramics, Inc. (b)	194,058	2,122,995
Dril-Quip, Inc. (a)	43,700	2,435,838
Helix Energy Solutions Group, Inc. (a)	332,900	2,706,477
Patterson-UTI Energy, Inc.	493,351	11,036,262
Steel Excel, Inc. (a)	287,319	3,174,875
TETRA Technologies, Inc. (a)	279,448	1,707,427

		24,597,007

Equity Real Estate Investment Trusts—4.8%
Brandywine Realty Trust	386,500	6,037,130
Education Realty Trust, Inc.	89,467	3,859,606
Gramercy Property Trust	484,619	4,671,727
Healthcare Realty Trust, Inc.	148,000	5,040,880
Highwoods Properties, Inc.	130,400	6,796,448
LaSalle Hotel Properties	210,689	5,029,147
Lexington Realty Trust	490,100	5,048,030
Ramco-Gershenson Properties Trust	194,000	3,635,560
Summit Hotel Properties, Inc.	265,000	3,487,400
Washington Real Estate Investment Trust (b)	149,700	4,658,664

		48,264,592

Food & Staples Retailing—0.2%
SUPERVALU, Inc. (a)	421,016	2,100,870

Food Products—2.5%
J&J Snack Foods Corp.	36,900	4,395,528
Nomad Foods, Ltd. (a)	404,674	4,783,246
Pinnacle Foods, Inc.	86,800	4,354,756
Snyder’s-Lance, Inc.	89,381	3,001,414
TreeHouse Foods, Inc. (a)	95,388	8,316,880

		24,851,824

Gas Utilities—0.6%
Southwest Gas Corp.	88,900	6,210,554

Health Care Equipment & Supplies—3.2%
Analogic Corp.	111,941	9,917,973
Haemonetics Corp. (a)	186,774	6,763,086
Halyard Health, Inc. (a)	38,217	1,324,601
ICU Medical, Inc. (a)	24,907	3,147,747
STERIS plc	105,259	7,694,433
Teleflex, Inc.	21,500	3,613,075

		32,460,915

Health Care Providers & Services—1.8%
Air Methods Corp. (a)	30,209	951,281
Owens & Minor, Inc.	225,238	7,822,516
Patterson Cos., Inc.	136,116	6,253,169
VCA, Inc. (a)	42,700	2,988,146

		18,015,112

Hotels, Restaurants & Leisure—3.1%
Cheesecake Factory, Inc. (The)	82,300	4,119,938
Denny’s Corp. (a)	555,706	5,940,497
DineEquity, Inc.	86,039	6,813,428
International Speedway Corp. - Class A	93,100	3,111,402
Ruby Tuesday, Inc. (a)	386,235	965,588
Texas Roadhouse, Inc.	72,000	2,810,160
Wendy’s Co. (The)	640,929	6,922,033

		30,683,046

Household Durables—1.2%
Dixie Group, Inc. (The) (a)	302,994	1,514,970
Helen of Troy, Ltd. (a)	75,560	6,511,005
Meritage Homes Corp. (a)	126,800	4,399,960

		12,425,935

Household Products—0.8%
Central Garden and Pet Co. (a)	209,000	5,434,000
Energizer Holdings, Inc.	57,180	2,856,713

		8,290,713

Insurance—6.6%
Allied World Assurance Co. Holdings AG	97,537	3,942,446
American Equity Investment Life Holding Co.	247,200	4,382,856
Brown & Brown, Inc.	173,818	6,554,677
Endurance Specialty Holdings, Ltd.	69,731	4,563,894
Infinity Property & Casualty Corp.	45,000	3,718,350
ProAssurance Corp.	251,917	13,220,604
RenaissanceRe Holdings, Ltd.	29,767	3,576,803
Selective Insurance Group, Inc.	237,300	9,458,778
Stewart Information Services Corp.	90,530	4,024,058
Validus Holdings, Ltd.	250,199	12,464,914

		65,907,380

MIST-252

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.2%
DST Systems, Inc.	56,754	$6,692,432
Sykes Enterprises, Inc. (a)	186,342	5,241,800

		11,934,232

Life Sciences Tools & Services—0.6%
Bio-Rad Laboratories, Inc. - Class A (a)	14,305	2,343,302
VWR Corp. (a)	142,265	4,034,636

		6,377,938

Machinery—6.9%
Altra Industrial Motion Corp.	141,400	4,096,358
Barnes Group, Inc.	101,900	4,132,045
CIRCOR International, Inc.	36,200	2,156,072
Douglas Dynamics, Inc.	296,159	9,459,319
EnPro Industries, Inc.	43,700	2,483,034
ESCO Technologies, Inc.	133,402	6,192,521
Franklin Electric Co., Inc.	238,009	9,689,346
Hillenbrand, Inc.	150,374	4,757,833
ITT, Inc.	170,100	6,096,384
Kadant, Inc.	174,686	9,102,888
Mueller Industries, Inc.	342,888	11,116,429

		69,282,229

Marine—0.6%
Kirby Corp. (a)	45,400	2,822,064
Matson, Inc.	85,800	3,421,704

		6,243,768

Media—1.7%
AH Belo Corp. - Class A	593,064	4,359,020
Cable One, Inc.	1,065	621,960
Cinemark Holdings, Inc.	92,000	3,521,760
Gannett Co., Inc.	107,215	1,247,983
Meredith Corp.	56,400	2,932,236
New Media Investment Group, Inc.	143,254	2,220,437
Time, Inc.	146,210	2,117,121

		17,020,517

Metals & Mining—0.7%
Compass Minerals International, Inc. (b)	39,696	2,925,595
Kaiser Aluminum Corp.	36,800	3,182,832
Real Industry, Inc. (a)	104,968	642,404

		6,750,831

Mortgage Real Estate Investment Trusts—0.6%
Annaly Capital Management, Inc.	258,176	2,710,848
Apollo Commercial Real Estate Finance, Inc.	206,899	3,386,937

		6,097,785

Multi-Utilities—1.0%
Black Hills Corp.	73,000	4,469,060
NorthWestern Corp.	88,800	5,108,664

		9,577,724

Oil, Gas & Consumable Fuels—2.8%
Carrizo Oil & Gas, Inc. (a)	41,231	1,674,803
Energen Corp.	74,698	4,311,569
Jones Energy, Inc. - Class A (a) (b)	87,700	312,212
Laredo Petroleum, Inc. (a) (b)	290,555	3,748,159
Oasis Petroleum, Inc. (a) (b)	316,800	3,633,696
SM Energy Co.	132,600	5,115,708
Western Refining, Inc.	150,200	3,974,292
Whiting Petroleum Corp. (a) (b)	137,900	1,205,246
WPX Energy, Inc. (a)	334,472	4,411,686

		28,387,371

Paper & Forest Products—1.6%
Clearwater Paper Corp. (a)	82,125	5,311,024
Neenah Paper, Inc.	55,694	4,400,383
PH Glatfelter Co.	15,139	328,213
Schweitzer-Mauduit International, Inc.	157,275	6,064,524

		16,104,144

Pharmaceuticals—0.3%
Innoviva, Inc. (b)	286,984	3,153,954

Professional Services—0.7%
Korn/Ferry International	333,477	7,003,017

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc.	98,600	3,788,212

Road & Rail—0.6%
Saia, Inc. (a)	64,000	1,917,440
Werner Enterprises, Inc.	187,900	4,372,433

		6,289,873

Semiconductors & Semiconductor Equipment—2.3%
Cirrus Logic, Inc. (a)	75,100	3,991,565
DSP Group, Inc. (a)	221,236	2,657,044
Exar Corp. (a)	270,821	2,521,344
MaxLinear, Inc. - Class A (a)	142,700	2,892,529
ON Semiconductor Corp. (a)	531,000	6,541,920
Teradyne, Inc.	223,500	4,823,130

		23,427,532

Software—2.0%
ACI Worldwide, Inc. (a)	130,209	2,523,450
Progress Software Corp. (a)	129,254	3,515,709
PTC, Inc. (a)	109,900	4,869,669
Synopsys, Inc. (a)	151,000	8,961,850

		19,870,678

Specialty Retail—1.5%
Asbury Automotive Group, Inc. (a)	32,200	1,792,574
Buckle, Inc. (The) (b)	185,730	4,463,092
Cato Corp. (The) - Class A	52,654	1,731,790
Christopher & Banks Corp. (a)	447,352	648,660
Finish Line, Inc. (The) - Class A	50,500	1,165,540

MIST-253

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—(Continued)
Genesco, Inc. (a)	26,300	$1,432,298
Guess?, Inc.	186,220	2,720,674
Office Depot, Inc.	226,538	808,741

		14,763,369

Technology Hardware, Storage & Peripherals—1.0%
Electronics For Imaging, Inc. (a)	123,100	6,022,052
Imation Corp. (a) (b)	1,423,110	900,259
Super Micro Computer, Inc. (a)	129,300	3,021,741

		9,944,052

Textiles, Apparel & Luxury Goods—1.0%
Delta Apparel, Inc. (a)	179,222	2,949,994
Steven Madden, Ltd. (a)	102,400	3,538,944
Wolverine World Wide, Inc.	152,400	3,509,772

		9,998,710

Trading Companies & Distributors—0.6%
H&E Equipment Services, Inc.	210,200	3,522,952
WESCO International, Inc. (a)	34,700	2,133,703

		5,656,655

Total Common Stocks (Cost $930,338,586)		988,896,562

Short-Term Investment—1.4%

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $13,640,592 on 10/03/16, collateralized by $12,975,000 U.S. Treasury Notes at 2.625% due 11/15/20 with a value of $13,915,688.	13,640,557	13,640,557

Total Short-Term Investments (Cost $13,640,557)		13,640,557

Securities Lending Reinvestments (c)—2.5%

Certificates of Deposit—0.4%
Abbey National Treasury Services 0.440%, 10/03/16	500,000	500,000
ABN AMRO Bank NV Zero Coupon, 12/22/16	250,000	249,468
Bank of Montreal 0.500%, 10/24/16	250,000	250,000
Chiba Bank Ltd, New York 0.870%, 11/30/16	250,000	250,042
DZ Bank AG 0.950%, 01/03/17	250,000	250,000

Certificates of Deposit—(Continued)
KBC Bank NV Zero Coupon, 12/27/16	400,000	399,444
1.000%, 01/04/17	250,000	250,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	400,000	400,000
National Bank of Canada 0.420%, 10/06/16	500,000	499,999
0.480%, 10/28/16	200,000	199,999
Norinchukin Bank 0.480%, 10/24/16	400,000	400,000
Standard Chartered Bank New York 0.910%, 12/16/16	100,000	100,008
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	300,000	300,009
Swedbank 0.350%, 10/03/16	400,000	399,999

		4,448,968

Commercial Paper—0.2%
Albion Capital Corp. 0.720%, 10/25/16	300,000	299,904
Charta, LLC 0.880%, 12/22/16	750,000	748,567
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	400,000	399,785
Credit Suisse AG 0.971%, 10/19/16	200,000	199,998
Kells Funding, LLC 1.040%, 01/19/17	100,000	99,703
Manhattan Asset Funding 0.740%, 11/28/16	250,000	249,752

		1,997,709

Repurchase Agreements—1.7%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $1,900,148 on 10/03/16, collateralized by $1,795,528 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $1,938,001.	1,900,000	1,900,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $2,500,174 on 10/03/16, collateralized by $2,454,308 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $2,550,002.	2,500,000	2,500,000

MIST-254

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $2,000,083 on 10/03/16, collateralized by $1,944,385 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $2,040,000.	2,000,000	$2,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $1,000,038 on 10/03/16, collateralized by $788,800 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $1,020,014.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $569,568 on 10/03/16, collateralized by $470,550 U.S. Treasury Obligations with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $580,936.	569,545	569,545
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $3,500,204 on 10/03/16, collateralized by $5,598,463 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $3,570,208.	3,500,000	3,500,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $2,000,144 on 10/04/16, collateralized by $1,923,548 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $2,040,000.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $3,000,130 on 10/03/16, collateralized by $4,235,626 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $3,060,000.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,000,038 on 10/03/16, collateralized by $936,180 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,020,021.	1,000,000	1,000,000

		17,469,545

Time Deposits—0.2%
ANZ London 0.420%, 10/03/16	58,720	58,720
Canadian Imperial Bank 0.260%, 10/03/16	1,000,000	1,000,000
DBS Bank Limited, Singapore 0.380%, 10/04/16	200,000	200,000
Den Norske Bank, Oslo 0.400%, 10/03/16	100,000	100,000
Royal Bank of Canada 0.280%, 10/03/16	100,000	100,000

		1,458,720

Total Securities Lending Reinvestments (Cost $25,374,428)		25,374,942

Total Investments—102.4% (Cost $969,353,571) (d)		1,027,912,061
Other assets and liabilities (net)—(2.4)%		(24,313,359)

Net Assets—100.0%		$1,003,598,702

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $24,450,394 and the collateral received consisted of cash in the amount of $24,873,996. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $969,353,571. The aggregate unrealized appreciation and depreciation of investments were $124,902,530 and $(66,344,040), respectively, resulting in net unrealized appreciation of $58,558,490.

MIST-255

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$988,896,562	$—	$—	$988,896,562
Total Short-Term Investment*	—	13,640,557	—	13,640,557
Securities Lending Reinvestments
Certificates of Deposit	—	4,448,968	—	4,448,968
Commercial Paper	—	1,997,709	—	1,997,709
Repurchase Agreements	—	17,469,545	—	17,469,545
Time Deposits	—	1,458,720	—	1,458,720
Total Securities Lending Reinvestments	—	25,374,942	—	25,374,942
Total Investments	$988,896,562	$39,015,499	$—	$1,027,912,061

Collateral for Securities Loaned (Liability)	$—	$(24,873,996)	$—	$(24,873,996)

*	See Schedule of Investments for additional detailed categorizations.

MIST-256

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Australia—5.5%
AMP, Ltd.	3,206,997	$13,010,090
APA Group	2,074,152	13,558,727
BHP Billiton plc	1,482,663	22,284,234
Brambles, Ltd.	1,426,146	13,113,653
Iluka Resources, Ltd.	1,805,803	8,706,521
Oil Search, Ltd.	2,076,706	11,363,393
Orica, Ltd.	1,086,665	12,677,484
Westpac Banking Corp.	443,963	10,092,843

		104,806,945

Belgium—1.0%
KBC Groep NV (a)	319,125	18,576,893

Brazil—0.6%
Ambev S.A. (ADR)	1,748,818	10,650,302

Canada—0.6%
Enbridge, Inc.	267,325	11,748,892

China—1.8%
Alibaba Group Holding, Ltd. (ADR) (a)	187,057	19,788,760
China Resources Gas Group, Ltd.	4,002,424	13,749,830

		33,538,590

Denmark—0.4%
TDC A/S (a)	1,210,251	7,135,806

France—9.5%
BNP Paribas S.A.	487,108	25,044,999
Danone S.A.	470,268	34,880,892
Engie S.A. (b)	1,041,731	16,137,442
L’Oreal S.A.	157,239	29,685,937
Legrand S.A.	116,069	6,843,501
LVMH Moet Hennessy Louis Vuitton SE	133,503	22,759,286
Schneider Electric SE	547,555	38,179,893
Technip S.A.	96,584	5,931,563

		179,463,513

Germany—6.6%
Bayer AG	361,124	36,272,687
GEA Group AG	294,417	16,330,887
LEG Immobilien AG (a)	273,607	26,189,413
Linde AG	183,258	31,143,796
Symrise AG	202,089	14,811,799

		124,748,582

Greece—0.3%
Hellenic Telecommunications Organization S.A.	741,625	6,528,693

Hong Kong—3.0%
AIA Group, Ltd.	5,661,828	37,934,875
CK Hutchison Holdings, Ltd.	1,159,514	14,794,007
Esprit Holdings, Ltd. (a)	4,702,797	3,825,440

		56,554,322

India—0.8%
HDFC Bank, Ltd. (ADR)	214,949	$15,452,684

Israel—0.7%
Check Point Software Technologies, Ltd. (a)	67,325	5,225,093
Mellanox Technologies, Ltd. (a)	197,374	8,536,426

		13,761,519

Italy—3.2%
Cerved Information Solutions S.p.A.	433,917	3,671,164
Enel S.p.A.	4,189,439	18,684,932
Eni S.p.A.	1,144,153	16,488,061
Intesa Sanpaolo S.p.A.	9,301,047	20,648,503

		59,492,660

Japan—19.9%
ABC-Mart, Inc.	122,500	8,325,527
AEON Financial Service Co., Ltd.	887,399	15,461,278
Daikin Industries, Ltd.	269,200	25,080,348
Japan Tobacco, Inc.	737,231	30,119,612
KDDI Corp.	1,174,800	36,151,607
Koito Manufacturing Co., Ltd.	302,300	14,717,078
Kubota Corp.	1,718,200	25,973,106
Mitsubishi Corp.	582,954	13,251,102
Mitsui Fudosan Co., Ltd.	830,000	17,672,947
Nippon Paint Holdings Co., Ltd.	407,100	13,658,104
Nomura Research Institute, Ltd.	218,100	7,526,022
Santen Pharmaceutical Co., Ltd.	1,956,800	28,857,313
Shionogi & Co., Ltd.	223,100	11,403,558
SoftBank Group Corp.	282,800	18,320,315
Sumitomo Mitsui Financial Group, Inc.	604,782	20,382,930
Sundrug Co., Ltd.	219,170	18,324,904
Terumo Corp.	157,300	6,029,931
TOTO, Ltd. (b)	553,000	20,840,529
USS Co., Ltd.	1,361,700	23,018,216
Yamato Holdings Co., Ltd.	889,866	20,711,576

		375,826,003

Netherlands—4.1%
ABN AMRO Group NV	900,602	18,635,343
Akzo Nobel NV	432,769	29,286,114
RELX NV	1,656,368	29,743,570

		77,665,027

Norway—1.0%
DNB ASA	1,413,768	18,573,787

Portugal—0.7%
Galp Energia SGPS S.A.	995,431	13,608,874

Singapore—0.6%
Broadcom, Ltd.	70,303	12,128,674

South Korea—1.4%
NAVER Corp.	19,341	15,526,009
Samsung Electronics Co., Ltd.	7,920	11,542,979

		27,068,988

MIST-257

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—1.2%
Aena S.A.	53,593	$7,904,741
Amadeus IT Group S.A.	290,087	14,492,730

		22,397,471

Switzerland—15.5%
Dufry AG (a)	64,302	8,042,799
Julius Baer Group, Ltd. (a)	272,844	11,073,929
Nestle S.A.	890,388	70,156,900
Novartis AG	802,513	63,110,647
Roche Holding AG	251,394	62,279,367
Schindler Holding AG (Participation Certificate)	111,572	20,902,385
Swiss Re AG	111,938	10,099,193
UBS Group AG	2,064,697	28,035,827
Zurich Insurance Group AG (a)	74,065	19,059,444

		292,760,491

Taiwan—1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,846,468	28,423,352

Thailand—0.6%
Kasikornbank PCL	2,053,342	11,111,158

United Kingdom—15.2%
Aon plc	182,176	20,492,978
Barclays plc	7,963,997	17,364,612
BP plc	5,723,835	33,336,445
BT Group plc	1,850,109	9,328,394
Cairn Energy plc (a)	2,579,726	6,286,175
Croda International plc	423,052	19,122,991
GKN plc	6,421,259	26,688,588
Hiscox, Ltd.	933,852	12,612,490
Just Eat plc (a)	1,129,288	7,845,571
Lloyds Banking Group plc	26,521,962	18,783,107
Reckitt Benckiser Group plc	343,601	32,380,156
Rio Tinto plc	757,101	25,192,534
Vodafone Group plc	6,374,431	18,277,887
Whitbread plc	367,779	18,662,582
WPP plc	863,173	20,316,261

		286,690,771

United States—3.2%
Cognizant Technology Solutions Corp. - Class A (a)	458,377	21,869,167
MasterCard, Inc. - Class A	231,457	23,555,379
Pricesmart, Inc.	97,610	8,175,813
Yum! Brands, Inc.	71,351	6,479,384

		60,079,743

Total Common Stocks (Cost $1,766,605,323)		1,868,793,740

Short-Term Investment—0.8%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $14,816,601 on 10/03/16, collateralized by $14,585,000 U.S. Treasury Notes with rates ranging from 1.375% - 3.625%, maturity dates ranging from 01/31/21 - 02/15/21, with a value of $15,114,800.	14,816,564	$14,816,564

Total Short-Term Investments (Cost $14,816,564)		14,816,564

Securities Lending Reinvestments (c)—0.2%

Repurchase Agreements—0.2%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $200,016 on 10/03/16, collateralized by $189,003 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $204,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $400,028 on 10/03/16, collateralized by $392,689 Corporate and Foreign Bonds with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $408,000.	400,000	400,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $139,120 on 10/03/16, collateralized by $114,934 U.S. Treasury Obligations with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $141,896.	139,114	139,114
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $400,023 on 10/03/16, collateralized by $639,824 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $408,024.	400,000	400,000

MIST-258

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $3,000,216 on 10/04/16, collateralized by $2,885,322 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $3,060,000.	3,000,000	$3,000,000

		4,139,114

Time Deposits—0.0%
ANZ London
0.420%, 10/03/16	4,859	4,859
Den Norske Bank, Oslo
0.400%, 10/03/16	9,796	9,796
Royal Bank of Canada
0.280%, 10/03/16	10,099	10,099

		24,754

Total Securities Lending Reinvestments (Cost $4,163,868)		4,163,868

Total Investments—99.9% (Cost $1,785,585,755) (d)		1,887,774,172
Other assets and liabilities (net)—0.1%		1,658,378

Net Assets—100.0%		$1,889,432,550

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $3,934,334 and the collateral received consisted of cash in the amount of $4,163,868. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $1,785,585,755. The aggregate unrealized appreciation and depreciation of investments were $239,278,869 and $(137,090,452), respectively, resulting in net unrealized appreciation of $102,188,417.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2016 (Unaudited)	% of Net Assets
Pharmaceuticals	10.7
Banks	10.3
Chemicals	6.4
Food Products	5.6
Insurance	5.3
Oil, Gas & Consumable Fuels	4.9
Wireless Telecommunication Services	3.8
IT Services	3.6
Machinery	3.3
Metals & Mining	3.0

MIST-259

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$104,806,945	$—	$104,806,945
Belgium	—	18,576,893	—	18,576,893
Brazil	10,650,302	—	—	10,650,302
Canada	11,748,892	—	—	11,748,892
China	19,788,760	13,749,830	—	33,538,590
Denmark	—	7,135,806	—	7,135,806
France	—	179,463,513	—	179,463,513
Germany	—	124,748,582	—	124,748,582
Greece	—	6,528,693	—	6,528,693
Hong Kong	—	56,554,322	—	56,554,322
India	15,452,684	—	—	15,452,684
Israel	13,761,519	—	—	13,761,519
Italy	—	59,492,660	—	59,492,660
Japan	—	375,826,003	—	375,826,003
Netherlands	—	77,665,027	—	77,665,027
Norway	—	18,573,787	—	18,573,787
Portugal	—	13,608,874	—	13,608,874
Singapore	12,128,674	—	—	12,128,674
South Korea	—	27,068,988	—	27,068,988
Spain	—	22,397,471	—	22,397,471
Switzerland	—	292,760,491	—	292,760,491
Taiwan	—	28,423,352	—	28,423,352
Thailand	11,111,158	—	—	11,111,158
United Kingdom	20,492,978	266,197,793	—	286,690,771
United States	60,079,743	—	—	60,079,743
Total Common Stocks	175,214,710	1,693,579,030	—	1,868,793,740
Total Short-Term Investment*	—	14,816,564	—	14,816,564
Securities Lending Reinvestments
Repurchase Agreements	—	4,139,114	—	4,139,114
Time Deposits	—	24,754	—	24,754
Total Securities Lending Reinvestments	—	4,163,868	—	4,163,868
Total Investments	$175,214,710	$1,712,559,462	$—	$1,887,774,172

Collateral for Securities Loaned (Liability)	$—	$(4,163,868)	$—	$(4,163,868)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $19,022,869 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $4,467,605 were due to the discontinuation of a systematic fair valuation model factor.

MIST-260

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—92.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
TransDigm Group, Inc. (a)	50,661	$14,647,108

Air Freight & Logistics—0.6%
XPO Logistics, Inc. (a) (b)	151,449	5,553,635

Automobiles—4.4%
Tesla Motors, Inc. (a) (b)	211,487	43,149,693

Biotechnology—1.0%
Alnylam Pharmaceuticals, Inc. (a)	58,204	3,945,067
Intrexon Corp. (a) (b)	131,879	3,695,250
Juno Therapeutics, Inc. (a) (b)	60,552	1,817,165

		9,457,482

Capital Markets—8.5%
Affiliated Managers Group, Inc. (a)	55,515	8,033,021
MSCI, Inc.	314,347	26,386,287
S&P Global, Inc.	389,749	49,326,633

		83,745,941

Communications Equipment—0.9%
Palo Alto Networks, Inc. (a)	53,461	8,517,941

Consumer Finance—0.6%
LendingClub Corp. (a) (b)	963,238	5,952,811

Food Products—3.0%
Mead Johnson Nutrition Co.	377,621	29,835,835

Health Care Equipment & Supplies—6.5%
DexCom, Inc. (a)	151,303	13,263,221
Intuitive Surgical, Inc. (a)	69,610	50,455,416

		63,718,637

Health Care Technology—4.5%
athenahealth, Inc. (a) (b)	351,037	44,272,787

Hotels, Restaurants & Leisure—6.6%
Chipotle Mexican Grill, Inc. (a)	11,583	4,905,400
Dunkin’ Brands Group, Inc.	688,927	35,879,318
Marriott International, Inc. - Class A	360,296	24,258,730

		65,043,448

Internet & Direct Marketing Retail—1.4%
TripAdvisor, Inc. (a)	70,632	4,462,530
Zalando SE (a)	225,626	9,414,094

		13,876,624

Internet Software & Services—12.3%
Dropbox, Inc. (a) (c) (d)	460,161	4,118,441
LinkedIn Corp. - Class A (a)	50,825	9,713,674
MercadoLibre, Inc.	101,616	18,795,911
Pandora Media, Inc. (a) (b)	511,651	7,331,959
SurveyMonkey, Inc. (a) (c) (d)	303,799	3,083,560
Twitter, Inc. (a)	1,475,678	34,014,378

Internet Software & Services—(Continued)
Yelp, Inc. (a)	182,811	7,623,219
Zillow Group, Inc. - Class A (a) (b)	353,539	12,179,418
Zillow Group, Inc. - Class C (a) (b)	707,078	24,500,253

		121,360,813

IT Services—3.9%
FleetCor Technologies, Inc. (a)	168,224	29,225,556
Gartner, Inc. (a)	108,656	9,610,623

		38,836,179

Life Sciences Tools & Services—6.2%
Illumina, Inc. (a)	333,385	60,562,719

Multiline Retail—1.0%
Dollar Tree, Inc. (a)	122,801	9,692,683

Pharmaceuticals—3.0%
Zoetis, Inc.	572,427	29,771,928

Professional Services—6.1%
IHS Markit, Ltd. (a)	678,524	25,478,576
Verisk Analytics, Inc. (a)	425,886	34,616,014

		60,094,590

Semiconductors & Semiconductor Equipment—0.9%
NVIDIA Corp.	128,740	8,821,265

Software—14.5%
Atlassian Corp. plc - Class A (a)	164,243	4,922,363
FireEye, Inc. (a)	272,555	4,014,735
Mobileye NV (a)	128,467	5,468,840
NetSuite, Inc. (a)	96,004	10,626,683
ServiceNow, Inc. (a)	383,918	30,387,110
Splunk, Inc. (a)	511,647	30,023,446
Tableau Software, Inc. - Class A (a)	111,920	6,185,818
Workday, Inc. - Class A (a) (b)	555,495	50,933,337

		142,562,332

Technology Hardware, Storage & Peripherals—0.4%
3D Systems Corp. (a) (b)	146,928	2,637,358
Stratasys, Ltd. (a)	52,231	1,258,245

		3,895,603

Textiles, Apparel & Luxury Goods—3.6%
lululemon athletica, Inc. (a) (b)	153,395	9,354,027
Michael Kors Holdings, Ltd. (a)	348,423	16,302,712
Under Armour, Inc. - Class C (a)	289,268	9,794,615

		35,451,354

Trading Companies & Distributors—0.8%
Fastenal Co.	198,717	8,302,396

Total Common Stocks (Cost $773,979,234)		907,123,804

MIST-261

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Convertible Preferred Stock—2.0%

Security Description	Shares/ Notional/ Principal Amount*	Value

Internet Software & Services—2.0%
Airbnb, Inc. - Series D (a) (c) (d) (Cost $7,659,587)	188,136	$19,754,280

Preferred Stocks—1.0%

Internet & Direct Marketing Retail—0.5%
Flipkart Online Pvt., Ltd. - Series D (a) (c) (d)	98,557	5,137,776

Internet Software & Services—0.1%
Dropbox, Inc. - Series A (a) (c) (d)	51,888	464,398
Peixe Urbano, Inc. - Series C (a) (c) (d)	71,709	49,479

		513,877

Software—0.4%
Palantir Technologies, Inc. - Series G (a) (c) (d)	541,563	2,854,037
Palantir Technologies, Inc. - Series H (a) (c) (d)	174,289	918,503
Palantir Technologies, Inc. - Series H-1 (a) (c) (d)	174,289	918,503

		4,691,043

Total Preferred Stocks (Cost $7,854,830)		10,342,696

Purchased Option—0.0%

Currency Option—0.0%
USD Call/CNY Put, Strike Price CNY 7.60 Expires 12/01/16 (Counterparty - Royal Bank of Scotland plc) (e) (Cost $444,125)	96,081,024	192

Short-Term Investment—5.6%

Repurchase Agreement—5.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $54,636,680 on 10/03/16, collateralized by $54,910,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $55,733,650.	54,636,544	54,636,544

Total Short-Term Investments (Cost $54,636,544)		54,636,544

Securities Lending Reinvestments (f)—11.3%

Certificates of Deposit—0.6%
Bank of Montreal 0.500%, 10/24/16	500,000	500,000

Certificates of Deposit—(Continued)
Chiba Bank Ltd, New York 0.870%, 11/30/16	1,950,000	1,950,330
DZ Bank AG 0.950%, 01/03/17	500,000	500,000
KBC Bank NV 1.000%, 01/04/17	500,000	500,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	1,000,000	1,000,001
National Bank of Canada 0.480%, 10/28/16	500,000	499,997
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	200,000	200,006
Swedbank 0.350%, 10/03/16	1,000,000	999,998

		6,150,332

Commercial Paper—0.7%
Credit Suisse AG 0.971%, 10/19/16	500,000	499,994
Manhattan Asset Funding 0.740%, 11/28/16	2,000,000	1,998,018
Victory Receivables Corp. 1.050%, 01/04/17	4,200,000	4,189,345

		6,687,357

Repurchase Agreements—8.2%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $15,801,229 on 10/03/16, collateralized by $14,931,237 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $16,116,005.	15,800,000	15,800,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $15,801,097 on 10/03/16, collateralized by $15,511,229 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $16,116,014.	15,800,000	15,800,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $2,000,075 on 10/03/16, collateralized by $1,577,600 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $2,040,028.	2,000,000	2,000,000

MIST-262

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $15,701,233 on 10/03/16, collateralized by $14,988,460 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $16,020,698.	15,700,000	$15,700,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $457,666 on 10/03/16, collateralized by $378,102 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $466,800.	457,647	457,647
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $10,000,583 on 10/03/16, collateralized by $15,995,610 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $10,200,595.	10,000,000	10,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $15,501,115 on 10/04/16, collateralized by $14,907,495 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $15,810,000.	15,500,000	15,500,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $4,000,173 on 10/03/16, collateralized by $5,647,501 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $4,080,000.	4,000,000	4,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,500,058 on 10/03/16, collateralized by $1,404,270 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,530,031.	1,500,000	1,500,000

		80,757,647

Time Deposits—1.8%
ANZ London 0.420%, 10/03/16	4,000,000	4,000,000
Canadian Imperial Bank 0.260%, 10/03/16	5,000,000	5,000,000
DBS Bank Limited, Singapore 0.380%, 10/04/16	4,000,000	4,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	2,200,000	2,200,000
Royal Bank of Canada 0.280%, 10/03/16	2,300,000	2,300,000

		17,500,000

Total Securities Lending Reinvestments (Cost $111,094,035)		111,095,336

Total Investments—112.1% (Cost $955,668,355) (g)		1,102,952,852
Other assets and liabilities (net)—(12.1)%		(118,852,414)

Net Assets—100.0%		$984,100,438

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $108,502,165 and the collateral received consisted of cash in the amount of $110,093,209. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 3.8% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $37,298,977, which is 3.8% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Illiquid security. As of September 30, 2016, these securities represent 0.0% of net assets.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(g)	As of September 30, 2016, the aggregate cost of investments was $955,668,355. The aggregate unrealized appreciation and depreciation of investments were $228,610,925 and $(81,326,428), respectively, resulting in net unrealized appreciation of $147,284,497.

MIST-263

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	188,136	$7,659,587	$19,754,280
Dropbox, Inc.	05/01/12	460,161	4,165,241	4,118,441
Dropbox, Inc. - Series A	05/25/12	51,888	470,125	464,398
Flipkart Online Pvt., Ltd. - Series D	10/04/13	98,557	2,264,087	5,137,776
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,183	2,854,037
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,754	918,503
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	918,503
Peixe Urbano, Inc. - Series C	12/02/11	71,709	2,239,927	49,479
SurveyMonkey, Inc.	11/25/14	303,799	4,997,494	3,083,560

				$37,298,977

MIST-264

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$14,647,108	$—	$—	$14,647,108
Air Freight & Logistics	5,553,635	—	—	5,553,635
Automobiles	43,149,693	—	—	43,149,693
Biotechnology	9,457,482	—	—	9,457,482
Capital Markets	83,745,941	—	—	83,745,941
Communications Equipment	8,517,941	—	—	8,517,941
Consumer Finance	5,952,811	—	—	5,952,811
Food Products	29,835,835	—	—	29,835,835
Health Care Equipment & Supplies	63,718,637	—	—	63,718,637
Health Care Technology	44,272,787	—	—	44,272,787
Hotels, Restaurants & Leisure	65,043,448	—	—	65,043,448
Internet & Direct Marketing Retail	4,462,530	9,414,094	—	13,876,624
Internet Software & Services	114,158,812	—	7,202,001	121,360,813
IT Services	38,836,179	—	—	38,836,179
Life Sciences Tools & Services	60,562,719	—	—	60,562,719
Multiline Retail	9,692,683	—	—	9,692,683
Pharmaceuticals	29,771,928	—	—	29,771,928
Professional Services	60,094,590	—	—	60,094,590
Semiconductors & Semiconductor Equipment	8,821,265	—	—	8,821,265
Software	142,562,332	—	—	142,562,332
Technology Hardware, Storage & Peripherals	3,895,603	—	—	3,895,603
Textiles, Apparel & Luxury Goods	35,451,354	—	—	35,451,354
Trading Companies & Distributors	8,302,396	—	—	8,302,396
Total Common Stocks	890,507,709	9,414,094	7,202,001	907,123,804
Total Convertible Preferred Stock*	—	—	19,754,280	19,754,280
Total Preferred Stocks*	—	—	10,342,696	10,342,696
Total Purchased Option*	—	192	—	192
Total Short-Term Investment*	—	54,636,544	—	54,636,544
Securities Lending Reinvestments
Certificates of Deposit	—	6,150,332	—	6,150,332
Commercial Paper	—	6,687,357	—	6,687,357
Repurchase Agreements	—	80,757,647	—	80,757,647
Time Deposits	—	17,500,000	—	17,500,000
Total Securities Lending Reinvestments	—	111,095,336	—	111,095,336
Total Investments	$890,507,709	$175,146,166	$37,298,977	$1,102,952,852

Collateral for Securities Loaned (Liability)	$—	$(110,093,209)	$—	$(110,093,209)

*	See Schedule of Investments for additional detailed categorizations.

MIST-265

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2016	Change in Unrealized Appreciation/ (Depreciaton) from Investments Still Held at September 30, 2016
Common Stocks
Internet Software & Services	$8,770,092	$(1,568,091)	$7,202,001	$(1,568,091)
Preferred Stocks
Internet & Direct Marketing Retail	10,246,971	(5,109,195)	5,137,776	(5,109,195)
Internet Software & Services	518,582	(4,705)	513,877	(4,705)
Software	6,854,086	(2,163,043)	4,691,043	(2,163,043)
Convertible Preferred Stocks
Internet Software & Services	15,737,577	4,016,703	19,754,280	4,016,703

Total	$42,127,308	$(4,828,331)	$37,298,977	$(4,828,331)

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet Software & Services	$4,118,441	M&A Transaction	Enterprise Value/TTM Revenue	9.1x	9.1x	9.1x	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	6.3x	6.3x	6.3x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	3,083,560	Discounted Cash Flow	Weighted Average Cost of Capital	16.50%	18.50%	17.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	7.0x	7.0x	7.0x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Preferred Stocks
Internet & Direct Marketing Retail	5,137,776	Discounted Cash Flow	Weighted Average Cost of Capital	17.00%	19.00%	18.00%	Decrease
			Perpetual Growth Rate	3.50%	4.50%	4.00%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	2.2x	2.2x	2.2x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Internet Software & Services	464,398	M&A Transaction	Enterprise Value/TTM Revenue	9.1x	9.1x	9.1x	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	6.3x	6.3x	6.3x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	49,479	Merger & Acquisition Transaction	Sale / Merger Scenerio	$0.86	$0.86	$0.86	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Software	4,691,043	Discounted Cash Flow	Weighted Average Cost of Capital	16.50%	18.50%	17.50%	Decrease
			Perpetual Growth Rate	2.50%	3.50%	3.00%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	11.0x	11.0x	11.0x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Convertible Preferred Stocks
Internet Software & Services	19,754,280	Market Transaction Method	Precedent Transaction	$105.00	$105.00	$105.00	Increase

MIST-266

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Brazil—0.2%
Embraer S.A. (ADR)	163,200	$2,816,832

China—1.2%
JD.com, Inc. (ADR) (a) (b)	623,298	16,261,845

Denmark—0.3%
FLSmidth & Co. A/S (a)	113,934	4,285,558

France—5.6%
Kering	101,084	20,369,417
LVMH Moet Hennessy Louis Vuitton SE	165,377	28,193,092
Societe Generale S.A.	389,119	13,428,723
Technip S.A.	204,962	12,587,436

		74,578,668

Germany—6.9%
Allianz SE	143,070	21,236,272
Bayer AG	167,007	16,774,827
Linde AG	78,340	13,313,498
SAP SE	355,660	32,360,781
Siemens AG	72,051	8,434,503

		92,119,881

India—3.8%
DLF, Ltd.	9,915,469	21,913,474
ICICI Bank, Ltd. (ADR)	2,201,400	16,444,458
Zee Entertainment Enterprises, Ltd.	1,423,280	11,682,918

		50,040,850

Ireland—0.7%
Shire plc	133,436	8,624,611

Italy—1.2%
Banca Monte dei Paschi di Siena S.p.A. (b)	3,302,491	691,246
Brunello Cucinelli S.p.A.	241,338	4,691,040
Prysmian S.p.A.	277,385	7,268,465
Tod’s S.p.A. (a)	61,765	3,261,017

		15,911,768

Japan—14.1%
Dai-ichi Life Insurance Co., Ltd. (The)	1,117,600	15,339,387
FANUC Corp.	57,100	9,663,996
KDDI Corp.	770,300	23,704,105
Keyence Corp.	40,900	29,767,725
Kyocera Corp.	340,900	16,354,587
Murata Manufacturing Co., Ltd.	248,300	32,386,767
Nidec Corp.	297,200	27,342,728
Nintendo Co., Ltd.	28,200	7,461,895
Rakuten, Inc.	490,400	6,379,178
Sumitomo Mitsui Financial Group, Inc.	280,400	9,450,304
Suzuki Motor Corp.	296,900	9,939,264

		187,789,936

Netherlands—2.3%
Airbus Group SE	508,612	30,765,304

Spain—3.6%
Banco Bilbao Vizcaya Argentaria S.A.	1,614,997	9,764,056
Industria de Diseno Textil S.A.	793,341	29,409,571
Repsol S.A.	595,231	8,078,167

		47,251,794

Sweden—1.6%
Assa Abloy AB - Class B	992,621	20,154,899
Telefonaktiebolaget LM Ericsson - B Shares	141,867	1,023,856

		21,178,755

Switzerland—4.0%
Credit Suisse Group AG	353,942	4,630,574
Nestle S.A.	152,133	11,987,111
Roche Holding AG	48,707	12,066,482
UBS Group AG	1,765,785	23,977,001

		52,661,168

United Kingdom—4.6%
Circassia Pharmaceuticals plc (b)	2,218,564	2,717,433
Earthport plc (b)	6,014,217	1,131,444
International Game Technology plc	431,261	10,514,143
Prudential plc	1,221,663	21,682,653
Unilever plc	530,333	25,141,497

		61,187,170

United States—45.5%
3M Co.	121,140	21,348,502
ACADIA Pharmaceuticals, Inc. (a) (b)	327,920	10,431,135
Adobe Systems, Inc. (b)	206,820	22,448,243
Aetna, Inc.	323,520	37,350,384
Alphabet, Inc. - Class A (b)	41,520	33,384,571
Alphabet, Inc. - Class C (b)	43,068	33,476,326
Anthem, Inc.	174,200	21,829,002
Biogen, Inc. (b)	50,010	15,654,630
BioMarin Pharmaceutical, Inc. (b)	111,290	10,296,551
Bluebird Bio, Inc. (a) (b)	59,650	4,043,077
Citigroup, Inc.	650,300	30,713,669
Colgate-Palmolive Co.	462,500	34,289,750
eBay, Inc. (b)	271,750	8,940,575
Emerson Electric Co.	200,670	10,938,522
Facebook, Inc. - Class A (b)	242,100	31,054,167
FNF Group	315,390	11,641,045
Gilead Sciences, Inc.	181,570	14,365,818
Goldman Sachs Group, Inc. (The)	104,500	16,852,715
Intuit, Inc.	273,710	30,110,837
Ionis Pharmaceuticals, Inc. (a) (b)	166,060	6,084,438
MacroGenics, Inc. (b)	220,660	6,599,941
Maxim Integrated Products, Inc.	697,470	27,849,977
PayPal Holdings, Inc. (b)	385,140	15,779,186
S&P Global, Inc.	379,780	48,064,957
Sage Therapeutics, Inc. (a) (b)	133,700	6,156,885
Tiffany & Co.	216,190	15,701,880
Twitter, Inc. (b)	522,540	12,044,547
United Parcel Service, Inc. - Class B	189,580	20,732,469
Vertex Pharmaceuticals, Inc. (b)	38,370	3,346,248

MIST-267

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Walt Disney Co. (The)	257,320	$23,894,735
Zimmer Biomet Holdings, Inc.	149,510	19,439,290

		604,864,072

Total Common Stocks (Cost $1,011,939,877)		1,270,338,212

Preferred Stock—1.7%

Germany—1.7%
Bayerische Motoren Werke (BMW) AG (Cost $20,301,429)	313,737	23,127,353

Short-Term Investment—2.9%

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $38,064,659 on 10/03/16, collateralized by $38,255,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $38,828,825.	38,064,564	38,064,564

Total Short-Term Investments (Cost $38,064,564)		38,064,564

Securities Lending Reinvestments (c)—2.4%

Certificate of Deposit—0.0%
National Bank of Canada
0.480%, 10/28/16	200,000	199,999

Commercial Paper—0.0%
Credit Suisse AG
0.971%, 10/19/16	200,000	199,998

Repurchase Agreements—2.1%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $4,400,342 on 10/03/16, collateralized by $4,158,066 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $4,488,001.	4,400,000	4,400,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $4,400,306 on 10/03/16, collateralized by $4,319,583 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $4,488,004.	4,400,000	4,400,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $5,000,188 on 10/03/16, collateralized by $3,944,000 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $5,100,070.	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $772,468 on 10/03/16, collateralized by $638,177 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $787,886.	772,437	772,437
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $5,000,292 on 10/03/16, collateralized by $7,997,805 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $5,100,298.	5,000,000	5,000,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $5,000,217 on 10/03/16, collateralized by $7,059,377 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $5,100,000.	5,000,000	5,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $4,000,153 on 10/03/16, collateralized by $3,744,720 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $4,080,082.	4,000,000	4,000,000

		28,572,437

Time Deposits—0.3%
ANZ London
0.420%, 10/03/16	200,000	200,000
Canadian Imperial Bank
0.260%, 10/03/16	1,000,000	1,000,000

MIST-268

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
DBS Bank Limited, Singapore
0.380%, 10/04/16	750,000	$750,000
Den Norske Bank, Oslo
0.400%, 10/03/16	900,000	900,000
Royal Bank of Canada
0.280%, 10/03/16	1,000,000	1,000,000

		3,850,000

Total Securities Lending Reinvestments (Cost $32,822,470)		32,822,434

Total Investments—102.6% (Cost $1,103,128,340) (d)		1,364,352,563
Other assets and liabilities (net)—(2.6)%		(35,096,334)

Net Assets—100.0%		$1,329,256,229

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $32,030,449 and the collateral received consisted of cash in the amount of $32,822,532. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $1,103,128,340. The aggregate unrealized appreciation and depreciation of investments were $308,544,094 and $(47,319,871), respectively, resulting in net unrealized appreciation of $261,224,223.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2016 (Unaudited)	% of Net Assets
Internet Software & Services	8.9
Capital Markets	7.0
Software	6.9
Biotechnology	6.6
Banks	6.1
Electronic Equipment, Instruments & Components	5.9
Insurance	5.3
Health Care Providers & Services	4.5
Textiles, Apparel & Luxury Goods	4.3
Electrical Equipment	3.4

MIST-269

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,816,832	$—	$—	$2,816,832
China	16,261,845	—	—	16,261,845
Denmark	—	4,285,558	—	4,285,558
France	—	74,578,668	—	74,578,668
Germany	—	92,119,881	—	92,119,881
India	16,444,458	33,596,392	—	50,040,850
Ireland	—	8,624,611	—	8,624,611
Italy	—	15,911,768	—	15,911,768
Japan	—	187,789,936	—	187,789,936
Netherlands	—	30,765,304	—	30,765,304
Spain	—	47,251,794	—	47,251,794
Sweden	—	21,178,755	—	21,178,755
Switzerland	—	52,661,168	—	52,661,168
United Kingdom	10,514,143	50,673,027	—	61,187,170
United States	604,864,072	—	—	604,864,072
Total Common Stocks	650,901,350	619,436,862	—	1,270,338,212
Total Preferred Stock*	—	23,127,353	—	23,127,353
Total Short-Term Investment*	—	38,064,564	—	38,064,564
Securities Lending Reinvestments
Certificate of Deposit	—	199,999	—	199,999
Commercial Paper	—	199,998	—	199,998
Repurchase Agreements	—	28,572,437	—	28,572,437
Time Deposits	—	3,850,000	—	3,850,000
Total Securities Lending Reinvestments	—	32,822,434	—	32,822,434
Total Investments	$650,901,350	$713,451,213	$—	$1,364,352,563

Collateral for Securities Loaned (Liability)	$—	$(32,822,532)	$—	$(32,822,532)

*	See Schedule of Investments for additional detailed categorizations.

MIST-270

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Foreign Government—16.3% of Net Assets

Security Description	Principal Amount*/ Shares	Value

Sovereign—16.3%
Deutsche Bundesrepublik Inflation Linked Bonds
0.100%, 04/15/23 (EUR) (a)	3,795,734	$4,672,996
France Government Bond OAT
0.250%, 07/25/24 (EUR) (a)	4,616,794	5,766,617
Italy Buoni Poliennali Del Tesoro
2.350%, 09/15/24 (144A) (EUR) (a)	2,529,601	3,330,670
United Kingdom Gilt Inflation Linked
0.625%, 03/22/40 (GBP) (a)	4,683,371	10,404,213

Total Foreign Government (Cost $23,212,470)		24,174,496

Mutual Fund—10.7%

Investment Company Security—10.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $15,635,039)	128,791	15,864,475

U.S. Treasury & Government Agencies—8.9%

U.S. Treasury—8.9%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/29 (a)	3,908,693	5,632,098
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/18 (a)	1,978,090	1,999,635
0.125%, 01/15/23 (a)	2,064,388	2,096,947
0.250%, 01/15/25 (a)	2,316,640	2,359,572
0.375%, 07/15/25 (a)	1,014,830	1,048,056

Total U.S. Treasury & Government Agencies (Cost $12,967,950)		13,136,308

Common Stocks—6.2%

Aerospace & Defense—0.1%
Boeing Co. (The)	139	18,312
General Dynamics Corp.	111	17,223
L-3 Communications Holdings, Inc.	128	19,293
Lockheed Martin Corp.	59	14,143
Northrop Grumman Corp.	68	14,549
Raytheon Co.	120	16,336
Rockwell Collins, Inc.	187	15,772
TransDigm Group, Inc. (b)	35	10,119
United Technologies Corp.	195	19,812

		145,559

Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	211	14,867
Expeditors International of Washington, Inc.	329	16,950
FedEx Corp.	118	20,612

		52,429

Airlines—0.1%
Alaska Air Group, Inc.	237	15,609
American Airlines Group, Inc.	458	16,767
Delta Air Lines, Inc.	345	13,579
Southwest Airlines Co.	394	15,323
United Continental Holdings, Inc. (b)	325	17,053

		78,331

Auto Components—0.0%
Delphi Automotive plc	266	18,971
Johnson Controls International plc	466	21,683

		40,654

Automobiles—0.0%
Ford Motor Co.	1,273	15,365

Banks—0.1%
Citigroup, Inc.	272	12,847
Citizens Financial Group, Inc.	469	11,589
Comerica, Inc.	360	17,035
Fifth Third Bancorp	891	18,230
KeyCorp	1,314	15,991
People’s United Financial, Inc.	1,168	18,478
SunTrust Banks, Inc.	327	14,323
U.S. Bancorp	414	17,756
Zions Bancorporation	549	17,030

		143,279

Beverages—0.1%
Brown-Forman Corp. - Class B	614	29,128
Coca-Cola Co. (The)	653	27,635
Constellation Brands, Inc. - Class A	167	27,804
Dr Pepper Snapple Group, Inc.	314	28,671
Molson Coors Brewing Co. - Class B	297	32,611
Monster Beverage Corp. (b)	187	27,453
PepsiCo, Inc.	327	35,568

		208,870

Biotechnology—0.1%
AbbVie, Inc.	342	21,570
Alexion Pharmaceuticals, Inc. (b)	119	14,582
Amgen, Inc.	125	20,851
Biogen, Inc. (b)	61	19,095
Celgene Corp. (b)	176	18,397
Regeneron Pharmaceuticals, Inc. (b)	41	16,483

		110,978

Building Products—0.0%
Allegion plc	226	15,574

Capital Markets—0.1%
Affiliated Managers Group, Inc. (b)	99	14,325
Ameriprise Financial, Inc.	164	16,362
Bank of New York Mellon Corp. (The)	387	15,434

MIST-271

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
BlackRock, Inc.	37	$13,411
Charles Schwab Corp. (The)	421	13,291
Goldman Sachs Group, Inc. (The)	108	17,417
Legg Mason, Inc.	439	14,698
Moody’s Corp.	137	14,834
Nasdaq, Inc.	203	13,711
S&P Global, Inc.	126	15,947
State Street Corp.	267	18,591
T. Rowe Price Group, Inc.	207	13,765

		181,786

Chemicals—0.3%
Air Products & Chemicals, Inc.	227	34,127
Albemarle Corp.	133	11,370
CF Industries Holdings, Inc.	937	22,816
Dow Chemical Co. (The)	482	24,982
E.I. du Pont de Nemours & Co.	363	24,310
Eastman Chemical Co.	300	20,304
Ecolab, Inc.	246	29,943
FMC Corp.	540	26,104
International Flavors & Fragrances, Inc.	242	34,599
LyondellBasell Industries NV - Class A	338	27,263
Monsanto Co.	303	30,966
Mosaic Co. (The)	1,126	27,542
PPG Industries, Inc.	292	30,181
Praxair, Inc.	237	28,637
Sherwin-Williams Co. (The)	109	30,156

		403,300

Commercial Services & Supplies—0.1%
Cintas Corp.	159	17,903
Pitney Bowes, Inc.	910	16,526
Republic Services, Inc.	355	17,910
Stericycle, Inc. (b)	188	15,066
Waste Management, Inc.	259	16,514

		83,919

Communications Equipment—0.1%
Cisco Systems, Inc.	645	20,459
Harris Corp.	218	19,971
Juniper Networks, Inc.	644	15,495
Motorola Solutions, Inc.	248	18,917

		74,842

Construction & Engineering—0.0%
Jacobs Engineering Group, Inc. (b)	309	15,981

Construction Materials—0.0%
Martin Marietta Materials, Inc.	154	27,583
Vulcan Materials Co.	252	28,660

		56,243

Consumer Finance—0.0%
Navient Corp.	1,182	17,104
Synchrony Financial	391	10,948

		28,052

Containers & Packaging—0.1%
Avery Dennison Corp.	416	32,361
Ball Corp.	408	33,435
International Paper Co.	766	36,753
Owens-Illinois, Inc. (b)	1,526	28,063
Sealed Air Corp.	645	29,554
WestRock Co.	609	29,524

		189,690

Distributors—0.0%
Genuine Parts Co.	188	18,885
LKQ Corp. (b)	474	16,808

		35,693

Diversified Consumer Services—0.0%
H&R Block, Inc.	619	14,330

Diversified Financial Services—0.0%
Berkshire Hathaway, Inc. - Class B (b)	118	17,047
Leucadia National Corp.	963	18,336

		35,383

Diversified Telecommunication Services—0.7%
AT&T, Inc.	6,239	253,366
CenturyLink, Inc.	8,085	221,771
Frontier Communications Corp.	31,514	131,098
Level 3 Communications, Inc. (b)	2,591	120,171
Verizon Communications, Inc.	4,414	229,440

		955,846

Electric Utilities—0.4%
Alliant Energy Corp.	965	36,969
American Electric Power Co., Inc.	626	40,195
Duke Energy Corp.	524	41,941
Edison International	566	40,894
Entergy Corp.	600	46,038
Eversource Energy	808	43,777
Exelon Corp.	1,327	44,176
FirstEnergy Corp.	1,409	46,610
NextEra Energy, Inc.	316	38,653
PG&E Corp.	679	41,534
Pinnacle West Capital Corp.	554	42,099
PPL Corp.	949	32,807
Southern Co. (The)	714	36,628
Xcel Energy, Inc.	966	39,741

		572,062

Electrical Equipment—0.0%
Eaton Corp. plc	307	20,173
Emerson Electric Co.	400	21,804
Rockwell Automation, Inc.	138	16,883

		58,860

Electronic Equipment, Instruments & Components—0.0%
Corning, Inc.	849	20,079

MIST-272

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
FLIR Systems, Inc.	560	$17,595
TE Connectivity, Ltd.	319	20,537

		58,211

Energy Equipment & Services—0.1%
Baker Hughes, Inc.	474	23,923
Diamond Offshore Drilling, Inc.	769	13,542
FMC Technologies, Inc. (b)	855	25,368
Halliburton Co.	527	23,652
Helmerich & Payne, Inc.	362	24,363
National Oilwell Varco, Inc.	744	27,334
Schlumberger, Ltd.	309	24,300
Transocean, Ltd. (b)	1,837	19,582

		182,064

Equity Real Estate Investment Trusts—0.2%
American Tower Corp.	120	13,600
Apartment Investment & Management Co. - Class A	320	14,691
AvalonBay Communities, Inc.	75	13,338
Crown Castle International Corp.	132	12,436
Digital Realty Trust, Inc.	138	13,403
Equinix, Inc.	36	12,969
Essex Property Trust, Inc.	68	15,144
Extra Space Storage, Inc.	152	12,070
Federal Realty Investment Trust	66	10,159
HCP, Inc.	519	19,696
Host Hotels & Resorts, Inc.	908	14,138
Iron Mountain, Inc.	357	13,398
Kimco Realty Corp.	512	14,822
Macerich Co. (The)	190	15,365
Public Storage	65	14,504
Realty Income Corp.	243	16,264
SL Green Realty Corp.	167	18,053
UDR, Inc.	471	16,951
Ventas, Inc.	235	16,598
Vornado Realty Trust	75	7,591
Welltower, Inc.	226	16,898

		302,088

Food & Staples Retailing—0.1%
Costco Wholesale Corp.	213	32,485
CVS Health Corp.	310	27,587
Kroger Co. (The)	859	25,495
Sysco Corp.	505	24,750
Wal-Mart Stores, Inc.	455	32,814
Walgreens Boots Alliance, Inc.	395	31,845
Whole Foods Market, Inc.	983	27,868

		202,844

Food Products—0.3%
Archer-Daniels-Midland Co.	776	32,724
Campbell Soup Co.	465	25,435
ConAgra Foods, Inc.	632	29,773
General Mills, Inc.	523	33,409

Food Products—(Continued)
Hershey Co. (The)	333	31,835
Hormel Foods Corp.	875	33,189
J.M. Smucker Co. (The)	241	32,665
Kellogg Co.	424	32,847
Kraft Heinz Co. (The)	384	34,372
McCormick & Co., Inc.	290	28,977
Mead Johnson Nutrition Co.	425	33,579
Mondelez International, Inc. - Class A	663	29,106
Tyson Foods, Inc. - Class A	383	28,599

		406,510

Health Care Equipment & Supplies—0.2%
Abbott Laboratories	400	16,916
Baxter International, Inc.	411	19,564
Becton Dickinson & Co.	87	15,637
Boston Scientific Corp. (b)	835	19,873
C.R. Bard, Inc.	79	17,718
DENTSPLY SIRONA, Inc.	281	16,700
Edwards Lifesciences Corp. (b)	178	21,460
Hologic, Inc. (b)	552	21,434
Intuitive Surgical, Inc. (b)	28	20,295
Medtronic plc	241	20,822
St. Jude Medical, Inc.	241	19,222
Stryker Corp.	152	17,694
Varian Medical Systems, Inc. (b)	229	22,792
Zimmer Biomet Holdings, Inc.	155	20,153

		270,280

Health Care Providers & Services—0.2%
Aetna, Inc.	180	20,781
AmerisourceBergen Corp.	256	20,680
Anthem, Inc.	170	21,303
Cardinal Health, Inc.	190	14,763
Centene Corp. (b)	299	20,021
Cigna Corp.	138	17,984
DaVita, Inc. (b)	248	16,385
Express Scripts Holding Co. (b)	249	17,562
HCA Holdings, Inc. (b)	219	16,563
Henry Schein, Inc. (b)	98	15,972
Humana, Inc.	101	17,866
Laboratory Corp. of America Holdings (b)	149	20,485
McKesson Corp.	99	16,508
Patterson Cos., Inc.	400	18,376
Quest Diagnostics, Inc.	252	21,327
UnitedHealth Group, Inc.	129	18,060
Universal Health Services, Inc. - Class B	134	16,511

		311,147

Health Care Technology—0.0%
Cerner Corp. (b)	370	22,848

Hotels, Restaurants & Leisure—0.1%
Carnival Corp.	371	18,112
Chipotle Mexican Grill, Inc. (b)	31	13,129
Darden Restaurants, Inc.	235	14,410

MIST-273

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Marriott International, Inc. - Class A	182	$12,254
McDonald’s Corp.	77	8,883
Starbucks Corp.	298	16,134
Wyndham Worldwide Corp.	256	17,236
Yum! Brands, Inc.	200	18,162

		118,320

Household Durables—0.1%
D.R. Horton, Inc.	484	14,617
Harman International Industries, Inc.	161	13,596
Leggett & Platt, Inc.	379	17,275
Lennar Corp. - Class A	371	15,708
Newell Brands, Inc.	372	19,590

		80,786

Household Products—0.1%
Church & Dwight Co., Inc.	620	29,710
Clorox Co. (The)	240	30,043
Colgate-Palmolive Co.	527	39,072
Kimberly-Clark Corp.	248	31,283
Procter & Gamble Co. (The)	419	37,605

		167,713

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	4,543	58,377
NRG Energy, Inc.	2,828	31,702

		90,079

Industrial Conglomerates—0.0%
3M Co.	128	22,557
General Electric Co.	709	21,001
Roper Technologies, Inc.	117	21,349

		64,907

Insurance—0.1%
Aflac, Inc.	234	16,817
American International Group, Inc.	208	12,343
Aon plc	133	14,961
Assurant, Inc.	141	13,007
Chubb, Ltd.	86	10,806
Cincinnati Financial Corp.	160	12,067
Hartford Financial Services Group, Inc. (The)	261	11,176
Loews Corp.	371	15,267
Marsh & McLennan Cos., Inc.	219	14,728
Principal Financial Group, Inc.	360	18,544
Progressive Corp. (The)	330	10,395
Travelers Cos., Inc. (The)	158	18,099
Unum Group	429	15,148
XL Group, Ltd.	518	17,420

		200,778

Internet & Direct Marketing Retail—0.0%
Amazon.com, Inc. (b)	18	15,072
Priceline Group, Inc. (The) (b)	11	16,186

Internet & Direct Marketing Retail—(Continued)
TripAdvisor, Inc. (b)	171	10,804

		42,062

Internet Software & Services—0.0%
Alphabet, Inc. - Class A (b)	24	19,298
eBay, Inc. (b)	778	25,596
VeriSign, Inc. (b)	187	14,631

		59,525

IT Services—0.2%
Accenture plc - Class A	159	19,425
Alliance Data Systems Corp. (b)	85	18,235
Automatic Data Processing, Inc.	117	10,319
Cognizant Technology Solutions Corp. - Class A (b)	253	12,071
CSRA, Inc.	583	15,683
Fidelity National Information Services, Inc.	255	19,643
Fiserv, Inc. (b)	202	20,093
Global Payments, Inc.	220	16,887
International Business Machines Corp.	136	21,604
MasterCard, Inc. - Class A	199	20,252
Paychex, Inc.	381	22,048
PayPal Holdings, Inc. (b)	441	18,068
Total System Services, Inc.	330	15,559
Visa, Inc. - Class A	273	22,577
Western Union Co. (The)	989	20,591

		273,055

Leisure Products—0.0%
Hasbro, Inc.	185	14,676

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	458	21,567
Illumina, Inc. (b)	113	20,527
PerkinElmer, Inc.	369	20,705
Thermo Fisher Scientific, Inc.	129	20,519
Waters Corp. (b)	131	20,762

		104,080

Machinery—0.1%
Caterpillar, Inc.	282	25,033
Cummins, Inc.	173	22,170
Dover Corp.	308	22,681
Ingersoll-Rand plc	265	18,004
Parker-Hannifin Corp.	176	22,093
Pentair plc	316	20,300

		130,281

Media—0.1%
Comcast Corp. - Class A	310	20,566
Discovery Communications, Inc. - Class A (b)	599	16,125
Discovery Communications, Inc. - Class C (b)	568	14,944
News Corp. - Class B	1,283	18,244
Time Warner, Inc.	241	19,186
Twenty-First Century Fox, Inc. - Class A	641	15,525
Twenty-First Century Fox, Inc. - Class B	605	14,968

MIST-274

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Walt Disney Co. (The)	178	$16,529

		136,087

Metals & Mining—0.1%
Alcoa, Inc.	2,798	28,372
Freeport-McMoRan, Inc.	1,879	20,406
Newmont Mining Corp.	894	35,125
Nucor Corp.	593	29,324

		113,227

Multi-Utilities—0.3%
Ameren Corp.	891	43,819
CenterPoint Energy, Inc.	1,943	45,136
CMS Energy Corp.	1,029	43,228
Consolidated Edison, Inc.	542	40,813
Dominion Resources, Inc.	546	40,552
DTE Energy Co.	401	37,562
NiSource, Inc.	1,699	40,963
Public Service Enterprise Group, Inc.	914	38,269
SCANA Corp.	579	41,902
Sempra Energy	423	45,341
WEC Energy Group, Inc.	677	40,539

		458,124

Multiline Retail—0.1%
Dollar Tree, Inc. (b)	182	14,365
Macy’s, Inc.	446	16,524
Nordstrom, Inc.	496	25,733
Target Corp.	251	17,239

		73,861

Oil, Gas & Consumable Fuels—0.4%
Anadarko Petroleum Corp.	413	26,168
Apache Corp.	359	22,929
Cabot Oil & Gas Corp.	763	19,685
Chesapeake Energy Corp. (b)	3,166	19,851
Chevron Corp.	223	22,951
Cimarex Energy Co.	174	23,380
Concho Resources, Inc. (b)	195	26,783
ConocoPhillips	517	22,474
Devon Energy Corp.	320	14,115
EOG Resources, Inc.	272	26,305
EQT Corp.	318	23,093
Exxon Mobil Corp.	297	25,922
Hess Corp.	375	20,108
Kinder Morgan, Inc.	620	14,341
Marathon Oil Corp.	975	15,415
Marathon Petroleum Corp.	616	25,003
Murphy Oil Corp.	647	19,669
Newfield Exploration Co. (b)	486	21,122
Noble Energy, Inc.	589	21,051
Occidental Petroleum Corp.	335	24,428
ONEOK, Inc.	538	27,648
Phillips 66	289	23,279
Pioneer Natural Resources Co.	134	24,877

Oil, Gas & Consumable Fuels—(Continued)
Range Resources Corp.	412	15,965
Southwestern Energy Co. (b)	725	10,034
Spectra Energy Corp.	779	33,302
Tesoro Corp.	271	21,561
Valero Energy Corp.	424	22,472
Williams Cos., Inc. (The)	575	17,670

		631,601

Personal Products—0.0%
Estee Lauder Cos., Inc. (The) - Class A	291	25,771

Pharmaceuticals—0.1%
Bristol-Myers Squibb Co.	248	13,372
Eli Lilly & Co.	277	22,232
Johnson & Johnson	156	18,428
Mallinckrodt plc (b)	257	17,934
Merck & Co., Inc.	389	24,278
Perrigo Co. plc	177	16,342
Pfizer, Inc.	626	21,203
Zoetis, Inc.	438	22,780

		156,569

Professional Services—0.1%
Dun & Bradstreet Corp. (The)	157	21,449
Equifax, Inc.	133	17,899
Robert Half International, Inc.	434	16,431
Verisk Analytics, Inc. (b)	223	18,126

		73,905

Real Estate Management & Development—0.0%
CBRE Group, Inc. - Class A (b)	424	11,864

Road & Rail—0.1%
CSX Corp.	821	25,041
J.B. Hunt Transport Services, Inc.	208	16,877
Ryder System, Inc.	271	17,872
Union Pacific Corp.	252	24,578

		84,368

Semiconductors & Semiconductor Equipment—0.1%
Analog Devices, Inc.	369	23,782
Broadcom, Ltd.	99	17,079
Linear Technology Corp.	465	27,570
Microchip Technology, Inc.	423	26,285
NVIDIA Corp.	348	23,845
QUALCOMM, Inc.	319	21,852
Skyworks Solutions, Inc.	215	16,370
Xilinx, Inc.	406	22,062

		178,845

Software—0.1%
Activision Blizzard, Inc.	400	17,720
Adobe Systems, Inc. (b)	173	18,777
Autodesk, Inc. (b)	242	17,504
CA, Inc.	400	13,232

MIST-275

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Dell Technologies, Inc. - Class V (b)	73	$3,489
Intuit, Inc.	202	22,222
Microsoft Corp.	335	19,296
Oracle Corp.	529	20,779
Red Hat, Inc. (b)	197	15,924
Symantec Corp.	1,161	29,141

		178,084

Specialty Retail—0.2%
Advance Auto Parts, Inc.	94	14,017
AutoZone, Inc. (b)	26	19,977
Bed Bath & Beyond, Inc.	376	16,209
Foot Locker, Inc.	302	20,452
Home Depot, Inc. (The)	149	19,173
L Brands, Inc.	227	16,065
O’Reilly Automotive, Inc. (b)	69	19,328
Ross Stores, Inc.	291	18,711
Staples, Inc.	1,585	13,552
Tiffany & Co.	240	17,431
TJX Cos., Inc. (The)	203	15,180
Ulta Salon Cosmetics & Fragrance, Inc. (b)	62	14,755
Urban Outfitters, Inc. (b)	477	16,466

		221,316

Technology Hardware, Storage & Peripherals—0.0%
HP, Inc.	1,077	16,726
NetApp, Inc.	693	24,823
Western Digital Corp.	314	18,360

		59,909

Textiles, Apparel & Luxury Goods—0.1%
Coach, Inc.	361	13,198
Michael Kors Holdings, Ltd. (b)	279	13,054
NIKE, Inc. - Class B	289	15,216
Ralph Lauren Corp.	153	15,475
Under Armour, Inc. - Class C (b)	605	20,485
VF Corp.	281	15,750

		93,178

Tobacco—0.1%
Altria Group, Inc.	392	24,786
Philip Morris International, Inc.	261	25,374
Reynolds American, Inc.	530	24,990

		75,150

Trading Companies & Distributors—0.0%
Fastenal Co.	397	16,587
WW Grainger, Inc.	91	20,460

		37,047

Water Utilities—0.0%
American Water Works Co., Inc.	513	38,393

Total Common Stocks (Cost $9,045,507)		9,266,579

Short-Term Investments—40.8%

Mutual Funds—13.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.212% (c)	12,000,000	12,000,000
UBS Select Treasury Institutional Fund, Institutional Class, 0.190% (c)	8,500,000	8,500,000

		20,500,000

Repurchase Agreement—23.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $35,267,633 on 10/03/16, collateralized by $35,445,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $35,976,675.	35,267,545	35,267,545

U.S. Treasury—3.2%
U.S. Treasury Bills
0.266%, 10/06/16 (d) (e)	750,000	749,993
0.269%, 10/06/16 (d) (e)	4,000,000	3,999,853

		4,749,846

Total Short-Term Investments (Cost $60,517,370)		60,517,391

Total Investments—82.9% (Cost $121,378,336) (f)		122,959,249
Other assets and liabilities (net)—17.1%		25,275,262

Net Assets—100.0%		$148,234,511

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2016.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $4,749,846.
(f)	As of September 30, 2016, the aggregate cost of investments was $121,378,336. The aggregate unrealized appreciation and depreciation of investments were $1,797,466 and $(216,553), respectively, resulting in net unrealized appreciation of $1,580,913.
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound

MIST-276

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	12,050,000	State Street Bank and Trust	10/27/16	$13,487,047	$(63,769)
GBP	8,090,000	Brown Brothers Harriman & Co.	10/27/16	10,493,474	2,610

Net Unrealized Depreciation					$(61,159)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures	12/19/16	36	USD	1,524,650	$(17,600)
Amsterdam Index Futures	10/21/16	15	EUR	1,333,260	25,882
Australian 10 Year Treasury Bond Futures	12/15/16	173	AUD	23,427,340	211,597
Bloomberg Commodity Index Futures	12/21/16	397	USD	3,288,391	98,019
Brent Crude Oil Futures	10/31/16	18	USD	840,174	63,246
Canada Government Bond 10 Year Futures	12/19/16	197	CAD	28,882,920	45,977
Cattle Feeder Futures	01/26/17	9	USD	560,236	(34,523)
Cattle Feeder Futures	03/30/17	14	USD	879,693	(70,493)
Cocoa Futures	03/16/17	33	USD	947,330	(45,110)
Coffee “C” Futures	03/21/17	9	USD	516,633	6,155
Copper Futures	12/28/16	20	USD	1,079,280	25,970
Corn Futures	07/14/17	34	USD	581,530	30,895
Cotton No. 2 Futures	03/09/17	31	USD	1,094,054	(31,684)
DAX Index Futures	12/16/16	6	EUR	1,563,313	15,235
Euro-BTP Futures	12/08/16	111	EUR	16,004,163	(136,120)
Euro-Bobl Futures	12/08/16	87	EUR	11,465,458	29,625
Euro-Bund Futures	12/08/16	28	EUR	4,624,825	16,597
Euro-Buxl 30 Year Bond Futures	12/08/16	17	EUR	3,253,887	14,798
FTSE 100 Index Futures	12/16/16	10	GBP	665,321	26,479
Gasoline RBOB Futures	11/30/16	15	USD	853,332	50,466
Gold 100 oz. Futures	12/28/16	25	USD	3,324,540	(31,790)
Hang Seng Index Futures	10/28/16	10	HKD	11,702,500	(5,931)
IBEX 35 Index Futures	10/21/16	13	EUR	1,135,865	3,676
Interest Rate Swap 10 Year Futures	12/19/16	125	USD	12,707,079	70,265
Interest Rate Swap 5 Year Futures	12/19/16	216	USD	21,819,964	70,286
Japanese Government 10 Year Bond Futures	12/13/16	7	JPY	1,061,778,400	45,378
Japanese Government 10 Year Bond Mini Futures	12/12/16	254	JPY	3,851,770,300	169,200
Lean Hogs Futures	02/14/17	51	USD	1,211,738	(214,178)
Lean Hogs Futures	04/17/17	20	USD	536,855	(91,055)
Live Cattle Futures	02/28/17	86	USD	3,652,395	(191,755)
Low Sulphur Gas Oil Futures	12/12/16	13	USD	546,566	36,159
MSCI Emerging Markets Index Mini Futures	12/16/16	311	USD	14,417,080	(227,705)
Natural Gas Futures	12/28/16	20	USD	649,580	4,020
New York Harbor ULSD Futures	11/30/16	9	USD	559,136	26,122
Nickel Futures	12/19/16	15	USD	884,690	66,790
OMX Stockholm 30 Index Futures	10/21/16	80	SEK	11,307,568	23,364
Russell 2000 Index Mini Futures	12/16/16	92	USD	11,335,988	148,372
S&P 500 Index E-Mini Futures	12/16/16	76	USD	8,177,790	31,730
S&P TSX 60 Index Futures	12/15/16	10	CAD	1,685,903	18,673
SPI 200 Index Futures	12/15/16	11	AUD	1,441,047	37,007
Silver Futures	12/28/16	17	USD	1,679,993	(46,803)
Soybean Futures	01/13/17	15	USD	728,484	(9,046)
Soybean Meal Futures	01/13/17	22	USD	677,668	(17,228)
Soybean Oil Futures	01/13/17	64	USD	1,301,046	(8,118)
Sugar No. 11 Futures	02/28/17	36	USD	824,557	102,803
TOPIX Index Futures	12/08/16	20	JPY	268,020,000	(33,726)

MIST-277

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/20/16	76	USD	12,906,834	$(126,959)
U.S. Treasury Note 2 Year Futures	12/30/16	12	USD	2,619,231	2,394
United Kingdom Long Gilt Bond Futures	12/28/16	64	GBP	8,401,990	(85,533)
Zinc Futures	12/19/16	20	USD	1,160,266	29,359

Net Unrealized Appreciation					$121,182

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.250%	12/21/18	USD	53,226,000	$(16,266)
Pay	3M LIBOR	1.250%	12/21/18	USD	4,000,000	3,206

Net Unrealized Depreciation						$(13,060)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-278

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$24,174,496	$—	$24,174,496
Total Mutual Fund*	15,864,475	—	—	15,864,475
Total U.S. Treasury & Government Agencies*	—	13,136,308	—	13,136,308
Total Common Stocks*	9,266,579	—	—	9,266,579
Short-Term Investments
Mutual Funds	20,500,000	—	—	20,500,000
Repurchase Agreement	—	35,267,545	—	35,267,545
U.S. Treasury	—	4,749,846	—	4,749,846
Total Short-Term Investments	20,500,000	40,017,391	—	60,517,391
Total Investments	$45,631,054	$77,328,195	$—	$122,959,249

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,610	$—	$2,610
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(63,769)	—	(63,769)
Total Forward Contracts	$—	$(61,159)	$—	$(61,159)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,546,539	$—	$—	$1,546,539
Futures Contracts (Unrealized Depreciation)	(1,425,357)	—	—	(1,425,357)
Total Futures Contracts	$121,182	$—	$—	$121,182
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,206	$—	$3,206
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(16,266)	—	(16,266)
Total Centrally Cleared Swap Contracts	$—	$(13,060)	$—	$(13,060)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-279

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—112.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—5.2%
Fannie Mae 30 Yr. Pool 3.000%, TBA (a)	70,000,000	$72,587,585
3.500%, TBA (a)	47,000,000	49,592,341
Fannie Mae ARM Pool 1.689%, 07/01/44 (b)	16,616	16,925
1.689%, 09/01/44 (b)	33,913	34,578
2.808%, 11/01/34 (b)	734,374	775,718
Fannie Mae REMICS (CMO) 0.584%, 12/25/36 (b)	65,142	64,951
0.585%, 07/25/37 (b)	659,837	646,907
0.675%, 08/25/34 (b)	90,520	88,915
0.875%, 07/25/37 (b)	20,092	20,173
0.905%, 07/25/37 (b)	144,020	144,767
1.205%, 02/25/41 (b)	2,152,139	2,170,487
2.743%, 05/25/35 (b)	425,087	447,319
Fannie Mae Whole Loan (CMO) 0.875%, 05/25/42 (b)	61,824	61,884
Freddie Mac ARM Non-Gold Pool 2.574%, 01/01/34 (b)	88,062	93,544
Freddie Mac REMICS (CMO) 0.674%, 10/15/20 (b)	165,453	165,076
0.754%, 02/15/19 (b)	264,729	264,467
0.974%, 08/15/33 (b)	1,410,981	1,413,300
Freddie Mac Strips (CMO) 0.974%, 09/15/42 (b)	8,292,761	8,344,757
Freddie Mac Structured Pass-Through Securities (CMO) 0.785%, 08/25/31 (b)	48,256	47,300
1.689%, 10/25/44 (b)	2,830,230	2,888,618
1.689%, 02/25/45 (b)	858,763	880,713
Government National Mortgage Association (CMO) 1.362%, 08/20/66 (b)	299,703	300,260

		141,050,585

U.S. Treasury—106.9%
U.S. Treasury Bonds 2.250%, 08/15/46 (c)	1,990,000	1,953,931
2.500%, 02/15/45 (c) (d)	8,110,000	8,381,182
2.500%, 02/15/46 (c)	30,550,000	31,576,297
2.500%, 05/15/46 (c)	13,600,000	14,076,000
3.000%, 11/15/44 (c)	2,000,000	2,280,390
3.000%, 05/15/45 (c) (d)	18,900,000	21,548,948
3.000%, 11/15/45 (c) (d)	10,000	11,410
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (c) (d) (e)	5,935,073	5,950,866
0.750%, 02/15/42 (c) (e)	32,252,439	33,230,623
1.000%, 02/15/46 (c) (d) (e)	30,218,965	33,404,981
1.375%, 02/15/44 (c) (d) (e)	135,132,677	160,294,787
1.750%, 01/15/28 (c) (e)	116,981,004	136,924,277
2.000%, 01/15/26 (c) (e)	13,560,898	15,927,803
2.125%, 02/15/40 (c) (e)	40,307,976	53,625,369
2.125%, 02/15/41 (c) (d) (e)	9,506,170	12,764,799
2.375%, 01/15/25 (c) (e)	212,949,165	253,759,808
2.375%, 01/15/27 (c) (e)	81,867,240	100,400,018

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds 2.500%, 01/15/29 (c) (e)	132,023,506	167,598,692
3.625%, 04/15/28 (c) (e)	57,570,333	79,490,871
3.875%, 04/15/29 (c) (e)	90,355,687	130,194,956
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/18 (c) (d) (e) (f) (g)	42,301,852	42,762,604
0.125%, 04/15/19 (c) (e) (g)	125,922,242	128,065,942
0.125%, 04/15/20 (c) (e) (f) (g)	29,496,115	30,071,525
0.125%, 01/15/22 (c) (e)	61,388,927	62,655,627
0.125%, 07/15/22 (c) (e)	259,402,238	265,588,981
0.125%, 01/15/23 (c) (e)	269,694,562	273,948,184
0.125%, 07/15/24 (c) (e)	77,531,794	78,663,681
0.125%, 07/15/26 (c) (e)	8,262,920	8,353,242
0.250%, 01/15/25 (c) (d) (e)	43,877,218	44,690,350
0.375%, 07/15/23 (c) (e) (f)	152,332,295	157,862,262
0.375%, 07/15/25 (e)	5,530,824	5,711,903
0.625%, 07/15/21 (c) (e)	155,167,525	162,934,435
0.625%, 01/15/24 (c) (e)	84,268,558	88,407,661
0.625%, 01/15/26 (e)	4,274,143	4,495,159
1.250%, 07/15/20 (c) (e)	82,429,681	88,075,125
1.375%, 07/15/18 (d) (e) (f)	1,160,671	1,209,796
1.375%, 01/15/20 (c) (e)	29,772,483	31,613,404
1.625%, 01/15/18 (c) (e)	22,965,512	23,671,954
1.875%, 07/15/19 (c) (d) (e) (f) (g)	16,117,816	17,309,148
U.S. Treasury Notes 1.125%, 08/31/21 (c)	102,700,000	102,595,657
1.625%, 05/15/26 (c)	140,000	140,186
2.125%, 09/30/21 (c)	2,100,000	2,194,172
2.125%, 12/31/21 (c)	3,200,000	3,345,126
2.125%, 05/15/25 (c) (d)	26,700,000	27,914,022

		2,915,676,154

Total U.S. Treasury & Government Agencies (Cost $3,069,186,208)		3,056,726,739

Corporate Bonds & Notes—11.2%

Agriculture—0.0%
Japan Tobacco, Inc. 2.100%, 07/23/18 (144A)	100,000	101,182

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC 5.000%, 05/15/18	2,000,000	2,099,308
Volkswagen Group of America Finance LLC 1.281%, 05/22/18 (144A) (b)	1,200,000	1,192,974

		3,292,282

Banks—9.1%
Bank of America N.A. 1.750%, 06/05/18	15,300,000	15,388,465
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	5,000,000	5,456,250
Citigroup, Inc. 1.277%, 05/01/17 (b)	33,800,000	33,820,246

MIST-280

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Cooperatieve Rabobank UA 1.073%, 04/28/17 (b)	33,450,000	$33,457,928
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,742,448
Depfa ACS Bank 3.875%, 11/14/16 (EUR)	600,000	677,010
Goldman Sachs Group, Inc. (The) 2.050%, 09/15/20 (b)	10,000,000	10,056,580
3.500%, 01/23/25	800,000	827,347
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,415,153
JPMorgan Chase & Co. 1.265%, 04/25/18 (b)	28,120,000	28,122,221
2.322%, 03/01/21 (b)	2,100,000	2,152,061
7.900%, 04/30/18 (b)	900,000	924,750
Lloyds Bank plc 1.750%, 05/14/18	6,350,000	6,368,764
Mitsubishi UFJ Financial Group, Inc. 2.722%, 03/01/21 (b)	4,100,000	4,248,805
Nykredit Realkredit A/S 1.000%, 04/01/17 (DKK)	25,800,000	3,915,022
1.000%, 07/01/17 (DKK)	79,800,000	12,151,985
2.000%, 04/01/17 (DKK)	15,100,000	2,304,220
2.000%, 07/01/17 (DKK)	58,200,000	8,930,665
2.000%, 10/01/17 (DKK)	31,400,000	4,844,651
Realkredit Danmark A/S 1.000%, 01/01/17 (DKK)	64,300,000	9,731,323
1.000%, 04/01/17 (DKK)	119,400,000	18,129,168
2.000%, 01/01/17 (DKK)	26,700,000	4,049,873
2.000%, 04/01/17 (DKK)	209,600,000	31,980,421
Santander Holdings USA, Inc. 2.275%, 11/24/17 (b)	500,000	504,425

		248,199,781

Computers—0.1%
Hewlett Packard Enterprise Co. 2.450%, 10/05/17 (144A)	3,400,000	3,427,234

Diversified Financial Services—0.9%
AerCap Aviation Solutions B.V. 6.375%, 05/30/17	100,000	102,698
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.750%, 05/15/19	100,000	102,125
4.250%, 07/01/20	150,000	155,625
4.625%, 10/30/20	300,000	315,000
Ally Financial, Inc. 3.250%, 02/13/18	15,200,000	15,352,000
BRFkredit A/S 2.000%, 10/01/17 (DKK)	8,300,000	1,280,834
CIT Group, Inc. 4.250%, 08/15/17	100,000	101,875
5.000%, 05/15/17	100,000	101,875
5.250%, 03/15/18	100,000	104,250

Diversified Financial Services—(Continued)
International Lease Finance Corp. 5.875%, 04/01/19	200,000	214,250
6.250%, 05/15/19	700,000	758,625
8.250%, 12/15/20	600,000	712,500
Navient Corp. 4.625%, 09/25/17	100,000	101,500
Nordea Kredit Realkreditaktieselskab 1.000%, 10/01/17 (DKK)	10,500,000	1,597,420
2.000%, 10/01/17 (DKK)	8,400,000	1,294,537
OneMain Financial Holdings LLC 6.750%, 12/15/19 (144A)	100,000	105,125
Springleaf Finance Corp. 8.250%, 12/15/20	100,000	109,750
Synchrony Financial 2.192%, 11/09/17 (b)	800,000	805,734

		23,315,723

Healthcare-Services—0.1%
Aetna, Inc. 1.491%, 12/08/17 (b)	2,000,000	2,004,738
2.400%, 06/15/21	1,500,000	1,517,369

		3,522,107

Media—0.0%
DISH DBS Corp. 4.625%, 07/15/17	100,000	101,750

Oil & Gas—0.3%
Petrobras Global Finance B.V. 4.250%, 10/02/23 (EUR)	600,000	625,265
4.375%, 05/20/23	300,000	268,350
5.375%, 01/27/21	5,100,000	5,043,900
6.250%, 12/14/26 (GBP)	300,000	360,945
8.375%, 05/23/21	2,500,000	2,731,250

		9,029,710

Pharmaceuticals—0.2%
AbbVie, Inc. 1.800%, 05/14/18	2,900,000	2,911,847
3.200%, 11/06/22	800,000	832,872

		3,744,719

Pipelines—0.0%
Kinder Morgan, Inc. 7.250%, 06/01/18	300,000	323,930

Real Estate Investment Trusts—0.2%
Unibail-Rodamco SE 1.449%, 04/16/19 (b)	5,800,000	5,766,986

Transportation—0.2%
AP Moeller - Maersk A/S 2.550%, 09/22/19 (144A) (h)	100,000	100,634

MIST-281

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Hellenic Railways Organization S.A. 4.028%, 03/17/17 (EUR)	3,900,000	$4,282,489

		4,383,123

Total Corporate Bonds & Notes (Cost $304,177,185)		305,208,527

Foreign Government—8.9%

Sovereign—8.9%
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/17 (BRL)	245,400,000	73,069,007
Zero Coupon, 04/01/17 (BRL)	189,400,000	54,711,071
France Government Bond OAT 1.850%, 07/25/27 (EUR) (e)	4,591,454	6,786,003
2.250%, 07/25/20 (EUR) (e)	5,850,528	7,526,810
Hellenic Republic Government Bonds 3.000%, 02/24/23 (EUR) (i)	7,000	5,909
3.000%, 02/24/25 (EUR) (i)	7,000	5,622
3.000%, 02/24/26 (EUR) (i)	31,000	24,518
3.000%, 02/24/29 (EUR) (i)	173,000	126,677
3.000%, 02/24/30 (EUR) (g) (i)	149,000	107,205
3.000%, 02/24/31 (EUR) (i)	142,000	100,096
3.000%, 02/24/32 (EUR) (i)	143,000	99,356
3.000%, 02/24/33 (EUR) (i)	110,000	74,989
3.000%, 02/24/34 (EUR) (i)	76,000	51,185
3.000%, 02/24/35 (EUR) (i)	13,000	8,602
3.000%, 02/24/36 (EUR) (i)	180,000	119,481
3.000%, 02/24/37 (EUR) (i)	303,000	199,709
3.000%, 02/24/38 (EUR) (i)	303,000	197,691
3.000%, 02/24/40 (EUR) (i)	58,000	37,784
3.000%, 02/24/41 (EUR) (i)	33,000	21,536
3.000%, 02/24/42 (EUR) (i)	206,000	134,975
Hellenic Republic Government International Bonds 3.800%, 08/08/17 (JPY)	150,000,000	1,418,199
4.500%, 07/03/17 (JPY)	300,000,000	2,887,727
Italy Buoni Poliennali Del Tesoro 1.700%, 09/15/18 (EUR) (e)	3,736,297	4,399,470
2.350%, 09/15/24 (144A) (EUR) (e)	12,848,768	16,917,688
2.550%, 09/15/41 (EUR) (e)	97,673	147,903
3.100%, 09/15/26 (EUR) (e)	635,574	904,217
Japanese Government CPI Linked Bonds 0.100%, 03/10/24 (JPY) (e)	572,320,000	5,886,591
0.100%, 09/10/24 (JPY) (e)	278,600,000	2,886,143
0.100%, 03/10/25 (JPY) (e)	488,530,000	5,068,128
0.100%, 03/10/26 (JPY) (e)	1,603,189,700	16,679,307
Mexican Bonos 4.750%, 06/14/18 (MXN)	65,252,000	3,335,039
Mexican Udibonos 4.000%, 11/08/46 (MXN) (e)	118,652,592	7,016,871
New Zealand Government Bonds 2.500%, 09/20/35 (NZD) (e)	1,509,300	1,242,415
3.000%, 09/20/30 (NZD) (e)	11,600,000	10,136,451

Sovereign—(Continued)
United Kingdom Gilt Inflation Linked 0.125%, 03/22/24 (GBP) (c) (e)	54,326	83,536
0.125%, 03/22/26 (GBP) (e)	9,077,466	14,413,870
0.125%, 03/22/44 (GBP) (e)	2,400,712	5,148,775
0.125%, 03/22/46 (GBP)	516	1,144
0.125%, 03/22/58 (GBP) (c) (e)	391,142	1,077,166

Total Foreign Government (Cost $231,962,897)		243,058,866

Asset-Backed Securities—3.7%

Asset-Backed - Home Equity—0.8%
Asset Backed Securities Corp. 0.690%, 03/25/36 (b)	1,730,831	1,674,864
Asset-Backed Funding Certificates Trust 1.225%, 06/25/34 (b)	498,501	469,997
Bear Stearns Asset-Backed Securities I Trust 1.525%, 10/25/37 (b)	2,030,735	1,891,573
Bear Stearns Asset-Backed Securities Trust 1.185%, 10/25/32 (b)	12,342	12,088
First NLC Trust 0.595%, 08/25/37 (144A) (b)	1,272,499	716,379
0.915%, 02/25/36 (b)	1,200,000	1,064,704
HSI Asset Securitization Corp. Trust 0.575%, 10/25/36 (b)	6,703	3,569
Merrill Lynch Mortgage Investors Trust 0.915%, 08/25/36 (b)	13,185,000	11,730,037
Nomura Home Equity Loan, Inc 0.815%, 03/25/36 (b)	3,000,000	2,481,799
NovaStar Mortgage Funding Trust 0.995%, 01/25/36 (b)	2,000,000	1,817,552
Soundview Home Loan Trust 0.585%, 11/25/36 (144A) (b)	54,606	22,647

		21,885,209

Asset-Backed - Other—2.5%
Amortizing Residential Collateral Trust 1.650%, 08/25/32 (b)	1,230,425	1,138,038
Aquilae CLO II plc 0.050%, 01/17/23 (144A) (EUR) (b) (h)	158,585	177,938
Atlas Senior Loan Fund II, Ltd. 2.055%, 01/30/24 (144A) (b)	2,200,000	2,198,350
Babson CLO, Ltd. 2.057%, 05/15/23 (144A) (b)	970,933	969,990
Bayview Opportunity Master Fund Trust 4.350%, 01/28/31 (144A) (b)	479,465	478,361
Carlyle Global Market Strategies CLO, Ltd. 2.086%, 01/20/25 (144A) (b)	1,600,000	1,597,858
Cavalry CLO II 2.029%, 01/17/24 (144A) (b)	800,000	799,148
CIFC Funding, Ltd. 1.920%, 08/14/24 (144A) (b)	13,600,000	13,541,887

MIST-282

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cordatus CLO I plc 0.815%, 01/30/24 (GBP) (b)	681,843	$873,710
Cordatus CLO II plc 0.042%, 07/25/24 (EUR) (b)	1,489,472	1,659,335
0.844%, 07/25/24 (GBP) (b)	327,457	415,931
Countrywide Asset-Backed Certificates 0.705%, 07/25/36 (b)	80,293	80,227
0.725%, 04/25/36 (b)	156,988	155,488
Credit-Based Asset Servicing and Securitization LLC 0.644%, 07/25/37 (144A) (b)	132,276	81,221
CSAB Mortgage-Backed Trust 5.720%, 09/25/36	724,993	475,483
CWABS Asset-Backed Certificates Trust 1.529%, 01/25/35 (b)	1,690,935	1,691,967
Eaton Vance CDO X plc Zero Coupon, Zero Coupon, 02/22/27 (EUR) (b)	296,850	332,162
0.688%, 02/22/27 (GBP) (b) (j)	1,071,631	1,375,480
1.111%, 02/22/27 (b) (j)	2,268,062	2,230,351
Elm CLO, Ltd. 2.079%, 01/17/23 (144A) (b)	236,356	236,357
Equity One Mortgage Pass-Through Trust 1.125%, 04/25/34 (b)	109,302	93,518
Finn Square CLO, Ltd. 2.052%, 12/24/23 (144A) (b) (h)	1,500,000	1,494,000
GSAMP Trust 1.260%, 09/25/35 (b)	399,484	357,996
Hillmark Funding, Ltd. 1.061%, 05/21/21 (144A) (b)	4,714,891	4,692,236
HSI Asset Securitization Corp. Trust 0.685%, 05/25/37 (b)	603,733	558,883
JPMorgan Mortgage Acquisition Trust 0.645%, 01/25/37 (b)	3,810,010	3,748,572
Long Beach Mortgage Loan Trust 1.260%, 08/25/35 (b)	823,014	717,149
Morgan Stanley IXIS Real Estate Capital Trust 0.575%, 11/25/36 (b)	738	341
Nautique Funding, Ltd. 0.930%, 04/15/20 (144A) (b)	43,041	43,032
OneMain Financial Issuance Trust 2.470%, 09/18/24 (144A)	12,242,991	12,270,210
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.015%, 09/25/35 (b)	200,000	170,775
1.575%, 10/25/34 (b)	4,000,000	3,520,606
Penta CLO S.A. 0.067%, 06/04/24 (EUR) (b)	882,319	987,991
RAAC Trust 0.865%, 08/25/36 (b)	764,000	720,006
Small Business Administration Participation Certificates 5.510%, 11/01/27	2,322,183	2,590,240
Structured Asset Securities Corp. Mortgage Loan Trust 0.665%, 05/25/47 (b)	1,589,926	1,558,916
2.023%, 04/25/35 (b)	323,895	305,113

Asset-Backed - Other—(Continued)
Symphony CLO, Ltd. 1.057%, 05/15/19 (144A) (b)	617,076	616,028
Vericrest Opportunity Loan Trust LLC 3.375%, 11/25/54 (144A)	272,653	272,474
3.375%, 02/25/55 (144A)	276,645	276,643
3.875%, 04/25/55 (144A)	90,677	90,921
4.250%, 02/26/46 (144A)	1,005,044	1,014,157
4.250%, 03/26/46 (144A)	175,892	178,001

		66,787,090

Asset-Backed - Student Loan—0.4%
College Loan Corp. Trust 0.965%, 01/25/24 (b)	900,000	881,927
SLM Student Loan Trust 2.215%, 04/25/23 (b)	10,219,998	10,242,548

		11,124,475

Total Asset-Backed Securities (Cost $98,020,007)		99,796,774

Mortgage-Backed Securities—3.0%

Collateralized Mortgage Obligations—2.2%
Banc of America Alternative Loan Trust 6.000%, 01/25/35	2,814,715	2,785,333
Banc of America Funding Trust 0.752%, 07/20/36 (b)	138,497	130,026
2.925%, 02/20/36 (b)	986,267	966,300
Banc of America Mortgage Trust 2.858%, 11/25/34 (b)	75,098	71,974
3.226%, 09/25/35 (b)	146,621	134,266
3.255%, 06/25/35 (b)	242,595	233,195
6.500%, 09/25/33	36,859	38,594
BCAP LLC Trust 5.136%, 03/26/37 (144A) (b)	1,759,140	1,672,385
Bear Stearns Adjustable Rate Mortgage Trust 2.580%, 08/25/35 (b)	109,902	110,399
2.920%, 03/25/35 (b)	470,357	472,135
2.988%, 03/25/35 (b)	413,249	402,873
3.128%, 03/25/35 (b)	4,183	4,215
3.174%, 01/25/35 (b)	1,716,844	1,730,678
Bear Stearns ALT-A Trust 0.685%, 02/25/34 (b)	201,993	177,188
3.142%, 09/25/35 (b)	1,440,251	1,236,243
Chase Mortgage Finance Trust 3.064%, 02/25/37 (b)	99,324	98,170
Citigroup Mortgage Loan Trust 2.142%, 08/25/35 (b)	57,228	53,093
2.430%, 09/25/35 (b)	151,874	155,559
2.760%, 09/25/35 (b)	144,715	144,489
2.930%, 10/25/35 (b)	2,573,978	2,536,963
3.040%, 05/25/35 (b)	38,583	37,865
Countrywide Alternative Loan Trust 0.705%, 05/25/47 (b)	323,222	275,460

MIST-283

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust 0.712%, 02/20/47 (b)	1,030,480	$690,067
0.805%, 12/25/35 (b)	33,702	29,437
5.500%, 06/25/35	676,957	651,339
Countrywide Home Loan Mortgage Pass-Through Trust 0.815%, 04/25/35 (b)	789,913	677,737
2.775%, 11/20/34 (b)	340,285	320,042
3.117%, 11/19/33 (b)	24,983	24,482
3.175%, 08/25/34 (b)	156,770	133,565
Countrywide Home Reperforming Loan REMIC Trust 0.865%, 06/25/35 (144A) (b)	107,166	94,788
Deutsche ALT-B Securities Mortgage Loan Trust 0.625%, 10/25/36 (b)	30,849	19,360
5.869%, 10/25/36	544,063	459,074
5.886%, 10/25/36	544,063	459,043
Eurosail-UK plc 0.679%, 06/13/45 (GBP) (b)	49,675	64,168
1.329%, 06/13/45 (GBP) (b)	2,920,568	3,526,276
First Horizon Alternative Mortgage Securities Trust 2.697%, 06/25/34 (b)	244,077	237,894
GreenPoint Mortgage Funding Trust 0.795%, 11/25/45 (b)	180,994	155,313
GreenPoint MTA Trust 0.965%, 06/25/45 (b)	366,640	320,220
GSR Mortgage Loan Trust 2.917%, 09/25/35 (b)	350,084	355,773
3.036%, 12/25/34 (b)	1,599,540	1,599,538
3.098%, 05/25/35 (b)	521,667	487,081
3.136%, 11/25/35 (b)	714,404	646,151
3.152%, 01/25/35 (b)	227,561	216,425
HarborView Mortgage Loan Trust 0.751%, 05/19/35 (b)	95,787	79,436
0.811%, 02/19/36 (b)	193,065	140,402
IndyMac INDA Mortgage Loan Trust 3.283%, 11/25/35 (b)	573,272	523,885
JPMorgan Mortgage Trust 2.531%, 07/27/37 (144A) (b)	978,660	908,644
2.896%, 06/25/35 (b)	792,303	782,471
3.089%, 02/25/35 (b)	355,856	336,849
3.119%, 07/25/35 (b)	245,821	244,982
3.165%, 08/25/35 (b)	477,723	453,557
3.215%, 09/25/35 (b)	139,995	126,133
3.219%, 07/25/35 (b)	262,729	260,786
3.236%, 08/25/35 (b)	366,049	359,449
Lehman XS Trust 0.795%, 12/25/35 (b)	191,693	170,719
Marche Mutui S.r.l. 0.108%, 02/25/55 (EUR) (b)	306,653	343,851
1.953%, 01/27/64 (EUR) (b)	1,052,673	1,193,428
Master Adjustable Rate Mortgages Trust 2.574%, 12/25/33 (b)	162,641	156,569
3.044%, 11/21/34 (b)	239,060	243,739

Collateralized Mortgage Obligations—(Continued)
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.964%, 12/15/30 (b)	38,168	36,299
1.224%, 11/15/31 (b)	266,298	247,482
Merrill Lynch Mortgage Investors Trust 0.775%, 11/25/35 (b)	112,779	105,467
1.523%, 10/25/35 (b)	173,140	163,625
2.228%, 10/25/35 (b)	848,669	818,505
2.774%, 12/25/35 (b)	218,726	199,969
National Credit Union Administration Guaranteed Notes 0.969%, 10/07/20 (b)	2,279,668	2,284,105
1.079%, 12/08/20 (b)	4,075,459	4,083,957
RBSSP Resecuritization Trust 2.599%, 07/26/45 (144A) (b)	5,540,542	5,526,829
Residential Accredit Loans, Inc. 0.825%, 08/25/35 (b)	153,801	120,657
1.867%, 09/25/45 (b)	160,949	130,753
Sequoia Mortgage Trust 0.732%, 07/20/36 (b)	1,255,497	1,142,254
1.231%, 10/19/26 (b)	64,232	62,489
Structured Adjustable Rate Mortgage Loan Trust 1.889%, 01/25/35 (b)	139,434	108,204
3.052%, 02/25/34 (b)	168,542	169,030
3.087%, 12/25/34 (b)	373,164	362,917
Structured Asset Mortgage Investments II Trust 0.715%, 06/25/36 (b)	99,019	82,326
0.735%, 05/25/36 (b)	45,053	34,697
0.781%, 07/19/35 (b)	230,909	205,992
1.191%, 10/19/34 (b)	102,030	97,291
Swan Trust 2.920%, 04/25/41 (AUD) (b)	169,424	130,095
TBW Mortgage-Backed Trust 6.015%, 07/25/37	292,286	220,492
Thornburg Mortgage Securities Trust 2.526%, 04/25/45 (b)	569,768	570,722
5.802%, 09/25/37 (b)	588,135	597,920
Thrones plc 2.023%, 07/20/44 (GBP) (b)	55,780	72,584
WaMu Mortgage Pass-Through Certificates Trust 0.785%, 11/25/45 (b)	173,247	161,545
0.815%, 10/25/45 (b)	1,005,098	949,968
1.277%, 05/25/47 (b)	456,757	380,489
1.299%, 12/25/46 (b)	103,370	87,004
1.507%, 02/25/46 (b)	185,036	169,378
1.507%, 08/25/46 (b)	7,247,112	6,187,609
1.707%, 11/25/42 (b)	21,287	19,653
2.193%, 07/25/46 (b)	686,357	613,261
2.193%, 11/25/46 (b)	234,178	208,293
2.712%, 12/25/35 (b)	204,686	186,263
3.008%, 08/25/35 (b)	111,173	103,464

MIST-284

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal/ Notional Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Wells Fargo Mortgage-Backed Securities Trust 2.816%, 11/25/34 (b)	170,060	$169,472
2.860%, 03/25/36 (b)	122,892	116,164
3.001%, 04/25/36 (b)	698,542	681,568
3.015%, 09/25/34 (b)	301,889	306,926
3.070%, 10/25/35 (b)	13,973	14,083
3.198%, 04/25/36 (b)	282,378	257,652

		59,147,529

Commercial Mortgage-Backed Securities—0.8%
Banc of America Commercial Mortgage Trust 5.723%, 06/10/49 (b)	638,626	646,364
5.938%, 02/10/51 (b)	723,705	738,329
Banc of America Re-REMIC Trust 5.679%, 02/17/51 (144A) (b)	701,505	707,793
5.723%, 06/24/50 (144A) (b)	518,575	523,626
Credit Suisse Commercial Mortgage Trust 5.342%, 12/16/43 (144A) (b)	1,700,000	1,698,443
5.383%, 02/15/40 (144A)	371,453	371,560
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	25,000	27,278
JPMorgan Chase Commercial Mortgage Securities Trust 5.794%, 02/12/51 (b)	1,325,466	1,359,949
ML-CFC Commercial Mortgage Trust 5.700%, 09/12/49	4,718,986	4,863,323
Morgan Stanley Capital Trust 5.809%, 12/12/49	3,091,563	3,178,924
RBSCF Trust 6.296%, 12/16/49 (144A) (b)	1,401,177	1,423,506
Vornado DP LLC Trust 4.004%, 09/13/28 (144A)	7,000,000	7,537,023

		23,076,118

Total Mortgage-Backed Securities (Cost $77,914,611)		82,223,647

Purchased Options—0.3%

Interest Rate Swaptions—0.3%
Call - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.150%, Expires 06/15/18 (Counterparty - Deutsche Bank AG) (j)	16,400,000	2,056,583
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.200%, Expires 02/13/17 (Counterparty - Citibank N.A.) (j)	516,200,000	199,253
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.250%, Expires 01/09/17 (Counterparty - Goldman Sachs Bank USA) (j)	488,700,000	78,192

Interest Rate Swaptions—(Continued)
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.250%, Expires 02/06/17 (Counterparty - Morgan Stanley Capital Services LLC) (j)	518,200,000	137,323
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.250%, Expires 02/21/17 (Counterparty - Morgan Stanley Capital Services LLC) (j)	401,000,000	129,122
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.250%, Expires 12/27/16 (Counterparty - Citibank N.A.) (j)	257,700,000	30,048
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.250%, Expires 12/27/16 (Counterparty - Goldman Sachs Bank USA) (j)	493,300,000	57,519
Put - OTC - 10-Year Interest Rate Swap, Exercise Rate 2.720%, Expires 07/16/18 (Counterparty - Morgan Stanley Capital Services LLC) (j)	51,400,000	461,212
Put - OTC - 10-Year Interest Rate Swap, Exercise Rate 2.765%, Expires 07/16/18 (Counterparty - Morgan Stanley Capital Services LLC) (j)	67,700,000	566,717
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.150%, Expires 06/15/18 (Counterparty - Deutsche Bank AG) (j)	16,400,000	961,850
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.590%, Expires 12/10/18 (Counterparty - Morgan Stanley Capital Services LLC) (j)	4,700,000	185,886
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.600%, Expires 03/29/19 (Counterparty - Morgan Stanley Capital Services LLC) (j)	17,100,000	760,950
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.605%, Expires 10/17/18 (Counterparty - Morgan Stanley Capital Services LLC) (j)	15,500,000	558,159
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.608%, Expires 11/15/18 (Counterparty - Morgan Stanley Capital Services LLC) (j)	4,700,000	175,754
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.860%, Expires 10/23/18 (Counterparty - Deutsche Bank AG) (j)	22,600,000	562,387
Put - OTC - 5-Year Interest Rate Swap, Exercise Rate 3.400%, Expires 12/05/16 (Counterparty - Credit Suisse International) (j)	54,900,000	55

		6,921,010

MIST-285

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Purchased Options—(Continued)

Security Description	Shares/ Contracts/ Principal Amount*	Value

Options on Exchange-Traded Futures Contracts—0.0%
Call - U.S. Treasury Note 2-Year Futures @111.00, Expires 12/23/2016	1,118	$1,118

Total Purchased Options (Cost $12,220,053)		6,922,128

Convertible Preferred Stock—0.0%

Banks—0.0%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,177,740

Municipals—0.0%
Tobacco Settlement Financing Authority, Revenue Bonds 7.467%, 06/01/47 (Cost $694,019)	725,000	695,275

Floating Rate Loans (k)—0.0%

Lodging—0.0%
Las Vegas Sands LLC Term Loan B, 3.250%, 12/19/20	99,744	100,411

Pharmaceuticals—0.0%
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.500%, 04/01/22	95,275	95,680

Total Floating Rate Loans (Cost $189,940)		196,091

Short-Term Investments—7.6%

Certificate of Deposit—2.6%
Barclays Bank plc 1.641%, 09/08/17	7,500,000	7,500,000
Credit Suisse (NY) 1.645%, 09/12/17	14,800,000	14,800,000
Mitsubishi UFJ Trust & Banking Corp. 1.577%, 09/19/17	5,700,000	5,700,000
Natixis (NY) 1.553%, 09/25/17	19,800,000	19,800,000
Sumitomo Mitsui Banking Corp. 1.550%, 09/15/17	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank, Ltd. 1.584%, 09/18/17	12,900,000	12,900,000

		70,700,000

Discount Note—0.0%
Federal Home Loan Bank 0.220%, 11/18/16 (l)	500,000	499,853

Foreign Government—4.5%
Japan Treasury Bills
0.000%, 10/11/16 (JPY) (l)	2,670,000,000	26,329,852
0.000%, 10/31/16 (JPY) (l)	4,600,000,000	45,370,502
0.000%, 11/14/16 (JPY) (l)	2,390,000,000	23,575,056
0.000%, 12/19/16 (JPY) (l)	2,750,000,000	27,133,162

		122,408,572

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $4,900,124 on 10/03/16, collateralized by $4,665,000 U.S. Treasury Note at 2.625% due 11/15/20 with a value of $5,003,213.	4,900,112	4,900,112

U.S. Treasury—0.3%
U.S. Treasury Bills 0.173%, 10/06/16 (d) (l)	2,220,000	2,219,937
0.275%, 11/03/16 (d) (l)	1,529,000	1,528,608
0.276%, 10/13/16 (d) (l)	680,000	679,933
0.297%, 11/10/16 (d) (l)	2,072,000	2,071,309
0.501%, 03/09/17 (d) (l)	2,252,000	2,247,067

		8,746,854

Total Short-Term Investments (Cost $204,367,870)		207,255,391

Total Investments—146.8% (Cost $3,999,632,790) (m)		4,003,261,178
Other assets and liabilities (net)—(46.8)%		(1,276,474,131)

Net Assets—100.0%		$2,726,787,047

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(d)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2016, the market value of securities pledged was $46,498,465.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2016, the market value of securities pledged was $18,300,811.

MIST-286

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $3,573,142.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $1,772,572, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Illiquid security. As of September 30, 2016, these securities represent 0.4% of net assets.
(k)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(l)	The rate shown represents current yield to maturity.
(m)	As of September 30, 2016, the aggregate cost of investments was $3,999,632,790. The aggregate unrealized appreciation and depreciation of investments were $17,668,725 and $(14,040,337), respectively, resulting in net unrealized appreciation of $3,628,388.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $92,975,953, which is 3.4% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IRS)—	Interest Rate Swap
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
AP Moeller - Maersk A/S, 2.550%, 09/22/19	09/21/16	$100,000	$100,880	$100,634
Aquilae CLO II plc, 0.050%, 01/17/23	09/28/10	158,585	189,536	177,938
Finn Square CLO, Ltd., 2.052%, 12/24/23	09/01/16	1,500,000	1,500,000	1,494,000

				$1,772,572

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	100,000	BNP Paribas S.A.	10/04/16	$30,389	$360
BRL	16,200,000	BNP Paribas S.A.	10/04/16	4,990,450	(9,130)
BRL	19,100,000	BNP Paribas S.A.	10/04/16	5,720,276	152,762
BRL	27,400,000	BNP Paribas S.A.	10/04/16	8,282,950	142,245
BRL	7,278,170	Barclays Bank plc	10/04/16	2,225,740	12,216
BRL	4,634,567	Citibank N.A.	10/04/16	1,423,174	1,904
BRL	43,225,433	Citibank N.A.	10/04/16	13,315,702	(24,362)
BRL	4,126,242	Credit Suisse International	10/04/16	1,271,099	(2,326)
BRL	37,590,000	Deutsche Bank AG	10/04/16	11,592,610	(34,103)
BRL	49,300,000	Deutsche Bank AG	10/04/16	14,978,984	180,219
BRL	53,078,170	Goldman Sachs Bank USA	10/04/16	16,350,863	(29,915)
BRL	43,800,000	JPMorgan Chase Bank N.A.	10/04/16	13,232,628	235,385
BRL	44,040,000	JPMorgan Chase Bank N.A.	10/04/16	13,467,890	73,921
BRL	44,530,000	JPMorgan Chase Bank N.A.	10/04/16	13,514,416	178,065
CNY	92,418,346	Deutsche Bank AG	10/24/16	13,778,359	68,043
CNY	92,267,348	Societe Generale Paris	01/06/17	13,683,427	103,926
COP	4,008,026,000	Citibank N.A.	01/24/17	1,323,655	41,128

MIST-287

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
DKK	219,225,100	BNP Paribas S.A.	10/03/16	$32,976,445	$99,657
DKK	139,962,000	Barclays Bank plc	10/03/16	21,074,171	42,925
DKK	59,667,000	Goldman Sachs Bank USA	10/03/16	8,988,701	13,698
DKK	7,100,000	Goldman Sachs Bank USA	01/03/17	1,070,750	5,267
EUR	72,095,195	Goldman Sachs Bank USA	10/04/16	80,818,714	169,379
EUR	1,082,000	JPMorgan Chase Bank N.A.	10/04/16	1,212,609	2,855
EUR	1,958,000	JPMorgan Chase Bank N.A.	10/04/16	2,199,854	(336)
GBP	32,435,000	BNP Paribas S.A.	10/04/16	42,197,935	(157,329)
GBP	787,000	JPMorgan Chase Bank N.A.	10/04/16	1,038,968	(18,898)
INR	919,967,147	UBS AG Stamford	11/10/16	13,588,378	140,377
JPY	3,531,482,426	Citibank N.A.	10/04/16	34,810,078	15,447
JPY	1,325,700,000	Goldman Sachs Bank USA	10/04/16	13,077,344	(4,024)
JPY	1,177,000,000	UBS AG Stamford	10/04/16	11,570,331	36,592
KRW	110,528,450	Societe Generale Paris	11/10/16	99,343	990
MXN	133,944,000	Citibank N.A.	10/20/16	6,803,630	91,499
MXN	143,936,991	Citibank N.A.	10/20/16	7,927,879	(518,334)
MYR	506,797	Societe Generale Paris	11/15/16	124,566	(2,293)

Contracts to Deliver
AUD	14,356,000	JPMorgan Chase Bank N.A.	10/04/16	$10,831,845	$(155,518)
AUD	3,893,000	JPMorgan Chase Bank N.A.	10/04/16	2,932,741	(46,766)
AUD	18,249,000	UBS AG Stamford	11/02/16	13,848,016	(110,360)
BRL	47,900,000	BNP Paribas S.A.	10/04/16	12,947,696	(1,781,022)
BRL	14,900,000	BNP Paribas S.A.	10/04/16	3,590,188	(991,396)
BRL	7,278,170	Barclays Bank plc	10/04/16	2,242,058	4,102
BRL	35,160,000	Citibank N.A.	10/04/16	8,502,612	(2,308,698)
BRL	12,700,000	Citibank N.A.	10/04/16	3,076,998	(828,111)
BRL	4,126,242	Credit Suisse International	10/04/16	1,264,361	(4,413)
BRL	86,890,000	Deutsche Bank AG	10/04/16	26,766,681	48,971
BRL	45,800,000	Goldman Sachs Bank USA	10/04/16	11,421,446	(2,661,545)
BRL	7,278,170	Goldman Sachs Bank USA	10/04/16	2,225,740	(12,216)
BRL	72,500,000	JPMorgan Chase Bank N.A.	10/04/16	17,119,244	(5,173,700)
BRL	22,970,000	JPMorgan Chase Bank N.A.	10/04/16	7,075,966	12,946
BRL	22,000,000	JPMorgan Chase Bank N.A.	10/04/16	5,558,363	(1,206,393)
BRL	14,900,000	JPMorgan Chase Bank N.A.	10/04/16	3,599,034	(982,551)
BRL	32,800,000	BNP Paribas S.A.	01/04/17	7,553,079	(2,262,872)
BRL	32,800,000	Deutsche Bank AG	01/04/17	7,536,261	(2,279,690)
BRL	7,400,000	Deutsche Bank AG	01/04/17	1,754,484	(460,090)
BRL	87,900,000	Goldman Sachs Bank USA	01/04/17	20,564,290	(5,741,262)
BRL	84,500,000	JPMorgan Chase Bank N.A.	01/04/17	19,877,676	(5,410,368)
BRL	29,000,000	BNP Paribas S.A.	04/04/17	8,319,706	(143,123)
BRL	20,200,000	BNP Paribas S.A.	04/04/17	5,743,042	(151,757)
BRL	46,900,000	JPMorgan Chase Bank N.A.	04/04/17	13,604,061	(82,377)
BRL	46,700,000	JPMorgan Chase Bank N.A.	04/04/17	13,442,717	(185,356)
BRL	46,600,000	JPMorgan Chase Bank N.A.	04/04/17	13,356,837	(242,054)
CNY	34,924,486	Deutsche Bank AG	10/24/16	5,243,917	11,422
CNY	91,865,824	Goldman Sachs Bank USA	10/24/16	13,739,000	(24,622)
CNY	57,493,860	JPMorgan Chase Bank N.A.	10/24/16	8,795,817	181,909
CNY	183,326,253	UBS AG Stamford	10/24/16	27,405,076	(61,431)
CNY	47,304,948	Deutsche Bank AG	01/06/17	6,834,000	(234,698)
CNY	44,962,400	JPMorgan Chase Bank N.A.	01/06/17	6,587,125	(131,530)
DKK	36,010,000	Goldman Sachs Bank USA	10/03/16	5,409,470	(23,623)
DKK	72,440,000	JPMorgan Chase Bank N.A.	10/03/16	10,820,092	(109,463)
DKK	56,305,000	JPMorgan Chase Bank N.A.	10/03/16	8,364,437	(130,712)
DKK	54,365,000	JPMorgan Chase Bank N.A.	10/03/16	8,205,633	3,186
DKK	52,475,000	JPMorgan Chase Bank N.A.	10/03/16	7,855,490	(61,799)

MIST-288

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
DKK	34,030,000	JPMorgan Chase Bank N.A.	10/03/16	$5,068,108	$(66,248)
DKK	20,155,000	JPMorgan Chase Bank N.A.	10/03/16	3,017,787	(23,146)
DKK	18,530,000	JPMorgan Chase Bank N.A.	10/03/16	2,763,429	(32,328)
DKK	18,435,000	JPMorgan Chase Bank N.A.	10/03/16	2,755,056	(26,368)
DKK	13,195,000	JPMorgan Chase Bank N.A.	10/03/16	1,970,706	(20,120)
DKK	8,795,000	JPMorgan Chase Bank N.A.	10/03/16	1,311,423	(15,544)
DKK	8,410,000	JPMorgan Chase Bank N.A.	10/03/16	1,267,513	(1,366)
DKK	4,390,000	JPMorgan Chase Bank N.A.	10/03/16	665,945	3,594
DKK	4,380,000	JPMorgan Chase Bank N.A.	10/03/16	661,084	241
DKK	21,311,000	BNP Paribas S.A.	01/03/17	3,262,179	32,461
DKK	53,940,000	UBS AG Stamford	01/03/17	8,245,668	70,971
DKK	16,585,000	UBS AG Stamford	01/03/17	2,522,042	8,558
DKK	219,225,100	BNP Paribas S.A.	04/03/17	33,253,173	(117,109)
DKK	68,347,000	BNP Paribas S.A.	04/03/17	10,387,777	(15,953)
DKK	53,325,000	BNP Paribas S.A.	04/03/17	8,146,062	28,970
DKK	23,503,900	Deutsche Bank AG	04/03/17	3,559,265	(18,481)
DKK	11,445,000	UBS AG Stamford	04/03/17	1,738,997	(3,152)
DKK	139,962,000	Barclays Bank plc	07/03/17	21,350,642	(50,923)
DKK	59,667,000	Goldman Sachs Bank USA	10/02/17	9,145,769	(20,625)
DKK	8,665,000	JPMorgan Chase Bank N.A.	10/02/17	1,328,051	(3,117)
EUR	73,317,195	Citibank N.A.	10/04/16	82,014,668	(346,158)
EUR	545,000	Citibank N.A.	10/04/16	611,679	(546)
EUR	1,273,000	UBS AG Stamford	10/04/16	1,432,609	2,585
EUR	72,095,195	Goldman Sachs Bank USA	11/02/16	80,917,304	(180,005)
GBP	1,279,000	Goldman Sachs Bank USA	10/04/16	1,712,153	54,378
GBP	31,437,000	JPMorgan Chase Bank N.A.	10/04/16	41,199,289	452,240
GBP	506,000	Westpac Banking Corp.	10/04/16	654,438	(1,414)
GBP	32,435,000	BNP Paribas S.A.	11/02/16	42,219,342	153,762
JPY	4,639,982,426	UBS AG Stamford	10/04/16	45,392,519	(364,420)
JPY	1,394,200,000	UBS AG Stamford	10/04/16	13,842,005	93,176
JPY	2,670,000,000	Societe Generale Paris	10/11/16	25,305,222	(1,032,126)
JPY	1,870,000,000	BNP Paribas S.A.	10/31/16	17,863,113	(598,298)
JPY	1,780,000,000	Citibank N.A.	10/31/16	16,995,598	(577,295)
JPY	710,000,000	Citibank N.A.	10/31/16	6,782,284	(227,129)
JPY	240,000,000	Citibank N.A.	10/31/16	2,296,097	(73,282)
JPY	3,531,482,426	Citibank N.A.	11/02/16	34,851,302	(15,860)
JPY	2,390,000,000	Barclays Bank plc	11/14/16	23,656,340	48,178
JPY	2,750,000,000	UBS AG Stamford	12/19/16	27,006,722	(202,871)
NZD	13,264,000	JPMorgan Chase Bank N.A.	10/04/16	9,698,001	39,817
TWD	368,005,645	UBS AG Stamford	11/10/16	11,554,337	(197,636)

Net Unrealized Depreciation					$(35,971,759)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	12/08/16	57	EUR	9,346,668	$110,348
Put Options on 90 Day Sterling Futures, Strike GBP 98.500	12/21/16	2,817	GBP	218,574	(283,305)
Put Options on 90 Day Sterling Futures, Strike GBP 98.500	06/21/17	808	GBP	34,631	(44,887)
U.S. Treasury Note 10 Year Futures	12/20/16	1,303	USD	170,521,963	333,912

Futures Contracts—Short
90 Day Eurodollar Futures	12/19/16	(458)	USD	(113,409,671)	(36,929)
Euro-BTP Futures	12/08/16	(107)	EUR	(15,323,368)	14,309

MIST-289

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro-Bobl Futures	12/08/16	(85)	EUR	(11,195,689)	$(35,903)
Euro-OAT Futures	12/08/16	(254)	EUR	(40,352,500)	(357,203)
Japanese Government 10 Year Bond Futures	12/13/16	(20)	JPY	(3,035,672,900)	(109,729)
Put Options on 90 Day Sterling Futures, Strike GBP 98.000	12/21/16	(2,817)	GBP	(42,070)	54,529
Put Options on 90 Day Sterling Futures, Strike GBP 98.000	06/21/17	(808)	GBP	(9,494)	12,306
U.S. Treasury Long Bond Futures	12/20/16	(497)	USD	(84,885,458)	1,311,802
United Kingdom Long Gilt Bond Futures	12/28/16	(96)	GBP	(12,604,248)	129,936

Net Unrealized Appreciation					$1,099,186

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/USD Put	USD	1.150	JPMorgan Chase Bank N.A.	11/16/16	(5,192,000)	$(53,878)	$(19,253)	$34,625
EUR Put/USD Call	USD	1.100	Societe Generale Paris	11/16/16	(13,530,000)	(134,420)	(59,990)	74,430
GBP Call/USD Put	USD	1.370	Barclays Bank plc	11/04/16	(12,730,000)	(116,041)	(5,032)	111,009
USD Call/BRL Put	BRL	3.400	Goldman Sachs Bank USA	10/06/16	(10,117,000)	(70,819)	(3,531)	67,288
USD Put/MXN Call	MXN	19.000	Goldman Sachs Bank USA	10/27/16	(5,450,000)	(41,965)	(43,545)	(1,580)
USD Put/MXN Call	MXN	18.750	Goldman Sachs Bank USA	11/01/16	(5,460,000)	(29,484)	(30,658)	(1,174)

Totals						$(446,607)	$(162,009)	$284,598

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	04/22/24	USD	(35,000,000)	$(254,625)	$(10,535)	$244,090
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	05/16/24	USD	(2,800,000)	(19,460)	(896)	18,564
Cap - HICP Index	3.000	Goldman Sachs Bank USA	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	06/22/35	EUR	(8,700,000)	(395,798)	(51,342)	344,456
Floor - OTC CPURNSA Index	0.001	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	USD	(49,000,000)	(436,720)	(2,156)	434,564
Floor - OTC CPURNSA Index	0.001	Citibank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	09/29/20	USD	(4,700,000)	(60,630)	(376)	60,254
Floor - OTC YOY CPURNSA Index	0.001	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	01/22/18	USD	(4,500,000)	(43,650)	(5,207)	38,443
Floor - OTC YOY CPURNSA Index	0.001	BNP Paribas S.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	03/01/18	USD	(3,500,000)	(30,100)	(5,572)	24,528
Floor - OTC YOY CPURNSA Index	0.000	JPMorgan Chase Bank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	03/24/20	USD	(33,500,000)	(378,550)	(267,296)	111,254
Floor - OTC YOY CPURNSA Index	0.000	JPMorgan Chase Bank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	10/02/20	USD	(14,900,000)	(275,009)	(146,518)	128,491

Totals							$(1,894,542)	$(489,898)	$1,404,644

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 10 Yr. IRS	1.250%	Goldman Sachs Bank USA	3M LIBOR	Receive	10/07/16	USD	(25,000,000)	$(50,000)	$(250)	$49,750
Call - 5 Yr. IRS	2.400%	Credit Suisse International	3M LIBOR	Receive	12/05/16	USD	(54,900,000)	(436,455)	(1,539,671)	(1,103,216)
Put - 10 Yr. IRS	1.550%	Goldman Sachs Bank USA	3M LIBOR	Pay	10/07/16	USD	(25,000,000)	(76,250)	(31,175)	45,075
Put - 5 Yr. IRS	2.250%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	11/15/18	USD	(21,900,000)	(470,521)	(165,790)	304,731

MIST-290

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 5 Yr. IRS	2.250%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	12/10/18	USD	(21,900,000)	$(493,455)	$(173,608)	$319,847
Put - 5 Yr. IRS	2.250%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	10/17/18	USD	(72,000,000)	(1,428,537)	(511,488)	917,049
Put - 5 Yr. IRS	2.300%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	03/29/19	USD	(80,800,000)	(1,620,040)	(733,462)	886,578
Put - 5 Yr. IRS	2.500%	Deutsche Bank AG	3M LIBOR	Pay	10/23/18	USD	(113,000,000)	(1,591,040)	(572,627)	1,018,413

Totals								$(6,166,298)	$(3,728,071)	$2,438,227

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 5 Yr. CDS	0.900%	JPMorgan Chase Bank N.A.	CDX.ITRAXX.MAIN.25	Sell	11/16/16	EUR	(25,900,000)	$(36,368)	$(12,652)	$23,716
Call - 5 Yr. CDS	0.625%	BNP Paribas S.A.	CDX.ITRAXX.MAIN.25	Buy	11/16/16	EUR	(25,800,000)	(23,361)	(26,198)	(2,837)
Call - 5 Yr. CDS	0.700%	BNP Paribas S.A.	CDX.NA.IG.27	Buy	12/21/16	USD	(27,400,000)	(27,400)	(32,643)	(5,243)

Totals								$(87,129)	$(71,493)	$15,636

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 10 Year Futures	$131.500	10/21/16	(140)	$(45,772)	$(50,312)	$(4,540)
Put - U.S. Treasury Note 10 Year Futures	129.000	10/21/16	(183)	(65,299)	(8,578)	56,721

Totals				$(111,071)	$(58,890)	$52,181

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1M UKRPI	3.100%	06/15/31	Citibank N.A.	GBP	200,000	$(13,162)	$4,431	$(17,593)
Pay	1M UKRPI	3.100%	06/15/31	Deutsche Bank AG	GBP	3,000,000	(197,426)	—	(197,426)
Pay	1M UKRPI	3.140%	04/15/31	Citibank N.A.	GBP	600,000	(26,308)	—	(26,308)
Pay	1M UKRPI	3.140%	04/15/31	Deutsche Bank AG	GBP	4,000,000	(175,386)	(27,858)	(147,528)
Pay	1M UKRPI	3.195%	04/15/30	Goldman Sachs Bank USA	GBP	1,850,000	26,403	—	26,403
Pay	1M UKRPI	3.300%	12/15/30	BNP Paribas S.A.	GBP	4,500,000	53,581	19,820	33,761
Pay	1M UKRPI	3.320%	05/15/30	Morgan Stanley Capital Services LLC	GBP	8,700,000	374,903	—	374,903
Pay	1M UKRPI	3.325%	08/15/30	Goldman Sachs Bank USA	GBP	12,500,000	405,217	(28,394)	433,611
Pay	1M UKRPI	3.325%	08/15/30	Citibank N.A.	GBP	11,500,000	372,800	(37,977)	410,777
Pay	1M UKRPI	3.325%	08/15/30	Deutsche Bank AG	GBP	7,000,000	226,922	—	226,922
Pay	1M UKRPI	3.350%	05/15/30	Deutsche Bank AG	GBP	5,300,000	272,612	—	272,612
Pay	1M UKRPI	3.353%	05/15/30	Credit Suisse International	GBP	1,100,000	57,346	—	57,346
Pay	1M UKRPI	3.358%	04/15/35	Goldman Sachs Bank USA	GBP	2,900,000	135,328	—	135,328
Pay	1M UKRPI	3.400%	06/15/30	Citibank N.A.	GBP	7,300,000	431,370	628,634	(197,264)
Pay	1M UKRPI	3.400%	06/15/30	BNP Paribas S.A.	GBP	4,500,000	265,913	21,150	244,763
Pay	1M UKRPI	3.400%	06/15/30	Goldman Sachs Bank USA	GBP	4,200,000	248,185	13,135	235,050
Pay	1M UKRPI	3.430%	06/15/30	Credit Suisse International	GBP	4,400,000	297,097	(3,004)	300,101
Pay	3M CPURNSA	1.000%	07/20/26	Morgan Stanley Capital Services LLC	USD	6,500,000	(48,828)	—	(48,828)
Pay	3M CPURNSA	1.330%	01/01/17	JPMorgan Chase Bank N.A.	USD	29,000,000	(48,548)	—	(48,548)
Pay	3M CPURNSA	1.413%	01/15/17	JPMorgan Chase Bank N.A.	USD	14,600,000	(19,311)	—	(19,311)

MIST-291

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M CPURNSA	1.535%	01/15/17	Morgan Stanley Capital Services LLC	USD	12,200,000	$(1,210)	$—	$(1,210)
Pay	3M CPURNSA	1.550%	01/15/17	JPMorgan Chase Bank N.A.	USD	52,400,000	2,694	—	2,694
Pay	3M CPURNSA	1.632%	02/01/17	JPMorgan Chase Bank N.A.	USD	14,600,000	(3,048)	—	(3,048)
Pay	3M CPURNSA	1.730%	07/26/21	JPMorgan Chase Bank N.A.	USD	7,500,000	(107,447)	—	(107,447)
Pay	3M CPURNSA	1.780%	09/15/26	JPMorgan Chase Bank N.A.	USD	5,000,000	(43,132)	(5,205)	(37,927)
Pay	3M CPURNSA	1.788%	07/18/26	Morgan Stanley Capital Services LLC	USD	8,800,000	(78,823)	—	(78,823)
Pay	3M CPURNSA	1.801%	09/12/26	JPMorgan Chase Bank N.A.	USD	5,870,000	(36,342)	—	(36,342)
Pay	3M CPURNSA	1.805%	09/20/26	Morgan Stanley Capital Services LLC	USD	2,300,000	(15,013)	—	(15,013)
Pay	3M CPURNSA	1.810%	07/19/26	Morgan Stanley Capital Services LLC	USD	12,600,000	(82,920)	—	(82,920)
Pay	3M CPURNSA	2.000%	04/15/17	JPMorgan Chase Bank N.A.	USD	30,800,000	(46,759)	—	(46,759)
Pay	3M CPURNSA	2.063%	05/12/25	UBS AG Stamford	USD	400,000	12,589	—	12,589
Pay	EXT-CPI	0.830%	05/15/18	Citibank N.A.	EUR	26,600,000	(132,311)	—	(132,311)
Pay	EXT-CPI	1.140%	08/15/26	BNP Paribas S.A.	EUR	4,600,000	(23,980)	—	(23,980)
Pay	EXT-CPI	1.178%	05/15/26	Citibank N.A.	EUR	4,800,000	27,176	(729)	27,905
Pay	EXT-CPI	1.675%	06/15/25	Citibank N.A.	EUR	8,600,000	754,360	—	754,360
Receive	1M UKRPI	3.120%	06/15/46	Goldman Sachs Bank USA	GBP	1,200,000	184,508	—	184,508
Receive	1M UKRPI	3.145%	05/15/46	Goldman Sachs Bank USA	GBP	1,810,000	220,993	30,836	190,157
Receive	3M CPURNSA	1.550%	07/26/21	JPMorgan Chase Bank N.A.	USD	7,500,000	73,504	—	73,504
Receive	3M CPURNSA	1.603%	09/12/21	JPMorgan Chase Bank N.A.	USD	5,870,000	32,972	—	32,972
Receive	3M CPURNSA	1.700%	04/15/17	Societe Generale Paris	USD	6,800,000	30,694	—	30,694
Receive	3M CPURNSA	1.725%	03/04/19	Deutsche Bank AG	USD	8,125,000	(63,183)	—	(63,183)
Receive	3M CPURNSA	1.908%	04/15/17	Barclays Bank plc	USD	12,300,000	(381,793)	—	(381,793)
Receive	3M CPURNSA	1.940%	10/07/16	Deutsche Bank AG	USD	29,500,000	(862,826)	—	(862,826)
Receive	3M CPURNSA	1.942%	04/15/17	Goldman Sachs Bank USA	USD	101,400,000	(3,295,116)	—	(3,295,116)
Receive	3M CPURNSA	2.018%	08/19/17	Barclays Bank plc	USD	39,600,000	(1,270,913)	(11,377)	(1,259,536)
Receive	3M CPURNSA	2.173%	11/01/18	Deutsche Bank AG	USD	21,800,000	(968,183)	—	(968,183)
Receive	3M CPURNSA	2.175%	10/01/18	Goldman Sachs Bank USA	USD	43,400,000	(1,928,170)	42,961	(1,971,131)
Receive	3M CPURNSA	2.250%	07/15/17	BNP Paribas S.A.	USD	10,400,000	(555,027)	11,440	(566,467)
Receive	3M CPURNSA	2.315%	11/16/17	Deutsche Bank AG	USD	12,700,000	(714,547)	—	(714,547)
Receive	3M CPURNSA	2.415%	02/12/17	Goldman Sachs Bank USA	USD	39,500,000	(2,033,740)	21,811	(2,055,551)
Receive	3M CPURNSA	2.560%	05/08/23	Deutsche Bank AG	USD	12,300,000	(1,464,121)	—	(1,464,121)
Receive	EXT-CPI	0.525%	10/15/17	UBS AG Stamford	EUR	15,300,000	(35,594)	7,098	(42,692)
Receive	EXT-CPI	0.550%	10/15/17	BNP Paribas S.A.	EUR	3,600,000	(10,427)	—	(10,427)
Receive	EXT-CPI	0.580%	10/15/17	Deutsche Bank AG	EUR	7,000,000	(25,064)	(8,438)	(16,626)
Receive	EXT-CPI	0.580%	10/15/17	JPMorgan Chase Bank N.A.	EUR	7,300,000	(26,138)	—	(26,138)
Receive	EXT-CPI	0.605%	09/15/18	Deutsche Bank AG	EUR	3,600,000	(10,811)	—	(10,811)
Receive	EXT-CPI	0.610%	09/15/18	UBS AG Stamford	EUR	4,400,000	(13,977)	—	(13,977)
Receive	EXT-CPI	0.615%	09/15/18	Credit Suisse International	EUR	4,190,000	(14,036)	—	(14,036)
Receive	EXT-CPI	0.623%	09/15/18	Morgan Stanley Capital Services LLC	EUR	10,000	(36)	1	(37)
Receive	EXT-CPI	0.640%	09/15/18	Citibank N.A.	EUR	2,000,000	(8,436)	—	(8,436)
Receive	EXT-CPI	0.650%	09/15/18	Goldman Sachs Bank USA	EUR	2,400,000	(10,957)	—	(10,957)
Receive	EXT-CPI	0.650%	10/15/18	Citibank N.A.	EUR	3,500,000	(12,840)	—	(12,840)
Receive	EXT-CPI	0.650%	10/15/18	Deutsche Bank AG	EUR	8,700,000	(31,917)	4,863	(36,780)
Receive	EXT-CPI	0.655%	08/15/18	Citibank N.A.	EUR	3,300,000	(16,240)	(4,298)	(11,942)
Receive	EXT-CPI	0.680%	10/15/18	Societe Generale Paris	EUR	2,700,000	(12,716)	1,237	(13,953)
Receive	EXT-CPI	0.806%	04/15/21	Citibank N.A.	EUR	14,520,000	93,235	—	93,235
Receive	EXT-CPI	0.806%	04/15/21	Morgan Stanley Capital Services LLC	EUR	6,380,000	40,966	—	40,966
Receive	EXT-CPI	0.806%	04/15/21	BNP Paribas S.A.	EUR	4,800,000	30,821	—	30,821
Receive	EXT-CPI	0.875%	05/15/21	Citibank N.A.	EUR	20,200,000	90,046	—	90,046

Totals							$(10,104,527)	$680,137	$(10,784,664)

MIST-292

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.250%	06/15/18	USD	20,600,000	$(7,135)
Receive	3M LIBOR	1.452%	01/15/17	USD	700,000	2,273
Receive	3M LIBOR	1.500%	12/21/21	USD	106,000,000	261,875
Receive	3M LIBOR	1.750%	12/21/26	USD	95,100,000	(712,991)
Receive	3M LIBOR	1.850%	07/27/26	USD	13,350,000	(39,210)
Receive	3M LIBOR	2.000%	12/16/20	USD	59,100,000	(638,254)
Receive	3M LIBOR	2.000%	07/27/26	USD	36,300,000	(359,188)
Receive	3M LIBOR	2.250%	06/15/26	USD	15,700,000	(340,975)
Receive	3M LIBOR	2.250%	12/21/46	USD	12,430,000	122,939
Receive	3M LIBOR	2.300%	04/21/26	USD	34,400,000	(865,222)
Receive	3M LIBOR	2.300%	04/27/26	USD	41,300,000	(1,035,326)
Receive	3M LIBOR	2.350%	10/02/25	USD	2,600,000	(204,162)
Receive	3M LIBOR	2.400%	03/16/26	USD	60,500,000	(1,834,813)
Receive	3M LIBOR	2.500%	02/22/26	USD	143,000,000	(4,595,156)
Receive	3M LIBOR	2.800%	10/28/25	USD	175,300,000	(7,902,755)
Receive	6M LIBOR	0.750%	03/15/27	GBP	26,260,000	(426,269)
Receive	6M LIBOR	1.000%	09/18/23	JPY	230,000,000	(134,855)
Receive	6M LIBOR	1.500%	12/21/45	JPY	143,000,000	(29,830)
Receive	6M LIBOR	2.000%	09/16/45	GBP	1,555,000	(620,973)

Net Unrealized Depreciation						$(19,360,027)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Unrealized Depreciation
CDX.NA.HY.27	(5.000%)	12/20/21	4.011%	USD	14,700,000	$(93,997)
CDX.NA.IG.26	(1.000%)	06/20/21	0.688%	USD	20,200,000	(47,372)

Net Unrealized Depreciation						$(141,369)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	06/20/21	Citibank N.A.	2.449%	USD	800,000	$(51,237)	$(69,203)	$17,966
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	06/20/21	Deutsche Bank AG	2.449%	USD	1,200,000	(76,855)	(103,310)	26,455
Russian Federation 7.500%, due 03/31/30	1.000%	06/20/21	JPMorgan Chase Bank N.A.	1.996%	USD	2,000,000	(88,901)	(122,681)	33,780
United Mexican States 5.950%, due 03/19/19	1.000%	06/20/21	Barclays Bank plc	1.520%	USD	12,400,000	(290,193)	(311,729)	21,536
United Mexican States 5.950%, due 03/19/19	1.000%	06/20/21	Citibank N.A.	1.520%	USD	1,000,000	(23,403)	(24,368)	965
United Mexican States 5.950%, due 03/19/19	1.000%	06/20/21	Credit Suisse International	1.520%	USD	600,000	(14,042)	(14,758)	716
United Mexican States 5.950%, due 03/19/19	1.000%	06/20/21	Deutsche Bank AG	1.520%	USD	12,900,000	(301,894)	(331,353)	29,459

Totals							$(846,525)	$(977,402)	$130,877

MIST-293

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.AAA.8	0.500%	10/17/57	Deutsche Bank AG	0.000%	USD	7,900,000	$(192,192)	$(496,449)	$304,257
CMBX.NA.AAA.8	0.500%	10/17/57	Goldman Sachs International	0.000%	USD	900,000	(21,895)	(46,593)	24,698

Totals							$(214,087)	$(543,042)	$328,955

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(CMBX)—	Commercial Mortgage-Backed Index
(CDS)—	Credit Default Swap
(CDX.ITRAXX.MAIN)—	Markit iTraxx Europe Main CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CPI-U)—	USA-Non-Revised Consumer Price Index-Urban
(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(EXT-CPI)—	Excluding Tobacco-Non-revised Consumer Price Index
(HICP)—	Harmonized Index of Consumer Prices
(IRS)—	Interest Rate Swap
(LIBOR)—	London Interbank Offered Rate
(UKRPI)—	United Kingdom Retail Price Index
(YOY)—	Year over year options may have a series of expirations

MIST-294

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,056,726,739	$—	$3,056,726,739
Total Corporate Bonds & Notes*	—	305,208,527	—	305,208,527
Total Foreign Government*	—	243,058,866	—	243,058,866
Total Asset-Backed Securities*	—	99,796,774	—	99,796,774
Total Mortgage-Backed Securities*	—	82,223,647	—	82,223,647
Purchased Options
Interest Rate Swaptions	—	6,921,010	—	6,921,010
Options on Exchange-Traded Futures Contracts	1,118	—	—	1,118
Total Purchased Options	1,118	6,921,010	—	6,922,128
Total Convertible Preferred Stock*	1,177,740	—	—	1,177,740
Total Municipals	—	695,275	—	695,275
Total Floating Rate Loans*	—	196,091	—	196,091
Short-Term Investments
Certificate of Deposit	—	70,700,000	—	70,700,000
Discount Note	—	499,853	—	499,853
Foreign Government	—	122,408,572	—	122,408,572
Repurchase Agreement	—	4,900,112	—	4,900,112
U.S. Treasury	—	8,746,854	—	8,746,854
Total Short-Term Investments	—	207,255,391	—	207,255,391
Total Investments	$1,178,858	$4,002,082,320	$—	$4,003,261,178

Secured Borrowings (Liability)	$—	$(3,053,979,676)	$—	$(3,053,979,676)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,060,327	$—	$3,060,327
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(39,032,086)	—	(39,032,086)
Total Forward Contracts	$—	$(35,971,759)	$—	$(35,971,759)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,967,142	$—	$—	$1,967,142
Futures Contracts (Unrealized Depreciation)	(867,956)	—	—	(867,956)
Total Futures Contracts	$1,099,186	$—	$—	$1,099,186

MIST-295

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Written Options
Credit Default Swaptions at Value	$—	$(71,493)	$—	$(71,493)
Foreign Currency Written Options at Value	—	(162,009)	—	(162,009)
Inflation Capped Options at Value	—	(489,898)	—	(489,898)
Interest Rate Swaptions at Value	—	(3,728,071)	—	(3,728,071)
Options on Exchange-Traded Futures Contracts at Value	(58,890)	—	—	(58,890)
Total Written Options	$(58,890)	$(4,451,471)	$—	$(4,510,361)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$387,087	$—	$387,087
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(19,888,483)	—	(19,888,483)
Total Centrally Cleared Swap Contracts	$—	$(19,501,396)	$—	$(19,501,396)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,762,235	$—	$4,762,235
OTC Swap Contracts at Value (Liabilities)	—	(15,927,374)	—	(15,927,374)
Total OTC Swap Contracts	$—	$(11,165,139)	$—	$(11,165,139)

*	See Schedule of Investments for additional detailed categorizations.

MIST-296

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—88.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—44.3%
Fannie Mae 10 Yr. Pool 3.000%, 12/01/20	124,557	$130,803
3.000%, 02/01/21	383,144	402,354
3.000%, 08/01/21	278,465	292,427
3.000%, 11/01/21	74,691	78,441
3.000%, 03/01/22	336,077	353,134
3.000%, 05/01/22	1,097,354	1,153,250
3.500%, 04/01/19	37,347	39,363
3.500%, 05/01/19	82,713	87,179
3.500%, 08/01/20	365,937	385,698
3.500%, 10/01/20	10,384,063	10,944,819
3.500%, 03/01/21	74,856	78,898
3.500%, 04/01/21	185,822	195,857
3.500%, 06/01/21	91,708	96,660
3.500%, 07/01/21	823,389	867,853
3.500%, 01/01/22	228,726	241,078
3.500%, 04/01/22	143,197	150,943
3.500%, 08/01/22	165,383	174,313
3.500%, 09/01/23	779,494	821,930
4.000%, 05/01/19	9,144	9,437
4.500%, 03/01/18	21,120	21,641
4.500%, 07/01/18	12,677	12,995
4.500%, 11/01/18	10,893	11,167
4.500%, 12/01/18	7,094	7,272
4.500%, 05/01/19	321,297	329,615
5.500%, 11/01/17	22,903	23,230
5.500%, 09/01/18	63,576	65,435
5.500%, 10/01/18	34,428	35,429
Fannie Mae 15 Yr. Pool 3.000%, 09/01/28	684,338	720,846
3.000%, TBA (a)	81,000,000	85,001,649
3.500%, 10/01/18	126,744	133,588
3.500%, 04/01/24	837,665	882,900
3.500%, 08/01/25	179,452	189,252
3.500%, 10/01/25	622,905	657,847
3.500%, 11/01/25	191,082	201,664
3.500%, 12/01/25	61,210	64,583
3.500%, 01/01/26	551,262	581,672
3.500%, 03/01/26	1,155,302	1,219,069
3.500%, 10/01/26	261,313	276,475
3.500%, 12/01/26	1,137,483	1,200,520
3.500%, 08/01/27	364,336	386,155
3.500%, 07/01/28	119,817	126,382
3.500%, 07/01/29	198,029	211,335
3.500%, 02/01/31	232,366	244,914
3.500%, TBA (a)	40,000,000	42,168,752
4.000%, 07/01/18	2,167	2,237
4.000%, 08/01/18	892	921
4.000%, 09/01/18	506	523
4.000%, 05/01/19	530,492	547,488
4.000%, 07/01/19	212,727	219,542
4.000%, 08/01/20	202,320	208,858
4.000%, 03/01/22	34,098	35,190
4.000%, 04/01/24	46,634	49,492
4.000%, 05/01/24	2,034,516	2,160,100
4.000%, 06/01/24	2,200,308	2,335,091

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 4.000%, 07/01/24	22,700	24,091
4.000%, 02/01/25	667,638	708,081
4.000%, 06/01/25	232,623	244,953
4.000%, 07/01/25	6,581	6,974
4.000%, 08/01/25	714,086	760,576
4.000%, 09/01/25	36,114	38,277
4.000%, 12/01/25	252,310	267,763
4.000%, 02/01/26	192,310	204,116
4.000%, 03/01/26	36,148	38,334
4.000%, 06/01/26	36,664	38,184
4.500%, 03/01/18	71,255	73,057
4.500%, 04/01/18	130,112	133,461
4.500%, 06/01/18	392,940	402,917
4.500%, 07/01/18	203,936	209,102
4.500%, 08/01/18	2,265	2,324
4.500%, 10/01/18	8,045	8,248
4.500%, 11/01/18	476,732	488,793
4.500%, 12/01/18	151,750	156,188
4.500%, 02/01/19	108,517	111,770
4.500%, 05/01/19	208,622	214,711
4.500%, 06/01/19	97,625	100,742
4.500%, 11/01/19	108,579	112,059
4.500%, 12/01/19	122,326	126,116
4.500%, 08/01/20	206,090	212,713
4.500%, 09/01/20	266,651	274,564
4.500%, 10/01/20	12,471	12,990
4.500%, 12/01/20	225,073	232,595
4.500%, 01/01/22	6,712	6,885
4.500%, 02/01/23	220,734	234,797
4.500%, 03/01/23	394,696	418,352
4.500%, 05/01/23	39,669	42,363
4.500%, 06/01/23	2,532	2,721
4.500%, 01/01/24	4,733	4,856
4.500%, 04/01/24	65,241	69,658
4.500%, 05/01/24	218,983	235,353
4.500%, 08/01/24	43,590	46,648
4.500%, 10/01/24	289,435	310,475
4.500%, 11/01/24	85,233	91,702
4.500%, 02/01/25	528,036	560,917
4.500%, 03/01/25	367,869	391,258
4.500%, 04/01/25	238,100	256,622
4.500%, 05/01/25	739,456	795,205
4.500%, 06/01/25	64,223	68,913
4.500%, 07/01/25	2,927,040	3,150,424
4.500%, 08/01/25	78,526	84,528
4.500%, 09/01/25	198,253	211,236
4.500%, 11/01/25	146,084	157,304
4.500%, 04/01/26	14,339	15,467
4.500%, 01/01/27	97,183	100,647
5.500%, 12/01/17	822	835
5.500%, 01/01/18	26,885	27,258
5.500%, 02/01/18	205,316	209,222
5.500%, 11/01/18	855	873
5.500%, 09/01/19	25,020	25,484
5.500%, 09/01/20	9,571	10,119

MIST-297

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 5.500%, 12/01/20	959	$989
5.500%, 03/01/22	139,094	150,277
5.500%, 04/01/22	83,094	88,632
5.500%, 07/01/22	110,871	119,818
5.500%, 09/01/22	44,415	47,348
5.500%, 10/01/22	391,590	422,306
5.500%, 11/01/22	92,835	100,016
5.500%, 12/01/22	62,349	65,855
5.500%, 02/01/23	120,472	131,206
5.500%, 03/01/23	18,178	19,684
5.500%, 07/01/23	11,177	12,196
5.500%, 08/01/23	32,855	35,036
5.500%, 10/01/23	74,999	80,976
5.500%, 11/01/23	11,673	11,777
5.500%, 12/01/23	36,591	39,361
5.500%, 01/01/24	10,944	11,890
5.500%, 03/01/24	67,078	72,433
5.500%, 09/01/24	32,920	34,497
5.500%, 01/01/25	923,732	1,002,831
5.500%, 05/01/25	132,341	138,494
6.000%, 03/01/17	1,248	1,249
6.000%, 04/01/17	1,207	1,211
6.000%, 06/01/17	579	582
6.000%, 07/01/17	2,800	2,814
6.500%, 02/01/17	849	852
6.500%, 07/01/17	152	153
6.500%, 10/01/17	1,275	1,294
Fannie Mae 20 Yr. Pool 4.000%, 04/01/29	65,279	70,518
4.000%, 05/01/29	221,238	238,922
4.000%, 03/01/30	131,139	140,981
4.000%, 05/01/30	208,635	226,310
4.000%, 08/01/30	167,459	180,013
4.000%, 09/01/30	108,939	117,969
4.000%, 10/01/30	4,808	5,207
4.000%, 11/01/30	533,130	577,367
4.000%, 12/01/30	73,894	80,030
4.000%, 06/01/31	10,011	10,764
4.000%, 09/01/31	273,336	296,004
4.000%, 11/01/31	48,471	52,072
4.500%, 01/01/25	11,102	12,161
4.500%, 04/01/31	54,165	59,467
5.000%, 05/01/23	165,003	183,110
5.000%, 05/01/24	171,215	190,004
5.000%, 01/01/25	125,141	138,873
5.000%, 09/01/25	36,209	40,182
5.000%, 11/01/25	48,176	53,463
5.000%, 12/01/25	317,404	352,236
5.000%, 01/01/26	77,930	86,482
5.000%, 03/01/26	64,100	71,134
5.000%, 02/01/27	6,189	6,869
5.000%, 05/01/27	195,395	217,077
5.000%, 07/01/27	8,015	8,895
5.000%, 08/01/27	3,520	3,906
5.000%, 03/01/28	18,460	20,495

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool 5.000%, 05/01/28	647,941	719,273
5.000%, 06/01/28	1,935,522	2,150,621
5.000%, 01/01/29	68,358	75,901
5.000%, 07/01/29	99,793	110,924
5.000%, 12/01/29	28,771	32,030
5.000%, 03/01/30	592,499	659,417
5.000%, 05/01/30	134,669	149,702
5.000%, 07/01/31	102,009	113,595
5.500%, 02/01/19	7,799	8,779
5.500%, 06/01/23	205,073	230,847
5.500%, 07/01/24	9,330	10,503
5.500%, 01/01/25	10,687	12,030
5.500%, 02/01/25	2,900	3,265
5.500%, 03/01/25	790,068	898,968
5.500%, 08/01/25	64,922	73,784
5.500%, 10/01/25	4,608	5,187
5.500%, 11/01/25	10,765	12,118
5.500%, 03/01/26	81,274	91,489
5.500%, 05/01/26	2,199	2,475
5.500%, 06/01/26	430,219	484,290
5.500%, 01/01/27	58,881	66,282
5.500%, 06/01/27	8,106	9,125
5.500%, 07/01/27	230,627	259,613
5.500%, 08/01/27	99,973	112,538
5.500%, 10/01/27	149,505	168,296
5.500%, 11/01/27	34,043	38,321
5.500%, 12/01/27	298,770	336,320
5.500%, 01/01/28	110,435	124,315
5.500%, 03/01/28	52,242	58,808
5.500%, 04/01/28	183,547	206,616
5.500%, 05/01/28	64,169	72,234
5.500%, 06/01/28	17,154	19,310
5.500%, 07/01/28	9,201	10,358
5.500%, 09/01/28	128,384	144,520
5.500%, 10/01/28	22,226	25,019
5.500%, 12/01/28	8,461	9,525
5.500%, 01/01/29	141,551	159,342
5.500%, 07/01/29	122,156	137,530
5.500%, 10/01/29	288,054	325,131
5.500%, 04/01/30	238,353	269,362
6.000%, 06/01/26	11,321	12,959
6.000%, 07/01/26	94,373	108,033
6.000%, 08/01/26	16,093	18,422
6.000%, 12/01/26	14,207	16,264
6.000%, 09/01/28	92,183	105,526
6.000%, 10/01/28	47,392	54,252
Fannie Mae 30 Yr. Pool 3.000%, TBA (a)	489,000,000	507,087,981
3.500%, 09/01/45	6,916,439	7,296,081
3.500%, TBA (a)	392,000,000	413,455,117
4.000%, 05/01/34	205,536	221,611
4.000%, 05/01/35	144,915	156,197
4.000%, 01/01/41	706,649	771,134
4.000%, 03/01/41	503,832	552,072
4.000%, 05/01/41	386,140	421,024

MIST-298

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.000%, 05/01/42	175,460	$190,036
4.000%, 12/01/43	817,150	884,465
4.000%, TBA (a)	584,000,000	626,939,390
4.500%, 04/01/39	1,066,194	1,175,548
4.500%, 05/01/39	105,908	116,678
4.500%, 06/01/39	42,102	46,222
4.500%, 08/01/39	34,760	38,076
4.500%, 12/01/39	13,195	14,761
4.500%, 05/01/40	47,571	52,432
4.500%, 09/01/40	44,420	48,996
4.500%, 10/01/40	371,983	407,475
4.500%, 12/01/40	79,215	87,093
4.500%, 02/01/41	254,289	279,644
4.500%, 05/01/41	24,529	27,162
4.500%, 06/01/41	21,886	24,065
4.500%, 07/01/41	14,825	16,324
4.500%, 09/01/41	886,864	972,031
4.500%, 10/01/41	214,715	235,207
4.500%, 03/01/42	47,209	52,116
4.500%, 06/01/42	93,954	102,918
4.500%, 07/01/42	1,208,306	1,325,976
4.500%, 11/01/43	23,619	26,338
4.500%, TBA (a)	193,000,000	211,145,709
5.000%, 03/01/32	3,522	3,909
5.000%, 09/01/32	2,415	2,680
5.000%, 10/01/32	995	1,104
5.000%, 04/01/33	81,338	90,264
5.000%, 07/01/33	151,547	170,604
5.000%, 08/01/33	3,299	3,723
5.000%, 09/01/33	2,482	2,807
5.000%, 10/01/33	26,603	30,020
5.000%, 11/01/33	729	823
5.000%, 01/01/34	162,273	181,385
5.000%, 04/01/34	181,361	204,332
5.000%, 06/01/34	4,595	5,193
5.000%, 12/01/34	23,715	26,317
5.000%, 01/01/35	101,557	114,561
5.000%, 04/01/35	69	78
5.000%, 07/01/35	30,610	33,969
5.000%, 09/01/35	64,237	71,593
5.000%, 01/01/38	222,482	249,439
5.000%, 04/01/39	31,060	34,704
5.000%, 10/01/39	11,053	12,370
5.000%, 11/01/39	29,570	33,390
5.000%, 06/01/40	16,195	17,975
5.000%, 11/01/42	226,347	253,561
5.000%, TBA (a)	46,000,000	51,060,900
5.500%, 12/01/28	28,111	31,678
5.500%, 06/01/33	74,426	84,538
5.500%, 07/01/33	11,020	12,501
5.500%, 09/01/33	209,158	237,647
5.500%, 11/01/33	237,828	267,719
5.500%, 12/01/33	1,841	2,094
5.500%, 04/01/34	3,318	3,771
5.500%, 07/01/34	31,104	35,349

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 08/01/34	282,578	321,488
5.500%, 09/01/34	17,971	20,430
5.500%, 11/01/34	459,433	522,989
5.500%, 12/01/34	1,099,823	1,247,324
5.500%, 01/01/35	390,292	444,356
5.500%, 02/01/35	546,104	621,663
5.500%, 03/01/35	639,687	726,964
5.500%, 04/01/35	137,623	154,920
5.500%, 05/01/35	219,101	248,226
5.500%, 06/01/35	347,110	394,559
5.500%, 08/01/35	256,420	292,994
5.500%, 09/01/35	3,077,400	3,500,220
5.500%, 10/01/35	408,255	462,354
5.500%, 11/01/35	1,630,982	1,851,235
5.500%, 12/01/35	1,606,654	1,820,473
5.500%, 01/01/36	337,296	382,346
5.500%, 03/01/36	367,368	417,090
5.500%, 05/01/36	2,944	3,326
5.500%, 07/01/36	1,463,006	1,663,500
5.500%, 09/01/36	177,401	201,728
5.500%, 11/01/36	113,763	129,198
5.500%, 12/01/36	2,682	3,019
5.500%, 02/01/37	3,729	4,221
5.500%, 03/01/37	55,899	62,924
5.500%, 05/01/37	31,172	35,455
5.500%, 08/01/37	1,459,959	1,656,673
5.500%, 01/01/38	9,006	10,204
5.500%, 02/01/38	186,405	209,875
5.500%, 03/01/38	1,545,542	1,750,817
5.500%, 05/01/38	3,048,311	3,446,596
5.500%, 06/01/38	119,297	135,054
5.500%, 09/01/38	22,822	25,690
5.500%, 10/01/38	1,127,860	1,277,048
5.500%, 11/01/38	266,267	301,230
5.500%, 01/01/39	74,905	85,345
5.500%, 07/01/39	22,034	24,806
5.500%, 11/01/39	3,371,148	3,810,913
5.500%, 02/01/40	606,980	687,768
5.500%, 03/01/40	1,538,953	1,743,793
5.500%, 06/01/40	61,312	69,024
5.500%, 09/01/40	482,539	546,071
5.500%, 12/01/40	247,320	280,142
5.500%, 07/01/41	5,693,725	6,437,526
5.500%, TBA (a)	8,000,000	9,015,000
6.000%, 12/01/28	35,511	40,651
6.000%, 01/01/29	27,709	32,145
6.000%, 02/01/29	246	285
6.000%, 04/01/29	3,601	4,152
6.000%, 06/01/29	5,356	6,195
6.000%, 11/01/32	49,710	57,000
6.000%, 12/01/32	269,996	312,369
6.000%, 03/01/33	22,639	26,318
6.000%, 04/01/33	10,539	12,064
6.000%, 05/01/33	22,988	26,681
6.000%, 07/01/33	24,067	27,908

MIST-299

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 01/01/34	58,921	$68,266
6.000%, 09/01/34	45,475	52,058
6.000%, 11/01/34	11,070	12,790
6.000%, 04/01/35	1,016,246	1,181,881
6.000%, 05/01/35	33,970	39,328
6.000%, 06/01/35	4,707	5,388
6.000%, 07/01/35	71,624	82,285
6.000%, 09/01/35	11,106	12,770
6.000%, 11/01/35	442,025	506,006
6.000%, 12/01/35	29,130	33,485
6.000%, 01/01/36	145,685	167,206
6.000%, 03/01/36	106,429	122,073
6.000%, 04/01/36	6,977	8,074
6.000%, 05/01/36	810,660	932,074
6.000%, 06/01/36	23,351	26,740
6.000%, 07/01/36	99,549	114,069
6.000%, 08/01/36	2,594,048	2,974,847
6.000%, 09/01/36	764,410	879,242
6.000%, 10/01/36	276,679	317,130
6.000%, 11/01/36	153,440	176,037
6.000%, 12/01/36	861,017	987,756
6.000%, 01/01/37	622,462	715,882
6.000%, 02/01/37	628,753	721,414
6.000%, 03/01/37	236,299	271,101
6.000%, 04/01/37	95,373	110,213
6.000%, 05/01/37	1,651,762	1,894,259
6.000%, 07/01/37	29,078	33,742
6.000%, 08/01/37	60,461	69,768
6.000%, 09/01/37	480,540	551,333
6.000%, 11/01/37	90,242	104,221
6.000%, 02/01/38	720,640	835,806
6.000%, 03/01/38	15,124	17,665
6.000%, 08/01/38	23,271	26,744
6.000%, 09/01/38	850,620	984,034
6.000%, 10/01/38	91,849	107,109
6.000%, 11/01/38	8,676	9,931
6.000%, 01/01/39	129,688	150,958
6.000%, 04/01/39	790,870	907,013
6.000%, 07/01/39	154,674	177,560
6.000%, 08/01/39	853,500	977,040
6.000%, 02/01/40	2,418	2,773
6.000%, 05/01/40	5,329	6,100
6.000%, 09/01/40	10,755	12,320
6.000%, TBA (a)	2,000,000	2,292,536
8.000%, 10/01/25	1,231	1,392
Fannie Mae ARM Pool 1.689%, 08/01/41 (b)	387,295	391,443
1.689%, 07/01/42 (b)	319,857	325,784
1.689%, 08/01/42 (b)	323,272	329,350
1.689%, 10/01/44 (b)	501,284	510,979
1.739%, 09/01/41 (b)	1,025,566	1,045,002
2.210%, 12/01/34 (b)	1,448,979	1,511,732
2.213%, 12/01/34 (b)	716,110	745,616
2.272%, 09/01/35 (b)	1,650,852	1,707,663
2.315%, 06/01/33 (b)	36,495	37,672

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 2.370%, 11/01/34 (b)	5,769	6,081
2.372%, 11/01/35 (b)	231,228	241,114
2.397%, 01/01/35 (b)	233,993	244,250
2.417%, 02/01/31 (b)	217,414	223,335
2.421%, 01/01/36 (b)	89,294	93,840
2.434%, 10/01/35 (b)	460,539	486,657
2.467%, 03/01/35 (b)	47,158	48,992
2.470%, 11/01/35 (b)	386,463	399,267
2.487%, 12/01/34 (b)	53,968	57,015
2.490%, 10/01/34 (b)	18,111	19,303
2.500%, 01/01/35 (b)	70,393	74,399
2.504%, 02/01/35 (b)	41,960	44,249
2.516%, 01/01/35 (b)	23,953	25,125
2.517%, 01/01/35 (b)	63,736	67,234
2.550%, 11/01/34 (b)	120,698	127,926
2.557%, 01/01/35 (b)	84,012	88,298
2.562%, 10/01/28 (b)	160,958	166,514
2.614%, 08/01/36 (b)	547,739	577,890
2.615%, 02/01/35 (b)	156,262	164,768
2.633%, 11/01/35 (b)	609,173	645,090
2.636%, 07/01/32 (b)	33,823	34,937
2.658%, 09/01/31 (b)	46,784	49,043
2.694%, 09/01/34 (b)	916,562	957,467
2.723%, 08/01/35 (b)	681,047	720,674
2.724%, 03/01/33 (b)	3,660	3,823
2.739%, 07/01/33 (b)	29,511	31,130
2.754%, 05/01/35 (b)	57,233	60,095
2.760%, 11/01/32 (b)	27,529	28,525
2.808%, 11/01/34 (b)	2,496,871	2,637,440
2.817%, 05/01/35 (b)	440,889	467,418
2.825%, 04/01/34 (b)	8,807	9,318
2.847%, 09/01/32 (b)	172,732	183,694
2.882%, 05/01/34 (b)	898,988	950,488
3.000%, 08/01/35 (b)	776,558	823,482
3.039%, 04/01/35 (b)	134,142	141,487
4.316%, 12/01/36 (b)	258,689	271,041
4.693%, 09/01/34 (b)	48,465	50,838
Fannie Mae Pool 2.310%, 08/01/22	8,200,000	8,460,821
2.475%, 04/01/19	14,532,430	14,882,540
2.870%, 09/01/27	7,300,000	7,607,328
3.240%, 07/01/22	22,009,230	23,718,246
3.330%, 11/01/21	1,461,665	1,571,508
3.500%, 09/01/46	97,083,551	102,753,075
Fannie Mae REMICS (CMO) 0.931%, 09/18/31 (b)	313,368	313,052
1.425%, 04/25/32 (b)	99,006	101,230
2.742%, 05/25/35 (b)	1,353,980	1,424,792
Freddie Mac 15 Yr. Gold Pool 5.500%, 09/01/19	141,602	146,973
Freddie Mac 20 Yr. Gold Pool 4.000%, 06/01/30	132,935	143,777
4.000%, 09/01/30	564,342	610,338
4.000%, 10/01/30	33,061	35,763
5.500%, 04/01/21	11,014	12,352

MIST-300

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool 5.500%, 12/01/22	744	$835
5.500%, 03/01/23	139,896	156,886
5.500%, 06/01/26	2,918	3,276
5.500%, 08/01/26	1,236	1,386
5.500%, 06/01/27	30,945	34,703
5.500%, 12/01/27	77,882	87,341
5.500%, 01/01/28	45,687	51,236
5.500%, 02/01/28	11,848	13,286
5.500%, 05/01/28	100,510	112,717
5.500%, 06/01/28	132,133	148,181
6.000%, 03/01/21	32,829	37,448
6.000%, 01/01/22	152,013	173,402
6.000%, 10/01/22	543,077	619,491
6.000%, 12/01/22	33,060	37,712
6.000%, 04/01/23	28,698	32,736
Freddie Mac 30 Yr. Gold Pool 3.500%, TBA (a)	75,000,000	79,028,323
4.000%, 12/01/40	271,976	291,713
4.000%, TBA (a)	36,000,000	38,600,624
4.500%, 04/01/34	29,704	32,617
4.500%, 06/01/35	98,750	108,457
4.500%, 04/01/41	168,089	184,693
4.500%, 10/01/41	185,020	202,926
4.500%, TBA (a)	29,800,000	32,593,749
5.500%, 03/01/32	27,295	30,719
5.500%, 01/01/33	2,039	2,320
5.500%, 05/01/33	2,342	2,628
5.500%, 08/01/33	2,435	2,752
5.500%, 10/01/33	3,313	3,767
5.500%, 12/01/33	1,698	1,924
5.500%, 01/01/34	2,847	3,236
5.500%, 05/01/34	58,349	66,368
5.500%, 09/01/34	35,548	40,420
5.500%, 01/01/35	46,109	52,559
5.500%, 07/01/35	2,366	2,717
5.500%, 10/01/35	65,760	73,746
5.500%, 11/01/35	138,120	155,294
5.500%, 12/01/35	49,655	56,487
5.500%, 01/01/36	39,821	44,755
5.500%, 02/01/36	39,958	44,839
5.500%, 04/01/36	26,265	29,753
5.500%, 06/01/36	2,263,345	2,579,388
5.500%, 07/01/36	50,005	56,092
5.500%, 08/01/36	80,810	91,638
5.500%, 10/01/36	24,059	27,309
5.500%, 12/01/36	422,861	478,285
5.500%, 02/01/37	32,110	36,034
5.500%, 03/01/37	19,596	22,348
5.500%, 04/01/37	39,218	44,130
5.500%, 06/01/37	61,366	69,592
5.500%, 07/01/37	345,175	390,620
5.500%, 08/01/37	112,372	128,260
5.500%, 09/01/37	51,432	57,893
5.500%, 10/01/37	14,659	16,640
5.500%, 11/01/37	383,105	433,275

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.500%, 12/01/37	20,169	22,756
5.500%, 01/01/38	116,739	132,107
5.500%, 02/01/38	311,432	352,635
5.500%, 03/01/38	135,410	152,710
5.500%, 04/01/38	267,023	301,487
5.500%, 05/01/38	577,050	650,862
5.500%, 06/01/38	428,022	484,357
5.500%, 07/01/38	622,683	704,990
5.500%, 08/01/38	1,656,359	1,873,985
5.500%, 09/01/38	427,694	484,068
5.500%, 10/01/38	12,007,112	13,530,850
5.500%, 11/01/38	4,034,548	4,541,927
5.500%, 12/01/38	12,261	13,750
5.500%, 01/01/39	990,639	1,122,604
5.500%, 02/01/39	196,526	221,135
5.500%, 03/01/39	120,957	136,843
5.500%, 06/01/39	4,160,569	4,707,454
5.500%, 09/01/39	107,408	120,827
5.500%, 02/01/40	138,008	156,158
5.500%, 03/01/40	17,659	19,883
5.500%, 05/01/40	3,960	4,489
5.500%, 08/01/40	125,941	142,195
5.500%, 02/01/41	83,603	93,796
Freddie Mac ARM Non-Gold Pool 2.457%, 10/01/34 (b)	61,230	64,683
2.486%, 09/01/35 (b)	483,756	508,847
2.529%, 02/01/35 (b)	42,999	45,463
2.535%, 09/01/35 (b)	268,542	281,439
2.552%, 01/01/35 (b)	58,085	62,072
2.570%, 02/01/35 (b)	59,385	62,486
2.573%, 02/01/35 (b)	60,723	64,029
2.589%, 02/01/35 (b)	21,302	22,475
2.623%, 11/01/34 (b)	95,071	100,376
2.627%, 02/01/35 (b)	51,071	53,610
2.643%, 11/01/31 (b)	28,659	30,413
2.674%, 01/01/35 (b)	255,195	269,764
2.691%, 11/01/34 (b)	29,494	31,271
2.775%, 11/01/34 (b)	48,028	51,022
2.776%, 02/01/35 (b)	57,992	61,335
2.781%, 08/01/35 (b)	564,923	597,258
2.782%, 06/01/35 (b)	1,143,772	1,208,005
2.785%, 11/01/34 (b)	44,044	46,816
2.932%, 02/01/35 (b)	92,559	97,744
2.949%, 01/01/29 (b)	379,906	397,658
2.976%, 03/01/35 (b)	104,809	108,740
3.211%, 08/01/32 (b)	160,495	165,951
Freddie Mac REMICS (CMO) 0.774%, 07/15/34 (b)	59,235	59,023
0.924%, 06/15/41 (b)	14,606,770	14,596,173
2.125%, 11/15/23 (b)	324,588	331,982
3.500%, 07/15/32	4,528	4,546
3.500%, 01/15/42	23,542,984	25,225,863
6.500%, 01/15/24	21,646	24,227

MIST-301

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Structured Pass-Through Securities (CMO) 1.689%, 10/25/44 (b)	1,111,876	$1,134,814
1.689%, 02/25/45 (b)	100,375	102,940
1.867%, 07/25/44 (b)	5,579,795	5,742,373
Ginnie Mae I 30 Yr. Pool
3.000%, TBA (a)	7,000,000	7,329,993
3.500%, TBA (a)	5,000,000	5,315,429
4.000%, TBA (a)	11,000,000	11,823,057
5.000%, 10/15/33	7,104	7,919
5.000%, 12/15/33	40,146	45,175
5.000%, 05/15/34	6,987	7,882
5.000%, 07/15/34	4,619	5,149
5.000%, 11/15/35	4,276	4,806
5.000%, 03/15/36	3,315	3,718
5.000%, 03/15/38	284,405	319,776
5.000%, 06/15/38	580,163	650,176
5.000%, 10/15/38	897,106	1,005,100
5.000%, 11/15/38	220,581	245,885
5.000%, 02/15/39	134,648	150,900
5.000%, 03/15/39	2,120,461	2,377,208
5.000%, 04/15/39	1,209,171	1,361,300
5.000%, 05/15/39	4,333,859	4,900,315
5.000%, 06/15/39	1,529,195	1,711,493
5.000%, 07/15/39	2,920,282	3,282,442
5.000%, 08/15/39	360,758	402,975
5.000%, 09/15/39	460,678	517,455
5.000%, 10/15/39	1,023,382	1,146,913
5.000%, 05/15/40	45,526	51,022
5.000%, 09/15/40	522,248	584,864
5.000%, 12/15/40	37,644	42,188
5.000%, 07/15/41	28,226	31,617
5.000%, TBA (a)	9,000,000	10,019,004
7.000%, 10/15/23	3,954	4,265
7.500%, 01/15/26	4,700	5,192
Ginnie Mae II 30 Yr. Pool 3.500%, TBA (a)	56,000,000	59,412,501
4.000%, 12/20/45	14,652,820	15,705,865
4.000%, 01/20/46	3,118,759	3,343,087
4.000%, TBA (a)	23,000,000	24,643,280
Ginnie Mae II ARM Pool 1.875%, 08/20/27 (b)	72,252	74,150
1.875%, 09/20/27 (b)	67,449	67,615
1.875%, 07/20/29 (b)	8,884	9,225
1.875%, 08/20/29 (b)	9,389	9,749
1.875%, 09/20/29 (b)	11,441	11,678
1.875%, 08/20/31 (b)	3,341	3,477
1.875%, 07/20/32 (b)	6,003	6,122
1.875%, 09/20/33 (b)	51,752	53,827
2.000%, 02/20/22 (b)	9,788	9,898
2.000%, 01/20/23 (b)	14,883	15,273
2.000%, 01/20/26 (b)	12,253	12,251
2.000%, 02/20/26 (b)	10,347	10,694
2.000%, 01/20/27 (b)	4,797	4,966
2.000%, 02/20/27 (b)	5,456	5,450
2.000%, 11/20/27 (b)	18,355	18,883

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool 2.000%, 02/20/28 (b)	13,439	13,929
2.000%, 03/20/28 (b)	13,934	14,442
2.000%, 10/20/28 (b)	11,654	11,947
2.000%, 10/20/29 (b)	6,956	7,195
2.000%, 01/20/30 (b)	34,679	35,967
2.000%, 11/20/30 (b)	49,803	51,625
2.000%, 03/20/32 (b)	583	605
2.000%, 03/20/33 (b)	5,475	5,691
2.125%, 04/20/22 (b)	556	558
2.125%, 05/20/26 (b)	17,694	17,920
2.125%, 06/20/27 (b)	5,332	5,517
2.125%, 05/20/28 (b)	5,550	5,749
2.125%, 04/20/29 (b)	5,825	5,867
2.125%, 05/20/29 (b)	8,203	8,483
2.125%, 04/20/30 (b)	19,488	20,210
2.125%, 05/20/30 (b)	29,563	30,649
2.125%, 06/20/30 (b)	11,059	11,467
2.125%, 04/20/31 (b)	13,928	14,182
2.125%, 04/20/32 (b)	8,391	8,716
2.125%, 05/20/32 (b)	16,954	17,610
2.500%, 11/20/26 (b)	13,603	13,811
2.500%, 10/20/30 (b)	2,915	3,032
2.500%, 10/20/31 (b)	5,768	5,799
Government National Mortgage Association (CMO) 0.830%, 01/16/31 (b)	22,877	22,988
1.030%, 02/16/30 (b)	7,555	7,592
1.094%, 08/20/65 (b)	4,478,489	4,433,120
1.377%, 09/20/66 (b)	10,096,378	10,129,216
1.494%, 12/20/65 (b)	29,845,440	30,215,622

		2,699,668,028

U.S. Treasury—43.8%
U.S. Treasury Bonds 2.250%, 08/15/46 (c)	26,600,000	26,117,875
2.500%, 02/15/45	6,500,000	6,717,347
2.500%, 02/15/46 (c)	8,300,000	8,578,830
2.750%, 08/15/42	62,000,000	67,560,656
2.750%, 11/15/42 (c)	92,800,000	101,021,523
2.875%, 05/15/43	57,100,000	63,577,310
2.875%, 08/15/45 (c) (d)	159,900,000	178,101,097
3.000%, 05/15/42	49,500,000	56,431,930
3.000%, 11/15/44 (c)	125,600,000	143,208,492
3.000%, 05/15/45	17,600,000	20,066,746
3.125%, 02/15/42	15,800,000	18,401,438
3.125%, 02/15/43	20,000,000	23,302,340
3.125%, 08/15/44 (c)	222,100,000	259,206,247
3.375%, 05/15/44 (c)	67,700,000	82,601,921
3.625%, 08/15/43	11,600,000	14,767,798
3.750%, 11/15/43	9,500,000	12,364,098
4.250%, 05/15/39	9,600,000	13,162,877
4.375%, 11/15/39 (c)	74,900,000	104,438,687
4.375%, 05/15/40	11,900,000	16,627,929
4.500%, 08/15/39	15,100,000	21,403,661
4.625%, 02/15/40	12,800,000	18,467,994

MIST-302

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/42 (e)	5,218,745	$5,377,024
0.750%, 02/15/45 (c) (e)	49,566,515	51,090,041
1.000%, 02/15/46 (e)	10,867,776	12,013,576
1.375%, 02/15/44 (c) (e)	5,266,311	6,246,914
1.750%, 01/15/28 (e)	147,844,125	173,049,035
2.000%, 01/15/26 (c) (e)	58,080,187	68,217,445
2.375%, 01/15/25 (e)	125,757,905	149,858,779
2.375%, 01/15/27 (c) (e)	123,513,795	151,474,354
2.500%, 01/15/29 (c) (e)	92,026,711	116,824,321
3.625%, 04/15/28 (e)	743,970	1,027,245
3.875%, 04/15/29 (e)	9,515,545	13,711,101
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/18 (e)	11,868,540	11,997,812
0.125%, 04/15/20 (c) (e) (f) (g)	33,296,508	33,946,056
0.125%, 04/15/21 (e) (f) (g)	11,067,969	11,299,057
0.125%, 01/15/23 (e)	30,444,504	30,924,675
0.125%, 07/15/24 (c) (e)	193,180,724	196,000,969
0.375%, 07/15/25 (c) (e)	22,833,675	23,581,250
0.625%, 07/15/21 (e) (f)	13,133,694	13,791,101
1.250%, 07/15/20 (e) (f) (g)	16,000,895	17,096,764
1.625%, 01/15/18 (e) (f) (g)	12,980,875	13,380,180
U.S. Treasury Notes 0.625%, 09/30/17 (f) (h)	9,780,000	9,775,413
1.375%, 03/31/20 (f) (h)	22,000,000	22,287,892
1.750%, 09/30/22 (f) (h)	20,400,000	20,904,431
2.250%, 11/15/24 (c) (d)	114,200,000	120,574,644
2.500%, 05/15/24 (c)	90,800,000	97,567,415
2.750%, 02/15/24 (f)	43,100,000	47,029,513

		2,675,173,803

Total U.S. Treasury & Government Agencies (Cost $5,193,749,951)		5,374,841,831

Corporate Bonds & Notes—28.6%

Airlines—0.1%
Latam Airlines Pass-Through Trust 4.200%, 11/15/27	3,385,475	3,309,302
4.500%, 11/15/23	2,853,030	2,746,041

		6,055,343

Auto Manufacturers—1.4%
Ford Motor Credit Co. LLC 1.238%, 11/08/16 (b)	27,900,000	27,899,135
1.361%, 09/08/17 (b)	3,700,000	3,701,217
1.500%, 01/17/17	2,550,000	2,554,751
2.943%, 01/08/19	10,000,000	10,241,940
8.000%, 12/15/16	500,000	507,053
General Motors Financial Co., Inc. 3.150%, 01/15/20	12,300,000	12,533,245
3.200%, 07/13/20	18,300,000	18,738,248
Volkswagen Bank GmbH 0.112%, 11/27/17 (EUR) (b)	6,900,000	7,711,968

		83,887,557

Auto Parts & Equipment—0.2%
Schaeffler Holding Finance B.V. 5.750%, 11/15/21 (EUR) (i)	3,900,000	4,780,615
6.250%, 11/15/19 (144A) (i)	5,300,000	5,492,125

		10,272,740

Banks—17.3%
American Express Bank FSB 6.000%, 09/13/17	31,500,000	32,854,563
American Express Centurion Bank 6.000%, 09/13/17	3,300,000	3,441,907
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (j)	1,700,000	416,313
4.750%, 01/15/18 (EUR) (j)	3,100,000	759,160
Banco Popular Espanol S.A. 11.500%, 10/10/18 (EUR) (b)	5,800,000	6,710,889
Banco Santander Chile 1.565%, 04/11/17 (144A) (b)	29,900,000	29,923,920
Banco Santander S.A. 6.250%, 09/11/21 (EUR) (b)	5,900,000	5,931,846
Bank of America Corp. 2.625%, 04/19/21	10,500,000	10,667,066
2.650%, 04/01/19	5,000,000	5,109,305
4.125%, 01/22/24	2,130,000	2,309,976
5.625%, 10/14/16	30,407,000	30,441,451
6.000%, 09/01/17	7,524,000	7,823,696
6.400%, 08/28/17	3,100,000	3,234,323
6.875%, 04/25/18	26,300,000	28,373,965
Bank of America N.A. 1.208%, 05/08/17 (b)	8,000,000	8,008,968
1.287%, 11/14/16 (b)	41,700,000	41,729,815
Bank of Montreal 1.950%, 01/30/17 (144A)	3,600,000	3,611,052
Bank of Nova Scotia (The) 1.250%, 04/11/17	71,200,000	71,217,017
1.950%, 01/30/17 (144A)	800,000	802,616
Barclays Bank plc 2.917%, 08/10/21 (b)	6,400,000	6,534,227
6.500%, 09/15/19 (EUR) (b)	5,200,000	5,448,581
7.750%, 04/10/23 (b)	3,700,000	3,875,750
10.179%, 06/12/21 (144A)	17,900,000	22,876,075
14.000%, 06/15/19 (GBP) (b)	600,000	971,199
BB&T Corp. 1.710%, 06/15/18 (b)	27,200,000	27,366,818
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	7,800,000	8,511,750
BNP Paribas S.A. 7.375%, 08/19/25 (144A) (b)	5,400,000	5,386,500
BPCE S.A. 1.371%, 11/18/16 (b)	54,700,000	54,730,085
Citigroup, Inc. 1.277%, 05/01/17 (b)	65,300,000	65,339,115
Cooperatieve Rabobank UA 8.400%, 06/29/17 (b)	1,800,000	1,872,000
Credit Agricole S.A. 6.500%, 06/23/21 (EUR) (b)	4,700,000	5,245,424

MIST-303

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Agricole S.A. 7.875%, 01/23/24 (b)	1,400,000	$1,399,412
8.125%, 09/19/33 (b)	3,000,000	3,236,250
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	5,710,000	5,673,119
3.800%, 09/15/22	18,300,000	18,694,969
3.800%, 06/09/23 (144A)	12,100,000	12,260,688
Deutsche Bank AG 3.375%, 05/12/21	30,500,000	29,835,131
Goldman Sachs Group, Inc. (The) 1.952%, 04/30/18 (b)	14,261,000	14,390,376
3.750%, 05/22/25	5,375,000	5,644,116
HSBC Holdings plc 2.354%, 01/05/22 (b)	18,400,000	18,482,432
3.081%, 03/08/21 (b)	11,000,000	11,488,389
3.400%, 03/08/21	14,900,000	15,410,489
5.250%, 09/16/22 (EUR) (b)	200,000	219,750
JPMorgan Chase & Co. 1.337%, 02/15/17 (b)	55,300,000	55,377,420
1.933%, 06/07/21 (b)	17,000,000	17,123,233
2.250%, 01/23/20	12,300,000	12,461,597
2.295%, 08/15/21	13,000,000	13,028,275
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	23,600,000	24,612,888
KBC Bank NV 8.000%, 01/25/23 (b)	4,800,000	5,090,880
Lloyds Bank plc 1.702%, 01/22/19 (b)	7,000,000	7,032,410
12.000%, 12/16/24 (144A) (b)	5,700,000	7,809,000
Lloyds Banking Group plc 3.100%, 07/06/21	9,100,000	9,297,488
7.625%, 06/27/23 (GBP) (b)	11,400,000	15,071,625
7.875%, 06/27/29 (GBP) (b)	565,000	758,908
Mizuho Bank, Ltd. 1.307%, 09/25/17 (144A) (b)	1,300,000	1,298,112
1.886%, 10/20/18 (144A) (b)	11,800,000	11,867,508
2.150%, 10/20/18 (144A)	7,200,000	7,261,625
Morgan Stanley 1.995%, 04/25/18 (b)	32,000,000	32,369,856
2.125%, 04/25/18	4,700,000	4,739,504
National Australia Bank, Ltd. 1.118%, 06/30/17 (144A) (b)	48,300,000	48,278,989
National Bank of Canada 2.200%, 10/19/16 (144A)	1,400,000	1,400,690
Novo Banco S.A. 5.000%, 04/04/19 (EUR)	3,748,000	2,862,958
5.000%, 04/23/19 (EUR)	1,466,000	1,119,821
5.000%, 05/14/19 (EUR)	100,000	76,386
5.000%, 05/23/19 (EUR)	237,000	186,360
Royal Bank of Scotland Group plc 6.990%, 10/05/17 (144A) (b)	2,000,000	2,230,000
8.000%, 08/10/25 (b)	5,700,000	5,358,000
Royal Bank of Scotland plc (The) 6.934%, 04/09/18 (EUR)	6,732,000	8,206,492
9.500%, 03/16/22 (b)	14,200,000	14,630,942

Banks—(Continued)
Societe Generale S.A. 4.250%, 04/14/25 (144A)	10,900,000	10,880,075
Sumitomo Mitsui Financial Group, Inc. 2.934%, 03/09/21	15,100,000	15,519,297
UBS AG 1.402%, 06/01/17 (b)	11,000,000	11,011,748
1.692%, 06/01/20 (b)	4,000,000	3,997,608
7.625%, 08/17/22	3,600,000	4,194,000
UBS Group Funding Jersey, Ltd. 3.000%, 04/15/21 (144A)	14,000,000	14,378,924
4.125%, 04/15/26 (144A)	10,200,000	10,725,137
Wachovia Corp. 1.120%, 06/15/17 (b)	27,870,000	27,873,651
Wells Fargo & Co. 7.980%, 03/15/18 (b)	11,300,000	11,809,630

		1,058,201,530

Beverages—0.0%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	1,400,000	1,477,713

Chemicals—0.0%
Rohm & Haas Co. 6.000%, 09/15/17	2,438,000	2,540,447

Computers—0.4%
Apple, Inc. 2.850%, 05/06/21	3,700,000	3,899,190
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 4.420%, 06/15/21 (144A)	11,300,000	11,809,856
5.450%, 06/15/23 (144A)	9,600,000	10,285,987

		25,995,033

Diversified Financial Services—1.7%
Ally Financial, Inc.
2.750%, 01/30/17	14,700,000	14,727,563
5.500%, 02/15/17	15,000,000	15,187,500
Bear Stearns Cos. LLC (The) 6.400%, 10/02/17	1,400,000	1,466,388
7.250%, 02/01/18	4,200,000	4,510,380
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros 5.500%, 07/16/20 (144A)	1,000,000	1,062,000
CIT Group, Inc. 5.250%, 03/15/18	5,700,000	5,942,250
LeasePlan Corp. NV 2.875%, 01/22/19 (144A) (k)	17,600,000	17,766,725
Navient Corp. 8.450%, 06/15/18	8,300,000	8,922,500
OneMain Financial Holdings LLC 6.750%, 12/15/19 (144A)	3,100,000	3,258,875
7.250%, 12/15/21 (144A)	3,100,000	3,258,875
Piper Jaffray Cos. 5.060%, 10/09/18 (144A) (k)	5,000,000	5,081,250

MIST-304

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Preferred Term Securities XX, Ltd. / Preferred Term Securities XX, Inc. 1.250%, 03/22/38 (144A) (b)	11,378,505	$8,021,846
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	3,851,624	3,514,607
Springleaf Finance Corp. 8.250%, 12/15/20	7,000,000	7,682,500
SteelRiver Transmission Co. LLC 4.710%, 06/30/17 (144A) (k)	5,258,286	5,318,535

		105,721,794

Electric—0.8%
Dynegy, Inc. 6.750%, 11/01/19	22,450,000	23,011,250
7.375%, 11/01/22	7,000,000	6,912,500
7.625%, 11/01/24	3,600,000	3,535,200
IPALCO Enterprises, Inc. 3.450%, 07/15/20	6,500,000	6,662,500
Majapahit Holding B.V. 7.250%, 06/28/17	2,040,000	2,113,440
7.750%, 01/20/20	5,000,000	5,750,000

		47,984,890

Healthcare-Services—0.2%
Aetna, Inc. 1.900%, 06/07/19	5,200,000	5,247,715
HCA, Inc. 3.750%, 03/15/19	4,500,000	4,651,875

		9,899,590

Holding Companies-Diversified—0.1%
Blackstone CQP Holdco L.P. 9.296%, 03/19/19 (144A) (k)	6,768,041	6,844,181

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	7,400,000	7,877,048

Lodging—0.1%
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,994,422

Media—0.3%
DISH DBS Corp. 4.250%, 04/01/18	500,000	513,750
4.625%, 07/15/17	1,000,000	1,017,500
SFR Group S.A. 6.250%, 05/15/24 (144A)	8,164,000	8,110,542
Time Warner Cable LLC 6.750%, 07/01/18	4,900,000	5,324,149
Virgin Media Secured Finance plc 5.125%, 01/15/25 (GBP)	2,000,000	2,657,106
5.500%, 01/15/25 (GBP)	2,700,000	3,604,592

		21,227,639

Oil & Gas—1.3%
Canadian Natural Resources, Ltd. 1.750%, 01/15/18	3,900,000	3,894,556
CNPC General Capital, Ltd. 1.717%, 05/14/17 (144A) (b)	13,600,000	13,605,671
Petrobras Global Finance B.V. 3.737%, 03/17/20 (b)	4,500,000	4,398,750
4.375%, 05/20/23	4,600,000	4,114,700
4.875%, 03/17/20	1,000,000	1,002,500
5.750%, 01/20/20	5,200,000	5,358,600
6.125%, 10/06/16	3,100,000	3,098,760
Statoil ASA 1.248%, 11/08/18 (b)	40,700,000	40,768,864

		76,242,401

Pharmaceuticals—0.8%
AbbVie, Inc. 1.800%, 05/14/18	11,200,000	11,245,752
2.500%, 05/14/20	5,000,000	5,097,370
2.850%, 05/14/23	11,000,000	11,167,233
Actavis Funding SCS 3.000%, 03/12/20	1,800,000	1,858,527
3.450%, 03/15/22	4,900,000	5,144,206
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	8,000,000	7,995,896
Valeant Pharmaceuticals International, Inc. 4.500%, 05/15/23 (EUR)	3,900,000	3,461,040

		45,970,024

Pipelines—1.1%
Energy Transfer Partners L.P. 4.750%, 01/15/26	4,500,000	4,649,179
6.125%, 12/15/45	5,800,000	6,057,706
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	3,900,000	3,699,513
5.950%, 02/15/18	5,399,000	5,677,826
6.850%, 02/15/20	4,200,000	4,766,349
6.950%, 01/15/38	1,100,000	1,248,783
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A)	4,420,000	4,635,329
Kinder Morgan, Inc. 1.500%, 03/16/22 (EUR)	6,000,000	6,868,428
MPLX L.P. 4.875%, 06/01/25	6,700,000	6,922,989
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	6,500,000	7,167,394
Sabine Pass Liquefaction LLC 5.875%, 06/30/26 (144A)	12,400,000	13,477,250

		65,170,746

Real Estate Investment Trusts—0.6%
Brixmor Operating Partnership L.P. 4.125%, 06/15/26	5,500,000	5,700,008
Digital Realty Trust L.P. 3.400%, 10/01/20	5,300,000	5,523,432
4.750%, 10/01/25	8,000,000	8,680,512

MIST-305

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Goodman Funding Pty, Ltd. 6.000%, 03/22/22 (144A)	5,000,000	$5,812,555
Welltower, Inc. 4.250%, 04/01/26	10,300,000	11,120,189

		36,836,696

Retail—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	847,936	1,033,482

Software—0.1%
Oracle Corp. 1.900%, 09/15/21	6,000,000	6,015,222

Telecommunications—1.8%
AT&T, Inc. 3.400%, 05/15/25	8,500,000	8,732,968
Sprint Communications, Inc. 9.125%, 03/01/17	2,000,000	2,045,000
Telefonica Emisiones S.A.U. 1.513%, 06/23/17 (b)	29,500,000	29,472,683
Verizon Communications, Inc. 1.234%, 06/09/17 (b)	39,900,000	39,957,975
2.606%, 09/14/18 (b)	3,700,000	3,797,177
3.000%, 11/01/21	6,800,000	7,115,200
3.500%, 11/01/24	6,600,000	7,040,042
3.650%, 09/14/18	8,400,000	8,767,449
Wind Acquisition Finance S.A. 3.705%, 07/15/20 (EUR) (b)	2,800,000	3,140,503

		110,068,997

Transportation—0.1%
Hellenic Railways Organization S.A. 4.028%, 03/17/17 (EUR)	4,900,000	5,380,563
5.014%, 12/27/17 (EUR)	500,000	537,101

		5,917,664

Trucking & Leasing—0.1%
GATX Corp. 6.000%, 02/15/18	5,000,000	5,273,695

Total Corporate Bonds & Notes (Cost $1,728,441,332)		1,743,508,854

Asset-Backed Securities—9.0%

Asset-Backed - Automobile—0.1%
Santander Drive Auto Receivables Trust 1.200%, 12/17/18	3,220,079	3,221,260

Asset-Backed - Home Equity—2.4%
ACE Securities Corp. Home Equity Loan Trust 0.675%, 04/25/36 (b)	8,754,830	7,768,501
0.995%, 10/25/35 (b)	7,100,000	6,472,583

Asset-Backed - Home Equity—(Continued)
Asset-Backed Funding Certificates Trust 1.225%, 06/25/34 (b)	2,471,516	2,330,195
Asset-Backed Securities Corp. Home Equity Loan Trust 0.605%, 05/25/37 (b)	29,398	21,092
0.975%, 11/25/35 (b)	2,000,000	1,843,944
Bear Stearns Asset-Backed Securities I Trust 0.775%, 04/25/37 (b)	14,548,818	11,344,461
0.984%, 02/25/36 (b)	1,000,000	852,348
1.195%, 06/25/35 (b)	7,800,000	6,955,893
1.325%, 10/27/32 (b)	19,041	17,766
1.525%, 10/25/37 (b)	4,096,482	3,815,759
Citigroup Mortgage Loan Trust 0.685%, 12/25/36 (144A) (b)	11,468,795	7,494,955
0.695%, 05/25/37 (b)	13,485,000	12,558,888
HSI Asset Securitization Corp. Trust 0.695%, 12/25/36 (b)	12,148,006	5,212,942
MASTR Asset-Backed Securities Trust 0.695%, 10/25/36 (b)	8,326,157	7,751,648
Merrill Lynch Mortgage Investors Trust 1.025%, 06/25/36 (b)	2,105,021	2,023,459
Morgan Stanley ABS Capital I, Inc. Trust 0.585%, 05/25/37 (b)	286,327	186,093
0.675%, 06/25/36 (b)	1,336,052	1,174,842
Morgan Stanley Home Equity Loan Trust 0.695%, 04/25/37 (b)	23,639,710	14,850,385
Option One Mortgage Corp. Asset-Backed Certificates 1.165%, 08/25/33 (b)	16,446	15,710
Renaissance Home Equity Loan Trust 1.404%, 08/25/33 (b)	106,933	99,154
5.812%, 11/25/36	23,540,075	13,895,193
Residential Asset Securities Corp. Trust 0.675%, 07/25/36 (b)	12,526,321	11,044,336
0.805%, 06/25/36 (b)	6,000,000	4,940,084
1.105%, 06/25/33 (b)	1,034,628	898,002
1.289%, 03/25/34 (b)	2,034,968	1,909,050
Soundview Home Loan Trust 0.705%, 05/25/36 (b)	7,660,907	7,327,768
WaMu Asset-Backed Certificates Trust 0.750%, 05/25/47 (b)	13,200,004	10,547,652

		143,352,703

Asset-Backed - Manufactured Housing—0.0%
Conseco Financial Corp. 6.220%, 03/01/30	41,556	43,614
Mid-State Trust 7.791%, 03/15/38	118,494	127,456

		171,070

Asset-Backed - Other—6.5%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.305%, 05/25/34 (b)	5,736,092	5,375,808

MIST-306

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Ares CLO, Ltd. 1.768%, 01/17/24 (144A) (b)	15,000,000	$15,013,335
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.905%, 02/25/36 (b)	6,958,784	4,941,067
Bridgeport CLO II, Ltd. 1.087%, 06/18/21 (144A) (b)	1,899,001	1,868,853
CELF Loan Partners IV plc 0.119%, 05/03/23 (GBP) (b)	11,127,991	14,231,287
Chapel B.V. 0.362%, 11/17/64 (EUR) (b)	1,834,349	2,020,171
CIFC Funding, Ltd. 1.920%, 08/14/24 (144A) (b)	10,000,000	9,957,270
Citigroup Mortgage Loan Trust, Inc. 0.585%, 07/25/45 (b)	428,742	309,326
0.765%, 10/25/36 (b)	9,371,789	9,218,191
Countrywide Asset-Backed Certificates 0.665%, 02/25/37 (b)	713,661	703,090
0.665%, 04/25/47 (b)	5,668,639	4,905,696
0.675%, 05/25/37 (b)	2,122,411	1,996,998
0.675%, 06/25/47 (b)	654,528	606,306
0.725%, 06/25/47 (b)	10,441,449	8,107,100
0.745%, 09/25/37 (b)	9,330,739	7,722,491
1.085%, 12/25/35 (b)	3,500,000	3,409,269
4.961%, 10/25/46 (b)	10,485,412	9,200,787
5.301%, 10/25/32 (b)	14,213,179	12,553,872
CWABS Asset-Backed Certificates Trust 0.674%, 09/25/46 (b)	6,039,228	5,769,475
0.675%, 03/25/47 (b)	2,209,372	2,053,436
0.875%, 04/25/36 (b)	1,758,478	1,734,971
1.225%, 11/25/35 (b)	10,000,000	8,706,371
1.529%, 01/25/35 (b)	1,385,643	1,386,489
First Franklin Mortgage Loan Trust 0.665%, 12/25/36 (b)	7,772,312	4,700,110
0.885%, 10/25/35 (b)	8,704,843	8,230,362
1.950%, 10/25/34 (b)	5,362,296	4,564,796
GSAMP Trust 0.695%, 12/25/36 (b)	3,468,956	1,960,829
0.915%, 01/25/36 (b)	14,600,000	12,554,715
1.845%, 12/25/34 (b)	7,217,265	4,916,031
Hillmark Funding, Ltd. 1.061%, 05/21/21 (144A) (b)	8,946,203	8,903,217
Home Equity Loan Trust 0.755%, 04/25/37 (b)	15,900,000	10,156,174
Home Equity Mortgage Loan Asset-Backed Trust 0.775%, 03/25/36 (b)	3,916,315	3,850,561
KKR Financial CLO, Ltd. 2.165%, 01/23/26 (144A) (b)	6,600,000	6,604,118
LCM L.P. 1.873%, 07/14/22 (144A) (b)	3,994,539	3,994,380
Lehman XS Trust 0.695%, 02/25/37 (b)	14,069,322	8,169,780
1.325%, 10/25/35 (b)	5,066,436	4,917,311
Lockwood Grove CLO, Ltd. 2.085%, 01/25/24 (144A) (b)	12,416,904	12,416,842

Asset-Backed - Other—(Continued)
Long Beach Mortgage Loan Trust 0.680%, 08/25/36 (b)	10,646,396	5,804,978
1.305%, 08/25/35 (b)	10,000,000	6,985,487
Morgan Stanley ABS Capital I, Inc. Trust 1.485%, 06/25/35 (b)	5,289,542	5,238,033
Mountain View Funding CLO, Ltd. 0.940%, 04/15/19 (144A) (b)	831,860	831,590
Neuberger Berman CLO, Ltd. 1.931%, 07/25/23 (144A) (b)	5,900,000	5,860,494
OHA Park Avenue CLO I, Ltd. 1.106%, 03/14/22 (144A) (b)	2,852,814	2,826,516
OneMain Financial Issuance Trust 3.190%, 03/18/26 (144A)	6,900,000	6,970,285
Palmer Square CLO, Ltd. 2.079%, 10/17/25 (144A) (b)	4,200,000	4,200,025
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.015%, 09/25/35 (b)	5,000,000	4,100,139
1.575%, 10/25/34 (b)	5,800,000	5,104,879
2.325%, 12/25/34 (b)	4,636,570	4,121,179
Penta CLO S.A. 0.067%, 06/04/24 (EUR) (b)	568,605	636,705
RAMP Trust 0.825%, 05/25/36 (b)	28,737,324	23,276,103
0.885%, 08/25/46 (b)	11,503,598	6,847,679
Residential Asset Securities Corp. Trust 0.685%, 11/25/36 (b)	9,435,458	8,500,272
0.865%, 04/25/37 (b)	13,555,046	10,399,239
RMAT LLC 4.090%, 07/27/20 (144A)	8,357,945	8,315,998
Securitized Asset-Backed Receivables LLC Trust 0.775%, 05/25/36 (b)	10,305,881	6,326,187
Soundview Home Loan Trust 0.635%, 02/25/37 (b)	2,612,774	1,101,644
Specialty Underwriting & Residential Finance Trust 0.795%, 04/25/37 (b)	5,634,564	3,231,691
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A) (k)	15,200,000	15,200,000
Structured Asset Investment Loan Trust 1.260%, 08/25/35 (b)	8,760,000	8,529,874
Structured Asset Securities Corp. Mortgage Loan Trust 0.685%, 03/25/36 (b)	2,982,310	2,897,475
1.425%, 08/25/37 (b)	857,038	819,248
Sunrise S.r.l. 0.202%, 08/27/31 (EUR) (b)	46,221	51,923
U.S. Small Business Administration 5.471%, 03/10/18	555,241	586,235
5.500%, 10/01/18	6,137	6,307
6.220%, 12/01/28	3,479,812	3,963,057
Wells Fargo Home Equity Asset-Backed Securities Trust 1.005%, 12/25/35 (b)	20,861,000	18,625,087

MIST-307

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Wood Street CLO B.V. 0.107%, 11/22/21 (144A) (EUR) (b)	443,082	$497,436

		399,586,650

Asset-Backed - Student Loan—0.0%
SLM Student Loan Trust 0.845%, 01/25/19 (b)	946,698	946,203

Total Asset-Backed Securities (Cost $527,001,299)		547,277,886

Mortgage-Backed Securities—6.3%

Collateralized Mortgage Obligations—3.9%
Adjustable Rate Mortgage Trust 3.162%, 11/25/35 (b)	491,209	412,372
Alternative Loan Trust 5.500%, 02/25/36	4,622,965	3,932,083
6.000%, 04/25/37	4,708,698	3,759,067
Alternative Loan Trust Resecuritization 2.884%, 03/25/47 (b)	4,458,571	4,204,429
American Home Mortgage Assets Trust 1.427%, 11/25/46 (b)	3,899,989	2,048,797
American Home Mortgage Investment Trust 3.245%, 02/25/45 (b)	1,322,693	1,329,632
Banc of America Alternative Loan Trust 15.784%, 09/25/35 (b)	4,550,299	5,478,950
26.299%, 11/25/46 (b)	2,187,639	3,725,607
Banc of America Funding Trust 2.925%, 02/20/36 (b)	3,660,891	3,586,774
2.997%, 05/25/35 (b)	1,395,840	1,424,693
3.002%, 01/20/47 (b)	255,911	215,070
Banc of America Funding, Ltd. 0.785%, 10/03/39 (144A) (b)	88,635	88,624
BCAP LLC Trust 4.000%, 02/26/37 (144A) (b)	1,407,952	1,397,731
5.250%, 02/26/36 (144A)	5,195,175	4,438,028
5.250%, 08/26/37 (144A)	7,025,449	7,232,532
Bear Stearns Adjustable Rate Mortgage Trust 2.460%, 08/25/35 (b)	559,245	557,062
2.580%, 08/25/35 (b)	20,504	20,597
2.927%, 02/25/33 (b)	15,719	14,884
3.040%, 10/25/35 (b)	4,308,957	4,262,137
Bear Stearns ALT-A Trust 1.365%, 11/25/34 (b)	394,679	384,453
2.980%, 05/25/35 (b)	1,564,987	1,503,474
3.021%, 05/25/36 (b)	2,690,377	1,845,976
3.072%, 11/25/36 (b)	4,505,619	3,386,657
3.086%, 11/25/36 (b)	2,830,472	2,065,243
3.142%, 09/25/35 (b)	1,270,810	1,090,802
Bear Stearns Structured Products, Inc. Trust 2.966%, 01/26/36 (b)	1,382,586	1,101,124
3.279%, 12/26/46 (b)	1,042,652	789,809

Collateralized Mortgage Obligations—(Continued)
Chase Mortgage Finance Trust 2.661%, 12/25/35 (b)	3,653,501	3,467,350
2.793%, 03/25/37 (b)	2,203,369	2,010,075
3.171%, 09/25/36 (b)	3,925,292	3,453,125
ChaseFlex Trust 0.825%, 07/25/37 (b)	6,555,456	4,911,772
Chevy Chase Funding LLC Mortgage-Backed Certificate 0.775%, 08/25/35 (144A) (b)	49,031	43,699
CHL Mortgage Pass-Through Trust 5.500%, 12/25/34	7,611,564	7,628,820
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	3,090,863	3,129,591
Citigroup Mortgage Loan Trust 2.430%, 09/25/35 (b)	2,003,294	2,051,892
2.679%, 10/25/46 (b)	2,352,575	1,883,648
2.760%, 09/25/35 (b)	673,675	672,623
2.930%, 10/25/35 (b)	3,652,256	3,599,734
Countrywide Alternative Loan Trust 0.742%, 03/20/46 (b)	188,281	139,504
4.475%, 05/25/35 (b) (l)	1,967,008	182,940
Countrywide Home Loan Mortgage Pass-Through Trust 0.815%, 04/25/35 (b)	151,013	129,567
1.165%, 03/25/35 (b)	680,063	558,862
2.990%, 09/20/36 (b)	4,021,044	3,173,921
Countrywide Home Reperforming Loan REMIC Trust 0.865%, 06/25/35 (144A) (b)	2,175,476	1,924,202
Credit Suisse First Boston Mortgage Securities Corp. 1.090%, 03/25/32 (144A) (b)	63,377	58,606
6.000%, 11/25/35	2,477,448	1,987,248
Deutsche Alt-A Securities Mortgage Loan Trust 0.715%, 08/25/47 (b)	6,129,635	5,294,844
Downey Savings & Loan Association Mortgage Loan Trust 2.709%, 07/19/44 (b)	610,547	601,981
First Horizon Alternative Mortgage Securities Trust 4.175%, 01/25/36 (b) (l)	36,036,628	5,409,981
First Horizon Mortgage Pass-Through Trust 2.980%, 08/25/35 (b)	318,487	276,107
GreenPoint MTA Trust 0.965%, 06/25/45 (b)	71,540	62,482
GSR Mortgage Loan Trust 2.896%, 04/25/36 (b)	3,110,404	2,726,021
2.917%, 09/25/35 (b)	53,859	54,734
6.000%, 03/25/32	156	160
HarborView Mortgage Loan Trust 0.721%, 01/19/38 (b)	162,729	139,743
0.751%, 05/19/35 (b)	1,125,495	933,372
IndyMac ARM Trust 1.978%, 01/25/32 (b)	526	458
2.130%, 01/25/32 (b)	30,473	29,326

MIST-308

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
IndyMac INDX Mortgage Loan Trust 0.645%, 07/25/36 (b)	6,995,991	$5,807,987
0.735%, 05/25/46 (b)	8,051,207	6,616,843
JPMorgan Mortgage Trust 2.920%, 07/25/35 (b)	2,595,533	2,544,987
5.750%, 01/25/36	399,967	337,255
Lehman Mortgage Trust 1.125%, 08/25/36 (b) (m)	8,936,017	5,912,666
MASTR Alternative Loan Trust 0.925%, 03/25/36 (b)	711,626	142,210
6.500%, 02/25/35	9,905,789	11,150,954
MASTR Asset Securitization Trust 6.000%, 06/25/36	710,703	665,661
Merrill Lynch Mortgage Investors Trust 0.775%, 11/25/35 (b)	82,415	77,072
0.905%, 08/25/35 (b)	5,806,101	5,578,207
1.523%, 10/25/35 (b)	127,973	120,940
Morgan Stanley Re-REMIC Trust 0.986%, 03/26/37 (144A) (b)	4,445,097	3,035,248
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.976%, 05/25/35	1,416,061	1,163,756
RALI Series Trust 6.250%, 01/25/37	5,301,820	4,262,043
RBSSP Resecuritization Trust 0.764%, 06/27/36 (144A) (b)	8,300,000	6,957,456
2.620%, 01/26/36 (144A) (b)	14,518,447	14,660,062
Residential Accredit Loans, Inc. Trust 0.705%, 06/25/46 (b)	1,673,571	728,879
0.965%, 06/25/34 (b)	1,583,004	1,538,132
6.000%, 12/25/35	10,041,545	8,677,908
Residential Asset Securitization Trust 6.000%, 06/25/36	4,348,933	3,130,039
RFMSI Trust 0.875%, 06/25/18 (b)	553	540
Sequoia Mortgage Trust 0.882%, 07/20/33 (b)	256,251	239,119
1.171%, 04/19/27 (b)	1,002,480	931,421
Structured Adjustable Rate Mortgage Loan Trust 1.841%, 04/25/35 (b)	7,297,740	6,893,038
2.848%, 01/25/35 (b)	1,821,535	1,715,343
3.041%, 08/25/35 (b)	161,821	149,788
Structured Asset Mortgage Investments II Trust 0.755%, 05/25/45 (b)	1,080,530	944,469
0.781%, 07/19/35 (b)	920,501	877,703
WaMu Mortgage Pass-Through Certificates Trust 1.864%, 08/25/42 (b)	77,643	73,945
1.907%, 06/25/42 (b)	153,897	147,741
Wells Fargo Mortgage-Backed Securities Trust 2.881%, 09/25/33 (b)	599,788	594,606
2.894%, 03/25/36 (b)	11,534,530	10,993,039
3.001%, 04/25/36 (b)	1,120,260	1,092,626

Collateralized Mortgage Obligations—(Continued)
Wells Fargo Mortgage-Backed Securities Trust 3.003%, 10/25/36 (b)	2,548,507	2,413,814
3.015%, 07/25/36 (b)	7,248,218	6,927,199
3.198%, 04/25/36 (b)	146,496	15,420
5.750%, 03/25/36	3,874,826	3,918,751

		237,869,862

Commercial Mortgage-Backed Securities—2.4%
BAMLL Commercial Mortgage Securities Trust 3.524%, 12/15/33 (144A) (b)	15,200,000	15,410,290
Banc of America Commercial Mortgage Trust 5.451%, 01/15/49	5,820,952	5,843,905
Bear Stearns Commercial Mortgage Securities Trust 5.331%, 02/11/44	242,424	244,228
5.700%, 06/11/50	4,915,907	5,063,266
Credit Suisse Commercial Mortgage Trust 5.297%, 12/15/39	670,145	671,188
5.383%, 02/15/40	405,462	406,196
Freddie Mac Multifamily Structured Pass-Through Certificates 1.419%, 08/25/22 (b) (l)	43,741,584	2,713,938
Greenwich Capital Commercial Mortgage Trust 5.444%, 03/10/39	4,685,067	4,691,966
GS Mortgage Securities Trust 3.601%, 10/10/49 (144A) (k)	13,346,000	13,867,361
JPMorgan Chase Commercial Mortgage Securities Corp. 1.977%, 01/15/33 (144A) (b) (k)	15,200,000	15,199,992
JPMorgan Chase Commercial Mortgage Securities Trust 2.962%, 10/05/28 (144A)	8,700,000	8,812,433
5.420%, 01/15/49	187,636	189,033
5.794%, 02/12/51 (b)	11,929,192	12,239,539
LB-UBS Commercial Mortgage Trust 5.866%, 09/15/45 (b)	10,956,479	11,349,859
ML-CFC Commercial Mortgage Trust 5.485%, 03/12/51 (b)	2,200,000	2,222,092
6.069%, 08/12/49 (b)	7,198,558	7,355,580
Morgan Stanley Capital Trust 1.678%, 08/14/31 (144A) (b)	22,130,272	22,009,746
Morgan Stanley Re-REMIC Trust 5.988%, 08/12/45 (144A) (b)	736,181	744,147
Wachovia Bank Commercial Mortgage Trust 5.888%, 06/15/49 (b)	16,700,000	16,974,859

		146,009,618

Total Mortgage-Backed Securities (Cost $381,218,637)		383,879,480

MIST-309

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Municipals—4.0%

Security Description	Principal Amount*	Value
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable 8.084%, 02/15/50	6,900,000	$11,505,750
Bay Area Toll Bridge Authority, Build America Bonds 7.043%, 04/01/50	10,400,000	16,632,824
California Infrastructure & Economic Development Bank Revenue, Build America Bonds 6.486%, 05/15/49	2,500,000	3,505,575
California State General Obligation Unlimited, Build America Bonds 7.625%, 03/01/40	11,700,000	18,517,941
California State Public Works Board Lease Revenue Build America Bonds, Taxable, University Projects 7.804%, 03/01/35	3,100,000	4,417,190
California State University Revenue, Build America Bonds 6.484%, 11/01/41	4,400,000	6,044,236
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds 5.944%, 07/01/40	7,800,000	10,266,204
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	315,000	334,407
6.899%, 12/01/40	14,500,000	19,187,420
City of Chicago, IL General Obligation Unlimited 7.750%, 01/01/42	11,400,000	12,260,130
Clark County, NV, Airport Revenue 6.820%, 07/01/45	2,000,000	3,111,340
East Baton Rouge Sewer Commission, Build America Bonds 6.087%, 02/01/45	15,000,000	16,758,900
Irvine Ranch CA, Water District, Build America Bonds, Taxable 6.622%, 05/01/40	21,700,000	30,969,372
Los Angeles CA, Wastewater System Revenue, Build America Bonds 5.713%, 06/01/39	2,300,000	3,024,155
Los Angeles Department of Water & Power Revenue, Build America Bonds 6.166%, 07/01/40	18,190,000	20,765,704
Los Angeles, Unified School District, Build America Bonds 6.758%, 07/01/34	1,100,000	1,595,462
Metropolitan Transportation Authority, Build America Bonds, Metro Transit Authority 6.089%, 11/15/40	200,000	274,334
Newport Beach CA, Certificates of Participation, Build America Bonds 7.168%, 07/01/40	31,650,000	42,920,249
Pennsylvania Economic Development Financing Authority, Build America Bonds 6.532%, 06/15/39	1,000,000	1,253,630
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit 7.242%, 01/01/41	1,800,000	2,310,678
State of California General Obligation Unlimited, Build America Bonds 7.500%, 04/01/34	1,900,000	2,878,937
State of Illinois General Obligation Unlimited, Build America Bonds 6.725%, 04/01/35	5,720,000	6,250,015
State of Texas Transportation Commission Revenue, Build America Bonds 5.178%, 04/01/30	2,300,000	2,935,122
Tobacco Settlement Financing Authority, Revenue Bonds 7.467%, 06/01/47	7,110,000	6,818,490

Total Municipals (Cost $190,315,655)		244,538,065

Foreign Government—2.0%

Provincial—1.2%
Province of Ontario Canada 1.650%, 09/27/19	7,000,000	7,061,880
3.150%, 06/02/22 (CAD)	9,300,000	7,794,151
4.000%, 06/02/21 (CAD)	31,100,000	26,734,455
4.400%, 04/14/20	2,700,000	2,973,891
Province of Quebec Canada 3.500%, 07/29/20	10,600,000	11,405,770
3.500%, 12/01/22 (CAD)	3,300,000	2,823,620
4.250%, 12/01/21 (CAD)	15,200,000	13,309,080

		72,102,847

Sovereign—0.8%
Banco Nacional de Desenvolvimento Economico e Social 4.125%, 09/15/17 (144A) (EUR)	2,700,000	3,104,296
Brazil Letras do Tesouro Nacional Zero Coupon, 04/01/17 (BRL)	132,900,000	38,390,187
Brazil Notas do Tesouro Nacional 10.000%, 01/01/17 (BRL)	8,300,000	2,520,634
Export-Import Bank of Korea 4.000%, 01/29/21	2,500,000	2,728,597
5.125%, 06/29/20	2,500,000	2,804,180

		49,547,894

Total Foreign Government (Cost $134,314,797)		121,650,741

MIST-310

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (n)—0.2%

Security Description	Shares/ Principal/ Notional Amount*	Value

Auto Manufacturers—0.1%
FCA U.S. LLC Term Loan B, 3.500%, 05/24/17	9,390,261	$9,419,606

Transportation—0.1%
Swissport Investments S.A. Term Loan B, 6.250%, 02/09/22 (EUR)	3,000,000	3,397,955

Total Floating Rate Loans (Cost $12,629,801)		12,817,561

Preferred Stock—0.1%

Banks—0.1%
GMAC Capital Trust, 6.602% (b) (Cost $7,611,350)	304,454	7,736,176

Purchased Options—0.0%

Interest Rate Swaptions—0.0%
Call - OTC - 2-Year Interest Rate Swap, Exercise Rate 2.100%, Expires 01/30/18 (Counterparty - JPMorgan Chase Bank N.A.) (m)	83,600,000	1,606,207
Call - OTC - 5-Year Interest Rate Swap, Exercise Rate 1.000%, Expires 12/13/16 (Counterparty - Morgan Stanley Capital Services LLC) (m)	64,600,000	116,073
Call - OTC - 5-Year Interest Rate Swap, Exercise Rate 1.000%, Expires 12/21/16 (Counterparty - Citibank N.A.) (m)	66,800,000	137,975
Call - OTC - 5-Year Interest Rate Swap, Exercise Rate 1.000%, Expires 12/21/16 (Counterparty - Morgan Stanley Capital Services LLC) (m)	95,600,000	197,462
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.905%, Expires 08/20/18 (Counterparty - Morgan Stanley Capital Services LLC) (m)	10,200,000	208,345
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.930%, Expires 08/20/18 (Counterparty - Goldman Sachs Bank USA) (m)	11,900,000	258,147
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.940%, Expires 08/20/18 (Counterparty - Goldman Sachs Bank USA) (m)	10,400,000	200,692
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 3.020%, Expires 08/21/17 (Counterparty - Morgan Stanley Capital Services LLC) (m)	22,600,000	94,445

		2,819,346

Options on Exchange-Traded Futures Contracts—0.0%
Put - U.S. Treasury Note 5 Year Futures @108.00, Expires12/16/16	6,053	47,292
Put - U.S. Treasury Note 5 Year Futures @111.50, Expires12/16/16	2,018	15,767
Put - U.S. Treasury Note 5 Year Futures @113.00, Expires 11/16/16	755	755

		63,814

Total Purchased Options (Cost $8,039,795)		2,883,160

Short-Term Investments—13.1%

Certificate of Deposit—2.1%
Barclays Bank plc 1.641%, 09/08/17	23,000,000	23,000,000
Credit Suisse (NY) 1.645%, 09/12/17	54,400,000	54,400,000
Natixis (NY) 1.553%, 09/25/17	2,300,000	2,300,000
1.553%, 10/02/17	5,800,000	5,800,000
Sumitomo Mitsui Banking Corp. 1.550%, 09/15/17	13,700,000	13,700,000
Sumitomo Mitsui Trust Bank, Ltd. 1.584%, 09/18/17	27,600,000	27,600,000

		126,800,000

Commercial Paper—1.3%
Autonation, Inc. 1.300%, 10/04/16 (144A) (o)	9,000,000	8,999,025
Coca-Cola Co. (The) 0.870%, 01/06/17 (o)	22,300,000	22,247,725
Ford Motor Credit Co. 1.700%, 09/12/17 (o)	22,700,000	22,329,107
Marriott International, Inc. 0.800%, 11/08/16 (o)	4,600,000	4,596,320
Nisource Finance Corp. 1.150%, 10/11/16 (o)	8,600,000	8,597,253
Rockwell Collins, Inc. 0.700%, 11/01/16 (o)	8,900,000	8,894,981
Viacom, Inc. 1.300%, 11/14/16 (144A) (o)	6,300,000	6,290,445
Wyndham Worldwide Corp. 1.080%, 10/20/16 (144A) (o)	1,000,000	999,430

		82,954,286

Foreign Government—9.6%
Japan Treasury Bills 0.000%, 11/07/16 (JPY) (o)	3,090,000,000	30,478,422
0.000%, 11/21/16 (JPY) (o)	9,210,000,000	90,852,352
0.000%, 11/28/16 (JPY) (o)	18,420,000,000	181,714,149
0.000%, 12/05/16 (JPY) (o)	7,260,000,000	71,623,814

MIST-311

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Foreign Government—(Continued)
Japan Treasury Bills 0.000%, 12/12/16 (JPY) (o)	9,260,000,000	$91,359,824
0.000%, 12/19/16 (JPY) (o)	5,060,000,000	49,925,017
0.000%, 01/10/17 (JPY) (o)	6,860,000,000	67,716,971

		583,670,549

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $2,237,466 on 10/03/16, collateralized by $2,130,000 U.S. Treasury Note at 2.625% due 11/15/20 with a value of $2,284,425.	2,237,461	2,237,461

U.S. Treasury—0.1%
U.S. Treasury Bills 0.439%, 03/02/17 (h) (o)	100,000	99,816
0.496%, 03/09/17 (f) (h) (o)	5,293,000	5,281,511
0.510%, 03/16/17 (h) (o)	141,000	140,672

		5,521,999

Total Short-Term Investments (Cost $799,979,346)		801,184,295

Total Investments—151.4% (Cost $8,983,301,963) (p)		9,240,318,049
Other assets and liabilities (net)—(51.4)%		(3,136,888,321)

Net Assets—100.0%		$6,103,429,728

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of this security has been transferred in a secured-borrowing transaction. (See Note 2 of the Notes to Financial Statements)
(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2016, the value of securities pledged amounted to $82,957,020.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2016, the market value of securities pledged was $108,295,802.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $21,681,645.
(h)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2016, the market value of securities pledged was $4,263,574.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(k)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $79,278,044, which is 1.3% of net assets. See details shown in the Restricted Securities table that follows.
(l)	Interest only security.
(m)	Illiquid security. As of September 30, 2016, these securities represent 0.1% of net assets.
(n)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(o)	The rate shown represents current yield to maturity.
(p)	As of September 30, 2016, the aggregate cost of investments was $8,983,301,963. The aggregate unrealized appreciation and depreciation of investments were $327,553,570 and $(70,537,484), respectively, resulting in net unrealized appreciation of $257,016,086.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $573,087,537, which is 9.4% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(REMIC)—	Real Estate Mortgage Investment Conduit

MIST-312

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Blackstone CQP Holdco L.P., 9.296%, 03/19/19	06/25/14 - 12/31/15	$6,768,041	$6,849,542	$6,844,181
GS Mortgage Securities Trust, 3.601%, 10/10/49	09/22/16	13,346,000	13,867,361	13,867,361
JPMorgan Chase Commercial Mortgage Securities Corp., 1.977%, 01/15/33	09/16/16	15,200,000	15,200,000	15,199,992
LeasePlan Corp. NV, 2.875%, 01/22/19	10/14/15	17,600,000	17,592,155	17,766,725
Piper Jaffray Cos., 5.060%, 10/09/18	10/08/15	5,000,000	5,000,000	5,081,250
SpringCastle America Funding LLC, 3.050%, 04/25/29	09/16/16	15,200,000	15,199,418	15,200,000
SteelRiver Transmission Co. LLC, 4.710%, 06/30/17	11/17/10	5,258,286	5,258,298	5,318,535

				$79,278,044

Reverse Repurchase Agreement

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
JPMorgan Chase Bank N.A.	0.790%	09/16/16	03/15/17	USD	91,431,250	$91,431,250

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	8,993,000	Citibank N.A.	11/14/16	$6,900,947	$(24,249)
AUD	4,387,000	Goldman Sachs Bank USA	11/14/16	3,304,968	49,649
AUD	3,406,000	JPMorgan Chase Bank N.A.	11/14/16	2,593,258	11,216
BRL	59,699,352	Citibank N.A.	10/04/16	18,332,367	24,521
BRL	59,699,352	Deutsche Bank AG	10/04/16	18,390,534	(33,647)
BRL	59,699,352	Deutsche Bank AG	12/02/16	18,062,798	(11,161)
BRL	3,798,695	JPMorgan Chase Bank N.A.	01/03/18	1,103,470	(62,756)
CAD	27,651,000	Deutsche Bank AG	10/04/16	21,047,640	28,801
CAD	15,980,000	Goldman Sachs Bank USA	10/04/16	12,454,601	(274,154)
CAD	28,021,000	JPMorgan Chase Bank N.A.	10/04/16	21,705,559	(347,093)
CAD	39,584,000	JPMorgan Chase Bank N.A.	10/04/16	30,259,698	(87,558)
CAD	69,082,250	JPMorgan Chase Bank N.A.	10/04/16	52,215,698	440,915
CAD	4,906,000	UBS AG Stamford	10/04/16	3,792,101	(52,597)
CAD	1,393,000	Westpac Banking Corp.	10/04/16	1,058,536	3,251
CNY	119,873,630	Goldman Sachs Bank USA	10/11/16	17,646,641	323,062
CNY	291,960,570	Goldman Sachs Bank USA	10/11/16	42,696,778	1,069,684
CNY	7,947,027	Deutsche Bank AG	10/24/16	1,193,247	(2,599)
CNY	9,257,124	BNP Paribas S.A.	12/05/16	1,355,759	28,914
CNY	112,779,000	Deutsche Bank AG	12/05/16	16,562,495	306,893
DKK	22,080,000	Citibank N.A.	10/03/16	3,314,531	16,841
DKK	22,080,000	Goldman Sachs Bank USA	01/03/17	3,329,881	16,379
EUR	71,499,208	Goldman Sachs Bank USA	10/04/16	80,150,613	167,979
EUR	4,284,000	UBS AG Stamford	10/04/16	4,776,831	35,597
GBP	3,812,000	BNP Paribas S.A.	10/04/16	5,057,872	(116,951)
GBP	31,237,000	BNP Paribas S.A.	10/04/16	40,639,337	(151,518)
GBP	1,191,000	JPMorgan Chase Bank N.A.	10/04/16	1,578,733	(35,019)
INR	15,053,051	UBS AG Stamford	11/10/16	222,341	2,297
JPY	1,197,000,000	BNP Paribas S.A.	11/14/16	11,859,587	(35,751)
JPY	1,589,400,000	BNP Paribas S.A.	11/14/16	15,866,598	(166,677)
JPY	4,100,600,000	JPMorgan Chase Bank N.A.	11/14/16	40,274,558	230,726
JPY	1,004,900,000	UBS AG Stamford	11/14/16	10,036,675	(110,381)
JPY	13,313,700,000	UBS AG Stamford	11/14/16	132,449,718	(938,429)

MIST-313

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MXN	7,299,000	BNP Paribas S.A.	10/20/16	$397,939	$(22,203)
MXN	84,352,000	BNP Paribas S.A.	10/20/16	4,411,014	(68,767)
MXN	305,354,000	JPMorgan Chase Bank N.A.	10/20/16	16,599,135	(880,213)
RUB	42,004,941	Societe Generale	10/18/16	636,511	30,270
RUB	42,004,941	Credit Suisse International	12/15/16	646,727	10,676
SGD	5,689,997	Deutsche Bank AG	11/10/16	4,174,000	(535)
SGD	14,350,939	Deutsche Bank AG	11/10/16	10,541,000	(14,959)
SGD	7,536,984	Goldman Sachs Bank USA	11/10/16	5,525,000	3,182

Contracts to Deliver
AUD	12,083,000	Credit Suisse International	11/14/16	$9,238,033	$(1,502)
AUD	17,530,000	Goldman Sachs Bank USA	11/14/16	13,493,455	88,749
AUD	21,475,000	JPMorgan Chase Bank N.A.	11/14/16	16,347,367	(73,970)
BRL	59,699,352	Citibank N.A.	10/04/16	18,390,534	33,647
BRL	59,699,352	Deutsche Bank AG	10/04/16	18,371,858	14,970
BRL	8,702,424	Citibank N.A.	01/04/17	2,619,161	14,814
BRL	98,900,000	Goldman Sachs Bank USA	04/04/17	28,901,227	40,062
BRL	34,000,000	JPMorgan Chase Bank N.A.	04/04/17	9,982,384	60,446
BRL	75,000,000	UBS AG Stamford	07/05/17	26,417,753	5,024,938
BRL	3,798,695	BNP Paribas S.A.	01/03/18	1,111,054	70,341
CAD	164,957,250	Citibank N.A.	10/04/16	126,500,959	765,477
CAD	1,560,000	Goldman Sachs Bank USA	10/04/16	1,196,582	7,502
CAD	18,772,000	JPMorgan Chase Bank N.A.	10/04/16	14,555,655	247,060
CAD	1,328,000	JPMorgan Chase Bank N.A.	10/04/16	1,004,200	(8,042)
CAD	69,082,250	JPMorgan Chase Bank N.A.	11/02/16	52,224,615	(443,607)
CNY	15,812,177	BNP Paribas S.A.	10/11/16	2,327,031	(43,299)
CNY	9,257,124	BNP Paribas S.A.	10/11/16	1,362,745	(24,948)
CNY	61,149,914	JPMorgan Chase Bank N.A.	10/11/16	9,353,000	186,298
CNY	44,120,607	JPMorgan Chase Bank N.A.	10/11/16	6,493,577	(120,340)
CNY	289,629,936	UBS AG Stamford	10/11/16	44,124,000	706,912
CNY	122,036,124	JPMorgan Chase Bank N.A.	12/05/16	18,332,000	77,939
EUR	75,783,208	Citibank N.A.	10/04/16	84,773,219	(357,801)
EUR	71,499,208	Goldman Sachs Bank USA	11/02/16	80,248,388	(178,517)
GBP	36,240,000	JPMorgan Chase Bank N.A.	10/04/16	47,493,788	521,334
GBP	31,237,000	BNP Paribas S.A.	11/02/16	40,659,953	148,083
JPY	1,850,000,000	Citibank N.A.	11/07/16	18,403,016	133,877
JPY	1,240,000,000	UBS AG Stamford	11/07/16	12,327,637	82,376
JPY	4,103,000,000	JPMorgan Chase Bank N.A.	11/14/16	40,318,896	(210,095)
JPY	2,200,000,000	JPMorgan Chase Bank N.A.	11/21/16	22,035,256	297,991
JPY	7,010,000,000	UBS AG Stamford	11/21/16	70,263,362	1,000,531
JPY	6,120,000,000	Citibank N.A.	11/28/16	60,181,725	(303,824)
JPY	3,030,000,000	Citibank N.A.	11/28/16	30,266,344	320,067
JPY	2,320,000,000	JPMorgan Chase Bank N.A.	11/28/16	23,179,139	249,976
JPY	6,950,000,000	UBS AG Stamford	11/28/16	69,442,363	753,708
JPY	4,150,000,000	BNP Paribas S.A.	12/05/16	40,340,219	(686,457)
JPY	3,110,000,000	Citibank N.A.	12/05/16	30,106,486	(638,806)
JPY	4,230,000,000	Citibank N.A.	12/12/16	41,798,419	(36,999)
JPY	1,010,000,000	Citibank N.A.	12/12/16	9,883,889	(105,183)
JPY	880,000,000	Citibank N.A.	12/12/16	8,609,135	(94,214)
JPY	1,610,000,000	JPMorgan Chase Bank N.A.	12/12/16	15,899,664	(23,509)
JPY	1,530,000,000	UBS AG Stamford	12/12/16	15,100,969	(30,991)
JPY	5,060,000,000	UBS AG Stamford	12/19/16	49,692,369	(373,282)
JPY	1,170,000,000	Citibank N.A.	01/10/17	11,597,076	6,114
JPY	670,000,000	Citibank N.A.	01/10/17	6,639,580	2,020
JPY	890,000,000	Goldman Sachs Bank USA	01/10/17	8,796,431	(20,626)
JPY	4,130,000,000	JPMorgan Chase Bank N.A.	01/10/17	40,919,449	4,343
KRW	2,364,205,549	Credit Suisse International	11/10/16	2,147,000	886

MIST-314

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
KRW	7,681,864,000	Deutsche Bank AG	11/10/16	$7,009,000	$35,766
KRW	5,051,471,700	Goldman Sachs Bank USA	11/10/16	4,489,000	(96,488)
KRW	3,079,293,300	Goldman Sachs Bank USA	11/10/16	2,757,000	(38,237)
KRW	13,440,770,100	JPMorgan Chase Bank N.A.	11/10/16	12,123,000	(77,897)
KRW	10,743,930,000	JPMorgan Chase Bank N.A.	11/10/16	9,785,000	32,167
KRW	9,438,774,000	JPMorgan Chase Bank N.A.	11/10/16	8,364,000	(204,074)
KRW	7,788,149,400	JPMorgan Chase Bank N.A.	11/10/16	7,043,000	(26,715)
KRW	4,759,903,200	JPMorgan Chase Bank N.A.	11/10/16	4,264,000	(56,816)
KRW	1,116,200	JPMorgan Chase Bank N.A.	11/10/16	1,000	(13)
KRW	1,106,500	JPMorgan Chase Bank N.A.	11/10/16	1,000	(4)
KRW	110,934,869,400	Societe Generale	11/10/16	99,707,774	(993,671)
KRW	2,359,413,000	UBS AG Stamford	11/10/16	2,142,000	236
MXN	300,802,000	BNP Paribas S.A.	10/20/16	15,271,129	(213,466)
MXN	775,434,000	Citibank N.A.	10/20/16	39,428,253	(489,305)
MXN	416,324,000	Deutsche Bank AG	10/20/16	22,683,630	1,252,228
MXN	153,998,000	JPMorgan Chase Bank N.A.	10/20/16	7,827,802	(99,660)
MXN	76,905,000	JPMorgan Chase Bank N.A.	10/20/16	3,869,360	(89,532)
MXN	55,634,000	JPMorgan Chase Bank N.A.	10/20/16	2,821,006	(42,904)
MYR	34,755,636	Deutsche Bank AG	11/15/16	8,588,000	202,657
MYR	33,243,733	Societe Generale	11/15/16	8,171,005	150,432
PHP	15,819,300	UBS AG Stamford	11/10/16	334,942	9,057
RUB	42,004,941	Credit Suisse International	10/18/16	655,712	(11,068)
SGD	294,736	Credit Suisse International	11/10/16	218,000	1,819
SGD	5,303,286	Deutsche Bank AG	11/10/16	3,875,000	(14,823)
SGD	21,293,293	JPMorgan Chase Bank N.A.	11/10/16	15,739,000	120,923
SGD	102,331,744	Societe Generale	11/10/16	76,281,584	1,223,909
SGD	11,225,000	Societe Generale	11/10/16	8,288,415	55,169
THB	14,297,612	UBS AG Stamford	11/10/16	409,674	(2,737)
TRY	1,090,000	Societe Generale	10/31/16	363,363	2,193
TWD	343,872,430	Credit Suisse International	11/10/16	10,817,000	(164,298)
TWD	237,908,880	JPMorgan Chase Bank N.A.	11/10/16	7,524,000	(73,434)
TWD	523,333,734	UBS AG Stamford	11/10/16	16,431,200	(281,054)
TWD	176,787,875	UBS AG Stamford	11/10/16	5,555,000	(90,583)

Net Unrealized Appreciation					$6,467,862

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/16	2	AUD	271,457	$1,971
U.S. Treasury Long Bond Futures	12/20/16	443	USD	74,986,358	(493,139)
U.S. Treasury Note 10 Year Futures	12/20/16	5,211	USD	682,182,773	1,109,603
U.S. Treasury Note 5 Year Futures	12/30/16	16,800	USD	2,041,030,119	432,381

Futures Contracts—Short
90 Day Eurodollar Futures	09/18/17	(6,363)	USD	(1,564,299,004)	(10,225,346)
90 Day Eurodollar Futures	12/18/17	(2,501)	USD	(618,275,510)	(315,577)
90 Day Eurodollar Futures	03/19/18	(2,973)	USD	(735,190,449)	4,711
90 Day Eurodollar Futures	06/18/18	(2,677)	USD	(661,495,721)	(292,142)
90 Day Eurodollar Futures	09/17/18	(2,578)	USD	(637,120,217)	31,967
90 Day Eurodollar Futures	12/17/18	(2,934)	USD	(724,771,057)	36,382
90 Day Sterling Futures	09/20/17	(310)	GBP	(38,289,868)	(460,791)
90 Day Sterling Futures	03/21/18	(714)	GBP	(89,026,875)	11,568
90 Day Sterling Futures	06/20/18	(513)	GBP	(63,958,275)	8,312
Canada Government Bond 10 Year Futures	12/19/16	(852)	CAD	(124,911,919)	(201,167)

MIST-315

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/30/16	(30)	USD	(6,555,433)	$1,370
United Kingdom Long Gilt Bond Futures	12/28/16	(23)	GBP	(3,019,773)	31,137

Net Unrealized Depreciation					$(10,318,760)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
USD Call/BRL Put	BRL	6.300	Credit Suisse International	01/11/18	(17,700,000)	$(942,525)	$(125,670)	$816,855
USD Call/MXN Put	MXN	20.500	Credit Suisse International	10/26/16	(7,500,000)	(79,650)	(22,620)	57,030
USD Call/MXN Put	MXN	20.500	JPMorgan Chase Bank N.A.	10/26/16	(14,800,000)	(153,298)	(44,637)	108,661

Totals						$(1,175,473)	$(192,927)	$982,546

Call Options Written	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Depreciation
Call - OTC - Fannie Mae 30 Yr. Pool 3.000%, TBA	103.72	JPMorgan Chase Bank N.A.	11/07/16	$(26,000,000)	$(49,766)	$(96,294)	$(46,528)
Call - OTC - Fannie Mae 30 Yr. Pool 3.000%, TBA	103.81	JPMorgan Chase Bank N.A.	11/07/16	(13,000,000)	(24,883)	(41,922)	(17,039)

Totals					$(74,649)	$(138,216)	$(63,567)

Put Options Written	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - Fannie Mae 30 Yr. Pool 3.000%, TBA	102.813	JPMorgan Chase Bank N.A.	11/07/16	$(13,000,000)	$(28,945)	$(12,529)	$16,416
Put - OTC - Fannie Mae 30 Yr. Pool 3.000%, TBA	102.719	JPMorgan Chase Bank N.A.	11/07/16	(26,000,000)	(58,906)	(21,492)	37,414

Totals					$(87,851)	$(34,021)	$53,830

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/10/20	$(5,800,000)	$(43,500)	$(203)	$43,297
Floor - OTC CPURNSA Index	215.949	Citibank N.A.	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/20	(16,200,000)	(137,080)	(567)	136,513
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(38,800,000)	(346,040)	(1,707)	344,333
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(17,500,000)	(225,750)	(1,400)	224,350
Floor - OTC CPURNSA Index	218.016	Deutsche Bank AG	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	10/13/20	(18,000,000)	(176,400)	(1,674)	174,726

Totals						$(928,770)	$(5,551)	$923,219

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 2 Yr. IRS	1.100%	JPMorgan Chase Bank N.A.	3M LIBOR	Receive	01/30/18	USD	(83,600,000)	$(434,720)	$(412,482)	$22,238
Call - 2 Yr. IRS	1.600%	JPMorgan Chase Bank N.A.	3M LIBOR	Receive	01/30/18	USD	(83,600,000)	(756,580)	(925,118)	(168,538)

MIST-316

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 5 Yr. IRS	0.765%	Morgan Stanley Capital Services LLC	3M LIBOR	Receive	12/13/16	USD	(129,200,000)	$(550,715)	$(39,638)	$511,077
Call - 5 Yr. IRS	0.770%	Citibank N.A.	3M LIBOR	Receive	12/21/16	USD	(133,600,000)	(555,710)	(57,194)	498,516
Call - 5 Yr. IRS	0.770%	Morgan Stanley Capital Services LLC	3M LIBOR	Receive	12/21/16	USD	(191,200,000)	(843,315)	(81,853)	761,462
Put - 5 Yr. IRS	2.700%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	08/21/17	USD	(99,400,000)	(1,540,700)	(46,221)	1,494,479
Put - 5 Yr. IRS	2.800%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	08/20/18	USD	(45,000,000)	(1,003,705)	(120,960)	882,745
Put - 5 Yr. IRS	2.800%	Goldman Sachs Bank USA	3M LIBOR	Pay	08/20/18	USD	(98,200,000)	(2,287,027)	(263,962)	2,023,065

Totals								$(7,972,472)	$(1,947,428)	$6,025,044

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	1.500%	12/21/21	USD	56,400,000	$45,066
Receive	3M LIBOR	1.750%	12/21/26	USD	100,520,000	92,843
Receive	3M LIBOR	1.750%	12/16/46	CAD	4,500,000	(67,535)
Receive	3M LIBOR	2.000%	12/16/19	USD	268,800,000	(6,366,526)
Receive	3M LIBOR	2.000%	12/16/20	USD	241,500,000	(9,751,929)
Receive	3M LIBOR	2.000%	06/15/21	USD	51,400,000	(211,923)
Receive	3M LIBOR	2.000%	06/15/21	USD	172,200,000	(600,813)
Receive	3M LIBOR	2.250%	12/16/22	USD	490,100,000	(33,458,801)
Receive	3M LIBOR	2.250%	06/15/26	USD	3,000,000	(224,896)
Receive	3M LIBOR	2.250%	06/15/26	USD	108,700,000	(7,795,518)
Receive	3M LIBOR	2.350%	08/05/25	USD	7,600,000	(591,565)
Receive	3M LIBOR	2.500%	12/16/25	USD	32,400,000	(2,931,896)
Receive	3M LIBOR	2.500%	06/15/46	USD	17,300,000	(3,143,049)
Receive	3M LIBOR	2.500%	06/15/46	USD	28,700,000	(3,463,794)
Receive	3M LIBOR	2.750%	12/16/45	USD	583,360,000	(150,529,475)
Receive	6M LIBOR	0.500%	03/15/19	GBP	35,200,000	(14,486)
Receive	6M LIBOR	1.500%	12/16/17	GBP	219,300,000	(149,986)

Net Unrealized Depreciation						$(219,164,283)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Canadian Natural Resources, Ltd. 5.700%, due 05/15/17	(1.000%)	03/20/18	Morgan Stanley Capital Services LLC	0.587%	USD	3,900,000	$(23,598)	$204,582	$(228,180)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond
4.250%, due 01/07/25	1.000%	12/20/16	BNP Paribas S.A.	0.558%	USD	15,600,000	$15,483	$(256,458)	$271,941

MIST-317

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 4.250%, due 01/07/25	1.000%	12/20/16	Goldman Sachs International	0.558%	USD	8,300,000	$8,238	$(141,100)	$149,338
Enbridge, Inc. 3.500%, due 06/10/24	1.000%	12/20/17	Morgan Stanley Capital Services LLC	0.749%	USD	2,300,000	7,038	(18,186)	25,224
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	09/20/20	Barclays Bank plc	0.814%	USD	12,000,000	86,069	(11,456)	97,525
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	09/20/20	Credit Suisse International	0.814%	USD	10,500,000	75,310	—	75,310
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/16	Citibank N.A.	0.408%	USD	5,000,000	6,640	65,986	(59,346)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/16	JPMorgan Chase Bank N.A.	0.408%	USD	1,200,000	1,594	16,197	(14,603)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	06/20/17	Goldman Sachs International	0.453%	USD	2,900,000	11,486	(12,796)	24,282
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/20	Deutsche Bank AG	1.361%	USD	7,900,000	(116,003)	(286,796)	170,793
Morgan Stanley 6.000%, due 04/28/15	1.000%	09/20/18	Deutsche Bank AG	0.488%	USD	24,100,000	241,837	298,407	(56,570)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	12/20/19	BNP Paribas S.A.	3.640%	USD	3,200,000	(255,993)	(382,937)	126,944
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	03/20/20	BNP Paribas S.A.	3.870%	USD	1,600,000	(148,499)	(308,005)	159,506
Tesco plc 6.000%, due 12/14/29	1.000%	12/20/20	Credit Suisse International	1.746%	EUR	8,000,000	(276,705)	(799,002)	522,297
Tesco plc 6.000%, due 12/14/29	1.000%	12/21/20	Goldman Sachs International	1.746%	EUR	3,000,000	(103,765)	(289,905)	186,140
Volkswagen International Finance N.V. 5.380%, due 05/22/18	1.000%	12/20/17	JPMorgan Chase Bank N.A.	0.341%	EUR	13,600,000	124,397	(308,303)	432,700

Totals							$(322,873)	$(2,434,354)	$2,111,481

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CDX.NA.IG.9	0.553%	12/20/17	JPMorgan Chase Bank N.A.	0.029%	USD	1,928,998	$12,402	$—	$12,402
CMBX.NA.AAA.8	0.500%	10/17/57	Deutsche Bank AG	0.000%	USD	38,200,000	(929,335)	(2,546,538)	1,617,203
CMBX.NA.AAA.8	0.500%	10/17/57	Goldman Sachs International	0.000%	USD	20,000,000	(486,563)	(1,635,446)	1,148,883
CMBX.NA.AAA.8	0.500%	10/17/57	Morgan Stanley Capital Services LLC	0.000%	USD	20,700,000	(503,592)	(1,552,537)	1,048,945
CMBX.NA.AAA.9	0.500%	09/17/58	Goldman Sachs International	0.000%	USD	21,400,000	$(786,306)	(862,532)	76,226

Totals							$(2,693,394)	$(6,597,053)	$3,903,659

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

MIST-318

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PHP)—	Philippine Peso
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(CMBX)—	Commercial Mortgage-Backed Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(IRS)—	Interest Rate Swap
(LIBOR)—	London Interbank Offered Rate

MIST-319

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$5,374,841,831	$—	$5,374,841,831
Total Corporate Bonds & Notes*	—	1,743,508,854	—	1,743,508,854
Total Asset-Backed Securities*	—	547,277,886	—	547,277,886
Total Mortgage-Backed Securities*	—	383,879,480	—	383,879,480
Total Municipals	—	244,538,065	—	244,538,065
Total Foreign Government*	—	121,650,741	—	121,650,741
Total Floating Rate Loans*	—	12,817,561	—	12,817,561
Total Preferred Stock*	7,736,176	—	—	7,736,176
Purchased Options
Interest Rate Swaptions	—	2,819,346	—	2,819,346
Options on Exchange-Traded Futures Contracts	63,814	—	—	63,814
Total Purchased Options	63,814	2,819,346	—	2,883,160
Short-Term Investments
Certificate of Deposit	—	126,800,000	—	126,800,000
Commercial Paper	—	82,954,286	—	82,954,286
Foreign Government	—	583,670,549	—	583,670,549
Repurchase Agreement	—	2,237,461	—	2,237,461
U.S. Treasury	—	5,521,999	—	5,521,999
Total Short-Term Investments	—	801,184,295	—	801,184,295
Total Investments	$7,799,990	$9,232,518,059	$—	$9,240,318,049

Secured Borrowings (Liability)	$—	$(756,180,495)	$—	$(756,180,495)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$16,747,870	$—	$16,747,870
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(10,280,008)	—	(10,280,008)
Total Forward Contracts	$—	$6,467,862	$—	$6,467,862
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,669,402	$—	$—	$1,669,402
Futures Contracts (Unrealized Depreciation)	(11,988,162)	—	—	(11,988,162)
Total Futures Contracts	$(10,318,760)	$—	$—	$(10,318,760)

MIST-320

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Written Options
Foreign Currency Written Options at Value	$—	$(192,927)	$—	$(192,927)
Call Options Written at Value	—	(138,216)	—	(138,216)
Put Options Written at Value	—	(34,021)	—	(34,021)
Inflation Capped Options at Value	—	(5,551)	—	(5,551)
Interest Rate Swaptions at Value	—	(1,947,428)	—	(1,947,428)
Total Written Options	$—	$(2,318,143)	$—	$(2,318,143)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$137,909	$—	$137,909
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(219,302,192)	—	(219,302,192)
Total Centrally Cleared Swap Contracts	$—	$(219,164,283)	$—	$(219,164,283)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$590,494	$—	$590,494
OTC Swap Contracts at Value (Liabilities)	—	(3,630,359)	—	(3,630,359)
Total OTC Swap Contracts	$—	$(3,039,865)	$—	$(3,039,865)
Total Reverse Repurchase Agreements (Liability)	$—	$(91,431,250)	$—	$(91,431,250)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation from Investments Still Held at September 30, 2016
Corporate Bonds & Notes
Holding Companies-Diversified	$4,006,784	$—	$(4,006,784)	$—	$—

Total	$4,006,784	$—	$(4,006,784)	$—	$—

Corporate Bonds & Notes in the amount of $4,006,784 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-321

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—92.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—60.5%
Fannie Mae 15 Yr. Pool
2.500%, 05/01/27	65,038	$67,427
2.500%, 09/01/27	150,289	155,810
2.500%, 01/01/28	227,622	235,984
2.500%, 06/01/28	75,696	78,477
2.500%, 09/01/28	307,411	318,704
2.500%, 07/01/29	1,726,590	1,790,015
2.500%, 08/01/29	290,607	301,324
2.500%, 09/01/29	284,458	294,907
2.500%, 07/01/31	4,725,766	4,901,784
2.500%, 08/01/31	787,180	816,097
2.500%, TBA (a)	300,000	310,176
3.000%, 12/01/30	136,832	144,050
3.000%, 02/01/31	92,735	98,005
3.000%, 03/01/31	500,505	529,027
3.000%, 04/01/31	743,824	785,842
3.000%, 05/01/31	1,230,327	1,295,991
3.000%, 06/01/31	1,007,407	1,062,987
3.000%, 07/01/31	156,800	165,149
3.500%, 12/01/25	37,444	39,502
3.500%, 03/01/30	87,195	92,738
3.500%, 07/01/30	4,257,067	4,563,332
3.500%, 08/01/30	5,012,352	5,372,815
3.500%, 09/01/30	2,965,431	3,178,760
3.500%, 10/01/30	188,478	200,478
3.500%, 12/01/30	88,970	94,657
3.500%, 02/01/31	888,838	950,483
4.000%, 05/01/29	16,520,142	17,633,925
4.500%, 12/01/23	84,714	87,076
5.000%, 03/01/23	19,301	20,727
Fannie Mae 20 Yr. Pool
3.500%, 01/01/34	3,158,543	3,359,777
4.000%, 11/01/31	1,979,814	2,144,941
4.000%, 08/01/32	1,520,092	1,645,168
5.500%, 01/01/29	711,770	801,227
Fannie Mae 30 Yr. Pool
2.500%, 01/01/43	3,222,884	3,266,385
3.000%, 02/01/43	2,017,387	2,112,562
3.000%, 03/01/43	1,924,775	2,004,994
3.000%, 07/01/43	3,750,260	3,914,899
3.000%, 01/01/45	314,076	327,878
3.000%, 02/01/45	189,843	197,489
3.000%, 03/01/45	686,401	716,566
3.000%, 08/01/45	1,361,064	1,415,877
3.000%, 09/01/46	1,203,409	1,254,364
3.500%, 08/01/42	2,774,261	2,936,943
3.500%, 04/01/43	6,473,297	6,855,852
3.500%, 05/01/43	539,436	574,884
3.500%, 06/01/43	1,596,667	1,691,025
3.500%, 08/01/43	7,268,611	7,748,384
3.500%, 03/01/45	714,944	760,622
3.500%, 04/01/45	453,079	477,957
3.500%, 05/01/45	1,596,148	1,698,124
3.500%, 06/01/45	10,502,085	11,173,050
3.500%, 07/01/45	1,277,617	1,358,864
3.500%, 08/01/45	1,405,255	1,486,572

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 11/01/45	8,904,463	9,464,646
3.500%, 12/01/45	10,359,212	10,973,015
3.500%, 05/01/46	2,030,185	2,165,867
3.500%, 06/01/46	5,735,116	6,064,356
3.500%, 09/01/46	5,137,104	5,456,356
3.500%, TBA (a)	2,400,000	2,532,375
4.000%, 10/01/39	170,433	183,096
4.000%, 08/01/40	13,891	14,933
4.000%, 09/01/40	396,076	426,518
4.000%, 10/01/40	321,431	345,711
4.000%, 11/01/40	8,493,600	9,172,913
4.000%, 12/01/40	294,114	316,343
4.000%, 01/01/41	105,399	113,535
4.000%, 02/01/41	65,022	70,047
4.000%, 03/01/41	19,090	20,561
4.000%, 06/01/41	150,072	161,434
4.000%, 08/01/41	49,651	53,460
4.000%, 09/01/41	3,870,284	4,170,324
4.000%, 10/01/41	65,110	70,138
4.000%, 11/01/41	200,862	216,222
4.000%, 12/01/41	49,037	52,861
4.000%, 01/01/42	441,524	475,927
4.000%, 02/01/42	73,766	79,512
4.000%, 04/01/42	4,151,224	4,477,946
4.000%, 05/01/42	547,447	590,285
4.000%, 06/01/42	1,951,410	2,108,188
4.000%, 07/01/42	27,012	29,020
4.000%, 09/01/42	53,198	57,296
4.000%, 10/01/42	1,010,518	1,090,876
4.000%, 11/01/42	280,034	303,128
4.000%, 12/01/42	980,120	1,055,777
4.000%, 01/01/43	128,792	138,709
4.000%, 02/01/43	88,504	95,569
4.000%, 04/01/43	316,525	342,766
4.000%, 05/01/43	23,460	25,471
4.000%, 06/01/43	536,391	581,161
4.000%, 07/01/43	65,022	70,595
4.000%, 08/01/43	967,157	1,042,970
4.000%, 09/01/43	4,275,437	4,629,208
4.000%, 10/01/43	129,745	140,866
4.000%, 12/01/43	30,711	33,344
4.000%, 02/01/44	171,014	183,721
4.000%, 03/01/44	24,242	26,414
4.000%, 04/01/44	258,578	277,792
4.000%, 05/01/44	24,116	26,321
4.000%, 02/01/45	268,656	288,618
4.000%, 05/01/45	1,645,658	1,768,690
4.000%, 06/01/45	864,820	935,072
4.000%, 12/01/45	1,964,856	2,110,853
4.000%, 02/01/46	755,583	818,145
4.000%, 03/01/46	2,253,082	2,421,203
4.000%, 04/01/46	10,928,788	11,774,739
4.000%, 05/01/46	1,695,246	1,821,209
4.000%, 06/01/46	263,228	282,787
4.500%, 12/01/40	2,864,321	3,160,107

MIST-322

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 07/01/41	405,170	$445,764
4.500%, 08/01/41	248,581	274,078
4.500%, 11/01/41	5,742,652	6,338,603
4.500%, 09/01/42	1,796,514	1,981,626
4.500%, 12/01/43	441,680	484,766
4.500%, 10/01/44	3,063,885	3,385,820
4.500%, 02/01/45	1,105,402	1,218,565
5.000%, 11/01/33	8,103,379	9,154,776
5.000%, 02/01/35	7,215,353	8,158,845
5.000%, 07/01/35	2,387,027	2,681,149
5.000%, 06/01/39	11,972,198	13,420,388
5.000%, 04/01/41	37,422	41,908
5.000%, 06/01/41	69,013	76,895
5.000%, 08/01/41	183,410	204,404
5.500%, 03/01/41	555,800	631,914
6.000%, 10/01/34	200,154	235,112
6.000%, 05/01/37	754,028	865,251
6.000%, 09/01/37	54,809	63,750
6.000%, 10/01/37	633,923	744,804
6.000%, 01/01/38	610,259	718,254
6.000%, 03/01/38	212,274	248,913
6.000%, 07/01/38	114,319	132,484
6.000%, 01/01/40	571,906	673,130
6.000%, 05/01/40	814,007	957,187
6.000%, 07/01/41	803,003	928,524
6.000%, 01/01/42	72,753	85,182
6.500%, 07/01/32	144,583	170,432
6.500%, 12/01/32	43,345	51,520
6.500%, 07/01/35	49,899	59,272
6.500%, 12/01/35	453,583	542,401
6.500%, 08/01/36	762,213	904,997
Fannie Mae ARM Pool
2.551%, 06/01/42 (b)	128,485	132,728
2.695%, 02/01/42 (b)	777,770	808,014
2.943%, 09/01/41 (b)	82,324	86,706
2.968%, 11/01/40 (b)	72,640	76,431
2.974%, 10/01/41 (b)	44,414	46,903
3.244%, 07/01/41 (b)	126,136	132,630
3.352%, 10/01/41 (b)	70,493	74,437
3.548%, 07/01/41 (b)	162,989	171,936
Fannie Mae Pool
6.309%, 02/01/39	598,642	665,915
Fannie Mae REMICS (CMO)
1.445%, 03/25/36 (b)	563,723	575,590
1.455%, 06/25/36 (b)	897,171	916,546
3.000%, 05/25/46	7,315,010	7,617,424
3.500%, 03/25/34 (c)	988,166	111,030
4.250%, 03/25/42	2,148,704	2,430,515
4.500%, 09/25/25	3,090,000	3,442,695
5.000%, 12/25/23	312,063	336,282
5.000%, 12/25/34	478,997	538,304
5.000%, 03/25/35	376,561	423,181
5.000%, 08/25/39	594,529	668,031
5.500%, 05/25/34	293,919	299,015
5.500%, 07/25/34	265,013	281,966

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
5.500%, 06/25/35	277,959	299,410
5.500%, 08/25/35	1,528,333	1,723,059
5.675%, 06/25/45 (b) (c)	3,413,293	595,036
6.025%, 06/25/41 (b) (c)	961,171	131,533
6.025%, 11/25/41 (b) (c)	1,290,987	236,479
6.075%, 08/25/39 (b) (c)	720,233	95,611
6.085%, 04/25/41 (b) (c)	1,010,333	140,999
Freddie Mac 15 Yr. Gold Pool
2.500%, 07/01/31	455,724	473,059
3.000%, 02/01/31	6,309,997	6,646,792
3.000%, 04/01/31	3,795,123	4,006,309
3.000%, 05/01/31	2,147,683	2,271,364
3.000%, 06/01/31	2,427,048	2,567,262
4.000%, 06/01/24	430,198	455,886
4.000%, 07/01/24	341,076	361,384
4.000%, 09/01/25	290,899	308,251
6.000%, 01/01/24	398,624	437,168
Freddie Mac 20 Yr. Gold Pool
3.500%, 03/01/32	1,785,211	1,904,558
3.500%, 06/01/32	4,831,095	5,156,547
3.500%, 02/01/34	6,762,725	7,199,233
4.000%, 06/01/33	2,150,237	2,326,850
Freddie Mac 30 Yr. Gold Pool
3.000%, 11/01/42	236,282	247,523
3.000%, 01/01/43	271,918	285,247
3.000%, 02/01/43	1,382,846	1,451,499
3.000%, 03/01/43	13,962,353	14,586,063
3.000%, 06/01/43	4,381,966	4,560,498
3.500%, 04/01/40	579,901	613,601
3.500%, 05/01/40	597,998	632,880
3.500%, 06/01/40	994,974	1,053,050
3.500%, 07/01/40	231,829	244,803
3.500%, 08/01/40	459,625	486,247
3.500%, 09/01/40	411,797	434,670
3.500%, 10/01/40	306,618	323,746
3.500%, 11/01/40	346,135	366,183
3.500%, 12/01/40	406,750	430,464
3.500%, 02/01/42	94,162	99,681
3.500%, 04/01/42	935,504	1,005,038
3.500%, 05/01/42	138,396	146,521
3.500%, 06/01/42	989,195	1,047,237
3.500%, 07/01/42	178,448	190,010
3.500%, 08/01/42	5,539,015	5,861,743
3.500%, 09/01/42	63,430	67,475
3.500%, 10/01/42	2,295,952	2,444,259
3.500%, 01/01/43	1,086,487	1,150,401
3.500%, 02/01/43	484,302	515,670
3.500%, 03/01/43	239,889	254,006
3.500%, 04/01/43	8,492,069	8,999,061
3.500%, 05/01/43	2,856,713	3,024,908
3.500%, 11/01/44	692,031	729,993
3.500%, 04/01/46	2,815,187	3,013,418
3.500%, 05/01/46	1,970,437	2,102,842
3.500%, 07/01/46	2,733,899	2,905,448
3.500%, 08/01/46	435,373	462,760

MIST-323

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 01/01/41	2,782,619	$2,996,789
4.000%, 09/01/41	2,847,074	3,079,495
4.000%, 10/01/41	873,019	945,470
4.000%, 11/01/41	23,742	25,465
4.000%, 01/01/42	3,396,426	3,659,741
4.000%, 09/01/42	158,486	172,585
4.000%, 10/01/42	158,821	171,340
4.000%, 11/01/42	665,464	723,843
4.000%, 12/01/42	256,538	276,678
4.000%, 01/01/43	75,643	81,791
4.000%, 02/01/43	358,694	385,511
4.000%, 03/01/43	139,537	151,116
4.000%, 04/01/43	53,905	58,487
4.000%, 05/01/43	815,960	883,754
4.000%, 06/01/43	53,158	57,676
4.000%, 07/01/43	604,934	655,033
4.000%, 08/01/43	459,200	496,146
4.000%, 09/01/43	750,587	811,256
4.000%, 10/01/43	740,984	802,500
4.000%, 11/01/43	44,292	47,893
4.000%, 01/01/44	839,406	911,191
4.000%, 02/01/44	126,857	136,503
4.000%, 03/01/44	71,336	77,682
4.000%, 04/01/44	86,037	93,786
4.000%, 12/01/44	28,769	30,857
4.000%, 01/01/45	12,825,010	13,774,951
4.000%, 04/01/45	207,484	222,662
4.000%, 05/01/45	191,422	205,657
4.000%, 11/01/45	647,591	695,735
4.000%, 12/01/45	854,680	921,233
4.000%, 02/01/46	950,848	1,019,847
4.000%, 04/01/46	1,811,469	1,962,009
4.500%, 05/01/39	178,123	196,698
4.500%, 07/01/40	3,525,897	3,871,454
4.500%, 09/01/40	1,491,282	1,649,139
4.500%, 02/01/41	125,671	138,985
4.500%, 08/01/41	1,129,977	1,244,607
4.500%, 09/01/41	135,986	151,255
4.500%, 10/01/41	303,316	337,610
4.500%, 02/01/44	80,312	87,981
5.000%, 01/01/35	284,846	319,758
5.000%, 05/01/35	168,382	188,013
5.000%, 07/01/35	2,050,333	2,293,277
5.000%, 11/01/35	1,711,675	1,952,739
5.000%, 06/01/41	2,889,007	3,265,555
5.000%, 07/01/41	699,540	782,290
5.500%, 03/01/34	2,223,139	2,534,740
5.500%, 07/01/35	1,527,342	1,740,822
Freddie Mac ARM Non-Gold Pool
2.978%, 10/01/42 (b)	506,256	522,711
2.985%, 10/01/41 (b)	763,274	798,908
3.068%, 09/01/41 (b)	801,713	846,834
3.190%, 09/01/41 (b)	94,872	100,100
3.224%, 04/01/41 (b)	89,830	93,771
3.288%, 06/01/41 (b)	103,088	108,960

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
3.413%, 05/01/41 (b)	74,337	78,243
3.436%, 12/01/40 (b)	2,833,994	2,960,855
3.640%, 06/01/41 (b)	136,927	142,920
3.696%, 05/01/41 (b)	123,724	128,950
Freddie Mac Multifamily Structured Pass-Through Certificates
1.883%, 05/25/19	2,285,000	2,316,998
2.313%, 03/25/20	1,469,000	1,512,083
2.637%, 01/25/23	1,931,000	2,029,875
2.669%, 02/25/23	4,383,208	4,528,939
2.670%, 12/25/24	7,000,000	7,358,204
2.811%, 01/25/25	10,500,000	11,151,618
2.991%, 09/25/21	1,224,000	1,303,079
3.016%, 02/25/23	7,519,479	7,879,266
3.090%, 08/25/22	29,800,000	32,118,759
3.303%, 07/25/24	7,854,000	8,611,035
3.320%, 02/25/23 (b)	932,000	1,017,318
3.458%, 08/25/23 (b)	5,000,000	5,510,455
3.490%, 01/25/24	3,200,000	3,543,351
3.974%, 01/25/21	17,750,000	19,465,406
4.084%, 11/25/20 (b)	980,000	1,073,501
Freddie Mac REMICS (CMO)
0.924%, 03/15/34 (b)	554,946	555,079
1.424%, 02/15/33 (b)	356,742	361,320
3.500%, 02/15/26	2,500,000	2,742,752
3.500%, 11/15/31	3,280,114	3,481,869
3.500%, 01/15/32 (c)	2,228,880	170,033
4.000%, 01/15/41	9,611,954	10,675,684
4.250%, 03/15/40	5,181,615	5,508,120
4.500%, 12/15/26	1,895,379	2,070,275
4.500%, 09/15/27	1,171,449	1,236,750
4.500%, 02/15/41	48,935	53,867
5.000%, 10/15/34	569,280	636,193
5.000%, 11/15/34	127,755	127,903
5.000%, 12/15/37	189,061	207,422
5.000%, 03/15/41	500,000	574,106
5.000%, 04/15/41	685,009	850,405
5.500%, 05/15/34	2,834,422	3,206,083
5.500%, 11/15/36	845,311	963,951
5.500%, 06/15/41	4,220,000	4,860,122
Ginnie Mae I 30 Yr. Pool 3.000%, 05/15/42	704,892	738,831
3.000%, 04/15/43	273,245	286,770
3.000%, 05/15/43	364,454	382,339
3.000%, 03/15/45	149,201	156,384
3.500%, 11/15/41	382,145	413,599
3.500%, 02/15/42	345,373	373,855
3.500%, 03/15/42	378,511	407,130
3.500%, 05/15/42	1,329,679	1,420,933
3.500%, 06/15/42	989,972	1,052,355
4.000%, 09/15/40	2,118,731	2,326,701
4.000%, 10/15/40	203,929	219,548
4.000%, 03/15/41	1,000,245	1,075,320
4.000%, 06/15/41	50,977	54,804
4.000%, 09/15/41	225,183	243,937

MIST-324

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 10/15/41	1,138,865	$1,246,433
4.000%, 11/15/41	350,864	380,025
4.000%, 12/15/41	1,028,677	1,126,369
4.000%, 01/15/42	57,569	62,987
4.000%, 02/15/42	61,820	67,368
4.000%, 03/15/42	273,432	297,602
4.000%, 11/15/42	63,257	69,024
4.000%, 01/15/43	61,982	67,626
4.500%, 08/15/39	2,923,367	3,247,210
4.500%, 06/15/40	1,054,979	1,167,856
4.500%, 07/15/40	204,935	227,419
4.500%, 03/15/41	1,065,733	1,178,734
4.500%, 04/15/41	99,739	110,145
4.500%, 06/15/41	6,239,262	6,967,594
5.000%, 03/15/39	107,677	122,067
5.000%, 07/15/39	244,403	272,440
5.000%, 08/15/39	218,546	247,749
5.000%, 09/15/39	146,727	166,213
5.000%, 04/15/40	69,154	77,705
5.000%, 08/15/40	250,415	283,741
5.000%, 04/15/41	164,515	186,272
5.000%, 09/15/41	137,054	154,002
5.500%, 06/15/35	1,057,222	1,209,347
5.500%, 11/15/35	697,522	797,839
5.500%, 10/15/39	31,500	35,661
6.000%, 06/15/36	1,224,262	1,432,002
Ginnie Mae II 30 Yr. Pool 3.000%, 06/20/42	1,345,167	1,416,481
3.000%, 12/20/42	2,626,785	2,765,794
3.000%, 01/20/43	3,869,904	4,074,539
3.500%, 11/20/41	2,290,426	2,438,404
3.500%, 12/20/41	13,806,301	14,714,610
3.500%, 07/20/42	802,939	855,102
3.500%, 10/20/42	1,092,036	1,162,984
3.500%, 12/20/42	669,205	713,632
3.500%, 01/20/43	56,139	59,786
3.500%, 02/20/43	3,360,103	3,583,175
3.500%, 04/20/43	516,193	550,462
3.500%, 05/20/43	1,873,264	1,996,956
3.500%, 08/20/43	79,278	84,401
3.500%, 09/20/43	1,591,334	1,696,219
3.500%, 04/20/46	99,398	107,166
3.500%, 05/20/46	4,123,242	4,432,362
3.500%, 06/20/46	7,847,827	8,429,478
3.500%, TBA (a)	1,000,000	1,062,109
4.000%, 09/20/39	237,480	256,325
4.000%, 10/20/40	34,997	37,655
4.000%, 11/20/40	2,469,081	2,656,620
4.000%, 10/20/41	3,059,405	3,290,249
4.000%, 11/20/41	1,134,549	1,222,101
4.000%, 04/20/42	1,499,704	1,614,551
4.000%, 06/20/45	1,952,038	2,092,317
4.000%, 07/20/45	1,527,178	1,636,828
4.000%, 11/20/45	886,983	960,693
4.500%, 02/20/40	267,096	292,377

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.500%, 09/20/40	28,550	31,265
4.500%, 05/20/41	4,098,487	4,489,676
Ginnie Mae II Pool 4.297%, 08/20/61	1,075,590	1,112,897
4.509%, 12/20/61	8,712,680	9,184,064
4.648%, 02/20/62	783,514	827,800
4.681%, 02/20/62	1,038,961	1,093,076
4.688%, 01/20/62	3,342,668	3,514,048
5.470%, 08/20/59	192,585	195,633
5.989%, 04/20/58	6,324	6,338
Government National Mortgage Association (CMO) 0.794%, 08/20/60 (b)	220,777	218,628
0.794%, 09/20/60 (b)	252,441	249,950
0.854%, 07/20/60 (b)	271,367	268,948
0.984%, 02/20/61 (b)	325,527	324,729
0.994%, 12/20/60 (b)	614,859	613,493
0.994%, 02/20/61 (b)	96,549	96,348
0.994%, 04/20/61 (b)	220,376	219,897
0.994%, 05/20/61 (b)	439,576	438,528
1.012%, 01/20/38 (b)	60,174	60,428
1.024%, 06/20/61 (b)	299,615	299,281
1.032%, 07/20/37 (b)	243,295	244,480
1.032%, 05/20/66 (b)	7,706,645	7,695,636
1.060%, 12/16/39 (b)	242,215	243,505
1.094%, 10/20/61 (b)	1,029,039	1,030,282
1.124%, 01/20/62 (b)	1,053,840	1,056,255
1.124%, 03/20/62 (b)	624,117	625,594
1.130%, 11/16/39 (b)	323,810	326,207
1.144%, 11/20/65 (b)	2,394,356	2,398,559
1.194%, 11/20/61 (b)	948,399	952,996
1.194%, 01/20/62 (b)	639,172	642,278
1.650%, 01/20/63	1,673,347	1,670,229
2.500%, 06/20/63	39,448,548	39,976,957
2.500%, 05/20/65	5,873,783	5,956,703
2.500%, 06/20/65	1,693,957	1,712,792
2.750%, 05/20/64	1,744,229	1,794,606
3.000%, 04/20/37	2,303	2,302
3.500%, 09/20/63	3,569,141	3,709,417
4.500%, 05/16/40	80,000	88,743
4.500%, 05/20/40 (c)	48,709	3,450
5.000%, 12/20/39	3,791,038	4,603,135
5.000%, 03/20/40	3,190,000	3,698,068
5.010%, 09/20/60 (b)	3,162,145	3,315,709
5.150%, 08/20/60	2,744,355	2,885,237
5.299%, 07/20/60 (b)	3,847,741	4,037,319
5.500%, 08/20/34	3,717,609	4,128,090
5.568%, 07/20/41 (b) (c)	347,732	45,005
7.958%, 04/20/39 (b)	1,981,177	2,145,256
8.091%, 08/20/39 (b)	3,805,566	4,213,027
23.958%, 05/20/41 (b)	27,399	37,230

		801,425,461

MIST-325

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—3.6%
Federal Home Loan Mortgage Corp. 6.250%, 07/15/32	7,568,000	$11,430,155
6.750%, 03/15/31	481,000	743,272
Federal National Mortgage Association 1.375%, 02/26/21	6,091,000	6,131,170
1.500%, 11/30/20	2,000	2,027
2.625%, 09/06/24	7,000,000	7,493,682
6.625%, 11/15/30	1,430,000	2,174,484
Tennessee Valley Authority 4.250%, 09/15/65	8,970,000	10,671,295
5.250%, 09/15/39	557,000	769,965
5.500%, 06/15/38	6,117,000	8,621,905

		48,037,955

U.S. Treasury—28.0%
U.S. Treasury Bonds 2.250%, 08/15/46	6,366,000	6,250,616
2.500%, 02/15/46	4,000,000	4,134,376
2.500%, 05/15/46	2,500,000	2,587,500
2.875%, 08/15/45	24,988,000	27,832,334
3.000%, 11/15/44	9,140,000	10,421,382
3.000%, 11/15/45	9,700,000	11,067,855
3.625%, 02/15/44 (d)	49,159,000	62,595,138
4.375%, 02/15/38	12,000,000	16,738,128
4.375%, 05/15/40	7,000,000	9,781,135
4.375%, 05/15/41	8,466,000	11,891,420
5.000%, 05/15/37	9,000,000	13,484,178
5.250%, 02/15/29	25,405,000	35,323,874
6.125%, 08/15/29	5,339,000	8,028,521
U.S. Treasury Notes 0.750%, 09/30/18	7,740,000	7,737,585
0.750%, 08/15/19	723,000	720,486
0.750%, 09/15/19	2,267,000	2,266,912
1.125%, 09/30/21	28,321,000	28,283,390
1.375%, 09/30/23	63,709,000	63,467,607
1.500%, 08/15/26	12,300,000	12,180,358
1.625%, 02/15/26	4,800,000	4,808,251
1.625%, 05/15/26	2,500,000	2,503,320
2.000%, 07/31/22	6,828,000	7,094,449
2.000%, 02/15/25	4,072,000	4,216,748
2.000%, 08/15/25	6,794,000	7,030,730
2.250%, 11/15/25	10,290,000	10,862,381

		371,308,674

Total U.S. Treasury & Government Agencies (Cost $1,185,168,316)		1,220,772,090

Foreign Government — 4.6%

Sovereign—4.6%
Hashemite Kingdom of Jordan Government AID Bonds 2.503%, 10/30/20	13,375,000	14,079,247
3.000%, 06/30/25	5,389,000	5,829,265

Sovereign—(Continued)
Israel Government AID Bonds 5.500%, 09/18/23	13,878,000	$17,331,193
5.500%, 12/04/23	8,920,000	11,181,461
5.500%, 04/26/24	1,900,000	2,396,476
Ukraine Government AID Bonds 1.471%, 09/29/21	9,388,000	9,444,788

Total Foreign Government (Cost $59,719,263)		60,262,430

Mortgage-Backed Securities—2.2%

Collateralized Mortgage Obligations—1.1%
CSMC
1.478%, 10/26/37 (144A) (b)	2,257,284	2,232,434
National Credit Union Administration Guaranteed Notes Trust
0.889%, 11/06/17 (b)	1,352,200	1,352,454
0.904%, 03/06/20 (b)	158,607	158,669
0.975%, 01/08/20 (b)	6,942,203	6,955,691
Nomura Resecuritization Trust
2.993%, 03/26/37 (144A) (b)	1,775,006	1,770,439
RBSSP Resecuritization Trust
2.738%, 07/26/45 (144A) (b)	1,588,900	1,591,154
Thornburg Mortgage Securities Trust
1.165%, 09/25/43 (b)	447,581	430,583

		14,491,424

Commercial Mortgage-Backed Securities—1.1%
CDGJ Commercial Mortgage Trust
1.924%, 12/15/27 (144A) (b)	10,561,151	10,571,076
SCG Trust
1.924%, 11/15/26 (144A) (b)	3,750,000	3,721,610

		14,292,686

Total Mortgage-Backed Securities (Cost $28,854,839)		28,784,110

Corporate Bonds & Notes—1.2%

Diversified Financial Services—0.5%
Private Export Funding Corp.
4.300%, 12/15/21	6,000,000	6,840,414

Sovereign—0.7%
National Credit Union Administration Guaranteed Notes Trust
3.450%, 06/12/21	8,645,000	9,399,795

Total Corporate Bonds & Notes (Cost $16,500,585)		16,240,209

MIST-326

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—0.3%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.2%
American Credit Acceptance Receivables Trust
1.950%, 09/12/19 (144A)	2,684,100	$2,691,741

Asset-Backed - Other—0.1%
Nationstar HECM Loan Trust
2.981%, 02/25/26 (144A)	1,728,211	1,726,950

Total Asset-Backed Securities (Cost $4,412,130)		4,418,691

Short-Term Investment—1.9%

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $25,489,875 on 10/03/16, collateralized by $24,825,000 U.S. Treasury Note at 2.125% due 09/30/21 with a value of $26,004,188.	25,489,811	25,489,811

Total Short-Term Investments (Cost $25,489,811)		25,489,811

Total Investments—102.3% (Cost $1,320,144,944) (e)		1,355,967,341
Other assets and liabilities (net)—(2.3)%		(30,904,955)

Net Assets—100.0%		$1,325,062,386

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $331,063.
(e)	As of September 30, 2016, the aggregate cost of investments was $1,320,144,944. The aggregate unrealized appreciation and depreciation of investments were $41,915,074 and $(6,092,677), respectively, resulting in net unrealized appreciation of $35,822,397.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $24,305,404, which is 1.8% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 30 Yr. Pool	3.000%	TBA	(26,000,000)	$(26,885,664)	$(27,022,733)
Fannie Mae 30 Yr. Pool	4.000%	TBA	(14,800,000)	(15,894,215)	(15,894,969)
Ginnie Mae II 30 Yr. Pool	3.000%	TBA	(15,770,000)	(16,453,206)	(16,520,307)
Ginnie Mae II 30 Yr. Pool	4.000%	TBA	(1,500,000)	(1,604,063)	(1,607,285)

Totals				$(60,837,148)	$(61,045,294)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/20/16	20	USD	3,300,853	$62,272
U.S. Treasury Note 10 Year Futures	12/20/16	96	USD	12,520,389	67,611
U.S. Treasury Note 2 Year Futures	12/30/16	141	USD	30,808,292	(4,199)

Net Unrealized Appreciation					$125,684

(USD)—	United States Dollar

MIST-327

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,220,772,090	$—	$1,220,772,090
Total Foreign Government*	—	60,262,430	—	60,262,430
Total Mortgage-Backed Securities*	—	28,784,110	—	28,784,110
Total Corporate Bonds & Notes*	—	16,240,209	—	16,240,209
Total Asset-Backed Securities*	—	4,418,691	—	4,418,691
Total Short-Term Investment*	—	25,489,811	—	25,489,811
Total Investments	$—	$1,355,967,341	$—	$1,355,967,341

TBA Forward Sales Commitments	$—	$(61,045,294)	$—	$(61,045,294)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$129,883	$—	$—	$129,883
Futures Contracts (Unrealized Depreciation)	(4,199)	—	—	(4,199)
Total Futures Contracts	$125,684	$—	$—	$125,684

*	See Schedule of Investments for additional detailed categorizations.

MIST-328

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—81.5% of Net Assets

Security Description	Shares	Value

Investment Company Securities—81.5%
Energy Select Sector SPDR Fund (a)	41,552	$2,933,987
Fidelity Blue Chip Growth Fund (b)	225,912	15,863,537
Fidelity Blue Chip Value Fund (b)	399,507	6,531,935
Fidelity Conservative Income Bond Fund (b)	2,698,409	27,065,044
Fidelity Contrafund (b)	79,285	8,094,168
Fidelity Corporate Bond Fund (b)	2,480,057	28,967,069
Fidelity Diversified International Fund (b)	182,795	6,476,411
Fidelity Equity Dividend Income Fund (b)	1,544,142	41,074,166
Fidelity Floating Rate High Income Fund (b)	2,245,451	21,466,514
Fidelity Inflation Protected Bond Index Fund (b)	839,209	8,450,833
Fidelity International Small Cap Fund (b)	497,460	12,386,764
Fidelity International Small Cap Opportunities Fund (b)	683,827	10,640,349
Fidelity Japan Smaller Companies Fund (b)	463,030	7,158,451
Fidelity Low-Priced Stock Fund (b)	76,044	3,708,674
Fidelity Nordic Fund (b)	91,470	4,436,276
Fidelity OTC Portfolio (b)	427,626	37,259,040
Fidelity Overseas Fund (b)	1,538,714	64,841,395
Fidelity Real Estate Investment Portfolio (b)	97,087	4,247,569
Fidelity Small Cap Stock Fund (b)	385,560	6,905,386
Fidelity Stock Selector Large Cap Value Fund (b)	1,042,108	18,497,417
Fidelity Total Bond Fund (b)	10,876,985	118,124,056
Fidelity Value Discovery Fund (b)	265,148	6,429,830
iShares 20+ Year Treasury Bond ETF (a)	69,495	9,556,257
iShares iBoxx $ Investment Grade Corporate Bond ETF	399,510	49,211,642
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	74,484	8,730,270
iShares PHLX Semiconductor ETF (a)	87,382	9,873,292
iShares TIPS Bond ETF	85,024	9,904,446
iShares U.S. Financial Services ETF (a)	114,299	10,030,880
iShares U.S. Medical Devices ETF (a)	84,074	12,223,519
iShares U.S. Technology ETF	118,613	14,114,947
PowerShares DB Commodity Index Tracking ETF (a) (c)	447,611	6,718,641
SPDR Barclays High Yield Bond ETF (a)	161,806	5,941,516
Vanguard Consumer Discretionary ETF (a)	74,792	9,404,346
Vanguard Consumer Staples ETF (a)	64,734	8,860,790
Vanguard Health Care ETF (a)	44,217	5,875,997
Vanguard Industrials ETF (a)	121,374	13,460,862
Vanguard Materials ETF	81,686	8,733,867
Vanguard Telecommunication Services ETF (a)	85,709	8,090,072
Vanguard Utilities ETF (a)	29,908	3,198,960
Vanguard Value ETF	216,557	18,840,459
WisdomTree Europe Hedged Equity Fund	113,171	6,081,810
WisdomTree Japan Hedged Equity Fund (a)	105,883	4,543,440

Total Mutual Funds (Cost $665,354,483)		684,954,884

Short-Term Investment—17.5%
Security Description	Principal Amount*	Value

Repurchase Agreement—17.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $147,461,712 on 10/03/16, collateralized by $140,245,000 U.S. Treasury Note at 2.625% due 11/15/20 with a value of $150,412,763.	147,461,343	147,461,343

Total Short-Term Investments (Cost $147,461,343)		147,461,343

Securities Lending Reinvestments (d)—5.3%

Certificates of Deposit—1.0%
Abbey National Treasury Services 0.440%, 10/03/16	800,000	800,000
ABN AMRO Bank NV Zero Coupon, 12/22/16	500,000	498,936
Bank of Montreal 0.500%, 10/24/16	250,000	250,000
Bank of Nova Scotia 0.750%, 10/19/16	500,000	500,054
Bank of Tokyo-Mitsubishi Ltd. 0.450%, 10/04/16	1,000,000	1,000,001
DZ Bank AG 0.950%, 01/03/17	250,000	250,000
KBC Bank NV Zero Coupon, 12/27/16	500,000	499,305
1.000%, 01/04/17	250,000	250,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	800,000	800,001
National Bank of Canada 0.420%, 10/06/16	500,000	499,999
0.480%, 10/28/16	250,000	249,999
Norinchukin Bank 0.480%, 10/24/16	500,000	500,000
Standard Chartered Bank New York 0.910%, 12/16/16	1,300,000	1,300,100
Swedbank 0.350%, 10/03/16	800,000	799,998

		8,198,393

Commercial Paper—0.5%
Albion Capital Corp. 0.720%, 10/25/16	250,000	249,920
BNP Paribas 0.510%, 10/21/16	1,000,000	999,747
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	500,000	499,731
Credit Suisse AG 0.971%, 10/19/16	250,000	249,997

MIST-329

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Kells Funding, LLC 1.040%, 01/19/17	1,300,000	$1,296,140
LMA S.A. & LMA Americas 0.580%, 10/14/16	100,000	99,985
0.580%, 10/17/16	100,000	99,976
Ridgefield Funding Co. LLC 0.650%, 10/26/16	350,000	349,823

		3,845,319

Repurchase Agreements—3.3%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $3,300,257 on 10/03/16, collateralized by $3,118,550 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $3,366,001.	3,300,000	3,300,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $3,300,229 on 10/03/16, collateralized by $3,239,687 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $3,366,003.	3,300,000	3,300,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $5,000,208 on 10/03/16, collateralized by $4,860,962 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $5,100,001.	5,000,000	5,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $5,000,188 on 10/03/16, collateralized by $3,944,000 U.S. Treasury Bond at 3.625% due 08/15/43, with a value of $5,100,070.	5,000,000	5,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $4,100,316 on 10/03/16, collateralized by $3,914,184 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $4,183,749.	4,100,000	4,100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $339,125 on 10/03/16, collateralized by $280,169 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $345,894.	339,112	339,112

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $5,000,292 on 10/03/16, collateralized by $7,997,805 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $5,100,298.	5,000,000	5,000,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $1,000,043 on 10/03/16, collateralized by $1,411,875 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $1,020,000.	1,000,000	1,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,000,038 on 10/03/16, collateralized by $936,180 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,020,021.	1,000,000	1,000,000

		28,039,112

Time Deposits—0.5%
ANZ London 0.420%, 10/03/16	300,000	300,000
Canadian Imperial Bank 0.260%, 10/03/16	2,000,000	2,000,000
DBS Bank Limited, Singapore 0.380%, 10/04/16	750,000	750,000
Den Norske Bank, Oslo 0.400%, 10/03/16	500,000	500,000
Royal Bank of Canada 0.280%, 10/03/16	500,000	500,000

		4,050,000

Total Securities Lending Reinvestments (Cost $44,132,108)		44,132,824

Total Investments—104.3% (Cost $856,947,934) (e)		876,549,051
Other assets and liabilities (net)—(4.3)%		(36,382,109)

Net Assets—100.0%		$840,166,942

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $42,337,438 and the collateral received consisted of cash in the amount of $43,631,747. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.

MIST-330

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(e)	As of September 30, 2016, the aggregate cost of investments was $856,947,934. The aggregate unrealized appreciation and depreciation of investments were $21,629,271 and $(2,028,154), respectively, resulting in net unrealized appreciation of $19,601,117.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/16/16	371	USD	31,570,868	$88,417
MSCI Emerging Markets Index Mini Futures	12/16/16	298	USD	13,779,715	(183,465)
S&P 500 Index E-Mini Futures	12/16/16	627	USD	68,057,834	(329,294)
U.S. Treasury Long Bond Futures	12/20/16	523	USD	89,137,496	(1,191,778)
U.S. Treasury Note 10 Year Futures	12/20/16	1,249	USD	163,992,278	(217,153)

Net Unrealized Depreciation					$(1,833,273)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$684,954,884	$—	$—	$684,954,884
Total Short-Term Investment*	—	147,461,343	—	147,461,343
Securities Lending Reinvestments
Certificates of Deposit	—	8,198,393	—	8,198,393
Commercial Paper	—	3,845,319	—	3,845,319
Repurchase Agreements	—	28,039,112	—	28,039,112
Time Deposits	—	4,050,000	—	4,050,000
Total Securities Lending Reinvestments	—	44,132,824	—	44,132,824
Total Investments	$684,954,884	$191,594,167	$—	$876,549,051

Collateral for Securities Loaned (Liability)	$—	$(43,631,747)	$—	$(43,631,747)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$88,417	$—	$—	$88,417
Futures Contracts (Unrealized Depreciation)	(1,921,690)	—	—	(1,921,690)
Total Futures Contracts	$(1,833,273)	$—	$—	$(1,833,273)

*	See Schedule of Investments for additional detailed categorizations.

MIST-331

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—30.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.2%
Omnicom Group, Inc. 4.450%, 08/15/20	1,855,000	$2,030,531

Aerospace/Defense—0.2%
Lockheed Martin Corp. 4.700%, 05/15/46	2,340,000	2,780,203

Agriculture—0.6%
Altria Group, Inc. 3.875%, 09/16/46	1,060,000	1,099,698
4.750%, 05/05/21	660,000	746,036
Philip Morris International, Inc. 1.375%, 02/25/19	765,000	766,616
6.375%, 05/16/38	645,000	901,604
Reynolds American, Inc. 5.850%, 08/15/45	2,510,000	3,263,271
7.250%, 06/15/37	170,000	232,862

		7,010,087

Auto Manufacturers—0.2%
General Motors Financial Co., Inc. 3.150%, 01/15/20	595,000	606,283
3.200%, 07/06/21	1,290,000	1,305,842

		1,912,125

Auto Parts & Equipment—0.1%
Delphi Automotive plc 3.150%, 11/19/20	1,000,000	1,035,432

Banks—8.5%
Bank of America Corp. 3.300%, 01/11/23	1,410,000	1,459,587
3.950%, 04/21/25	3,785,000	3,918,239
4.250%, 10/22/26	980,000	1,039,719
5.625%, 07/01/20	1,045,000	1,173,074
Bank of New York Mellon Corp. (The) 4.625%, 09/20/26 (a)	1,610,000	1,585,850
Bank of Nova Scotia (The) 2.450%, 03/22/21	2,305,000	2,360,816
Barclays Bank plc 5.140%, 10/14/20	940,000	1,017,857
10.179%, 06/12/21 (144A)	625,000	798,746
Barclays plc 3.650%, 03/16/25	1,435,000	1,415,791
5.200%, 05/12/26	2,265,000	2,332,832
BB&T Corp. 2.450%, 01/15/20	1,500,000	1,535,001
BPCE S.A. 2.500%, 12/10/18	1,580,000	1,611,655
Branch Banking & Trust Co. 1.350%, 10/01/17	3,150,000	3,151,058
Capital One Financial Corp. 3.200%, 02/05/25	970,000	988,794
Capital One N.A. 1.617%, 09/13/19 (a)	1,225,000	1,224,283
2.950%, 07/23/21 (b)	860,000	883,714

Banks—(Continued)
Citigroup, Inc. 2.150%, 07/30/18	965,000	973,555
3.700%, 01/12/26	1,085,000	1,145,138
4.300%, 11/20/26	3,650,000	3,828,080
Commonwealth Bank of Australia 2.000%, 09/06/21 (144A) (b)	2,965,000	2,960,926
2.400%, 11/02/20	905,000	924,085
Cooperatieve Rabobank UA 3.875%, 02/08/22	700,000	766,064
3.950%, 11/09/22	250,000	262,069
4.375%, 08/04/25	1,420,000	1,498,492
Credit Suisse AG 1.700%, 04/27/18	1,410,000	1,411,076
Danske Bank A/S 2.800%, 03/10/21 (144A)	3,275,000	3,392,006
Discover Bank 2.000%, 02/21/18	1,210,000	1,213,899
3.200%, 08/09/21	1,000,000	1,031,690
Fifth Third Bank 1.443%, 09/27/19 (a)	1,540,000	1,541,237
3.850%, 03/15/26	1,435,000	1,529,343
First Republic Bank 2.375%, 06/17/19	880,000	886,618
Goldman Sachs Group, Inc. (The) 2.429%, 11/29/23 (a)	1,070,000	1,088,194
2.625%, 04/25/21	1,080,000	1,096,670
3.625%, 01/22/23	2,635,000	2,783,999
5.150%, 05/22/45	1,340,000	1,461,289
5.250%, 07/27/21	1,460,000	1,648,283
5.750%, 01/24/22	2,000,000	2,323,078
6.750%, 10/01/37	495,000	630,288
HSBC Holdings plc 4.000%, 03/30/22	1,770,000	1,885,827
4.875%, 01/14/22	1,555,000	1,719,387
ING Bank NV 2.750%, 03/22/21 (144A)	1,070,000	1,104,889
JPMorgan Chase & Co. 3.875%, 09/10/24	5,620,000	5,916,590
JPMorgan Chase Bank N.A. 1.650%, 09/23/19 (b)	1,770,000	1,775,583
Lloyds Bank plc 2.050%, 01/22/19	3,000,000	3,012,606
2.300%, 11/27/18	295,000	298,208
Morgan Stanley 2.500%, 04/21/21	510,000	516,376
3.125%, 07/27/26	1,323,000	1,330,910
3.750%, 02/25/23	1,140,000	1,210,785
3.875%, 01/27/26	569,000	604,097
5.450%, 01/09/17	1,870,000	1,890,542
5.500%, 01/26/20	755,000	837,155
PNC Bank N.A. 1.850%, 07/20/18	1,160,000	1,170,095
3.250%, 06/01/25	1,290,000	1,358,075
Regions Bank 2.250%, 09/14/18	545,000	549,364

MIST-332

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Scotland Group plc 3.875%, 09/12/23	2,415,000	$2,376,343
Santander UK plc 1.675%, 08/24/18 (a)	1,500,000	1,500,751
Standard Chartered plc 1.700%, 04/17/18 (144A)	1,585,000	1,580,594
4.050%, 04/12/26 (144A)	685,000	708,521
5.700%, 01/25/22	1,060,000	1,159,423
U.S. Bancorp 5.125%, 01/15/21 (a)	3,065,000	3,228,211
UBS AG 1.557%, 03/26/18 (a)	1,960,000	1,965,529
UBS Group Funding Jersey, Ltd. 3.000%, 04/15/21 (144A)	2,240,000	2,300,628

		100,893,584

Beverages—1.2%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	4,590,000	4,844,786
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	915,000	915,837
Molson Coors Brewing Co. 3.000%, 07/15/26	3,650,000	3,675,280
PepsiCo, Inc. 4.450%, 04/14/46	3,925,000	4,647,279

		14,083,182

Biotechnology—0.3%
Amgen, Inc. 3.875%, 11/15/21 (b)	955,000	1,037,845
4.500%, 03/15/20	900,000	982,903
5.750%, 03/15/40	605,000	747,853
Gilead Sciences, Inc. 4.500%, 04/01/21	1,180,000	1,309,890

		4,078,491

Chemicals—0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P. 2.450%, 05/01/20 (144A)	500,000	504,675
Eastman Chemical Co. 3.800%, 03/15/25	1,000,000	1,058,537
Monsanto Co. 3.375%, 07/15/24	939,000	973,025
Mosaic Co. (The) 3.750%, 11/15/21	255,000	269,581
4.875%, 11/15/41	335,000	333,530

		3,139,348

Commercial Services—0.0%
S&P Global, Inc. 2.500%, 08/15/18	465,000	472,341

Computers—0.5%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 5.450%, 06/15/23 (144A)	1,760,000	1,885,765
Hewlett Packard Enterprise Co. 4.400%, 10/15/22 (144A)	1,775,000	1,892,700
International Business Machines Corp. 7.625%, 10/15/18	1,785,000	2,008,248

		5,786,713

Diversified Financial Services—0.9%
American Express Credit Corp. 1.105%, 06/05/17 (a)	1,400,000	1,400,735
Capital One Bank USA N.A. 1.300%, 06/05/17	740,000	739,895
GE Capital International Funding Co. 3.373%, 11/15/25	2,158,000	2,334,993
HSBC Finance Corp. 6.676%, 01/15/21	1,220,000	1,403,316
Visa, Inc. 4.300%, 12/14/45	4,045,000	4,674,701

		10,553,640

Electric—1.3%
Berkshire Hathaway Energy Co. 6.500%, 09/15/37	345,000	474,425
Duke Energy Carolinas LLC 4.300%, 06/15/20	540,000	593,768
Duke Energy Corp. 1.800%, 09/01/21	289,000	287,456
Duke Energy Florida LLC 6.400%, 06/15/38	1,925,000	2,723,761
Duke Energy Ohio, Inc. 3.700%, 06/15/46	660,000	676,342
Electricite de France S.A. 6.500%, 01/26/19 (144A)	180,000	199,485
Exelon Corp. 2.450%, 04/15/21	1,100,000	1,121,964
Georgia Power Co. 1.950%, 12/01/18	960,000	976,799
4.300%, 03/15/42	545,000	593,630
PPL Electric Utilities Corp. 4.750%, 07/15/43	625,000	747,164
Public Service Co. of Colorado 4.750%, 08/15/41	1,065,000	1,281,189
Southern California Edison Co. 4.500%, 09/01/40	1,025,000	1,190,417
5.500%, 03/15/40	335,000	438,010
Southern Co. (The) 3.250%, 07/01/26	2,815,000	2,915,622
Southern Power Co. 5.250%, 07/15/43	670,000	730,153

		14,950,185

MIST-333

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electronics—0.2%
FLIR Systems, Inc. 3.125%, 06/15/21	635,000	$655,403
Fortive Corp. 3.150%, 06/15/26 (144A)	2,145,000	2,205,933

		2,861,336

Engineering & Construction—0.2%
Sydney Airport Finance Co. Pty, Ltd. 3.625%, 04/28/26 (144A)	1,825,000	1,894,421

Environmental Control—0.0%
Republic Services, Inc. 5.250%, 11/15/21	415,000	478,579

Food—0.5%
Ingredion, Inc. 3.200%, 10/01/26	930,000	948,562
Kraft Heinz Foods Co. 4.375%, 06/01/46	2,930,000	3,100,016
Kroger Co. (The) 2.600%, 02/01/21	2,111,000	2,170,866
5.000%, 04/15/42	260,000	302,730

		6,522,174

Forest Products & Paper—0.2%
International Paper Co. 4.800%, 06/15/44	270,000	284,991
5.150%, 05/15/46	1,560,000	1,730,089

		2,015,080

Gas—0.1%
Fermaca Enterprises S de RL de C.V. 6.375%, 03/30/38 (144A)	464,117	475,720
Nisource Finance Corp. 4.800%, 02/15/44	230,000	259,880
6.125%, 03/01/22	830,000	990,361

		1,725,961

Healthcare-Products—0.8%
Becton Dickinson & Co. 3.734%, 12/15/24	2,000,000	2,169,024
4.685%, 12/15/44	700,000	798,337
Boston Scientific Corp. 2.650%, 10/01/18	940,000	961,519
Medtronic, Inc. 4.625%, 03/15/45	3,041,000	3,573,139
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	1,505,000	1,493,595

		8,995,614

Healthcare-Services—0.5%
Aetna, Inc. 3.200%, 06/15/26	2,903,000	2,951,553

Healthcare-Services—(Continued)
Humana, Inc. 7.200%, 06/15/18	95,000	103,965
UnitedHealth Group, Inc. 1.700%, 02/15/19	2,435,000	2,451,188

		5,506,706

Housewares—0.4%
Newell Brands, Inc. 3.850%, 04/01/23	4,276,000	4,551,657

Insurance—1.1%
Aflac, Inc. 4.000%, 10/15/46	930,000	939,237
American International Group, Inc. 3.300%, 03/01/21	496,000	520,403
4.375%, 01/15/55	670,000	633,198
6.400%, 12/15/20	1,150,000	1,348,726
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	425,000	482,528
Berkshire Hathaway, Inc. 2.750%, 03/15/23	1,010,000	1,049,577
Hartford Financial Services Group, Inc. (The) 6.625%, 03/30/40	945,000	1,216,892
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	120,000	133,684
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	720,000	804,090
Prudential Financial, Inc. 5.100%, 08/15/43	3,760,000	4,195,464
5.800%, 11/16/41	1,105,000	1,326,229
Swiss Re Treasury U.S. Corp. 4.250%, 12/06/42 (144A)	415,000	441,590
XLIT, Ltd. 5.750%, 10/01/21	300,000	343,398

		13,435,016

Media—0.8%
21st Century Fox America, Inc.
3.000%, 09/15/22	3,165,000	3,295,876
4.500%, 02/15/21	320,000	354,827
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.484%, 10/23/45 (144A)	1,975,000	2,388,411
Time Warner, Inc. 4.000%, 01/15/22	1,700,000	1,856,264
4.850%, 07/15/45	235,000	262,697
Viacom, Inc. 5.850%, 09/01/43	1,345,000	1,516,954

		9,675,029

Mining—0.6%
Barrick Gold Corp. 4.100%, 05/01/23	509,000	548,915

MIST-334

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Barrick North America Finance LLC 4.400%, 05/30/21	655,000	$717,492
BHP Billiton Finance USA, Ltd. 3.850%, 09/30/23 (b)	580,000	634,958
5.000%, 09/30/43	585,000	691,418
Freeport-McMoRan, Inc. 3.875%, 03/15/23	1,145,000	1,027,546
Glencore Funding LLC 1.739%, 04/16/18 (144A) (a)	1,225,000	1,211,219
Rio Tinto Finance USA plc 2.250%, 12/14/18	1,150,000	1,166,384
3.500%, 03/22/22	530,000	571,883
Rio Tinto Finance USA, Ltd. 4.125%, 05/20/21	400,000	439,230

		7,009,045

Miscellaneous Manufacturing—0.3%
General Electric Co. 3.100%, 01/09/23	935,000	993,315
5.300%, 02/11/21	400,000	458,327
Siemens Financieringsmaatschappij NV 4.400%, 05/27/45 (144A)	1,390,000	1,604,781

		3,056,423

Multi-National—0.1%
FMS Wertmanagement AoeR 1.625%, 11/20/18	1,215,000	1,230,146

Oil & Gas—2.5%
Anadarko Petroleum Corp. 4.850%, 03/15/21	485,000	520,656
5.550%, 03/15/26 (b)	2,554,000	2,886,120
ConocoPhillips Co. 3.350%, 11/15/24 (b)	2,190,000	2,242,153
Continental Resources, Inc. 5.000%, 09/15/22 (b)	1,045,000	1,042,388
Devon Energy Corp. 3.250%, 05/15/22 (b)	3,265,000	3,241,659
EOG Resources, Inc. 2.625%, 03/15/23	521,000	520,102
EQT Corp. 4.875%, 11/15/21	1,000,000	1,094,959
Marathon Petroleum Corp. 5.000%, 09/15/54	482,000	422,699
5.125%, 03/01/21	830,000	916,946
Noble Energy, Inc. 4.150%, 12/15/21	1,615,000	1,717,242
6.000%, 03/01/41	350,000	378,657
Occidental Petroleum Corp. 2.700%, 02/15/23	1,873,000	1,910,091
Phillips 66 4.300%, 04/01/22	525,000	577,101
Shell International Finance B.V. 1.195%, 09/12/19 (a)	4,450,000	4,447,495
1.875%, 05/10/21	1,315,000	1,316,394

Oil & Gas—(Continued)
Statoil ASA 3.700%, 03/01/24 (b)	1,920,000	2,086,694
Suncor Energy, Inc. 3.600%, 12/01/24	1,805,000	1,892,008
6.850%, 06/01/39	520,000	705,478
Valero Energy Corp. 6.625%, 06/15/37	905,000	1,060,403
9.375%, 03/15/19	343,000	403,788

		29,383,033

Pharmaceuticals—1.3%
AbbVie, Inc. 2.500%, 05/14/20	2,230,000	2,273,427
2.900%, 11/06/22	625,000	640,871
3.200%, 11/06/22	200,000	208,218
Actavis Funding SCS 4.750%, 03/15/45	2,135,000	2,334,460
AmerisourceBergen Corp. 4.250%, 03/01/45	560,000	606,502
EMD Finance LLC 2.400%, 03/19/20 (144A)	1,935,000	1,967,868
2.950%, 03/19/22 (144A)	1,168,000	1,204,070
Mead Johnson Nutrition Co. 3.000%, 11/15/20	1,935,000	2,015,328
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21 (b)	4,360,000	4,365,489

		15,616,233

Pipelines—1.6%
Enbridge, Inc. 3.500%, 06/10/24	3,115,000	3,094,376
Energy Transfer Partners L.P.
4.150%, 10/01/20	1,575,000	1,647,332
5.150%, 02/01/43	1,200,000	1,105,544
Enterprise Products Operating LLC 3.350%, 03/15/23	1,440,000	1,473,484
6.450%, 09/01/40	1,300,000	1,571,887
Kinder Morgan Energy Partners L.P. 4.250%, 09/01/24	1,500,000	1,543,901
ONEOK Partners L.P. 3.375%, 10/01/22	1,379,000	1,391,399
6.125%, 02/01/41	550,000	592,602
8.625%, 03/01/19	145,000	164,466
Plains All American Pipeline L.P. / PAA Finance Corp. 3.650%, 06/01/22	914,000	926,502
4.300%, 01/31/43	305,000	251,616
4.900%, 02/15/45	2,020,000	1,850,916
Sunoco Logistics Partners Operations L.P. 3.900%, 07/15/26	430,000	438,477
Transcanada Trust 5.875%, 08/15/76 (a)	845,000	894,010
Williams Partners L.P. 3.350%, 08/15/22	420,000	415,754
4.000%, 09/15/25	1,230,000	1,229,776

MIST-335

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Williams Partners L.P. 5.400%, 03/04/44	555,000	$553,015

		19,145,057

Real Estate—0.0%
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	444,000	464,569

Real Estate Investment Trusts—1.4%
Alexandria Real Estate Equities, Inc. 3.900%, 06/15/23	410,000	429,834
4.500%, 07/30/29	540,000	579,899
American Tower Corp. 2.800%, 06/01/20	1,300,000	1,333,513
3.375%, 10/15/26	3,800,000	3,851,745
3.400%, 02/15/19	1,335,000	1,387,122
Crown Castle International Corp. 3.400%, 02/15/21	1,930,000	2,019,830
3.700%, 06/15/26	695,000	725,163
Digital Realty Trust L.P. 3.400%, 10/01/20	705,000	734,721
3.625%, 10/01/22	295,000	305,992
3.950%, 07/01/22	945,000	1,001,605
ERP Operating L.P. 4.625%, 12/15/21	562,000	630,946
Ventas Realty L.P. 3.125%, 06/15/23	475,000	484,628
3.500%, 02/01/25	3,225,000	3,327,232

		16,812,230

Retail—1.6%
CVS Health Corp. 2.250%, 12/05/18	2,445,000	2,489,018
5.125%, 07/20/45	1,780,000	2,178,088
Home Depot, Inc. (The) 4.250%, 04/01/46	350,000	404,178
4.400%, 04/01/21	700,000	779,786
5.950%, 04/01/41	990,000	1,361,417
Macy’s Retail Holdings, Inc.
2.875%, 02/15/23	790,000	772,119
3.450%, 01/15/21 (b)	364,000	380,622
3.875%, 01/15/22	146,000	153,716
5.125%, 01/15/42	450,000	423,638
McDonald’s Corp. 3.500%, 07/15/20	466,000	497,132
4.875%, 12/09/45	2,765,000	3,208,976
Signet UK Finance plc 4.700%, 06/15/24	182,000	175,231
Target Corp. 3.625%, 04/15/46	3,000,000	3,096,441
Wal-Mart Stores, Inc. 3.625%, 07/08/20	1,480,000	1,602,609

Retail—(Continued)
Walgreens Boots Alliance, Inc. 1.750%, 05/30/18	820,000	824,490

		18,347,461

Software—0.4%
Fidelity National Information Services, Inc. 2.250%, 08/15/21	1,895,000	1,905,972
Microsoft Corp. 3.700%, 08/08/46	2,520,000	2,550,706

		4,456,678

Telecommunications—1.6%
AT&T, Inc. 3.000%, 06/30/22	620,000	637,427
4.350%, 06/15/45	765,000	753,566
5.150%, 03/15/42	5,280,000	5,729,053
Deutsche Telekom International Finance B.V. 1.307%, 09/19/19 (144A) (a)	3,855,000	3,855,301
2.250%, 03/06/17 (144A)	1,550,000	1,555,851
Verizon Communications, Inc. 4.672%, 03/15/55	1,583,000	1,665,205
5.012%, 08/21/54	1,704,000	1,881,625
6.550%, 09/15/43	1,765,000	2,386,430

		18,464,458

Transportation—0.3%
Burlington Northern Santa Fe LLC 4.400%, 03/15/42	1,295,000	1,449,477
Kansas City Southern de Mexico S.A. de C.V. 3.000%, 05/15/23	470,000	478,695
Union Pacific Corp. 3.646%, 02/15/24	360,000	393,228
4.850%, 06/15/44	835,000	1,021,939

		3,343,339

Total Corporate Bonds & Notes (Cost $349,309,597)		363,716,107

Common Stocks—25.6%

Aerospace & Defense—0.5%
Boeing Co. (The)	6,400	843,136
Huntington Ingalls Industries, Inc.	3,900	598,338
L-3 Communications Holdings, Inc.	3,000	452,190
Lockheed Martin Corp.	4,800	1,150,656
Meggitt plc	62,039	362,705
Northrop Grumman Corp.	2,500	534,875
Raytheon Co.	6,600	898,458
United Technologies Corp.	6,100	619,760

		5,460,118

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc.	8,300	584,818

MIST-336

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Air Freight & Logistics—(Continued)
Cia de Distribucion Integral Logista Holdings S.A.	8,834	$197,084
Expeditors International of Washington, Inc.	10,500	540,960
Oesterreichische Post AG (c)	3,099	109,634
Royal Mail plc	52,811	334,546
United Parcel Service, Inc. - Class B	1,300	142,168

		1,909,210

Airlines—0.1%
Alaska Air Group, Inc.	4,800	316,128
Dart Group plc	13,800	75,050
Delta Air Lines, Inc.	4,500	177,120
Japan Airlines Co., Ltd.	7,700	226,680

		794,978

Auto Components—0.4%
BorgWarner, Inc.	6,600	232,188
Bridgestone Corp.	16,000	590,120
Cie Generale des Etablissements Michelin	3,433	379,620
Continental AG	2,232	469,268
Cooper Tire & Rubber Co.	2,700	102,654
Delphi Automotive plc	6,500	463,580
Denso Corp.	6,300	251,509
Gentex Corp.	12,500	219,500
HI-LEX Corp.	1,900	51,473
Keihin Corp.	3,700	58,726
Magna International, Inc.	10,300	442,163
NHK Spring Co., Ltd.	10,500	101,682
NOK Corp.	6,200	135,824
Plastic Omnium S.A.	3,485	115,567
Showa Corp.	3,800	20,011
Sumitomo Electric Industries, Ltd.	4,000	56,570
Sumitomo Rubber Industries, Ltd.	9,700	146,695
Toyota Boshoku Corp.	2,600	58,353
Toyota Industries Corp.	3,500	162,400
TS Tech Co., Ltd.	2,800	70,914
Valeo S.A.	3,825	223,058

		4,351,875

Automobiles—0.2%
Fuji Heavy Industries, Ltd.	17,400	653,445
Honda Motor Co., Ltd.	18,200	523,979
Isuzu Motors, Ltd.	13,800	162,285
Mazda Motor Corp.	10,600	162,861
Mitsubishi Motors Corp.	16,000	74,548
Peugeot S.A. (c)	5,333	81,413
Renault S.A.	3,154	259,138
Suzuki Motor Corp.	1,700	56,911
Toyota Motor Corp.	10,500	608,934

		2,583,514

Banks—1.8%
Aichi Bank, Ltd. (The)	600	29,169
Aozora Bank, Ltd.	117,000	403,010
Awa Bank, Ltd. (The)	17,000	104,623

Banks—(Continued)
Bank Hapoalim B.M.	49,604	281,257
Bank of America Corp.	126,800	1,984,420
Bank of Kyoto, Ltd. (The)	20,000	146,650
Barclays plc	267,605	583,483
BB&T Corp.	26,100	984,492
BNP Paribas S.A.	15,977	821,469
BOC Hong Kong Holdings, Ltd.	98,500	334,472
C&F Financial Corp.	181	7,797
Chiba Bank, Ltd. (The)	37,000	210,265
Citigroup, Inc.	42,800	2,021,444
Commerzbank AG	11,959	77,101
Dah Sing Banking Group, Ltd.	20,000	36,007
Glacier Bancorp, Inc.	6,500	185,380
Hachijuni Bank, Ltd. (The)	32,000	166,871
Hang Seng Bank, Ltd.	23,200	416,648
HSBC Holdings plc	222,697	1,672,019
HSBC Holdings plc (Hong Kong Listed Shares)	44,800	332,823
Iyo Bank, Ltd. (The)	14,400	87,131
Japan Post Bank Co., Ltd.	13,700	162,712
JPMorgan Chase & Co.	45,200	3,009,868
KB Financial Group, Inc.	4,550	156,311
KeyCorp	19,000	231,230
Mediobanca S.p.A.	33,761	219,865
Mitsubishi UFJ Financial Group, Inc.	34,700	174,979
PNC Financial Services Group, Inc. (The)	12,800	1,153,152
Regions Financial Corp.	23,700	233,919
Royal Bank of Scotland Group plc (c)	95,862	222,610
San-In Godo Bank, Ltd. (The)	13,200	90,271
Shinsei Bank, Ltd.	76,000	114,901
Shizuoka Bank, Ltd. (The)	38,000	304,272
Societe Generale S.A.	11,701	403,808
Sumitomo Mitsui Financial Group, Inc.	17,900	603,283
U.S. Bancorp	2,600	111,514
Wells Fargo & Co.	57,900	2,563,812
Yamanashi Chuo Bank, Ltd. (The)	7,000	30,173

		20,673,211

Beverages—0.7%
Anheuser-Busch InBev S.A.	10,267	1,347,787
Coca-Cola Amatil, Ltd.	78,716	618,641
Coca-Cola Co. (The)	57,600	2,437,632
Diageo plc	37,993	1,089,376
Dr Pepper Snapple Group, Inc.	8,700	794,397
PepsiCo, Inc.	18,600	2,023,122

		8,310,955

Biotechnology—0.6%
AbbVie, Inc.	22,358	1,410,119
Abcam plc	5,951	64,792
Actelion, Ltd. (c)	1,428	247,226
Adverum Biotechnologies, Inc. (c)	5,057	20,784
Amgen, Inc.	12,060	2,011,729
Biogen, Inc. (c)	1,900	594,757
Celgene Corp. (c)	2,900	303,137
CSL, Ltd.	5,387	442,408

MIST-337

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Gilead Sciences, Inc.	19,400	$1,534,928
United Therapeutics Corp. (c)	2,200	259,776

		6,889,656

Building Products—0.0%
Aica Kogyo Co., Ltd.	4,000	106,211
Asahi Glass Co., Ltd.	38,000	246,031
Sekisui Jushi Corp.	3,000	48,688

		400,930

Capital Markets—0.7%
Affiliated Managers Group, Inc. (c)	2,700	390,690
Artisan Partners Asset Management, Inc. - Class A	4,300	116,960
Ashmore Group plc	48,203	220,634
Azimut Holding S.p.A.	8,845	130,215
BT Investment Management, Ltd.	22,037	150,964
CI Financial Corp. (b)	14,600	280,104
Close Brothers Group plc	8,501	150,815
Credit Suisse Group AG (c)	14,520	189,963
Deutsche Bank AG (c)	19,261	250,592
Eaton Vance Corp.	7,800	304,590
Euronext NV	4,254	181,520
FactSet Research Systems, Inc.	400	64,840
Federated Investors, Inc. - Class B	7,700	228,151
Franklin Resources, Inc.	15,900	565,563
Goldman Sachs Group, Inc. (The)	6,990	1,127,277
IG Group Holdings plc	11,982	135,270
Japan Exchange Group, Inc.	8,500	133,005
Jupiter Fund Management plc	16,271	89,715
Macquarie Group, Ltd.	8,134	512,389
Moelis & Co. - Class A	3,400	91,426
Morgan Stanley	34,600	1,109,276
Nomura Holdings, Inc.	68,400	306,110
T. Rowe Price Group, Inc.	9,300	618,450
UBS Group AG	73,180	993,687
Waddell & Reed Financial, Inc. - Class A	6,000	108,960

		8,451,166

Chemicals—0.8%
Asahi Kasei Corp.	49,000	390,434
BASF SE	16,791	1,435,926
Covestro AG	8,517	503,609
Daicel Corp.	27,900	353,699
Dow Chemical Co. (The)	21,800	1,129,894
DuluxGroup, Ltd.	29,642	150,036
Eastman Chemical Co.	3,300	223,344
Fujimori Kogyo Co., Ltd.	1,600	37,617
Hexpol AB	27,705	248,202
Hitachi Chemical Co., Ltd.	15,100	346,095
Johnson Matthey plc	13,744	587,475
JSR Corp.	21,200	333,165
Kuraray Co., Ltd.	14,800	219,677
LG Chem, Ltd.	372	81,587
Lintec Corp.	2,800	56,003
LyondellBasell Industries NV - Class A	8,600	693,676
Mosaic Co. (The)	9,000	220,140

Chemicals—(Continued)
Nihon Parkerizing Co., Ltd.	8,900	129,939
Nippon Pillar Packing Co., Ltd.	1,000	10,122
Nippon Shokubai Co., Ltd.	1,700	106,013
NOF Corp.	10,000	101,660
Novozymes A/S - B Shares	4,018	176,706
Potash Corp. of Saskatchewan, Inc.	12,400	201,791
Shikoku Chemicals Corp.	2,000	18,212
Sika AG	10	48,602
Sumitomo Chemical Co., Ltd.	29,000	128,951
Terra Nitrogen Co. L.P.	1,800	202,194
Toagosei Co., Ltd.	12,000	130,352
Tosoh Corp.	22,000	135,661
Yara International ASA	15,638	520,688

		8,921,470

Commercial Services & Supplies—0.1%
Cabcharge Australia, Ltd.	2,996	7,855
Deluxe Corp.	7,900	527,878
Intrum Justitia AB	10,795	348,007
Knoll, Inc.	5,800	132,530
Mitie Group plc	46,671	116,156
Transcontinental, Inc. - Class A (b)	6,600	88,640

		1,221,066

Communications Equipment—0.2%
Cisco Systems, Inc.	65,500	2,077,660

Construction & Engineering—0.1%
Arcadis NV	4,114	59,201
Ausdrill, Ltd. (c)	4,930	5,471
Boskalis Westminster	5,869	208,867
Burkhalter Holding AG	638	86,114
MACA, Ltd.	10,971	14,599
Maeda Road Construction Co., Ltd.	4,000	71,572
Monadelphous Group, Ltd.	7,954	55,520
Nichireki Co., Ltd.	2,000	14,548
Nippo Corp.	5,000	94,994
Taisei Corp.	17,000	127,270
Tokyu Construction Co., Ltd.	4,400	43,984
Toshiba Plant Systems & Services Corp.	7,700	124,232

		906,372

Construction Materials—0.1%
Adelaide Brighton, Ltd.	59,745	253,972
Imerys S.A.	6,215	448,848
Siam Cement PCL (The) (NVDR)	16,800	250,637

		953,457

Consumer Finance—0.2%
Ally Financial, Inc.	16,200	315,414
American Express Co.	14,300	915,772
Capital One Financial Corp.	9,800	703,934
Credit Acceptance Corp. (b) (c)	644	129,489
Discover Financial Services	9,800	554,190

		2,618,799

MIST-338

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Containers & Packaging—0.1%
Bemis Co., Inc.	6,600	$336,666
Packaging Corp. of America	5,300	430,678
Sonoco Products Co.	9,201	486,089

		1,253,433

Distributors—0.0%
Genuine Parts Co.	4,200	421,890

Diversified Consumer Services—0.0%
H&R Block, Inc.	6,100	141,215
Invocare, Ltd.	10,434	111,452
Meiko Network Japan Co., Ltd.	1,100	9,732

		262,399

Diversified Financial Services—0.2%
Banca Mediolanum S.p.A.	49,978	331,554
Berkshire Hathaway, Inc. - Class B (c)	5,500	794,585
ORIX Corp.	32,500	479,551
Voya Financial, Inc.	8,900	256,498

		1,862,188

Diversified Telecommunication Services—0.6%
AT&T, Inc.	42,048	1,707,569
BCE, Inc.	12,600	581,908
Chunghwa Telecom Co., Ltd.	55,000	194,129
HKT Trust & HKT, Ltd.	186,000	262,960
Nippon Telegraph & Telephone Corp.	14,800	675,922
Proximus	21,222	633,152
Singapore Telecommunications, Ltd.	268,500	785,916
Telia Co. AB	59,686	267,166
Telstra Corp., Ltd.	203,800	809,422
Verizon Communications, Inc.	12,500	649,750
Verizon Communications, Inc. (London Listed Shares)	10,693	555,822

		7,123,716

Electric Utilities—0.2%
Acciona S.A.	4,951	374,136
CEZ A/S	16,869	301,096
CLP Holdings, Ltd.	29,500	306,273
Enel S.p.A.	117,213	522,771
Enersis Americas S.A. (ADR)	24,600	201,474
PGE Polska Grupa Energetyczna S.A.	50,166	133,682
Transmissora Alianca de Energia Eletrica S.A.	14,100	90,961

		1,930,393

Electrical Equipment—0.4%
ABB, Ltd. (c)	51,331	1,152,561
AMETEK, Inc.	10,600	506,468
Eaton Corp. plc	17,500	1,149,925
Emerson Electric Co.	24,600	1,340,946
EnerSys	4,000	276,760
Mitsubishi Electric Corp.	25,000	320,063
Nitto Kogyo Corp.	2,600	34,049

		4,780,772

Electronic Equipment, Instruments & Components—0.1%
Amano Corp.	3,900	62,315
Amphenol Corp. - Class A	4,900	318,108
FLIR Systems, Inc.	6,200	194,804
Flytech Technology Co., Ltd.	15,008	52,044
Ibiden Co., Ltd.	4,000	53,726
Japan Aviation Electronics Industry, Ltd.	2,000	31,114
Nippon Electric Glass Co., Ltd.	15,000	77,667
Simplo Technology Co., Ltd.	17,000	56,054
Spectris plc	7,584	193,454
Vishay Intertechnology, Inc.	4,300	60,587

		1,099,873

Energy Equipment & Services—0.2%
Atwood Oceanics, Inc. (b)	20,200	175,538
Diamond Offshore Drilling, Inc. (b)	8,400	147,924
Exterran Corp. (c)	4,000	62,720
John Wood Group plc	33,084	325,825
Oceaneering International, Inc.	9,300	255,843
Schlumberger, Ltd.	7,900	621,256
Subsea 7 S.A. (c)	24,256	261,126
Transocean Partners LLC	7,400	91,242

		1,941,474

Equity Real Estate Investment Trusts—0.1%
American Tower Corp.	1,500	169,995
BWP Trust	82,000	201,791
CapitaLand Commercial Trust, Ltd.	151,900	177,886
CapitaLand Mall Trust	190,400	304,064
Charter Hall Group	19,340	75,832
Corrections Corp. of America	7,000	97,090
Hansteen Holdings plc	59,597	89,838
Mapletree Greater China Commercial Trust	227,300	183,169
Mapletree Industrial Trust	127,000	166,245
RioCan Real Estate Investment Trust	10,300	213,702

		1,679,612

Food & Staples Retailing—0.4%
Axfood AB	22,628	399,020
Create SD Holdings Co., Ltd.	8,500	202,968
CVS Health Corp.	2,400	213,576
Lawson, Inc.	13,500	1,063,718
Metro, Inc.	7,700	252,783
President Chain Store Corp.	18,000	143,620
Wal-Mart Stores, Inc.	28,600	2,062,632

		4,338,317

Food Products—0.4%
Campbell Soup Co.	16,800	918,960
Flowers Foods, Inc. (b)	27,700	418,824
General Mills, Inc.	12,800	817,664
Nestle S.A.	25,539	2,012,311
Viscofan S.A.	6,548	354,265

		4,522,024

MIST-339

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—0.2%
Gas Natural SDG S.A.	24,866	$511,038
Osaka Gas Co., Ltd.	178,000	746,569
Shizuoka Gas Co., Ltd.	4,900	38,661
Tokyo Gas Co., Ltd.	114,000	507,225

		1,803,493

Health Care Equipment & Supplies—0.4%
Atrion Corp.	200	85,320
Becton Dickinson & Co.	4,100	736,893
C.R. Bard, Inc.	1,000	224,280
Cochlear, Ltd.	1,201	130,193
Coloplast A/S - Class B	4,161	322,672
DiaSorin S.p.A.	4,130	265,470
Essilor International S.A.	361	46,556
Hoya Corp.	6,800	273,083
IDEXX Laboratories, Inc. (c)	1,400	157,822
Medtronic plc	11,100	959,040
Meridian Bioscience, Inc.	6,400	123,456
ResMed, Inc.	9,142	592,310
Sartorius Stedim Biotech	810	60,810
Sonova Holding AG	2,517	356,240
Stryker Corp.	3,900	453,999

		4,788,144

Health Care Providers & Services—0.6%
Aetna, Inc.	8,489	980,055
BML, Inc.	3,000	79,056
Chemed Corp.	1,300	183,391
Express Scripts Holding Co. (c)	15,500	1,093,215
Life Healthcare Group Holdings, Ltd.	49,421	136,490
McKesson Corp.	4,200	700,350
Medical Facilities Corp.	2,700	45,111
MEDNAX, Inc. (c)	3,100	205,375
Molina Healthcare, Inc. (c)	1,900	110,808
Quest Diagnostics, Inc.	12,708	1,075,478
U.S. Physical Therapy, Inc.	3,700	231,990
UnitedHealth Group, Inc.	13,600	1,904,000
VCA, Inc. (c)	1,800	125,964

		6,871,283

Health Care Technology—0.0%
AGFA-Gevaert NV (c)	9,799	30,816
M3, Inc.	3,500	119,196
NNIT A/S	2,414	74,995

		225,007

Hotels, Restaurants & Leisure—0.3%
Brinker International, Inc. (b)	5,300	267,279
Cracker Barrel Old Country Store, Inc. (b)	1,461	193,173
Darden Restaurants, Inc.	7,600	466,032
Flight Centre Travel Group, Ltd.	5,760	161,327
Kangwon Land, Inc.	5,145	183,852
McDonald’s Corp.	5,700	657,552
OPAP S.A.	11,081	93,536
Starbucks Corp.	2,800	151,592

Hotels, Restaurants & Leisure—(Continued)
William Hill plc	41,642	164,190
Yum! Brands, Inc.	6,600	599,346

		2,937,879

Household Durables—0.1%
Fujitsu General, Ltd.	4,000	86,891
Garmin, Ltd.	7,700	370,447
Leggett & Platt, Inc.	6,000	273,480
Nikon Corp.	11,100	165,770
Token Corp.	300	22,339
Tupperware Brands Corp.	4,751	310,573

		1,229,500

Household Products—0.4%
Church & Dwight Co., Inc.	7,600	364,192
Colgate-Palmolive Co.	1,000	74,140
Energizer Holdings, Inc.	2,800	139,888
Kimberly-Clark Corp.	6,800	857,752
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	121,400	274,609
Procter & Gamble Co. (The)	32,500	2,916,875
Reckitt Benckiser Group plc	1,283	120,907

		4,748,363

Independent Power and Renewable Electricity Producers—0.0%
Capital Power Corp.	6,100	95,874
Engie Brasil Energia S.A.	21,000	248,605

		344,479

Industrial Conglomerates—0.4%
3M Co.	8,500	1,497,955
Carlisle Cos., Inc.	1,400	143,598
General Electric Co.	50,800	1,504,696
Honeywell International, Inc.	5,000	582,950
Hopewell Holdings, Ltd.	26,500	97,001
Siemens AG	8,666	1,014,467

		4,840,667

Insurance—1.2%
Admiral Group plc	10,408	276,417
Aegon NV	28,089	107,630
Aflac, Inc.	13,100	941,497
American Equity Investment Life Holding Co.	10,300	182,619
American Financial Group, Inc.	5,800	435,000
AMERISAFE, Inc.	1,700	99,926
AXA S.A.	41,568	884,411
Axis Capital Holdings, Ltd.	7,900	429,207
Beazley plc	28,226	141,788
Chesnara plc	7,256	31,083
CNO Financial Group, Inc.	13,300	203,091
Direct Line Insurance Group plc	37,456	177,105
Euler Hermes Group	2,169	184,398
Everest Re Group, Ltd.	3,200	607,904
FBL Financial Group, Inc. - Class A	2,858	182,826
Federated National Holding Co.	3,200	59,808

MIST-340

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Grupo Catalana Occidente S.A.	8,413	$249,972
HCI Group, Inc.	2,200	66,792
Horace Mann Educators Corp.	4,300	157,595
Japan Post Holdings Co., Ltd.	10,700	134,447
Jardine Lloyd Thompson Group plc	7,244	95,020
Legal & General Group plc	297,485	844,961
Liberty Holdings, Ltd.	6,830	58,083
Lincoln National Corp.	12,200	573,156
Manulife Financial Corp.	49,900	704,028
Muenchener Rueckversicherungs-Gesellschaft AG	2,732	509,517
National Western Life Group, Inc. - Class A	400	82,148
NN Group NV	10,680	327,797
Primerica, Inc. (b)	1,300	68,939
Principal Financial Group, Inc.	16,200	834,462
Prudential plc	57,375	1,018,319
RenaissanceRe Holdings, Ltd.	4,100	492,656
Sampo Oyj - A Shares	18,843	838,170
Sony Financial Holdings, Inc.	25,389	349,572
St. James’s Place plc	26,859	330,709
Swiss Re AG	10,571	953,729
T&D Holdings, Inc.	15,400	173,627
Torchmark Corp.	3,900	249,171
United Insurance Holdings Corp.	3,500	59,430
Universal Insurance Holdings, Inc. (b)	4,800	120,960

		14,237,970

Internet & Direct Marketing Retail—0.3%
Amazon.com, Inc. (c)	3,400	2,846,854
PetMed Express, Inc. (b)	6,600	133,848
Trade Me Group, Ltd.	48,615	199,084
Trade Me Group, Ltd.	36,893	151,875

		3,331,661

Internet Software & Services—0.7%
Alphabet, Inc. - Class A (c)	2,700	2,170,962
Alphabet, Inc. - Class C (c)	2,860	2,223,049
carsales.com, Ltd.	16,631	153,023
eBay, Inc. (c)	24,500	806,050
F@N Communications, Inc.	8,600	63,230
Facebook, Inc. - Class A (c)	20,300	2,603,881
Gurunavi, Inc.	1,800	49,500
j2 Global, Inc.	3,746	249,521
Mixi, Inc.	1,700	61,283
Yahoo Japan Corp.	88,300	351,573

		8,732,072

IT Services—0.9%
Accenture plc - Class A	9,600	1,172,832
Amadeus IT Group S.A.	9,079	453,586
Amdocs, Ltd.	6,500	376,025
Automatic Data Processing, Inc.	7,500	661,500
Broadridge Financial Solutions, Inc.	2,700	183,033
CGI Group, Inc. - Class A (c)	9,500	452,498
Cognizant Technology Solutions Corp. - Class A (c)	8,850	422,234

IT Services—(Continued)
CSG Systems International, Inc.	2,100	86,793
DTS Corp.	2,600	57,806
Fiserv, Inc. (c)	4,100	407,827
FleetCor Technologies, Inc. (c)	1,200	208,476
Future Corp.	5,100	38,055
Infosys, Ltd. (ADR)	11,400	179,892
International Business Machines Corp.	13,900	2,208,015
Iress, Ltd.	18,987	172,174
Jack Henry & Associates, Inc.	1,700	145,435
Kanematsu Electronics, Ltd.	800	15,153
MasterCard, Inc. - Class A	4,900	498,673
NeuStar, Inc. - Class A (c)	2,200	58,498
Paychex, Inc.	7,200	416,664
PayPal Holdings, Inc. (c)	12,700	520,319
Poletowin Pitcrew Holdings, Inc.	3,300	30,750
Syntel, Inc. (c)	6,876	288,173
Teradata Corp. (c)	6,600	204,600
Tieto Oyj	2,037	64,297
Total System Services, Inc.	5,800	273,470
Visa, Inc. - Class A	12,000	992,400
Western Union Co. (The)	23,300	485,106

		11,074,284

Leisure Products—0.1%
Hasbro, Inc.	3,400	269,722
Heiwa Corp.	3,900	86,705
Mattel, Inc.	12,700	384,556
Polaris Industries, Inc. (b)	2,900	224,576

		965,559

Life Sciences Tools & Services—0.1%
Bio-Techne Corp.	1,000	109,500
Tecan Group AG	1,342	235,385
Waters Corp. (c)	1,400	221,886

		566,771

Machinery—0.7%
Alfa Laval AB	36,672	574,473
Andritz AG	2,623	142,775
Atlas Copco AB - A Shares	22,182	667,397
Cummins, Inc.	8,700	1,114,905
Daiwa Industries, Ltd.	2,000	18,069
Dover Corp.	7,200	530,208
Hillenbrand, Inc.	13,100	414,484
Hino Motors, Ltd.	12,200	130,613
IDEX Corp.	2,429	227,282
Illinois Tool Works, Inc.	7,200	862,848
IMI plc	25,632	356,352
NSK, Ltd.	25,200	258,602
OKUMA Corp.	12,000	92,162
Parker-Hannifin Corp.	5,700	715,521
Rational AG	156	78,158
Rotork plc	108,249	296,348
SKF AB - B Shares	31,437	542,323
Snap-on, Inc.	3,200	486,272

MIST-341

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Tsubakimoto Chain Co.	4,000	$30,968
Yangzijiang Shipbuilding Holdings, Ltd.	172,700	95,600

		7,635,360

Marine—0.1%
Kuehne & Nagel International AG	4,342	629,522

Media—0.5%
Comcast Corp. - Class A	17,200	1,141,048
Daiichikosho Co., Ltd.	3,100	126,675
Eutelsat Communications S.A.	7,648	158,339
Gannett Co., Inc.	9,450	109,998
John Wiley & Sons, Inc. - Class A	4,983	257,173
Meredith Corp.	3,400	176,766
Metropole Television S.A.	5,666	102,220
Omnicom Group, Inc.	8,200	697,000
Publicis Groupe S.A.	5,923	447,920
REA Group, Ltd.	2,121	91,956
Scripps Networks Interactive, Inc. - Class A	6,100	387,289
SKY Network Television, Ltd.	27,790	99,655
Sky plc	31,912	369,783
Time Warner, Inc.	3,200	254,752
Viacom, Inc. - Class B	11,800	449,580
Walt Disney Co. (The)	13,800	1,281,468

		6,151,622

Metals & Mining—0.5%
Agnico Eagle Mines, Ltd.	2,400	129,791
Alacer Gold Corp. (c)	26,900	67,253
APERAM S.A.	1,936	87,352
Asahi Holdings, Inc.	5,100	87,035
BHP Billiton plc	18,148	272,762
BHP Billiton, Ltd.	41,290	714,319
Boliden AB	14,933	350,660
Centerra Gold, Inc.	14,600	80,014
Cia de Minas Buenaventura SAA (ADR) (c)	4,500	62,280
Dominion Diamond Corp.	7,900	76,775
Goldcorp, Inc.	14,000	231,030
Highland Gold Mining, Ltd.	5,802	11,807
Hitachi Metals, Ltd.	20,700	252,986
IAMGOLD Corp. (c)	10,100	40,802
Iluka Resources, Ltd.	55,432	267,261
KGHM Polska Miedz S.A.	3,843	74,932
Kinross Gold Corp. (c)	18,400	77,558
Koza Altin Isletmeleri A/S (c)	2,462	13,942
Kumba Iron Ore, Ltd. (c)	2,066	18,667
Lundin Mining Corp. (c)	43,200	170,897
MMC Norilsk Nickel PJSC (ADR)	6,172	99,061
Nevsun Resources, Ltd.	8,300	25,116
Newmont Mining Corp.	6,600	259,314
Nucor Corp.	3,000	148,350
OZ Minerals, Ltd.	29,864	139,490
Primero Mining Corp. (b) (c)	13,600	22,702
Rio Tinto plc	17,029	566,640
Rio Tinto, Ltd.	8,354	331,358
Sandfire Resources NL	16,926	65,594

Metals & Mining—(Continued)
SEMAFO, Inc. (c)	18,600	77,408
Sumitomo Metal Mining Co., Ltd.	13,000	179,724
Troy Resources, Ltd. (c)	2,277	690
Turquoise Hill Resources, Ltd. (c)	68,000	201,105
Vale S.A.	6,400	35,049
Western Areas, Ltd. (c)	21,277	47,224
Yamana Gold, Inc.	32,500	139,963
Yamato Kogyo Co., Ltd.	3,600	106,685

		5,533,596

Multi-Utilities—0.1%
ACEA S.p.A.	11,845	148,923
Engie S.A. (b)	41,048	635,874
Public Service Enterprise Group, Inc.	13,900	581,993

		1,366,790

Multiline Retail—0.1%
Kohl’s Corp.	4,200	183,750
Lifestyle China Group, Ltd. (c)	21,500	6,634
Lifestyle International Holdings, Ltd.	21,500	29,526
Macy’s, Inc.	7,500	277,875
Marks & Spencer Group plc	34,288	147,460
Next plc	5,019	311,202
Nordstrom, Inc. (b)	4,000	207,520
Target Corp.	2,500	171,700

		1,335,667

Oil, Gas & Consumable Fuels—1.7%
Athabasca Oil Corp. (c)	38,400	37,758
Bonavista Energy Corp.	20,700	66,583
BP plc	176,929	1,030,460
Cairn Energy plc (c)	17,935	43,703
Cameco Corp.	23,900	204,214
Cardinal Energy, Ltd.	4,610	30,219
Chevron Corp.	23,781	2,447,541
Crescent Point Energy Corp.	20,700	272,960
Crew Energy, Inc. (c)	15,400	80,524
Enbridge Income Fund Holdings, Inc.	6,400	165,860
Eni S.p.A.	15,302	220,513
Exxon Mobil Corp.	47,400	4,137,072
Gazprom PJSC (ADR)	8,163	34,530
Gran Tierra Energy, Inc. (c)	35,900	108,059
Hess Corp.	12,100	648,802
HollyFrontier Corp.	6,700	164,150
Husky Energy, Inc. (c)	19,000	232,730
Inpex Corp.	58,800	533,101
Japan Petroleum Exploration Co., Ltd.	11,300	249,446
Lukoil PJSC (ADR)	2,590	126,211
Magellan Midstream Partners L.P.	5,728	405,199
Marathon Oil Corp.	40,000	632,400
Marathon Petroleum Corp.	9,300	377,487
Murphy Oil Corp.	6,100	185,440
Neste Oyj	4,200	178,995
Nippon Gas Co., Ltd.	4,600	143,421
Oasis Petroleum, Inc. (b) (c)	6,000	68,820
Occidental Petroleum Corp.	16,600	1,210,472

MIST-342

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
OMV AG	9,990	$287,540
Pengrowth Energy Corp.	48,800	76,997
Penn West Petroleum, Ltd. (b) (c)	41,900	75,052
Phillips 66	4,700	378,585
Polskie Gornictwo Naftowe i Gazownictwo S.A.	142,606	188,877
PTT Exploration & Production PCL	18,300	42,779
PTT Exploration & Production PCL (NVDR)	66,900	157,884
Renewable Energy Group, Inc. (c)	8,200	69,454
Repsol S.A.	33,885	459,870
REX American Resources Corp. (c)	1,600	135,616
RMP Energy, Inc. (c)	46,700	37,020
Royal Dutch Shell plc - A Shares	9,340	231,800
Royal Dutch Shell plc - A Shares	43	1,076
Royal Dutch Shell plc - B Shares	10,845	281,385
Sasol, Ltd.	1,217	33,301
Soco International plc	19,904	34,893
Statoil ASA	53,242	893,208
Surge Energy, Inc.	69,900	144,387
Tatneft PJSC (ADR)	1,400	43,204
Tesoro Corp.	4,700	373,932
Tethys Oil AB	9,898	69,833
Total Gabon	33	4,671
Total S.A.	29,497	1,398,073
Valero Energy Corp.	13,400	710,200
Western Refining, Inc.	4,500	119,070
Woodside Petroleum, Ltd.	13,850	304,493

		20,589,870

Paper & Forest Products—0.1%
Altri SGPS S.A.	11,839	41,361
Mondi plc	14,023	294,804
Schweitzer-Mauduit International, Inc.	3,200	123,392
UPM-Kymmene Oyj	23,757	501,685

		961,242

Personal Products—0.3%
Edgewell Personal Care Co. (c)	2,000	159,040
Hengan International Group Co., Ltd.	28,500	237,332
Nu Skin Enterprises, Inc. - Class A	3,300	213,774
Unilever NV	34,146	1,575,167
Unilever plc	20,832	987,583
USANA Health Sciences, Inc. (c)	3,400	470,390

		3,643,286

Pharmaceuticals—2.0%
Astellas Pharma, Inc.	77,500	1,210,311
Bayer AG	17,814	1,789,307
Boiron S.A.	547	55,592
Bristol-Myers Squibb Co.	1,900	102,448
GlaxoSmithKline plc	26,373	562,020
Hisamitsu Pharmaceutical Co., Inc.	3,300	178,116
Indivior plc	80,242	319,070
Johnson & Johnson	31,600	3,732,908
Kaken Pharmaceutical Co., Ltd.	8,600	528,230
Merck & Co., Inc.	38,000	2,371,580

Pharmaceuticals—(Continued)
Mochida Pharmaceutical Co., Ltd.	400	31,302
Novartis AG	33,032	2,597,679
Novo Nordisk A/S - Class B	30,464	1,269,297
Orion Oyj - Class B	8,543	336,739
Pfizer, Inc.	90,700	3,072,009
Recordati S.p.A.	12,522	402,492
Roche Holding AG	10,652	2,638,885
Sanofi	23,222	1,769,336
Stada Arzneimittel AG	926	51,457
Taro Pharmaceutical Industries, Ltd. (b) (c)	3,500	386,785
Teva Pharmaceutical Industries, Ltd. (ADR)	9,600	441,696
Zoetis, Inc.	2,900	150,829

		23,998,088

Professional Services—0.3%
Adecco Group AG	3,014	169,730
Capita plc	26,321	228,621
Dun & Bradstreet Corp. (The)	3,300	450,846
Equifax, Inc.	1,900	255,702
Experian plc	35,425	709,768
RELX NV	25,158	451,765
Robert Half International, Inc.	7,200	272,592
Seek, Ltd.	28,451	339,831
SGS S.A.	279	624,605
Wolters Kluwer NV	8,992	384,803

		3,888,263

Real Estate Management & Development—0.3%
China Overseas Land & Investment, Ltd.	54,000	184,999
Daito Trust Construction Co., Ltd.	1,100	175,795
Hang Lung Group, Ltd.	29,000	110,634
Hang Lung Properties, Ltd.	72,000	163,435
Henderson Land Development Co., Ltd.	45,851	274,049
Hongkong Land Holdings, Ltd.	54,200	386,477
Hysan Development Co., Ltd.	20,000	93,950
Kerry Properties, Ltd.	33,500	110,351
Sun Hung Kai Properties, Ltd.	32,000	487,691
Swire Pacific, Ltd. - Class A	19,000	205,647
Swire Properties, Ltd.	59,600	175,386
UOL Group, Ltd.	30,900	127,710
Wharf Holdings, Ltd. (The)	69,000	505,579
Wheelock & Co., Ltd.	47,000	279,198

		3,280,901

Road & Rail—0.2%
Central Japan Railway Co.	6,100	1,043,627
Go-Ahead Group plc	4,645	122,115
TransForce, Inc.	4,000	82,839
Union Pacific Corp.	11,300	1,102,089
Utoc Corp.	3,700	11,930

		2,362,600

Semiconductors & Semiconductor Equipment—0.6%
Broadcom, Ltd.	1,000	172,520
Intel Corp.	69,100	2,608,525

MIST-343

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Kulicke & Soffa Industries, Inc. (c)	3,600	$46,548
Maxim Integrated Products, Inc.	8,900	355,377
Melexis NV	2,476	177,704
Microchip Technology, Inc.	3,900	242,346
Novatek Microelectronics Corp.	24,000	84,975
Phison Electronics Corp.	9,000	68,629
QUALCOMM, Inc.	26,600	1,822,100
Synaptics, Inc. (c)	1,800	105,444
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,500	321,195
Texas Instruments, Inc.	13,100	919,358
Vanguard International Semiconductor Corp.	40,000	75,327

		7,000,048

Software—0.8%
Adobe Systems, Inc. (c)	1,100	119,394
Babylon, Ltd. (c)	3,842	2,569
CA, Inc.	14,200	469,736
CDK Global, Inc.	2,400	137,664
Check Point Software Technologies, Ltd. (c)	7,300	566,553
Citrix Systems, Inc. (c)	3,700	315,314
Fidessa Group plc	2,388	74,461
GungHo Online Entertainment, Inc.	23,300	57,103
Intuit, Inc.	3,000	330,030
Micro Focus International plc	6,539	186,292
Microsoft Corp.	76,100	4,383,360
Nexon Co., Ltd.	10,800	168,756
Open Text Corp.	4,732	306,510
Oracle Corp.	50,800	1,995,424
Oracle Corp. Japan	3,000	169,352
Playtech plc	9,543	112,559
SAP SE	2,359	214,641
Software AG	3,940	166,952
SRA Holdings	1,600	34,608

		9,811,278

Specialty Retail—0.5%
Adastria Co., Ltd.	5,900	135,415
Bed Bath & Beyond, Inc.	7,800	336,258
Best Buy Co., Inc.	8,200	313,076
Buckle, Inc. (The) (b)	12,105	290,883
Cato Corp. (The) - Class A	3,700	121,693
Dunelm Group plc	6,945	76,661
Foot Locker, Inc.	3,800	257,336
GameStop Corp. - Class A (b)	3,700	102,083
Gap, Inc. (The) (b)	9,900	220,176
Geo Holdings Corp.	3,000	38,767
GNC Holdings, Inc. - Class A	6,400	130,688
Hennes & Mauritz AB - B Shares	12,894	363,503
Home Depot, Inc. (The)	9,000	1,158,120
L Brands, Inc.	5,500	389,235
Lowe’s Cos., Inc.	9,400	678,774
Ross Stores, Inc.	5,700	366,510
Shimachu Co., Ltd.	2,900	72,112
T-Gaia Corp.	3,300	47,064
TJX Cos., Inc. (The)	6,700	501,026

Specialty Retail—(Continued)
Truworths International, Ltd.	39,059	202,271
Urban Outfitters, Inc. (c)	5,300	182,956
Vitamin Shoppe, Inc. (b) (c)	5,000	134,250
WH Smith plc	9,471	189,044
Williams-Sonoma, Inc.	2,100	107,268

		6,415,169

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.	54,500	6,161,225
Canon, Inc.	24,500	710,105
FUJIFILM Holdings Corp.	5,400	199,851
Hewlett Packard Enterprise Co.	3,300	75,075
HP, Inc.	42,700	663,131
Japan Digital Laboratory Co., Ltd.	3,100	45,303
NetApp, Inc.	10,900	390,438
Samsung Electronics Co., Ltd.	210	306,064
Seiko Epson Corp.	8,900	171,542

		8,722,734

Textiles, Apparel & Luxury Goods—0.2%
adidas AG	829	143,879
Bijou Brigitte AG	106	6,359
Burberry Group plc	14,142	253,090
Christian Dior SE	2,031	363,928
Coach, Inc.	4,710	172,198
Fossil Group, Inc. (c)	3,200	88,864
Hugo Boss AG	4,249	234,978
Michael Kors Holdings, Ltd. (c)	5,100	238,629
NIKE, Inc. - Class B	2,500	131,625
Pandora A/S	1,736	210,498
PVH Corp.	1,300	143,650
Ralph Lauren Corp.	2,600	262,964
Steven Madden, Ltd. (c)	6,400	221,184
Van de Velde NV	570	41,197
VF Corp.	5,300	297,065

		2,810,108

Thrifts & Mortgage Finance—0.0%
Genworth MI Canada, Inc.	9,600	247,034

Tobacco—0.4%
Altria Group, Inc.	21,300	1,346,799
British American Tobacco Malaysia Bhd	9,600	114,067
British American Tobacco plc	13,706	876,531
Imperial Brands plc	12,069	622,104
KT&G Corp.	2,732	311,155
Philip Morris International, Inc.	15,500	1,506,910
Swedish Match AB	6,425	235,660
Universal Corp.	2,400	139,728

		5,152,954

Trading Companies & Distributors—0.1%
Diploma plc	8,475	96,557
Fastenal Co.	11,100	463,758
Inaba Denki Sangyo Co., Ltd.	1,300	47,000

MIST-344

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
ITOCHU Corp.	38,900	$487,299
Kanamoto Co., Ltd.	2,400	61,690
MSC Industrial Direct Co., Inc. - Class A	4,500	330,345

		1,486,649

Transportation Infrastructure—0.0%
SATS, Ltd.	109,900	401,280
Westshore Terminals Investment Corp.	2,400	43,630

		444,910

Water Utilities—0.0%
Guangdong Investment, Ltd.	178,000	284,097

Wireless Telecommunication Services—0.3%
Advanced Info Service PCL (NVDR)	30,100	139,617
China Mobile, Ltd.	20,000	245,557
Far EasTone Telecommunications Co., Ltd.	38,000	89,981
KDDI Corp.	45,700	1,406,306
M1, Ltd.	80,700	142,425
MTN Group, Ltd.	16,083	137,942
NTT DoCoMo, Inc.	53,600	1,358,991
SK Telecom Co., Ltd.	985	201,575
Vodacom Group, Ltd.	21,666	243,574

		3,965,968

Total Common Stocks (Cost $285,436,889)		302,155,416

U.S. Treasury & Government Agencies—4.4%

U.S. Treasury—4.4%
U.S. Treasury Bonds 2.500%, 02/15/46	1,700,000	1,757,110
2.500%, 05/15/46	445,000	460,575
U.S. Treasury Inflation Indexed Notes 0.250%, 01/15/25 (d)	22,280,281	22,693,180
0.625%, 01/15/24 (d)	21,714,687	22,781,269
U.S. Treasury Notes 1.500%, 08/15/26	2,325,000	2,302,385
1.625%, 02/15/26	1,895,000	1,898,257

Total U.S. Treasury & Government Agencies (Cost $50,584,240)		51,892,776

Mutual Funds—3.5%

Investment Company Securities—3.5%
Financial Select Sector SPDR Fund (b)	1,100,338	21,236,523
iShares Core S&P 500 ETF	92,287	20,077,960

Total Mutual Funds (Cost $37,480,757)		41,314,483

Municipals—0.3%
Security Description	Principal Amount*/ Shares	Value
Massachusetts Water Resources Authority 0.850%, 08/01/37 (a) (Cost $4,025,000)	4,025,000	4,025,000

Preferred Stocks—0.1%

Automobiles—0.0%
Porsche Automobil Holding SE	2,980	152,132

Banks—0.1%
Itausa - Investimentos Itau S.A.	113,466	290,979

Chemicals—0.0%
FUCHS Petrolub SE	2,552	116,498

Construction Materials—0.0%
Sto SE & Co. KGaA	207	25,802

Total Preferred Stocks (Cost $610,003)		585,411

Rights—0.0%

Metals & Mining—0.0%
Troy Resources, Ltd., Expires 10/04/16 (c) (Cost $0)	414	14

Short-Term Investment—30.5%

Repurchase Agreement—30.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $359,429,689 on 10/03/16, collateralized by $357,130,000 U.S. Treasury Notes with rates ranging from 1.375% - 1.750%, maturity dates ranging from 11/30/20 - 01/31/21, with a value of $366,619,513.	359,428,790	359,428,790

Total Short-Term Investments (Cost $359,428,790)		359,428,790

Securities Lending Reinvestments (e)—3.3%

Certificates of Deposit—0.2%
Bank of Montreal 0.500%, 10/24/16	250,000	250,000
DZ Bank AG 0.950%, 01/03/17	250,000	250,000
KBC Bank NV 1.000%, 01/04/17	250,000	250,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	500,000	500,000

MIST-345

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
National Bank of Canada 0.480%, 10/28/16	200,000	$199,999
Swedbank 0.350%, 10/03/16	500,000	499,999

		1,949,998

Commercial Paper—0.0%
Credit Suisse AG 0.971%, 10/19/16	200,000	199,998
Victory Receivables Corp. 1.050%, 01/04/17	250,000	249,366

		449,364

Repurchase Agreements—2.9%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $4,200,327 on 10/03/16, collateralized by $3,969,063 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $4,284,001.	4,200,000	4,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $4,200,292 on 10/03/16, collateralized by $4,123,238 Corporate and Foreign Bonds with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $4,284,004.	4,200,000	4,200,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $1,000,042 on 10/03/16, collateralized by $972,192 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $1,020,000.	1,000,000	1,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $5,000,188 on 10/03/16, collateralized by $3,944,000 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $5,100,070.	5,000,000	5,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $4,100,321 on 10/03/16, collateralized by $3,914,184 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $4,183,749.	4,100,000	4,100,000

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $272,631 on 10/03/16, collateralized by $225,235 U.S. Treasury Obligations with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $278,073.	272,620	272,620
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $5,000,292 on 10/03/16, collateralized by $7,997,805 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $5,100,298.	5,000,000	5,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $1,400,101 on 10/04/16, collateralized by $1,346,483 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $1,428,000.	1,400,000	1,400,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $5,000,217 on 10/03/16, collateralized by $7,059,377 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $5,100,000.	5,000,000	5,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $3,500,134 on 10/03/16, collateralized by $3,276,630 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $3,570,072.	3,500,000	3,500,000

		33,672,620

Time Deposits—0.2%
ANZ London 0.420%, 10/03/16	100,000	100,000
Canadian Imperial Bank 0.260%, 10/03/16	1,000,000	1,000,000
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	200,000	200,000
Den Norske Bank, Oslo 0.400%, 10/03/16	700,000	700,000

MIST-346

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Royal Bank of Canada 0.280%, 10/03/16	800,000	$800,000

		2,800,000

Total Securities Lending Reinvestments (Cost $38,871,975)		38,871,982

Total Investments—98.5% (Cost $1,125,747,251)(f)		1,161,989,979
Other assets and liabilities (net)—1.5%		18,055,199

Net Assets—100.0%		$1,180,045,178

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $37,611,970 and the collateral received consisted of cash in the amount of $38,371,993. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Non-income producing security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(f)	As of September 30, 2016, the aggregate cost of investments was $1,125,747,251. The aggregate unrealized appreciation and depreciation of investments were $51,726,004 and $(15,483,276), respectively, resulting in net unrealized appreciation of $36,242,728.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $36,267,784, which is 3.1% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(NVDR)—	Non-Voting Depository Receipts

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	56,593,000	Deutsche Bank AG	12/21/16	$42,606,889	$631,080
CAD	12,015,000	Royal Bank of Canada	12/21/16	9,092,526	70,836
CHF	11,355,000	Royal Bank of Canada	12/21/16	11,652,273	91,541
CHF	3,474,000	State Street Bank and Trust	12/21/16	3,599,232	(6,276)
EUR	10,527,000	BNP Paribas S.A.	12/21/16	11,861,652	6,579
EUR	3,439,000	Barclays Bank plc	12/21/16	3,845,909	31,249
EUR	44,861,000	Deutsche Bank AG	12/21/16	50,262,848	313,833
EUR	3,065,000	State Street Bank and Trust	12/21/16	3,454,462	1,045
GBP	98,300	BNP Paribas S.A.	12/21/16	127,688	(71)
GBP	14,787,000	Royal Bank of Canada	12/21/16	19,231,351	(34,220)
GBP	2,544,000	State Street Bank and Trust	12/21/16	3,313,148	(10,416)
INR	798,400,000	Standard Chartered Bank	12/21/16	11,770,603	64,705
JPY	3,080,274,000	Deutsche Bank AG	12/21/16	30,399,257	81,921
NZD	50,874,000	JPMorgan Chase Bank N.A.	12/21/16	36,981,633	(48,906)
RUB	389,508,000	Citibank N.A.	12/21/16	5,907,678	180,250

Contracts to Deliver
AUD	44,403,000	JPMorgan Chase Bank N.A.	12/21/16	$33,926,334	$1,722
KRW	13,135,000,000	Citibank N.A.	12/21/16	11,901,957	(19,165)
KRW	12,996,000,000	Deutsche Bank AG	12/21/16	11,627,241	(167,727)
NZD	50,874,000	Citibank N.A.	12/21/16	37,083,178	150,451
ZAR	11,563,100	Royal Bank of Scotland plc	12/21/16	819,871	(10,131)

Net Unrealized Appreciation					$1,328,300

MIST-347

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/16	97	AUD	13,109,480	$138,602
Euro Stoxx 50 Index Futures	12/16/16	889	EUR	26,932,366	(354,648)
FTSE 100 Index Futures	12/16/16	580	GBP	38,950,356	1,066,917
MSCI Emerging Markets Index Mini Futures	12/16/16	407	USD	18,924,418	(355,043)
NASDAQ 100 Index E-Mini Futures	12/16/16	243	USD	23,404,109	265,306
Nikkei 225 Mini Futures	12/08/16	2,410	JPY	4,065,623,616	(997,718)
S&P 500 Index E-Mini Futures	12/16/16	1,992	USD	215,494,531	(318,691)
S&P TSX 60 Index Futures	12/15/16	58	CAD	9,902,067	13,912
SPI 200 Index Futures	12/15/16	388	AUD	50,441,222	1,602,626
U.S. Treasury Note 2 Year Futures	12/30/16	137	USD	29,932,366	(2,147)
U.S. Treasury Ultra Long Bond Futures	12/20/16	3	USD	560,270	(8,645)

Futures Contracts—Short
Russell 2000 Mini Index Futures	12/16/16	(189)	USD	(23,484,784)	(108,086)
U.S. Treasury Long Bond Futures	12/20/16	(7)	USD	(1,177,859)	765
U.S. Treasury Note 10 Year Futures	12/20/16	(101)	USD	(13,241,247)	(2,378)
U.S. Treasury Note 5 Year Futures	12/30/16	(48)	USD	(5,815,324)	(17,426)

Net Unrealized Appreciation					$923,346

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Receive	3M LIBOR	03/30/17	JPMorgan Chase Bank N.A.	S&P 500 Consumer Discretionary Index	USD	17,693,127	$(113,667)	$—	$(113,667)
Receive	3M LIBOR	03/30/17	JPMorgan Chase Bank N.A.	S&P 500 Consumer Discretionary Index	USD	17,788,799	(144,170)	—	(144,170)

Totals							$(257,837)	$—	$(257,837)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	2.015%	07/23/25	USD	324,000,000	$28,318,666
Pay	3M LIBOR	2.443%	07/23/26	USD	324,000,000	770,667
Pay	3M LIBOR	2.931%	01/26/26	USD	324,000,000	1,499,569

Net Unrealized Appreciation						$30,588,902

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(USD)—	United States Dollar
(ZAR)—	South African Rand
(LIBOR)—	London Interbank Offered Rate

MIST-348

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$363,716,107	$—	$363,716,107
Common Stocks
Aerospace & Defense	5,097,413	362,705	—	5,460,118
Air Freight & Logistics	1,267,946	641,264	—	1,909,210
Airlines	493,248	301,730	—	794,978
Auto Components	1,460,085	2,891,790	—	4,351,875
Automobiles	—	2,583,514	—	2,583,514
Banks	12,487,028	8,186,183	—	20,673,211
Beverages	5,255,151	3,055,804	—	8,310,955
Biotechnology	6,135,230	754,426	—	6,889,656
Building Products	—	400,930	—	400,930
Capital Markets	5,006,287	3,444,879	—	8,451,166
Chemicals	2,671,039	6,250,431	—	8,921,470
Commercial Services & Supplies	749,048	472,018	—	1,221,066
Communications Equipment	2,077,660	—	—	2,077,660
Construction & Engineering	—	906,372	—	906,372
Construction Materials	—	953,457	—	953,457
Consumer Finance	2,618,799	—	—	2,618,799
Containers & Packaging	1,253,433	—	—	1,253,433
Distributors	421,890	—	—	421,890
Diversified Consumer Services	141,215	121,184	—	262,399
Diversified Financial Services	1,051,083	811,105	—	1,862,188
Diversified Telecommunication Services	3,495,049	3,628,667	—	7,123,716
Electric Utilities	292,435	1,637,958	—	1,930,393
Electrical Equipment	3,274,099	1,506,673	—	4,780,772
Electronic Equipment, Instruments & Components	573,499	526,374	—	1,099,873
Energy Equipment & Services	1,354,523	586,951	—	1,941,474
Equity Real Estate Investment Trusts	480,787	1,198,825	—	1,679,612
Food & Staples Retailing	2,528,991	1,809,326	—	4,338,317
Food Products	2,155,448	2,366,576	—	4,522,024
Gas Utilities	—	1,803,493	—	1,803,493
Health Care Equipment & Supplies	3,333,120	1,455,024	—	4,788,144
Health Care Providers & Services	6,655,737	215,546	—	6,871,283
Health Care Technology	—	225,007	—	225,007
Hotels, Restaurants & Leisure	2,334,974	602,905	—	2,937,879
Household Durables	954,500	275,000	—	1,229,500
Household Products	4,627,456	120,907	—	4,748,363
Independent Power and Renewable Electricity Producers	344,479	—	—	344,479

MIST-349

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Industrial Conglomerates	$3,729,199	$1,111,468	$—	$4,840,667
Insurance	6,551,215	7,686,755	—	14,237,970
Internet & Direct Marketing Retail	2,980,702	350,959	—	3,331,661
Internet Software & Services	8,053,463	678,609	—	8,732,072
IT Services	10,242,463	831,821	—	11,074,284
Leisure Products	878,854	86,705	—	965,559
Life Sciences Tools & Services	331,386	235,385	—	566,771
Machinery	4,351,520	3,283,840	—	7,635,360
Marine	—	629,522	—	629,522
Media	4,755,074	1,396,548	—	6,151,622
Metals & Mining	1,944,468	3,589,128	—	5,533,596
Multi-Utilities	581,993	784,797	—	1,366,790
Multiline Retail	840,845	494,822	—	1,335,667
Oil, Gas & Consumable Fuels	13,843,327	6,746,543	—	20,589,870
Paper & Forest Products	123,392	837,850	—	961,242
Personal Products	843,204	2,800,082	—	3,643,286
Pharmaceuticals	10,258,255	13,739,833	—	23,998,088
Professional Services	979,140	2,909,123	—	3,888,263
Real Estate Management & Development	—	3,280,901	—	3,280,901
Road & Rail	1,184,928	1,177,672	—	2,362,600
Semiconductors & Semiconductor Equipment	6,593,413	406,635	—	7,000,048
Software	8,623,985	1,187,293	—	9,811,278
Specialty Retail	5,290,332	1,124,837	—	6,415,169
Technology Hardware, Storage & Peripherals	7,289,869	1,432,865	—	8,722,734
Textiles, Apparel & Luxury Goods	1,556,179	1,253,929	—	2,810,108
Thrifts & Mortgage Finance	247,034	—	—	247,034
Tobacco	2,993,437	2,159,517	—	5,152,954
Trading Companies & Distributors	794,103	692,546	—	1,486,649
Transportation Infrastructure	43,630	401,280	—	444,910
Water Utilities	—	284,097	—	284,097
Wireless Telecommunication Services	—	3,965,968	—	3,965,968
Total Common Stocks	186,497,062	115,658,354	—	302,155,416
Total U.S. Treasury & Government Agencies*	—	51,892,776	—	51,892,776
Total Mutual Funds*	41,314,483	—	—	41,314,483
Total Municipals	—	4,025,000	—	4,025,000
Preferred Stocks
Automobiles	—	152,132	—	152,132
Banks	290,979	—	—	290,979
Chemicals	—	116,498	—	116,498
Construction Materials	—	25,802	—	25,802
Total Preferred Stocks	290,979	294,432	—	585,411
Total Rights*	—	14	—	14
Total Short-Term Investment*	—	359,428,790	—	359,428,790
Securities Lending Reinvestments
Certificates of Deposit	—	1,949,998	—	1,949,998
Commercial Paper	—	449,364	—	449,364
Repurchase Agreements	—	33,672,620	—	33,672,620
Time Deposits	—	2,800,000	—	2,800,000
Total Securities Lending Reinvestments	—	38,871,982	—	38,871,982
Total Investments	$228,102,524	$933,887,455	$—	$1,161,989,979

Collateral for Securities Loaned (Liability)	$—	$(38,371,993)	$—	$(38,371,993)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,625,212	$—	$1,625,212
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(296,912)	—	(296,912)
Total Forward Contracts	$—	$1,328,300	$—	$1,328,300

MIST-350

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,088,128	$—	$—	$3,088,128
Futures Contracts (Unrealized Depreciation)	(2,164,782)	—	—	(2,164,782)
Total Futures Contracts	$923,346	$—	$—	$923,346
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$30,588,902	$—	$30,588,902
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(257,837)	$—	$(257,837)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $190,732 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $675,137 were due to the discontinuation of a systematic fair valuation model factor.

MIST-351

Met Investors Series Trust

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—97.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—97.2%
Consumer Staples Select Sector SPDR Fund (a) (b)	961,747	$51,174,558
Industrial Select Sector SPDR Fund (b)	921,232	53,781,524
iShares 20+ Year Treasury Bond ETF (a)	188,203	25,879,795
iShares Core MSCI Emerging Markets ETF	2,918,486	133,112,146
iShares Core S&P Small-Cap ETF	222,282	27,596,310
iShares iBoxx $ Investment Grade Corporate Bond ETF	438,693	54,038,204
iShares MSCI Canada ETF (a)	623,579	16,019,744
iShares MSCI EAFE ETF (a)	2,420,282	143,111,275
iShares S&P 500 Growth ETF (a)	443,309	53,932,973
iShares TIPS Bond ETF	916,279	106,737,341
SPDR Barclays High Yield Bond ETF (a) (b)	8,707,558	319,741,530
SPDR Dow Jones International Real Estate ETF (b)	2,199,186	91,728,048
SPDR Gold Shares (b) (c)	963,658	121,073,991
SPDR S&P 500 ETF Trust (a) (b)	2,444,371	528,717,447
SPDR S&P Dividend ETF (a) (b)	937,680	79,102,685
SPDR S&P International Small Cap ETF (b)	1,744,053	54,710,943
SPDR S&P MidCap 400 ETF Trust (b)	93,834	26,486,523
Technology Select Sector SPDR Fund (a) (b)	1,121,733	53,596,403
Vanguard REIT ETF	1,950,887	169,219,938
Vanguard Total Bond Market ETF	5,173,651	435,310,995
WisdomTree Europe Hedged Equity Fund	503,676	27,067,548

Total Mutual Funds (Cost $2,427,470,509)		2,572,139,921

Short-Term Investment—2.8%

Mutual Fund—2.8%
AIM STIT-STIC Prime Portfolio	73,417,644	73,417,644

Total Short-Term Investments (Cost $73,417,644)		73,417,644

Securities Lending Reinvestments (d)—15.7%

Certificates of Deposit—3.2%
Bank of Montreal 0.500%, 10/24/16	10,000,000	10,000,000
Chiba Bank, Ltd., New York 0.890%, 12/02/16	12,000,000	12,002,100
DZ Bank AG 0.950%, 01/03/17	10,000,000	10,000,000
KBC Bank NV 1.000%, 01/04/17	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	11,650,000	11,650,012
National Bank of Canada 0.480%, 10/28/16	13,000,000	12,999,922
Sumitomo Mitsui Trust Bank 0.420%, 10/04/16	6,000,000	6,000,000
Swedbank 0.350%, 10/03/16	11,650,000	11,649,977

		84,302,011

Commercial Paper—1.3%
Credit Suisse AG 0.971%, 10/19/16	10,000,000	9,999,890
Kells Funding LLC 1.050%, 01/30/17	11,999,649	11,958,000
Manhattan Asset Funding 0.740%, 11/28/16	1,250,000	1,248,761
Victory Receivables Corp. 1.050%, 01/04/17	10,000,000	9,974,630

		33,181,281

Repurchase Agreements—9.8%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $34,902,714 on 10/03/16, collateralized by $32,981,023 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $35,598,010.	34,900,000	34,900,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $45,003,125 on 10/03/16, collateralized by $44,177,550 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $45,900,040.	45,000,000	45,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $20,000,833 on 10/03/16, collateralized by $19,443,847 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $20,400,002.	20,000,000	20,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $32,401,215 on 10/03/16, collateralized by $25,557,120 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $33,048,454.	32,400,000	32,400,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $33,552,632 on 10/03/16, collateralized by $32,029,480 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $34,235,313.	33,550,000	33,550,000

MIST-352

Met Investors Series Trust

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $339,238 on 10/03/16, collateralized by $280,263 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $346,009.	339,225	$339,225
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $35,402,065 on 10/03/16, collateralized by $56,624,458 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $36,110,106.	35,400,000	35,400,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $26,201,885 on 10/04/16, collateralized by $25,198,475 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $26,724,000.	26,200,000	26,200,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $17,000,737 on 10/03/16, collateralized by $24,001,881 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $17,340,000.	17,000,000	17,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $15,000,575 on 10/03/16, collateralized by $14,042,702 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $15,300,308.	15,000,000	15,000,000

		259,789,225

Time Deposits—1.4%
ANZ London 0.420%, 10/03/16	4,000,000	4,000,000
Canadian Imperial Bank 0.260%, 10/03/16	16,000,000	16,000,000
DBS Bank Limited, Singapore 0.380%, 10/04/16	10,000,000	10,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	3,600,000	3,600,000
Royal Bank of Canada 0.280%, 10/03/16	4,334,276	4,334,276

		37,934,276

Total Securities Lending Reinvestments (Cost $415,204,584)		415,206,793

Total Investments— 115.7% (Cost $2,916,092,737) (e)		3,060,764,358
Other assets and liabilities (net)—(15.7)%		(414,632,069)

Net Assets—100.0%		$2,646,132,289

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $389,267,957 and the collateral received consisted of cash in the amount of $395,204,739. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(e)	As of September 30, 2016, the aggregate cost of investments was $2,916,092,737. The aggregate unrealized appreciation and depreciation of investments were $181,622,213 and $(36,950,592), respectively, resulting in net unrealized appreciation of $144,671,621.
(ETF)—	Exchange-Traded Fund

MIST-353

Met Investors Series Trust

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,572,139,921	$—	$—	$2,572,139,921
Total Short-Term Investment*	73,417,644	—	—	73,417,644
Securities Lending Reinvestments
Certificates of Deposit	—	84,302,011	—	84,302,011
Commercial Paper	—	33,181,281	—	33,181,281
Repurchase Agreements	—	259,789,225	—	259,789,225
Time Deposits	—	37,934,276	—	37,934,276
Total Securities Lending Reinvestments	—	415,206,793	—	415,206,793
Total Investments	$2,645,557,565	$415,206,793	$—	$3,060,764,358

Collateral for Securities Loaned (Liability)	$—	$(395,204,739)	$—	$(395,204,739)

*	See Schedule of Investments for additional detailed categorizations

MIST-354

Met Investors Series Trust

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—97.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—97.0%
Consumer Staples Select Sector SPDR Fund (a) (b)	341,338	$18,162,595
Industrial Select Sector SPDR Fund (b)	318,203	18,576,691
iShares 20+ Year Treasury Bond ETF (a)	64,416	8,857,844
iShares Core MSCI Emerging Markets ETF	1,425,858	65,033,383
iShares Core S&P Small-Cap ETF	222,345	27,604,132
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	151,103	18,612,868
iShares MSCI Canada ETF	432,164	11,102,293
iShares MSCI EAFE ETF (a)	1,831,634	108,304,518
iShares S&P 500 Growth ETF (a)	153,784	18,709,361
iShares TIPS Bond ETF	157,035	18,293,007
SPDR Barclays High Yield Bond ETF (b)	1,766,202	64,854,937
SPDR Dow Jones International Real Estate ETF (b)	757,510	31,595,742
SPDR Gold Shares (b) (c)	327,403	41,134,913
SPDR S&P 500 ETF Trust (a) (b)	1,058,164	228,880,873
SPDR S&P Dividend ETF (a) (b)	323,000	27,248,280
SPDR S&P International Small Cap ETF (a) (b)	897,770	28,163,045
SPDR S&P MidCap 400 ETF Trust (a) (b)	129,991	36,692,560
Technology Select Sector SPDR Fund (a) (b)	393,707	18,811,321
Vanguard REIT ETF	683,459	59,283,234
Vanguard Total Bond Market ETF	383,306	32,251,367
WisdomTree Europe Hedged Equity Fund	172,245	9,256,446

Total Mutual Funds (Cost $809,603,944)		891,429,410

Short-Term Investment—3.0%

Mutual Fund—3.0%
AIM STIT-STIC Prime Portfolio	27,357,266	27,357,266

Total Short-Term Investments (Cost $27,357,266)		27,357,266

Securities Lending Reinvestments (d)—18.7%

Certificates of Deposit—1.6%
Bank of Montreal 0.500%, 10/24/16	1,000,000	1,000,000
Chiba Bank, Ltd., New York 0.890%, 12/02/16	4,000,000	4,000,700
DZ Bank AG 0.950%, 01/03/17	1,000,000	1,000,000
KBC Bank NV 1.000%, 01/04/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	1,000,000	1,000,001
National Bank of Canada 0.480%, 10/28/16	2,450,000	2,449,985
Sumitomo Mitsui Trust Bank 0.420%, 10/04/16	3,000,000	3,000,000
Swedbank 0.350%, 10/03/16	1,000,000	999,998

		14,450,684

Commercial Paper—1.3%
Credit Suisse AG 0.971%, 10/19/16	1,500,000	1,499,983
Kells Funding LLC 1.050%, 01/30/17	3,999,883	3,986,000
Manhattan Asset Funding 0.740%, 11/28/16	500,000	499,505
Victory Receivables Corp. 1.050%, 01/04/17	6,000,000	5,984,778

		11,970,266

Repurchase Agreements—13.1%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $16,401,276 on 10/03/16, collateralized by $15,498,246 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $16,728,005.	16,400,000	16,400,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $14,501,007 on 10/03/16, collateralized by $14,234,988 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $14,790,013.	14,500,000	14,500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $7,500,313 on 10/03/16, collateralized by $7,291,443 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $7,650,001.	7,500,000	7,500,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $20,000,750 on 10/03/16, collateralized by $15,776,000 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $20,400,280.	20,000,000	20,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $18,901,484 on 10/03/16, collateralized by $18,043,433 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $19,286,063.	18,900,000	18,900,000

MIST-355

Met Investors Series Trust

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $357,977 on 10/03/16, collateralized by $295,744 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $365,122.	357,963	$357,963
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $25,001,458 on 10/03/16, collateralized by $39,989,024 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $25,501,488.	25,000,000	25,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $10,000,719 on 10/04/16, collateralized by $9,617,739 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $10,200,000.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $3,000,130 on 10/03/16, collateralized by $4,235,626 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $3,060,000.	3,000,000	3,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $5,000,192 on 10/03/16, collateralized by $4,680,901 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $5,100,103.	5,000,000	5,000,000

		120,657,963

Time Deposits—2.7%
ANZ London 0.420%, 10/03/16	4,000,000	4,000,000
Bank of Montreal London 0.400%, 10/03/16	7,000,000	7,000,000
Canadian Imperial Bank 0.260%, 10/03/16	5,500,000	5,500,000
DBS Bank Limited, Singapore 0.380%, 10/04/16	3,200,000	3,200,000
Den Norske Bank, Oslo 0.400%, 10/03/16	2,600,000	2,600,000
Royal Bank of Canada 0.280%, 10/03/16	2,700,000	2,700,000

		25,000,000

Total Securities Lending Reinvestments (Cost $172,077,359)		172,078,913

Total Investments—118.7% (Cost $1,009,038,569) (e)		1,090,865,589
Other assets and liabilities (net)—(18.7)%		(171,478,378)

Net Assets—100.0%		$919,387,211

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $167,802,865 and the collateral received consisted of cash in the amount of $170,076,364. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(e)	As of September 30, 2016, the aggregate cost of investments was $1,009,038,569. The aggregate unrealized appreciation and depreciation of investments were $89,605,709 and $(7,778,689), respectively, resulting in net unrealized appreciation of $81,827,020.
(ETF)—	Exchange-Traded Fund

MIST-356

Met Investors Series Trust

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$891,429,410	$—	$—	$891,429,410
Total Short-Term Investment*	27,357,266	—	—	27,357,266
Securities Lending Reinvestments
Certificates of Deposit	—	14,450,684	—	14,450,684
Commercial Paper	—	11,970,266	—	11,970,266
Repurchase Agreements	—	120,657,963	—	120,657,963
Time Deposits	—	25,000,000	—	25,000,000
Total Securities Lending Reinvestments	—	172,078,913	—	172,078,913
Total Investments	$918,786,676	$172,078,913	$—	$1,090,865,589

Collateral for Securities Loaned (Liability)	$—	$(170,076,364)	$—	$(170,076,364)

*	See Schedule of Investments for additional detailed categorizations.

MIST-357

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Boeing Co. (The)	324,800	$42,789,152
Raytheon Co.	198,400	27,008,192
United Technologies Corp.	370,800	37,673,280

		107,470,624

Airlines—0.8%
Southwest Airlines Co.	680,000	26,445,200

Auto Components—2.1%
Johnson Controls International plc	1,427,385	66,416,224

Automobiles—0.6%
General Motors Co.	565,300	17,959,581

Banks—9.5%
Bank of America Corp.	1,984,900	31,063,685
Citigroup, Inc.	1,422,600	67,189,398
Fifth Third Bancorp	2,198,200	44,975,172
JPMorgan Chase & Co.	1,721,800	114,654,662
Regions Financial Corp.	465,800	4,597,446
U.S. Bancorp	365,400	15,672,006
Wells Fargo & Co.	648,094	28,697,602

		306,849,971

Beverages—1.6%
PepsiCo, Inc.	481,100	52,329,247

Biotechnology—1.0%
Amgen, Inc.	80,800	13,478,248
Gilead Sciences, Inc.	241,500	19,107,480

		32,585,728

Capital Markets—6.6%
Ameriprise Financial, Inc.	469,000	46,792,130
Bank of New York Mellon Corp. (The)	1,483,200	59,150,016
Invesco, Ltd.	734,200	22,958,434
Morgan Stanley	2,607,600	83,599,656

		212,500,236

Chemicals—1.2%
E.I. du Pont de Nemours & Co.	558,500	37,402,745

Commercial Services & Supplies—0.3%
Stericycle, Inc. (a)	125,049	10,021,427

Communications Equipment—2.0%
Cisco Systems, Inc.	1,859,900	58,996,028
Juniper Networks, Inc.	253,100	6,089,586

		65,085,614

Construction Materials—0.8%
Vulcan Materials Co.	229,700	26,123,781

Consumer Finance—1.4%
American Express Co.	681,800	43,662,472

Containers & Packaging—0.8%
International Paper Co.	517,800	24,844,044

Diversified Telecommunication Services—0.5%
Verizon Communications, Inc.	329,000	17,101,420

Electric Utilities—5.7%
Entergy Corp.	271,700	20,847,541
Exelon Corp.	1,245,700	41,469,353
FirstEnergy Corp.	848,500	28,068,380
PG&E Corp.	1,512,700	92,531,859

		182,917,133

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity, Ltd.	435,500	28,037,490

Equity Real Estate Investment Trusts—1.3%
VEREIT, Inc.	1,874,411	19,437,642
Weyerhaeuser Co.	740,800	23,661,152

		43,098,794

Food & Staples Retailing—1.0%
Wal-Mart Stores, Inc.	431,600	31,126,992

Food Products—2.0%
Bunge, Ltd.	408,600	24,201,378
Tyson Foods, Inc. - Class A	554,000	41,367,180

		65,568,558

Health Care Equipment & Supplies—3.0%
Hologic, Inc. (a)	734,000	28,501,220
Medtronic plc	780,265	67,414,896

		95,916,116

Health Care Providers & Services—1.5%
Aetna, Inc.	413,700	47,761,665

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.	717,200	35,013,704
Las Vegas Sands Corp.	467,100	26,876,934

		61,890,638

Household Products—1.6%
Procter & Gamble Co. (The)	563,900	50,610,025

Independent Power and Renewable Electricity Producers—1.6%
AES Corp.	4,050,460	52,048,411

Industrial Conglomerates—2.2%
General Electric Co.	2,422,300	71,748,526

MIST-358

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—3.7%
American International Group, Inc.	47,600	$2,824,584
Loews Corp.	786,900	32,380,935
Marsh & McLennan Cos., Inc.	712,643	47,925,242
XL Group, Ltd.	1,093,210	36,764,652

		119,895,413

Leisure Products—0.9%
Mattel, Inc.	989,200	29,952,976

Life Sciences Tools & Services—1.6%
Thermo Fisher Scientific, Inc.	318,600	50,676,516

Machinery—1.8%
Cummins, Inc.	174,200	22,323,730
Illinois Tool Works, Inc.	310,300	37,186,352

		59,510,082

Media—3.9%
Comcast Corp. - Class A	843,000	55,924,620
News Corp. - Class A	1,711,000	23,919,780
Twenty-First Century Fox, Inc. - Class B	1,790,800	44,304,392

		124,148,792

Multiline Retail—0.7%
Kohl’s Corp.	480,800	21,035,000

Oil, Gas & Consumable Fuels—10.3%
Apache Corp.	562,500	35,926,875
Canadian Natural Resources, Ltd.	1,005,800	32,225,832
EQT Corp.	323,067	23,461,126
Exxon Mobil Corp.	717,400	62,614,672
Hess Corp.	450,400	24,150,448
Occidental Petroleum Corp.	428,000	31,209,760
Royal Dutch Shell plc - Class A (ADR)	1,045,500	52,348,185
Total S.A. (ADR) (b)	1,274,400	60,788,880
TransCanada Corp.	222,500	10,582,100

		333,307,878

Personal Products—0.0%
Coty, Inc. - Class A (a)	68,000	1,598,000

Pharmaceuticals—6.7%
Johnson & Johnson	558,500	65,975,605
Merck & Co., Inc.	877,300	54,752,293
Pfizer, Inc.	2,815,800	95,371,146

		216,099,044

Road & Rail—1.2%
Canadian Pacific Railway, Ltd.	250,500	38,251,350

Semiconductors & Semiconductor Equipment—4.5%
Applied Materials, Inc.	885,200	26,688,780
NXP Semiconductors NV (a)	384,300	39,202,443

Semiconductors & Semiconductor Equipment—(Continued)
QUALCOMM, Inc.	604,000	41,374,000
Texas Instruments, Inc.	537,300	37,707,714

		144,972,937

Software—2.6%
Microsoft Corp.	1,478,900	85,184,640

Specialty Retail—1.1%
Lowe’s Cos., Inc.	498,000	35,960,580

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.	290,600	32,852,330

Tobacco—1.9%
Philip Morris International, Inc.	630,400	61,287,488

Wireless Telecommunication Services—0.5%
T-Mobile U.S., Inc. (a)	346,700	16,197,824

Total Common Stocks (Cost $2,638,727,068)		3,148,453,512

Convertible Preferred Stock—0.5%

Electric Utilities—0.5%
NextEra Energy, Inc. 6.123%, 09/01/19 (Cost $15,895,567)	325,229	16,196,404

Short-Term Investment—1.8%

Mutual Fund—1.8%
T.Rowe Price Government Reserve Investment Fund (c)	59,226,456	59,226,456

Total Short-Term Investments (Cost $59,226,456)		59,226,456

Securities Lending Reinvestments (d)—1.8%

Certificates of Deposit—0.2%
Abbey National Treasury Services 0.440%, 10/03/16	500,000	500,000
Bank of Nova Scotia 0.750%, 10/19/16	500,000	500,054
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	500,000	500,001
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	2,000,000	2,000,002
National Bank of Canada 0.420%, 10/06/16	1,500,000	1,499,998
Standard Chartered Bank New York 0.910%, 12/16/16	500,000	500,039

MIST-359

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Swedbank 0.350%, 10/03/16	2,000,000	$1,999,996

		7,500,090

Commercial Paper—0.1%
Charta LLC 0.880%, 12/22/16	1,000,000	998,089
Kells Funding LLC 1.040%, 01/19/17	500,000	498,515

		1,496,604

Repurchase Agreements—1.4%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $5,500,428 on 10/03/16, collateralized by $5,197,583 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $5,610,002.	5,500,000	5,500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $5,000,208 on 10/03/16, collateralized by $4,860,962 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $5,100,001.	5,000,000	5,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $5,000,188 on 10/03/16, collateralized by $3,944,000 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $5,100,070.	5,000,000	5,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $6,000,468 on 10/03/16, collateralized by $5,728,074 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $6,122,560.	6,000,000	6,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $258,060 on 10/03/16, collateralized by $213,197 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $263,211.	258,050	258,050

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $8,000,467 on 10/03/16, collateralized by $12,796,488 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $8,160,476.	8,000,000	8,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $1,000,072 on 10/04/16, collateralized by $961,774 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $1,020,000.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $8,000,347 on 10/03/16, collateralized by $11,295,003 U.S. Government Agency with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $8,160,000.	8,000,000	8,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $4,500,173 on 10/03/16, collateralized by $4,212,810 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $4,590,093.	4,500,000	4,500,000

		43,258,050

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	300,000	300,000
Canadian Imperial Bank 0.260%, 10/03/16	2,000,000	2,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	1,000,000	1,000,000
Royal Bank of Canada 0.280%, 10/03/16	1,000,000	1,000,000

		4,300,000

Total Securities Lending Reinvestments (Cost $56,554,584)		56,554,744

Total Investments—101.7% (Cost $2,770,403,675) (e)		3,280,431,116
Other assets and liabilities (net)—(1.7)%		(55,408,751)

Net Assets—100.0%		$3,225,022,365

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

MIST-360

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $55,336,722 and the collateral received consisted of cash in the amount of $56,554,826. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(e)	As of September 30, 2016, the aggregate cost of investments was $2,770,403,675. The aggregate unrealized appreciation and depreciation of investments were $547,218,786 and $(37,191,345), respectively, resulting in net unrealized appreciation of $510,027,441.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,148,453,512	$—	$—	$3,148,453,512
Total Convertible Preferred Stock*	16,196,404	—	—	16,196,404
Total Short-Term Investment*	59,226,456	—	—	59,226,456
Securities Lending Reinvestments
Certificates of Deposit	—	7,500,090	—	7,500,090
Commercial Paper	—	1,496,604	—	1,496,604
Repurchase Agreements	—	43,258,050	—	43,258,050
Time Deposits	—	4,300,000	—	4,300,000
Total Securities Lending Reinvestments	—	56,554,744	—	56,554,744
Total Investments	$3,223,876,372	$56,554,744	$—	$3,280,431,116

Collateral for Securities Loaned (Liability)	$—	$(56,554,826)	$—	$(56,554,826)

*	See Schedule of Investments for additional detailed categorizations.

MIST-361

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—93.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
DigitalGlobe, Inc. (a)	367,000	$10,092,500
Rockwell Collins, Inc.	129,000	10,879,860
Textron, Inc.	712,000	28,302,000

		49,274,360

Auto Components—0.2%
BorgWarner, Inc.	109,000	3,834,620

Automobiles—0.6%
Ferrari NV	98,000	5,083,260
Tesla Motors, Inc. (a) (b)	21,000	4,284,630

		9,367,890

Biotechnology—2.5%
Alkermes plc (a)	357,000	16,789,710
Alnylam Pharmaceuticals, Inc. (a)	80,000	5,422,400
Incyte Corp. (a)	83,000	7,826,070
Neurocrine Biosciences, Inc. (a)	56,000	2,835,840
Seattle Genetics, Inc. (a)	16,000	864,160
Vertex Pharmaceuticals, Inc. (a)	80,000	6,976,800

		40,714,980

Building Products—1.0%
Allegion plc	245,000	16,882,950

Capital Markets—5.3%
CBOE Holdings, Inc.	257,000	16,666,450
E*Trade Financial Corp. (a)	274,000	7,978,880
FactSet Research Systems, Inc.	38,000	6,159,800
Intercontinental Exchange, Inc.	72,000	19,393,920
MSCI, Inc.	181,000	15,193,140
Oaktree Capital Group LLC	78,000	3,307,200
TD Ameritrade Holding Corp.	503,000	17,725,720

		86,425,110

Chemicals—2.6%
Air Products & Chemicals, Inc. (a)	112,000	15,578,080
Ashland Global Holdings, Inc.	88,000	10,203,600
RPM International, Inc.	257,000	13,806,040
Valvoline, Inc. (a)	145,000	3,406,050

		42,993,770

Commercial Services & Supplies—2.1%
KAR Auction Services, Inc.	261,000	11,264,760
Stericycle, Inc. (a)	63,000	5,048,820
Waste Connections, Inc.	231,000	17,255,700

		33,569,280

Communications Equipment—1.3%
Harris Corp.	194,000	17,772,340
Palo Alto Networks, Inc. (a)	19,000	3,027,270

		20,799,610

Construction Materials—0.7%
Martin Marietta Materials, Inc.	63,000	11,283,930

Containers & Packaging—1.1%
Ball Corp.	226,000	18,520,700

Electrical Equipment—2.6%
Acuity Brands, Inc.	55,000	14,553,000
AMETEK, Inc.	194,000	9,269,320
Sensata Technologies Holding NV (a)	461,000	17,877,580

		41,699,900

Electronic Equipment, Instruments & Components—1.3%
Cognex Corp.	102,000	5,391,720
Keysight Technologies, Inc. (a)	501,000	15,876,690

		21,268,410

Food & Staples Retailing—0.5%
Sprouts Farmers Market, Inc. (a)	375,000	7,743,750
Whole Foods Market, Inc.	39,000	1,105,650

		8,849,400

Food Products—1.8%
Blue Buffalo Pet Products, Inc. (a)	195,000	4,633,200
TreeHouse Foods, Inc. (a)	129,000	11,247,510
WhiteWave Foods Co. (The) (a)	259,000	14,097,370

		29,978,080

Health Care Equipment & Supplies—7.9%
Cooper Cos., Inc. (The)	119,000	21,331,940
DENTSPLY SIRONA, Inc.	320,000	19,017,600
Hologic, Inc. (a)	659,000	25,588,970
IDEXX Laboratories, Inc. (a)	81,000	9,131,130
Intuitive Surgical, Inc. (a)	26,000	18,845,580
Teleflex, Inc.	165,000	27,728,250
West Pharmaceutical Services, Inc.	102,000	7,599,000

		129,242,470

Health Care Providers & Services—3.6%
Acadia Healthcare Co., Inc. (a) (b)	164,000	8,126,200
Envision Healthcare Holdings, Inc. (a)	359,000	7,994,930
Henry Schein, Inc. (a)	125,000	20,372,500
MEDNAX, Inc. (a)	273,000	18,086,250
Universal Health Services, Inc. - Class B	31,000	3,819,820

		58,399,700

Health Care Technology—1.1%
IMS Health Holdings, Inc. (a)	313,000	9,809,420
Veeva Systems, Inc. - Class A (a)	192,000	7,925,760

		17,735,180

Hotels, Restaurants & Leisure—4.8%
Aramark	289,000	10,990,670
Choice Hotels International, Inc.	125,652	5,664,392
Marriott International, Inc. - Class A	299,000	20,131,670

MIST-362

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
MGM Resorts International (a)	333,000	$8,667,990
Norwegian Cruise Line Holdings, Ltd. (a)	588,000	22,167,600
Royal Caribbean Cruises, Ltd.	138,000	10,343,100

		77,965,422

Household Durables—0.9%
Harman International Industries, Inc.	177,000	14,947,650

Industrial Conglomerates—1.5%
Roper Technologies, Inc.	132,000	24,086,040

Insurance—4.6%
FNF Group	692,000	25,541,720
Progressive Corp. (The)	492,000	15,498,000
Willis Towers Watson plc	257,000	34,121,890

		75,161,610

Internet & Direct Marketing Retail—0.4%
TripAdvisor, Inc. (a)	99,000	6,254,820

Internet Software & Services—1.7%
Match Group, Inc. (a) (b)	172,000	3,059,880
VeriSign, Inc. (a) (b)	242,631	18,983,450
Zillow Group, Inc. - Class A (a) (b)	62,000	2,135,900
Zillow Group, Inc. - Class C (a) (b)	95,000	3,291,750

		27,470,980

IT Services—6.1%
CoreLogic, Inc. (a)	323,000	12,668,060
Fidelity National Information Services, Inc.	111,000	8,550,330
Fiserv, Inc. (a)	340,000	33,819,800
Gartner, Inc. (a)	86,000	7,606,700
Global Payments, Inc.	259,000	19,880,840
Vantiv, Inc. - Class A (a)	308,000	17,331,160

		99,856,890

Life Sciences Tools & Services—3.1%
Agilent Technologies, Inc.	460,000	21,661,400
Bruker Corp.	621,000	14,065,650
Illumina, Inc. (a)	40,000	7,266,400
Mettler-Toledo International, Inc. (a)	15,000	6,297,450
Patheon NV (a)	15,394	456,124

		49,747,024

Machinery—3.7%
Colfax Corp. (a)	159,000	4,997,370
Fortive Corp.	85,000	4,326,500
IDEX Corp.	276,000	25,825,320
Middleby Corp. (The) (a)	59,000	7,293,580
WABCO Holdings, Inc. (a)	50,000	5,676,500
Xylem, Inc.	242,000	12,692,900

		60,812,170

Metals & Mining—0.6%
Franco-Nevada Corp.	143,000	9,991,410

Multiline Retail—1.2%
Dollar General Corp.	276,000	19,317,240

Oil, Gas & Consumable Fuels—1.9%
ARC Resources, Ltd.	196,000	3,545,166
Cimarex Energy Co.	26,000	3,493,620
Concho Resources, Inc. (a)	32,000	4,395,200
EQT Corp.	275,000	19,970,500

		31,404,486

Pharmaceuticals—0.7%
Catalent, Inc. (a)	430,000	11,111,200

Professional Services—4.5%
Equifax, Inc.	177,000	23,820,660
IHS Markit, Ltd. (a)	571,000	21,441,050
ManpowerGroup, Inc.	96,000	6,936,960
TransUnion (a)	97,000	3,346,500
Verisk Analytics, Inc. (a)	224,000	18,206,720

		73,751,890

Real Estate Management & Development—0.7%
Jones Lang LaSalle, Inc.	85,000	9,672,150
WeWork Cos., Inc. - Class A (a) (c) (d)	47,810	1,799,759

		11,471,909

Road & Rail—2.2%
J.B. Hunt Transport Services, Inc.	145,000	11,765,300
Kansas City Southern	161,000	15,024,520
Old Dominion Freight Line, Inc. (a)	128,000	8,782,080

		35,571,900

Semiconductors & Semiconductor Equipment—3.0%
Microchip Technology, Inc.	420,000	26,098,800
NXP Semiconductors NV (a)	155,000	15,811,550
Xilinx, Inc.	125,000	6,792,500

		48,702,850

Software—3.7%
Atlassian Corp. plc - Class A (a) (b)	284,000	8,511,480
Guidewire Software, Inc. (a)	24,136	1,447,677
Mobileye NV (a)	54,770	2,331,559
NetSuite, Inc. (a)	72,000	7,969,680
Red Hat, Inc. (a)	242,000	19,560,860
ServiceNow, Inc. (a)	70,000	5,540,500
SS&C Technologies Holdings, Inc.	256,000	8,230,400
Tableau Software, Inc. - Class A (a)	120,000	6,632,400

		60,224,556

Specialty Retail—5.8%
AutoZone, Inc. (a)	32,000	24,586,881
Burlington Stores, Inc. (a)	63,000	5,104,260

MIST-363

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—(Continued)
CarMax, Inc. (a) (b)	339,000	$18,085,650
Dick’s Sporting Goods, Inc.	112,000	6,352,640
L Brands, Inc.	145,000	10,261,650
Michaels Cos., Inc. (The) (a)	485,000	11,722,450
O’Reilly Automotive, Inc. (a)	65,000	18,207,150

		94,320,681

Textiles, Apparel & Luxury Goods—2.4%
Carter’s, Inc.	78,000	6,763,380
Coach, Inc.	356,000	13,015,360
Hanesbrands, Inc. (b)	519,000	13,104,750
PVH Corp.	58,000	6,409,000

		39,292,490

Wireless Telecommunication Services—1.1%
T-Mobile U.S., Inc. (a)	388,000	18,127,360

Total Common Stocks (Cost $1,073,791,463)		1,530,430,918

Convertible Preferred Stocks—0.4%

Internet Software & Services—0.0%
LivingSocial, Inc. - Series E (a) (c) (d)	757,490	0

Real Estate Management & Development—0.4%
WeWork Cos., Inc. - Series D1 (a) (c) (d)	89,839	3,381,899
WeWork Cos., Inc. - Series D2 (a) (c) (d)	70,588	2,657,215

		6,039,114

Total Convertible Preferred Stocks (Cost $6,951,872)		6,039,114

Short-Term Investment—5.7%

Mutual Fund—5.7%
T.Rowe Price Government Reserve Investment Fund (e)	92,859,641	92,859,641

Total Short-Term Investments (Cost $92,859,641)		92,859,641

Securities Lending Reinvestments (f)—2.9%

Certificates of Deposit—0.1%
Bank of Montreal 0.500%, 10/24/16	500,000	500,000
DZ Bank AG 0.950%, 01/03/17	250,000	250,000
KBC Bank NV 1.000%, 01/04/17	250,000	250,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	250,000	250,000

Certificates of Deposit—(Continued)
Swedbank 0.350%, 10/03/16	250,000	250,000

		1,500,000

Repurchase Agreements—2.5%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $3,900,303 on 10/03/16, collateralized by $3,685,559 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $3,978,001.	3,900,000	3,900,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.045% to be repurchased at $9,000,338 on 10/03/16, collateralized by $7,099,200 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $9,180,126.	9,000,000	9,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $6,900,542 on 10/03/16, collateralized by $6,587,285 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $7,040,944.	6,900,000	6,900,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $788,458 on 10/03/16, collateralized by $651,387 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $804,196.	788,427	788,427
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $5,000,292 on 10/03/16, collateralized by $7,997,805 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $5,100,298.	5,000,000	5,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $3,000,216 on 10/04/16, collateralized by $2,885,322 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $3,060,000.	3,000,000	3,000,000

MIST-364

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $5,000,217 on 10/03/16, collateralized by $7,059,377 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $5,100,000.	5,000,000	$5,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $8,000,307 on 10/03/16, collateralized by $7,489,441 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $8,160,164.	8,000,000	8,000,000

		41,588,427

Time Deposits—0.3%
ANZ London 0.420%, 10/03/16	200,000	200,000
Canadian Imperial Bank 0.260%, 10/03/16	2,000,000	2,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	1,500,000	1,500,000
Royal Bank of Canada 0.280%, 10/03/16	1,600,000	1,600,000

		5,300,000

Total Securities Lending Reinvestments (Cost $48,388,427)		48,388,427

Total Investments—102.8% (Cost $1,221,991,403) (g)		1,677,718,100
Other assets and liabilities (net)—(2.8)%		(46,443,554)

Net Assets—100.0%		$1,631,274,546

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $46,977,120 and the collateral received consisted of cash in the amount of $47,888,427. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $7,838,873, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.5% of net assets.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(g)	As of September 30, 2016, the aggregate cost of investments was $1,221,991,403. The aggregate unrealized appreciation and depreciation of investments were $475,864,427 and $(20,137,730), respectively, resulting in net unrealized appreciation of $455,726,697.

Restricted Securities	Acquisition Date	Shares	Cost	Value
LivingSocial, Inc. - Series E	04/01/11	757,490	$4,280,576	$0
WeWork Cos., Inc. - Class A	12/09/14 - 05/26/15	47,810	722,353	1,799,759
WeWork Cos., Inc. - Series D1	12/09/14	89,839	1,495,924	3,381,899
WeWork Cos., Inc. - Series D2	12/09/14	70,588	1,175,372	2,657,215

				$7,838,873

MIST-365

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$49,274,360	$—	$—	$49,274,360
Auto Components	3,834,620	—	—	3,834,620
Automobiles	9,367,890	—	—	9,367,890
Biotechnology	40,714,980	—	—	40,714,980
Building Products	16,882,950	—	—	16,882,950
Capital Markets	86,425,110	—	—	86,425,110
Chemicals	42,993,770	—	—	42,993,770
Commercial Services & Supplies	33,569,280	—	—	33,569,280
Communications Equipment	20,799,610	—	—	20,799,610
Construction Materials	11,283,930	—	—	11,283,930
Containers & Packaging	18,520,700	—	—	18,520,700
Electrical Equipment	41,699,900	—	—	41,699,900
Electronic Equipment, Instruments & Components	21,268,410	—	—	21,268,410
Food & Staples Retailing	8,849,400	—	—	8,849,400
Food Products	29,978,080	—	—	29,978,080
Health Care Equipment & Supplies	129,242,470	—	—	129,242,470
Health Care Providers & Services	58,399,700	—	—	58,399,700
Health Care Technology	17,735,180	—	—	17,735,180
Hotels, Restaurants & Leisure	77,965,422	—	—	77,965,422
Household Durables	14,947,650	—	—	14,947,650
Industrial Conglomerates	24,086,040	—	—	24,086,040
Insurance	75,161,610	—	—	75,161,610
Internet & Direct Marketing Retail	6,254,820	—	—	6,254,820
Internet Software & Services	27,470,980	—	—	27,470,980
IT Services	99,856,890	—	—	99,856,890
Life Sciences Tools & Services	49,747,024	—	—	49,747,024
Machinery	60,812,170	—	—	60,812,170
Metals & Mining	9,991,410	—	—	9,991,410
Multiline Retail	19,317,240	—	—	19,317,240
Oil, Gas & Consumable Fuels	31,404,486	—	—	31,404,486
Pharmaceuticals	11,111,200	—	—	11,111,200
Professional Services	73,751,890	—	—	73,751,890
Real Estate Management & Development	9,672,150	—	1,799,759	11,471,909
Road & Rail	35,571,900	—	—	35,571,900
Semiconductors & Semiconductor Equipment	48,702,850	—	—	48,702,850
Software	60,224,556	—	—	60,224,556
Specialty Retail	94,320,681	—	—	94,320,681

MIST-366

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Textiles, Apparel & Luxury Goods	$39,292,490	$—	$—	$39,292,490
Wireless Telecommunication Services	18,127,360	—	—	18,127,360
Total Common Stocks	1,528,631,159	—	1,799,759	1,530,430,918
Convertible Preferred Stocks
Internet Software & Services	—	—	0	0
Real Estate Management & Development	—	—	6,039,114	6,039,114
Total Convertible Preferred Stocks	—	—	6,039,114	6,039,114
Total Short-Term Investment*	92,859,641	—	—	92,859,641
Securities Lending Reinvestments
Certificates of Deposit	—	1,500,000	—	1,500,000
Repurchase Agreements	—	41,588,427	—	41,588,427
Time Deposits	—	5,300,000	—	5,300,000
Total Securities Lending Reinvestments	—	48,388,427	—	48,388,427
Total Investments	$1,621,490,800	$48,388,427	$7,838,873	$1,677,718,100

Collateral for Securities Loaned (Liability)	$—	$(47,888,427)	$—	$(47,888,427)

*See	Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation	Transfers in to Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation from Investments Still Held at September 30, 2016
Common Stock
Real Estate Management & Development	$1,572,451	$227,308	$—	$1,799,759	$227,308
Convertible Preferred Stock
Internet Software & Services	0	—	—	0	—
Real Estate Management & Development	5,276,375	762,739	—	6,039,114	762,739

Total	$6,848,826	$990,047	$—	$7,838,873	$990,047

MIST-367

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—64.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—30.0%
Fannie Mae 15 Yr. Pool 2.500%, TBA (a)	47,380,000	$49,074,048
3.000%, TBA (a)	9,310,000	9,774,046
Fannie Mae 20 Yr. Pool 4.500%, 01/01/34	1,695,000	1,856,724
4.500%, 12/01/34	1,585,000	1,740,709
Fannie Mae 30 Yr. Pool 3.000%, 07/01/45	23,646,629	24,729,645
3.000%, TBA (a)	70,170,000	72,930,200
3.500%, 02/01/46	20,037,101	21,137,309
3.500%, TBA (a)	2,925,000	3,086,332
4.000%, TBA (a)	8,475,000	9,102,018
4.500%, 02/01/46	8,420,000	9,234,824
4.500%, 03/01/46	9,075,000	9,942,646
4.500%, 04/01/46	11,240,000	12,312,438
4.500%, 08/01/46	18,630,000	20,407,537
4.500%, 09/01/46	11,960,000	13,123,602
Fannie Mae Pool 2.470%, 01/01/23	2,500,000	2,600,901
2.740%, 03/01/25	2,156,128	2,266,868
2.740%, 03/01/26	3,855,000	4,046,875
2.950%, 05/01/31	4,363,376	4,585,973
3.030%, 03/01/31	1,090,940	1,150,768
3.280%, 02/01/28	3,975,000	4,348,945
3.320%, 08/01/26	1,895,000	2,078,055
3.390%, 01/01/31	4,725,000	5,168,299
3.500%, 01/01/44	8,979,013	9,577,321
3.550%, 03/01/24	4,130,597	4,561,501
3.580%, 03/01/27	2,935,599	3,248,840
3.920%, 10/01/23	1,730,000	1,945,430
4.080%, 01/01/29	4,392,238	5,052,852
4.380%, 06/01/21	7,196,521	8,000,082
4.383%, 04/01/21	7,156,254	7,891,863
4.520%, 08/01/19	4,169,977	4,485,811
4.550%, 10/01/19	5,004,582	5,414,327
4.570%, 01/01/21	1,466,368	1,628,818
4.590%, 08/01/26	2,938,035	3,446,626
Fannie Mae-ACES 0.875%, 05/25/18 (b)	2,477,442	2,476,768
0.875%, 08/25/18 (b)	8,862,195	8,867,456
3.150%, 12/25/24 (b)	9,741,676	10,450,633
Freddie Mac 15 Yr. Gold Pool 3.000%, 03/01/31	3,570,833	3,752,045
Freddie Mac 30 Yr. Gold Pool 3.000%, 06/01/46	10,663,741	11,091,329
3.000%, 08/01/46	5,226,046	5,435,596
3.000%, 09/01/46	16,708,124	17,378,075
3.000%, TBA (a)	18,250,000	18,964,316
3.500%, 01/01/45	16,368,131	17,497,676
3.500%, 04/01/45	8,892,376	9,563,223
3.500%, 06/01/45	14,110,124	15,066,060
3.500%, 10/01/45	5,556,422	5,932,870
3.500%, 11/01/45	8,642,865	9,116,986
3.500%, 01/01/46	5,456,153	5,755,461
3.500%, 03/01/46	7,185,933	7,580,132
3.500%, 04/01/46	20,378,700	21,497,711

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 06/01/46	6,505,174	6,864,253
3.500%, 08/01/46	13,382,333	14,138,190
4.000%, 01/01/45	7,634,291	8,328,255
4.000%, 11/01/45	8,383,798	8,992,177
4.000%, 12/01/45	17,289,775	18,839,178
4.000%, 01/01/46	11,672,605	12,519,639
Freddie Mac Multi-family Structured Pass-Through Certificates 1.072%, 07/25/20 (b)	1,587,916	1,589,928
1.152%, 07/25/20 (b)	1,628,774	1,631,446
3.511%, 04/25/30	4,495,000	4,986,351
Ginnie Mae II 30 Yr. Pool 3.000%, 07/20/46	4,389,411	4,604,357
3.000%, 08/20/46	2,628,553	2,757,271
3.000%, 09/20/46	23,615,000	24,771,403
3.000%, TBA (a)	29,825,000	31,244,017
3.500%, 04/20/46	11,291,978	12,006,779
3.500%, 05/20/46	5,030,280	5,349,762
3.500%, 06/20/46	12,808,317	13,625,328

		682,626,904

Federal Agencies—4.0%
Federal Farm Credit Bank 0.650%, 05/30/17 (b)	20,280,000	20,297,583
Federal Home Loan Bank 1.250%, 06/28/30 (c)	8,190,000	8,192,449
Federal Home Loan Mortgage Corp. 0.537%, 04/20/17 (b)	20,520,000	20,533,789
Federal National Mortgage Association 0.533%, 10/05/17 (b)	20,625,000	20,631,600
0.552%, 07/20/17 (b)	20,535,000	20,544,857

		90,200,278

U.S. Treasury—30.2%
U.S. Treasury Bonds 2.250%, 08/15/46	70,970,000	69,683,669
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (d)	34,783,430	35,852,568
U.S. Treasury Inflation Indexed Notes 0.375%, 07/15/25 (d)	30,997,982	32,012,856
U.S. Treasury Notes 0.750%, 10/31/17	140,895,000	140,994,049
0.750%, 07/31/18	137,627,000	137,589,428
1.125%, 06/30/21	31,285,000	31,248,334
1.125%, 07/31/21	63,900,000	63,807,664
1.125%, 08/31/21	30,835,000	30,803,672
1.125%, 09/30/21	115,575,000	115,421,516
1.500%, 08/15/26	31,510,000	31,203,502

		688,617,258

Total U.S. Treasury & Government Agencies (Cost $1,447,190,321)		1,461,444,440

MIST-368

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—20.3%

Security Description	Principal Amount*	Value

Airlines—0.5%
America West Airlines Pass-Through Trust 7.100%, 04/02/21	731,374	$793,541
8.057%, 07/02/20	465,873	526,436
American Airlines Pass-Through Trust 4.000%, 07/15/25	1,658,453	1,762,106
4.950%, 01/15/23	799,114	869,036
Continental Airlines Pass-Through Trust 6.545%, 02/02/19	2,419,477	2,566,097
JetBlue Airways Pass-Through Trust 1.267%, 11/15/16 (b)	463,000	461,843
U.S. Airways Pass-Through Trust 6.250%, 04/22/23	2,268,637	2,569,232
7.076%, 03/20/21	2,594,860	2,802,449

		12,350,740

Auto Manufacturers—0.3%
Ford Motor Credit Co. LLC 1.724%, 12/06/17	2,100,000	2,101,974
3.000%, 06/12/17	1,400,000	1,414,795
General Motors Co. 4.875%, 10/02/23	3,725,000	4,035,751
General Motors Financial Co., Inc. 3.200%, 07/06/21 (e)	200,000	202,456

		7,754,976

Banks—5.7%
Bank of America Corp. 4.125%, 01/22/24	3,090,000	3,351,093
4.875%, 04/01/44	900,000	1,043,035
5.000%, 01/21/44	2,500,000	2,943,110
5.650%, 05/01/18	3,000,000	3,182,301
5.750%, 12/01/17	4,845,000	5,076,315
6.000%, 09/01/17	2,200,000	2,287,630
6.400%, 08/28/17	2,000,000	2,086,660
6.875%, 04/25/18	2,815,000	3,036,985
Bank of America N.A. 5.300%, 03/15/17	5,500,000	5,596,145
Barclays plc 3.650%, 03/16/25	1,567,000	1,546,024
Capital One N.A. 1.650%, 02/05/18	755,000	755,885
2.400%, 09/05/19 (e)	1,850,000	1,879,258
Chase Capital VI 1.382%, 08/01/28 (b)	2,000,000	1,757,500
Citigroup, Inc. 1.300%, 11/15/16	4,000,000	4,000,772
1.700%, 04/27/18	5,000,000	5,005,420
1.800%, 02/05/18	2,750,000	2,756,933
Discover Bank 2.000%, 02/21/18	1,000,000	1,003,222
2.600%, 11/13/18	2,085,000	2,116,288
3.100%, 06/04/20	3,000,000	3,086,223
Goldman Sachs Group, Inc. (The) 1.481%, 05/22/17 (b)	1,000,000	1,001,735
2.625%, 04/25/21	5,000,000	5,077,175

Banks—(Continued)
Goldman Sachs Group, Inc. (The)
3.850%, 07/08/24	4,595,000	4,878,700
6.150%, 04/01/18	485,000	516,579
HBOS plc 6.750%, 05/21/18 (144A)	1,645,000	1,758,164
JPMorgan Chase & Co. 2.550%, 10/29/20	4,280,000	4,359,385
2.700%, 05/18/23	5,585,000	5,642,615
3.900%, 07/15/25	3,000,000	3,234,954
6.300%, 04/23/19	3,415,000	3,804,313
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	3,015,000	3,144,401
JPMorgan Chase Capital XIII 1.788%, 09/30/34 (b)	2,300,000	1,885,057
JPMorgan Chase Capital XXI 1.709%, 02/02/37 (b)	3,000,000	2,400,000
Morgan Stanley 3.875%, 01/27/26	3,500,000	3,715,887
5.450%, 01/09/17	4,000,000	4,043,940
5.625%, 09/23/19	4,050,000	4,485,209
5.950%, 12/28/17	5,765,000	6,070,222
6.625%, 04/01/18	475,000	508,953
7.300%, 05/13/19	1,000,000	1,136,505
Royal Bank of Scotland Group plc 6.400%, 10/21/19	2,500,000	2,763,025
UBS AG 1.375%, 06/01/17	7,000,000	7,002,023
Wells Fargo & Co. 2.600%, 07/22/20	5,175,000	5,280,001
3.000%, 04/22/26 (e)	3,500,000	3,532,911

		128,752,553

Beverages—0.4%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	3,663,000	3,934,062
4.900%, 02/01/46	3,248,000	3,864,409
Molson Coors Brewing Co. 3.000%, 07/15/26	1,525,000	1,535,562

		9,334,033

Biotechnology—0.8%
Amgen, Inc. 4.400%, 05/01/45	3,000,000	3,151,272
4.663%, 06/15/51 (144A)	1,000,000	1,068,797
Biogen, Inc. 5.200%, 09/15/45	3,100,000	3,646,391
Celgene Corp. 5.000%, 08/15/45	4,250,000	4,785,147
Gilead Sciences, Inc. 2.950%, 03/01/27	3,405,000	3,440,817
4.750%, 03/01/46	940,000	1,050,499

		17,142,923

MIST-369

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.1%
University of Southern California 3.028%, 10/01/39	3,030,000	$3,001,570

Computers—0.2%
Apple, Inc. 4.375%, 05/13/45	1,860,000	2,052,326
4.650%, 02/23/46	2,145,000	2,475,171

		4,527,497

Diversified Financial Services—0.8%
Capital One Bank USA N.A. 1.200%, 02/13/17	1,475,000	1,473,970
International Lease Finance Corp. 7.125%, 09/01/18 (144A)	5,850,000	6,383,813
Protective Life Global Funding 1.391%, 06/08/18 (144A) (b)	3,500,000	3,507,168
2.700%, 11/25/20 (144A)	3,045,000	3,131,484
Visa, Inc. 3.150%, 12/14/25	2,500,000	2,640,828

		17,137,263

Electric—2.5%
Appalachian Power Co. 4.450%, 06/01/45	2,200,000	2,404,356
Duke Energy Carolinas LLC 4.250%, 12/15/41	3,300,000	3,666,076
Duke Energy Progress LLC 4.100%, 05/15/42	1,000,000	1,086,867
4.100%, 03/15/43	2,325,000	2,524,827
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	3,250,000	3,763,461
El Paso Electric Co. 3.300%, 12/15/22	825,000	837,792
Emera U.S. Finance L.P. 2.700%, 06/15/21 (144A)	4,000,000	4,093,428
Entergy Corp. 4.000%, 07/15/22	4,000,000	4,339,100
Exelon Corp. 1.550%, 06/09/17	4,075,000	4,078,068
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	4,000,000	4,289,332
Florida Power & Light Co. 4.050%, 10/01/44	590,000	660,332
International Transmission Co. 4.625%, 08/15/43 (144A)	2,750,000	3,098,142
IPALCO Enterprises, Inc. 5.000%, 05/01/18	560,000	583,800
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	1,103,962
NextEra Energy Capital Holdings, Inc. 1.586%, 06/01/17	4,000,000	4,007,252
2.056%, 09/01/17	1,000,000	1,005,426
PacifiCorp 3.350%, 07/01/25	2,000,000	2,153,214

Electric—(Continued)
Pennsylvania Electric Co. 4.150%, 04/15/25 (144A)	2,800,000	2,883,770
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,333,402
Public Service Electric & Gas Co. 4.050%, 05/01/45	3,000,000	3,362,757
Southwestern Electric Power Co. 6.450%, 01/15/19	2,000,000	2,202,962
Xcel Energy, Inc. 3.300%, 06/01/25	2,375,000	2,505,589

		57,983,915

Food—0.4%
Kraft Heinz Foods Co. 3.000%, 06/01/26 (e)	1,000,000	1,007,978
3.500%, 07/15/22	1,500,000	1,594,022
3.950%, 07/15/25	2,000,000	2,163,878
5.200%, 07/15/45	3,270,000	3,867,187

		8,633,065

Gas—0.2%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26 (e)	4,000,000	4,133,204
Spire, Inc. 4.700%, 08/15/44	1,000,000	1,093,639

		5,226,843

Healthcare-Services—0.8%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	2,042,278
3.200%, 06/15/26 (e)	1,300,000	1,321,743
4.375%, 06/15/46	2,200,000	2,303,723
Hartford HealthCare Corp. 5.746%, 04/01/44	1,000,000	1,262,821
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	4,717,347
Northwell Healthcare, Inc. 3.979%, 11/01/46	3,405,000	3,443,507
4.800%, 11/01/42	1,600,000	1,745,454
UnitedHealth Group, Inc. 3.750%, 07/15/25	850,000	933,436

		17,770,309

Insurance—1.2%
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	3,700,000	4,200,836
Berkshire Hathaway, Inc. 4.500%, 02/11/43 (e)	1,455,000	1,685,565
Farmers Exchange Capital III 5.454%, 10/15/54 (144A) (b)	3,530,000	3,565,300
Jackson National Life Global Funding 3.050%, 04/29/26 (144A)	1,220,000	1,240,052
Pricoa Global Funding I 2.200%, 06/03/21 (144A) (e)	7,000,000	7,094,416

MIST-370

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Principal Life Global Funding II 3.000%, 04/18/26 (144A) (e)	5,000,000	$5,081,655
Teachers Insurance & Annuity Association of America 4.375%, 09/15/54 (144A) (b)	3,500,000	3,543,750

		26,411,574

Media—0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.484%, 10/23/45 (144A) (e)	3,215,000	3,887,970
Comcast Corp. 4.400%, 08/15/35	1,500,000	1,698,969

		5,586,939

Miscellaneous Manufacturing—0.2%
Siemens Financieringsmaatschappij NV 2.000%, 09/15/23 (144A)	3,420,000	3,369,531

Oil & Gas—0.3%
Anadarko Petroleum Corp. 4.500%, 07/15/44	620,000	568,849
Devon Energy Corp. 5.000%, 06/15/45 (e)	815,000	792,861
Exxon Mobil Corp. 3.567%, 03/06/45	2,775,000	2,811,816
Noble Energy, Inc. 5.050%, 11/15/44	1,050,000	1,036,654
Shell International Finance B.V. 4.375%, 05/11/45	650,000	701,607

		5,911,787

Pharmaceuticals—1.3%
AbbVie, Inc. 1.800%, 05/14/18 (e)	1,219,000	1,223,980
3.200%, 05/14/26	1,945,000	1,969,028
3.600%, 05/14/25	2,281,000	2,384,245
4.300%, 05/14/36	1,273,000	1,321,067
Actavis Funding SCS 3.800%, 03/15/25	6,285,000	6,651,755
4.550%, 03/15/35	1,200,000	1,274,638
4.750%, 03/15/45	1,000,000	1,093,424
AstraZeneca plc 3.375%, 11/16/25	1,620,000	1,730,111
Baxalta, Inc. 2.875%, 06/23/20	1,000,000	1,025,493
4.000%, 06/23/25	2,497,000	2,664,961
Express Scripts Holding Co. 3.400%, 03/01/27 (e)	2,000,000	2,011,356
Mylan NV 2.500%, 06/07/19 (144A)	5,500,000	5,548,845

		28,898,903

Pipelines—1.2%
Boardwalk Pipelines L.P. 5.750%, 09/15/19	4,950,000	5,274,319
Columbia Pipeline Group, Inc. 2.450%, 06/01/18	2,250,000	2,263,397
Enbridge Energy Partners L.P. 5.875%, 10/15/25	2,000,000	2,299,292
Energy Transfer Partners L.P. 2.500%, 06/15/18	2,500,000	2,516,357
5.150%, 03/15/45	5,065,000	4,691,618
6.500%, 02/01/42	700,000	730,155
Enterprise Products Operating LLC 4.450%, 02/15/43	500,000	489,668
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	1,260,000	1,329,863
TC PipeLines L.P. 4.650%, 06/15/21	3,840,000	4,028,955
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,264,713
Williams Partners L.P. 3.600%, 03/15/22	1,490,000	1,515,881

		28,404,218

Real Estate Investment Trusts—1.5%
Alexandria Real Estate Equities, Inc. 2.750%, 01/15/20	475,000	482,184
4.600%, 04/01/22	5,292,000	5,757,024
HCP, Inc. 4.000%, 12/01/22	1,975,000	2,087,139
4.250%, 11/15/23	3,216,000	3,376,694
Healthcare Realty Trust, Inc. 3.750%, 04/15/23	1,850,000	1,897,225
5.750%, 01/15/21	538,000	611,149
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26 (e)	1,885,000	1,909,769
SL Green Realty Corp. 5.000%, 08/15/18	1,500,000	1,566,319
Ventas Realty L.P. 3.125%, 06/15/23	590,000	601,959
3.250%, 10/15/26	2,500,000	2,523,362
4.125%, 01/15/26	4,750,000	5,108,725
WEA Finance LLC / Westfield UK & Europe Finance plc 2.700%, 09/17/19 (144A)	5,925,000	6,074,393
Welltower, Inc. 4.250%, 04/01/26	2,500,000	2,699,075

		34,695,017

Retail—0.6%
CVS Health Corp. 5.125%, 07/20/45	4,135,000	5,059,772
Wal-Mart Stores, Inc. 4.300%, 04/22/44	1,000,000	1,174,700
4.750%, 10/02/43	1,400,000	1,730,522

MIST-371

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Walgreens Boots Alliance, Inc. 3.450%, 06/01/26	3,280,000	$3,405,027
4.800%, 11/18/44	2,300,000	2,535,407

		13,905,428

Software—0.3%
Microsoft Corp. 3.750%, 02/12/45	2,330,000	2,364,799
Oracle Corp. 2.400%, 09/15/23	4,520,000	4,556,250

		6,921,049

Telecommunications—0.8%
AT&T, Inc. 3.000%, 06/30/22	1,000,000	1,028,108
3.800%, 03/15/22	2,000,000	2,142,178
4.350%, 06/15/45	1,500,000	1,477,579
4.750%, 05/15/46	4,175,000	4,368,950
Verizon Communications, Inc. 4.862%, 08/21/46	7,400,000	8,288,466

		17,305,281

Transportation—0.0%
Burlington Northern Santa Fe LLC 4.550%, 09/01/44	605,000	700,464

Total Corporate Bonds & Notes (Cost $446,578,542)		461,725,878

Asset-Backed Securities—8.5%

Asset-Backed - Home Equity—1.9%
Asset Backed Securities Corp. Home Equity Loan Trust 0.685%, 05/25/36 (b)	3,491,902	3,315,182
Asset-Backed Funding Certificates Trust 1.155%, 03/25/35 (b)	6,175,515	6,050,094
JPMorgan Mortgage Acquisition Corp. 0.995%, 06/25/35 (b)	8,803,000	8,365,832
MASTR Asset-Backed Securities Trust 0.935%, 06/25/35 (b)	3,105,626	3,103,100
New Century Home Equity Loan Trust 1.305%, 08/25/34 (b)	10,791,089	9,970,369
Option One Mortgage Loan Trust 1.184%, 05/25/35 (b)	4,753,052	4,581,566
Wells Fargo Home Equity Trust 1.170%, 04/25/35 (b)	7,230,700	7,159,155

		42,545,298

Asset-Backed - Other—2.0%
Citigroup Mortgage Loan Trust, Inc. 1.200%, 05/25/35 (b)	5,554,851	5,494,135
Dryden Senior Loan Fund 2.029%, 04/18/26 (144A) (b)	5,185,000	5,184,979

Asset-Backed - Other—(Continued)
Encore Credit Receivables Trust 0.945%, 01/25/36 (b)	4,491,219	4,472,763
GSAMP Trust 1.205%, 10/25/34 (b)	5,990,930	5,703,460
HSI Asset Securitization Corp. Trust 0.715%, 12/25/35 (b)	3,166,713	3,138,597
Long Beach Mortgage Loan Trust 1.320%, 02/25/35 (b)	4,753,641	4,746,035
Magnetite, Ltd. 2.135%, 07/25/26 (144A) (b)	5,000,000	5,002,490
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.200%, 06/25/35 (b)	2,424,620	2,420,737
1.275%, 03/25/35 (b)	1,189,860	1,190,109
Trust Company of the West 2.610%, 11/28/28	4,495,000	4,575,067
Voya CLO, Ltd. 2.129%, 07/17/26 (144A) (b)	2,850,000	2,850,017

		44,778,389

Asset-Backed - Student Loan—4.6%
Education Loan Asset-Backed Trust I 1.325%, 06/25/26 (144A) (b)	7,599,142	7,466,350
Navient Student Loan Trust 2.025%, 10/25/58 (b)	2,470,000	2,071,603
Nelnet Student Loan Trust 1.125%, 02/26/46 (144A) (b)	5,295,000	5,172,644
SLC Student Loan Trust 0.960%, 03/15/27 (b)	2,450,000	2,364,564
1.010%, 12/15/38 (b)	8,310,000	7,259,886
1.010%, 09/15/39 (b)	11,000,000	9,773,477
SLM Student Loan Trust 0.775%, 01/25/22 (b)	10,320,000	9,626,318
0.865%, 10/25/29 (b)	10,200,000	9,852,353
1.125%, 11/25/27 (b)	5,262,081	5,255,880
1.265%, 04/27/26 (144A) (b)	10,000,000	9,939,073
1.275%, 05/26/26 (b)	9,890,000	9,690,875
1.275%, 01/25/45 (144A) (b)	4,641,934	4,521,569
1.465%, 10/25/40 (b)	10,240,000	9,830,834
2.215%, 04/25/23 (b)	1,567,066	1,570,524
2.325%, 09/25/43 (b)	5,800,000	5,077,392
Wachovia Student Loan Trust 0.885%, 04/25/40 (144A) (b)	7,500,000	6,761,854

		106,235,196

Total Asset-Backed Securities (Cost $195,588,249)		193,558,883

Mortgage-Backed Securities—4.8%

Collateralized Mortgage Obligations—3.0%
Citigroup Mortgage Loan Trust, Inc. 0.722%, 05/20/47 (144A) (b)	3,757,860	3,597,838
Credit Suisse Mortgage Trust 0.764%, 05/27/37 (144A) (b)	2,746,209	2,721,739

MIST-372

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Credit Suisse Mortgage Trust
0.804%, 04/27/47 (144A) (b)	4,108,847	$3,914,965
1.066%, 09/27/46 (144A)	4,203,480	4,064,242
2.848%, 01/27/36 (144A) (b)	1,652,719	1,659,646
Morgan Stanley Mortgage Loan Trust 0.795%, 09/25/35 (b)	3,266,645	3,235,418
Morgan Stanley Resecuritization Trust 0.974%, 08/26/47 (144A) (b)	7,484,502	7,137,037
2.943%, 01/26/51 (144A) (b)	6,097,632	6,065,891
Nomura Resecuritization Trust 0.784%, 02/25/37 (144A) (b)	3,784,900	3,629,612
0.824%, 08/26/37 (144A) (b)	3,955,644	3,808,108
2.993%, 03/26/37 (144A) (b)	6,859,748	6,905,400
Structured Adjustable Rate Mortgage Loan Trust 1.200%, 01/25/35 (b)	5,298,639	5,146,861
2.919%, 03/25/34 (b)	8,028,890	7,999,761
WaMu Mortgage Pass-Through Certificates Trust Zero Coupon, 10/25/45 (b)	8,375,820	7,916,402

		67,802,920

Commercial Mortgage-Backed Securities—1.8%
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	1,865,000	2,012,562
7 WTC Depositor LLC Trust 4.082%, 03/13/31 (144A)	800,613	808,132
BAMLL Commercial Mortgage Securities Trust 3.819%, 07/14/37 (144A)	2,260,000	2,495,125
Banc of America Commercial Mortgage Trust 5.492%, 02/10/51	5,630,181	5,760,451
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	1,865,000	2,006,140
3.732%, 08/10/49 (144A) (b)	1,810,000	1,961,955
4.353%, 08/10/30 (144A)	1,845,000	2,069,888
DBRR Trust 4.537%, 07/12/44 (144A) (b)	3,000,000	3,273,234
GS Mortgage Securities Trust 2.539%, 01/10/45	395,295	395,556
JPMorgan Chase Commercial Mortgage Securities Trust 2.206%, 05/15/45	3,611,939	3,616,865
4.311%, 08/05/32 (144A)	1,708,000	1,837,677
4.388%, 07/15/46 (144A)	6,690,000	7,295,875
Morgan Stanley Capital Trust 0.684%, 04/15/49 (b)	3,073,222	3,070,876
4.700%, 09/15/47 (144A)	1,358,658	1,439,335
RBS Commercial Funding, Inc. Trust 3.961%, 01/13/32 (144A) (b)	2,475,000	2,710,761
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (b)	1,519,000	1,572,903

		42,327,335

Total Mortgage-Backed Securities (Cost $110,125,892)		110,130,255

Municipals—0.5%
Security Description	Shares/ Principal Amount*	Value
New York City Transitional Finance Authority, Future Tax Secured Revenue 5.267%, 05/01/27	2,150,000	2,664,087
New York City Water & Sewer System 5.440%, 06/15/43	1,250,000	1,714,175
6.011%, 06/15/42	1,300,000	1,878,721
New York City, General Obligation Unlimited, Build America Bonds 5.968%, 03/01/36	1,750,000	2,357,617
6.271%, 12/01/37	1,575,000	2,219,711

Total Municipals (Cost $9,936,221)		10,834,311

Short-Term Investments—9.9%

Mutual Fund—1.4%
State Street Institutional Liquid Reserves Fund Trust Class 0.392% (f)	31,825,294	31,825,294

U.S. Treasury—8.5%
U.S. Treasury Bills 0.271%, 10/06/16 (g)	31,875,000	31,873,578
0.301%, 10/13/16 (g)	60,785,000	60,778,494
0.310%, 12/08/16 (g) (h)	1,050,000	1,049,385
0.342%, 01/19/17 (g)	27,510,000	27,481,420
0.352%, 01/12/17 (g)	16,125,000	16,108,829
0.357%, 01/05/17 (g)	16,720,000	16,704,172
0.418%, 02/23/17 (g)	40,205,000	40,137,859

		194,133,737

Total Short-Term Investments (Cost $225,959,031)		225,959,031

Securities Lending Reinvestments (i)—0.8%

Certificates of Deposit—0.1%
Bank of Nova Scotia 0.750%, 10/19/16	100,000	100,011
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	500,000	500,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	200,000	200,000
National Bank of Canada 0.420%, 10/06/16	100,000	100,000
Standard Chartered Bank New York 0.910%, 12/16/16	800,000	800,062
Swedbank 0.350%, 10/03/16	200,000	200,000

		1,900,073

Commercial Paper—0.1%
Albion Capital Corp. 0.720%, 10/25/16	100,000	99,968
Charta LLC 0.880%, 12/22/16	100,000	99,809

MIST-373

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Kells Funding LLC 1.040%, 01/19/17	800,000	$797,625

		997,402

Repurchase Agreements—0.6%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $3,000,233 on 10/03/16, collateralized by $2,835,045 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $3,060,001.	3,000,000	3,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $2,500,104 on 10/03/16, collateralized by $2,430,481 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $2,550,000.	2,500,000	2,500,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $1,000,038 on 10/03/16, collateralized by $788,800 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $1,020,014.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $969,692 on 10/03/16, collateralized by $801,114 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $989,047.	969,653	969,653
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $3,000,175 on 10/03/16, collateralized by $4,798,683 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $3,060,179.	3,000,000	3,000,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $3,000,130 on 10/03/16, collateralized by $4,235,626 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $3,060,000.	3,000,000	3,000,000

		13,469,653

Time Deposits—0.0%
ANZ London 0.420%, 10/03/16	75,912	75,912
Den Norske Bank, Oslo 0.400%, 10/03/16	49,142	49,142
Royal Bank of Canada 0.280%, 10/03/16	300,000	300,000

		425,054

Total Securities Lending Reinvestments (Cost $16,791,981)		16,792,182

Total Investments—109.0% (Cost $2,452,170,237) (j)		2,480,444,980
Other assets and liabilities (net)—(9.0)%		(204,117,877)

Net Assets—100.0%		$2,276,327,103

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $16,220,306 and the collateral received consisted of cash in the amount of $16,791,758. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2016.
(g)	The rate shown represents current yield to maturity.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $1,049,385.
(i)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(j)	As of September 30, 2016, the aggregate cost of investments was $2,452,170,237. The aggregate unrealized appreciation and depreciation of investments were $33,632,553 and $(5,357,810), respectively, resulting in net unrealized appreciation of $28,274,743.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $196,535,225, which is 8.6% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(CLO)—	Collateralized Loan Obligation

MIST-374

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
U.S. Treasury Note 2 Year Futures	12/30/16	222	USD	48,503,710	$(3,647)
U.S. Treasury Note 5 Year Futures	12/30/16	1,102	USD	134,042,653	(132,434)

Net Unrealized Depreciation					$(136,081)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,461,444,440	$—	$1,461,444,440
Total Corporate Bonds & Notes*	—	461,725,878	—	461,725,878
Total Asset-Backed Securities*	—	193,558,883	—	193,558,883
Total Mortgage-Backed Securities*	—	110,130,255	—	110,130,255
Total Municipals	—	10,834,311	—	10,834,311
Short-Term Investments
Mutual Fund	31,825,294	—	—	31,825,294
U.S. Treasury	—	194,133,737	—	194,133,737
Total Short-Term Investments	31,825,294	194,133,737	—	225,959,031
Securities Lending Reinvestments
Certificates of Deposit	—	1,900,073	—	1,900,073
Commercial Paper	—	997,402	—	997,402
Repurchase Agreements	—	13,469,653	—	13,469,653
Time Deposits	—	425,054	—	425,054
Total Securities Lending Reinvestments	—	16,792,182	—	16,792,182
Total Investments	$31,825,294	$2,448,619,686	$—	$2,480,444,980

Collateral for Securities Loaned (Liability)	$—	$(16,791,758)	$—	$(16,791,758)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(136,081)	$—	$—	$(136,081)

*	See Schedule of Investments for additional detailed categorizations.

MIST-375

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc., (each as “pricing services”), pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Met Investors Series Trust (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate trachnes, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Advisor may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines the NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines the NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

MIST-376

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other method.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MIST-377

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: November 18, 2016

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: November 18, 2016